UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:     811-7704
Schwab Capital Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices)          (Zip code)
Marie Chandoha
Schwab Capital Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: April 30, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated April 30, 2011 enclosed.

Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

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This wrapper is not part of the shareholder report.

Schwab Equity Index Funds

Semiannual Report
April 30, 2011

Schwab S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market
Index Fund®

Schwab International
Index Fund®

This page is intentionally left blank.

Five cost-efficient ways to tap into the power of
the stock market for long-term growth potential.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	16.20%

S&P 500® Index	16.36%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 6-7

Schwab 1000 Index® Fund (Ticker Symbol: SNXFX)	16.80%

Schwab 1000 Index®	17.05%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 8-9

Schwab Small-Cap Index Fund® (Ticker Symbol: SWSSX)	23.71%

Schwab Small-Cap Index®	23.86%
Fund Category: Morningstar Small-Cap Blend	22.99%

Performance Details	pages 10-11

Schwab Total Stock Market Index Fund® (Ticker Symbol: SWTSX)	17.53%

Dow Jones U.S. Total Stock Market IndexSM	17.71%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	pages 12-13

Schwab International Index Fund® (Ticker Symbol: SWISX)[1]	13.47%

Schwab International Index®	13.34%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Equity Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Equity Index Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Equity Index Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Equity Index Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Equity Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of each of the remaining funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except the Schwab Total Stock Market Index Fund. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Equity Index Funds 5

Schwab S&P 500 Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)	16.20%	17.07%	2.96%	2.76%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.09%; Gross 0.10%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab S&P 500 Index Fund (5/19/97)
Pre-Liquidation (still own shares)	15.86%	16.73%	2.65%	2.36%
Post-Liquidation (shares were sold)	10.87%	11.44%	2.48%	2.20%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 9, 2009, the Investor Share class, Select Share class and e.Shares class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares. On September 9, 2009, the Schwab Institutional Select S&P 500 Fund merged into the fund.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Schwab Equity Index Funds

 Schwab S&P 500 Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	502
Weighted Average Market Cap ($ x 1,000,000)	$93,504
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.4%
Energy	13.0%
Health Care	11.2%
Industrials	11.1%
Consumer Discretionary	10.5%
Consumer Staples	10.3%
Materials	3.6%
Utilities	3.2%
Telecommunication Services	3.0%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.5%
Apple, Inc.	2.6%
Chevron Corp.	1.8%
General Electric Co.	1.7%
International Business Machines Corp.	1.7%
Microsoft Corp.	1.5%
AT&T, Inc.	1.5%
The Procter & Gamble Co.	1.4%
JPMorgan Chase & Co.	1.4%
Johnson & Johnson	1.4%
Total	18.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 7

Schwab 1000 Index® Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)	16.80%	17.78%	3.19%	3.19%
Schwab 1000 Index®	17.05%	18.26%	3.47%	3.50%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.29%; Gross 0.35%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab 1000 Index® Fund (4/2/91)
Pre-Liquidation (still own shares)	16.30%	17.28%	2.89%	2.84%
Post-Liquidation (shares were sold)	11.45%	12.10%	2.68%	2.60%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Investor Shares. Accordingly, the past performance shown is that of the fund’s former Investor Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Equity Index Funds

 Schwab 1000 Index® Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$82,144
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	5%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.7%
Energy	12.8%
Industrials	11.5%
Health Care	11.1%
Consumer Discretionary	11.0%
Consumer Staples	9.4%
Materials	4.2%
Utilities	3.3%
Telecommunication Services	2.8%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	3.1%
Apple, Inc.	2.2%
Chevron Corp.	1.5%
General Electric Co.	1.5%
International Business Machines Corp.	1.5%
Microsoft Corp.	1.4%
AT&T, Inc.	1.3%
The Procter & Gamble Co.	1.3%
Johnson & Johnson	1.3%
JPMorgan Chase & Co.	1.2%
Total	16.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 9

Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)	23.71%	21.61%	5.42%	7.40%
Schwab Small-Cap Index	23.86%	21.88%	5.60%	7.50%
Fund Category: Morningstar Small-Cap Blend	22.99%	21.91%	3.63%	8.14%

Fund Expense Ratios5: Net 0.19%; Gross 0.20%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Small-Cap Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	23.44%	21.35%	4.09%	6.49%
Post-Liquidation (shares were sold)	15.61%	14.25%	4.22%	6.15%

Fund Category: Morningstar Small-Cap Blend
Pre-Liquidation (still own shares)	21.25%	20.15%	2.29%	6.95%
Post-Liquidation (shares were sold)	14.08%	13.39%	2.47%	6.63%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset classes.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Equity Index Funds

 Schwab Small-Cap Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	993
Weighted Average Market Cap ($ x 1,000,000)	$1,408
Price/Earnings Ratio (P/E)	62.4
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[1]	23%

 Sector Weightings % of Investments

Financials	17.6%
Information Technology	17.4%
Industrials	17.0%
Consumer Discretionary	14.5%
Health Care	12.4%
Energy	6.2%
Materials	5.7%
Consumer Staples	3.9%
Utilities	3.3%
Telecommunication Services	1.2%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Pharmasset, Inc.	0.3%
Frontier Oil Corp.	0.3%
The Manitowoc Co., Inc.	0.3%
Catalyst Health Solutions, Inc.	0.3%
Coeur d’Alene Mines Corp.	0.3%
Lufkin Industries, Inc.	0.3%
Energy XXI (Bermuda) Ltd.	0.3%
Healthspring, Inc.	0.3%
General Cable Corp.	0.3%
Level 3 Communications, Inc.	0.3%
Total	3.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 11

Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)	17.53%	18.57%	3.65%	4.05%
Dow Jones U.S. Total Stock Market Indexsm	17.71%	18.68%	3.56%	4.04%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratios5: Net 0.09%; Gross 0.11%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Total Stock Market Index Fund® (6/1/99)
Pre-Liquidation (still own shares)	17.19%	18.23%	3.37%	3.69%
Post-Liquidation (shares were sold)	11.71%	12.39%	3.08%	3.34%

Fund Category: Morningstar Large-Cap Blend
Pre-Liquidation (still own shares)	13.81%	14.12%	1.37%	2.12%
Post-Liquidation (shares were sold)	9.23%	9.52%	1.55%	2.11%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

“Dow Jones” and “The Dow Jones U.S. Total Stock Market IndexSM” are service marks of Dow Jones & Company, Inc. and have been licensed for certain purposes by CSIM. The Schwab Total Stock Market Index Fund, based on The Dow Jones U.S. Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in such a product.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On September 18, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Equity Index Funds

 Schwab Total Stock Market Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	2,317
Weighted Average Market Cap ($ x 1,000,000)	$75,870
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	1%

 Sector Weightings % of Investments

Information Technology	17.9%
Financials	15.9%
Energy	12.0%
Industrials	11.3%
Health Care	11.3%
Consumer Discretionary	11.2%
Consumer Staples	8.8%
Materials	4.4%
Utilities	3.3%
Telecommunication Services	2.6%
Other	1.3%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.0%
Chevron Corp.	1.4%
General Electric Co.	1.4%
International Business Machines Corp.	1.3%
Microsoft Corp.	1.2%
AT&T, Inc.	1.2%
The Procter & Gamble Co.	1.2%
Johnson & Johnson	1.1%
JPMorgan Chase & Co.	1.1%
Total	14.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 13

Schwab International Index Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Pre-Tax Average Annual Total Returns1,2,3,4

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)	13.47%	20.64%	1.95%	4.99%
Schwab International Index®	13.34%	19.54%	2.07%	5.30%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%	20.50%	1.56%	5.24%

Fund Expense Ratios5: Net 0.19%; Gross 0.21%

 Average Annual Total Returns After Tax1,2,3,4

	6 Months	1 Year	5 Years	10 Years

Fund: Schwab International Index Fund® (5/19/97)
Pre-Liquidation (still own shares)	12.95%	20.10%	1.57%	4.47%
Post-Liquidation (shares were sold)	9.23%	13.93%	1.69%	4.15%

Fund Category: Morningstar Foreign Large-Cap Blend
Pre-Liquidation (still own shares)	10.24%	18.02%	0.03%	4.06%
Post-Liquidation (shares were sold)	6.99%	12.13%	0.57%	3.91%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower.
[2]	The pre-tax total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/11 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor’s situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies, including this fund.
[3]	The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	On August 21, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Equity Index Funds

 Schwab International Index Fund®

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	356
Weighted Average Market Cap ($ x 1,000,000)	$68,494
Price/Earnings Ratio (P/E)	18.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	2%

 Sector Weightings % of Investments

Financials	26.3%
Energy	11.8%
Materials	11.3%
Consumer Staples	10.1%
Industrials	9.6%
Health Care	8.4%
Consumer Discretionary	7.8%
Telecommunication Services	6.1%
Utilities	4.7%
Information Technology	3.7%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	2.1%
HSBC Holdings plc	1.8%
BHP Billiton Ltd.	1.6%
Novartis AG - Reg’d	1.6%
Vodafone Group plc	1.5%
Total S.A.	1.4%
BP plc	1.4%
Royal Dutch Shell plc, A Shares	1.4%
Siemens AG - Reg’d	1.1%
Roche Holding AG	1.1%
Total	15.0%

 Country Weightings % of Investments

United Kingdom	20.9%
Japan	13.6%
France	10.6%
Canada	9.8%
Germany	9.1%
Switzerland	8.4%
Australia	7.6%
Spain	3.8%
Italy	3.0%
Other Countries	13.2%
Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab S&P 500 Index Fund
Actual Return	0.09%	$1,000	$1,162.00	$0.48
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab 1000 Index® Fund
Actual Return	0.29%	$1,000	$1,168.00	$1.56
Hypothetical 5% Return	0.29%	$1,000	$1,023.36	$1.45

Schwab Small-Cap Index Fund®
Actual Return	0.19%	$1,000	$1,237.10	$1.05
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

Schwab Total Stock Market Index Fund®
Actual Return	0.09%	$1,000	$1,175.30	$0.49
Hypothetical 5% Return	0.09%	$1,000	$1,024.35	$0.45

Schwab International Index Fund®
Actual Return	0.19%	$1,000	$1,134.70	$1.01
Hypothetical 5% Return	0.19%	$1,000	$1,023.85	$0.95

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Equity Index Funds

Schwab S&P 500 Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.70		16.28	15.28		24.28	21.56	18.88

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.35	0.20		0.44	0.41	0.37
Net realized and unrealized gains (losses)	2.80		2.31	1.22		(9.02)	2.68	2.65

Total from investment operations	2.99		2.66	1.42		(8.58)	3.09	3.02
Less distributions:
Distributions from net investment income	(0.36)		(0.24)	(0.42)		(0.42)	(0.37)	(0.34)

Net asset value at end of period	21.33		18.70	16.28		15.28	24.28	21.56

Total return (%)	16.20	[2]	16.50	9.81		(35.92)	14.50	16.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.13	[4]	0.19	0.19	0.19
Gross operating expenses	0.09	[3]	0.10	0.16		0.21	0.20	0.21
Net investment income (loss)	1.94	[3]	1.97	2.09		2.06	1.78	1.74
Portfolio turnover rate	1	[2]	2	3	[5]	3	2	3
Net assets, end of period ($ x 1,000,000)	11,758		10,007	8,718		2,598	4,345	4,038

* Unaudited.

1 Effective September 9, 2009, the Investor Share class, the e.Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

See financial notes 17

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	8,745,209,906	11,661,462,266
0.8%		Short-Term Investments	99,517,526	99,517,538

100.0%		Total Investments	8,844,727,432	11,760,979,804
0.2%		Collateral Invested for Securities on Loan	21,049,265	21,049,265
(0	.2)%	Other Assets and Liabilities, Net		(23,866,451)

100.0%		Net Assets		11,758,162,618

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,503,397	0.5	54,197,552
Other Securities		0.3	37,925,184

		0.8	92,122,736

Banks 2.7%
Wells Fargo & Co.	4,933,809	1.2	143,623,180
Other Securities		1.5	178,023,502

		2.7	321,646,682

Capital Goods 8.6%
3M Co.	667,919	0.6	64,928,406
Caterpillar, Inc.	597,262	0.6	68,930,007
General Electric Co.	9,963,752	1.7	203,758,728
The Boeing Co.	689,254	0.5	54,988,684
United Technologies Corp.	865,135	0.7	77,498,793
Other Securities		4.5	538,503,589

		8.6	1,008,608,207

Commercial & Professional Supplies 0.6%
Other Securities		0.6	67,273,285

Consumer Durables & Apparel 1.1%
Other Securities		1.1	123,854,571

Consumer Services 1.8%
McDonald’s Corp.	982,538	0.7	76,942,551
Other Securities		1.1	131,744,809

		1.8	208,687,360

Diversified Financials 7.2%
Bank of America Corp.	9,478,911	1.0	116,401,027
Citigroup, Inc. *	27,165,476	1.1	124,689,535
JPMorgan Chase & Co.	3,730,731	1.4	170,233,255
The Charles Schwab Corp. (b)	935,381	0.1	17,126,826
The Goldman Sachs Group, Inc.	487,469	0.6	73,612,694
Other Securities		3.0	341,868,167

		7.2	843,931,504

Energy 13.0%
Chevron Corp.	1,881,534	1.8	205,915,081
ConocoPhillips	1,366,690	0.9	107,872,841
Exxon Mobil Corp.	4,661,641	3.5	410,224,408
Occidental Petroleum Corp.	759,350	0.7	86,786,112
Schlumberger Ltd.	1,277,115	1.0	114,621,071
Other Securities		5.1	599,569,233

		13.0	1,524,988,746

Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	1,831,702	0.9	100,706,976
Other Securities		1.4	165,651,842

		2.3	266,358,818

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	1,955,891	0.4	52,496,115
Kraft Foods, Inc., Class A	1,635,154	0.5	54,908,471
PepsiCo, Inc.	1,480,863	0.9	102,016,652
Philip Morris International, Inc.	1,686,246	1.0	117,092,922
The Coca-Cola Co.	2,148,728	1.2	144,953,191
Other Securities		1.8	210,581,484

		5.8	682,048,835

Health Care Equipment & Services 4.1%
UnitedHealth Group, Inc.	1,025,010	0.4	50,461,242
Other Securities		3.7	434,243,481

		4.1	484,704,723

Household & Personal Products 2.2%
The Procter & Gamble Co.	2,623,090	1.4	170,238,541
Other Securities		0.8	94,562,419

		2.2	264,800,960

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	1,606,530	1.1	133,823,949
Other Securities		2.7	316,456,901

		3.8	450,280,850

18 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 3.6%
Freeport-McMoRan Copper & Gold, Inc.	880,840	0.4	48,472,625
Other Securities		3.2	377,464,016

		3.6	425,936,641

Media 3.3%
Comcast Corp., Class A	2,583,964	0.6	67,803,215
The Walt Disney Co.	1,759,883	0.6	75,850,957
Other Securities		2.1	246,394,812

		3.3	390,048,984

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	1,432,886	0.6	74,567,388
Amgen, Inc. *	900,059	0.4	51,168,354
Johnson & Johnson	2,566,525	1.4	168,672,023
Merck & Co., Inc.	2,876,214	0.9	103,399,893
Pfizer, Inc.	7,508,333	1.3	157,374,660
Other Securities		2.5	278,329,659

		7.1	833,511,977

Real Estate 1.6%
Other Securities		1.6	190,195,505

Retailing 3.6%
Amazon.com, Inc. *	333,190	0.6	65,471,835
The Home Depot, Inc.	1,524,850	0.5	56,632,929
Other Securities		2.5	300,976,096

		3.6	423,080,860

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	5,153,905	1.0	119,519,057
Other Securities		1.5	178,740,281

		2.5	298,259,338

Software & Services 8.5%
Google, Inc., Class A *	233,962	1.1	127,298,724
International Business Machines Corp.	1,154,490	1.7	196,932,904
Microsoft Corp.	6,995,831	1.5	182,031,523
Oracle Corp.	3,629,986	1.1	130,860,995
Other Securities		3.1	363,379,396

		8.5	1,000,503,542

Technology Hardware & Equipment 6.9%
Apple, Inc. *	864,440	2.6	301,023,941
Cisco Systems, Inc.	5,297,128	0.8	93,017,568
EMC Corp. *	1,918,045	0.5	54,357,395
Hewlett-Packard Co.	2,086,408	0.7	84,228,291
QUALCOMM, Inc.	1,542,065	0.7	87,650,975
Other Securities		1.6	187,362,952

		6.9	807,641,122

Telecommunication Services 2.9%
AT&T, Inc.	5,540,736	1.5	172,427,704
Verizon Communications, Inc.	2,648,178	0.9	100,048,165
Other Securities		0.5	74,064,846

		2.9	346,540,715

Transportation 2.0%
United Parcel Service, Inc., Class B	923,318	0.6	69,221,150
Other Securities		1.4	161,455,838

		2.0	230,676,988

Utilities 3.2%
Other Securities		3.2	375,759,317

Total Common Stock
(Cost $8,745,209,906)			11,661,462,266

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	92,518,090	0.7	92,518,092

U.S. Treasury Obligation 0.1%
Other Securities		0.1	6,999,446

Total Short-Term Investments
(Cost $99,517,526)			99,517,538

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	21,049,265	0.2	21,049,265

Total Collateral Invested for Securities on Loan
(Cost $21,049,265)			21,049,265

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $8,894,516,760 and the unrealized appreciation and depreciation were $3,893,589,378 and ($1,027,126,334), respectively, with a net unrealized appreciation of $2,866,463,044.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

See financial notes 19

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	1,175	79,882,375	2,891,569

20 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $20,646,936 (cost $8,844,727,432)		$11,760,979,804
Collateral invested for securities on loan		21,049,265
Receivables:
Dividends		12,140,239
Fund shares sold		10,285,385
Due from broker for futures		282,000
Income from securities on loan		92,428
Foreign tax reclaims		41,630
Interest		152
Prepaid expenses	+	143,934

Total assets		11,805,014,837

Liabilities

Collateral held for securities on loan		21,049,265
Payables:
Investments bought		19,587,872
Investment adviser and administrator fees		29,955
Shareholder service fees		22,252
Fund shares redeemed		5,921,810
Accrued expenses	+	241,065

Total liabilities		46,852,219

Net Assets

Total assets		11,805,014,837
Total liabilities	−	46,852,219

Net assets		$11,758,162,618

Net Assets by Source
Capital received from investors		9,362,945,265
Net investment income not yet distributed		64,855,330
Net realized capital losses		(589,391,297)
Net unrealized capital gains		2,919,753,320

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$11,758,162,618		551,150,852		$21.33

See financial notes 21

 Schwab S&P 500 Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $107,014 from affiliated issuer and net of foreign withholding taxes of $2,850)		$109,140,127
Interest		40,621
Securities on loan	+	399,290

Total investment income		109,580,038

Expenses

Investment adviser and administrator fees		3,240,273
Shareholder service fees		1,056,895
Transfer agent fees		194,708
Shareholder reports		141,976
Portfolio accounting fees		121,998
Custodian fees		94,114
Professional fees		42,547
Trustees’ fees		38,633
Registration fees		27,861
Interest expense		1,134
Other expenses	+	164,233

Total expenses		5,124,372
Expense reduction by CSIM and its affiliates	−	262,829
Payment for state filing fees (see financial note 11)	−	27,879

Net expenses	−	4,833,664

Net investment income		104,746,374

Realized and Unrealized Gains (Losses)

Net realized gains on investments		34,561,717
Net realized gains on futures contracts	+	3,441,993

Net realized gains		38,003,710
Net unrealized gains on investments		1,480,565,034
Net unrealized gains on affiliated issuer		2,578,951
Net unrealized gains on futures contracts	+	2,763,686

Net unrealized gains	+	1,485,907,671

Net realized and unrealized gains		1,523,911,381

Increase in net assets resulting from operations		$1,628,657,755

22 See financial notes

 Schwab S&P 500 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$104,746,374	$186,921,830
Net realized gains		38,003,710	41,883,358
Net unrealized gains	+	1,485,907,671	1,199,925,752

Increase in net assets from operations		1,628,657,755	1,428,730,940

Distributions to Shareholders

Distributions from net investment income		($191,615,698)	($130,372,304)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		49,877,013	$999,811,157	77,474,237	$1,356,717,395
Shares reinvested		9,010,183	172,725,206	6,889,298	118,013,668
Shares redeemed	+	(43,005,618)	(858,342,152)	(84,582,907)	(1,483,749,859)

Net transactions in fund shares		15,881,578	$314,194,211	(219,372)	($9,018,796)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		535,269,274	$10,006,926,350	535,488,646	$8,717,586,510
Total increase or decrease	+	15,881,578	1,751,236,268	(219,372)	1,289,339,840

End of period		551,150,852	$11,758,162,618	535,269,274	$10,006,926,350

Net investment income not yet distributed			$64,855,330		$151,724,654

See financial notes 23

Schwab 1000 Index® Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	35.79		31.00	28.69		45.81	40.40	35.31

Income (loss) from investment operations:
Net investment income (loss)	0.31	[2]	0.57 [2]	0.54	[2]	0.66 [2]	0.60 [2]	0.50 [2]
Net realized and unrealized gains (losses)	5.58		4.80	2.41		(17.13)	5.33	5.05

Total from investment operations	5.89		5.37	2.95		(16.47)	5.93	5.55
Less distributions:
Distributions from net investment income	(0.57)		(0.58)	(0.64)		(0.62)	(0.52)	(0.46)
Distributions from net realized gains	(0.47)		—	—		(0.03)	—	—

Total distributions	(1.04)		(0.58)	(0.64)		(0.65)	(0.52)	(0.46)

Net asset value at end of period	40.64		35.79	31.00		28.69	45.81	40.40

Total return (%)	16.80	[3]	17.51	10.72		(36.43)	14.81	15.84

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.29	[4]	0.29	0.38	[5]	0.49	0.48	0.49
Gross operating expenses	0.34	[4]	0.35	0.44		0.49	0.48	0.49
Net investment income (loss)	1.64	[4]	1.71	1.96		1.68	1.39	1.34
Portfolio turnover rate	5	[3]	5	4		4	6	5
Net assets, end of period ($ x 1,000,000)	5,116		4,575	4,279		2,260	3,974	3,918

* Unaudited.

1 Effective September 18, 2009, the Select Shares class and the Investor Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

24 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.6%		Common Stock	2,147,364,378	5,097,239,554
0.3%		Other Investment Company	13,251,361	13,251,361
0.0%		Short-Term Investment	2,549,723	2,549,729

99.9%		Total Investments	2,163,165,462	5,113,040,644
0.3%		Collateral Invested for Securities on Loan	16,776,350	16,776,350
(0	.2)%	Other Assets and Liabilities, Net		(13,551,233)

100.0%		Net Assets		5,116,265,761

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.6% of net assets

Automobiles & Components 0.9%
Ford Motor Co. *	1,329,887	0.4	20,573,352
Other Securities		0.5	27,494,939

		0.9	48,068,291

Banks 2.8%
Wells Fargo & Co.	1,863,096	1.1	54,234,725
Other Securities		1.7	86,980,128

		2.8	141,214,853

Capital Goods 8.7%
3M Co.	253,754	0.5	24,667,426
Caterpillar, Inc.	225,296	0.5	26,001,411
General Electric Co.	3,782,002	1.5	77,341,941
The Boeing Co.	260,389	0.4	20,773,834
United Technologies Corp.	327,803	0.6	29,364,593
Other Securities		5.2	268,886,364

		8.7	447,035,569

Commercial & Professional Supplies 0.7%
Other Securities		0.7	37,814,123

Consumer Durables & Apparel 1.3%
Other Securities		1.3	65,662,193

Consumer Services 1.9%
McDonald’s Corp.	375,036	0.6	29,369,069
Other Securities		1.3	67,729,406

		1.9	97,098,475

Diversified Financials 6.6%
Bank of America Corp.	3,579,741	0.9	43,959,219
Citigroup, Inc. *	10,311,562	0.9	47,330,070
JPMorgan Chase & Co.	1,387,578	1.2	63,315,184
The Charles Schwab Corp. (a)	351,965	0.1	6,444,479
The Goldman Sachs Group, Inc.	181,432	0.5	27,398,046
Other Securities		3.0	146,957,706

		6.6	335,404,704

Energy 12.8%
Chevron Corp.	714,337	1.5	78,177,041
ConocoPhillips	521,466	0.8	41,159,311
Exxon Mobil Corp.	1,789,863	3.1	157,507,944
Occidental Petroleum Corp.	288,416	0.6	32,963,065
Schlumberger Ltd.	484,247	0.8	43,461,168
Other Securities		6.0	299,317,853

		12.8	652,586,382

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	695,427	0.7	38,234,577
Other Securities		1.3	63,004,616

		2.0	101,239,193

Food, Beverage & Tobacco 5.3%
Altria Group, Inc.	741,105	0.4	19,891,258
Kraft Foods, Inc., Class A	618,964	0.4	20,784,811
PepsiCo, Inc.	562,585	0.8	38,756,481
Philip Morris International, Inc.	644,065	0.9	44,723,874
The Coca-Cola Co.	824,174	1.1	55,598,778
Other Securities		1.7	92,853,903

		5.3	272,609,105

Health Care Equipment & Services 4.2%
UnitedHealth Group, Inc.	390,392	0.4	19,218,998
Other Securities		3.8	197,099,949

		4.2	216,318,947

Household & Personal Products 2.1%
The Procter & Gamble Co.	993,619	1.3	64,485,873
Other Securities		0.8	42,949,714

		2.1	107,435,587

Insurance 3.9%
Berkshire Hathaway, Inc., Class B *	614,212	1.0	51,163,860
Other Securities		2.9	150,366,679

		3.9	201,530,539

See financial notes 25

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.2%
E.I. du Pont de Nemours & Co.	324,017	0.4	18,400,925
Freeport-McMoRan Copper & Gold, Inc.	332,530	0.4	18,299,126
Other Securities		3.4	179,090,719

		4.2	215,790,770

Media 3.3%
Comcast Corp., Class A	990,323	0.5	25,986,076
The Walt Disney Co.	672,160	0.6	28,970,096
Other Securities		2.2	111,389,995

		3.3	166,346,167

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	548,746	0.6	28,556,742
Amgen, Inc. *	335,360	0.4	19,065,216
Johnson & Johnson	974,787	1.3	64,063,002
Merck & Co., Inc.	1,093,618	0.8	39,315,567
Pfizer, Inc.	2,843,151	1.2	59,592,445
Other Securities		2.6	142,431,898

		6.9	353,024,870

Real Estate 2.4%
Other Securities		2.4	121,667,529

Retailing 3.6%
Amazon.com, Inc. *	125,841	0.5	24,727,756
The Home Depot, Inc.	581,735	0.4	21,605,638
Other Securities		2.7	137,862,125

		3.6	184,195,519

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	1,979,980	0.9	45,915,736
Other Securities		1.8	92,682,211

		2.7	138,597,947

Software & Services 8.6%
Google, Inc., Class A *	88,511	0.9	48,158,835
International Business Machines Corp.	440,940	1.5	75,215,545
Microsoft Corp.	2,672,438	1.4	69,536,837
Oracle Corp.	1,374,010	1.0	49,533,060
Other Securities		3.8	195,929,008

		8.6	438,373,285

Technology Hardware & Equipment 6.6%
Apple, Inc. *	325,614	2.2	113,388,563
Cisco Systems, Inc.	1,967,415	0.7	34,547,807
EMC Corp. *	731,324	0.4	20,725,722
Hewlett-Packard Co.	804,968	0.6	32,496,558
QUALCOMM, Inc.	574,178	0.6	32,636,278
Other Securities		2.1	105,886,582

		6.6	339,681,510

Telecommunication Services 2.8%
AT&T, Inc.	2,097,777	1.3	65,282,820
Verizon Communications, Inc.	1,003,357	0.7	37,906,827
Other Securities		0.8	38,383,852

		2.8	141,573,499

Transportation 2.0%
United Parcel Service, Inc., Class B	351,035	0.5	26,317,094
Other Securities		1.5	76,811,980

		2.0	103,129,074

Utilities 3.3%
Other Securities		3.3	170,841,423

Total Common Stock
(Cost $2,147,364,378)			5,097,239,554

Other Investment Company 0.3% of net assets

Money Fund 0.3%
Other Securities		0.3	13,251,361

Total Other Investment Company
(Cost $13,251,361)			13,251,361

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	2,549,729

Total Short-Term Investment
(Cost $2,549,723)			2,549,729

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Navigator Security Lending Prime Portfolio	16,776,350	0.3	16,776,350

Total Collateral Invested for Securities on Loan
(Cost $16,776,350)			16,776,350

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $2,140,254,188 and the unrealized appreciation and depreciation were $3,033,113,922 and ($60,327,466), respectively, with a net unrealized appreciation of $2,972,786,456.

26 See financial notes

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	200	13,597,000	491,150

See financial notes 27

 Schwab 1000 Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $16,388,862 (cost $2,163,165,462)		$5,113,040,644
Collateral invested for securities on loan		16,776,350
Receivables:
Dividends		4,957,999
Fund shares sold		2,023,259
Income from securities on loan		62,359
Due from broker for futures		54,331
Foreign tax reclaims		15,805
Interest		3,453
Prepaid expenses	+	84,372

Total assets		5,137,018,572

Liabilities

Collateral held for securities on loan		16,776,350
Payables:
Investment adviser and administrator fees		75,084
Shareholder service fees		49,562
Fund shares redeemed		3,704,254
Accrued expenses	+	147,561

Total liabilities		20,752,811

Net Assets

Total assets		5,137,018,572
Total liabilities	−	20,752,811

Net assets		$5,116,265,761

Net Assets by Source
Capital received from investors		1,935,509,660
Net investment income not yet distributed		23,719,040
Net realized capital gains		205,879,456
Net unrealized capital gains		2,951,157,605

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$5,116,265,761		125,889,034		$40.64

28 See financial notes

 Schwab 1000 Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $43,526 from affiliated issuer and net of foreign withholding taxes of $7,374)		$46,168,701
Interest		27,902
Securities on loan	+	269,308

Total investment income		46,465,911

Expenses

Investment adviser and administrator fees		5,495,670
Shareholder service fees		2,363,163
Shareholder reports		103,621
Portfolio accounting fees		69,313
Transfer agent fees		52,679
Custodian fees		44,873
Professional fees		30,002
Trustees’ fees		22,025
Registration fees		20,085
Interest expense		4,713
Other expenses	+	60,280

Total expenses		8,266,424
Expense reduction by CSIM and its affiliates	−	1,278,001
Custody credits	−	114

Net expenses	−	6,988,309

Net investment income		39,477,602

Realized and Unrealized Gains (Losses)

Net realized gains on investments		181,172,602
Net realized gains on affiliated issuer		281,316
Net realized gains on futures contracts	+	1,230,190

Net realized gains		182,684,108
Net unrealized gains on investments		527,708,617
Net unrealized gains on affiliated issuer		795,140
Net unrealized gains on futures contracts	+	483,028

Net unrealized gains	+	528,986,785

Net realized and unrealized gains		711,670,893

Increase in net assets resulting from operations		$751,148,495

See financial notes 29

 Schwab 1000 Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$39,477,602	$76,646,671
Net realized gains		182,684,108	58,671,007
Net unrealized gains	+	528,986,785	583,282,542

Increase in net assets from operations		751,148,495	718,600,220

Distributions to Shareholders

Distributions from net investment income		(72,629,008)	(78,998,534)
Distributions from net realized gains	+	(59,077,498)	—

Total distributions		($131,706,506)	($78,998,534)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,290,259	$163,771,339	7,828,659	$261,539,915
Shares reinvested		3,151,858	114,822,202	2,124,208	69,015,533
Shares redeemed	+	(9,376,967)	(357,084,658)	(20,167,504)	(673,928,250)

Net transactions in fund shares		(1,934,850)	($78,491,117)	(10,214,637)	($343,372,802)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		127,823,884	$4,575,314,889	138,038,521	$4,279,086,005
Total increase or decrease	+	(1,934,850)	540,950,872	(10,214,637)	296,228,884

End of period		125,889,034	$5,116,265,761	127,823,884	$4,575,314,889

Net investment income not yet distributed			$23,719,040		$56,870,446

30 See financial notes

Schwab Small-Cap Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–		11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]		10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	19.18		15.14	13.85		25.35	25.97	22.36

Income (loss) from investment operations:
Net investment income (loss)	0.14	[2]	0.22 [2]	0.18	[2]	0.33 [2]	0.35 [2]	0.27 [2]
Net realized and unrealized gains (losses)	4.37		3.97	1.40		(7.89)	2.36	3.67

Total from investment operations	4.51		4.19	1.58		(7.56)	2.71	3.94
Less distributions:
Distributions from net investment income	(0.20)		(0.15)	(0.29)		(0.32)	(0.28)	(0.18)
Distributions from net realized gains	(0.05)		—	—		(3.62)	(3.05)	(0.15)

Total distributions	(0.25)		(0.15)	(0.29)		(3.94)	(3.33)	(0.33)

Net asset value at end of period	23.44		19.18	15.14		13.85	25.35	25.97

Total return (%)	23.71	[3]	27.85	11.98		(34.48)	11.35	17.78

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[4]	0.19	0.28	[5]	0.42	0.42	0.42
Gross operating expenses	0.19	[4]	0.20	0.33		0.42	0.42	0.42
Net investment income (loss)	1.33	[4]	1.23	1.41		1.78	1.43	1.10
Portfolio turnover rate	23	[3]	33	26		64	31	29
Net assets, end of period ($ x 1,000,000)	1,738		1,406	1,142		628	969	889

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,347,318,616	1,726,315,994
0.0%		Rights	—	—
0.8%		Short-Term Investments	14,251,402	14,251,404

100.1%		Total Investments	1,361,570,018	1,740,567,398
3.7%		Collateral Invested for Securities on Loan	64,610,222	64,610,222
(3	.8)%	Other Assets and Liabilities, Net		(66,796,354)

100.0%		Net Assets		1,738,381,266

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	12,955,522

Banks 6.1%
Prosperity Bancshares, Inc.	81,100	0.2	3,718,435
Signature Bank *	70,609	0.2	4,110,150
Other Securities		5.7	98,120,912

		6.1	105,949,497

Capital Goods 10.2%
EMCOR Group, Inc. *	115,500	0.2	3,577,035
General Cable Corp. *	95,500	0.3	4,631,750
Hexcel Corp. *	171,083	0.2	3,683,417
The Manitowoc Co., Inc.	233,200	0.3	5,174,708
The Toro Co.	55,135	0.2	3,744,218
Other Securities		9.0	156,250,093

		10.2	177,061,221

Commercial & Professional Supplies 4.1%
Other Securities		4.1	71,292,166

Consumer Durables & Apparel 2.6%
Brunswick Corp.	154,200	0.2	3,603,654
Other Securities		2.4	41,883,237

		2.6	45,486,891

Consumer Services 4.8%
Brinker International, Inc.	169,500	0.2	4,083,255
Other Securities		4.6	78,590,478

		4.8	82,673,733

Diversified Financials 2.5%
Other Securities		2.5	43,513,357

Energy 6.2%
Energy XXI (Bermuda) Ltd. *	130,700	0.3	4,737,875
Frontier Oil Corp.	191,400	0.3	5,347,716
Key Energy Services, Inc. *	219,900	0.2	4,002,180
Lufkin Industries, Inc.	52,190	0.3	4,818,703
Rosetta Resources, Inc. *	91,700	0.2	4,211,781
Other Securities		4.9	84,757,232

		6.2	107,875,487

Food & Staples Retailing 1.1%
SUPERVALU, Inc.	368,900	0.2	4,153,814
United Natural Foods, Inc. *	83,782	0.2	3,576,654
Other Securities		0.7	11,938,304

		1.1	19,668,772

Food, Beverage & Tobacco 2.2%
TreeHouse Foods, Inc. *	63,600	0.2	3,858,612
Other Securities		2.0	33,706,551

		2.2	37,565,163

Health Care Equipment & Services 7.5%
American Medical Systems Holdings, Inc. *	139,725	0.2	4,121,887
Catalyst Health Solutions, Inc. *	85,600	0.3	5,098,336
Healthspring, Inc. *	112,944	0.3	4,686,047
HMS Holdings Corp. *	47,000	0.2	3,699,370
LifePoint Hospitals, Inc. *	91,600	0.2	3,811,476
Masimo Corp.	102,400	0.2	3,562,496
Owens & Minor, Inc.	110,100	0.2	3,792,945
VCA Antech, Inc. *	149,800	0.2	3,685,080
Other Securities		5.7	97,097,561

		7.5	129,555,198

Household & Personal Products 0.6%
Other Securities		0.6	10,088,937

Insurance 3.0%
CNO Financial Group, Inc. *	465,800	0.2	3,754,348
Other Securities		2.8	48,599,452

		3.0	52,353,800

Materials 5.7%
Carpenter Technology Corp.	74,800	0.2	3,834,248

32 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Coeur d’Alene Mines Corp. *	156,650	0.3	4,967,372
Other Securities		5.2	90,000,413

		5.7	98,802,033

Media 1.6%
Other Securities		1.6	28,507,725

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Incyte Corp. *	215,463	0.2	3,981,756
Medicis Pharmaceutical Corp., Class A	111,749	0.2	3,962,620
Pharmasset, Inc. *	55,400	0.3	5,621,438
Other Securities		4.2	72,362,974

		4.9	85,928,788

Real Estate 6.0%
Home Properties, Inc.	65,765	0.2	4,169,501
Kilroy Realty Corp.	100,800	0.2	4,227,552
LaSalle Hotel Properties	134,326	0.2	3,779,934
Washington Real Estate Investment Trust	111,400	0.2	3,609,360
Other Securities		5.2	88,670,369

		6.0	104,456,716

Retailing 4.7%
Aaron’s, Inc.	126,900	0.2	3,653,451
Chico’s FAS, Inc.	311,500	0.3	4,557,245
Rent-A-Center, Inc.	118,505	0.2	3,608,477
Other Securities		4.0	70,480,103

		4.7	82,299,276

Semiconductors & Semiconductor Equipment 4.2%
Cavium Networks, Inc. *	77,800	0.2	3,673,716
SunPower Corp., Class A (d)*	178,400	0.2	3,883,768
Veeco Instruments, Inc. (d)*	70,900	0.2	3,625,117
Other Securities		3.6	62,378,393

		4.2	73,560,994

Software & Services 7.8%
Wright Express Corp. *	66,576	0.2	3,750,226
Other Securities		7.6	131,666,539

		7.8	135,416,765

Technology Hardware & Equipment 5.4%
Diebold, Inc.	115,500	0.2	3,903,900
Universal Display Corp. *	65,500	0.2	3,598,570
Other Securities		5.0	86,570,182

		5.4	94,072,652

Telecommunication Services 1.2%
Level 3 Communications, Inc. *	2,935,500	0.3	4,579,380
Other Securities		0.9	16,885,605

		1.2	21,464,985

Transportation 2.8%
Alexander & Baldwin, Inc.	75,700	0.2	3,989,390
Con-way, Inc.	93,400	0.2	3,635,128
Landstar System, Inc.	85,400	0.2	4,047,960
Other Securities		2.2	36,699,822

		2.8	48,372,300

Utilities 3.3%
Cleco Corp.	106,900	0.2	3,752,190
Other Securities		3.1	53,641,826

		3.3	57,394,016

Total Common Stock
(Cost $1,347,318,616)			1,726,315,994

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $—)			—

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	13,301,505	0.7	13,301,505

U.S. Treasury Obligation 0.1%
Other Securities		0.1	949,899

Total Short-Term Investments
(Cost $14,251,402)			14,251,404

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	64,610,222	3.7	64,610,222

Total Collateral Invested for Securities on Loan
(Cost $64,610,222)			64,610,222

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $1,371,104,638 and the unrealized appreciation and depreciation were $453,750,081 and ($84,287,321), respectively, with a net unrealized appreciation of $369,462,760.

See financial notes 33

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	120	10,366,800	579,390

34 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $64,456,134 (cost $1,361,570,018)		$1,740,567,398
Collateral invested for securities on loan		64,610,222
Receivables:
Fund shares sold		2,518,855
Dividends		608,466
Income from securities on loan		133,675
Due from broker for futures		54,000
Receivable from investment adviser		623
Interest		22
Prepaid expenses	+	24,036

Total assets		1,808,517,297

Liabilities

Collateral held for securities on loan		64,610,222
Payables:
Investments bought		4,406,908
Investment adviser and administrator fees		21,429
Shareholder service fees		3,072
Fund shares redeemed		1,035,460
Accrued expenses	+	58,940

Total liabilities		70,136,031

Net Assets

Total assets		1,808,517,297
Total liabilities	−	70,136,031

Net assets		$1,738,381,266

Net Assets by Source
Capital received from investors		1,268,976,226
Net investment income not yet distributed		5,234,589
Net realized capital gains		82,407,514
Net unrealized capital gains		381,762,937

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,738,381,266		74,160,146		$23.44

See financial notes 35

 Schwab Small-Cap Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $403)		$11,271,243
Interest		3,442
Securities on loan	+	673,447

Total investment income		11,948,132

Expenses

Investment adviser and administrator fees		1,179,747
Shareholder service fees		155,629
Portfolio accounting fees		37,366
Shareholder reports		36,677
Transfer agent fees		23,418
Professional fees		22,763
Custodian fees		15,123
Registration fees		13,625
Trustees’ fees		7,857
Interest expense		1,074
Other expenses	+	18,708

Total expenses		1,511,987
Expense reduction by CSIM and its affiliates	−	26,560
Payment for state filing fees (see financial note 11)	−	15,440

Net expenses	−	1,469,987

Net investment income		10,478,145

Realized and Unrealized Gains (Losses)

Net realized gains on investments		90,362,379
Net realized gains on futures contracts	+	2,107,302

Net realized gains		92,469,681
Net unrealized gains on investments		228,873,048
Net unrealized gains on futures contracts	+	569,742

Net unrealized gains	+	229,442,790

Net realized and unrealized gains		321,912,471

Increase in net assets resulting from operations		$332,390,616

36 See financial notes

 Schwab Small-Cap Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$10,478,145	$16,175,241
Net realized gains		92,469,681	83,503,173
Net unrealized gains	+	229,442,790	214,131,549

Increase in net assets from operations		332,390,616	313,809,963

Distributions to Shareholders

Distributions from net investment income		(14,254,530)	(11,038,239)
Distributions from net realized gains	+	(4,031,438)	—

Total distributions		($18,285,968)	($11,038,239)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,341,389	$157,922,685	12,649,438	$222,755,641
Shares reinvested		814,081	16,827,051	641,064	10,224,972
Shares redeemed	+	(7,302,035)	(156,496,891)	(15,417,491)	(271,677,060)

Net transactions in fund shares		853,435	$18,252,845	(2,126,989)	($38,696,447)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		73,306,711	$1,406,023,773	75,433,700	$1,141,948,496
Total increase or decrease	+	853,435	332,357,493	(2,126,989)	264,075,277

End of period		74,160,146	$1,738,381,266	73,306,711	$1,406,023,773

Net investment income not yet distributed			$5,234,589		$9,010,974

See financial notes 37

Schwab Total Stock Market Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	21.57		18.50	17.08	27.04	23.90	20.83

Income (loss) from investment operations:
Net investment income (loss)	0.20		0.37	0.24	0.40	0.37	0.31
Net realized and unrealized gains (losses)	3.53		3.02	1.55	(9.93)	3.09	3.04

Total from investment operations	3.73		3.39	1.79	(9.53)	3.46	3.35
Less distributions:
Distributions from net investment income	(0.39)		(0.32)	(0.37)	(0.37)	(0.32)	(0.28)
Distributions from net realized gains	—		—	—	(0.06)	—	—

Total distributions	(0.39)		(0.32)	(0.37)	(0.43)	(0.32)	(0.28)

Net asset value at end of period	24.91		21.57	18.50	17.08	27.04	23.90

Total return (%)	17.53	[2]	18.53	10.92	(35.76)	14.62	16.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[3]	0.09	0.21 [4]	0.38	0.37	0.38
Gross operating expenses	0.10	[3]	0.11	0.28	0.38	0.37	0.38
Net investment income (loss)	1.80	[3]	1.85	2.02	1.71	1.49	1.41
Portfolio turnover rate	1	[2]	3	5	1	0 [5]	3
Net assets, end of period ($ x 1,000,000)	1,879		1,470	1,205	585	906	762

* Unaudited.

1 Effective September 18, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 Less than 1%.

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	1,373,641,262	1,849,782,064
0.0%		Rights	33,067	921
1.3%		Short-Term Investments	24,071,592	24,071,597

99.8%		Total Investments	1,397,745,921	1,873,854,582
0.4%		Collateral Invested for Securities on Loan	8,165,492	8,165,492
(0	.2)%	Other Assets and Liabilities, Net		(3,241,036)

100.0%		Net Assets		1,878,779,038

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.5% of net assets

Automobiles & Components 1.0%
Ford Motor Co. *	434,736	0.4	6,725,366
Other Securities		0.6	12,241,224

		1.0	18,966,590

Banks 3.1%
Wells Fargo & Co.	597,906	0.9	17,405,044
Other Securities		2.2	40,981,597

		3.1	58,386,641

Capital Goods 8.4%
3M Co.	78,000	0.4	7,582,380
Caterpillar, Inc.	69,300	0.4	7,997,913
General Electric Co.	1,277,366	1.4	26,122,135
The Boeing Co.	78,300	0.3	6,246,774
United Technologies Corp.	102,068	0.5	9,143,251
Other Securities		5.4	101,288,269

		8.4	158,380,722

Commercial & Professional Supplies 1.0%
Other Securities		1.0	18,441,719

Consumer Durables & Apparel 1.4%
Other Securities		1.4	25,539,132

Consumer Services 2.1%
McDonald’s Corp.	125,709	0.5	9,844,272
Other Securities		1.6	29,962,313

		2.1	39,806,585

Diversified Financials 6.1%
Bank of America Corp.	1,206,756	0.8	14,818,964
Citigroup, Inc. *	3,468,486	0.8	15,920,351
JPMorgan Chase & Co.	469,444	1.1	21,420,730
The Charles Schwab Corp. (b)	114,120	0.1	2,089,537
The Goldman Sachs Group, Inc.	51,700	0.4	7,807,217
Other Securities		2.9	51,425,161

		6.1	113,481,960

Energy 11.9%
Chevron Corp.	239,739	1.4	26,237,036
ConocoPhillips	162,723	0.7	12,843,726
Exxon Mobil Corp.	605,034	2.8	53,242,992
Occidental Petroleum Corp.	96,620	0.6	11,042,700
Schlumberger Ltd.	163,260	0.8	14,652,585
Other Securities		5.6	106,015,199

		11.9	224,034,238

Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	242,100	0.7	13,310,658
Other Securities		1.2	22,588,001

		1.9	35,898,659

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	248,300	0.4	6,664,372
Kraft Foods, Inc., Class A	192,513	0.3	6,464,587
PepsiCo, Inc.	190,858	0.7	13,148,208
Philip Morris International, Inc.	214,300	0.8	14,880,992
The Coca-Cola Co.	254,700	0.9	17,182,062
Other Securities		1.8	34,082,254

		4.9	92,422,475

Health Care Equipment & Services 4.5%
UnitedHealth Group, Inc.	132,080	0.3	6,502,298
Other Securities		4.2	77,662,379

		4.5	84,164,677

Household & Personal Products 2.0%
The Procter & Gamble Co.	334,715	1.2	21,723,004
Other Securities		0.8	15,602,080

		2.0	37,325,084

Insurance 3.8%
Berkshire Hathaway, Inc., Class B *	228,774	1.0	19,056,874
Other Securities		2.8	52,534,290

		3.8	71,591,164

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.3%
Freeport-McMoRan Copper & Gold, Inc.	113,244	0.3	6,231,817
Other Securities		4.0	75,297,568

		4.3	81,529,385

Media 3.1%
Comcast Corp., Class A	277,004	0.4	7,268,585
The Walt Disney Co.	213,893	0.5	9,218,788
Other Securities		2.2	41,469,318

		3.1	57,956,691

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Abbott Laboratories	185,805	0.5	9,669,292
Amgen, Inc. *	113,268	0.3	6,439,286
Johnson & Johnson	327,670	1.1	21,534,472
Merck & Co., Inc.	367,470	0.7	13,210,546
Pfizer, Inc.	965,501	1.1	20,236,901
Other Securities		3.1	56,430,776

		6.8	127,521,273

Real Estate 2.9%
Other Securities		2.9	54,788,739

Retailing 3.6%
Amazon.com, Inc. *	42,200	0.4	8,292,300
The Home Depot, Inc.	195,570	0.4	7,263,470
Other Securities		2.8	52,050,797

		3.6	67,606,567

Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	658,332	0.8	15,266,719
Other Securities		2.0	37,301,802

		2.8	52,568,521

Software & Services 8.5%
Google, Inc., Class A *	29,950	0.9	16,295,795
International Business Machines Corp.	146,310	1.3	24,957,560
Microsoft Corp.	895,250	1.2	23,294,405
Oracle Corp.	459,949	0.9	16,581,161
Other Securities		4.2	78,952,576

		8.5	160,081,497

Technology Hardware & Equipment 6.5%
Apple, Inc. *	110,000	2.0	38,305,300
Cisco Systems, Inc.	663,909	0.6	11,658,242
EMC Corp. *	245,686	0.4	6,962,741
Hewlett-Packard Co.	265,636	0.6	10,723,725
QUALCOMM, Inc.	197,100	0.6	11,203,164
Other Securities		2.3	43,936,025

		6.5	122,789,197

Telecommunication Services 2.7%
AT&T, Inc.	711,556	1.2	22,143,623
Verizon Communications, Inc.	338,072	0.7	12,772,360
Other Securities		0.8	14,721,078

		2.7	49,637,061

Transportation 1.9%
United Parcel Service, Inc., Class B	84,380	0.3	6,325,969
Other Securities		1.6	29,266,324

		1.9	35,592,293

Utilities 3.3%
Other Securities		3.3	61,271,194

Total Common Stock
(Cost $1,373,641,262)			1,849,782,064

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	921

Consumer Services 0.0%
Other Securities		0.0	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—

Total Rights
(Cost $33,067)			921

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.1%
Citibank
0.03%, 05/02/11	21,396,794	1.1	21,396,794

U.S. Treasury Obligation 0.2%
Other Securities		0.2	2,674,803

Total Short-Term Investments
(Cost $24,071,592)			24,071,597

End of Investments.

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,165,492	0.4	8,165,492

Total Collateral Invested for Securities on Loan
(Cost $8,165,492)			8,165,492

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $1,405,272,451 and the unrealized appreciation and depreciation were $613,616,277 and ($145,034,146), respectively, with a net unrealized appreciation of $468,582,131.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/17/11	135	11,662,650	651,814
S&P 500 Index, e-mini, Long, expires 06/17/11	185	12,577,225	454,314

Net unrealized gains			1,106,128

See financial notes 41

 Schwab Total Stock Market Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $8,063,122 (cost $1,397,745,921)		$1,873,854,582
Cash		8
Collateral invested for securities on loan		8,165,492
Receivables:
Investments sold		6,587
Fund shares sold		4,332,894
Dividends		1,708,594
Due from broker for futures		105,150
Income from securities on loan		22,343
Foreign tax reclaims		5,227
Interest		36
Prepaid expenses	+	24,059

Total assets		1,888,224,972

Liabilities

Collateral held for securities on loan		8,165,492
Payables:
Investment adviser and administrator fees		8,236
Shareholder service fees		3,527
Fund shares redeemed		1,219,889
Accrued expenses	+	48,790

Total liabilities		9,445,934

Net Assets

Total assets		1,888,224,972
Total liabilities	−	9,445,934

Net assets		$1,878,779,038

Net Assets by Source
Capital received from investors		1,421,989,719
Net investment income not yet distributed		9,719,350
Net realized capital losses		(30,467,895)
Net unrealized capital gains		477,537,864

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,878,779,038		75,409,959		$24.91

42 See financial notes

 Schwab Total Stock Market Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $13,334 from affiliated issuer and net of foreign withholding taxes of $1,987)		$15,431,578
Interest		7,818
Securities on loan	+	124,171

Total investment income		15,563,567

Expenses

Investment adviser and administrator fees		495,852
Shareholder service fees		162,383
Portfolio accounting fees		45,654
Shareholder reports		33,362
Transfer agent fees		28,690
Professional fees		23,236
Registration fees		17,108
Custodian fees		16,844
Trustees’ fees		7,973
Interest expense		1,078
Other expenses	+	18,889

Total expenses		851,069
Expense reduction by CSIM and its affiliates	−	106,214
Payment for state filing fees (see financial note 11)	−	25,662

Net expenses	−	719,193

Net investment income		14,844,374

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,675,775
Net realized gains on futures contracts	+	3,233,912

Net realized gains		4,909,687
Net unrealized gains on investments		245,859,881
Net unrealized gains on affiliated issuer		323,509
Net unrealized gains on futures contracts	+	149,835

Net unrealized gains	+	246,333,225

Net realized and unrealized gains		251,242,912

Increase in net assets resulting from operations		$266,087,286

See financial notes 43

 Schwab Total Stock Market Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$14,844,374	$24,843,447
Net realized gains (losses)		4,909,687	(5,259,869)
Net unrealized gains	+	246,333,225	205,159,657

Increase in net assets from operations		266,087,286	224,743,235

Distributions to Shareholders

Distributions from net investment income		($26,769,873)	($20,970,578)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,697,979	$296,195,988	15,037,117	$303,313,169
Shares reinvested		1,030,256	22,943,799	918,372	17,825,608
Shares redeemed	+	(6,474,786)	(150,069,974)	(12,936,100)	(259,233,074)

Net transactions in fund shares		7,253,449	$169,069,813	3,019,389	$61,905,703

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,156,510	$1,470,391,812	65,137,121	$1,204,713,452
Total increase	+	7,253,449	408,387,226	3,019,389	265,678,360

End of period		75,409,959	$1,878,779,038	68,156,510	$1,470,391,812

Net investment income not yet distributed			$9,719,350		$21,644,849

44 See financial notes

Schwab International Index Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	17.31		16.26	13.95	25.95	21.14	17.09

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.48	0.37	0.68	0.54	0.50
Net realized and unrealized gains (losses)	2.02		1.01	2.58	(12.13)	4.93	3.93

Total from investment operations	2.27		1.49	2.95	(11.45)	5.47	4.43
Less distributions:
Distributions from net investment income	(0.48)		(0.44)	(0.64)	(0.55)	(0.66)	(0.38)

Net asset value at end of period	19.10		17.31	16.26	13.95	25.95	21.14

Total return (%)	13.47	[2]	9.31	22.55	(45.02)	26.50	26.35

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.19	[3]	0.19	0.32 [4]	0.50	0.50	0.50
Gross operating expenses	0.21	[3]	0.22	0.41	0.54	0.54	0.55
Net investment income (loss)	2.83	[3]	2.88	2.92	3.15	2.34	2.60
Portfolio turnover rate	2	[2]	13	21	10	5	11
Net assets, end of period ($ x 1,000,000)	1,651		1,471	1,369	711	1,264	954

* Unaudited.

1 Effective August 21, 2009, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 45

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	1,069,692,847	1,636,728,791
0.2%		Preferred Stock	2,548,297	3,955,649
0.0%		Warrants	13,912	76
0.1%		Other Investment Company	1,824,900	1,903,800
0.1%		Short-Term Investment	1,634,205	1,634,205

99.6%		Total Investments	1,075,714,161	1,644,222,521
3.2%		Collateral Invested for Securities on Loan	52,955,169	52,955,169
(2	.8)%	Other Assets and Liabilities, Net		(46,481,029)

100.0%		Net Assets		1,650,696,661

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Australia 7.6%
Australia & New Zealand Banking Group Ltd.	405,912	0.7	10,812,384
BHP Billiton Ltd.	529,706	1.6	26,818,792
Commonwealth Bank of Australia	244,428	0.9	14,429,256
National Australia Bank Ltd.	338,583	0.6	10,080,548
Westpac Banking Corp.	476,406	0.8	13,005,947
Other Securities		3.0	50,578,196

		7.6	125,725,123

Austria 0.2%
Other Securities		0.2	3,476,628

Belgium 0.7%
Other Securities		0.7	11,108,043

Canada 9.8%
Bank of Nova Scotia	164,804	0.6	10,048,663
Royal Bank of Canada (b)	224,668	0.9	14,152,315
Suncor Energy, Inc.	248,999	0.7	11,476,876
The Toronto-Dominion Bank	138,132	0.7	11,959,809
Other Securities		6.9	114,265,169

		9.8	161,902,832

China 0.1%
Other Securities		0.1	2,315,791

Denmark 0.9%
Other Securities		0.9	14,052,696

Finland 0.8%
Other Securities		0.8	12,362,508

France 10.5%
BNP Paribas	168,686	0.8	13,335,377
GDF Suez (b)	220,011	0.5	8,996,091
Sanofi	172,031	0.8	13,610,574
Total S.A.	370,663	1.4	23,737,764
Other Securities		7.0	114,136,128

		10.5	173,815,934

Germany 8.8%
Allianz SE - Reg’d	72,345	0.7	11,366,200
BASF SE *	145,851	0.9	14,976,548
Bayer AG - Reg’d	131,729	0.7	11,565,086
Daimler AG - Reg’d	141,411	0.7	10,929,134
Deutsche Bank AG - Reg’d	147,521	0.6	9,607,939
E.ON AG	303,065	0.6	10,358,489
SAP AG	138,629	0.5	8,931,871
Siemens AG - Reg’d	128,695	1.1	18,719,818
Other Securities		3.0	48,939,849

		8.8	145,394,934

Hong Kong 2.3%
Other Securities		2.3	38,673,649

Ireland 0.3%
Other Securities		0.3	5,428,190

Israel 0.5%
Other Securities		0.5	7,957,085

Italy 3.0%
Eni S.p.A.	443,295	0.7	11,868,617
Other Securities		2.3	38,114,351

		3.0	49,982,968

Japan 13.5%
Canon, Inc.	174,295	0.5	8,207,995
Honda Motor Co., Ltd.	247,439	0.6	9,512,572
Mitsubishi UFJ Financial Group, Inc.	2,230,009	0.6	10,703,123
Toyota Motor Corp.	420,303	1.0	16,766,361
Other Securities		10.8	177,965,544

		13.5	223,155,595

46 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 2.4%
Unilever N.V. CVA	270,644	0.5	8,909,772
Other Securities		1.9	30,364,906

		2.4	39,274,678

Norway 0.8%
Other Securities		0.8	12,638,597

Portugal 0.3%
Other Securities		0.3	4,398,073

Singapore 1.2%
Other Securities		1.2	19,929,088

Spain 3.7%
Banco Bilbao Vizcaya Argentaria S.A.	721,901	0.6	9,247,205
Banco Santander S.A.	1,336,022	1.0	17,061,638
Telefonica S.A.	631,033	1.0	16,952,802
Other Securities		1.1	18,580,118

		3.7	61,841,763

Sweden 2.4%
Other Securities		2.4	39,624,679

Switzerland 8.4%
ABB Ltd. - Reg’d *	370,075	0.6	10,219,722
Nestle S.A. - Reg’d	546,897	2.1	33,945,013
Novartis AG - Reg’d	447,408	1.6	26,531,369
Roche Holding AG	110,889	1.1	17,999,480
UBS AG - Reg’d *	604,632	0.7	12,100,238
Other Securities		2.3	37,026,308

		8.4	137,822,130

United Kingdom 20.9%
Anglo American plc	209,439	0.7	10,978,586
AstraZeneca plc	226,301	0.7	11,228,575
Barclays plc	1,910,729	0.6	9,083,627
BG Group plc	533,772	0.8	13,745,481
BHP Billiton plc	351,291	0.9	14,852,590
BP plc	2,965,852	1.4	22,799,326
British American Tobacco plc	315,160	0.8	13,771,576
GlaxoSmithKline plc	819,583	1.1	17,903,819
HSBC Holdings plc	2,777,237	1.8	30,293,815
Rio Tinto plc	240,850	1.1	17,573,682
Royal Dutch Shell plc, A Shares	588,320	1.4	22,726,380
Royal Dutch Shell plc, B Shares	425,492	1.0	16,553,631
Standard Chartered plc	298,768	0.5	8,303,316
Tesco plc	1,274,021	0.5	8,589,325
Vodafone Group plc	8,325,405	1.5	24,067,088
Other Securities		6.1	101,813,478

		20.9	344,284,295

United States 0.1%
Other Securities		0.1	1,563,512

Total Common Stock
(Cost $1,069,692,847)			1,636,728,791

Preferred Stock 0.2% of net assets

Germany 0.2%
Other Securities		0.2	3,955,649

Total Preferred Stock
(Cost $2,548,297)			3,955,649

Warrants 0.0% of net assets

Italy 0.0%
Other Securities		0.0	76

Total Warrants
(Cost $13,912)			76

Other Investment Company 0.1% of net assets

United States 0.1%
Other Securities		0.1	1,903,800

Total Other Investment Company
(Cost $1,824,900)			1,903,800

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	1,634,205

Total Short-Term Investment
(Cost $1,634,205)			1,634,205

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	52,955,169	3.2	52,955,169

Total Collateral Invested for Securities on Loan
(Cost $52,955,169)			52,955,169

End of Collateral Invested for Securities on Loan.

See financial notes 47

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

At 04/30/11, the tax basis cost of the fund’s investments was $1,084,021,710 and the unrealized appreciation and depreciation were $672,752,559 and ($112,551,748), respectively, with a net unrealized appreciation of $560,200,811.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $1,428,408,580 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $45,286 or 0.0% of net assets.

CVA —	Dutch Certificate
Reg’d —	Registered

48 See financial notes

 Schwab International Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $49,769,320 (cost $1,075,714,161)		$1,644,222,521
Foreign currency, at value (cost $718,747)		726,726
Collateral invested for securities on loan		52,955,169
Receivables:
Dividends		6,295,227
Fund shares sold		1,877,071
Foreign tax reclaims		893,117
Income from securities on loan		267,395
Interest		3
Prepaid expenses	+	24,979

Total assets		1,707,262,208

Liabilities

Collateral held for securities on loan		52,955,169
Payables:
Investments bought		1,843,338
Investment adviser and administrator fees		18,264
Shareholder service fees		3,290
Fund shares redeemed		1,664,060
Accrued expenses	+	81,426

Total liabilities		56,565,547

Net Assets

Total assets		1,707,262,208
Total liabilities	−	56,565,547

Net assets		$1,650,696,661

Net Assets by Source
Capital received from investors		1,198,212,939
Net investment income not yet distributed		6,883,135
Net realized capital losses		(123,063,801)
Net unrealized capital gains		568,664,388

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,650,696,661		86,408,748		$19.10

See financial notes 49

 Schwab International Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $2,034,320)		$22,537,410
Interest		180
Securities on loan	+	433,739

Total investment income		22,971,329

Expenses

Investment adviser and administrator fees		1,139,154
Shareholder service fees		148,852
Custodian fees		116,699
Portfolio accounting fees		46,822
Shareholder reports		40,438
Transfer agent fees		32,183
Professional fees		24,415
Registration fees		13,467
Trustees’ fees		7,838
Interest expense		2,552
Other expenses	+	21,730

Total expenses		1,594,150
Expense reduction by CSIM and its affiliates	−	148,669

Net expenses	−	1,445,481

Net investment income		21,525,848

Realized and Unrealized Gains (Losses)

Net realized gains on investments		1,371,868
Net realized gains on foreign currency transactions	+	73,192

Net realized gains		1,445,060
Net unrealized gains on investments		175,605,230
Net unrealized losses on foreign currency translations	+	(6,871)

Net unrealized gains	+	175,598,359

Net realized and unrealized gains		177,043,419

Increase in net assets resulting from operations		$198,569,267

50 See financial notes

 Schwab International Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$21,525,848	$40,359,546
Net realized gains		1,445,060	9,404,241
Net unrealized gains	+	175,598,359	76,594,270

Increase in net assets from operations		198,569,267	126,358,057

Distributions to Shareholders

Distributions from net investment income		($40,811,469)	($37,166,734)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,736,338	$136,035,600	15,761,167	$253,347,349
Shares reinvested		2,149,594	36,392,628	2,026,607	33,378,223
Shares redeemed	+	(8,452,868)	(150,144,314)	(17,048,579)	(274,591,340)

Net transactions in fund shares		1,433,064	$22,283,914	739,195	$12,134,232

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		84,975,684	$1,470,654,949	84,236,489	$1,369,329,394
Total increase	+	1,433,064	180,041,712	739,195	101,325,555

End of period		86,408,748	$1,650,696,661	84,975,684	$1,470,654,949

Net investment income not yet distributed			$6,883,135		$26,168,756

See financial notes 51

 Schwab Equity Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund which is a series of Schwab investments. Both Schwab Capital Trust and Schwab Investments (the “trust”), are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Target 2030 Fund
Schwab S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund – Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund – Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Balanced Fund
Schwab Premier Equity Fund	Schwab Investments (organized October 26, 1990)
Schwab Core Equity Fund	Schwab 1000 Index Fund
Schwab Dividend Equity Fund	Schwab YieldPlus Fund
Schwab Large-Cap Growth Fund	Schwab Short-Term Bond Market Fund
Schwab Small-Cap Equity Fund	Schwab Premier Income Fund
Schwab Hedged Equity Fund	Schwab Total Bond Market Fund
Schwab Financial Services Fund	Schwab GNMA Fund
Schwab Health Care Fund	Schwab Inflation Protected Fund
Schwab International Core Equity Fund	Schwab Tax-Free YieldPlus Fund
Schwab Target 2010 Fund	Schwab Tax-Free Bond Fund
Schwab Target 2015 Fund	Schwab California Tax-Free YieldPlus Fund
Schwab Target 2020 Fund	Schwab California Tax-Free Bond Fund
Schwab Target 2025 Fund	Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund

52

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more

 53

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Schwab S&P 500 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$11,661,462,266	$—	$—	$11,661,462,266
Short-Term Investments(a)	—	99,517,538	—	99,517,538

Total	$11,661,462,266	$99,517,538	$—	$11,760,979,804

Other Financial Instruments
Collateral Invested for Securities on Loan	$21,049,265	$—	$—	$21,049,265
Futures Contract*	2,891,569	—	—	2,891,569

Schwab 1000 Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$5,097,239,554	$—	$—	$5,097,239,554
Other Investment Company(a)	13,251,361	—	—	13,251,361
Short-Term Investment(a)	—	2,549,729	—	2,549,729

Total	$5,110,490,915	$2,549,729	$—	$5,113,040,644

Other Financial Instruments
Collateral Invested for Securities on Loan	$16,776,350	$—	$—	$16,776,350
Futures Contract*	491,150	—	—	491,150

Schwab Small-Cap Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,726,315,994	$—	$—	$1,726,315,994
Rights(a)	—	—	—	—
Short-Term Investments(a)	—	14,251,404	—	14,251,404

Total	$1,726,315,994	$14,251,404	$—	$1,740,567,398

Other Financial Instruments
Collateral Invested for Securities on Loan	$64,610,222	$—	$—	$64,610,222
Futures Contract*	579,390	—	—	579,390

54

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Total Stock Market Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,814,189,771	$—	$—	$1,814,189,771
Transportation	35,588,993	—	3,300	35,592,293
Rights(a)	921	—	—	921
Short-Term Investments(a)	—	24,071,597	—	24,071,597

Total	$1,849,779,685	$24,071,597	$3,300	$1,873,854,582

Other Financial Instruments
Collateral Invested for Securities on Loan	$8,165,492	$—	$—	$8,165,492
Futures Contracts*	1,106,128	—	—	1,106,128

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$3,300	$—	($19,049)	$19,049	$—	$—	$—	$3,300
Rights	46,179	—	—	(46,179)	—	—	—	—

Total	$49,479	$—	($19,049)	($27,130)	$—	$—	$—	$3,300

Schwab International Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$376,755,046	$—	$376,755,046
Australia	992,878	124,732,245	—	125,725,123
Canada	161,902,832	—	—	161,902,832
France	331,872	173,484,062	—	173,815,934
Germany	21,228,370	124,166,564	—	145,394,934
Italy	1,802,768	48,180,200	—	49,982,968
Netherlands	3,895,975	35,378,703	—	39,274,678
Singapore	30,636	19,898,452	—	19,929,088
Spain	19,141,423	42,700,340	—	61,841,763
Switzerland	653,567	137,168,563	—	137,822,130
United Kingdom	2,250,253	341,988,756	45,286	344,284,295
Preferred Stock(a)	—	3,955,649	—	3,955,649
Warrants(a)	76	—	—	76
Other Investment Company(a)	1,903,800	—	—	1,903,800
Short-Term Investment(a)	—	1,634,205	—	1,634,205

Total	$214,134,450	$1,430,042,785	$45,286	$1,644,222,521

Other Financial Instruments
Collateral Invested for Securities on Loan	$52,955,169	$—	$—	$52,955,169

 55

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$71,780	$—	$1,063	($1,146)	($26,411)	$—	$—	$45,286

Total	$71,780	$—	($1,063)	($1,146)	($26,411)	$—	$—	$45,286

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at April 30, 2011 are as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	1,061

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into equity index futures contracts (“futures”) from November 1, 2010 through April 30, 2011. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at April 30, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab S&P 500 Index Fund	$51,150,604	776
Schwab 1000 Index Fund	14,075,333	213
Schwab Small-Cap Index Fund	16,944,408	211
Schwab Total Stock Market Index Fund	23,808,575	328
Schwab International Index Fund	—	—

56

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the complete Schedule of Investments and the Statements of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the funds could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

 57

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

58

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

 59

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the Schwab 1000 Index Fund, CSIM is entitled to receive an annual fee, payable monthly, based on the fund’s average daily net assets described as follows:

Schwab
1000
% of Average Daily Net Assets	Index Fund

First $500 million	0.30%
$500 million to $5 billion	0.22%
$5 billion to $10 billion	0.20%
Over $10 billion	0.18%

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Total Stock	Schwab
	S&P 500	Small-Cap	Market	International
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund

Flat rate	0.06%	0.15%	0.06%	0.15%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.02%	0.10%	0.02%	0.02%	0.02%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

			Schwab
Schwab	Schwab	Schwab	Total Stock	Schwab
S&P 500	1000	Small-Cap	Market	International
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.09%	0.29%	0.19%	0.09%	0.19%

60

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Equity Index Funds during the report period:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Fund	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Schwab S&P 500 Index Fund	891,781	43,600	—	935,381	$17,126,826	$—	$107,014
Schwab 1000 Index Fund	373,465	—	(21,500)	351,965	6,444,479	281,316	43,526
Schwab Total Stock Market Index Fund	111,120	3,000	—	114,120	2,089,537	—	13,334

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2011.

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Schwab MarketTrack Portfolios:
Schwab All Equity Portfolio	2.1%	—%	8.0%	—%	10.1%
Schwab Growth Portfolio	2.5%	—%	8.4%	—%	9.0%
Schwab Balanced Portfolio	1.2%	—%	4.1%	—%	4.4%
Schwab Conservative Portfolio	0.3%	—%	1.2%	—%	1.2%
Schwab Annuity Portfolios:
Schwab Growth Portfolio II	0.1%	0.1%	0.4%	—%	0.4%
Schwab Target Funds:
Schwab Target 2010 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2015 Fund	0.0% *	—%	—%	—%	—%
Schwab Target 2020 Fund	0.3%	—%	—%	—%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2030 Fund	0.4%	—%	—%	—%	—%
Schwab Target 2035 Fund	0.1%	—%	—%	—%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	—%	—%

*	Less than 0.05%

The funds may also let a related party own shares of the funds. As of April 30, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab S&P 500 Index Fund and the Schwab Small Cap Index Fund were 0.8% and 1.8%, respectively.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	63,960,202
Schwab Small-Cap Index Fund	63,960,202
Schwab Total Stock Market Index Fund	—
Schwab International Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the

 61

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab S&P 500 Index Fund	$302,662,185	$144,735,404
Schwab 1000 Index Fund	236,500,179	407,364,883
Schwab Small-Cap Index Fund	383,124,704	360,400,428
Schwab Total Stock Market Index Fund	161,062,275	10,109,989
Schwab International Index Fund	30,519,399	31,642,784

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab S&P 500 Index Fund	$52,841	$141,923
Schwab 1000 Index Fund	8,514	21,488
Schwab Small-Cap Index Fund	12,200	23,624
Schwab Total Stock Market Index Fund	13,821	22,830
Schwab International Index Fund	9,230	23,029

62

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2011	$72,380,652	$—	$—	$—	$39,016,178
October 31, 2012	29,211,932	—	—	—	8,278,017
October 31, 2013	178,254,818	—	—	—	—
October 31, 2014	109,256,533	—	—	—	—
October 31, 2015	89,645,092	—	—	—	—
October 31, 2016	77,879,594	—	—	22,023,303	3,212,061
October 31, 2017	20,049,252	—	—	4,871,496	65,689,066

Total	$576,677,873	$—	$—	$26,894,799	$116,195,322

As of October 31, 2010, the funds had capital losses utilized and capital losses expired as follows:

				Schwab
	Schwab	Schwab	Schwab	Total Stock	Schwab
	S&P 500	1000	Small-Cap	Market	International
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$40,478,718	$6,343,580	$80,030,788	$3,377,458	$7,656,662
Capital losses expired	361,399,022	—	—	—	105,065,251

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

During the year, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund and Schwab Total Stock Market Index Fund received a payment related to state filing fees resulting from revised calculation methodologies being applied on sales of the

 63

 Schwab Equity Index Funds

Financial Notes, unaudited (continued)

11. Other (continued):

funds’ shares in prior periods in certain states. This payment is presented in the funds’ Statement of Operations as “Payment for state filing fees’’.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

64

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust and Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 65

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Capital Trust since 1993 and Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Capital Trust and Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

66

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Capital Trust and Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Capital Trust and Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer of Schwab Capital Trust and Schwab Investments since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Capital Trust and Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 67

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

68

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13562-14

Semiannual report dated April 30, 2011 enclosed.

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

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This wrapper is not part of the shareholder report.

Semiannual Report April 30, 2011

COMMAND PERFORMANCETM

Laudus MarketMasters Fundstm

Laudus Small-Cap MarketMasters Fundtm

Laudus International MarketMasters Fundtm

This page is intentionally left blank.

Two distinct Funds, each combining the expertise of leading
investment managers with Schwab’s overall supervision.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

Total Return for the Report Period

Laudus Small-Cap MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOSX)	22.74%
Select Shares® (Ticker Symbol: SWMSX)	22.94%
Russell 2000® Index	23.73%
Fund Category: Morningstar Small-Cap Growth	26.50%

Performance Details	pages 6-7

Laudus International MarketMasters Fundtm

Investor Shares (Ticker Symbol: SWOIX)[1]	14.48%
Select Shares® (Ticker Symbol: SWMIX)[1]	14.54%
MSCI EAFE® Index*	12.95%
Fund Category: Morningstar Foreign Large-Cap Growth	12.98%

Performance Details	pages 8-9

Minimum Initial Investment[2]

Investor Shares	$ 100
Select Shares®	$ 50,000

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Laudus MarketMasters Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Laudus MarketMasters Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Laudus MarketMasters Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Laudus MarketMasters Funds. The Laudus MarketMasters Funds are part of the Laudus Funds, a mutual fund family formed in 2004 by Charles Schwab Investment Management, Inc., (CSIM) with the objective of providing clients with access to third party portfolio management teams with strong investment records. The Laudus MarketMasters Funds are sub-advised by several independent investment managers among whom CSIM allocates portions of the funds’ assets to be managed under the general supervision of CSIM.

As of May 20, Omar Aguilar, a Senior Vice President and Chief Investment Officer of Equities of the investment adviser, replaced Caroline Lee-Tsao as portfolio manager of the Laudus MarketMasters Funds. Omar has over 16 years of broad investment management experience in the equity markets, including managing index, quantitative equity, asset allocation, and multi-manager strategies.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Laudus MarketMasters Funds

Fund Management

Omar Aguilar, Senior Vice President and Chief Investment Officer of Equities of the investment adviser, manages the funds. Prior to joining the firm in April 2011, he was head of the portfolio management group and Vice President of Portfolio Management at a large retirement asset planning and management firm. From 2004 to 2009, he was Senior Vice President, Head of Quantitative Equity and Senior Portfolio Manager at a large banking and asset management firm. He has over 16 years of quantitative investment experience.

Laudus MarketMasters Funds 5

Laudus Small-Cap MarketMasters Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (9/16/97)	22.74%	21.90%	3.13%	6.55%	6.13%
Select Shares (6/9/04)	22.94%	22.10%	3.30%	n/a	6.58%
Russell 2000® Index	23.73%	22.20%	3.89%	7.34%	(9/16/97) 6.44%
					(6/9/04) 7.40%
Fund Category: Morningstar Small-Cap Growth	26.50%	28.54%	4.41%	5.82%	(9/16/97) 6.62%
					(6/9/04) 7.86%

Fund Expense Ratios3: Investor Shares: Net 1.46% ; Gross 1.50% / Select Shares: Net 1.31%; Gross 1.45%

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

TAMRO Capital Partners, LLC	Small-Cap Blend	38.3%

TCW Investment Management Company	Small/Mid-Cap Value	25.6%

Tocqueville Asset Management L.P.	Small-Cap Blend/Value	16.6%

Neuberger Berman Management LLC	Small-Cap Growth	17.1%

Cash and other assets	—	2.4%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

Small-company stocks are subject to greater volatility than other asset categories.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Laudus MarketMasters Funds

 Laudus Small-Cap MarketMasters Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	249
Weighted Average Market Cap ($ × 1,000,000)	$2,668
Price/Earnings Ratio (P/E)	44.7
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	46%

 Sector Weightings % of Investments

Information Technology	18.3%
Financials	17.2%
Industrials	14.2%
Consumer Discretionary	12.3%
Health Care	12.3%
Energy	8.9%
Materials	6.2%
Consumer Staples	3.7%
Utilities	1.5%
Telecommunication Services	0.9%
Other	4.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Glacier Bancorp, Inc.	1.1%
Precision Drilling Corp.	1.0%
NETGEAR, Inc.	1.0%
TreeHouse Food, Inc.	0.9%
Comstock Resource, Inc.	0.9%
athenahealth, Inc.	0.9%
Colonial Properties Trust	0.9%
Wabtec Corp.	0.9%
Royal Gold, Inc.	0.8%
RightNow Technologies, Inc.	0.8%
Total	9.2%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 7

Laudus International MarketMasters Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudusfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (10/16/96)	14.48%	25.04%	5.15%	8.56%	9.98%
Select Shares (4/2/04)	14.54%	25.16%	5.30%	n/a	10.25%
MSCI EAFE Index®*	12.95%	19.70%	2.02%	5.74%	(10/16/96) 5.60%
					(4/2/04) 7.33%
Fund Category: Morningstar Foreign Large-Cap Growth	12.98%	23.05%	3.03%	5.86%	(10/16/96) 6.90%
					(4/2/04) 7.91%

Fund Expense Ratios3: Investor Shares: 1.61% / Select Shares: Net 1.48%; Gross 1.50%

 Investment Managers and Allocations

		% of
Investment Manager	Investment Style	Net Assets

American Century Investment Management, Inc.	International Small/Mid-Cap Growth	24.9%

Wentworth, Hauser and Violich, Inc./Hirayama Investments, LLC	International Large-Cap Growth	10.5%

Harris Associates L.P.	International Large-Cap Value	17.9%

William Blair & Company, LLC	International Multi-Cap Growth	18.5%

Mondrian Investment Partners Limited	International Small-Cap Value	24.8%

Cash and other assets	—	3.4%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a multi-fund strategy, performance of the Investor Shares prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Laudus MarketMasters Funds

 Laudus International MarketMasters Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	579
Weighted Average Market Cap ($ × 1,000,000)	$32,694
Price/Earnings Ratio (P/E)	76.4
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	44%

 Sector Weightings % of Investments

Industrials	23.6%
Materials	14.1%
Consumer Discretionary	13.2%
Financials	12.3%
Information Technology	10.3%
Energy	8.4%
Consumer Staples	5.9%
Health Care	5.6%
Telecommunication Services	1.3%
Utilities	0.8%
Other	4.5%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Croda International plc	1.2%
The Weir Group plc	0.9%
BNP Paribas	0.9%
Potash Corp. of Saskatchewan, Inc.	0.9%
BHP Billiton Ltd. ADR	0.9%
Spectris plc	0.8%
SAP AG	0.8%
Diageo plc	0.8%
Koninklijke Boskalis Westminster N.V.	0.7%
Banco Santander S.A.	0.7%
Total	8.6%

 Country Weightings % of Investments

United Kingdom	18.3%
Japan	12.9%
Switzerland	7.5%
Germany	7.4%
France	7.3%
Canada	6.8%
Australia	4.9%
United States	4.3%
Singapore	3.5%
Netherlands	2.9%
China	2.7%
Other	21.5%
Total	100.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Laudus MarketMasters Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Laudus Small-Cap MarketMasters Fundtm
Investor Shares
Actual Return	1.46%	$1,000	$1,227.40	$8.06
Hypothetical 5% Return	1.46%	$1,000	$1,017.55	$7.30
Select Shares
Actual Return	1.31%	$1,000	$1,229.40	$7.24
Hypothetical 5% Return	1.31%	$1,000	$1,018.30	$6.56

Laudus International MarketMasters Fundtm
Investor Shares
Actual Return	1.58%	$1,000	$1,144.80	$8.40
Hypothetical 5% Return	1.58%	$1,000	$1,016.96	$7.90
Select Shares
Actual Return	1.46%	$1,000	$1,145.40	$7.77
Hypothetical 5% Return	1.46%	$1,000	$1,017.55	$7.30

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Laudus MarketMasters Funds

Laudus Small-Cap MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.52		9.40	8.78	13.74	14.20	13.38

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]		(0.08)[1]	(0.05)[1]	(0.04)[1]	(0.08)[1]	(0.13)
Net realized and unrealized gains (losses)	2.66		2.20	0.67	(4.59)	1.81	2.08

Total from investment operations	2.62		2.12	0.62	(4.63)	1.73	1.95
Less distributions:
Distributions from net investment income	—		—	(0.00)[2]	—	—	—
Distributions from net realized gains	—		—	—	(0.33)	(2.19)	(1.13)

Total distributions	—		—	(0.00)[2]	(0.33)	(2.19)	(1.13)

Net asset value at end of period	14.14		11.52	9.40	8.78	13.74	14.20

Total return (%)	22.74	[3]	22.55	7.10	(34.34)	13.79	15.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	[4]	1.46	1.48 [5]	1.48	1.51 [6]	1.48 [6]
Gross operating expenses	1.51	[4]	1.50	1.50	1.48	1.59	1.63
Net investment income (loss)	(0.61)[4]		(0.72)	(0.64)	(0.38)	(0.60)	(0.82)
Portfolio turnover rate	46	[3]	78	129	134	83	105
Net assets, end of period ($ x 1,000,000)	78		68	64	64	99	95

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Select Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.64		9.49	8.86	13.85	14.27	13.41

Income (loss) from investment operations:
Net investment income (loss)	(0.03)[1]		(0.06)[1]	(0.04)[1]	(0.04)[1]	(0.04)[1]	(0.02)
Net realized and unrealized gains (losses)	2.70		2.21	0.68	(4.62)	1.81	2.01

Total from investment operations	2.67		2.15	0.64	(4.66)	1.77	1.99
Less distributions:
Distributions from net investment income	—		—	(0.01)	—	—	—
Distributions from net realized gains	—		—	—	(0.33)	(2.19)	(1.13)

Total distributions	—		—	(0.01)	(0.33)	(2.19)	(1.13)

Net asset value at end of period	14.31		11.64	9.49	8.86	13.85	14.27

Total return (%)	22.94	[3]	22.66	7.29	(34.28)	14.04	15.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.31	[4]	1.32 [7]	1.33 [5]	1.37	1.36 [8]	1.16 [8]
Gross operating expenses	1.44	[4]	1.45	1.45	1.44	1.66	1.55
Net investment income (loss)	(0.44)[4]		(0.58)	(0.48)	(0.31)	(0.29)	(0.43)
Portfolio turnover rate	46	[3]	78	129	134	83	105
Net assets, end of period ($ x 1,000,000)	264		337	292	260	437	7

* Unaudited.

1 Calculated based on the average shares outstanding during the period.
2 Per share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Effective February 28, 2009, the operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The ratio of net operating expenses would have been 1.55% and 1.55% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
7 The ratio of net operating expenses would have been 1.31% if certain non-routine expense had not been incurred.
8 The ratio of net operating expenses would have been 1.36% and 1.37% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 11

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

94.9%	Common Stock	240,661,006	325,244,137
0.5%	Foreign Common Stock	1,112,036	1,685,980
4.2%	Other Investment Company	14,373,215	14,373,215
0.3%	Short-Term Investment	949,897	949,899

99.9%	Total Investments	257,096,154	342,253,231
0.1%	Other Assets and Liabilities, Net		331,255

100.0%	Net Assets		342,584,486

	Number	Value
Security	of Shares	($)

Common Stock 94.9% of net assets

Automobiles & Components 0.5%
Winnebago Industries, Inc. *	135,264	1,674,568

Banks 8.4%
Bank of the Ozarks, Inc.	60,289	2,684,669
BankUnited, Inc.	19,600	550,564
Comerica, Inc.	38,800	1,471,684
East West Bancorp, Inc.	121,712	2,571,775
First Horizon National Corp.	135,039	1,478,677
Fulton Financial Corp.	164,500	1,921,360
Glacier Bancorp, Inc.	250,939	3,771,613
IBERIABANK Corp.	45,362	2,722,174
KeyCorp	138,100	1,197,327
MB Financial, Inc.	28,500	589,665
Pinnacle Financial Partners, Inc. *	127,000	2,040,890
Susquehanna Bancshares, Inc.	59,900	552,278
Synovus Financial Corp.	531,940	1,329,850
TCF Financial Corp.	91,200	1,421,808
Texas Capital Bancshares, Inc. *	23,400	603,720
UMB Financial Corp.	46,657	1,964,726
Umpqua Holdings Corp.	169,100	1,963,251

		28,836,031

Capital Goods 9.5%
Actuant Corp., Class A	20,200	560,752
Aerovironment, Inc. *	36,457	1,044,493
Ceradyne, Inc. *	35,500	1,663,530
Chicago Bridge & Iron Co., N.V., NY Shares	42,024	1,703,653
Colfax Corp. *	89,241	1,949,916
Dover Corp.	18,600	1,265,544
ESCO Technologies, Inc.	61,590	2,259,121
Franklin Electric Co., Inc.	48,720	2,197,759
HEICO Corp.	28,156	1,356,005
Hexcel Corp. *	80,300	1,728,859
Jacobs Engineering Group, Inc. *	23,507	1,166,182
Joy Global, Inc.	12,400	1,251,780
Kaman Corp.	15,800	587,760
Kennametal, Inc.	35,100	1,481,922
MSC Industrial Direct Co., Inc., Class A	8,600	615,674
Polypore International, Inc. *	19,200	1,185,984
Rockwell Collins, Inc.	16,800	1,060,080
SPX Corp.	21,560	1,863,862
Terex Corp. *	61,018	2,122,206
The Gorman-Rupp Co.	12,813	518,286
WABCO Holdings, Inc. *	25,500	1,883,175
Wabtec Corp.	41,025	2,928,365

		32,394,908

Commercial & Professional Supplies 3.1%
Clean Harbors, Inc. *	5,700	561,450
EnergySolutions, Inc.	242,790	1,371,764
Insperity, Inc.	65,100	1,971,879
Team, Inc. *	13,800	344,310
The Advisory Board Co. *	60,661	2,834,082
The Brink’s Co.	17,800	587,578
The Corporate Executive Board Co.	70,065	2,792,090

		10,463,153

Consumer Durables & Apparel 2.5%
Deckers Outdoor Corp. *	7,100	602,506
Fortune Brands, Inc.	19,000	1,236,520
Harman International Industries, Inc.	48,727	2,364,721
Jarden Corp.	49,700	1,808,583
Lennar Corp., Class A	51,800	983,682
The Warnaco Group, Inc. *	11,200	720,832
Toll Brothers, Inc. *	43,300	909,733

		8,626,577

Consumer Services 3.7%
BJ’s Restaurants, Inc. *	48,479	2,276,089
Gaylord Entertainment Co. *	16,700	599,029
Grand Canyon Education, Inc. *	116,119	1,679,081
International Speedway Corp., Class A	53,312	1,631,347
Jack in the Box, Inc. *	48,000	991,200
Marriott International, Inc., Class A	20,943	739,288
Orient-Express Hotels Ltd., Class A *	56,700	695,709
Panera Bread Co., Class A *	5,200	629,772
Steiner Leisure Ltd. *	15,700	762,078
Texas Roadhouse, Inc.	158,924	2,585,693

		12,589,286

Diversified Financials 3.4%
First Cash Financial Services, Inc. *	23,200	910,368
GAMCO Investors, Inc., Class A	38,394	1,975,371

12 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HFF, Inc., Class A *	46,800	700,596
Invesco Ltd.	36,705	912,853
KBW, Inc.	59,700	1,356,384
Knight Capital Group, Inc., Class A *	103,260	1,416,727
Portfolio Recovery Associates, Inc. *	10,000	902,600
Raymond James Financial, Inc.	38,376	1,439,100
Stifel Financial Corp. *	41,773	1,908,191

		11,522,190

Energy 8.9%
Atwood Oceanics, Inc. *	45,281	2,034,475
Bill Barrett Corp. *	63,851	2,664,502
Brigham Exploration Co. *	16,800	563,304
Cameron International Corp. *	20,600	1,086,032
Clayton Williams Energy, Inc. *	5,600	507,192
Comstock Resources, Inc. *	96,927	3,107,480
CONSOL Energy, Inc.	19,000	1,027,710
Contango Oil & Gas Co. *	31,130	1,927,570
Denbury Resources, Inc. *	70,000	1,579,900
Gastar Exploration Ltd. *	361,200	1,625,400
Global Geophysical Services, Inc. *	58,941	1,119,290
Magnum Hunter Resources Corp. *	135,500	1,105,680
Murphy Oil Corp.	13,850	1,073,098
Oceaneering International, Inc. *	6,200	542,004
Petrohawk Energy Corp. *	60,400	1,631,404
Precision Drilling Corp. *	220,367	3,336,356
Rosetta Resources, Inc. *	16,600	762,438
SandRidge Energy, Inc. *	31,700	391,812
Superior Energy Services, Inc. *	13,900	534,038
Unit Corp. *	32,000	2,016,640
VAALCO Energy, Inc. *	166,400	1,159,808
Weatherford International Ltd. *	28,000	604,240

		30,400,373

Food & Staples Retailing 1.4%
BJ’s Wholesale Club, Inc. *	27,100	1,390,772
PriceSmart, Inc.	19,900	828,636
The Fresh Market, Inc. *	14,200	593,844
United Natural Foods, Inc. *	49,576	2,116,399

		4,929,651

Food, Beverage & Tobacco 1.8%
Diamond Foods, Inc.	11,700	767,520
Molson Coors Brewing Co., Class B	22,800	1,111,500
The JM Smucker Co.	16,500	1,238,655
TreeHouse Foods, Inc. *	53,224	3,229,100

		6,346,775

Health Care Equipment & Services 8.0%
Accretive Health, Inc. *	16,300	460,312
Air Methods Corp. *	37,800	2,556,036
Allscripts Healthcare Solutions, Inc. *	73,900	1,591,806
Analogic Corp.	32,285	1,861,876
athenahealth, Inc. *	66,532	3,075,775
Computer Programs & Systems, Inc.	7,900	464,441
Coventry Health Care, Inc. *	25,100	809,977
Cyberonics, Inc. *	22,600	803,882
Health Management Associates, Inc., Class A *	128,264	1,446,818
HMS Holdings Corp. *	12,400	976,004
Hologic, Inc. *	13,600	299,472
IPC The Hospitalist Co. *	18,700	969,782
Neogen Corp. *	15,500	649,450
NuVasive, Inc. *	62,073	1,917,435
Quality Systems, Inc.	23,246	2,085,631
Sirona Dental Systems, Inc. *	15,200	867,464
Stereotaxis, Inc. *	69,200	269,188
SXC Health Solutions Corp. *	19,300	1,064,588
Teleflex, Inc.	37,836	2,384,046
U.S. Physical Therapy, Inc.	37,400	910,690
Volcano Corp. *	27,700	738,482
Zoll Medical Corp. *	22,600	1,280,968

		27,484,123

Household & Personal Products 0.4%
Energizer Holdings, Inc. *	16,270	1,228,873

Insurance 0.7%
Arch Capital Group Ltd. *	13,054	1,357,616
PartnerRe Ltd.	12,300	988,428

		2,346,044

Materials 6.2%
Albemarle Corp.	15,000	1,058,250
Calgon Carbon Corp. *	73,200	1,256,112
Celanese Corp., Series A	24,870	1,241,511
Commercial Metals Co.	81,200	1,360,912
Cytec Industries, Inc.	28,250	1,657,710
Ferro Corp. *	96,500	1,447,500
Globe Specialty Metals, Inc.	42,500	956,675
Horsehead Holding Corp. *	82,500	1,301,025
International Flavors & Fragrances, Inc.	21,500	1,365,680
Materion Corp. *	39,800	1,662,048
Minerals Technologies, Inc.	27,900	1,897,200
Royal Gold, Inc.	47,394	2,890,086
Texas Industries, Inc.	56,860	2,397,786
Worthington Industries, Inc.	38,100	821,817

		21,314,312

Media 2.2%
DreamWorks Animation SKG, Inc., Class A *	48,200	1,276,818
MDC Partners, Inc., Class A	41,500	690,145
Morningstar, Inc.	44,460	2,560,896
Sinclair Broadcast Group, Inc., Class A	76,000	873,240
The E.W. Scripps Co., Class A *	224,324	2,131,078

		7,532,177

Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Agilent Technologies, Inc. *	22,100	1,103,011
Alkermes, Inc. *	123,700	1,783,754
Covance, Inc. *	29,400	1,840,440
eResearch Technology, Inc. *	285,650	1,816,734
Impax Laboratories, Inc. *	24,700	676,286
Isis Pharmaceuticals, Inc. *	82,500	773,850

See financial notes 13

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medicis Pharmaceutical Corp., Class A	19,100	677,286
Myriad Genetics, Inc. *	54,000	1,157,760
PAREXEL International Corp. *	67,100	1,862,696
Pharmaceutical Product Development, Inc.	66,300	2,045,355
United Therapeutics Corp. *	12,198	816,778

		14,553,950

Real Estate 4.2%
Colonial Properties Trust	143,404	3,034,429
Digital Realty Trust, Inc.	21,860	1,319,032
Federal Realty Investment Trust	13,100	1,147,036
Health Care REIT, Inc.	19,000	1,021,630
Home Properties, Inc.	29,400	1,863,960
Kilroy Realty Corp.	38,060	1,596,236
LaSalle Hotel Properties	57,275	1,611,718
Liberty Property Trust	39,305	1,382,357
Regency Centers Corp.	32,960	1,551,098

		14,527,496

Retailing 3.4%
Aaron’s, Inc.	90,933	2,617,961
American Eagle Outfitters, Inc.	84,565	1,315,832
Expedia, Inc.	28,300	708,349
Foot Locker, Inc.	53,900	1,159,928
Hibbett Sports, Inc. *	30,200	1,140,956
Lumber Liquidators Holdings, Inc. *	81,453	2,113,705
Shutterfly, Inc. *	13,300	818,748
Tractor Supply Co.	16,800	1,039,416
Vitamin Shoppe, Inc. *	20,900	815,518

		11,730,413

Semiconductors & Semiconductor Equipment 2.4%
Avago Technologies Ltd.	30,700	1,027,222
Cavium Networks, Inc. *	15,300	722,466
Diodes, Inc. *	21,700	742,574
Hittite Microwave Corp. *	10,900	701,851
IXYS Corp. *	50,500	800,930
Maxim Integrated Products, Inc.	25,675	701,955
Rudolph Technologies, Inc. *	100,100	1,132,131
Ultratech, Inc. *	78,300	2,451,573

		8,280,702

Software & Services 8.8%
Blackboard, Inc. *	43,559	2,095,624
DemandTec, Inc. *	120,956	1,338,983
Digital River, Inc. *	22,900	745,166
Fortinet, Inc. *	13,300	647,710
IntraLinks Holdings, Inc. *	29,300	930,568
Kenexa Corp. *	30,700	903,194
Keynote Systems, Inc.	59,600	1,271,864
Lionbridge Technologies, Inc. *	279,500	941,915
LivePerson, Inc. *	44,700	597,192
Openwave Systems, Inc. *	412,500	866,250
Parametric Technology Corp. *	59,700	1,448,919
Rackspace Hosting, Inc. *	13,800	637,422
RightNow Technologies, Inc. *	78,557	2,842,192
Rosetta Stone, Inc. *	74,964	1,055,493
SAVVIS, Inc. *	15,400	606,144
Smith Micro Software, Inc. *	188,488	1,455,127
SS&C Technologies Holdings, Inc. *	27,400	558,960
Taleo Corp., Class A *	25,000	906,750
TeleCommunication Systems, Inc., Class A *	175,000	806,750
The Ultimate Software Group, Inc. *	28,300	1,584,800
TIBCO Software, Inc. *	25,900	776,741
VASCO Data Security International, Inc. *	210,968	2,603,345
VeriFone Systems, Inc. *	10,700	586,574
Web.com Group, Inc. *	39,300	620,154
Websense, Inc. *	100,658	2,595,970
Wright Express Corp. *	12,500	704,125

		30,127,932

Technology Hardware & Equipment 7.1%
Acme Packet, Inc. *	8,300	685,663
Aruba Networks, Inc. *	19,600	704,228
Avnet, Inc. *	32,200	1,169,504
Blue Coat Systems, Inc. *	71,387	2,055,946
Ceragon Networks Ltd. *	96,157	1,214,463
Ciena Corp. *	60,200	1,700,048
DTS, Inc. *	15,200	669,712
Echelon Corp. *	80,600	766,506
Electro Scientific Industries, Inc. *	125,600	2,066,120
Harmonic, Inc. *	54,700	452,916
Ixia *	160,122	2,616,393
Meru Networks, Inc. *	94,111	1,638,473
NETGEAR, Inc. *	77,933	3,253,703
QLogic Corp. *	73,200	1,316,136
Riverbed Technology, Inc. *	20,600	723,884
SeaChange International, Inc. *	171,799	1,839,967
Seagate Technology plc *	76,400	1,346,168

		24,219,830

Telecommunication Services 0.9%
Cbeyond, Inc. *	156,221	1,993,380
Cogent Communications Group, Inc. *	78,400	1,137,584

		3,130,964

Transportation 1.7%
Arkansas Best Corp.	47,700	1,097,577
Forward Air Corp.	74,498	2,504,623
Hub Group, Inc., Class A *	26,300	1,059,364
Old Dominion Freight Line, Inc. *	30,500	1,141,310

		5,802,874

Utilities 1.5%
Hawaiian Electric Industries, Inc.	68,935	1,757,153
Portland General Electric Co.	72,400	1,807,104
Wisconsin Energy Corp.	51,800	1,616,678

		5,180,935

Total Common Stock
(Cost $240,661,006)		325,244,137

14 See financial notes

 Laudus Small-Cap MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Foreign Common Stock 0.5% of net assets

United Kingdom 0.5%

Insurance 0.5%
Willis Group Holdings plc	40,803	1,685,980

Total Foreign Common Stock
(Cost $1,112,036)		1,685,980

Other Investment Company 4.2% of net assets

Money Fund 4.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	14,373,215	14,373,215

Total Other Investment Company
(Cost $14,373,215)		14,373,215

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

U.S. Treasury Obligation 0.3%
U.S. Treasury Bill
0.09%, 06/16/11 (a)	950,000	949,899

Total Short-Term Investment
(Cost $949,897)		949,899

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $263,325,834, and the unrealized appreciation and depreciation were $83,126,759 and ($4,199,362), respectively, with a net appreciation of $78,927,397.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	200	17,278,000	965,650

See financial notes 15

 Laudus Small-Cap MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $257,096,154)		$342,253,231
Receivables:
Investments sold		4,738,703
Fund shares sold		172,828
Due from broker for futures		90,000
Dividends		23,352
Interest		1,644
Prepaid expenses	+	7,235

Total assets		347,286,993

Liabilities

Payables:
Investments bought		4,457,555
Investment adviser and administrator fees		49,554
Fund shares redeemed		135,699
Accrued expenses	+	59,699

Total liabilities		4,702,507

Net Assets

Total assets		347,286,993
Total liabilities	−	4,702,507

Net assets		$342,584,486

Net Assets by Source
Capital received from investors		334,183,430
Distributions in excess of net investment income		(817,738)
Net realized capital losses		(77,191,231)
Net unrealized capital gains		86,410,025

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$78,160,721		5,526,473		$14.14
Select Shares	$264,423,765		18,481,029		$14.31

16 See financial notes

 Laudus Small-Cap MarketMasters Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $315)		$1,463,962
Interest	+	17,699

Total investment income		1,481,661

Expenses

Investment adviser and administrator fees		2,009,551
Shareholder service fees:
Investor Shares		90,495
Select Shares		243,683
Portfolio accounting fees		34,920
Shareholder reports		25,167
Transfer agent fees		22,469
Professional fees		21,284
Custodian fees		20,036
Registration fees		15,647
Trustees’ fees		4,021
Interest expense		173
Other expenses	+	5,906

Total expenses		2,493,352
Expense reduction by CSIM and its affiliates	−	188,336
Payment for state filing fees (see financial note 12)	−	216
Custody credits	−	16

Net expenses	−	2,304,784

Net investment loss		(823,123)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		48,237,378
Net realized gains on futures contracts	+	1,732,675

Net realized gains		49,970,053
Net unrealized gains on investments		20,746,214
Net unrealized gains on futures contracts	+	98,949

Net unrealized gains	+	20,845,163

Net realized and unrealized gains		70,815,216

Increase in net assets resulting from operations		$69,992,093

See financial notes 17

 Laudus Small-Cap MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment loss		($823,123)	($2,384,880)
Net realized gains		49,970,053	39,071,941
Net unrealized gains	+	20,845,163	42,387,245

Increase in net assets from operations		69,992,093	79,074,306

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		79,617	$1,031,189	148,721	$1,584,530
Select Shares	+	703,335	9,149,607	4,204,773	44,602,776

Total shares sold		782,952	$10,180,796	4,353,494	$46,187,306

Shares Redeemed
Investor Shares		(454,179)	($5,857,543)	(1,098,259)	($11,641,939)
Select Shares	+	(11,139,424)	(136,401,782)	(6,096,263)	(65,834,703)

Total shares redeemed		(11,593,603)	($142,259,325)	(7,194,522)	($77,476,642)

Net transactions in fund shares		(10,810,651)	($132,078,529)	(2,841,028)	($31,289,336)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,818,153	$404,670,922	37,659,181	$356,885,952
Total increase or decrease	+	(10,810,651)	(62,086,436)	(2,841,028)	47,784,970

End of period		24,007,502	$342,584,486	34,818,153	$404,670,922

(Distributions in excess of net investment income)/Net investment income not yet distributed			($817,738)		$5,385

18 See financial notes

Laudus International MarketMasters Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.36		15.04	11.78	25.96	20.73	16.78

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.09	0.14	0.20	0.14	0.13
Net realized and unrealized gains (losses)	2.61		3.41	3.63	(12.25)	6.84	3.98

Total from investment operations	2.64		3.50	3.77	(12.05)	6.98	4.11
Less distributions:
Distributions from net investment income	(0.22)		(0.18)	(0.51)	(0.10)	(0.16)	(0.16)
Distributions from net realized gains	—		—	—	(2.03)	(1.59)	—

Total distributions	(0.22)		(0.18)	(0.51)	(2.13)	(1.75)	(0.16)

Net asset value at end of period	20.78		18.36	15.04	11.78	25.96	20.73

Total return (%)	14.48	[1]	23.47	33.64	(49.97)	36.01	24.66

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.58	[2]	1.60	1.62	1.59	1.56 [3]	1.57 [3]
Gross operating expenses	1.59	[2]	1.62	1.63	1.59	1.59	1.64
Net investment income (loss)	0.30	[2]	0.53	0.95	0.95	0.62	0.52
Portfolio turnover rate	44	[1]	83	96	88	71	90
Net assets, end of period ($ x 1,000,000)	853		849	931	918	2,297	1,320

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Select Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	18.38		15.05	11.80	26.00	20.77	16.81

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.10	0.15	0.23	0.15	0.19
Net realized and unrealized gains (losses)	2.60		3.43	3.64	(12.27)	6.86	3.96

Total from investment operations	2.65		3.53	3.79	(12.04)	7.01	4.15
Less distributions:
Distributions from net investment income	(0.25)		(0.20)	(0.54)	(0.13)	(0.19)	(0.19)
Distributions from net realized gains	—		—	—	(2.03)	(1.59)	—

Total distributions	(0.25)		(0.20)	(0.54)	(2.16)	(1.78)	(0.19)

Net asset value at end of period	20.78		18.38	15.05	11.80	26.00	20.77

Total return (%)	14.54	[1]	23.68	33.82	(49.91)	36.16	24.88

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.46	[2]	1.48 [4]	1.47	1.48 [4]	1.44 [5]	1.39 [5]
Gross operating expenses	1.47	[2]	1.50	1.58	1.54	1.55	1.60
Net investment income (loss)	0.48	[2]	0.69	1.08	1.08	0.73	0.72
Portfolio turnover rate	44	[1]	83	96	88	71	90
Net assets, end of period ($ x 1,000,000)	1,122		948	630	540	1,255	628

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 1.64% and 1.59% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.
4 The ratio of net operating expenses would have been 1.47% if certain non-routine expenses had not been incurred.
5 The ratio of net operating expenses would have been 1.47% and 1.47% for the periods ended 10/31/06 and 10/31/07, respectively, if custody credits had not been incurred.

See financial notes 19

 Laudus International MarketMasters Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.5%	Common Stock	1,413,644,938	1,887,447,537
0.1%	Preferred Stock	792,935	1,100,793
4.1%	Other Investment Companies	81,079,819	81,117,170
0.0%	Corporate Bond	117,663	147,229
0.2%	Short-Term Investment	3,424,628	3,424,636

99.9%	Total Investments	1,499,059,983	1,973,237,365
0.1%	Other Assets and Liabilities, Net		1,922,925

100.0%	Net Assets		1,975,160,290

	Number	Value
Security	of Shares	($)

Common Stock 95.5% of net assets

Australia 4.9%

Capital Goods 0.3%
Boart Longyear Group	390,600	1,967,333
Monadelphous Group Ltd.	207,078	4,373,467

		6,340,800

Commercial & Professional Supplies 1.2%
Brambles Ltd.	445,800	3,301,712
Campbell Brothers Ltd.	158,066	7,858,099
Transfield Services Ltd.	3,038,414	11,871,797

		23,031,608

Energy 0.1%
Bandanna Energy Ltd.	484,674	1,169,270

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	403,000	2,487,258

Health Care Equipment & Services 0.0%
Cochlear Ltd.	8,000	707,290

Materials 2.3%
Amcor Ltd.	1,127,600	8,667,435
Atlas Iron Ltd. *	997,453	3,851,950
BHP Billiton Ltd. ADR	170,475	17,258,889
Iluka Resources Ltd.	677,516	9,322,260
Medusa Mining Ltd.	134,359	1,188,693
Orica Ltd.	77,000	2,249,478
PanAust Ltd. *	2,498,831	2,127,115

		44,665,820

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Mesoblast Ltd. *	16,600	148,481

Real Estate 0.7%
Commonwealth Property Office Fund	13,182,186	13,254,807

Retailing 0.2%
David Jones Ltd.	1,001,869	5,131,216

		96,936,550

Austria 0.3%

Capital Goods 0.2%
Andritz AG	13,900	1,435,569
Zumtobel AG	77,716	2,819,244

		4,254,813

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	25,966	2,628,154

		6,882,967

Belgium 0.3%

Capital Goods 0.1%
Bekaert N.V.	10,400	1,301,065

Food & Staples Retailing 0.1%
Colruyt S.A.	27,119	1,564,415

Food, Beverage & Tobacco 0.1%
Anheuser-Busch InBev N.V.	61,112	3,900,040

		6,765,520

Brazil 1.5%

Capital Goods 0.2%
Iochpe-Maxion S.A.	37,300	528,488
Mills Estruturas e Servicos de Engenharia S.A.	301,278	4,117,389

		4,645,877

Diversified Financials 0.3%
BM&F BOVESPA S.A.	24,900	186,924
CETIP SA - Balcao Organizado de Ativos e Derivativos	342,800	5,687,186

		5,874,110

Energy 0.0%
OGX Petroleo e Gas Participacoes S.A. *	65,000	697,845

Food & Staples Retailing 0.0%
Drogasil S.A.	70,500	506,388

Health Care Equipment & Services 0.1%
OdontoPrev S.A.	53,800	868,625

Household & Personal Products 0.1%
Natura Cosmeticos S.A.	64,300	1,810,634

Insurance 0.0%
Sul America S.A.	38,000	487,923

Materials 0.6%
Vale S.A. ADR	343,500	11,472,900

Real Estate 0.1%
BR Malls Participacoes S.A.	82,300	866,316

Retailing 0.0%
Cia. Hering	38,500	833,286

20 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
CCR S.A.	35,700	1,111,937

		29,175,841

Canada 6.8%

Banks 0.3%
Canadian Western Bank	144,617	4,632,818
Home Capital Group, Inc.	6,868	413,757
Laurentian Bank of Canada	9,281	493,110

		5,539,685

Capital Goods 0.1%
Finning International, Inc.	49,308	1,446,173

Consumer Durables & Apparel 0.1%
Gildan Activewear, Inc.	57,500	2,141,627

Consumer Services 0.1%
Tim Hortons, Inc.	38,276	1,862,119

Diversified Financials 0.0%
CI Financial Corp.	29,630	725,288

Energy 1.9%
Canadian Natural Resources Ltd.	116,550	5,473,188
Legacy Oil + Gas, Inc. *	314,370	4,478,896
Pacific Rubiales Energy Corp.	59,907	1,820,352
Pason Systems, Inc.	595,500	9,755,588
PetroBakken Energy Ltd., Class A	65,793	1,248,895
Petrominerales Ltd.	17,543	671,386
Peyto Exploration & Development Corp.	5,951	126,675
Suncor Energy, Inc.	181,975	8,378,129
Trican Well Service Ltd.	236,166	5,820,844

		37,773,953

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	63,161	1,658,882

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	37,768	1,797,887

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	120,266	6,646,630

Insurance 0.1%
Manulife Financial Corp.	52,625	945,671

Materials 1.9%
Agrium, Inc.	16,100	1,455,923
Copper Mountain Mining Corp. *	224,033	1,716,683
Detour Gold Corp. *	109,571	3,703,515
First Quantum Minerals Ltd.	12,700	1,809,799
IAMGOLD Corp.	43,400	902,265
Major Drilling Group International, Inc.	484,029	8,062,460
Potash Corp. of Saskatchewan, Inc.	312,675	17,628,616
Quadra FNX Mining Ltd. *	119,755	1,965,645

		37,244,906

Media 0.1%
Thomson Reuters Corp.	61,700	2,501,519

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	6,100	321,043

Real Estate 0.7%
Brookfield Asset Management, Inc., Class A	172,554	5,801,266
Morguard Real Estate Investment Trust	223,790	3,569,192
Northern Property Real Estate Investment Trust	160,700	5,042,734

		14,413,192

Software & Services 0.1%
Open Text Corp. *	16,500	1,009,800

Transportation 0.9%
Canadian National Railway Co.	130,825	10,129,903
Canadian Pacific Railway Ltd.	116,725	7,731,864

		17,861,767

		133,890,142

Chile 0.1%

Banks 0.1%
Banco Santander Chile ADR	13,935	1,276,307

China 2.7%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	542,000	848,244
Great Wall Motor Co., Ltd., Class H	655,000	1,177,047

		2,025,291

Banks 0.3%
Industrial & Commercial Bank of China Ltd., Class H	6,807,000	5,773,782

Capital Goods 0.3%
China Liansu Group Holdings Ltd. *	2,009,000	1,873,393
Dongfang Electric Co., Ltd., Class H	202,400	664,835
Haitian International Holdings Ltd.	407,000	603,478
Lonking Holdings Ltd.	1,968,000	1,454,702
Shanghai Electric Group Co., Ltd., Class H	1,630,000	809,896
Zhuzhou CSR Times Electric Co., Ltd., Class H	79,000	313,328

		5,719,632

Commercial & Professional Supplies 0.1%
51job, Inc. *	31,713	1,775,611

Consumer Durables & Apparel 0.4%
Haier Electronics Group Co., Ltd. *	5,690,000	7,066,326

Consumer Services 0.0%
Ajisen China Holdings Ltd.	258,000	515,477

Energy 0.1%
China Shenhua Energy Co., Ltd., Class H	411,000	1,919,650

See financial notes 21

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Shenguan Holdings Group Ltd.	1,468,000	1,952,409

Materials 0.4%
AMVIG Holdings Ltd.	6,818,000	4,931,979
Chiho-Tiande Group Ltd.	1,600,000	1,230,268
China Lumena New Materials Corp.	1,064,310	554,018
Dongyue Group	422,000	446,103

		7,162,368

Media 0.1%
Focus Media Holding Ltd. ADR *	64,715	2,274,732

Real Estate 0.1%
China Overseas Land & Investment Ltd.	1,148,000	2,215,102
Evergrande Real Estate Group Ltd.	890,000	636,407

		2,851,509

Semiconductors & Semiconductor Equipment 0.4%
Spreadtrum Communications, Inc. *	348,188	7,451,223

Software & Services 0.3%
21Vianet Group Inc. ADR *	85,623	1,328,013
Kingdee International Software Group Co., Ltd.	7,228,800	4,640,572

		5,968,585

Technology Hardware & Equipment 0.0%
AAC Acoustic Technologies Holdings, Inc.	134,000	350,973
Hollysys Automation Technologies Ltd. *	28,983	348,086

		699,059

		53,155,654

Denmark 0.8%

Consumer Durables & Apparel 0.1%
Pandora A/S	17,126	771,420

Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	18,178	2,673,906

Materials 0.5%
Christian Hansen Holding A/S	386,879	8,822,821

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	19,750	2,500,216

Software & Services 0.0%
SimCorp A/S	2,812	511,009

		15,279,372

Egypt 0.0%

Banks 0.0%
Commercial International Bank Egypt S.A.E.	112,700	523,649

Diversified Financials 0.0%
Egyptian Financial Group-Hermes Holding S.A.E.	80,311	242,961

		766,610

Finland 0.8%

Automobiles & Components 0.2%
Nokian Renkaat Oyj	58,916	3,053,338

Capital Goods 0.5%
Kone Oyj, Class B	34,859	2,183,394
Konecranes Oyj	38,767	1,865,020
Metso Corp. Oyj	22,100	1,357,231
Outotec Oyj	70,397	4,464,381

		9,870,026

Materials 0.1%
UPM-Kymmene Oyj	94,459	1,937,472

		14,860,836

France 7.3%

Automobiles & Components 0.1%
Faurecia *	27,200	1,121,674

Banks 0.9%
BNP Paribas	226,998	17,945,200

Capital Goods 1.4%
Mersen S.A.	131,094	7,968,733
Nexans S.A.	85,521	9,063,803
Rexel S.A. *	26,794	733,590
Safran S.A.	44,800	1,738,052
Schneider Electric S.A.	17,337	3,062,976
Vallourec S.A.	38,070	4,749,480

		27,316,634

Commercial & Professional Supplies 0.2%
Edenred *	16,500	511,752
Teleperformance	96,931	3,698,136

		4,209,888

Consumer Durables & Apparel 0.0%
SEB S.A.	8,898	978,059

Consumer Services 0.1%
Sodexo	32,900	2,563,033

Energy 0.1%
Technip S.A.	22,700	2,561,241

Food, Beverage & Tobacco 0.4%
DANONE S.A.	96,400	7,058,051

Health Care Equipment & Services 0.3%
Essilor International S.A.	43,266	3,622,761
Medica S.A. *	111,914	2,308,246

		5,931,007

Household & Personal Products 0.3%
L’Oreal S.A.	46,450	5,888,175

Insurance 0.4%
AXA S.A.	159,982	3,586,483
Euler Hermes S.A. *	32,831	3,499,871

		7,086,354

Materials 0.2%
Air Liquide S.A.	13,562	2,003,841
Arkema	21,754	2,265,678

		4,269,519

Media 0.9%
Ipsos	131,689	6,844,325

22 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Publicis Groupe	124,400	7,047,294
Societe Television Francaise 1	259,500	4,871,633

		18,763,252

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	78,450	3,491,697
Eurofins Scientific	39,519	4,257,293

		7,748,990

Software & Services 0.2%
Alten	85,144	3,493,257

Technology Hardware & Equipment 1.2%
Alcatel-Lucent *	321,739	2,084,852
Gemalto N.V.	7,000	358,557
Ingenico S.A.	160,889	7,983,940
Neopost S.A.	136,784	13,056,012

		23,483,361

Utilities 0.2%
Rubis	27,815	3,415,589
Suez Environnement Co.	48,084	1,107,867

		4,523,456

		144,941,151

Germany 7.4%

Automobiles & Components 0.7%
Bayerische Motoren Werke AG	40,583	3,820,831
Daimler AG - Reg’d	52,400	4,049,802
ElringKlinger AG	155,286	5,447,595

		13,318,228

Capital Goods 1.8%
Bilfinger Berger SE *	111,789	10,761,730
Brenntag AG *	3,037	373,355
Gildemeister AG	159,637	4,046,229
Kloeckner & Co., SE *	138,265	4,964,519
MTU Aero Engines Holding AG *	88,892	6,804,835
Pfeiffer Vacuum Technology AG	20,911	2,904,375
Rational AG *	19,610	5,421,316

		35,276,359

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	54,942	3,576,396

Insurance 0.7%
Allianz SE - Reg’d	83,200	13,071,640

Materials 1.5%
BASF SE *	53,168	5,459,497
BASF SE ADR *	76,750	7,902,180
Lanxess AG	36,809	3,367,813
Symrise AG	368,622	12,133,310
Wacker Chemie AG	7,279	1,802,186

		30,664,986

Media 0.3%
GfK SE	101,386	5,751,430
Kabel Deutschland Holding AG *	17,200	1,074,461

		6,825,891

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	63,230	5,551,248
QIAGEN N.V. *	271,115	5,796,711

		11,347,959

Retailing 0.3%
Fielmann AG	59,597	6,343,233

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE	24,163	1,026,188
Infineon Technologies AG	203,308	2,305,007

		3,331,195

Software & Services 0.8%
SAP AG	237,476	15,300,586
XING AG *	18,116	1,287,651

		16,588,237

Technology Hardware & Equipment 0.3%
Wincor Nixdorf AG	68,032	5,622,844

		145,966,968

Greece 0.0%

Banks 0.0%
National Bank of Greece S.A. *	48,477	374,851

Hong Kong 2.2%

Automobiles & Components 0.2%
Brilliance China Automotive Holdings Ltd. *	1,264,000	1,234,544
Xinyi Glass Holdings Co., Ltd.	1,440,000	1,739,162

		2,973,706

Capital Goods 0.3%
Noble Group Ltd.	1,200,000	2,192,422
Singamas Container Holdings Ltd. *	7,806,000	3,591,253

		5,783,675

Consumer Durables & Apparel 0.2%
Arts Optical International Holdings Ltd.	1,728,000	752,625
Techtronic Industries Co., Ltd.	2,647,000	3,619,771

		4,372,396

Consumer Services 0.2%
Galaxy Entertainment Group Ltd. *	1,967,000	3,547,647

Diversified Financials 0.0%
Value Partners Group Ltd.	604,000	544,739

Energy 0.2%
CNOOC Ltd.	1,443,000	3,586,686

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	593,000	2,178,805

Household & Personal Products 0.0%
Biostime International Holdings Ltd. *	236,500	405,015

Materials 0.3%
China Resources Cement Holdings Ltd.	770,000	785,447
China Shanshui Cement Group	5,146,000	5,771,048

		6,556,495

See financial notes 23

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.0%
Country Garden Holdings Co.	896,000	363,898

Semiconductors & Semiconductor Equipment 0.4%
ASM Pacific Technology Ltd.	416,900	5,616,031
GCL-Poly Energy Holdings Ltd. *	1,342,000	961,500

		6,577,531

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,932,000	610,257

Transportation 0.3%
Pacific Basin Shipping Ltd.	10,483,000	6,518,047

		44,018,897

India 0.9%

Banks 0.2%
Axis Bank Ltd.	38,377	1,118,034
Canara Bank Ltd.	36,682	523,338
HDFC Bank Ltd.	12,971	673,297
Indian Bank	505,223	2,753,695
LIC Housing Finance Ltd.	38,200	189,804

		5,258,168

Capital Goods 0.2%
Cummins India Ltd.	13,300	212,411
IRB Infrastructure Developers Ltd.	569,457	2,294,849
Tata Motors Ltd.	59,677	1,691,298

		4,198,558

Consumer Durables & Apparel 0.1%
S. Kumars Nationwide Ltd. *	1,367,351	2,106,731
Titan Industries Ltd.	6,100	554,911

		2,661,642

Consumer Services 0.2%
Jubilant Foodworks Ltd. *	203,300	3,429,674

Diversified Financials 0.1%
Shriram Transport Finance Co., Ltd.	68,331	1,202,185

Software & Services 0.1%
HCL Technologies Ltd.	27,800	329,368
Infosys Technologies Ltd.	15,187	996,268

		1,325,636

		18,075,863

Indonesia 0.4%

Banks 0.1%
PT Bank Rakyat Indonesia (Persero) Tbk	1,993,500	1,505,142

Capital Goods 0.1%
PT United Tractors Tbk	770,500	2,095,800

Energy 0.1%
Indo Tambangraya Megah PT	202,000	1,106,760

Food, Beverage & Tobacco 0.1%
PT Indofood Sukses Makmur Tbk	2,361,000	1,532,314

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
PT Kalbe Farma Tbk	2,072,500	867,122

		7,107,138

Ireland 1.4%

Banks 0.2%
The Governor & Company of the Bank of Ireland *	7,854,800	3,193,338

Capital Goods 0.5%
Cooper Industries plc	117,800	7,768,910
Ingersoll-Rand plc	43,200	2,181,600

		9,950,510

Commercial & Professional Supplies 0.2%
Experian plc	283,100	3,820,308

Consumer Services 0.0%
Paddy Power plc	17,280	844,330

Food, Beverage & Tobacco 0.2%
Glanbia plc	673,843	4,321,611

Materials 0.2%
Kenmare Resources plc *	5,862,638	4,604,811

Media 0.1%
WPP plc	73,751	966,024

		27,700,932

Israel 0.5%

Materials 0.1%
Israel Chemicals Ltd.	131,548	2,334,833

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd. ADR	48,566	2,220,923

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd. *	141,762	4,187,650

Software & Services 0.1%
Check Point Software Technologies Ltd. *	27,085	1,487,779

Technology Hardware & Equipment 0.0%
Orbotech Ltd. *	25,000	320,500

		10,551,685

Italy 2.0%

Automobiles & Components 0.4%
Pirelli & C. S.p.A.	832,277	8,664,576

Banks 0.5%
Intesa Sanpaolo	2,937,100	9,755,438

Capital Goods 0.2%
Interpump Group S.p.A. *	351,364	3,175,001

Consumer Durables & Apparel 0.4%
Safilo Group S.p.A. *	366,748	7,005,141

Consumer Services 0.1%
Lottomatica S.p.A.	97,149	2,169,479

Diversified Financials 0.2%
Azimut Holding S.p.A.	29,800	381,067

24 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Banca Generali S.p.A	223,271	3,748,804

		4,129,871

Energy 0.2%
Saipem S.p.A.	52,102	2,959,353

Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	17,769	858,049

Transportation 0.0%
Ansaldo STS S.p.A.	53,096	820,607

		39,537,515

Japan 12.9%

Automobiles & Components 2.1%
EXEDY Corp.	32,900	1,051,055
F.C.C. Co., Ltd.	513,111	12,082,009
Honda Motor Co., Ltd.	209,500	8,054,041
Nifco, Inc.	373,200	9,436,095
Toyota Motor Corp.	258,000	10,291,911

		40,915,111

Banks 0.5%
Sumitomo Mitsui Financial Group, Inc.	314,600	9,772,063

Capital Goods 2.0%
Fanuc Ltd.	22,800	3,816,704
JGC Corp.	23,000	575,836
Komatsu Ltd.	85,200	3,004,099
Makino Milling Machine Co., Ltd.	522,000	4,907,157
Makita Corp.	63,300	2,910,586
Misumi Group, Inc.	36,300	915,358
Mitsubishi Corp.	108,600	2,946,065
Miura Co., Ltd.	110,000	3,125,346
Nabtesco Corp.	306,300	7,841,452
NGK Insulators Ltd.	32,000	555,239
SMC Corp.	13,500	2,466,118
Sumitomo Heavy Industries Ltd.	34,000	224,212
THK Co., Ltd.	99,900	2,567,847
Ushio, Inc.	206,400	4,202,611

		40,058,630

Commercial & Professional Supplies 0.4%
Meitec Corp.	120,000	2,324,772
Secom Co., Ltd.	131,900	6,542,715

		8,867,487

Consumer Durables & Apparel 0.3%
Shimano, Inc.	41,100	2,205,800
Tamron Co., Ltd.	124,700	2,746,818

		4,952,618

Diversified Financials 0.8%
Daiwa Securities Group, Inc.	2,726,000	11,765,469
ORIX Corp.	30,730	3,019,072
Osaka Securities Exchange Co., Ltd.	96	490,328

		15,274,869

Food, Beverage & Tobacco 0.4%
Ariake Japan Co., Ltd.	232,800	3,932,823
Japan Tobacco, Inc.	1,230	4,780,143

		8,712,966

Health Care Equipment & Services 1.1%
Hogy Medical Co., Ltd.	156,500	6,463,659
Miraca Holdings, Inc.	173,300	6,598,404
Olympus Corp.	306,600	8,677,679

		21,739,742

Household & Personal Products 0.1%
Dr. Ci:Labo Co., Ltd.	591	2,503,409

Insurance 0.1%
Sony Financial Holdings, Inc.	60,700	1,128,198

Materials 0.9%
Nippon Shokubai Co., Ltd.	336,000	4,410,132
Nitto Denko Corp.	60,100	3,218,736
Taiyo Holdings Co., Ltd.	108,300	3,346,445
Teijin Ltd.	399,000	1,912,193
Zeon Corp.	445,000	4,020,159

		16,907,665

Media 0.4%
CyberAgent, Inc.	2,081	7,495,078

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Kaken Pharmaceutical Co., Ltd.	20,000	259,464
Sawai Pharmaceutical Co., Ltd.	7,100	637,069

		896,533

Real Estate 0.1%
Daito Trust Construction Co., Ltd.	19,200	1,536,001

Retailing 0.5%
DeNA Co., Ltd.	49,900	1,873,255
Fast Retailing Co., Ltd.	13,700	2,160,162
K’s Holdings Corp.	36,800	1,146,984
Nitori Co., Ltd.	25,560	2,210,227
Point, Inc.	8,330	381,156
USS Co., Ltd.	8,770	673,945
Yamada Denki Co., Ltd.	25,150	1,766,940

		10,212,669

Semiconductors & Semiconductor Equipment 0.5%
Rohm Co., Ltd.	167,200	10,069,796

Software & Services 0.5%
Gree, Inc.	93,600	1,927,538
Kakaku.com, Inc.	481	2,771,916
Yahoo Japan Corp.	11,572	4,256,717

		8,956,171

Technology Hardware & Equipment 1.9%
Anritsu Corp.	325,000	2,593,410
Canon, Inc.	234,600	11,047,912
Horiba Ltd.	395,300	11,893,181
Keyence Corp.	8,800	2,325,469
Murata Manufacturing Co., Ltd.	31,000	2,238,954
OMRON Corp.	266,700	7,335,492

		37,434,418

Telecommunication Services 0.3%
SOFTBANK Corp.	154,700	6,527,847

		253,961,271

See financial notes 25

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Luxembourg 0.8%

Energy 0.5%
Subsea 7 S.A.	66,600	1,754,249
Tenaris S.A. ADR	176,900	8,984,751

		10,739,000

Materials 0.3%
APERAM	7,940	334,287
ArcelorMittal	152,500	5,635,769

		5,970,056

		16,709,056

Malaysia 0.1%

Consumer Services 0.1%
Genting Berhad	499,300	1,958,070

Mexico 0.8%

Diversified Financials 0.0%
Compartamos SAB de CV *	464,667	865,824

Food, Beverage & Tobacco 0.1%
Fomento Economico Mexicano S.A.B. de C.V. ADR	27,600	1,736,040

Materials 0.1%
Grupo Mexico S.A.B. de C.V., Series B	436,300	1,510,717

Media 0.2%
Grupo Televisa S.A. ADR *	170,300	4,039,516

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Genomma Lab Internacional S.A., Class B *	1,793,989	4,488,206

Telecommunication Services 0.2%
America Movil SAB de C.V., Series L ADR	55,334	3,165,105

		15,805,408

Netherlands 2.9%

Capital Goods 0.9%
Aalberts Industries N.V.	151,040	3,819,981
Chicago Bridge & Iron Co., N.V., NY Shares	13,500	547,290
Koninklijke Boskalis Westminster N.V.	266,774	14,177,764

		18,545,035

Energy 1.1%
Core Laboratories N.V.	46,100	4,424,678
SBM Offshore N.V. *	170,472	4,985,527
Schlumberger Ltd.	138,325	12,414,669

		21,824,874

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	273,800	3,845,110

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	119,500	6,305,494
Unilever N.V., NY Shares	43,850	1,447,050

		7,752,544

Materials 0.2%
Akzo Nobel N.V.	48,700	3,776,108

Semiconductors & Semiconductor Equipment 0.1%
NXP Semiconductor N.V. *	37,933	1,266,962

		57,010,633

New Zealand 0.7%

Consumer Services 0.2%
Sky City Entertainment Group Ltd.	1,776,557	5,125,342

Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	2,369,299	5,936,767

Transportation 0.2%
Auckland International Airport Ltd.	2,088,250	3,757,550

		14,819,659

Norway 0.9%

Commercial & Professional Supplies 0.2%
Tomra Systems A.S.A.	443,055	3,801,907

Energy 0.6%
Aker Solutions A.S.A. *	73,300	1,766,722
Farstad Shipping A.S.A.	107,898	3,788,979
Seawell Ltd. *	919,657	6,128,474

		11,684,175

Materials 0.1%
Yara International A.S.A. ADR	14,200	834,250

Media 0.0%
Schibsted A.S.A.	11,400	342,999

Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	28,700	563,500

		17,226,831

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	17,103	1,650,782

Philippines 0.1%

Food & Staples Retailing 0.0%
Alliance Global Group, Inc.	1,844,700	511,939

Transportation 0.1%
International Container Terminal Services, Inc.	1,315,200	1,510,417

		2,022,356

Republic of Korea 1.8%

Automobiles & Components 0.7%
Dongyang Mechatronics Corp.	260,500	4,381,375
Halla Climate Control Corp.	19,659	402,823
Hankook Tire Co., Ltd.	12,900	518,121
Hyundai Mobis	4,948	1,659,599
Hyundai Motor Co.	12,336	2,845,288

26 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mando Corp.	23,030	4,050,150

		13,857,356

Capital Goods 0.1%
Daelim Industrial Co., Ltd.	4,600	520,277
Samsung Engineering Co., Ltd.	7,594	1,688,891

		2,209,168

Insurance 0.2%
Hyundai Marine & Fire Insurance Co., Ltd.	139,790	3,678,204

Materials 0.1%
Hyundai Steel Co.	15,600	1,987,316

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Celltrion, Inc.	53,000	1,818,348

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	5,500	4,594,041
Silicon Works Co., Ltd.	76,870	2,562,711

		7,156,752

Software & Services 0.1%
NCSoft Corp.	4,700	1,246,409

Technology Hardware & Equipment 0.1%
CrucialTec Co., Ltd. *	129,897	2,781,300

		34,734,853

Singapore 3.5%

Capital Goods 0.2%
Keppel Corp., Ltd.	247,500	2,410,165
SembCorp Marine Ltd.	198,000	918,797

		3,328,962

Energy 0.2%
Ezra Holdings Ltd.	2,470,000	3,340,157

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	2,003,000	2,210,919

Materials 0.0%
Midas Holdings Ltd.	445,000	265,915

Real Estate 1.2%
Ascendas Real Estate Investment Trust	4,307,000	7,153,251
Capitaland Ltd.	664,000	1,846,772
CapitaMall Trust	8,301,200	12,840,496
CapitaMalls Asia Ltd.	1,081,000	1,566,099
Global Logistic Properties Ltd. *	819,000	1,292,074

		24,698,692

Telecommunication Services 0.4%
StarHub Ltd.	3,432,000	8,056,782

Transportation 1.1%
SATS Ltd.	4,027,000	8,498,646
SIA Engineering Co., Ltd.	2,926,000	9,973,026
SMRT Corp., Ltd.	1,885,553	2,929,378

		21,401,050

Utilities 0.3%
Hyflux Ltd.	3,642,000	6,405,383

		69,707,860

South Africa 0.2%

Capital Goods 0.0%
Wilson Bayly Holmes-Ovcon Ltd.	36,458	633,055

Energy 0.1%
Sasol Ltd.	29,737	1,718,378

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	89,224	1,408,241

Retailing 0.0%
Clicks Group Ltd.	134,556	900,332

		4,660,006

Spain 1.2%

Banks 0.7%
Banco Santander S.A.	1,082,090	13,818,805

Commercial & Professional Supplies 0.3%
Prosegur, Compania de Seguridad S.A. - Reg’d	84,066	5,132,807

Consumer Services 0.2%
NH Hoteles S.A. *	534,603	4,512,302

Energy 0.0%
Tecnicas Reunidas S.A.	14,678	921,945

Food, Beverage & Tobacco 0.0%
Viscofan S.A.	1,285	56,650

		24,442,509

Sweden 1.6%

Banks 0.1%
Swedbank AB, A Shares	78,300	1,485,000

Capital Goods 0.9%
Assa Abloy AB, B Shares *	315,300	9,471,668
Atlas Copco AB, A Shares	107,937	3,170,131
Hexagon AB, Class B	200,182	5,201,120

		17,842,919

Commercial & Professional Supplies 0.2%
AF AB, B Shares	218,592	4,865,090

Consumer Durables & Apparel 0.0%
JM AB	27,447	783,691

Energy 0.1%
Lundin Petroleum AB *	96,600	1,466,083

Food, Beverage & Tobacco 0.1%
Swedish Match AB	48,900	1,735,537

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	26,384	1,202,518

Retailing 0.1%
Hennes & Mauritz AB, B Shares	53,700	1,897,875

		31,278,713

Switzerland 7.5%

Capital Goods 0.7%
ABB Ltd. - Reg’d *	200,605	5,539,762

See financial notes 27

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Burckhardt Compression Holding AG	3,852	1,238,329
Geberit AG - Reg’d	13,900	3,252,224
Sulzer AG - Reg’d	16,100	2,908,466

		12,938,781

Commercial & Professional Supplies 0.5%
Adecco S.A. - Reg’d	100,800	7,203,660
SGS S.A. - Reg’d	1,408	2,797,715

		10,001,375

Consumer Durables & Apparel 0.2%
Compagnie Financiere Richemont S.A., Series A	72,220	4,671,128

Consumer Services 0.0%
Orascom Development Holding AG *	14,366	611,178

Diversified Financials 1.3%
Credit Suisse Group AG - Reg’d	271,900	12,375,980
Partners Group Holding AG	8,154	1,732,366
UBS AG - Reg’d *	528,500	10,576,641

		24,684,987

Energy 1.4%
Noble Corp.	270,400	11,629,904
Transocean Ltd. *	114,121	8,302,303
Weatherford International Ltd. *	362,125	7,814,657

		27,746,864

Food, Beverage & Tobacco 1.1%
Aryzta AG	7,700	429,494
Nestle S.A. - Reg’d	133,300	8,273,716
Nestle S.A. - Reg’d ADR	207,512	12,907,246

		21,610,456

Health Care Equipment & Services 0.1%
Nobel Biocare Holding AG - Reg’d *	43,540	967,162

Insurance 0.2%
Zurich Financial Services AG *	16,019	4,504,199

Materials 0.8%
Givaudan S.A. - Reg’d *	6,800	7,566,325
Holcim Ltd. - Reg’d	69,500	6,055,675
Sika AG - Bearer Shares	499	1,274,619

		14,896,619

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novartis AG - Reg’d	109,300	6,481,508
Novartis AG ADR	59,775	3,536,887
Roche Holding AG	52,500	8,521,789

		18,540,184

Transportation 0.3%
Kuehne & Nagel International AG - Reg’d	42,400	6,780,314

		147,953,247

Taiwan 1.2%

Capital Goods 0.4%
Airtac International Group *	538,000	4,189,256
Yungtay Engineering Co., Ltd.	1,685,000	3,150,152

		7,339,408

Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	149,000	2,187,019

Materials 0.2%
Taiwan Hon Chuan Enterprise Co., Ltd.	1,086,000	3,180,048

Semiconductors & Semiconductor Equipment 0.0%
Powertech Technology, Inc.	164,000	596,604

Technology Hardware & Equipment 0.5%
Catcher Technology Co., Ltd.	62,000	390,205
HTC Corp.	45,000	2,048,251
Largan Precision Co., Ltd.	106,000	3,369,444
TPK Holding Co Ltd. *	22,000	658,607
Wistron NeWeb Corp.	1,077,000	4,146,494

		10,613,001

		23,916,080

Thailand 0.1%

Banks 0.1%
Kasikornbank Public Co., Ltd.	317,500	1,385,548

Energy 0.0%
Banpu Public Co., Ltd. - Reg’d	9,800	245,269

Health Care Equipment & Services 0.0%
Bangkok Dusit Medical Services PCL	192,300	336,606

		1,967,423

Turkey 0.2%

Automobiles & Components 0.0%
Tofas Turk Otomobil Fabrikasi A/S	131,273	754,719

Banks 0.1%
Turkiye Halk Bankasi A/S	131,688	1,141,462

Consumer Durables & Apparel 0.1%
Turkiye Sise ve Cam Fabrikalari A/S *	1,084,782	2,661,700

		4,557,881

United Kingdom 18.3%

Capital Goods 4.4%
Ashtead Group plc	2,756,872	9,333,832
BAE Systems plc	398,400	2,186,940
Bodycote plc	675,095	4,398,337
Chemring Group plc	88,130	988,523
Cobham plc	1,338,385	5,112,295
IMI plc	218,634	4,001,192
Interserve plc	695,524	3,264,569
Meggitt plc	137,232	825,687
Rolls-Royce Group plc *	251,024	2,699,783
Rolls-Royce Group plc, C Shares (b)(c)*	24,098,304	40,253
Rotork plc	476,521	13,693,166
Spirax-Sarco Engineering plc	230,945	7,764,854
The Weir Group plc	582,689	18,767,756
Ultra Electronics Holdings plc	363,091	10,480,129

28 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Wolseley plc	115,000	4,177,264

		87,734,580

Commercial & Professional Supplies 1.5%
Aggreko plc	97,909	2,929,199
Babcock International Group plc	191,096	2,047,038
De La Rue plc	703,812	9,316,727
G4S plc	1,960,900	9,055,877
Michael Page International plc	65,495	606,201
RPS Group plc	169,672	647,596
Serco Group plc	423,957	4,009,971

		28,612,609

Consumer Durables & Apparel 0.3%
Bellway plc	244,265	2,892,122
Burberry Group plc	36,100	783,335
Persimmon plc	28,200	228,125
The Berkeley Group Holdings plc *	74,483	1,321,455

		5,225,037

Consumer Services 0.2%
Greene King plc	344,905	2,826,412
Restaurant Group plc	72,302	405,608
Whitbread plc	59,034	1,659,650

		4,891,670

Diversified Financials 0.5%
Aberdeen Asset Management plc	1,457,480	5,597,245
Ashmore Group plc	60,466	377,799
Hargreaves Lansdown plc	39,821	429,020
IG Group Holdings plc	127,916	1,000,747
Jupiter Fund Management Plc	93,994	480,024
Schroders plc	74,932	2,380,735

		10,265,570

Energy 1.6%
Afren plc *	1,740,731	4,662,652
AMEC plc	118,669	2,382,295
BG Group plc	138,699	3,571,720
Cairn Energy plc *	60,255	455,871
Chariot Oil & Gas Ltd. *	394,191	1,513,754
Enquest plc *	295,564	690,140
John Wood Group plc	848,433	9,844,603
Petrofac Ltd.	140,915	3,562,411
Premier Oil plc *	105,044	3,530,558
Tullow Oil plc	52,969	1,270,896

		31,484,900

Food & Staples Retailing 0.0%
J Sainsbury plc	70,025	407,883
Tesco plc	82,000	552,836

		960,719

Food, Beverage & Tobacco 1.3%
British American Tobacco plc ADR	76,850	6,778,170
Britvic plc	112,223	768,562
Diageo plc	732,785	14,907,260
Diageo plc ADR	42,525	3,460,259

		25,914,251

Insurance 0.3%
Admiral Group plc	53,855	1,523,600
Amlin plc	189,796	1,327,519
Lancashire Holdings Ltd.	94,109	1,017,138
Legal & General Group plc	627,495	1,290,635
St. James’s Place plc	20,399	121,024
Willis Group Holdings plc	22,300	921,436

		6,201,352

Materials 3.7%
Antofagasta plc	105,571	2,427,979
BHP Billiton plc	152,386	6,442,883
Croda International plc	759,565	23,865,319
Johnson Matthey plc	87,012	2,914,765
Rexam plc	2,080,232	13,595,375
Rio Tinto plc ADR	170,750	12,500,608
Victrex plc	294,066	7,227,423
Xstrata plc	146,865	3,766,958

		72,741,310

Media 0.6%
ITV plc *	256,300	326,394
Reed Elsevier plc	766,900	6,794,175
Rightmove plc	220,660	3,906,942

		11,027,511

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Abcam plc	167,439	1,101,247
GlaxoSmithKline plc	271,200	5,924,373
Shire plc	19,500	605,134

		7,630,754

Real Estate 0.1%
Shaftesbury plc	237,511	2,041,514

Retailing 0.8%
ASOS plc *	152,578	5,904,286
Carphone Warehouse Group plc *	208,546	1,385,541
Dunelm Group plc	103,193	786,690
Next plc	55,695	2,086,738
Ocado Group plc *	162,216	615,137
Signet Jewelers Ltd. *	94,300	4,125,625

		14,904,017

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	139,871	1,449,696

Software & Services 0.1%
Aveva Group plc	29,804	798,111
Telecity Group plc *	80,249	706,351

		1,504,462

Technology Hardware & Equipment 1.9%
Diploma plc	749,601	4,607,713
Halma plc	1,036,472	6,473,201
Imagination Technologies Group plc *	282,978	2,368,520
Laird plc	1,849,102	4,342,638
Spectris plc	646,302	16,015,767
TT electronics plc	1,164,116	3,470,899

		37,278,738

Telecommunication Services 0.3%
Vodafone Group plc	2,157,287	6,236,287

See financial notes 29

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.2%
Centrica plc	837,720	4,498,896

		360,603,873

United States 0.3%

Food, Beverage & Tobacco 0.1%
Bunge Ltd.	31,150	2,349,956

Household & Personal Products 0.1%
Herbalife Ltd.	7,200	646,416

Insurance 0.1%
PartnerRe Ltd.	27,375	2,199,855

		5,196,227

Total Common Stock
(Cost $1,413,644,938)		1,887,447,537

Preferred Stock 0.1% of net assets

Germany 0.1%
Hugo Boss AG	11,100	1,100,793

Total Preferred Stock
(Cost $792,935)		1,100,793

Other Investment Companies 4.1% of net assets

Equity Funds 0.1%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Index ETF	1,220,300	2,105,523

Money Fund 4.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	79,011,647	79,011,647

Total Other Investment Companies
(Cost $81,079,819)		81,117,170

Security	Face Amount	Value
Rate, Maturity Date	Local Currency	($)

Corporate Bond 0.0% of net assets

Brazil 0.0%
Lupatech S.A.
6.50%, 04/15/18 (b)(c)	226,000	147,229

Total Corporate Bond
(Cost $117,663)		147,229

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.2% of net assets

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.09%, 06/16/11 (a)	3,425,000	3,424,636

Total Short-Term Investment
(Cost $3,424,628)		3,424,636

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $1,532,016,878 and the unrealized appreciation and depreciation were $460,672,747 and ($19,452,260), respectively, with a net unrealized appreciation of $441,220,487.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $1,421,238,740 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $187,482 or 0.0% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
Reg’d —	Registered

In addition to the above the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/17/11	440	38,011,600	2,124,430
S&P 500 Index, e-mini, Long, expires 06/17/11	295	20,055,575	724,446

Net unrealized gains			2,848,876

30 See financial notes

 Laudus International MarketMasters Fund

Portfolio Holdings (Unaudited) continued

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Gains /
Expiration		to be	to be	to be	to be	(Losses)
Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Contracts

06/15/2011	Northern Trust Co.	CHF	1,327,000	USD	1,534,501	66,970
06/13/2011	Deutsche Bank AG	EUR	22,025,000	USD	32,585,765	841,243
06/13/2011	Deutsche Bank AG	EUR	3,003,000	USD	4,442,908	201,666
06/17/2011	Morgan Stanley	GBP	3,792,000	USD	6,330,415	175,297
05/06/2011	State Street Bank & Trust Co.	JPY	28,356,786	USD	349,587	2,923
05/06/2011	State Street Bank & Trust Co.	JPY	1,024,990	USD	12,636	177
05/09/2011	State Street Bank & Trust Co.	JPY	340,230	USD	4,194	15
05/09/2011	State Street Bank & Trust Co.	JPY	52,542,536	USD	647,762	2,276
06/14/2011	Bank of New York Mellon Corp.	JPY	2,352,025,000	USD	29,001,208	1,317,037
07/29/2011	State Street Bank & Trust Co.	USD	17,992,288	AUD	16,597,000	(351,004)
08/12/2011	State Street Bank & Trust Co.	USD	1,309,352	AUD	1,210,000	(258,103)
09/12/2011	State Street Bank & Trust Co.	USD	738,262	AUD	685,000	(136,715)
09/16/2011	State Street Bank & Trust Co.	USD	791,739	AUD	735,000	(129,577)
09/16/2011	State Street Bank & Trust Co.	USD	1,242,006	AUD	1,153,000	(153,920)
09/21/2011	State Street Bank & Trust Co.	USD	1,948,460	AUD	1,810,000	(4,484)
09/21/2011	State Street Bank & Trust Co.	USD	1,054,967	AUD	980,000	(129,269)
09/21/2011	State Street Bank & Trust Co.	USD	1,415,594	AUD	1,315,000	(155,101)
09/21/2011	State Street Bank & Trust Co.	USD	1,076,497	AUD	1,000,000	(97,747)
09/21/2011	State Street Bank & Trust Co.	USD	915,023	AUD	850,000	(84,403)
06/16/2011	State Street Bank & Trust Co.	USD	2,976,353	CAD	2,819,000	(107,521)
06/06/2011	State Street Bank & Trust Co.	USD	2,370,424	CHF	2,050,000	(576,271)
06/15/2011	State Street Bank & Trust Co.	USD	578,184	CHF	500,000	(70,302)
06/15/2011	State Street Bank & Trust Co.	USD	5,874,352	CHF	5,080,000	(591,655)
06/15/2011	State Street Bank & Trust Co.	USD	9,620,986	CHF	8,320,000	(920,605)
06/15/2011	Northern Trust Co.	USD	4,659,009	CHF	4,029,000	(387,244)
06/15/2011	Northern Trust Co.	USD	544,650	CHF	471,000	(37,205)
06/15/2011	State Street Bank & Trust Co.	USD	7,019,157	CHF	6,070,000	(472,141)
07/06/2011	State Street Bank & Trust Co.	USD	4,452,582	CHF	3,850,000	(807,094)
07/19/2011	State Street Bank & Trust Co.	USD	4,660,972	CHF	4,030,000	(772,474)
08/03/2011	State Street Bank & Trust Co.	USD	4,163,871	CHF	3,600,000	(700,935)
03/21/2012	State Street Bank & Trust Co.	USD	13,072,677	CHF	11,300,000	(33,408)
06/13/2011	Deutsche Bank AG	USD	37,028,673	EUR	25,028,000	(2,514,811)
06/14/2011	State Street Bank & Trust Co.	USD	7,848,482	EUR	5,305,000	(206,735)
06/14/2011	State Street Bank & Trust Co.	USD	8,142,892	EUR	5,504,000	(142,047)
03/21/2012	State Street Bank & Trust Co.	USD	16,114,267	EUR	11,000,000	(408,423)
06/17/2011	Morgan Stanley	USD	39,575,109	GBP	23,706,000	(1,581,028)
05/06/2011	State Street Bank & Trust Co.	USD	10,971	JPY	889,872	(154)
05/06/2011	State Street Bank & Trust Co.	USD	11,387	JPY	923,643	(160)
05/06/2011	State Street Bank & Trust Co.	USD	10,077	JPY	817,398	(141)
05/09/2011	State Street Bank & Trust Co.	USD	72,163	JPY	5,853,417	(516)
05/09/2011	State Street Bank & Trust Co.	USD	5,059	JPY	410,322	(18)
05/09/2011	State Street Bank & Trust Co.	USD	25,189	JPY	2,043,155	(89)
05/09/2011	State Street Bank & Trust Co.	USD	175,862	JPY	14,264,897	(618)
05/09/2011	State Street Bank & Trust Co.	USD	51,928	JPY	4,212,095	(182)
05/09/2011	State Street Bank & Trust Co.	USD	31,768	JPY	2,576,808	(112)
06/14/2011	Bank of New York Mellon Corp.	USD	29,001,208	JPY	2,352,025,000	(643,399)
07/01/2011	State Street Bank & Trust Co.	USD	1,183,818	JPY	96,000,000	(91,928)
07/20/2011	State Street Bank & Trust Co.	USD	4,069,842	JPY	330,000,000	(271,543)
08/03/2011	State Street Bank & Trust Co.	USD	3,823,523	JPY	310,000,000	(226,526)
08/15/2011	State Street Bank & Trust Co.	USD	4,921,708	JPY	399,000,000	(224,827)
09/07/2011	State Street Bank & Trust Co.	USD	8,031,807	JPY	651,000,000	(267,480)
09/16/2011	State Street Bank & Trust Co.	USD	2,874,903	JPY	233,000,000	(25,865)
09/21/2011	State Street Bank & Trust Co.	USD	6,663,163	JPY	540,000,000	36,090
09/21/2011	State Street Bank & Trust Co.	USD	2,665,265	JPY	216,000,000	(30,798)
09/21/2011	State Street Bank & Trust Co.	USD	7,255,445	JPY	588,000,000	(53,005)
09/21/2011	State Street Bank & Trust Co.	USD	2,961,406	JPY	240,000,000	86,020
12/21/2011	State Street Bank & Trust Co.	USD	620,004	SEK	3,800,000	2,539
12/21/2011	State Street Bank & Trust Co.	USD	2,209,334	SEK	13,541,000	(130,070)
12/21/2011	State Street Bank & Trust Co.	USD	554,740	SEK	3,400,000	(25,351)

Net unrealized losses on Forward Foreign Currency Contracts						(11,090,751)

See financial notes 31

 Laudus International MarketMasters Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $1,499,059,983)		$1,973,237,365
Foreign currency, at value (cost $1,690,573)		1,710,589
Receivables:
Investments sold		28,866,435
Dividends		6,950,574
Fund shares sold		2,902,414
Foreign tax reclaims		929,992
Due from broker for futures		268,800
Interest		12,899
Unrealized gains on forward foreign currency contracts		2,732,253
Prepaid expenses	+	228,178

Total assets		2,017,839,499

Liabilities

Payables:
Investments bought		24,654,677
Investment adviser and administrator fees		206,310
Shareholder service fees		431,507
Fund shares redeemed		3,428,056
Foreign capital gains tax		135,655
Unrealized losses on forward foreign currency contracts	+	13,823,004

Total liabilities		42,679,209

Net Assets

Total assets		2,017,839,499
Total liabilities	−	42,679,209

Net assets		$1,975,160,290

Net Assets by Source
Capital received from investors		1,914,421,703
Distributions in excess of net investment income		(2,458,230)
Net realized capital losses		(402,801,153)
Net unrealized capital gains		465,997,970

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$852,874,141		41,047,137		$20.78
Select Shares	$1,122,286,149		54,019,686		$20.78

32 See financial notes

 Laudus International MarketMasters Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $1,307,906)		$17,662,719
Interest (net of foreign withholding taxes of $2,194)	+	92,655

Total investment income		17,755,374

Expenses

Investment adviser and administrator fees		11,782,467
Shareholder service fees:
Investor Shares		995,077
Select Shares		580,054
Custodian fees		508,074
Transfer agent fees		106,407
Portfolio accounting fees		69,864
Shareholder reports		46,251
Professional fees		39,280
Registration fees		33,013
Trustees’ fees		8,989
Interest expense		759
Other expenses	+	27,247

Total expenses		14,197,482
Expense reduction by CSIM and its affiliates	−	115,247
Payment for state filing fees (see financial note 12)	−	21,784
Custody credits	−	39

Net expenses	−	14,060,412

Net investment income		3,694,962

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax of $169,318)		109,920,753
Net realized gains on futures contracts		11,603,653
Net realized losses on foreign currency transactions	+	(2,145,138)

Net realized gains		119,379,268
Net unrealized gains on investments (net of foreign capital gain tax of $166,624)		141,633,813
Net unrealized losses on futures contracts		(1,483,245)
Net unrealized losses on foreign currency translations	+	(6,760,120)

Net unrealized gains	+	133,390,448

Net realized and unrealized gains		252,769,716

Increase in net assets resulting from operations		$256,464,678

See financial notes 33

 Laudus International MarketMasters Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$3,694,962	$9,689,033
Net realized gains		119,379,268	128,801,583
Net unrealized gains	+	133,390,448	205,379,360

Increase in net assets from operations		256,464,678	343,869,976

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(9,898,208)	(10,988,186)
Select Shares	+	(12,886,046)	(8,268,447)

Total distributions from net investment income		($22,784,254)	($19,256,633)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		3,047,443	$58,753,040	8,143,298	$137,057,352
Select Shares	+	8,359,409	160,876,760	19,260,215	332,599,745

Total shares sold		11,406,852	$219,629,800	27,403,513	$469,657,097

Shares Reinvested
Investor Shares		484,093	$9,134,831	559,839	$8,767,079
Select Shares	+	489,574	9,233,362	363,514	5,692,624

Total shares reinvested		973,667	$18,368,193	923,353	$14,459,703

Shares Redeemed
Investor Shares		(8,689,119)	($168,711,637)	(24,384,156)	($412,672,886)
Select Shares	+	(6,416,793)	(124,517,195)	(9,864,402)	(159,927,165)

Total shares redeemed		(15,105,912)	($293,228,832)	(34,248,558)	($572,600,051)

Net transactions in fund shares		(2,725,393)	($55,230,839)	(5,921,692)	($88,483,251)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		97,792,216	$1,796,710,705	103,713,908	$1,560,580,613
Total increase or decrease	+	(2,725,393)	178,449,585	(5,921,692)	236,130,092

End of period		95,066,823	$1,975,160,290	97,792,216	$1,796,710,705

(Distributions in excess of net investment income)/Net investment income not yet distributed			($2,458,230)		$16,631,062

34 See financial notes

 Laudus MarketMasters Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Laudus Small-Cap MarketMasters Fund	Schwab Health Care Fund
Laudus International MarketMasters Fund	Schwab International Core Equity Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Fund
Schwab Small-Cap Index Fund	Schwab Target 2015 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2020 Fund
Schwab International Index Fund	Schwab Target 2025 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

Each of the Laudus MarketMasters Funds offers two share classes: Investor Shares and Select Shares®. Shares of each class represent an interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold (subject to a redemption fee, see financial note 10) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have

 35

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

36

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Laudus Small-Cap MarketMasters Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$325,244,137	$—	$—	$325,244,137
Foreign Common Stock(a)	1,685,980	—	—	1,685,980
Other Investment Company(a)	14,373,215	—	—	14,373,215
Short-Term Investment(a)	—	949,899	—	949,899

Total	$341,303,332	$949,899	$—	$342,253,231

Other Financial Instruments
Futures Contract*	$965,650	$—	$—	$965,650

Laudus International MarketMasters Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$480,793,256	$—	$480,793,256
Australia(a)	—	52,270,730	—	52,270,730
Materials	17,258,889	27,406,931	—	44,665,820
Brazil(a)	29,175,841	—	—	29,175,841
Canada(a)	133,890,142	—	—	133,890,142
Chile(a)	1,276,307	—	—	1,276,307
China(a)	—	34,986,444	—	34,986,444
Commercial & Professional Supplies	1,775,611	—	—	1,775,611
Media	2,274,732	—	—	2,274,732
Semiconductors & Semiconductor Equipment	7,451,223	—	—	7,451,223
Software & Services	1,328,013	4,640,572	—	5,968,585
Technology Hardware & Equipment	348,086	350,973	—	699,059
Denmark(a)	—	13,996,943	—	13,996,943
Consumer Durables & Apparel	771,420	—	—	771,420
Software & Services	511,009	—	—	511,009
France(a)	—	105,665,639	—	105,665,639
Capital Goods	7,968,733	19,347,901	—	27,316,634
Commercial & Professional Supplies	511,752	3,698,136	—	4,209,888
Pharmaceuticals, Biotechnology & Life Sciences	3,491,697	4,257,293	—	7,748,990

 37

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Germany(a)	$—	$36,950,034	$—	$36,950,034
Automobiles & Components	5,447,595	7,870,633	—	13,318,228
Capital Goods	5,794,671	29,481,688	—	35,276,359
Materials	7,902,180	22,762,806	—	30,664,986
Media	5,751,430	1,074,461	—	6,825,891
Retailing	6,343,233	—	—	6,343,233
Software & Services	15,300,586	1,287,651	—	16,588,237
Hong Kong(a)	—	43,613,882	—	43,613,882
Household & Personal Products	405,015	—	—	405,015
Ireland(a)	—	13,428,811	—	13,428,811
Capital Goods	9,950,510	—	—	9,950,510
Food, Beverage & Tobacco	4,321,611	—	—	4,321,611
Israel(a)	—	2,334,833	—	2,334,833
Pharmaceuticals, Biotechnology & Life Sciences	2,220,923	—	—	2,220,923
Semiconductors & Semiconductor Equipment	4,187,650	—	—	4,187,650
Software & Services	1,487,779	—	—	1,487,779
Technology Hardware & Equipment	320,500	—	—	320,500
Luxembourg
Energy	8,984,751	1,754,249	—	10,739,000
Materials	334,287	5,635,769	—	5,970,056
Mexico(a)	15,805,408	—	—	15,805,408
Netherlands(a)	—	7,621,218	—	7,621,218
Capital Goods	547,290	17,997,745	—	18,545,035
Energy	16,839,347	4,985,527	—	21,824,874
Food, Beverage & Tobacco	1,447,050	6,305,494	—	7,752,544
Semiconductors & Semiconductor Equipment	1,266,962	—	—	1,266,962
Norway(a)	—	16,392,581	—	16,392,581
Materials	834,250	—	—	834,250
Peru(a)	1,650,782	—	—	1,650,782
Spain(a)	—	10,623,704	—	10,623,704
Banks	13,818,805	—	—	13,818,805
Sweden(a)	—	30,076,195	—	30,076,195
Health Care Equipment & Services	1,202,518	—	—	1,202,518
Switzerland(a)	—	79,444,565	—	79,444,565
Consumer Services	611,178	—	—	611,178
Energy	27,746,864	—	—	27,746,864
Food, Beverage & Tobacco	12,907,246	8,703,210	—	21,610,456
Pharmaceuticals, Biotechnology & Life Sciences	3,536,887	15,003,297	—	18,540,184
Taiwan(a)	—	16,576,672	—	16,576,672
Capital Goods	4,189,256	3,150,152	—	7,339,408

38

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Thailand(a)	$—	$1,630,817	$—	$1,630,817
Health Care Equipment & Services	336,606	—	—	336,606
United Kingdom(a)	—	67,109,055	—	67,109,055
Capital Goods	13,744,698	73,949,629	40,253	87,734,580
Commercial & Professional Supplies	9,964,323	18,648,286	—	28,612,609
Food, Beverage & Tobacco	10,238,429	15,675,822	—	25,914,251
Insurance	921,436	5,279,916	—	6,201,352
Materials	12,500,608	60,240,702	—	72,741,310
Media	3,906,942	7,120,569	—	11,027,511
Pharmaceuticals, Biotechnology & Life Sciences	1,101,247	6,529,507	—	7,630,754
Retailing	6,297,856	8,606,161	—	14,904,017
Semiconductors & Semiconductor Equipment	1,449,696	—	—	1,449,696
Technology Hardware & Equipment	12,421,250	24,857,488	—	37,278,738
United States(a)	5,196,227	—	—	5,196,227
Preferred Stock(a)	—	1,100,793	—	1,100,793
Other Investment Companies(a)	81,117,170	—	—	81,117,170
Short-Term Investment(a)	—	3,424,636	—	3,424,636
Corporate Bond(a)	—	—	147,229	147,229

Total	$548,386,507	$1,424,663,376	$187,482	$1,973,237,365

Other Financial Instruments
Futures Contracts*	$2,848,876	$—	$—	$2,848,876
Forward Foreign Currency Contracts*	2,732,253	—	—	2,732,253

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Contracts*	($13,823,004)	$—	$—	($13,823,004)

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
United Kingdom	$42,232	$—	$10	$260	($2,249)	$—	$—	$40,253
Corporate Bonds
Brazil	136,224	(159)	—	11,164	—	—	—	147,229

Total	$178,456	($159)	$10	$11,424	($2,249)	$—	$—	$187,482

*	Futures Contracts and Forward Foreign Currency Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

 39

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2011 are $12,108.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the Schedule of Investments and the Statements of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the funds could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

40

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 41

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

42

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Although CSIM monitors and seeks to coordinate the overall management of a fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, a fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if a fund had a single manager.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

	Laudus Small-Cap	Laudus International
% of Average Daily Net Assets	MarketMasters Fund	MarketMasters Fund

First $500 million	1.17%	1.29%
$500 million to $1 billion	1.13%	1.275%
Over $1 billion	1.07%	1.25%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% for Investor Shares and 0.20% for Select Shares. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% for Investor Shares and 0.20% for Select Shares of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Investor Shares	1.46%	1.65%
Select Shares	1.31%	1.47%

 43

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of April 30, 2011.

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Schwab Target Funds:
Schwab Target 2010 Fund	0.3%	0.1%
Schwab Target 2015 Fund	0.3%	0.1%
Schwab Target 2020 Fund	2.2%	0.8%
Schwab Target 2025 Fund	0.8%	0.3%
Schwab Target 2030 Fund	4.2%	1.3%
Schwab Target 2035 Fund	0.8%	0.3%
Schwab Target 2040 Fund	4.3%	1.3%
Schwab Monthly Income Funds:
Schwab Monthly Income Fund - Moderate Payout	—%	0.1%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.1%

Schwab Balanced Fund	3.3%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Laudus Small-Cap MarketMasters Fund	$—
Laudus International MarketMasters Fund	320,591

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

44

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Small-Cap MarketMasters Fund	$150,341,339	$263,832,504
Laudus International MarketMasters Fund	792,185,371	863,139,139

9. Disclosures about Derivative Instruments and Hedging Activities:

During the period ended April 30, 2011, the funds invested in equity index futures contracts and the Laudus International MarketMasters Fund also invested in forward foreign currency exchange contracts. The fair value, variation margin and the realized/unrealized gains (losses) on derivatives contracts held by the funds are presented on the face of each fund’s Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations. Investments in forward foreign currency contracts subject the Laudus International MarketMasters Fund to foreign currency risk and risk of default by the counterparty. Refer to Financial Note 2(b) for the funds’ accounting policies with respect to derivatives contracts and Financial Note 3 for additional disclosures concerning the risks of investing in derivatives contracts.

The funds invested in futures contracts to gain market exposure while still keeping a small portion of assets in cash for business operations. The Laudus International MarketMasters Fund invested in forward foreign currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates.

During the period ending April 30, 2011, the monthly average contract value of futures contracts and the monthly average number of contracts held by the funds were as follows:

	Contract Values	Number of Contracts

Laudus Small-Cap MarketMasters Fund	$16,426,233	205
Laudus International MarketMasters Fund	54,311,092	735

During the period ended April 30, 2011, the monthly average notional amount and the monthly average unrealized gains (losses) on the Laudus International MarketMasters Fund’s investment in forward foreign currency exchange contracts were $180,582,879 and ($5,099,469), respectively.

As of April 30, 2011, the derivatives contracts held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, was:

Asset Derivatives	Fair Value

Equity Index - Futures Contracts[1]	$2,848,876
Foreign Exchange - Forward Contracts[2]	2,732,253

Total	$5,581,129

Liability Derivatives	Fair Value

Foreign Exchange - Forward Contracts[3]	$13,823,004

[1]	Includes cumulative unrealized losses of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
[2]	Statement of Assets & Liabilities location: Unrealized gains on forward foreign currency contracts.
[3]	Statement of Assets & Liabilities location: Unrealized losses on forward foreign currency contracts.

 45

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

9. Disclosures about Derivative Instruments and Hedging Activities (continued):

During the period ending April 30, 2011, the derivatives held by the Laudus International MarketMasters Fund, categorized by primary risk exposure, was:

	Equity Index	Foreign Exchange –
	Futures Contracts	Forward Contracts

Realized Gain (Losses)[1]	$11,603,653	(2,068,576)
Change in Unrealized Gains (Losses)[2]	(1,483,245)	(6,841,358)

[1]	Statement of Operations location: Net realized gains on futures contracts and net realized gains on foreign currency transactions.
[2]	Statement of Operations location: Net unrealized gains on futures contracts and net unrealized losses on foreign currency translations.

10. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Laudus Small-Cap MarketMasters Fund	$1,503	$4,162
Laudus International MarketMasters Fund	16,714	6,103

11. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Laudus Small-Cap	Laudus International
Expiration Date	MarketMasters Fund	MarketMasters Fund

October 31, 2016	$59,045,872	$115,728,788
October 31, 2017	59,667,102	366,649,297

Total	$118,712,974	$482,378,085

As of October 31, 2010, the funds had capital losses utilized as follows:

	Laudus Small-Cap	Laudus International
	MarketMasters Fund	MarketMasters Fund

Capital losses utilized	$37,136,616	$107,188,613

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs

46

 Laudus MarketMasters Funds

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

12. Other:

During the year, the funds received a payment related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds’ shares in prior periods in certain states. This payment is presented in the funds’ Statement of Operations as “Payment for state filing fees’’.

13. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 47

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

48

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 49

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

50

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 51

Notes

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.laudusfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Laudus Funds at 1-800-447-3332.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.laudusfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Laudus Fundstm

Laudus Growth Investors
Laudus Growth Investors U.S. Large Cap Growth Fund

Laudus MarketMasters Fundstm
Laudus International MarketMasters Fundtm
Laudus Small-Cap MarketMasters Fundtm

Laudus Mondrian Fundstm
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian Global Equity Fund
Laudus Mondrian International Fixed Income Fund

Laudus Mondrian Institutional Fundstm
Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Funds includes the Laudus Growth Investors U.S. Large Cap Growth Fund and the Laudus Mondrian Funds, which are part of the Laudus Trust and Laudus Institutional Trust and distributed by ALPS Distributors Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. and ALPS Distributors Inc. are unaffiliated entities.

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Laudus MarketMasters Funds
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

© 2011 Charles Schwab & Co., Inc. All rights reserved. Member SIPC®. Printed on recycled paper.	MFR13563-14

COMMAND PERFORMANCETM

Semiannual report dated April 30, 2011 enclosed.

Schwab MarketTrack Portfolios ®

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

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This wrapper is not part of the shareholder report.

Schwab MarketTrack Portfolios ®

Semiannual Report
April 30, 2011

Schwab MarketTrack
All Equity Portfoliotm

Schwab MarketTrack
Growth Portfoliotm

Schwab MarketTrack
Balanced Portfoliotm

Schwab MarketTrack
Conservative Portfoliotm

This page is intentionally left blank.

Four portfolios that combine the power of
indexing with the benefits of asset allocation.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab MarketTrack All Equity Portfoliotm (Ticker Symbol: SWEGX)	16.93%

All Equity Composite Index	16.26%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	page 6

Schwab MarketTrack Growth Portfoliotm

Investor Shares (Ticker Symbol: SWHGX)	13.49%
P Shares (Ticker Symbol: SWPGX)	13.59%
Growth Composite Index	13.08%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	page 7

Schwab MarketTrack Balanced Portfoliotm (Ticker Symbol: SWBGX)	9.90%

Balanced Composite Index	9.73%
Fund Category: Morningstar Moderate Allocation	10.27%

Performance Details	page 8

Schwab MarketTrack Conservative Portfoliotm (Ticker Symbol: SWCGX)	6.35%

Conservative Composite Index	6.43%
Fund Category: Morningstar Conservative Allocation	6.51%

Performance Details	page 9

Minimum Initial Investment[1]

Investor Shares	$ 100
P Shares	$100,000

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab MarketTrack Portfolios

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab MarketTrack Portfolios for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Portfolios 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab MarketTrack Portfolios. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab MarketTrack Portfolios

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab MarketTrack Portfolios 5

Schwab MarketTrack All Equity Portfolio™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab MarketTrack All Equity Portfoliotm (5/19/98)	16.93%	18.82%	2.93%	4.24%
All Equity Composite Index[3]	16.26%	18.96%	3.03%	4.49%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Portfolio Expense Ratios4: Net 0.64%; Gross 0.68%

 Statistics

Number of Holdings	4
Portfolio Turnover Rate[5]	7%

 Asset Class Weightings
 % of Investments

Equity Funds - Large-Cap	44.8%
Equity Funds - International	29.9%
Equity Funds - Small-Cap	25.0%
Short-Term Investments	0.3%
Total	100.0%

 Top Holdings % Net Assets6

Schwab S&P 500 Index Fund	44.8%
Schwab International Index Fund	29.9%
Schwab Small-Cap Index Fund	24.9%
Total	99.6%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The All Equity Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab MarketTrack Portfolios

Schwab MarketTrack Growth Portfolio™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years	Since Inception

Investor Shares (11/20/95)	13.49%	15.68%	3.38%	4.31%	6.75%
P Shares (4/6/06)	13.59%	15.86%	3.52%	n/a	3.57%
Growth Composite Index[3]	13.08%	16.14%	3.84%	4.74%	(11/20/95) 7.11% (4/6/06) 3.90%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%	(11/20/95) 7.37% (4/6/06) 2.91%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.74%	(11/20/95) 6.13% (4/6/06) 6.17%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%	(11/20/95) 7.16% (4/6/06) 2.51%

Portfolio Expense Ratios4: Investor Shares: Net 0.70%; Gross 0.72% / P Shares: Net 0.55%; Gross 0.57%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	5%

 Asset Class Weightings
 % of Investments

Equity Funds - Large-Cap	40.1%
Equity Funds - International	20.3%
Equity Funds - Small-Cap	20.0%
Fixed-Income Fund - Intermediate-Term Bond	14.7%
Money Market Fund	3.2%
Short-Term Investments	1.7%
Total	100.0%

 Top Holdings % Net Assets6

Schwab S&P 500 Index Fund	40.1%
Schwab International Index Fund	20.3%
Schwab Small-Cap Index Fund	20.0%
Schwab Total Bond Market Fund	14.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares	3.2%
Total	98.3%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Portfolios 7

Schwab MarketTrack Balanced Portfolio™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Portfolio Class and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab MarketTrack Balanced Portfoliotm (11/20/95)	9.90%	12.92%	3.49%	4.35%
Balanced Composite Index[3]	9.73%	13.54%	4.63%	5.13%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.74%
Fund Category: Morningstar Moderate Allocation	10.27%	13.36%	3.96%	4.44%

Portfolio Expense Ratios4: Net 0.78%; Gross 0.80%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	7%

 Asset Class Weightings
 % of Investments

Fixed-Income Fund - Intermediate-Term Bond	34.6%
Equity Funds - Large-Cap	30.1%
Equity Funds - Small-Cap	15.2%
Equity Funds - International	15.2%
Money Market Fund	3.2%
Short-Term Investments	1.7%
Total	100.0%

 Top Holdings % Net Assets6

Schwab Total Bond Market Fund	34.6%
Schwab S&P 500 Index Fund	30.1%
Schwab Small-Cap Index Fund	15.2%
Schwab International Index Fund	15.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares	3.2%
Total	98.2%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Balanced Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index, 35% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.28%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative Portfolio™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab MarketTrack Conservative Portfoliotm (11/20/95)	6.35%	10.12%	3.54%	4.29%
Conservative Composite Index[3]	6.43%	10.83%	5.27%	5.40%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.74%
Fund Category: Morningstar Conservative Allocation	6.51%	10.54%	4.38%	4.56%

Portfolio Expense Ratios4: Net 0.87%; Gross 0.93%

 Statistics

Number of Holdings	6
Portfolio Turnover Rate[5]	8%

 Asset Class Weightings
 % of Investments

Fixed-Income Fund - Intermediate-Term Bond	54.7%
Equity Funds - Large-Cap	20.2%
Equity Funds - International	10.2%
Equity Funds - Small-Cap	10.1%
Money Market Fund	3.6%
Short-Term Investments	1.2%
Total	100%

 Top Holdings % Net Assets6

Schwab Total Bond Market Fund	54.6%
Schwab S&P 500 Index Fund	20.2%
Schwab International Index Fund	10.2%
Schwab Small-Cap Index Fund	10.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares	3.6%
Total	98.7%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Conservative Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index, 55% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the Portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.37%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab MarketTrack Portfolios 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab MarketTrack All Equity Portfoliotm
Actual Return	0.50%	$1,000	$1,169.30	$2.69
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Growth Portfoliotm
Investor Shares
Actual Return	0.50%	$1,000	$1,134.90	$2.65
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51
P Shares
Actual Return	0.35%	$1,000	$1,135.90	$1.85
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab MarketTrack Balanced Portfoliotm
Actual Return	0.50%	$1,000	$1,099.00	$2.60
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

Schwab MarketTrack Conservative Portfoliotm
Actual Return	0.50%	$1,000	$1,063.50	$2.56
Hypothetical 5% Return	0.50%	$1,000	$1,022.32	$2.51

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

10 Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity Portfolio™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.30		9.82	9.44	15.58	13.63	11.55

Income (loss) from investment operations:
Net investment income (loss)	0.19		0.12	0.30	0.20	0.21	0.11
Net realized and unrealized gains (losses)	1.71		1.50	0.83	(6.11)	2.01	2.10

Total from investment operations	1.90		1.62	1.13	(5.91)	2.22	2.21
Less distributions:
Distributions from net investment income	(0.14)		(0.14)	(0.23)	(0.22)	(0.27)	(0.13)
Distributions from net realized gains	—		—	(0.52)	(0.01)	—	—

Total distributions	(0.14)		(0.14)	(0.75)	(0.23)	(0.27)	(0.13)

Net asset value at end of period	13.06		11.30	9.82	9.44	15.58	13.63

Total return (%)	16.93	[1]	16.62	13.54	(38.46)	16.55	19.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.53	[3]	0.54	0.67	0.73	0.72	0.74
Net investment income (loss)	3.17	[3]	1.14	3.46	1.46	1.24	0.89
Portfolio turnover rate	7	[1]	8	10	10	0 [4]	8
Net assets, end of period ($ x 1,000,000)	559		489	461	429	682	527

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 1%.

See financial notes 11

 Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Other Investment Companies	438,460,119	557,390,448
0.3%	Short-Term Investment	1,583,147	1,583,147

99.9%	Total Investments	440,043,266	558,973,595
0.1%	Other Assets and Liabilities, Net		472,060

100.0%	Total Net Assets		559,445,655

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.6% of net assets

Equity Funds 99.6%

International 29.9%
Schwab International Index Fund (a)	8,755,472	167,229,510

Large-Cap 44.8%
Schwab S&P 500 Index Fund (a)	11,747,838	250,581,380

Small-Cap 24.9%
Schwab Small-Cap Index Fund (a)	5,954,759	139,579,558

Total Other Investment Companies
(Cost $438,460,119)		557,390,448

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Citibank
0.03%, 05/02/11	1,583,147	1,583,147

Total Short-Term Investment
(Cost $1,583,147)		1,583,147

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $463,046,542 and the unrealized appreciation and depreciation were $95,927,053 and ($0), respectively, with a net unrealized appreciation of $95,927,053.

(a)	Issuer is affiliated with the fund’s adviser.

12 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $438,460,119)		$557,390,448
Investments in unaffiliated issuers, at value (cost $1,583,147)	+	1,583,147

Total investments, at value (cost $440,043,266)		558,973,595
Receivables:
Investments sold		500,000
Fund shares sold		422,886
Interest		3
Prepaid expenses	+	8,702

Total assets		559,905,186

Liabilities

Payables:
Investment adviser and administrator fees		9,693
Shareholder service fees		12,531
Fund shares redeemed		372,171
Accrued expenses	+	65,136

Total liabilities		459,531

Net Assets

Total assets		559,905,186
Total liabilities	−	459,531

Net assets		$559,445,655

Net Assets by Source
Capital received from investors		512,372,948
Net investment income not yet distributed		2,326,517
Net realized capital losses		(74,184,139)
Net unrealized capital gains		118,930,329

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$559,445,655		42,840,462		$13.06

 13

 Schwab MarketTrack All Equity Portfolio

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$9,549,078
Interest	+	300

Total investment income		9,549,378

Expenses

Investment adviser and administrator fees		598,458
Shareholder service fees		640,738
Shareholder reports		40,136
Professional fees		23,326
Transfer agent fees		17,894
Registration fees		13,118
Portfolio accounting fees		12,347
Custodian fees		5,655
Trustees’ fees		4,453
Other expenses	+	23,774

Total expenses		1,379,899
Expense reduction by CSIM and its affiliates	−	78,903

Net expenses	−	1,300,996

Net investment income		8,248,382

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		339,578
Net realized gains on sales of affiliated underlying funds		310,093
Net realized gains on unaffiliated investments	+	34

Net realized gains		649,705
Net unrealized gains on affiliated underlying funds	+	72,916,674

Net realized and unrealized gains		73,566,379

Increase in net assets resulting from operations		$81,814,761

14 See financial notes

 Schwab MarketTrack All Equity Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$8,248,382	$5,427,072
Net realized gains (losses)		649,705	(12,137,638)
Net unrealized gains	+	72,916,674	79,404,855

Increase in net assets from operations		81,814,761	72,694,289

Distributions to Shareholders

Distributions from net investment income		($6,002,656)	($6,503,913)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,600,484	$43,738,980	4,882,516	$51,641,399
Shares reinvested		477,260	5,679,401	582,150	6,141,683
Shares redeemed	+	(4,506,795)	(54,629,655)	(9,135,207)	(96,082,498)

Net transactions in fund shares		(429,051)	($5,211,274)	(3,670,541)	($38,299,416)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,269,513	$488,844,824	46,940,054	$460,953,864
Total increase or decrease	+	(429,051)	70,600,831	(3,670,541)	27,890,960

End of period		42,840,462	$559,445,655	43,269,513	$488,844,824

Net investment income not yet distributed			$2,326,517		$80,791

See financial notes 15

Schwab MarketTrack Growth Portfolio™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
Investor Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.35		14.51	13.71	21.09	19.16	16.81

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.19	0.39	0.37	0.40	0.30
Net realized and unrealized gains (losses)	1.95		1.95	1.25	(6.94)	2.16	2.33

Total from investment operations	2.19		2.14	1.64	(6.57)	2.56	2.63
Less distributions:
Distributions from net investment income	(0.25)		(0.30)	(0.40)	(0.41)	(0.46)	(0.28)
Distributions from net realized gains	—		—	(0.44)	(0.40)	(0.17)	—

Total distributions	(0.25)		(0.30)	(0.84)	(0.81)	(0.63)	(0.28)

Net asset value at end of period	18.29		16.35	14.51	13.71	21.09	19.16

Total return (%)	13.49	[1]	14.86	12.95	(32.27)	13.69	15.83

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.52	0.66	0.71	0.70	0.71
Net investment income (loss)	2.83	[3]	1.25	3.03	1.99	1.94	1.74
Portfolio turnover rate	5	[1]	14	23	10	4	7
Net assets, end of period ($ x 1,000,000)	620		549	507	454	686	602

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	4/6/06[4]–
P Shares	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.35		14.51	13.72	21.10	19.18	18.32

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.21	0.43	0.37	0.42	0.10
Net realized and unrealized gains (losses)	1.95		1.94	1.22	(6.91)	2.16	0.76

Total from investment operations	2.20		2.15	1.65	(6.54)	2.58	0.86
Less distributions:
Distributions from net investment income	(0.27)		(0.31)	(0.42)	(0.44)	(0.49)	—
Distributions from net realized gains	—		—	(0.44)	(0.40)	(0.17)	—

Total distributions	(0.27)		(0.31)	(0.86)	(0.84)	(0.66)	—

Net asset value at end of period	18.28		16.35	14.51	13.72	21.10	19.18

Total return (%)	13.59	[1]	15.00	13.09	(32.14)	13.83	4.69	[1]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.35	[3]	0.35	0.35	0.35	0.35	0.35	[3]
Gross operating expenses[2]	0.37	[3]	0.37	0.51	0.56	0.55	0.56	[3]
Net investment income (loss)	2.84	[3]	1.43	3.31	2.10	2.07	0.95	[3]
Portfolio turnover rate	5	[1]	14	23	10	4	7	[1]
Net assets, end of period ($ x 1,000,000)	109		88	84	94	138	119

* Unaudited.

1 Not annualized.
2 The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
3 Annualized.
4 Commencement of operations.

16 See financial notes

 Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Other Investment Companies	522,337,871	716,504,834
1.7%	Short-Term Investment	12,664,295	12,664,295

100.0%	Total Investments	535,002,166	729,169,129
0.0%	Other Assets and Liabilities, Net		90,550

100.0%	Total Net Assets		729,259,679

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.3% of net assets

Equity Funds 80.4%

International 20.3%
Schwab International Index Fund (a)	7,752,723	148,077,009

Large-Cap 40.1%
Schwab S&P 500 Index Fund (a)	13,689,783	292,003,070

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	6,224,309	145,897,799

		585,977,878

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	11,633,506	107,493,599

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	23,033,357	23,033,357

Total Other Investment Companies
(Cost $522,337,871)		716,504,834

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
Citibank
0.03%, 05/02/11	12,664,295	12,664,295

Total Short-Term Investment
(Cost $12,664,295)		12,664,295

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $541,197,431 and the unrealized appreciation and depreciation were $187,971,698 and ($0), respectively, with a net unrealized appreciation of $187,971,698 .

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 17

 Schwab MarketTrack Growth Portfolio

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $522,337,871)		$716,504,834
Investments in unaffiliated issuers, at value (cost $12,664,295)	+	12,664,295

Total investments, at value (cost $535,002,166)		729,169,129
Receivables:
Fund shares sold		444,487
Dividends		253,131
Interest		21
Prepaid expenses	+	11,333

Total assets		729,878,101

Liabilities

Payables:
Investments bought		253,420
Investment adviser and administrator fees		12,922
Shareholder service fees		14,639
Fund shares redeemed		280,382
Accrued expenses	+	57,059

Total liabilities		618,422

Net Assets

Total assets		729,878,101
Total liabilities	−	618,422

Net assets		$729,259,679

Net Assets by Source
Capital received from investors		572,904,540
Distributions in excess of net investment income		(122,435)
Net realized capital losses		(37,689,389)
Net unrealized capital gains		194,166,963

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$619,945,668		33,896,732		$18.29
P Shares	$109,314,011		5,979,528		$18.28

18

 Schwab MarketTrack Growth Portfolio

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$11,210,444
Interest	+	1,608

Total investment income		11,212,052

Expenses

Investment adviser and administrator fees		779,640
Shareholder service fees:
Investor Shares		714,631
P Shares		50,204
Shareholder reports		33,740
Professional fees		25,577
Transfer agent fees		20,276
Portfolio accounting fees		13,920
Registration fees		12,688
Custodian fees		7,200
Trustees’ fees		4,984
Other expenses	+	29,965

Total expenses		1,692,825
Expense reduction by CSIM and its affiliates	−	73,261

Net expenses	−	1,619,564

Net investment income		9,592,488

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		356,861
Net realized gains on sales of affiliated underlying funds		2,968,350
Net realized gains on unaffiliated investments	+	698

Net realized gains		3,325,909
Net unrealized gains on affiliated underlying funds	+	73,679,097

Net realized and unrealized gains		77,005,006

Increase in net assets resulting from operations		$86,597,494

See financial notes 19

 Schwab MarketTrack Growth Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$9,592,488	$7,884,639
Net realized gains (losses)		3,325,909	(2,698,263)
Net unrealized gains	+	73,679,097	79,865,539

Increase in net assets from operations		86,597,494	85,051,915

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(8,214,913)	(10,262,889)
P Shares	+	(1,545,531)	(1,818,947)

Total distributions from net investment income		(9,760,444)	(12,081,836)

Total distributions		($9,760,444)	$—

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,641,643	$45,666,380	4,875,569	$75,097,555
P Shares		852,248	14,489,336	588,557	9,064,298

Total shares sold		3,493,891	$60,155,716	5,464,126	$84,161,853

Shares Reinvested
Investor Shares		462,317	$7,831,643	642,346	$9,802,192
P Shares	+	91,343	1,545,531	119,275	1,818,947

Total shares reinvested		553,660	$9,377,174	761,621	$11,621,139

Shares Redeemed
Investor Shares		(2,779,119)	($47,977,156)	(6,890,543)	($105,976,752)
P Shares	+	(372,066)	(6,427,004)	(1,063,878)	(16,337,229)

Total shares redeemed		(3,151,185)	($54,404,160)	(7,954,421)	($122,313,981)

Net transactions in fund shares		896,366	$15,128,730	(1,728,674)	($26,530,989)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,979,894	$637,293,899	40,708,568	$590,854,809
Total increase or decrease	+	896,366	91,965,780	(1,728,674)	46,439,090

End of period		39,876,260	$729,259,679	38,979,894	$637,293,899

(Distributions in excess of net investment income)/Net investment income not yet distributed			($122,435)		$45,521

20 See financial notes

Schwab MarketTrack Balanced Portfolio™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.96		13.54	12.74	18.13	17.04	15.46

Income (loss) from investment operations:
Net investment income (loss)	0.21		0.23	0.38	0.42	0.47	0.38
Net realized and unrealized gains (losses)	1.25		1.50	1.11	(5.06)	1.41	1.58

Total from investment operations	1.46		1.73	1.49	(4.64)	1.88	1.96
Less distributions:
Distributions from net investment income	(0.26)		(0.31)	(0.44)	(0.48)	(0.50)	(0.34)
Distributions from net realized gains	—		—	(0.25)	(0.27)	(0.29)	(0.04)

Total distributions	(0.26)		(0.31)	(0.69)	(0.75)	(0.79)	(0.38)

Net asset value at end of period	16.16		14.96	13.54	12.74	18.13	17.04

Total return (%)	9.90	[1]	12.92	12.41	(26.59)	11.38	12.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.52	[3]	0.52	0.66	0.72	0.72	0.73
Net investment income (loss)	2.74	[3]	1.59	3.09	2.57	2.65	2.35
Portfolio turnover rate	7	[1]	22	30	17	6	8
Net assets, end of period ($ x 1,000,000)	474		450	434	405	598	534

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

See financial notes 21

 Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.2%	Other Investment Companies	349,353,189	465,213,411
1.7%	Short-Term Investment	8,332,898	8,332,898

99.9%	Total Investments	357,686,087	473,546,309
0.1%	Other Assets and Liabilities, Net		316,076

100.0%	Total Net Assets		473,862,385

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.2% of net assets

Equity Funds 60.4%

International 15.1%
Schwab International Index Fund (a)	3,761,371	71,842,183

Large-Cap 30.1%
Schwab S&P 500 Index Fund (a)	6,690,947	142,717,891

Small-Cap 15.2%
Schwab Small-Cap Index Fund (a)	3,065,120	71,846,416

		286,406,490

Fixed-Income Fund 34.6%

Intermediate-Term Bond 34.6%
Schwab Total Bond Market Fund (a)	17,725,667	163,785,167

Money Market Fund 3.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	15,021,754	15,021,754

Total Other Investment Companies
(Cost $349,353,189)		465,213,411

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
Citibank
0.03%, 05/02/11	8,332,898	8,332,898

Total Short-Term Investment
(Cost $8,332,898)		8,332,898

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $367,268,158 and the unrealized appreciation and depreciation were $106,278,151 and ($0), respectively, with a net unrealized appreciation of $106,278,151.

(a)	Issuer is affiliated with the fund’s adviser.

22 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $349,353,189)		$465,213,411
Investments in unaffiliated issuers, at value (cost $8,332,898)	+	8,332,898

Total investments, at value (cost $357,686,087)		473,546,309
Receivables:
Investments sold		200,000
Dividends		390,527
Fund shares sold		319,189
Interest		14
Prepaid expenses	+	8,354

Total assets		474,464,393

Liabilities

Payables:
Investments bought		391,814
Investment adviser and administrator fees		8,293
Shareholder service fees		10,001
Fund shares redeemed		149,063
Accrued expenses	+	42,837

Total liabilities		602,008

Net Assets

Total assets		474,464,393
Total liabilities	−	602,008

Net assets		$473,862,385

Net Assets by Source
Capital received from investors		381,504,482
Net investment income not yet distributed		749,217
Net realized capital losses		(24,251,536)
Net unrealized capital gains		115,860,222

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$473,862,385		29,322,718		$16.16

 23

 Schwab MarketTrack Balanced Portfolio

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$7,394,414
Interest	+	1,234

Total investment income		7,395,648

Expenses

Investment adviser and administrator fees		525,774
Shareholder service fees		565,122
Professional fees		22,906
Shareholder reports		18,120
Portfolio accounting fees		12,124
Transfer agent fees		11,201
Registration fees		10,878
Custodian fees		5,876
Trustees’ fees		3,873
Other expenses	+	17,257

Total expenses		1,193,131
Expense reduction by CSIM and its affiliates	−	50,144

Net expenses	−	1,142,987

Net investment income		6,252,661

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		184,625
Net realized gains on sales of affiliated underlying funds		4,131,422
Net realized gains on unaffiliated investments	+	138

Net realized gains		4,316,185
Net unrealized gains on affiliated underlying funds	+	32,917,613

Net realized and unrealized gains		37,233,798

Increase in net assets resulting from operations		$43,486,459

24 See financial notes

 Schwab MarketTrack Balanced Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$6,252,661	$7,133,210
Net realized gains (losses)		4,316,185	(128,108)
Net unrealized gains	+	32,917,613	47,433,595

Increase in net assets from operations		43,486,459	54,438,697

Distributions to Shareholders

Distributions from net investment income		($7,870,626)	($9,784,254)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,226,209	$34,350,772	5,532,474	$78,152,749
Shares reinvested		488,528	7,420,735	663,279	9,246,104
Shares redeemed	+	(3,459,217)	(53,438,293)	(8,151,500)	(115,669,242)

Net transactions in fund shares		(744,480)	($11,666,786)	(1,955,747)	($28,270,389)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,067,198	$449,913,338	32,022,945	$433,529,284
Total increase or decrease	+	(744,480)	23,949,047	(1,955,747)	16,384,054

End of period		29,322,718	$473,862,385	30,067,198	$449,913,338

Net investment income not yet distributed			$749,217		$2,367,182

See financial notes 25

Schwab MarketTrack Conservative Portfolio™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.22		12.15	11.34	14.90	14.33	13.42

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.24	0.37	0.43	0.49	0.42
Net realized and unrealized gains (losses)	0.66		1.08	0.91	(3.40)	0.78	0.92

Total from investment operations	0.83		1.32	1.28	(2.97)	1.27	1.34
Less distributions:
Distributions from net investment income	(0.17)		(0.25)	(0.38)	(0.46)	(0.51)	(0.42)
Distributions from net realized gains	—		—	(0.09)	(0.13)	(0.19)	(0.01)

Total distributions	(0.17)		(0.25)	(0.47)	(0.59)	(0.70)	(0.43)

Net asset value at end of period	13.88		13.22	12.15	11.34	14.90	14.33

Total return (%)	6.35	[1]	10.98	11.72	(20.59)	9.12	10.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	[3]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.55	[3]	0.56	0.68	0.74	0.73	0.74
Net investment income (loss)	2.58	[3]	1.93	3.31	3.12	3.37	3.12
Portfolio turnover rate	8	[1]	25	25	16	4	11
Net assets, end of period ($ x 1,000,000)	202		194	181	182	252	232

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.

26 See financial notes

 Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	162,709,626	199,002,515
1.2%	Short-Term Investment	2,438,223	2,438,223

99.9%	Total Investments	165,147,849	201,440,738
0.1%	Other Assets and Liabilities, Net		204,561

100.0%	Total Net Assets		201,645,299

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 40.5%

International 10.2%
Schwab International Index Fund (a)	1,070,653	20,449,476

Large-Cap 20.2%
Schwab S&P 500 Index Fund (a)	1,906,717	40,670,266

Small-Cap 10.1%
Schwab Small-Cap Index Fund (a)	872,159	20,443,414

		81,563,156

Fixed-Income Fund 54.6%

Intermediate-Term Bond 54.6%
Schwab Total Bond Market Fund (a)	11,916,356	110,107,125

Money Market Fund 3.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	7,332,234	7,332,234

Total Other Investment Companies
(Cost $162,709,626)		199,002,515

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Citibank
0.03%, 05/02/11	2,438,223	2,438,223

Total Short-Term Investment
(Cost $2,438,223)		2,438,223

End of Investments.

At 04/30/11 the tax basis cost of the fund’s investments was $173,556,878 and the unrealized appreciation and depreciation were $27,883,860 and ($0), respectively, with a net unrealized appreciation of $27,883,860.

(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 27

 Schwab MarketTrack Conservative Portfolio

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $162,709,626)		$199,002,515
Investments in unaffiliated issuers, at value (cost $2,438,223)	+	2,438,223

Total investments, at value (cost $165,147,849)		201,440,738
Receivables:
Investments sold		100,000
Fund shares sold		362,534
Dividends		262,475
Interest		4
Prepaid expenses	+	3,514

Total assets		202,169,265

Liabilities

Payables:
Investments bought		263,442
Investment adviser and administrator fees		3,166
Shareholder service fees		5,042
Fund shares redeemed		214,835
Accrued expenses	+	37,481

Total liabilities		523,966

Net Assets

Total assets		202,169,265
Total liabilities	−	523,966

Net assets		$201,645,299

Net Assets by Source
Capital received from investors		184,506,208
Net investment income not yet distributed		179,181
Net realized capital losses		(19,332,979)
Net unrealized capital gains		36,292,889

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$201,645,299		14,526,219		$13.88

28

 Schwab MarketTrack Conservative Portfolio

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$2,995,955
Interest	+	343

Total investment income		2,996,298

Expenses

Investment adviser and administrator fees		223,479
Shareholder service fees		240,059
Professional fees		20,219
Registration fees		11,052
Portfolio accounting fees		9,437
Transfer agent fees		8,736
Shareholder reports		7,860
Custodian fees		3,417
Trustees’ fees		3,366
Other expenses	+	7,855

Total expenses		535,480
Expense reduction by CSIM and its affiliates	−	49,656

Net expenses	−	485,824

Net investment income		2,510,474

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		52,566
Net realized gains on sales of affiliated underlying funds		1,686,418
Net realized gains on unaffiliated investments	+	188

Net realized gains		1,739,172
Net unrealized gains on affiliated underlying funds	+	7,891,771

Net realized and unrealized gains		9,630,943

Increase in net assets resulting from operations		$12,141,417

See financial notes 29

 Schwab MarketTrack Conservative Portfolio

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$2,510,474	$3,617,325
Net realized gains		1,739,172	576,992
Net unrealized gains	+	7,891,771	15,393,384

Increase in net assets from operations		12,141,417	19,587,701

Distributions to Shareholders

Distributions from net investment income		($2,495,452)	($3,682,697)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,322,827	$17,793,329	2,981,834	$37,612,079
Shares reinvested		174,573	2,329,107	274,287	3,440,538
Shares redeemed	+	(1,638,611)	(22,031,122)	(3,459,761)	(43,727,266)

Net transactions in fund shares		(141,211)	($1,908,686)	(203,640)	($2,674,649)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,667,430	$193,908,020	14,871,070	$180,677,665
Total increase or decrease	+	(141,211)	7,737,279	(203,640)	13,230,355

End of period		14,526,219	$201,645,299	14,667,430	$193,908,020

Net investment income not yet distributed			$179,181		$164,159

30 See financial notes

 Schwab MarketTrack Portfolios

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Schwab MarketTrack All Equity Portfolio	Schwab Health Care Fund
Schwab MarketTrack Growth Portfolio	Schwab International Core Equity Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2010 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2015 Fund
Schwab S&P 500 Index Fund	Schwab Target 2020 Fund
Schwab Small-Cap Index Fund	Schwab Target 2025 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2030 Fund
Schwab International Index Fund	Schwab Target 2035 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2040 Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Schwab Balanced Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

The Schwab MarketTrack Portfolios are primarily “fund of funds”. Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve their investment objectives. Each fund bears its share of the allocable expenses of the underlying funds in which they invests.

Schwab MarketTrack Growth Portfolio offers two share classes: Investor Shares and P Shares. Shares of each class represented an interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio, each offer one share class.

Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”) which is the price for all outstanding shares of a fund or share class, as applicable. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

 31

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

32

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Schwab MarketTrack All Equity Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$557,390,448	$—	$—	$557,390,448
Short-Term Investment(a)	—	1,583,147	—	1,583,147

Total	$557,390,448	$1,583,147	$—	$558,973,595

Schwab MarketTrack Growth Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$716,504,834	$—	$—	$716,504,834
Short-Term Investment(a)	—	12,664,295	—	12,664,295

Total	$716,504,834	$12,664,295	$—	$729,169,129

Schwab MarketTrack Balanced Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$465,213,411	$—	$—	$465,213,411
Short-Term Investment(a)	—	8,332,898	—	8,332,898

Total	$465,213,411	$8,332,898	$—	$473,546,309

Schwab MarketTrack Conservative Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$199,002,515	$—	$—	$199,002,515
Short-Term Investment(a)	—	2,438,223	—	2,438,223

Total	$199,002,515	$2,438,223	$—	$201,440,738

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value

 33

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year except for the Schwab MarketTrack Conservative Portfolio, which typically makes distributions at the end of every calendar quarter. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

34

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Asset Allocation Risk. The funds are subjects to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Investment Style Risk. The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Tracking Error Risk. As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•	Large-Cap Risk. Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments - bonds or mid- or small- cap stocks, for instance - an underlying fund’s large-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Currency Risk. As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

 35

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by a fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Direct Investment Risk. A fund may invest directly in individual securities to maintain its allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee of 0.23% payable monthly based on each fund’s average daily net assets.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25% except for the Schwab MarketTrack Growth Portfolio’s P Shares, which is subject to such annual fee up to 0.10%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine

36

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Investor Shares	0.50%	0.50%	0.50%	0.50%
P Shares*	n/a	0.35%	n/a	n/a

*	P Shares are currently only offered by Schwab MarketTrack Growth Portfolio

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2011, the percentages of shares of other related funds owned by each Schwab MarketTrack Portfolio are:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio

Equity Funds:

International:
Schwab International Index Fund	10.1%	9.0%	4.4%	1.2%
Large-Cap:
Schwab S&P 500 Index Fund	2.1%	2.5%	1.2%	0.3%
Small-Cap:
Schwab Small-Cap Index Fund	8.0%	8.4%	4.1%	1.2%

Fixed-Income Funds:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	—%	11.0%	16.8%	11.3%

Money Market Fund:
Schwab Value Advantage Money Fund	—%	0.1%	0.1%	0.0% *

*	Less than 0.05%

 37

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2011.

Schwab MarketTrack All Equity Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	4/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

International:
Schwab International Index Fund	8,401,452	1,083,761	(729,741)	8,755,472	$167,229,510	$421,509	$4,173,679
Large-Cap:
Schwab S&P 500 Index Fund	11,775,575	562,826	(590,563)	11,747,838	250,581,380	(934,095)	4,174,704
Small-Cap:
Schwab Small-Cap Index Fund	6,355,194	338,949	(739,384)	5,954,759	139,579,558	822,679	1,540,273

Total					$557,390,448	$310,093	$9,888,656

Schwab MarketTrack Growth Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

International:
Schwab International Index Fund	7,394,953	821,376	(463,606)	7,752,723	$148,077,009	$590,781	$3,617,204
Large-Cap:
Schwab S&P 500 Index Fund	13,732,839	288,972	(332,028)	13,689,783	292,003,070	163,315	4,865,275
Small-Cap:
Schwab Small-Cap Index Fund	6,678,878	180,313	(634,882)	6,224,309	145,897,799	2,401,568	1,618,665

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	10,027,378	2,040,087	(433,959)	11,633,506	107,493,599	(187,314)	1,452,184

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	23,018,711	14,646	—	23,033,357	23,033,357	—	13,977

Total					$716,504,834	$2,968,350	$11,567,305

38

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab MarketTrack Balanced Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	4/30/11	4/30/11	to 4/30/11	to 4/30/11

Equity Funds:

International:
Schwab International Index Fund	3,918,369	330,945	(487,943)	3,761,371	$71,842,183	$927,353	$1,895,524
Large-Cap:
Schwab S&P 500 Index Fund	7,219,661	282,984	(811,698)	6,690,947	142,717,891	692,224	2,531,772
Small-Cap:
Schwab Small-Cap Index Fund	3,537,995	118,105	(590,980)	3,065,120	71,846,416	2,895,811	837,432

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	16,731,545	1,938,614	(944,492)	17,725,667	163,785,167	(383,966)	2,305,196

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	15,012,203	9,551	—	15,021,754	15,021,754	—	9,115

Total					$465,213,411	$4,131,422	$7,579,039

Schwab MarketTrack Conservative Portfolio:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	4/30/11	4/30/11	to 4/30/11	to 4/30/11

Equity Funds:

International:
Schwab International Index Fund	1,123,022	137,229	(189,598)	1,070,653	$20,449,476	$307,637	$543,011
Large-Cap:
Schwab S&P 500 Index Fund	2,098,017	117,171	(308,471)	1,906,717	40,670,266	757,608	720,337
Small-Cap:
Schwab Small-Cap Index Fund	1,015,787	41,211	(184,839)	872,159	20,443,414	858,910	238,430

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	11,315,522	1,073,797	(472,963)	11,916,356	110,107,125	(237,737)	1,542,294

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	7,327,572	4,662	—	7,332,234	7,332,234	—	4,449

Total					$199,002,515	$1,686,418	$3,048,521

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

The funds may also let a related party own shares of the funds. As of April 30, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab MarketTrack Growth Portfolio is 15.0%.

 39

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, the funds had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab MarketTrack All Equity Portfolio	$37,088,656	$40,450,000
Schwab MarketTrack Growth Portfolio	42,069,717	32,400,000
Schwab MarketTrack Balanced Portfolio	31,582,285	46,400,000
Schwab MarketTrack Conservative Portfolio	15,425,622	17,850,000

40

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab MarketTrack All Equity Portfolio	$92,017	$9,734
Schwab MarketTrack Growth Portfolio	2,238	14,346
Schwab MarketTrack Balanced Portfolio	2,131	4,075
Schwab MarketTrack Conservative Portfolio	1,074	3,235

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
Expiration Date	Portfolio*	Portfolio	Portfolio	Portfolio

December 31, 2016	$12,514,459	$—	$—	$—
October 31, 2017	—	34,088,913	19,135,570	12,775,059
December 31, 2017	31,279,738	—	—	—
October 31, 2018	—	918,434	—	—
December 31, 2018	8,349,147	—	—	—

Total	$52,143,344	$35,007,347	$19,135,570	$12,775,059

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2010, the Schwab MarketTrack All Equity Portfolio had deferred realized capital losses of $2,538,506 and did not utilize any capital losses to offset capital gains.

As of October 31, 2010, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab
	MarketTrack	MarketTrack	MarketTrack	MarketTrack
	All Equity	Growth	Balanced	Conservative
	Portfolio*	Portfolio	Portfolio	Portfolio

Capital losses utilized	$—	$—	$2,176,003	$1,528,665

*	Tax information for Schwab MarketTrack All Equity Portfolio is as of December 31, 2010, the tax year end of the fund.

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of

 41

 Schwab MarketTrack Portfolios

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

42

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 43

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

44

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 45

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

46

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13559-14

Semiannual report dated April 30, 2011 enclosed.

Schwab Active Equity Funds

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

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This wrapper is not part of the shareholder report.

Schwab Active Equity Funds

Semiannual Report
April 30, 2011

Schwab Premier Equity Fund®

Schwab Core Equity Fundtm

Schwab Dividend Equity Fundtm

Schwab Large-Cap Growth Fundtm

Schwab Small-Cap Equity Fundtm

Schwab Hedged Equity Fundtm

Schwab Financial Services Fundtm

Schwab Health Care Fundtm

Schwab® International Core
Equity Fund

This page is intentionally left blank.

Schwab Active Equity Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Premier Equity Fund®
(Ticker Symbol: SWPSX)	21.60%

S&P 500® Index	16.36%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	page 6

Schwab Core Equity Fundtm
(Ticker Symbol: SWANX)	19.18%

S&P 500® Index	16.36%
Fund Category: Morningstar Large-Cap Blend	15.76%

Performance Details	page 7

Schwab Dividend Equity Fundtm
(Ticker Symbol: SWDSX)	17.40%

S&P 500® Index	16.36%
Fund Category: Morningstar Large-Cap Value	16.44%

Performance Details	page 8

Schwab Large-Cap Growth Fundtm
(Ticker Symbol: SWLSX)	17.71%

Russell 1000 Growth Index	16.96%
Fund Category: Morningstar Large-Cap Growth	15.87%

Performance Details	page 9

Schwab Small-Cap Equity Fundtm
(Ticker Symbol: SWSCX)	26.29%

Russell 2000® Index	23.73%
Fund Category: Morningstar Small-Cap Blend	22.99%

Performance Details	page 10

Schwab Hedged Equity Fundtm
(Ticker Symbol: SWHEX)	10.62%

S&P 500® Index	16.36%
Fund Category: Morningstar Long-Short	5.48%

Performance Details	page 11

Schwab Financial Services Fundtm
(Ticker Symbol: SWFFX)	12.21%

S&P 1500 SuperComposite Financials Sector Index	13.65%
Fund Category: Morningstar Financial Services	12.86%

Performance Details	page 12

Schwab Health Care Fundtm
(Ticker Symbol: SWHFX)[1]	19.01%

Dow Jones Global Health Care Index	13.46%
Fund Category: Morningstar Health Care	18.81%

Performance Details	page 13

Schwab® International Core Equity Fund
(Ticker Symbol: SICNX)[1]	12.78%

MSCI EAFE Index®*	12.95%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%

Performance Details	pages 14-15

Minimum Initial Investment[2]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.
[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Active Equity Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Active Equity Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Active Equity Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Active Equity Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Active Equity Funds

Fund Management

Vivienne Hsu, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis at other investment firms.

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds, except for the Schwab International Core Equity Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Paul Alan Davis, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in 2003, he worked for more than 12 years in portfolio management.

Schwab Active Equity Funds 5

Schwab Premier Equity Fund®

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Premier Equity Fund® (3/21/05)	21.60%	20.85%	1.05%	4.23%
S&P 500® Index	16.36%	17.22%	2.95%	4.38%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	4.30%

Fund Expense Ratios4: Net 1.02%; Gross 1.03%

 Statistics

Number of Holdings	100
Weighted Average Market Cap ($ x 1,000,000)	$27,304
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[5]	36%

 Sector Weightings % of Investments

Information Technology	15.3%
Financials	15.1%
Health Care	13.5%
Industrials	13.4%
Energy	11.3%
Consumer Discretionary	8.0%
Consumer Staples	7.8%
Materials	5.9%
Utilities	5.3%
Telecommunication Services	2.0%
Other	2.4%
Total	100.0%

 Top Equity Holdings % Net Assets6

The Timken Co.	1.3%
Limited Brands, Inc.	1.3%
MeadWestvaco Corp.	1.3%
Watson Pharmaceuticals, Inc.	1.3%
Alaska Air Group, Inc.	1.3%
International Paper Co.	1.3%
Corn Products International, Inc.	1.3%
Chevron Corp.	1.3%
Hess Corp.	1.3%
Bio-Rad Laboratories, Inc., Class A	1.2%
Total	12.9%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Active Equity Funds

Schwab Core Equity Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Core Equity Fundtm (7/1/96)	19.18%	16.96%	3.01%	3.53%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Large-Cap Blend	15.76%	16.24%	2.48%	2.99%

Fund Expense Ratio3: 0.74%

 Statistics

Number of Holdings	133
Weighted Average Market Cap ($ x 1,000,000)	$62,952
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[4]	11%

 Sector Weightings % of Investments

Financials	16.8%
Information Technology	16.4%
Energy	15.4%
Health Care	12.6%
Industrials	10.9%
Consumer Discretionary	9.2%
Consumer Staples	7.9%
Materials	5.7%
Telecommunication Services	2.8%
Utilities	1.0%
Other	1.3%
Total	100.0%

 Top Equity Holdings % Net Assets5

International Business Machines Corp.	3.9%
JPMorgan Chase & Co.	3.4%
Wells Fargo & Co.	3.0%
Occidental Petroleum Corp.	2.7%
ConocoPhillips	2.4%
Starbucks Corp.	2.2%
Hewlett-Packard Co.	2.2%
Anadarko Petroleum Corp.	2.1%
Tyson Foods, Inc., Class A	2.0%
General Electric Co.	2.0%
Total	25.9%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 7

Schwab Dividend Equity Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Dividend Equity Fundtm (9/2/03)	17.40%	15.79%	3.02%	7.56%
S&P 500® Index	16.36%	17.22%	2.95%	6.12%
Fund Category: Morningstar Large-Cap Value	16.44%	15.74%	1.83%	6.28%

Fund Expense Ratio4: 0.89%

 Yields1

30-Day SEC Yield	1.50%

 Statistics

Number of Holdings	108
Weighted Average Market Cap ($ x 1,000,000)	$62,563
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate[5]	7%

 Sector Weightings % of Investments

Information Technology	16.3%
Financials	14.3%
Energy	12.7%
Health Care	11.7%
Consumer Staples	10.4%
Industrials	9.6%
Consumer Discretionary	8.6%
Materials	5.5%
Utilities	5.5%
Telecommunication Services	5.0%
Other	0.4%
Total	100.0%

 Top Equity Holdings % Net Assets6

International Business Machines Corp.	3.6%
JPMorgan Chase & Co.	2.8%
ConocoPhillips	2.7%
Verizon Communications, Inc.	2.7%
Occidental Petroleum Corp.	2.4%
AT&T, Inc.	2.3%
H.J. Heinz Co.	2.1%
DTE Energy Co.	1.9%
Eaton Corp.	1.9%
Bristol-Myers Squibb Co.	1.8%
Total	24.2%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Active Equity Funds

Schwab Large-Cap Growth Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Large-Cap Growth Fundtm (10/3/05)	17.71%	19.54%	3.60%	4.19%
Russell 1000 Growth Index	16.96%	20.87%	5.06%	5.62%
Fund Category: Morningstar Large-Cap Growth	15.87%	18.87%	3.57%	4.66%

Fund Expense Ratios4: Net 0.99%; Gross 1.04%

 Statistics

Number of Holdings	103
Weighted Average Market Cap ($ x 1,000,000)	$54,203
Price/Earnings Ratio (P/E)	16.6
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate[5]	21%

 Sector Weightings % of Investments

Information Technology	27.3%
Industrials	15.2%
Energy	11.9%
Consumer Discretionary	11.6%
Health Care	10.5%
Consumer Staples	8.2%
Financials	6.6%
Materials	6.3%
Utilities	0.3%
Telecommunication Services	0.2%
Short-Term Investments	1.9%
Total	100.0%

 Top Equity Holdings % Net Assets6

International Business Machines Corp.	5.0%
Hewlett-Packard Co.	2.8%
Accenture plc, Class A	2.4%
United Parcel Services, Inc., Class B	2.2%
Intuit, Inc.	2.2%
Starbucks Corp.	2.2%
Celanese Corp., Series A	2.0%
Chevron Corp.	2.0%
TE Connectivity Ltd.	2.0%
EMC Corp.	2.0%
Total	24.8%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 9

Schwab Small-Cap Equity Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Small-Cap Equity Fundtm (7/1/03)	26.29%	24.68%	1.30%	10.57%
Russell 2000® Index	23.73%	22.20%	3.89%	10.13%
Fund Category: Morningstar Small-Cap Blend	22.99%	21.91%	3.63%	10.08%

Fund Expense Ratios4: Net 1.12%; Gross 1.13%

 Statistics

Number of Holdings	246
Weighted Average Market Cap ($ x 1,000,000)	$1,334
Price/Earnings Ratio (P/E)	27.2
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	25%

 Sector Weightings % of Investments

Information Technology	20.5%
Financials	17.1%
Industrials	14.5%
Consumer Discretionary	12.0%
Health Care	11.4%
Energy	9.3%
Materials	4.3%
Utilities	3.2%
Telecommunication Services	2.6%
Consumer Staples	2.2%
Other	2.9%
Total	100.0%

 Top Equity Holdings % Net Assets6

VeriFone Systems, Inc.	1.5%
Vonage Holdings Corp.	1.5%
International Coal Group, Inc.	1.4%
CVR Energy, Inc.	1.1%
Diodes, Inc.	1.0%
Par Pharmaceutical Cos., Inc.	1.0%
Photronics, Inc.	1.0%
Southwest Gas Corp.	1.0%
BGC Partners, Inc., Class A	0.9%
Altra Holdings, Inc.	0.9%
Total	11.3%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Small company stocks are subject to greater volatility than the broad market.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Active Equity Funds

Schwab Hedged Equity Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Hedged Equity Fundtm (9/3/02)	10.62%	8.92%	2.43%	6.88%
S&P 500® Index	16.36%	17.22%	2.95%	6.79%
Fund Category: Morningstar Long-Short	5.48%	4.60%	0.40%	2.70%

Fund Expense Ratio4: 1.99%

 Statistics

Number of Holdings
Long Holdings	121
Short Positions	58
Weighted Average Market Cap ($ x 1,000,000)
Long Holdings	$36,917
Short Positions	$9,803
Price/Earnings Ratio (P/E)
Long Holdings	16.2
Short Positions	217.5
Price/Book Ratio (P/B)
Long Holdings	1.8
Short Positions	2.4
Portfolio Turnover Rate[5]	46%
Portfolio Turnover Rate excluding short sales[5]	21%

 Top Equity Long Holdings % of Net Assets6

International Business Machines Corp.	2.5%
JPMorgan Chase & Co.	2.4%
Wells Fargo & Co.	2.1%
ConocoPhillips	2.1%
Chevron Corp.	1.9%
Total	11.0%

 Top Equity Short Holdings % of Net Assets6

iShares S&P 100 Index Fund	2.4%
Vertex Pharmaceuticals, Inc.	0.8%
Precision Castparts Corp.	0.8%
Gentex Corp.	0.8%
C.H. Robinson Worldwide, Inc.	0.8%
Total	5.6%

The Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On September 28, 2009, the Investor Share class and Select Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[4]	As stated in the prospectus. Includes dividend expense on securities sold short. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 11

Schwab Financial Services Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Financial Services Fundtm (7/3/00)	12.21%	4.39%	-5.59%	2.05%
S&P 1500 SuperComposite Financials Sector Index	13.65%	3.82%	-10.24%	-1.81%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Financial Services	12.86%	5.21%	-5.38%	1.40%

Fund Expense Ratios3: Net 0.94%; Gross 1.04%

 Statistics

Number of Holdings	67
Weighted Average Market Cap ($ x 1,000,000)	$45,176
Price/Earnings Ratio (P/E)	22.3
Price/Book Ratio (P/B)	1.3
Portfolio Turnover[4]	32%

 Industry Weightings % of Investments

Diversified Financials	36.9%
Insurance	25.2%
Banks	21.6%
Real Estate	16.3%
Total	100.0%

 Top Equity Holdings % Net Assets5

JPMorgan Chase & Co.	6.6%
Wells Fargo & Co.	5.3%
Citigroup, Inc.	4.4%
PNC Financial Services Group, Inc.	4.1%
Berkshire Hathaway, Inc., Class B	3.6%
The Bank of New York Mellon Corp.	3.6%
Bank of America Corp.	3.5%
Capital One Financial Corp.	3.3%
Legg Mason, Inc.	3.0%
Fifth Third Bancorp	2.9%
Total	40.3%

Since the Financial Services Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Active Equity Funds

Schwab Health Care Fund™

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Health Care Fundtm (7/3/00)	19.01%	24.65%	5.79%	7.71%
Dow Jones Global Health Care Index	13.46%	17.23%	4.68%	4.20%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Fund Category: Morningstar Health Care	18.81%	18.94%	5.92%	5.09%

Fund Expense Ratios3: Net 0.82%; Gross 0.86%

 Statistics

Number of Holdings	81
Weighted Average Market Cap ($ x 1,000,000)	$45,762
Price/Earnings Ratio (P/E)	17.4
Price/Book Ratio (P/B)	2.7
Portfolio Turnover[4]	8%

 Industry Weightings % of Investments

Pharmaceutical, Biotechnology & Life Sciences	67.2%
Healthcare - Services	29.3%
Technology Hardware & Equipment	0.6%
Materials	0.4%
Short-Term Investments	2.5%
Total	100.0%

 Top Equity Holdings % Net Assets5

Amgen, Inc.	3.9%
Pfizer, Inc.	3.8%
Johnson & Johnson	3.6%
Biogen Idec, Inc.	3.2%
Novartis AG - Reg’d	3.2%
Bristol-Myers Squibb Co.	3.0%
UnitedHealth Group, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.8%
Merck & Co., Inc.	2.8%
Sanofi-Aventis S.A.	2.8%
Total	32.0%

Since the Health Care Fund focuses its investments on companies involved in specific sectors, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector and Industry Classification: S&P and MSCI.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 13

Schwab® International Core Equity Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Schwab® International Core Equity Fund (5/30/08)	12.78%	20.84%	-2.99%
MSCI EAFE Index®*	12.95%	19.70%	-2.63%
Fund Category: Morningstar Foreign Large-Cap Blend	12.45%	20.50%	-3.23%

Fund Expense Ratios4: Net 0.87%; Gross 1.27%

 Country Weightings % of Investments

United Kingdom	20.0%
Japan	14.4%
France	7.7%
Germany	7.5%
Australia	6.5%
Hong Kong	6.0%
Switzerland	4.1%
Canada	3.4%
Italy	3.0%
Denmark	2.9%
Other Countries	24.5%
Total	100.0%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index®) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 7, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares. On December 3, 2009, the Laudus Rosenberg International Equity Fund merged into the fund.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Active Equity Funds

 Schwab® International Core Equity Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	180
Weighted Average Market Cap ($ x 1,000,000)	$35,289
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1]	32%

 Sector Weightings % of Investments

Financials	19.9%
Materials	14.5%
Health Care	12.4%
Industrials	11.9%
Energy	11.4%
Consumer Discretionary	7.8%
Consumer Staples	5.3%
Utilities	4.8%
Information Technology	4.1%
Telecommunication Services	3.7%
Other	4.2%
Total	100.0%

 Top Equity Holdings % Net Assets2

iShares MSCI EAFE Index Fund	1.9%
Total S.A.	1.8%
BHP Billiton Ltd.	1.8%
Novartis AG - Reg’d	1.7%
Royal Dutch Shell plc, B Shares	1.6%
Rio Tinto plc	1.5%
Vodafone Group plc	1.4%
BG Group plc	1.4%
Bayer AG - Reg’d	1.3%
Sanofi-Aventis S.A.	1.3%
Total	15.7%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Active Equity Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab Premier Equity Fund®
Actual Return	1.00%	$1,000	$1,216.00	$5.49
Hypothetical 5% Return	1.00%	$1,000	$1,019.84	$5.01

Schwab Core Equity Fundtm
Actual Return	0.73%	$1,000	$1,191.80	$3.97
Hypothetical 5% Return	0.73%	$1,000	$1,021.17	$3.66

Schwab Dividend Equity Fundtm
Actual Return	0.88%	$1,000	$1,174.00	$4.74
Hypothetical 5% Return	0.88%	$1,000	$1,020.43	$4.41

Schwab Large-Cap Growth Fundtm
Actual Return	0.99%	$1,000	$1,177.10	$5.34
Hypothetical 5% Return	0.99%	$1,000	$1,019.89	$4.96

Schwab Small-Cap Equity Fundtm
Actual Return	1.10%	$1,000	$1,262.90	$6.17
Hypothetical 5% Return	1.10%	$1,000	$1,019.34	$5.51

Schwab Hedged Equity Fundtm
Actual Return	1.84%	$1,000	$1,106.20	$9.61
Hypothetical 5% Return	1.84%	$1,000	$1,015.67	$9.20

Schwab Financial Services Fundtm
Actual Return	0.92%	$1,000	$1,122.10	$4.84
Hypothetical 5% Return	0.92%	$1,000	$1,020.23	$4.61

Schwab Health Care Fundtm
Actual Return	0.81%	$1,000	$1,190.10	$4.40
Hypothetical 5% Return	0.81%	$1,000	$1,020.78	$4.06

Schwab® International Core Equity Fund
Actual Return	0.86%	$1,000	$1,127.80	$4.54
Hypothetical 5% Return	0.86%	$1,000	$1,020.53	$4.31

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

16 Schwab Active Equity Funds

Schwab Premier Equity Fund®

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08[1]–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.67		8.46	8.05	14.01	12.51	10.71

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04	0.04	0.06	0.04	0.02
Net realized and unrealized gains (losses)	2.04		1.22	0.43	(5.11)	1.48	1.83

Total from investment operations	2.08		1.26	0.47	(5.05)	1.52	1.85
Less distributions:
Distributions from net investment income	(0.05)		(0.05)	(0.06)	(0.05)	(0.02)	(0.05)
Distributions from net realized gains	—		—	—	(0.86)	—	—

Total distributions	(0.05)		(0.05)	(0.06)	(0.91)	(0.02)	(0.05)

Net asset value at end of period	11.70		9.67	8.46	8.05	14.01	12.51

Total return (%)	21.60	[2]	14.96	6.01	(38.32)	12.20	17.28

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.00	[3,4]	1.02	1.04 [5]	1.02	1.01	1.02
Gross operating expenses	1.03	[3]	1.04	1.04	1.02	1.01	1.03
Net investment income (loss)	0.79	[3]	0.34	0.54	0.50	0.32	0.17
Portfolio turnover rate	36	[2]	80	98	92	72	73
Net assets, end of period ($ x 1,000,000)	303		292	365	441	983	857

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.02%, if payment for state filing fees had not been included. (See financial note 11)
5 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 17

 Schwab Premier Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.8%		Common Stock	236,604,695	295,992,370
2.2%		Other Investment Company	6,730,722	6,730,722
0.1%		Short-Term Investment	424,954	424,955

100.1%		Total Investments	243,760,371	303,148,047
(0	.1)%	Other Assets and Liabilities, Net		(313,476)

100.0%		Total Net Assets		302,834,571

	Number	Value
Security	of Shares	($)

Common Stock 97.8% of net assets

Automobiles & Components 1.8%
Ford Motor Co. *	145,000	2,243,150
The Goodyear Tire & Rubber Co. *	170,000	3,085,500

		5,328,650

Banks 2.8%
Fifth Third Bancorp	165,000	2,189,550
PNC Financial Services Group, Inc.	50,000	3,117,000
Wells Fargo & Co.	114,000	3,318,540

		8,625,090

Capital Goods 8.3%
Caterpillar, Inc.	27,000	3,116,070
Cubic Corp.	36,000	1,946,880
Eaton Corp.	66,000	3,532,980
General Electric Co.	180,000	3,681,000
KBR, Inc.	65,000	2,494,050
Parker Hannifin Corp.	33,000	3,112,560
The Timken Co.	71,000	4,003,690
Tyco International Ltd.	64,000	3,119,360

		25,006,590

Commercial & Professional Supplies 1.9%
Avery Dennison Corp.	50,000	2,087,000
R.R. Donnelley & Sons Co.	190,000	3,583,400

		5,670,400

Consumer Durables & Apparel 1.5%
Jarden Corp.	55,000	2,001,450
Whirlpool Corp.	30,000	2,585,400

		4,586,850

Consumer Services 0.7%
Hyatt Hotels Corp., Class A *	45,000	1,993,950

Diversified Financials 4.6%
Bank of New York Mellon Corp.	53,000	1,534,880
Capital One Financial Corp.	49,000	2,681,770
JPMorgan Chase & Co.	79,000	3,604,770
Legg Mason, Inc.	75,000	2,786,250
State Street Corp.	75,000	3,491,250

		14,098,920

Energy 11.3%
Anadarko Petroleum Corp.	36,000	2,841,840
Baker Hughes, Inc.	30,000	2,322,300
Chevron Corp.	35,000	3,830,400
ConocoPhillips	47,000	3,709,710
Hess Corp.	44,000	3,782,240
Nabors Industries Ltd. *	102,000	3,125,280
National Oilwell Varco, Inc.	46,000	3,527,740
Oceaneering International, Inc. *	22,000	1,923,240
Southern Union Co.	100,000	2,990,000
The Williams Cos., Inc.	75,000	2,487,750
Valero Energy Corp.	127,000	3,594,100

		34,134,600

Food & Staples Retailing 4.2%
Ruddick Corp.	75,000	3,114,000
Safeway, Inc.	115,000	2,795,650
The Kroger Co.	132,000	3,208,920
Whole Foods Market, Inc.	57,000	3,577,320

		12,695,890

Food, Beverage & Tobacco 3.7%
Corn Products International, Inc.	70,000	3,857,000
Smithfield Foods, Inc. *	150,000	3,534,000
Tyson Foods, Inc., Class A	185,000	3,681,500

		11,072,500

Health Care Equipment & Services 6.7%
Cardinal Health, Inc.	85,000	3,713,650
DaVita, Inc. *	25,000	2,202,250
Hologic, Inc. *	100,000	2,202,000
Humana, Inc. *	40,000	3,044,800
Integra LifeSciences Holdings *	50,000	2,615,500
McKesson Corp.	40,000	3,320,400
UnitedHealth Group, Inc.	68,000	3,347,640

		20,446,240

Insurance 6.7%
Aflac, Inc.	50,000	2,809,500
American Financial Group, Inc.	100,000	3,577,000
Berkshire Hathaway, Inc., Class B *	34,000	2,832,200

18 See financial notes

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fidelity National Financial, Inc., Class A	146,000	2,254,240
Loews Corp.	66,000	2,921,160
Prudential Financial, Inc.	58,000	3,678,360
Reinsurance Group of America, Inc.	35,000	2,215,500

		20,287,960

Materials 5.9%
Alcoa, Inc.	174,000	2,958,000
Cytec Industries, Inc.	35,000	2,053,800
International Paper Co.	125,000	3,860,000
MeadWestvaco Corp.	117,000	3,941,730
PolyOne Corp.	160,000	2,316,800
PPG Industries, Inc.	30,000	2,840,100

		17,970,430

Media 1.7%
The Interpublic Group of Cos., Inc.	179,000	2,103,250
Time Warner, Inc.	80,000	3,028,800

		5,132,050

Pharmaceuticals, Biotechnology & Life Sciences 6.7%
Agilent Technologies, Inc. *	56,000	2,794,960
Bio-Rad Laboratories, Inc., Class A *	30,000	3,753,600
Cephalon, Inc. *	28,000	2,150,400
Impax Laboratories, Inc. *	77,000	2,108,260
Life Technologies Corp. *	55,000	3,036,000
Par Pharmaceutical Cos., Inc. *	75,000	2,583,000
Watson Pharmaceuticals, Inc. *	63,000	3,907,260

		20,333,480

Real Estate 0.9%
Jones Lang LaSalle, Inc.	27,500	2,815,450

Retailing 2.4%
Limited Brands, Inc.	96,000	3,951,360
Macy’s, Inc.	135,000	3,227,850

		7,179,210

Semiconductors & Semiconductor Equipment 2.9%
Diodes, Inc. *	85,000	2,908,700
Fairchild Semiconductor International, Inc. *	175,000	3,669,750
Lam Research Corp. *	45,000	2,173,950

		8,752,400

Software & Services 7.2%
Accenture plc, Class A	55,000	3,142,150
CA, Inc.	117,000	2,877,030
Computer Sciences Corp.	68,000	3,466,640
International Business Machines Corp.	22,000	3,752,760
Symantec Corp. *	154,000	3,026,100
Synopsys, Inc. *	102,000	2,793,780
TeleTech Holdings, Inc. *	135,000	2,682,450

		21,740,910

Technology Hardware & Equipment 5.3%
AVX Corp.	150,000	2,446,500
Coherent, Inc. *	58,000	3,625,580
Ingram Micro, Inc., Class A *	107,000	2,004,110
NCR Corp. *	140,000	2,773,400
Tech Data Corp. *	65,000	3,453,450
Xerox Corp.	165,000	1,664,850

		15,967,890

Telecommunication Services 2.0%
Telephone & Data Systems, Inc.	95,000	3,188,200
Verizon Communications, Inc.	80,000	3,022,400

		6,210,600

Transportation 3.3%
Alaska Air Group, Inc. *	59,000	3,886,330
CSX Corp.	38,000	2,990,220
Delta Air Lines, Inc. *	291,000	3,020,580

		9,897,130

Utilities 5.3%
Ameren Corp.	85,000	2,491,350
CMS Energy Corp.	134,000	2,653,200
Edison International	50,000	1,963,500
Integrys Energy Group, Inc.	58,000	3,036,880
NiSource, Inc.	150,000	2,917,500
Southwest Gas Corp.	75,000	2,982,750

		16,045,180

Total Common Stock
(Cost $236,604,695)		295,992,370

Other Investment Company 2.2% of net assets

Money Fund 2.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,730,722	6,730,722

Total Other Investment Company
(Cost $6,730,722)		6,730,722

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 06/16/11 (a)	425,000	424,955

Total Short-Term Investment
(Cost $424,954)		424,955

End of Investments.

See financial notes 19

 Schwab Premier Equity Fund

Portfolio Holdings (Unaudited) continued

At 04/30/11, the tax basis cost of the fund’s investments was $244,258,195 and the unrealized appreciation and depreciation were $63,329,094 and ($4,439,242), respectively, with a net unrealized appreciation of $58,889,852.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	90	6,118,650	221,018

20 See financial notes

 Schwab Premier Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $243,760,371)		$303,148,047
Receivables:
Dividends		268,120
Fund shares sold		68,889
Due from broker for futures		21,600
Foreign tax reclaims		3,200
Interest		1,074
Income from securities on loan		828
Prepaid expenses	+	5,364

Total assets		303,517,122

Liabilities

Payables:
Investment adviser and administrator fees		18,168
Shareholder service fees		6,310
Fund shares redeemed		629,640
Accrued expenses	+	28,433

Total liabilities		682,551

Net Assets

Total assets		303,517,122
Total liabilities	−	682,551

Net assets		$302,834,571

Net Assets by Source
Capital received from investors		398,539,051
Net investment income not yet distributed		278,626
Net realized capital losses		(155,591,800)
Net unrealized capital gains		59,608,694

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$302,834,571		25,879,253		$11.70

See financial notes 21

 Schwab Premier Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $2,400)		$2,635,674
Interest		9,320
Securities on loan	+	1,035

Total investment income		2,646,029

Expenses

Investment adviser and administrator fees		1,080,693
Shareholder service fees		364,367
Portfolio accounting fees		20,841
Professional fees		16,564
Shareholder reports		13,192
Transfer agent fees		11,157
Registration fees		9,108
Custodian fees		5,224
Trustees’ fees		3,748
Interest expense		46
Other expenses	+	4,392

Total expenses		1,529,332
Payment for state filing fees (see financial note 11)	−	30,614
Expense reduction by CSIM and its affiliates	−	19,278
Custody credits	−	8

Net expenses	−	1,479,432

Net investment income		1,166,597

Realized and Unrealized Gains (Losses)

Net realized gains on investments		33,697,843
Net realized gains on futures contracts	+	1,760,910

Net realized gains		35,458,753
Net unrealized gains on investments		22,230,518
Net unrealized losses on futures contracts	+	(482,336)

Net unrealized gains	+	21,748,182

Net realized and unrealized gains		57,206,935

Increase in net assets resulting from operations		$58,373,532

22 See financial notes

 Schwab Premier Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$1,166,597	$1,103,572
Net realized gains		35,458,753	34,019,135
Net unrealized gains	+	21,748,182	12,056,239

Increase in net assets from operations		58,373,532	47,178,946

Distributions to Shareholders

Distributions from net investment income		($1,518,547)	($2,109,100)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		305,402	$3,346,992	653,658	$5,945,565
Shares reinvested		122,796	1,291,812	200,408	1,815,696
Shares redeemed	+	(4,723,535)	(50,527,502)	(13,864,989)	(126,118,689)

Net transactions in fund shares		(4,295,337)	($45,888,698)	(13,010,923)	($118,357,428)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		30,174,590	$291,868,284	43,185,513	$365,155,866
Total increase or decrease	+	(4,295,337)	10,966,287	(13,010,923)	(73,287,582)

End of period		25,879,253	$302,834,571	30,174,590	$291,868,284

Net investment income not yet distributed			$278,626		$630,576

See financial notes 23

Schwab Core Equity Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.78		14.26	13.43	20.49	18.40	15.81

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.17	0.23	0.16	0.10
Net realized and unrealized gains (losses)	2.92		1.50	0.88	(7.06)	2.35	2.58

Total from investment operations	3.01		1.67	1.05	(6.83)	2.51	2.68
Less distributions:
Distributions from net investment income	(0.17)		(0.15)	(0.22)	(0.18)	(0.10)	(0.09)
Distributions from net realized gains	—		—	—	(0.05)	(0.32)	—

Total distributions	(0.17)		(0.15)	(0.22)	(0.23)	(0.42)	(0.09)

Net asset value at end of period	18.62		15.78	14.26	13.43	20.49	18.40

Total return (%)	19.18	[1]	11.77	8.11	(33.71)	13.88	17.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.73	[2]	0.73	0.75	0.75	0.75	0.75
Gross operating expenses	0.73	[2]	0.74	0.78	0.78	0.78	0.81
Net investment income (loss)	0.99	[2]	1.05	1.39	1.28	0.91	0.63
Portfolio turnover rate	11	[1]	49	41 [3]	35	18	42
Net assets, end of period ($ x 1,000,000)	1,980		1,792	1,770	1,449	2,133	1,125

* Unaudited.

1 Not annualized.
2 Annualized.
3 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund.

24 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	1,510,659,996	1,952,825,656
1.2%	Other Investment Company	23,533,579	23,533,579
0.1%	Short-Term Investments	1,499,917	1,499,919

99.9%	Total Investments	1,535,693,492	1,977,859,154
0.1%	Other Assets and Liabilities, Net		2,062,387

100.0%	Total Net Assets		1,979,921,541

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Automobiles & Components 0.2%
TRW Automotive Holdings Corp. *	69,500	3,965,670

Banks 4.2%
Fifth Third Bancorp	30,327	402,439
PNC Financial Services Group, Inc.	350,000	21,819,000
SunTrust Banks, Inc.	83,600	2,356,684
Wells Fargo & Co.	1,994,500	58,059,895

		82,638,018

Capital Goods 7.0%
Caterpillar, Inc.	175,000	20,196,750
Deere & Co.	130,000	12,675,000
Dover Corp.	10,750	731,430
Eaton Corp.	400,000	21,412,000
General Electric Co.	1,925,000	39,366,250
Northrop Grumman Corp.	75,000	4,770,750
Oshkosh Corp. *	120,000	3,799,200
Parker Hannifin Corp.	70,000	6,602,400
The Timken Co.	110,000	6,202,900
Tyco International Ltd.	148,700	7,247,638
United Technologies Corp.	150,000	13,437,000
URS Corp. *	52,500	2,349,375

		138,790,693

Commercial & Professional Supplies 2.1%
Avery Dennison Corp.	551,000	22,998,740
R.R. Donnelley & Sons Co.	1,015,000	19,142,900

		42,141,640

Consumer Durables & Apparel 0.5%
Jarden Corp.	135,000	4,912,650
Whirlpool Corp.	65,000	5,601,700

		10,514,350

Consumer Services 4.1%
Hyatt Hotels Corp., Class A *	65,000	2,880,150
McDonald’s Corp.	175,000	13,704,250
Starbucks Corp.	1,229,600	44,499,224
Wynn Resorts Ltd.	115,000	16,922,250
Yum! Brands, Inc.	65,000	3,486,600

		81,492,474

Diversified Financials 6.7%
American Express Co.	260,500	12,785,340
Bank of America Corp.	885,000	10,867,800
Discover Financial Services	752,050	18,680,922
JPMorgan Chase & Co.	1,463,540	66,781,330
Lazard Ltd., Class A	155,000	6,355,000
Legg Mason, Inc.	350,000	13,002,500
State Street Corp.	85,000	3,956,750

		132,429,642

Energy 15.4%
Anadarko Petroleum Corp.	539,600	42,596,024
Chevron Corp.	135,000	14,774,400
ConocoPhillips	590,900	46,639,737
El Paso Corp.	1,200,000	23,292,000
Exxon Mobil Corp.	130,000	11,440,000
Hess Corp.	50,000	4,298,000
Murphy Oil Corp.	351,365	27,223,760
Nabors Industries Ltd. *	210,000	6,434,400
National Oilwell Varco, Inc.	427,950	32,819,486
Occidental Petroleum Corp.	464,490	53,086,562
The Williams Cos., Inc.	807,500	26,784,775
Valero Energy Corp.	550,000	15,565,000

		304,954,144

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	200,000	16,184,000
The Kroger Co.	400,000	9,724,000
Wal-Mart Stores, Inc.	56,800	3,122,864
Whole Foods Market, Inc.	150,000	9,414,000

		38,444,864

Food, Beverage & Tobacco 5.4%
Archer-Daniels-Midland Co.	485,000	17,954,700
Bunge Ltd.	61,900	4,669,736
Corn Products International, Inc.	185,000	10,193,500
H.J. Heinz Co.	198,350	10,161,471
Kraft Foods, Inc., Class A	125,000	4,197,500
Smithfield Foods, Inc. *	650,000	15,314,000
The JM Smucker Co.	60,000	4,504,200
Tyson Foods, Inc., Class A	2,016,400	40,126,360

		107,121,467

See financial notes 25

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 2.9%
AmerisourceBergen Corp.	150,000	6,096,000
Cardinal Health, Inc.	190,000	8,301,100
CIGNA Corp.	101,760	4,765,421
Hologic, Inc. *	125,000	2,752,500
Humana, Inc. *	287,240	21,864,709
McKesson Corp.	57,150	4,744,021
UnitedHealth Group, Inc.	175,000	8,615,250

		57,139,001

Household & Personal Products 0.5%
Energizer Holdings, Inc. *	132,300	9,992,619

Insurance 2.7%
Aflac, Inc.	65,000	3,652,350
American Financial Group, Inc.	79,290	2,836,203
Berkshire Hathaway, Inc., Class B *	140,000	11,662,000
Loews Corp.	9,700	429,322
Prudential Financial, Inc.	241,090	15,289,928
The Travelers Cos., Inc.	317,540	20,093,931

		53,963,734

Materials 5.7%
Ashland, Inc.	458,000	28,432,640
Ball Corp.	200,000	7,462,000
Celanese Corp., Series A	220,000	10,982,400
Crown Holdings, Inc. *	85,000	3,179,000
International Paper Co.	925,000	28,564,000
MeadWestvaco Corp.	115,000	3,874,350
PPG Industries, Inc.	267,200	25,295,824
Sonoco Products Co.	125,000	4,320,000

		112,110,214

Media 1.3%
Time Warner, Inc.	692,266	26,209,191

Pharmaceuticals, Biotechnology & Life Sciences 9.7%
Agilent Technologies, Inc. *	190,000	9,482,900
Allergan, Inc.	100,000	7,956,000
Amgen, Inc. *	200,000	11,370,000
Bristol-Myers Squibb Co.	675,000	18,967,500
Cephalon, Inc. *	241,200	18,524,160
Eli Lilly & Co.	137,505	5,089,060
Johnson & Johnson	146,400	9,621,408
Life Technologies Corp. *	271,637	14,994,362
Merck & Co., Inc.	317,080	11,399,026
Mylan, Inc. *	100,000	2,492,000
Pfizer, Inc.	1,000,000	20,960,000
Thermo Fisher Scientific, Inc. *	245,400	14,721,546
Waters Corp. *	215,000	21,070,000
Watson Pharmaceuticals, Inc. *	405,000	25,118,100

		191,766,062

Real Estate 3.2%
CB Richard Ellis Group, Inc., Class A *	957,800	25,582,838
Jones Lang LaSalle, Inc.	145,000	14,845,100
Rayonier, Inc.	239,500	15,893,220
Vornado Realty Trust	75,000	7,251,000

		63,572,158

Retailing 3.1%
Macy’s, Inc.	350,000	8,368,500
Target Corp.	175,000	8,592,500
The Gap, Inc.	834,000	19,382,160
The Home Depot, Inc.	100,000	3,714,000
The TJX Cos., Inc.	385,000	20,643,700

		60,700,860

Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	754,685	17,501,145
Lam Research Corp. *	135,000	6,521,850
Micron Technology, Inc. *	200,000	2,258,000
ON Semiconductor Corp. *	225,011	2,364,866

		28,645,861

Software & Services 10.6%
BMC Software, Inc. *	400,640	20,124,147
CA, Inc.	650,000	15,983,500
Computer Sciences Corp.	400,000	20,392,000
International Business Machines Corp.	450,000	76,761,000
Intuit, Inc. *	150,000	8,334,000
Microsoft Corp.	450,000	11,709,000
Oracle Corp.	689,800	24,867,290
Symantec Corp. *	1,375,000	27,018,750
Synopsys, Inc. *	160,342	4,391,768

		209,581,455

Technology Hardware & Equipment 4.4%
EMC Corp. *	835,000	23,663,900
Hewlett-Packard Co.	1,085,000	43,801,450
Western Digital Corp. *	265,000	10,547,000
Xerox Corp.	844,533	8,521,338

		86,533,688

Telecommunication Services 2.8%
AT&T, Inc.	1,000,000	31,120,000
Telephone & Data Systems, Inc.	204,390	6,859,328
Verizon Communications, Inc.	435,000	16,434,300

		54,413,628

Transportation 1.8%
FedEx Corp.	165,000	15,785,550
Ryder System, Inc.	100,000	5,350,000
Union Pacific Corp.	99,800	10,326,306
United Parcel Service, Inc., Class B	55,000	4,123,350

		35,585,206

26 See financial notes

 Schwab Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 1.0%
DTE Energy Co.	123,900	6,260,667
NiSource, Inc.	275,000	5,348,750
Pinnacle West Capital Corp.	100,000	4,339,000
The AES Corp. *	315,000	4,170,600

		20,119,017

Total Common Stock
(Cost $1,510,659,996)		1,952,825,656

Other Investment Company 1.2% of net assets

Money Fund 1.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	23,533,579	23,533,579

Total Other Investment Company
(Cost $23,533,579)		23,533,579

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 06/16/11 (a)	500,000	499,973
0.09%, 06/16/11 (a)	300,000	299,984
0.01%, 06/16/11 (a)	700,000	699,962

Total Short-Term Investments
(Cost $1,499,917)		1,499,919

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $1,539,578,893 and the unrealized appreciation and depreciation were $456,893,340 and ($18,613,079), respectively, with a net unrealized appreciation of $438,280,261.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	315	21,415,275	616,686

See financial notes 27

 Schwab Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $1,535,693,492)		$1,977,859,154
Cash		61,425
Receivables:
Dividends		1,948,374
Fund shares sold		1,443,133
Due from broker for futures		75,600
Foreign tax reclaims		7,435
Income from securities on loan		5,991
Interest		2,818
Prepaid expenses	+	31,954

Total assets		1,981,435,884

Liabilities

Payables:
Investment adviser and administrator fees		73,732
Shareholder service fees		66,550
Fund shares redeemed		1,265,729
Accrued expenses	+	108,332

Total liabilities		1,514,343

Net Assets

Total assets		1,981,435,884
Total liabilities	−	1,514,343

Net assets		$1,979,921,541

Net Assets by Source
Capital received from investors		1,804,792,111
Net investment income not yet distributed		4,453,414
Net realized capital losses		(272,106,332)
Net unrealized capital gains		442,782,348

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,979,921,541		106,310,416		$18.62

28 See financial notes

 Schwab Core Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $5,576)		$16,060,651
Interest		8,255
Securities on loan	+	7,122

Total investment income		16,076,028

Expenses

Investment adviser and administrator fees		4,387,890
Shareholder service fees		2,247,875
Shareholder reports		56,095
Transfer agent fees		42,689
Portfolio accounting fees		36,527
Custodian fees		18,847
Professional fees		16,699
Registration fees		14,234
Trustees’ fees		9,065
Interest expense		49
Other expenses	+	24,434

Total expenses		6,854,404
Expense reduction by CSIM and its affiliates	−	42,689
Custody credits	−	48

Net expenses	−	6,811,667

Net investment income		9,264,361

Realized and Unrealized Gains (Losses)

Net realized gains on investments		54,150,548
Net realized gains on futures contracts		706,043
Net realized gains on foreign currency transactions	+	32

Net realized gains		54,856,623
Net unrealized gains on investments		265,562,411
Net unrealized gains on futures contracts		339,608
Net unrealized losses on foreign currency translations	+	(27)

Net unrealized gains	+	265,901,992

Net realized and unrealized gains		320,758,615

Increase in net assets resulting from operations		$330,022,976

See financial notes 29

 Schwab Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$9,264,361	$19,211,448
Net realized gains		54,856,623	25,984,048
Net unrealized gains	+	265,901,992	155,560,330

Increase in net assets from operations		330,022,976	200,755,826

Distributions to Shareholders

Distributions from net investment income		($18,535,012)	($18,916,913)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,900,739	$102,471,103	15,179,714	$229,787,494
Shares reinvested		518,572	8,706,829	668,254	10,164,135
Shares redeemed	+	(13,700,634)	(235,167,611)	(26,352,231)	(399,147,122)

Net transactions in fund shares		(7,281,323)	($123,989,679)	(10,504,263)	($159,195,493)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		113,591,739	$1,792,423,256	124,096,002	$1,769,779,836
Total increase or decrease	+	(7,281,323)	187,498,285	(10,504,263)	22,643,420

End of period		106,310,416	$1,979,921,541	113,591,739	$1,792,423,256

Net investment income not yet distributed			$4,453,414		$13,724,065

30 See financial notes

Schwab Dividend Equity Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	12.08		10.94	10.63	15.66	14.60	12.80

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.21	0.25	0.32	0.28	0.26
Net realized and unrealized gains (losses)	1.98		1.14	0.31	(4.97)	1.37	1.98

Total from investment operations	2.10		1.35	0.56	(4.65)	1.65	2.24
Less distributions:
Distributions from net investment income	(0.11)		(0.21)	(0.25)	(0.33)	(0.28)	(0.28)
Distributions from net realized gains	—		—	—	(0.05)	(0.31)	(0.16)

Total distributions	(0.11)		(0.21)	(0.25)	(0.38)	(0.59)	(0.44)

Net asset value at end of period	14.07		12.08	10.94	10.63	15.66	14.60

Total return (%)	17.40	[2]	12.42	5.62	(30.23)	11.55	17.86

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.88	[3]	0.89	0.90 [4]	0.89	0.89	0.90
Gross operating expenses	0.89	[3]	0.89	0.91	0.89	0.89	0.90
Net investment income (loss)	1.78	[3]	1.74	2.40	2.33	1.83	1.92
Portfolio turnover rate	7	[2]	37	39	22	18	36
Net assets, end of period ($ x 1,000,000)	1,473		1,322	1,297	824	1,340	729

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

See financial notes 31

 Schwab Dividend Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	1,164,703,599	1,465,214,703
0.4%	Short-Term Investments	5,239,565	5,239,566

99.9%	Total Investments	1,169,943,164	1,470,454,269
0.1%	Other Assets and Liabilities, Net		2,188,384

100.0%	Total Net Assets		1,472,642,653

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 0.2%
Johnson Controls, Inc.	70,500	2,890,500

Banks 3.3%
Commerce Bancshares, Inc.	169,750	7,224,560
Fifth Third Bancorp	225,000	2,985,750
M&T Bank Corp.	50,000	4,418,500
PNC Financial Services Group, Inc.	250,000	15,585,000
Wells Fargo & Co.	650,000	18,921,500

		49,135,310

Capital Goods 6.1%
Caterpillar, Inc.	100,000	11,541,000
Eaton Corp.	520,000	27,835,600
General Electric Co.	600,000	12,270,000
Northrop Grumman Corp.	215,400	13,701,594
The Timken Co.	125,000	7,048,750
United Technologies Corp.	200,000	17,916,000

		90,312,944

Commercial & Professional Supplies 2.2%
Avery Dennison Corp.	350,000	14,609,000
R.R. Donnelley & Sons Co.	955,600	18,022,616

		32,631,616

Consumer Durables & Apparel 0.4%
Whirlpool Corp.	75,000	6,463,500

Consumer Services 2.6%
McDonald’s Corp.	300,000	23,493,000
Starbucks Corp.	405,500	14,675,045

		38,168,045

Diversified Financials 5.3%
American Express Co.	330,000	16,196,400
Bank of America Corp.	850,000	10,438,000
Capital One Financial Corp.	135,000	7,388,550
JPMorgan Chase & Co.	912,084	41,618,393
Legg Mason, Inc.	75,000	2,786,250

		78,427,593

Energy 12.7%
Anadarko Petroleum Corp.	310,000	24,471,400
Apache Corp.	50,000	6,668,500
Chevron Corp.	100,000	10,944,000
ConocoPhillips	508,000	40,096,440
Murphy Oil Corp.	175,000	13,559,000
National Oilwell Varco, Inc.	50,000	3,834,500
Occidental Petroleum Corp.	309,000	35,315,610
Spectra Energy Corp.	575,000	16,698,000
The Williams Cos., Inc.	500,000	16,585,000
Valero Energy Corp.	675,000	19,102,500

		187,274,950

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	300,000	24,276,000
The Kroger Co.	275,000	6,685,250
Wal-Mart Stores, Inc.	200,000	10,996,000

		41,957,250

Food, Beverage & Tobacco 7.1%
Archer-Daniels-Midland Co.	485,000	17,954,700
Corn Products International, Inc.	219,600	12,099,960
H.J. Heinz Co.	585,500	29,995,165
Hormel Foods Corp.	110,000	3,235,100
Kraft Foods, Inc., Class A	300,000	10,074,000
The Hershey Co.	200,000	11,542,000
Tyson Foods, Inc., Class A	975,000	19,402,500

		104,303,425

Health Care Equipment & Services 4.1%
AmerisourceBergen Corp.	150,000	6,096,000
Becton, Dickinson & Co.	214,600	18,442,724
Cardinal Health, Inc.	275,000	12,014,750
McKesson Corp.	250,000	20,752,500
UnitedHealth Group, Inc.	50,000	2,461,500

		59,767,474

Household & Personal Products 0.5%
Herbalife Ltd.	60,000	5,386,800
Nu Skin Enterprises, Inc., Class A	50,000	1,604,500

		6,991,300

Insurance 4.0%
HCC Insurance Holdings, Inc.	250,000	8,135,000
Marsh & McLennan Cos., Inc.	115,000	3,482,200

32 See financial notes

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Prudential Financial, Inc.	180,000	11,415,600
The Chubb Corp.	201,000	13,103,190
The Travelers Cos., Inc.	358,000	22,654,240

		58,790,230

Materials 5.5%
Ashland, Inc.	25,000	1,552,000
Ball Corp.	150,000	5,596,500
Celanese Corp., Series A	125,000	6,240,000
Eastman Chemical Co.	75,000	8,043,750
International Paper Co.	500,000	15,440,000
MeadWestvaco Corp.	486,500	16,390,185
PPG Industries, Inc.	256,000	24,235,520
Sonoco Products Co.	100,000	3,456,000

		80,953,955

Media 1.1%
Gannett Co., Inc.	200,000	3,012,000
Time Warner, Inc.	365,000	13,818,900

		16,830,900

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Abbott Laboratories	375,000	19,515,000
Bristol-Myers Squibb Co.	935,000	26,273,500
Eli Lilly & Co.	590,000	21,835,900
Johnson & Johnson	230,000	15,115,600
Merck & Co., Inc.	460,000	16,537,000
Pfizer, Inc.	600,000	12,576,000

		111,853,000

Real Estate 1.6%
Jones Lang LaSalle, Inc.	50,000	5,119,000
Rayonier, Inc.	286,200	18,992,232

		24,111,232

Retailing 4.3%
Limited Brands, Inc.	200,000	8,232,000
Macy’s, Inc.	300,000	7,173,000
The Gap, Inc.	400,000	9,296,000
The Home Depot, Inc.	450,000	16,713,000
The TJX Cos., Inc.	400,000	21,448,000

		62,862,000

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	100,000	4,031,000
Intel Corp.	1,125,000	26,088,750
Microchip Technology, Inc.	260,000	10,670,400

		40,790,150

Software & Services 9.2%
Automatic Data Processing, Inc.	300,000	16,305,000
CA, Inc.	650,000	15,983,500
Computer Sciences Corp.	275,000	14,019,500
Fidelity National Information Services, Inc.	50,000	1,655,000
International Business Machines Corp.	307,500	52,453,350
Microsoft Corp.	700,000	18,214,000
Oracle Corp.	450,000	16,222,500

		134,852,850

Technology Hardware & Equipment 4.4%
Harris Corp.	100,000	5,313,000
Hewlett-Packard Co.	450,000	18,166,500
Jabil Circuit, Inc.	200,000	3,968,000
Molex, Inc.	300,000	8,100,000
TE Connectivity Ltd.	400,000	14,340,000
Tellabs, Inc.	625,000	3,075,000
Xerox Corp.	1,175,000	11,855,750

		64,818,250

Telecommunication Services 5.0%
AT&T, Inc.	1,090,407	33,933,466
Verizon Communications, Inc.	1,034,000	39,064,520

		72,997,986

Transportation 1.2%
Ryder System, Inc.	75,000	4,012,500
Union Pacific Corp.	25,000	2,586,750
United Parcel Service, Inc., Class B	150,000	11,245,500

		17,844,750

Utilities 5.4%
Ameren Corp.	300,000	8,793,000
DTE Energy Co.	568,700	28,736,411
Edison International	175,000	6,872,250
Integrys Energy Group, Inc.	201,200	10,534,832
NiSource, Inc.	625,000	12,156,250
Pinnacle West Capital Corp.	225,000	9,762,750
UGI Corp.	100,000	3,330,000

		80,185,493

Total Common Stock
(Cost $1,164,703,599)		1,465,214,703

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.4% of net assets

Time Deposit 0.3%
Citibank
0.03%, 05/02/11	4,564,614	4,564,614

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.01%, 06/16/11 (a)	250,000	249,982

See financial notes 33

 Schwab Dividend Equity Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)
0.09%, 06/16/11 (a)	425,000	424,970

		674,952

Total Short-Term Investments
(Cost $5,239,565)		5,239,566

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $1,170,016,466 and the unrealized appreciation and depreciation were $331,340,714 and ($30,902,911), respectively, with a net unrealized appreciation of $300,437,803.

(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	65	4,419,025	159,624

34 See financial notes

 Schwab Dividend Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $1,169,943,164)		$1,470,454,269
Receivables:
Dividends		2,567,352
Fund shares sold		1,095,547
Due from broker for futures		15,600
Interest		8
Prepaid expenses	+	26,229

Total assets		1,474,159,005

Liabilities

Payables:
Investment adviser and administrator fees		75,219
Shareholder service fees		32,951
Fund shares redeemed		1,316,811
Accrued expenses	+	91,371

Total liabilities		1,516,352

Net Assets

Total assets		1,474,159,005
Total liabilities	−	1,516,352

Net assets		$1,472,642,653

Net Assets by Source
Capital received from investors		1,360,938,720
Net investment income not yet distributed		1,275,417
Net realized capital losses		(190,247,136)
Net unrealized capital gains		300,675,652

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,472,642,653		104,642,484		$14.07

See financial notes 35

 Schwab Dividend Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends		$18,486,410
Interest	+	1,864

Total investment income		18,488,274

Expenses

Investment adviser and administrator fees		4,297,110
Shareholder service fees		1,699,978
Shareholder reports		42,825
Portfolio accounting fees		33,083
Transfer agent fees		19,419
Professional fees		18,271
Registration fees		14,715
Custodian fees		14,190
Trustees’ fees		7,448
Other expenses	+	18,105

Total expenses		6,165,144
Payment for state filing fees (see financial note 11)	−	24,043
Expense reduction by CSIM and its affiliates	−	20,553

Net expenses	−	6,120,548

Net investment income		12,367,726

Realized and Unrealized Gains (Losses)

Net realized gains on investments		26,173,679
Net realized gains on futures contracts	+	1,474,468

Net realized gains		27,648,147
Net unrealized gains on investments		184,884,915
Net unrealized losses on futures contracts	+	(373,220)

Net unrealized gains	+	184,511,695

Net realized and unrealized gains		212,159,842

Increase in net assets resulting from operations		$224,527,568

36 See financial notes

 Schwab Dividend Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$12,367,726	$23,338,283
Net realized gains		27,648,147	29,546,200
Net unrealized gains	+	184,511,695	100,905,343

Increase in net assets from operations		224,527,568	153,789,826

Distributions to Shareholders

Distributions from net investment income		($11,214,091)	($23,865,611)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,392,947	$96,650,547	14,952,206	$175,992,941
Shares reinvested		447,136	5,912,308	1,093,635	12,717,783
Shares redeemed	+	(12,637,239)	(165,047,646)	(25,189,162)	(294,251,289)

Net transactions in fund shares		(4,797,156)	($62,484,791)	(9,143,321)	($105,540,565)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,439,640	$1,321,813,967	118,582,961	$1,297,430,317
Total increase or decrease	+	(4,797,156)	150,828,686	(9,143,321)	24,383,650

End of period		104,642,484	$1,472,642,653	109,439,640	$1,321,813,967

Net investment income not yet distributed			$1,275,417		$121,782

See financial notes 37

Schwab Large-Cap Growth Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.48		9.10	8.22	12.77	11.09	9.73

Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.05	0.06	0.04	0.02
Net realized and unrealized gains (losses)	1.82		1.39	0.87	(4.56)	1.67	1.35

Total from investment operations	1.85		1.44	0.92	(4.50)	1.71	1.37
Less distributions:
Distributions from net investment income	(0.06)		(0.06)	(0.04)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	12.27		10.48	9.10	8.22	12.77	11.09

Total return (%)	17.71	[2]	15.83	11.36	(35.36)	15.47	14.04

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.99	[3]	1.00 [4]	0.99	0.99	0.99	0.99
Gross operating expenses	1.05	[3]	1.04	1.03	1.01	1.03	1.12
Net investment income (loss)	0.60	[3]	0.39	0.65	0.53	0.33	0.26
Portfolio turnover rate	21	[2]	57	63	49	30	53
Net assets, end of period ($ x 1,000,000)	248		219	360	332	492	107

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.

38 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.0%	Common Stock	181,300,833	243,331,151
2.0%	Short-Term Investments	4,806,967	4,806,967

100.0%	Total Investments	186,107,800	248,138,118
0.0%	Other Assets and Liabilities, Net		87,575

100.0%	Total Net Assets		248,225,693

	Number	Value
Security	of Shares	($)

Common Stock 98.0% of net assets

Automobiles & Components 0.3%
Ford Motor Co. *	50,000	773,500

Banks 0.8%
Wells Fargo & Co.	70,000	2,037,700

Capital Goods 8.8%
AGCO Corp. *	42,000	2,418,360
Caterpillar, Inc.	30,000	3,462,300
Deere & Co.	30,000	2,925,000
Eaton Corp.	59,400	3,179,682
General Electric Co.	75,000	1,533,750
Honeywell International, Inc.	40,000	2,449,200
Oshkosh Corp. *	14,500	459,070
Parker Hannifin Corp.	23,500	2,216,520
The Timken Co.	35,000	1,973,650
Tyco International Ltd.	26,000	1,267,240

		21,884,772

Commercial & Professional Supplies 2.9%
Avery Dennison Corp.	108,800	4,541,312
R.R. Donnelley & Sons Co.	139,400	2,629,084

		7,170,396

Consumer Durables & Apparel 1.7%
NIKE, Inc., Class B	15,000	1,234,800
Polo Ralph Lauren Corp.	13,100	1,713,087
Tempur-Pedic International, Inc. *	12,200	765,916
Whirlpool Corp.	5,000	430,900

		4,144,703

Consumer Services 4.4%
McDonald’s Corp.	38,400	3,007,104
Starbucks Corp.	146,700	5,309,073
Wynn Resorts Ltd.	10,000	1,471,500
Yum! Brands, Inc.	20,000	1,072,800

		10,860,477

Diversified Financials 1.7%
American Express Co.	10,800	530,064
JPMorgan Chase & Co.	64,800	2,956,824
State Street Corp.	15,000	698,250

		4,185,138

Energy 11.9%
Anadarko Petroleum Corp.	39,200	3,094,448
Chevron Corp.	45,500	4,979,520
ConocoPhillips	35,000	2,762,550
El Paso Corp.	225,000	4,367,250
Exxon Mobil Corp.	40,000	3,520,000
Halliburton Co.	15,000	757,200
Hess Corp.	20,000	1,719,200
Murphy Oil Corp.	28,000	2,169,440
National Oilwell Varco, Inc.	18,400	1,411,096
Peabody Energy Corp.	32,600	2,178,332
Valero Energy Corp.	45,000	1,273,500
Whiting Petroleum Corp. *	20,000	1,390,000

		29,622,536

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	30,000	2,427,600
Whole Foods Market, Inc.	25,000	1,569,000

		3,996,600

Food, Beverage & Tobacco 4.2%
Archer-Daniels-Midland Co.	85,000	3,146,700
H.J. Heinz Co.	39,300	2,013,339
The Hershey Co.	43,500	2,510,385
Tyson Foods, Inc., Class A	136,600	2,718,340

		10,388,764

Health Care Equipment & Services 3.9%
AmerisourceBergen Corp.	25,000	1,016,000
Cardinal Health, Inc.	31,900	1,393,711
Henry Schein, Inc. *	21,600	1,578,312
Humana, Inc. *	34,000	2,588,080
McKesson Corp.	39,000	3,237,390

		9,813,493

Household & Personal Products 2.4%
Energizer Holdings, Inc. *	41,900	3,164,707
Herbalife Ltd.	30,000	2,693,400

		5,858,107

Insurance 1.1%
Aflac, Inc.	47,500	2,669,025

See financial notes 39

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 6.3%
Ball Corp.	70,000	2,611,700
Celanese Corp., Series A	101,200	5,051,904
International Paper Co.	88,300	2,726,704
MeadWestvaco Corp.	100,000	3,369,000
PPG Industries, Inc.	20,000	1,893,400

		15,652,708

Media 0.1%
Time Warner, Inc.	10,000	378,600

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
Agilent Technologies, Inc. *	15,000	748,650
Allergan, Inc.	61,000	4,853,160
Cephalon, Inc. *	45,000	3,456,000
Johnson & Johnson	20,000	1,314,400
Mylan, Inc. *	55,000	1,370,600
Perrigo Co.	10,000	903,600
Thermo Fisher Scientific, Inc. *	9,000	539,910
Waters Corp. *	30,000	2,940,000

		16,126,320

Real Estate 3.0%
CB Richard Ellis Group, Inc., Class A *	167,000	4,460,570
Jones Lang LaSalle, Inc.	30,000	3,071,400

		7,531,970

Retailing 5.1%
Kohl’s Corp.	13,000	685,230
Limited Brands, Inc.	75,500	3,107,580
Macy’s, Inc.	11,500	274,965
PetSmart, Inc.	15,000	632,550
Target Corp.	48,000	2,356,800
The Gap, Inc.	157,300	3,655,652
The TJX Cos., Inc.	35,000	1,876,700

		12,589,477

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	35,000	549,150
Intel Corp.	120,000	2,782,800
Lam Research Corp. *	27,000	1,304,370
ON Semiconductor Corp. *	75,000	788,250

		5,424,570

Software & Services 16.2%
Accenture plc, Class A	104,600	5,975,798
BMC Software, Inc. *	45,000	2,260,350
CA, Inc.	130,000	3,196,700
Computer Sciences Corp.	41,000	2,090,180
International Business Machines Corp.	72,100	12,298,818
Intuit, Inc. *	96,500	5,361,540
MasterCard, Inc., Class A	10,000	2,758,900
Microsoft Corp.	75,000	1,951,500
Oracle Corp.	77,300	2,786,665
Symantec Corp. *	75,000	1,473,750

		40,154,201

Technology Hardware & Equipment 8.9%
Dell, Inc. *	30,000	465,300
EMC Corp. *	173,200	4,908,488
Hewlett-Packard Co.	175,000	7,064,750
NetApp, Inc. *	35,000	1,819,300
SanDisk Corp. *	20,000	982,800
TE Connectivity Ltd.	137,000	4,911,450
Western Digital Corp. *	47,000	1,870,600

		22,022,688

Telecommunication Services 0.2%
MetroPCS Communications, Inc. *	31,000	521,730

Transportation 3.5%
Delta Air Lines, Inc. *	35,000	363,300
Union Pacific Corp.	27,800	2,876,466
United Parcel Service, Inc., Class B	73,000	5,472,810

		8,712,576

Utilities 0.3%
Constellation Energy Group, Inc.	15,000	546,300
The AES Corp. *	20,000	264,800

		811,100

Total Common Stock
(Cost $181,300,833)		243,331,151

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 2.0% of net assets

Time Deposit 1.8%
Citibank
0.03%, 05/02/11	4,357,001	4,357,001

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.09%, 06/16/11 (a)	300,000	299,977
0.01%, 06/16/11 (a)	150,000	149,989

		449,966

Total Short-Term Investments
(Cost $4,806,967)		4,806,967

End of Investments.

40 See financial notes

 Schwab Large-Cap Growth Fund

Portfolio Holdings (Unaudited) continued

At 04/30/11, the tax basis cost of the fund’s investments was $186,667,652 and the unrealized appreciation and depreciation were $62,517,040 and ($1,046,574), respectively, with a net unrealized appreciation of $61,470,466.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	60	4,079,100	108,802

See financial notes 41

 Schwab Large-Cap Growth Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $186,107,800)		$248,138,118
Receivables:
Fund shares sold		184,139
Dividends		174,962
Due from broker for futures		14,400
Foreign tax reclaims		1,300
Income from securities on loan		893
Interest		7
Prepaid expenses	+	7,091

Total assets		248,520,910

Liabilities

Payables:
Investment adviser and administrator fees		13,933
Shareholder service fees		5,671
Fund shares redeemed		213,019
Accrued expenses	+	62,594

Total liabilities		295,217

Net Assets

Total assets		248,520,910
Total liabilities	−	295,217

Net assets		$248,225,693

Net Assets by Source
Capital received from investors		269,308,094
Net investment income not yet distributed		137,816
Net realized capital losses		(83,359,338)
Net unrealized capital gains		62,139,121

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$248,225,693		20,236,612		$12.27

42 See financial notes

 Schwab Large-Cap Growth Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $975)		$1,848,805
Interest		936
Securities on loan	+	1,037

Total investment income		1,850,778

Expenses

Investment adviser and administrator fees		839,319
Shareholder service fees		288,391
Shareholder reports		22,268
Portfolio accounting fees		19,826
Professional fees		15,904
Registration fees		12,059
Transfer agent fees		10,496
Custodian fees		4,963
Trustees’ fees		3,483
Other expenses	+	3,848

Total expenses		1,220,557
Expense reduction by CSIM and its affiliates	−	66,493

Net expenses	−	1,154,064

Net investment income		696,714

Realized and Unrealized Gains (Losses)

Net realized gains on investments		13,857,987
Net realized gains on futures contracts	+	763,253

Net realized gains		14,621,240
Net unrealized gains on investments		22,951,918
Net unrealized losses on futures contracts	+	(189,590)

Net unrealized gains	+	22,762,328

Net realized and unrealized gains		37,383,568

Increase in net assets resulting from operations		$38,080,282

See financial notes 43

 Schwab Large-Cap Growth Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$696,714	$1,222,042
Net realized gains		14,621,240	19,541,476
Net unrealized gains	+	22,762,328	20,023,881

Increase in net assets from operations		38,080,282	40,787,399

Distributions to Shareholders

Distributions from net investment income		($1,241,602)	($2,274,429)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,225,597	$25,361,575	5,456,543	$53,850,747
Shares reinvested		51,489	572,557	67,864	671,851
Shares redeemed	+	(2,976,322)	(33,958,825)	(24,147,177)	(233,766,378)

Net transactions in fund shares		(699,236)	($8,024,693)	(18,622,770)	($179,243,780)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,935,848	$219,411,706	39,558,618	$360,142,516
Total increase or decrease	+	(699,236)	28,813,987	(18,622,770)	(140,730,810)

End of period		20,236,612	$248,225,693	20,935,848	$219,411,706

Net investment income not yet distributed			$137,816		$682,704

44 See financial notes

Schwab Small-Cap Equity Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.96		11.14	10.55	18.22	17.80	15.78

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	(0.04)	(0.02)	(0.01)	(0.10)	(0.02)
Net realized and unrealized gains (losses)	3.67		2.86	0.61	(6.59)	0.60	2.49

Total from investment operations	3.67		2.82	0.59	(6.60)	0.50	2.47
Less distributions:
Distributions from net investment income	—		—	(0.00)[2]	—	—	(0.02)
Distributions from net realized gains	—		—	—	(1.07)	(0.08)	(0.43)

Total distributions	—		—	(0.00)[2]	(1.07)	(0.08)	(0.45)

Net asset value at end of period	17.63		13.96	11.14	10.55	18.22	17.80

Total return (%)	26.29	[3]	25.31	5.65	(38.16)	2.80	15.89

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.10	[4]	1.12	1.12	1.11	1.09	1.12
Gross operating expenses	1.12	[4]	1.14	1.17	1.12	1.09	1.14
Net investment income (loss)	0.05	[4]	(0.26)	(0.16)	(0.09)	(0.28)	(0.21)
Portfolio turnover rate	25	[3]	64	85	50	106	82
Net assets, end of period ($ x 1,000,000)	255		219	202	79	228	276

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Amount is less than $0.01.
3 Not annualized.
4 Annualized.

See financial notes 45

 Schwab Small-Cap Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

97.0%		Common Stock	181,248,425	247,380,788
2.9%		Short-Term Investments	7,436,945	7,436,945

99.9%		Total Investments	188,685,370	254,817,733
0.9%		Collateral Invested for Securities on Loan	2,212,894	2,212,894
(0	.8)%	Other Assets and Liabilities, Net		(2,033,565)

100.0%		Total Net Assets		254,997,062

	Number	Value
Security	of Shares	($)

Common Stock 97.0% of net assets

Automobiles & Components 0.2%
Standard Motor Products, Inc.	42,100	599,925

Banks 3.7%
1st Source Corp.	19,600	415,912
BancFirst Corp.	26,800	1,079,236
Bank of the Ozarks, Inc.	300	13,359
Banner Corp.	179,100	492,525
Capital City Bank Group, Inc. (a)	4,200	47,040
Chemical Financial Corp.	17,400	350,262
Community Trust Bancorp, Inc.	12,500	353,750
Enterprise Financial Services Corp.	4,600	68,540
First Citizens BancShares, Inc., Class A	7,600	1,520,076
First Interstate BancSystem, Inc.	5,312	72,668
First Merchants Corp.	11,600	107,532
Great Southern Bancorp, Inc.	2,200	45,540
MainSource Financial Group, Inc.	19,800	190,674
Metro Bancorp, Inc. *	12,400	155,000
Renasant Corp.	12,500	209,750
Republic Bancorp, Inc., Class A	25,300	551,034
Sandy Spring Bancorp, Inc.	7,000	125,090
Southwest Bancorp, Inc. *	38,800	550,184
StellarOne Corp.	11,800	165,200
Trustmark Corp.	51,400	1,194,536
UMB Financial Corp.	30,300	1,275,933
Union First Market Bankshares Corp.	4,400	56,012
Webster Financial Corp.	3,100	66,712
WesBanco, Inc.	12,600	255,780

		9,362,345

Capital Goods 9.2%
Aircastle Ltd.	111,870	1,393,900
Alamo Group, Inc.	45,900	1,313,199
Albany International Corp., Class A	25,100	635,281
Altra Holdings, Inc. *	92,300	2,343,497
Applied Industrial Technologies, Inc.	4,200	148,092
Blount International, Inc. *	37,800	627,480
Cubic Corp.	26,700	1,443,936
DXP Enterprises, Inc. *	10,700	280,875
EnerSys *	49,900	1,890,711
Franklin Electric Co., Inc.	25,100	1,132,261
General Cable Corp. *	36,600	1,775,100
Great Lakes Dredge & Dock Co.	156,000	1,162,200
Kadant, Inc. *	28,000	863,800
L.B. Foster Co., Class A	4,000	170,240
Layne Christensen Co. *	25,300	752,928
Mueller Industries, Inc.	27,700	1,083,624
NACCO Industries, Inc., Class A	6,900	726,087
Tredegar Corp.	68,000	1,487,840
TriMas Corp. *	79,000	1,833,590
Trinity Industries, Inc.	46,700	1,690,540
Twin Disc, Inc.	21,700	739,319

		23,494,500

Commercial & Professional Supplies 2.9%
Consolidated Graphics, Inc. *	39,000	2,189,850
G & K Services, Inc., Class A	44,400	1,469,640
Interface, Inc., Class A	12,000	223,680
M&F Worldwide Corp. *	20,000	501,800
Multi-Color Corp.	4,800	99,168
SFN Group, Inc. *	164,400	1,731,132
UniFirst Corp.	23,300	1,206,008

		7,421,278

Consumer Durables & Apparel 3.9%
Arctic Cat, Inc. *	29,200	490,268
Blyth, Inc.	37,025	1,745,358
Helen of Troy Ltd. *	23,000	715,760
JAKKS Pacific, Inc. *	25,700	540,728
Jarden Corp.	40,100	1,459,239
Libbey, Inc. *	65,200	1,111,660
Lifetime Brands, Inc. *	3,800	60,496
Perry Ellis International, Inc. *	59,000	1,662,620
Quiksilver, Inc. *	376,681	1,638,562
Steinway Musical Instruments, Inc. *	7,800	195,000
The Jones Group, Inc.	12,500	170,375
Unifi, Inc. *	5,033	82,139

		9,872,205

Consumer Services 3.0%
Biglari Holdings, Inc. *	3,200	1,399,168
Cracker Barrel Old Country Store, Inc.	25,900	1,326,857
Monarch Casino & Resort, Inc. *	7,500	85,950
Multimedia Games, Inc. *	30,200	177,274
Papa John’s International, Inc. *	44,800	1,346,688
Ruby Tuesday, Inc. *	150,900	1,585,959
Service Corp. International	135,000	1,588,950

46 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Steiner Leisure Ltd. *	2,600	126,204

		7,637,050

Diversified Financials 5.5%
Advance America Cash Advance Centers, Inc.	105,400	619,752
BGC Partners, Inc., Class A	243,400	2,348,810
Calamos Asset Management, Inc., Class A	104,900	1,706,723
Dollar Financial Corp. *	77,550	1,782,874
First Cash Financial Services, Inc. *	53,000	2,079,720
HFF, Inc., Class A *	19,300	288,921
Interactive Brokers Group, Inc., Class A	64,400	1,129,576
MarketAxess Holdings, Inc.	36,300	883,905
Nelnet, Inc., Class A	64,788	1,492,068
World Acceptance Corp. *	23,800	1,617,210

		13,949,559

Energy 9.3%
Bristow Group, Inc. *	16,100	747,040
Callon Petroleum Co. *	12,700	86,995
Cloud Peak Energy, Inc. *	57,500	1,197,150
Crosstex Energy, Inc.	167,100	1,762,905
CVR Energy, Inc. *	131,500	2,923,245
DHT Holdings, Inc.	42,000	181,860
Exterran Holdings, Inc. *	35,400	768,534
Green Plains Renewable Energy, Inc. (a)*	26,803	335,574
Gulf Island Fabrication, Inc.	32,100	1,134,414
International Coal Group, Inc. *	316,300	3,488,789
Newpark Resources, Inc. *	160,400	1,448,412
OYO Geospace Corp. *	11,100	1,035,408
REX American Resources Corp. *	4,700	81,216
SEACOR Holdings, Inc.	12,000	1,185,960
Stone Energy Corp. *	43,600	1,541,696
TETRA Technologies, Inc. *	109,800	1,621,746
Western Refining, Inc. *	117,000	1,984,320
World Fuel Services Corp.	54,800	2,168,984

		23,694,248

Food, Beverage & Tobacco 1.7%
Alliance One International, Inc. *	187,700	748,923
B&G Foods, Inc.	18,000	325,440
Coca-Cola Bottling Co.	20,600	1,451,270
Dole Food Co., Inc. (a)*	46,495	642,096
John B. Sanfilippo & Son, Inc. *	12,900	141,900
Omega Protein Corp. *	80,000	1,030,400
Seneca Foods Corp., Class A *	5,000	139,800

		4,479,829

Health Care Equipment & Services 2.9%
AMERIGROUP Corp. *	4,400	300,520
Cantel Medical Corp.	36,900	956,817
Centene Corp. *	7,300	264,479
Chemed Corp.	1,700	118,371
Cross Country Healthcare, Inc. *	20,700	153,594
CryoLife, Inc. *	46,100	269,224
Greatbatch, Inc. *	21,900	592,833
Hanger Orthopedic Group, Inc. *	25,400	690,118
Healthspring, Inc. *	19,500	809,055
Integra LifeSciences Holdings *	7,400	387,094
Invacare Corp.	39,800	1,309,420
Magellan Health Services, Inc. *	23,600	1,227,672
National Healthcare Corp.	2,700	125,442
Providence Service Corp. *	11,700	172,458

		7,377,097

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	13,439	134,659
Elizabeth Arden, Inc. *	29,400	883,764

		1,018,423

Insurance 1.3%
American Equity Investment Life Holding Co.	90,900	1,168,974
American Financial Group, Inc.	39,100	1,398,607
FBL Financial Group, Inc., Class A	13,200	402,600
Infinity Property & Casualty Corp.	4,800	283,680
Meadowbrook Insurance Group, Inc.	20,400	208,896

		3,462,757

Materials 4.3%
Boise, Inc.	132,900	1,305,078
Buckeye Technologies, Inc.	41,000	1,154,560
Ferro Corp. *	79,100	1,186,500
Georgia Gulf Corp. *	35,600	1,401,928
Graphic Packaging Holding Co. *	109,500	601,155
Minerals Technologies, Inc.	18,400	1,251,200
Neenah Paper, Inc.	57,300	1,336,809
PolyOne Corp.	135,300	1,959,144
Rockwood Holdings, Inc. *	10,300	584,422
TPC Group, Inc. *	4,400	173,536

		10,954,332

Media 1.6%
AH Belo Corp., Class A *	25,000	208,000
Cinemark Holdings, Inc.	39,700	807,101
Fisher Communications, Inc. *	3,600	108,900
Journal Communications, Inc., Class A *	78,800	429,460
Sinclair Broadcast Group, Inc., Class A	99,000	1,137,510
The E.W. Scripps Co., Class A *	40,600	385,700
The New York Times Co., Class A *	126,100	1,025,193

		4,101,864

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
Albany Molecular Research, Inc. *	135,100	660,639
Bio-Rad Laboratories, Inc., Class A *	12,000	1,501,440
Bruker Corp. *	87,000	1,717,380
Caliper Life Sciences, Inc. *	99,600	666,324
Cambrex Corp. *	105,400	554,404
Cubist Pharmaceuticals, Inc. *	30,400	1,029,040
Emergent Biosolutions, Inc. *	11,400	264,594
Enzon Pharmaceuticals, Inc. *	98,900	1,135,372
Hi-Tech Pharmacal Co., Inc. *	40,700	1,125,762

See financial notes 47

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Impax Laboratories, Inc. *	73,400	2,009,692
Kendle International, Inc. *	84,500	849,225
Medicis Pharmaceutical Corp., Class A	58,900	2,088,594
Par Pharmaceutical Cos., Inc. *	74,900	2,579,556
PerkinElmer, Inc.	19,900	562,573
SuperGen, Inc. *	73,200	198,372
The Medicines Co. *	97,400	1,529,180
ViroPharma, Inc. *	84,500	1,630,005
Zalicus, Inc. *	511,400	1,564,884

		21,667,036

Real Estate 6.6%
Apartment Investment & Management Co., Class A	39,600	1,067,616
Ashford Hospitality Trust	108,500	1,352,995
CBL & Associates Properties, Inc.	83,200	1,545,024
Colonial Properties Trust	67,200	1,421,952
Equity Lifestyle Properties, Inc.	22,400	1,339,968
Home Properties, Inc.	21,500	1,363,100
LaSalle Hotel Properties	49,600	1,395,744
Pennsylvania Real Estate Investment Trust	76,300	1,204,777
PS Business Parks, Inc.	17,600	1,060,576
Saul Centers, Inc.	6,900	302,151
Strategic Hotel & Resorts, Inc. *	173,700	1,184,634
Sunstone Hotel Investors, Inc. *	87,500	915,250
Tanger Factory Outlet Centers, Inc.	49,000	1,353,870
Taubman Centers, Inc.	2,700	157,005
U-Store-It Trust	108,400	1,231,424

		16,896,086

Retailing 3.3%
Ascena Retail Group, Inc. *	38,900	1,217,181
Dillard’s, Inc., Class A	34,000	1,632,680
Select Comfort Corp. *	92,100	1,461,627
The Children’s Place Retail Stores, Inc. *	25,600	1,361,152
The Finish Line, Inc., Class A	75,200	1,616,048
The Pep Boys - Manny, Moe & Jack	74,900	1,026,130

		8,314,818

Semiconductors & Semiconductor Equipment 6.5%
Amkor Technology, Inc. *	175,900	1,178,530
ATMI, Inc. *	45,300	901,923
Diodes, Inc. *	76,100	2,604,142
Entegris, Inc. *	156,400	1,349,732
Fairchild Semiconductor International, Inc. *	111,600	2,340,252
FEI Co. *	46,000	1,493,160
IXYS Corp. *	26,700	423,462
Kulicke & Soffa Industries, Inc. *	124,500	1,127,970
MKS Instruments, Inc.	31,400	891,132
Photronics, Inc. *	291,800	2,547,414
SunPower Corp., Class A (a)*	76,700	1,669,759

		16,527,476

Software & Services 10.2%
ACI Worldwide, Inc. *	47,900	1,582,616
Acxiom Corp. *	75,200	1,094,912
Cardtronics, Inc. *	87,600	1,861,500
Convergys Corp. *	104,300	1,512,350
CSG Systems International, Inc. *	52,900	1,123,596
DST Systems, Inc.	8,600	424,066
Euronet Worldwide, Inc. *	63,000	1,181,250
Internap Network Services Corp. *	131,800	1,066,262
Keynote Systems, Inc.	20,200	431,068
Lawson Software, Inc. *	138,700	1,535,409
Manhattan Associates, Inc. *	51,100	1,847,265
MAXIMUS, Inc.	16,700	1,335,833
ModusLink Global Solutions, Inc.	24,200	126,808
Monotype Imaging Holdings, Inc. *	65,000	884,000
Radiant Systems, Inc. *	47,600	948,192
TeleTech Holdings, Inc. *	99,800	1,983,026
TIBCO Software, Inc. *	19,700	590,803
Unisys Corp. *	41,240	1,224,003
United Online, Inc.	159,300	1,051,380
VeriFone Systems, Inc. *	69,800	3,826,436
Virtusa Corp. *	15,900	296,694

		25,927,469

Technology Hardware & Equipment 3.8%
Benchmark Electronics, Inc. *	33,900	572,910
Black Box Corp.	12,000	419,280
Brightpoint, Inc. *	83,400	844,008
Coherent, Inc. *	3,600	225,036
CTS Corp.	59,200	650,608
Insight Enterprises, Inc. *	93,800	1,609,608
Oplink Communications, Inc. *	64,100	1,269,180
OSI Systems, Inc. *	11,600	445,324
Plantronics, Inc.	38,200	1,416,074
Symmetricom, Inc. *	74,300	453,230
Vishay Intertechnology, Inc. *	92,500	1,764,900

		9,670,158

Telecommunication Services 2.6%
IDT Corp., Class B	62,800	1,820,572
USA Mobility, Inc.	74,600	1,152,570
Vonage Holdings Corp. *	734,500	3,790,020

		6,763,162

Transportation 2.4%
Alaska Air Group, Inc. *	33,600	2,213,232
AMERCO *	7,100	722,212
Atlas Air Worldwide Holdings, Inc. *	14,900	1,026,759
Dollar Thrifty Automotive Group, Inc. *	22,100	1,523,353
International Shipholding Corp.	16,600	398,234
Park-Ohio Holdings Corp. *	8,600	183,352

		6,067,142

Utilities 3.2%
Chesapeake Utilities Corp.	8,900	380,831
El Paso Electric Co. *	62,200	1,926,956
PNM Resources, Inc.	89,700	1,375,101
Southwest Gas Corp.	62,900	2,501,533
The Laclede Group, Inc.	17,500	671,475

48 See financial notes

 Schwab Small-Cap Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unisource Energy Corp.	34,100	1,266,133

		8,122,029

Total Common Stock
(Cost $181,248,425)		247,380,788

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 2.9% of net assets

Time Deposits 2.8%
Bank of America
0.03%, 05/02/11	184,659	184,659
Brown Brothers Harriman
0.03%, 05/02/11	6,498,312	6,498,312
Citibank
0.03%, 05/02/11	184,659	184,659
HSBC Bank USA
0.03%, 05/02/11	184,659	184,659
Wells Fargo
0.03%, 05/02/11	184,659	184,659

		7,236,948

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.01%, 06/16/11 (b)	200,000	199,997

Total Short-Term Investments
(Cost $7,436,945)		7,436,945

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.9% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	2,212,894	2,212,894

Total Collateral Invested for Securities on Loan
(Cost $2,212,894)		2,212,894

End of Collateral Invested for Securities on Loan

At 04/30/11, the tax basis cost of the fund’s investments was $188,750,367 and the unrealized appreciation and depreciation were $70,046,868 and ($3,979,502), respectively, with a net unrealized appreciation of $66,067,366.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	55	4,751,450	49,934

See financial notes 49

 Schwab Small-Cap Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $2,559,468 (cost $188,685,370)		$254,817,733
Collateral invested for securities on loan		2,212,894
Receivables:
Fund shares sold		508,431
Dividends		57,036
Due from broker for futures		24,750
Income from securities on loan		1,503
Interest		12
Prepaid expenses	+	3,196

Total assets		257,625,555

Liabilities

Collateral held for securities on loan		2,212,894
Payables:
Investment adviser and administrator fees		16,949
Shareholder service fees		5,366
Fund shares redeemed		350,620
Accrued expenses	+	42,664

Total liabilities		2,628,493

Net Assets

Total assets		257,625,555
Total liabilities	−	2,628,493

Net assets		$254,997,062

Net Assets by Source
Capital received from investors		260,917,898
Net investment income not yet distributed		59,873
Net realized capital losses		(72,168,500)
Net unrealized capital gains		66,187,791

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$254,997,062		14,464,880		$17.63

50 See financial notes

 Schwab Small-Cap Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends		$1,356,202
Interest		884
Securities on loan	+	7,693

Total investment income		1,364,779

Expenses

Investment adviser and administrator fees		957,212
Shareholder service fees		289,581
Portfolio accounting fees		21,137
Professional fees		16,159
Shareholder reports		12,211
Transfer agent fees		8,516
Registration fees		7,789
Custodian fees		5,946
Trustees’ fees		3,493
Interest expense		18
Other expenses	+	2,936

Total expenses		1,324,998
Payment for state filing fees (see financial note 11)	−	10,838
Expense reduction by CSIM and its affiliates	−	9,254

Net expenses	−	1,304,906

Net investment income		59,873

Realized and Unrealized Gains (Losses)

Net realized gains on investments		18,371,362
Net realized gains on futures contracts	+	1,222,443

Net realized gains		19,593,805
Net unrealized gains on investments		36,183,061
Net unrealized losses on futures contracts	+	(474,147)

Net unrealized gains	+	35,708,914

Net realized and unrealized gains		55,302,719

Increase in net assets resulting from operations		$55,362,592

See financial notes 51

 Schwab Small-Cap Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income (loss)		$59,873	($554,304)
Net realized gains		19,593,805	19,962,409
Net unrealized gains	+	35,708,914	29,183,645

Increase in net assets from operations		55,362,592	48,591,750

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		687,269	$10,936,382	1,457,019	$18,515,745
Shares redeemed	+	(1,904,494)	(30,225,630)	(3,898,642)	(50,114,637)

Net transactions in fund shares		(1,217,225)	($19,289,248)	(2,441,623)	($31,598,892)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,682,105	$218,923,718	18,123,728	$201,930,860
Total increase or decrease	+	(1,217,225)	36,073,344	(2,441,623)	16,992,858

End of period		14,464,880	$254,997,062	15,682,105	$218,923,718

Net investment income not yet distributed			$59,873		$—

52 See financial notes

Schwab Hedged Equity Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	14.79		13.45	12.55	16.39	15.98	14.46

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.08)	(0.05)	(0.05)	0.14	0.07
Net realized and unrealized gains (losses)	1.58		1.42	0.96	(3.63)	0.36	1.76

Total from investment operations	1.57		1.34	0.91	(3.68)	0.50	1.83
Less distributions:
Distributions from net investment income	—		—	(0.01)	(0.16)	(0.09)	(0.05)
Distributions from net realized gains	—		—	—	—	—	(0.26)

Total distributions	—		—	(0.01)	(0.16)	(0.09)	(0.31)

Net asset value at end of period	16.36		14.79	13.45	12.55	16.39	15.98

Total return (%)	10.62	[2]	9.96	7.28	(22.66)	3.11	12.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.84	[3]	1.97	2.07 [4]	2.17 [5]	2.03 [5]	1.90
Net operating expenses (excluding dividend expense on short sales)	1.41	[3,6]	1.38 [7]	1.62 [4,7]	1.77	1.77	1.77 [8]
Gross operating expenses	1.86	[3]	1.99	2.29	2.19	2.04	1.97
Net investment income (loss)	(0.13)[3]		(0.54)	(0.41)	(0.17)	0.79	0.77
Portfolio turnover rate	46	[2]	115	169	138	72	100
Net assets, end of period ($ x 1,000,000)	307		329	306	343	948	931

* Unaudited.

1 Effective September 28, 2009, the Investor Shares class and the Select Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2 Not annualized.
3 Annualized.
4 Effective May 5, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
5 The ratio of net operating expense would have been 2.02% and 2.16% for the periods ended 10/31/07 and 10/31/08, respectively, if interest expense had not been incurred.
6 The ratio of net operating expenses would have been 1.33% if stock loan fees on short sales and payment for state filing fees (see financial note 11) had not been included.
7 The ratio of net operating expenses would have been 1.47% and 1.31% for the period ended 10/31/09 and 10/31/10, respectively, if stock loan fees on short sales had not been incurred.
8 The ratio of net operating expenses would have been 1.76%, if interest expense had not been incurred.

See financial notes 53

 Schwab Hedged Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.0%		Common Stock	240,817,096	303,994,275
0.9%		Other Investment Company	2,716,902	2,716,902
0.1%		Short-Term Investment	224,975	224,975

100.0%		Total Investments	243,758,973	306,936,152
(30	.6)%	Short Sales	(79,361,165)	(93,830,758)
30.6%		Other Assets and Liabilities, Net		93,774,449

100.0%		Total Net Assets		306,879,843

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Banks 3.7%
Fifth Third Bancorp	75,300	999,231
PNC Financial Services Group, Inc. (a)	55,200	3,441,168
SunTrust Banks, Inc.	12,900	363,651
Wells Fargo & Co. (a)	225,900	6,575,949

		11,379,999

Capital Goods 6.4%
Cubic Corp.	42,500	2,298,400
Eaton Corp.	35,600	1,905,668
General Cable Corp. (a)*	99,500	4,825,750
General Electric Co.	95,800	1,959,110
KBR, Inc.	18,700	717,519
The Timken Co.	56,800	3,202,952
Tyco International Ltd. (a)	96,600	4,708,284

		19,617,683

Commercial & Professional Supplies 3.0%
Avery Dennison Corp. (a)	104,100	4,345,134
KAR Auction Services, Inc. *	11,000	214,500
R.R. Donnelley & Sons Co.	241,500	4,554,690

		9,114,324

Consumer Durables & Apparel 1.2%
Harman International Industries, Inc.	8,000	388,240
Jarden Corp.	4,300	156,477
Newell Rubbermaid, Inc.	52,300	996,838
Whirlpool Corp.	25,700	2,214,826

		3,756,381

Consumer Services 3.6%
Brinker International, Inc.	84,000	2,023,560
Cracker Barrel Old Country Store, Inc.	58,700	3,007,201
Service Corp. International (a)	80,400	946,308
Starbucks Corp. (a)	137,600	4,979,744

		10,956,813

Diversified Financials 6.5%
Capital One Financial Corp.	49,100	2,687,243
JPMorgan Chase & Co. (a)	161,200	7,355,556
Legg Mason, Inc.	20,900	776,435
State Street Corp.	48,300	2,248,365
The NASDAQ OMX Group, Inc. (a)*	80,300	2,176,130
UBS AG - Reg’d *	232,400	4,648,000

		19,891,729

Energy 14.4%
Anadarko Petroleum Corp. (a)	31,700	2,502,398
Chevron Corp.	54,100	5,920,704
ConocoPhillips	81,700	6,448,581
El Paso Corp. (a)	227,900	4,423,539
Hess Corp.	58,600	5,037,256
Murphy Oil Corp.	64,200	4,974,216
Nabors Industries Ltd. *	72,200	2,212,208
National Oilwell Varco, Inc. (a)	64,300	4,931,167
Peabody Energy Corp. (a)	18,000	1,202,760
SEACOR Holdings, Inc.	11,000	1,087,130
Sunoco, Inc.	49,600	2,115,936
Valero Energy Corp.	26,000	735,800
World Fuel Services Corp. (a)	66,700	2,639,986

		44,231,681

Food & Staples Retailing 1.8%
Ruddick Corp.	28,200	1,170,864
Safeway, Inc.	87,200	2,119,832
The Kroger Co.	92,500	2,248,675

		5,539,371

Food, Beverage & Tobacco 6.7%
Bunge Ltd.	27,800	2,097,232
Corn Products International, Inc. (a)	85,600	4,716,560
Dole Food Co., Inc. *	16,705	230,696
H.J. Heinz Co.	56,200	2,879,126
Hormel Foods Corp.	75,300	2,214,573
Smithfield Foods, Inc. *	148,700	3,503,372
Tyson Foods, Inc., Class A (a)	239,200	4,760,080

		20,401,639

Health Care Equipment & Services 1.6%
Cardinal Health, Inc.	36,700	1,603,423
McKesson Corp. (a)	41,300	3,428,313

		5,031,736

54 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.7%
Herbalife Ltd.	23,100	2,073,918

Insurance 3.2%
American Financial Group, Inc.	130,500	4,667,985
Fidelity National Financial, Inc., Class A	4,800	74,112
Principal Financial Group, Inc.	37,300	1,258,875
Prudential Financial, Inc. (a)	35,000	2,219,700
The Hartford Financial Services Group, Inc.	51,300	1,486,161

		9,706,833

Materials 7.8%
Alcoa, Inc.	87,000	1,479,000
Ashland, Inc. (a)	13,300	825,664
Ball Corp.	34,700	1,294,657
Cabot Corp.	2,800	125,580
Cytec Industries, Inc.	30,500	1,789,740
Ferro Corp. *	70,900	1,063,500
International Paper Co. (a)	156,300	4,826,544
MeadWestvaco Corp.	143,900	4,847,991
PolyOne Corp. (a)	186,300	2,697,624
PPG Industries, Inc.	53,600	5,074,312

		24,024,612

Media 2.9%
The New York Times Co., Class A *	31,700	257,721
The Washington Post Co., Class B	8,100	3,530,790
Time Warner, Inc. (a)	136,533	5,169,139

		8,957,650

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
Bio-Rad Laboratories, Inc., Class A *	37,700	4,717,024
Bristol-Myers Squibb Co.	103,100	2,897,110
Cephalon, Inc. *	61,000	4,684,800
Mylan, Inc. *	47,900	1,193,668
PerkinElmer, Inc.	38,000	1,074,260
Pfizer, Inc. (a)	268,500	5,627,760
Watson Pharmaceuticals, Inc. (a)*	79,900	4,955,398

		25,150,020

Real Estate 4.0%
Apartment Investment & Management Co., Class A (a)	105,800	2,852,368
CB Richard Ellis Group, Inc., Class A *	131,900	3,523,049
Jones Lang LaSalle, Inc.	31,000	3,173,780
Rayonier, Inc.	42,400	2,813,664

		12,362,861

Retailing 1.4%
Macy’s, Inc. (a)	48,200	1,152,462
PetSmart, Inc.	76,400	3,221,788

		4,374,250

Semiconductors & Semiconductor Equipment 1.2%
Amkor Technology, Inc. *	147,054	985,262
Fairchild Semiconductor International, Inc. *	28,700	601,839
Micron Technology, Inc. (a)*	198,600	2,242,194

		3,829,295

Software & Services 9.6%
Accenture plc, Class A	15,800	902,654
CA, Inc.	114,300	2,810,637
Computer Sciences Corp. (a)	82,800	4,221,144
Convergys Corp. *	143,200	2,076,400
DST Systems, Inc.	80,200	3,954,662
Fidelity National Information Services, Inc.	10,000	331,000
International Business Machines Corp. (a)	44,900	7,659,042
Lawson Software, Inc. *	34,400	380,808
MAXIMUS, Inc.	26,500	2,119,735
Symantec Corp. *	118,600	2,330,490
Synopsys, Inc. *	72,200	1,977,558
TeleTech Holdings, Inc. *	34,100	677,567

		29,441,697

Technology Hardware & Equipment 3.7%
Brocade Communications Systems, Inc. *	310,600	1,941,250
EchoStar Corp., Class A *	54,300	2,013,444
Ingram Micro, Inc., Class A *	63,300	1,185,609
Jabil Circuit, Inc.	16,600	329,344
Lexmark International, Inc., Class A *	16,000	516,000
NCR Corp. *	60,000	1,188,600
TE Connectivity Ltd. (a)	7,400	265,290
Tech Data Corp. *	39,600	2,103,948
Vishay Intertechnology, Inc. *	11,100	211,788
Xerox Corp.	155,600	1,570,004

		11,325,277

Telecommunication Services 2.8%
AT&T, Inc. (a)	115,800	3,603,696
Telephone & Data Systems, Inc. (a)	125,500	4,211,780
Verizon Communications, Inc.	19,000	717,820

		8,533,296

Transportation 1.5%
Alaska Air Group, Inc. (a)*	70,600	4,650,422

Utilities 3.1%
Ameren Corp.	88,900	2,605,659
NiSource, Inc. (a)	156,000	3,034,200
Southwest Gas Corp.	62,500	2,485,625
The AES Corp. *	114,600	1,517,304

		9,642,788

Total Common Stock
(Cost $240,817,096)		303,994,275

See financial notes 55

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.9% of net assets

Money Fund 0.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,716,902	2,716,902

Total Other Investment Company
(Cost $2,716,902)		2,716,902

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.09%, 06/16/11 (b)	225,000	224,975

Total Short-Term Investment
(Cost $224,975)		224,975

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $243,775,270 and the unrealized appreciation and depreciation were $69,019,442 and ($5,858,560), respectively, with a net unrealized appreciation of $63,160,882.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is held as collateral for open futures contracts.

Reg’d —	Registered

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	15	1,019,775	36,836

56 See financial notes

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Short Sales 30.6% of net assets

Automobiles & Components 1.3%
BorgWarner, Inc. *	20,900	1,614,316
Gentex Corp.	78,100	2,448,435

		4,062,751

Banks 0.6%
People’s United Financial, Inc.	133,000	1,820,770

Capital Goods 2.7%
Foster Wheeler AG *	43,300	1,540,181
Precision Castparts Corp.	15,900	2,456,868
Terex Corp. *	65,800	2,288,524
TransDigm Group, Inc. *	12,000	999,600
USG Corp. *	73,400	1,131,828

		8,417,001

Commercial & Professional Supplies 0.2%
Robert Half International, Inc.	20,900	633,897

Consumer Durables & Apparel 2.5%
D.R. Horton, Inc.	130,900	1,628,396
Lennar Corp., Class A	45,100	856,449
M.D.C. Holdings, Inc.	38,900	1,135,491
PulteGroup, Inc. *	229,600	1,866,648
Toll Brothers, Inc. *	106,800	2,243,868

		7,730,852

Diversified Financials 2.2%
CME Group, Inc.	4,900	1,449,273
Greenhill & Co., Inc.	1,800	106,200
Northern Trust Corp.	29,200	1,459,708
T. Rowe Price Group, Inc.	22,400	1,439,200
TD Ameritrade Holding Corp.	102,300	2,203,542

		6,657,923

Energy 3.7%
Cobalt International Energy, Inc. *	153,800	2,153,200
CONSOL Energy, Inc.	29,500	1,595,655
Diamond Offshore Drilling, Inc.	28,600	2,169,882
EOG Resources, Inc.	13,700	1,546,867
Petrohawk Energy Corp. *	86,400	2,333,664
Ultra Petroleum Corp. *	32,500	1,650,675

		11,449,943

Food & Staples Retailing 0.5%
Sysco Corp.	54,400	1,572,704

Food, Beverage & Tobacco 1.4%
Altria Group, Inc.	72,300	1,940,532
Green Mountain Coffee Roasters, Inc. *	35,000	2,343,600

		4,284,132

Health Care Equipment & Services 0.5%
Intuitive Surgical, Inc. *	4,500	1,573,650

Insurance 1.8%
Assured Guaranty Ltd.	108,300	1,841,100
MBIA, Inc. *	175,100	1,807,032
Old Republic International Corp.	140,400	1,778,868

		5,427,000

Materials 2.9%
Allegheny Technologies, Inc.	22,900	1,648,800
Ecolab, Inc.	13,300	701,708
Martin Marietta Materials, Inc.	7,802	711,464
Owens-Illinois, Inc. *	6,900	204,723
Southern Copper Corp.	35,700	1,337,322
United States Steel Corp.	40,500	1,932,255
Vulcan Materials Co.	48,700	2,201,240

		8,737,512

Media 0.1%
DreamWorks Animation SKG, Inc., Class A *	8,900	235,761

Other Investment Company 2.4%
iShares S&P 100 Index Fund	120,000	7,314,000

Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Human Genome Sciences, Inc. *	73,100	2,154,257
Seattle Genetics, Inc. *	24,800	411,928
Vertex Pharmaceuticals, Inc. *	45,000	2,475,900

		5,042,085

Real Estate 0.1%
Boston Properties, Inc.	3,100	324,043

Retailing 0.0%
Urban Outfitters, Inc. *	2,300	72,358

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A *	39,300	1,382,574
Cree, Inc. *	30,100	1,226,274
MEMC Electronic Materials, Inc. *	176,000	2,082,080

		4,690,928

Software & Services 0.7%
Adobe Systems, Inc. *	44,600	1,496,330
Rovi Corp. *	10,800	524,448
TiVo, Inc. *	27,000	258,390

		2,279,168

Technology Hardware & Equipment 1.9%
Acme Packet, Inc. *	21,200	1,751,332
Aruba Networks, Inc. *	46,500	1,670,745

See financial notes 57

 Schwab Hedged Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ciena Corp. *	80,000	2,259,200

		5,681,277

Transportation 1.3%
C.H. Robinson Worldwide, Inc.	30,200	2,421,436
Expeditors International of Washington, Inc.	29,300	1,590,111

		4,011,547

Utilities 0.6%
Southern Co.	46,400	1,811,456

Total Short Sales
(Proceeds $79,361,165)		93,830,758

End of Short Sale Positions.

*	Non-income producing security

58 See financial notes

 Schwab Hedged Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $243,758,973)		$306,936,152
Deposits with broker for short sales		93,334,256
Receivables:
Fund shares sold		1,227,408
Dividends		364,614
Due from broker for futures		10,323
Foreign tax reclaims		4,830
Interest		588
Prepaid expenses	+	6,607

Total assets		401,884,778

Liabilities

Securities sold short, at value (proceeds $79,361,165)		93,830,758
Payables:
Investment adviser and administrator fees		26,510
Shareholder service fees		4,353
Fund shares redeemed		1,014,537
Dividends on short sales		82,433
Accrued expenses	+	46,344

Total liabilities		95,004,935

Net Assets

Total assets		401,884,778
Total liabilities	−	95,004,935

Net assets		$306,879,843

Net Assets by Source
Capital received from investors		279,351,871
Distributions in excess of net investment income		(192,686)
Net realized capital losses		(21,027,837)
Net unrealized capital gains		48,748,495

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$306,879,843		18,756,922		$16.36

See financial notes 59

 Schwab Hedged Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $104)		$2,634,964

Expenses

Investment adviser and administrator fees		1,612,816
Shareholder service fees		358,052
Dividends on short sales		661,741
Stock loan fees on short sales		131,712
Professional fees		21,945
Transfer agent fees		21,804
Portfolio accounting fees		20,400
Registration fees		11,402
Shareholder reports		7,689
Custodian fees		5,720
Trustees’ fees		3,806
Interest expense		1,664
Other expenses	+	4,485

Total expenses		2,863,236
Expense reduction by CSIM and its affiliates	−	26,274
Payment for state filing fees (see financial note 11)	−	9,290
Custody credits	−	22

Net expenses	−	2,827,650

Net investment loss		(192,686)

Realized and Unrealized Gains (Losses)

Net realized gains on investments		28,044,359
Net realized gains on futures contracts		965,265
Net realized losses on short sales	+	(18,459,635)

Net realized gains		10,549,989
Net unrealized gains on investments		26,778,457
Net unrealized losses on futures contracts		(261,556)
Net unrealized losses on short sales	+	(5,252,795)

Net unrealized gains	+	21,264,106

Net realized and unrealized gains		31,814,095

Increase in net assets resulting from operations		$31,621,409

60 See financial notes

 Schwab Hedged Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment loss		($192,686)	($1,746,653)
Net realized gains		10,549,989	21,406,852
Net unrealized gains	+	21,264,106	11,929,922

Increase in net assets from operations		31,621,409	31,590,121

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,346,883	$36,777,697	8,005,470	$113,763,890
Shares redeemed	+	(5,847,145)	(90,604,508)	(8,465,059)	(121,801,322)

Net transactions in fund shares		(3,500,262)	($53,826,811)	(459,589)	($8,037,432)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,257,184	$329,085,245	22,716,773	$305,532,556
Total increase or decrease	+	(3,500,262)	(22,205,402)	(459,589)	23,552,689

End of period		18,756,922	$306,879,843	22,257,184	$329,085,245

Distributions in excess of net investment income			($192,686)		$—

See financial notes 61

Schwab Financial Services Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	9.74		8.77	9.05	15.88	15.75	14.42

Income (loss) from investment operations:
Net investment income (loss)	0.04		0.04	0.08	0.18	0.18	0.10
Net realized and unrealized gains (losses)	1.15		0.99	(0.21)	(6.78)	0.25	1.98

Total from investment operations	1.19		1.03	(0.13)	(6.60)	0.43	2.08
Less distributions:
Distributions from net investment income	(0.04)		(0.06)	(0.15)	(0.21)	(0.11)	(0.11)
Distributions from net realized gains	—		—	—	(0.02)	(0.19)	(0.64)

Total distributions	(0.04)		(0.06)	(0.15)	(0.23)	(0.30)	(0.75)

Net asset value at end of period	10.89		9.74	8.77	9.05	15.88	15.75

Total return (%)	12.21	[1]	11.79	(1.10)	(42.08)	2.75	14.85

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.92	[2,3]	0.95 [4]	0.96 [5]	0.94	0.90	0.98
Gross operating expenses	1.04	[2]	1.04	0.99	0.94	0.90	0.98
Net investment income (loss)	0.68	[2]	0.37	0.91	1.56	1.06	0.87
Portfolio turnover rate	32	[1]	54	47	59	54	57
Net assets, end of period ($ x 1,000,000)	54		52	64	84	94	95

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.94%, if payment for state filing fees had not been included. (See financial note 11)
4 The ratio of net operating expenses would have been 0.94%, if certain non-routine expenses had not been incurred.
5 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

62 See financial notes

 Schwab Financial Services Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.3%	Common Stock	48,272,915	53,453,374
0.1%	Short-Term Investment	39,156	39,156

99.4%	Total Investments	48,312,071	53,492,530
0.6%	Other Assets and Liabilities, Net		303,857

100.0%	Total Net Assets		53,796,387

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Banks 21.4%
1st Source Corp.	3,100	65,782
BancFirst Corp.	10,400	418,808
Fifth Third Bancorp	118,900	1,577,803
Financial Institutions, Inc.	3,000	51,000
First California Financial Group, Inc. *	9,700	37,345
First Citizens BancShares, Inc., Class A	6,208	1,241,662
Great Southern Bancorp, Inc.	1,600	33,120
MainSource Financial Group, Inc.	6,700	64,521
PNC Financial Services Group, Inc.	35,500	2,213,070
Southwest Bancorp, Inc. *	10,500	148,890
SunTrust Banks, Inc.	33,600	947,184
Trustmark Corp.	13,500	313,740
U.S. Bancorp	12,500	322,750
UMB Financial Corp.	29,100	1,225,401
Wells Fargo & Co.	98,500	2,867,335

		11,528,411

Diversified Financials 36.6%
Bank of America Corp.	153,500	1,884,980
Bank of New York Mellon Corp.	66,900	1,937,424
BGC Partners, Inc., Class A	96,000	926,400
Calamos Asset Management, Inc., Class A	12,100	196,867
Capital One Financial Corp.	32,700	1,789,671
Citigroup, Inc. *	521,500	2,393,685
First Cash Financial Services, Inc. *	27,500	1,079,100
Interactive Brokers Group, Inc., Class A	53,100	931,374
JPMorgan Chase & Co.	78,300	3,572,829
Legg Mason, Inc.	43,200	1,604,880
State Street Corp.	29,500	1,373,225
The Goldman Sachs Group, Inc.	2,000	302,020
The NASDAQ OMX Group, Inc. *	11,400	308,940
UBS AG - Reg’d *	70,700	1,414,000

		19,715,395

Insurance 25.0%
ACE Ltd.	5,200	349,700
Aflac, Inc.	14,500	814,755
American Equity Investment Life Holding Co.	64,100	824,326
American Financial Group, Inc.	42,450	1,518,436
Berkshire Hathaway, Inc., Class B *	23,500	1,957,550
FBL Financial Group, Inc., Class A	26,600	811,300
Fidelity National Financial, Inc., Class A	72,100	1,113,224
Horace Mann Educators Corp.	29,400	525,672
Infinity Property & Casualty Corp.	13,400	791,940
Loews Corp.	31,400	1,389,764
Principal Financial Group, Inc.	26,300	887,625
Protective Life Corp.	5,200	139,932
Prudential Financial, Inc.	13,500	856,170
Reinsurance Group of America, Inc.	16,400	1,038,120
The Hartford Financial Services Group, Inc.	4,000	115,880
Unitrin, Inc.	11,000	332,640

		13,467,034

Real Estate 16.3%
Apartment Investment & Management Co., Class A	18,800	506,848
Ashford Hospitality Trust	29,700	370,359
Camden Property Trust	5,500	345,125
CB Richard Ellis Group, Inc., Class A *	18,700	499,477
CBL & Associates Properties, Inc.	12,700	235,839
Colonial Properties Trust	13,900	294,124
Equity Lifestyle Properties, Inc.	3,700	221,334
Host Hotels & Resorts, Inc.	41,554	739,246
Jones Lang LaSalle, Inc.	5,400	552,852
Kimco Realty Corp.	15,600	304,824
LaSalle Hotel Properties	14,800	416,472
Pennsylvania Real Estate Investment Trust	15,500	244,745
PS Business Parks, Inc.	5,600	337,456
Rayonier, Inc.	8,700	577,332
Realty Income Corp.	9,200	327,060
Simon Property Group, Inc.	5,159	590,912
SL Green Realty Corp.	5,300	437,409
Strategic Hotel & Resorts, Inc. *	43,600	297,352
Sunstone Hotel Investors, Inc. *	21,000	219,660
The Macerich Co.	7,800	411,996
Vornado Realty Trust	8,400	812,112

		8,742,534

Total Common Stock
(Cost $48,272,915)		53,453,374

See financial notes 63

 Schwab Financial Services Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Citibank
0.03%, 05/02/11	39,156	39,156

Total Short-Term Investment
(Cost $39,156)		39,156

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $48,312,197 and the unrealized appreciation and depreciation were $6,851,118 and ($1,670,785), respectively, with a net unrealized appreciation of $5,180,333.

*	Non-income producing security.

Reg’d —	Registered

64 See financial notes

 Schwab Financial Services Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $48,312,071)		$53,492,530
Cash		194
Receivables:
Investments sold		287,253
Dividends		44,802
Fund shares sold		30,743
Receivable from investment adviser		133
Prepaid expenses	+	1,201

Total assets		53,856,856

Liabilities

Payables:
Investment adviser and administrator fees		2,226
Shareholder service fees		2,947
Fund shares redeemed		32,251
Accrued expenses	+	23,045

Total liabilities		60,469

Net Assets

Total assets		53,856,856
Total liabilities	−	60,469

Net assets		$53,796,387

Net Assets by Source
Capital received from investors		83,448,711
Net investment income not yet distributed		64,255
Net realized capital losses		(34,903,856)
Net unrealized capital gains		5,187,277

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$53,796,387		4,939,879		$10.89

See financial notes 65

 Schwab Financial Services Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends		$433,336
Interest	+	194

Total investment income		433,530

Expenses

Investment adviser and administrator fees		146,407
Shareholder service fees		66,332
Transfer agent fees		18,319
Portfolio accounting fees		18,244
Professional fees		13,846
Registration fees		8,149
Shareholder reports		5,772
Trustees’ fees		2,890
Custodian fees		2,140
Other expenses	+	910

Total expenses		283,009
Expense reduction by CSIM and its affiliates	−	28,153
Payment for state filing fees (see financial note 11)	−	4,394

Net expenses	−	250,462

Net investment income		183,068

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,726,555
Net unrealized gains on investments	+	3,326,284

Net realized and unrealized gains		6,052,839

Increase in net assets resulting from operations		$6,235,907

66 See financial notes

 Schwab Financial Services Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$183,068	$218,385
Net realized gains (losses)		2,726,555	(169,481)
Net unrealized gains	+	3,326,284	6,682,214

Increase in net assets from operations		6,235,907	6,731,118

Distributions to Shareholders

Distributions from net investment income		($200,494)	($407,141)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		561,951	$5,945,349	829,077	$8,100,181
Shares reinvested		17,076	178,785	40,105	363,351
Shares redeemed	+	(989,624)	(10,476,403)	(2,842,092)	(26,876,475)

Net transactions in fund shares		(410,597)	($4,352,269)	(1,972,910)	($18,412,943)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,350,476	$52,113,243	7,323,386	$64,202,209
Total increase or decrease	+	(410,597)	1,683,144	(1,972,910)	(12,088,966)

End of period		4,939,879	$53,796,387	5,350,476	$52,113,243

Net investment income not yet distributed			$64,255		$81,681

See financial notes 67

Schwab Health Care Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	15.48		13.41	12.55	17.08	15.05	14.03

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.13	0.08	0.05	(0.01)
Net realized and unrealized gains (losses)	2.84		2.01	0.82	(4.46)	2.11	1.03

Total from investment operations	2.92		2.20	0.95	(4.38)	2.16	1.02
Less distributions:
Distributions from net investment income	(0.19)		(0.13)	(0.09)	(0.05)	—	—
Distributions from net realized gains	—		—	—	(0.10)	(0.13)	—

Total distributions	(0.19)		(0.13)	(0.09)	(0.15)	(0.13)	—

Net asset value at end of period	18.21		15.48	13.41	12.55	17.08	15.05

Total return (%)	19.01	[1]	16.49	7.65	(25.87)	14.49	7.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.81	[2,3]	0.82	0.83 [4]	0.82	0.82	0.84
Gross operating expenses	0.86	[2]	0.86	0.85	0.82	0.82	0.84
Net investment income (loss)	0.94	[2]	1.14	0.88	0.48	0.32	(0.07)
Portfolio turnover rate	8	[1]	37	36	50	34	76
Net assets, end of period ($ x 1,000,000)	444		410	430	545	834	611

* Unaudited.

1 Not annualized.
2 Annualized.
3 The ratio of net operating expenses would have been 0.82%, if payment for state filing fees had not been included. (See financial note 11)
4 Effective July 1, 2009, the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

68 See financial notes

 Schwab Health Care Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

77.9%	Common Stock	250,344,636	346,069,450
19.2%	Foreign Common Stock	68,834,945	85,274,613
0.0%	Warrants	3,799	11,183
2.6%	Short-Term Investments	11,277,865	11,277,867

99.7%	Total Investments	330,461,245	442,633,113
0.0%	Collateral Invested for Securities on Loan	208,050	208,050
0.3%	Other Assets and Liabilities, Net		1,200,173

100.0%	Total Net Assets		444,041,336

	Number	Value
Security	of Shares	($)

Common Stock 77.9% of net assets

Health Care Equipment & Services 28.5%
AmerisourceBergen Corp.	200,000	8,128,000
Analogic Corp.	10,000	576,700
Baxter International, Inc.	115,000	6,543,500
Becton, Dickinson & Co.	40,000	3,437,600
Cardinal Health, Inc.	100,000	4,369,000
Cerner Corp. *	50,000	6,009,000
CIGNA Corp.	97,000	4,542,510
Coventry Health Care, Inc. *	25,000	806,750
DaVita, Inc. *	100,000	8,809,000
Express Scripts, Inc. *	48,000	2,723,520
Greatbatch, Inc. *	35,000	947,450
Health Management Associates, Inc., Class A *	100,000	1,128,000
Henry Schein, Inc. *	30,000	2,192,100
Hologic, Inc. *	350,000	7,707,000
Humana, Inc. *	100,000	7,612,000
Integra LifeSciences Holdings *	75,000	3,923,250
Invacare Corp.	175,000	5,757,500
LifePoint Hospitals, Inc. *	75,000	3,120,750
McKesson Corp.	100,000	8,301,000
Medco Health Solutions, Inc. *	42,000	2,491,860
Medidata Solutions, Inc. *	30,000	770,100
Sirona Dental Systems, Inc. *	115,000	6,563,050
SonoSite, Inc. *	20,000	694,000
Symmetry Medical, Inc. *	50,000	497,500
Tenet Healthcare Corp. *	200,000	1,386,000
The Cooper Cos., Inc.	120,000	8,988,000
UnitedHealth Group, Inc.	265,000	13,045,950
Varian Medical Systems, Inc. *	60,000	4,212,000
Wright Medical Group, Inc. *	75,000	1,239,750

		126,522,840

Pharmaceuticals, Biotechnology & Life Sciences 49.4%
Abbott Laboratories	150,000	7,806,000
Agilent Technologies, Inc. *	35,000	1,746,850
Alexion Pharmaceuticals, Inc. *	94,000	9,107,660
Allergan, Inc.	141,000	11,217,960
Amgen, Inc. *	303,000	17,225,550
Bio-Rad Laboratories, Inc., Class A *	30,000	3,753,600
Biogen Idec, Inc. *	147,000	14,310,450
Bristol-Myers Squibb Co.	475,000	13,347,500
Bruker Corp. *	171,000	3,375,540
Celgene Corp. *	50,000	2,944,000
Cephalon, Inc. *	119,000	9,139,200
Cubist Pharmaceuticals, Inc. *	234,000	7,920,900
Eli Lilly & Co.	150,000	5,551,500
Emergent Biosolutions, Inc. *	11,000	255,310
Enzon Pharmaceuticals, Inc. *	85,000	975,800
Gilead Sciences, Inc. *	35,000	1,359,400
Impax Laboratories, Inc. *	125,000	3,422,500
Johnson & Johnson	240,000	15,772,800
Life Technologies Corp. *	176,000	9,715,200
Merck & Co., Inc.	350,000	12,582,500
Mettler-Toledo International, Inc. *	5,000	937,000
Mylan, Inc. *	289,000	7,201,880
Nabi Biopharmaceuticals *	125,000	722,500
Par Pharmaceutical Cos., Inc. *	200,000	6,888,000
PerkinElmer, Inc.	85,000	2,402,950
Perrigo Co.	50,000	4,518,000
Pfizer, Inc.	799,000	16,747,040
Rigel Pharmaceuticals, Inc. *	50,000	455,500
The Medicines Co. *	75,000	1,177,500
Thermo Fisher Scientific, Inc. *	211,000	12,657,890
United Therapeutics Corp. *	48,000	3,214,080
ViroPharma, Inc. *	125,000	2,411,250
Watson Pharmaceuticals, Inc. *	140,000	8,682,800

		219,546,610

Total Common Stock
(Cost $250,344,636)		346,069,450

Foreign Common Stock 19.2% of net assets

Australia 2.3%

Pharmaceuticals, Biotechnology & Life Sciences 2.3%
CSL Ltd.	276,000	10,414,999

Denmark 2.6%

Health Care Equipment & Services 0.6%
Coloplast A/S, Class B	17,100	2,515,337

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
H. Lundbeck A/S	21,000	504,584
Novo Nordisk A/S, Class B	65,700	8,317,175

		8,821,759

		11,337,096

See financial notes 69

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 3.2%

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi	157,500	12,460,926
Stada Arzneimittel AG	40,000	1,769,974

		14,230,900

Germany 0.4%

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	20,000	1,755,891

Italy 0.3%

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Recordati S.p.A.	142,000	1,502,806

Japan 2.1%

Health Care Equipment & Services 0.1%
Fukuda Denshi Co., Ltd.	19,000	609,157

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Taisho Pharmaceutical Co., Ltd.	15,000	353,748
Takeda Pharmaceutical Co., Ltd.	176,000	8,529,458

		8,883,206

		9,492,363

Spain 0.2%

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	73,500	837,467

Sweden 0.1%

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares (b)	20,000	211,884

Switzerland 5.9%

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
Novartis AG - Reg’d	238,800	14,160,880
Roche Holding AG	74,400	12,076,593

		26,237,473

United Kingdom 2.1%

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
AstraZeneca plc	186,500	9,253,734

Total Foreign Common Stock
(Cost $68,834,945)		85,274,613

Warrants 0.0% of net assets

Malaysia 0.0%

Health Care Equipment & Services 0.0%
KPJ Healthcare Bhd *	12,500	11,183

Total Warrants
(Cost $3,799)		11,183

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 2.6% of net assets

Time Deposit 2.4%
Citibank
0.03%, 05/02/11	10,677,931	10,677,931

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill
0.09%, 06/16/11 (a)	600,000	599,936

Total Short-Term Investments
(Cost $11,277,865)		11,277,867

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	208,050	208,050

Total Collateral Invested for Securities on Loan
(Cost $208,050)		208,050

End of Collateral Invested for Securities on Loan

At 04/30/11, the tax basis cost of the fund’s investments was $330,584,264 and the unrealized appreciation and depreciation were $115,363,126 and ($3,314,277), respectively, with a net unrealized appreciation of $112,048,849.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $83,504,639 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.

Reg’d —	Registered

70 See financial notes

 Schwab Health Care Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	120	8,158,200	294,690

See financial notes 71

 Schwab Health Care Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $201,290 (cost $330,461,245)		$442,633,113
Collateral invested for securities on loan		208,050
Receivables:
Fund shares sold		1,549,037
Dividends		438,688
Foreign tax reclaims		254,042
Due from broker for futures		28,800
Income from securities on loan		3,932
Interest		18
Prepaid expenses	+	8,175

Total assets		445,123,855

Liabilities

Collateral held for securities on loan		208,050
Payables:
Investment adviser and administrator fees		19,267
Shareholder service fees		21,887
Fund shares redeemed		774,558
Accrued expenses	+	58,757

Total liabilities		1,082,519

Net Assets

Total assets		445,123,855
Total liabilities	−	1,082,519

Net assets		$444,041,336

Net Assets by Source
Capital received from investors		361,062,334
Net investment income not yet distributed		1,940,217
Net realized capital losses		(31,448,135)
Net unrealized capital gains		112,486,920

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$444,041,336		24,387,406		$18.21

72 See financial notes

 Schwab Health Care Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $199,115)		$3,597,040
Interest		2,017
Securities on loan	+	7,369

Total investment income		3,606,426

Expenses

Investment adviser and administrator fees		1,113,259
Shareholder service fees		511,772
Transfer agent fees		41,162
Portfolio accounting fees		27,200
Shareholder reports		23,851
Professional fees		14,750
Custodian fees		14,187
Registration fees		10,458
Trustees’ fees		4,126
Other expenses	+	6,223

Total expenses		1,766,988
Expense reduction by CSIM and its affiliates	−	76,483
Payment for state filing fees (see financial note 11)	−	25,700

Net expenses	−	1,664,805

Net investment income		1,941,621

Realized and Unrealized Gains (Losses)

Net realized gains on investments		11,915,876
Net realized gains on futures contracts		1,356,558
Net realized losses on foreign currency transactions	+	(8,774)

Net realized gains		13,263,660
Net unrealized gains on investments		58,062,202
Net unrealized losses on futures contracts		(238,154)
Net unrealized losses on foreign currency translations	+	(2,675)

Net unrealized gains	+	57,821,373

Net realized and unrealized gains		71,085,033

Increase in net assets resulting from operations		$73,026,654

See financial notes 73

 Schwab Health Care Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$1,941,621	$4,802,196
Net realized gains		13,263,660	3,563,654
Net unrealized gains	+	57,821,373	56,548,382

Increase in net assets from operations		73,026,654	64,914,232

Distributions to Shareholders

Distributions from net investment income		($4,837,988)	($4,113,182)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,316,088	$21,650,225	2,407,798	$35,270,249
Shares reinvested		268,207	4,275,227	249,452	3,669,445
Shares redeemed	+	(3,654,988)	(59,760,344)	(8,283,829)	(120,443,252)

Net transactions in fund shares		(2,070,693)	($33,834,892)	(5,626,579)	($81,503,558)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,458,099	$409,687,562	32,084,678	$430,390,070
Total increase or decrease	+	(2,070,693)	34,353,774	(5,626,579)	(20,702,508)

End of period		24,387,406	$444,041,336	26,458,099	$409,687,562

Net investment income not yet distributed			$1,940,217		$4,836,584

74 See financial notes

Schwab® International Core Equity Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–		11/1/08–	5/30/08[2]–
	4/30/11*		10/31/10		10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	7.80		7.25		5.85	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.07		0.16		0.03	0.06
Net realized and unrealized gains (losses)	0.91		0.57		1.46	(4.21)

Total from investment operations	0.98		0.73		1.49	(4.15)
Less distributions:
Distributions from net investment income	(0.19)		(0.18)		(0.09)	—

Net asset value at end of period	8.59		7.80		7.25	5.85

Total return (%)	12.78	[3]	10.09		25.98	(41.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.86	[4]	0.87	[5]	0.86	0.86	[4]
Gross operating expenses	1.19	[4]	1.27		1.60	1.39	[4]
Net investment income (loss)	1.99	[4]	1.85		1.19	1.67	[4]
Portfolio turnover rate	32	[3]	91	[6]	94	56	[3]
Net assets, end of period ($ x 1,000,000)	67		53		37	3

* Unaudited.

1 Effective October 7, 2009, the Investor Shares class, the Select Shares class and the Institutional Shares class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.86% if certain non-routine expenses had not been incurred.
6 Portfolio turnover excludes the impact of investment activity resulting from a merger with another fund. (See financial note 13).

See financial notes 75

 Schwab International Core Equity Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

95.3%	Common Stock	51,952,402	63,655,377
0.0%	Rights	3,129	3,009
4.1%	Other Investment Companies	2,514,591	2,769,989

99.4%	Total Investments	54,470,122	66,428,375
0.6%	Other Assets and Liabilities, Net		371,140

100.0%	Net Assets		66,799,515

	Number	Value
Security	of Shares	($)

Common Stock 95.3% of net assets

Australia 6.5%

Capital Goods 0.6%
UGL Ltd.	24,283	402,634

Diversified Financials 1.5%
Challenger Ltd.	99,231	526,288
IOOF Holdings Ltd.	59,393	467,441

		993,729

Energy 0.6%
Caltex Australia Ltd.	25,211	392,901

Food & Staples Retailing 0.1%
Wesfarmers Ltd.	1,344	49,236

Health Care Equipment & Services 0.6%
Ansell Ltd.	26,685	408,229

Materials 3.1%
BHP Billiton Ltd.	23,790	1,204,478
Orica Ltd.	12,314	359,741
Rio Tinto Ltd.	6,037	546,503

		2,110,722

		4,357,451

Austria 1.7%

Banks 0.8%
Erste Group Bank AG	2,304	116,322
Raiffeisen Bank International	7,833	431,686

		548,008

Energy 0.9%
OMV AG	11,068	504,595
Schoeller-Bleckmann Oilfield Equipment AG	524	53,037

		557,632

		1,105,640

Belgium 1.4%

Banks 0.7%
KBC GROEP N.V. *	11,683	475,579

Diversified Financials 0.7%
Banque Nationale de Belgique	93	482,113

		957,692

Brazil 0.6%

Capital Goods 0.3%
Embraer S.A.	26,900	211,343

Retailing 0.3%
Cia. Hering	7,500	162,328

		373,671

Canada 3.3%

Commercial & Professional Supplies 0.3%
Transcontinental, Inc., Class A	13,200	203,410

Consumer Durables & Apparel 0.3%
Gildan Activewear, Inc.	6,200	230,923

Materials 2.5%
Agrium, Inc.	1,100	99,705
Canfor Corp. *	12,100	159,347
Centerra Gold, Inc.	8,700	161,835
HudBay Minerals, Inc.	10,900	173,958
Inmet Mining Corp.	2,900	203,519
Lundin Mining Corp. *	22,200	217,272
Potash Corp. of Saskatchewan, Inc.	2,400	135,581
Teck Resources Ltd., Class B	4,200	228,300
West Fraser Timber Co., Ltd.	4,500	255,879

		1,635,396

Utilities 0.2%
ATCO Ltd., Class I	2,400	147,756
Canadian Utilities Ltd., Class A	300	17,005

		164,761

		2,234,490

China 1.8%

Capital Goods 0.9%
Harbin Power Equipment Co., Ltd.	204,000	196,767
Shanghai Electric Group Co., Ltd., Class H	378,000	187,816
Weichai Power Co., Ltd., Class H	32,000	219,275

		603,858

Consumer Durables & Apparel 0.3%
Luthai Textile Co., Ltd., Class B	234,785	225,144

Energy 0.6%
China Petroleum & Chemical Corp., Class H	228,000	229,817

76 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Inner Mongolia Yitai Coal Co., Ltd., Class B *	19,000	132,514

		362,331

		1,191,333

Denmark 2.9%

Food, Beverage & Tobacco 0.7%
Carlsberg A/S, Class B	3,745	444,363

Health Care Equipment & Services 0.4%
Coloplast A/S, Class B	1,874	275,657

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
H. Lundbeck A/S	21,033	505,377
Novo Nordisk A/S, Class B	5,812	735,760

		1,241,137

		1,961,157

Finland 0.8%

Capital Goods 0.8%
Wartsila Oyj	12,858	505,437

France 7.6%

Banks 1.3%
BNP Paribas	7,408	585,635
Natixis *	47,340	272,123

		857,758

Capital Goods 1.5%
Legrand S.A.	8,794	401,521
Safran S.A.	2,531	98,192
Zodiac Aerospace	6,497	509,907

		1,009,620

Commercial & Professional Supplies 0.4%
Societe BIC S.A.	3,053	296,821

Consumer Durables & Apparel 0.6%
Christian Dior S.A.	2,547	408,583

Energy 1.8%
Total S.A.	18,896	1,210,126

Household & Personal Products 0.2%
L’Oreal S.A.	861	109,144

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Sanofi	11,041	873,531

Retailing 0.0%
PPR	68	12,157

Telecommunication Services 0.5%
France Telecom S.A.	13,408	314,208

		5,091,948

Germany 7.5%

Banks 0.9%
Aareal Bank AG *	12,417	376,473
Commerzbank AG *	30,790	195,930

		572,403

Insurance 1.3%
Allianz SE - Reg’d	4,438	697,259
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	902	148,897

		846,156

Materials 1.1%
BASF SE *	6,876	706,054

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Bayer AG - Reg’d	10,012	878,999
Stada Arzneimittel AG	8,954	396,209

		1,275,208

Real Estate 0.2%
Patrizia Immobilien AG *	21,308	158,749

Retailing 0.7%
Douglas Holding AG	7,569	443,724

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	36,553	414,420

Utilities 0.8%
E.ON AG	16,435	561,734

		4,978,448

Hong Kong 6.0%

Capital Goods 0.3%
NWS Holdings Ltd.	125,000	184,130

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial (Holdings) Ltd.	21,500	74,275

Diversified Financials 0.7%
Guoco Group Ltd.	36,000	453,312

Energy 0.6%
CNOOC Ltd.	174,000	432,490

Real Estate 2.9%
Cheung Kong (Holdings) Ltd.	36,000	568,168
Great Eagle Holdings Ltd.	63,000	224,325
Hongkong Land Holdings Ltd.	64,000	479,949
Midland Holdings Ltd.	494,000	382,591
Soho China Ltd.	287,500	248,994
Sun Hung Kai Properties Ltd.	2,000	31,325

		1,935,352

Utilities 1.4%
CLP Holdings Ltd.	53,000	435,938
Power Assets Holdings Ltd.	72,000	504,185

		940,123

		4,019,682

Israel 0.8%

Materials 0.8%
Israel Chemicals Ltd.	29,481	523,256

Italy 2.9%

Energy 0.9%
Eni S.p.A.	23,399	626,476

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	11,391	32,732

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Recordati S.p.A.	47,023	497,651

See financial notes 77

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.5%
Telecom Italia S.p.A.	231,155	347,571

Transportation 0.2%
Autostrada Torino-Milano S.p.A.	7,563	127,256

Utilities 0.5%
Terna - Rete Elettrica Nationale S.p.A.	67,036	335,614

		1,967,300

Japan 14.3%

Automobiles & Components 1.4%
Honda Motor Co., Ltd.	4,700	180,687
Nissan Motor Co., Ltd.	42,800	411,801
The Yokohama Rubber Co., Ltd.	69,000	352,900

		945,388

Banks 1.6%
Aozora Bank Ltd.	209,000	452,721
Chuo Mitsui Trust Holdings, Inc.	173,070	595,835

		1,048,556

Capital Goods 0.7%
Sumitomo Corp.	27,700	382,117
Taisei Corp.	37,000	86,676

		468,793

Consumer Services 0.5%
Oriental Land Co., Ltd.	4,000	339,631

Diversified Financials 1.3%
Century Tokyo Leasing Corp.	16,300	279,667
Promise Co., Ltd.	71,300	608,750

		888,417

Energy 0.5%
Idemitsu Kosan Co., Ltd.	3,000	354,782

Food & Staples Retailing 0.6%
Aeon Co., Ltd.	33,000	397,602

Food, Beverage & Tobacco 1.7%
Ajinomoto Co., Inc.	45,000	500,454
Asahi Breweries Ltd.	18,100	340,024
Kewpie Corp.	26,900	322,214

		1,162,692

Health Care Equipment & Services 0.4%
Sysmex Corp.	7,400	259,185

Household & Personal Products 0.2%
Lion Corp.	25,000	131,135

Insurance 0.5%
Tokio Marine Holdings, Inc.	12,100	338,491

Media 0.7%
Avex Group Holdings, Inc.	8,500	105,663
Nippon Television Network Corp.	2,360	335,593

		441,256

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Taisho Pharmaceutical Co., Ltd.	13,000	306,582
Takeda Pharmaceutical Co., Ltd.	9,200	445,858

		752,440

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	2,200	176,000

Retailing 0.4%
K’s Holdings Corp.	7,500	233,760

Semiconductors & Semiconductor Equipment 1.0%
Dainippon Screen Mfg. Co., Ltd. *	70,000	650,071

Software & Services 0.5%
Nihon Unisys Ltd.	55,700	344,318

Technology Hardware & Equipment 0.1%
Hitachi Ltd.	14,000	75,988

Transportation 0.8%
Central Japan Railway Co.	72	544,369

		9,552,874

Malaysia 0.8%

Diversified Financials 0.1%
AMMB Holdings Berhad	27,800	59,950

Real Estate 0.4%
SP Setia Bhd	179,100	252,642

Utilities 0.3%
Petronas Gas Berhad	60,000	228,198

		540,790

Mexico 0.4%

Materials 0.4%
Industrias Penoles S.A. de C.V.	7,520	292,655

Netherlands 1.4%

Capital Goods 0.3%
CNH Global N.V. *	4,500	217,350

Materials 0.5%
Koninklijke DSM N.V.	4,839	333,537

Real Estate 0.2%
VastNed Retail N.V.	1,966	150,650

Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics N.V.	22,386	264,912

		966,449

New Zealand 0.4%

Telecommunication Services 0.4%
Telecom Corp. of New Zealand Ltd.	136,001	238,489

Norway 1.6%

Commercial & Professional Supplies 0.4%
Tomra Systems A.S.A.	32,136	275,763

Energy 1.0%
TGS Nopec Geophysical Co., A.S.A.	24,009	632,136

Media 0.2%
Schibsted A.S.A.	4,548	136,838

		1,044,737

Republic of Korea 1.5%

Automobiles & Components 0.5%
Kia Motors Corp.	4,704	338,399

78 See financial notes

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.1%
LG Corp.	801	73,745

Materials 0.1%
LG Chem Ltd.	92	45,707

Retailing 0.4%
GS Home Shopping, Inc.	1,879	270,254

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	290	242,231

		970,336

Singapore 0.8%

Capital Goods 0.4%
SembCorp Industries Ltd.	29,000	128,127
SembCorp Marine Ltd.	36,000	167,054

		295,181

Food, Beverage & Tobacco 0.4%
China Minzhong Food Corp., Ltd. *	184,000	272,345

		567,526

South Africa 0.8%

Materials 0.8%
Mondi Ltd.	26,843	258,317
Nampak Ltd.	78,188	267,234

		525,551

Spain 1.8%

Banks 0.4%
Banco Popular Espanol S.A.	43,224	258,922

Diversified Financials 0.6%
Criteria Caixacorp S.A.	49,527	365,336

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,156	81,536

Utilities 0.7%
Endesa S.A.	13,489	470,304

		1,176,098

Sweden 2.1%

Banks 0.9%
Nordea Bank AB	53,371	608,509

Food & Staples Retailing 0.7%
Axfood AB	12,750	468,436

Materials 0.5%
Svenska Cellulosa AB, B Shares	20,839	319,470

		1,396,415

Switzerland 4.1%

Diversified Financials 0.7%
GAM Holding AG *	24,425	481,419

Materials 0.7%
Clariant AG - Reg’d *	21,688	450,242

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Lonza Group AG - Reg’d *	2,649	227,808
Novartis AG - Reg’d	18,957	1,124,153
Roche Holding AG	2,792	453,197

		1,805,158

Transportation 0.0%
Swissair Group (a)(b)*	30	—

		2,736,819

Thailand 0.8%

Diversified Financials 0.3%
Thanachart Capital PCL	188,900	193,014

Energy 0.2%
PTT PCL	11,400	143,216

Utilities 0.3%
Electricity Generating PCL	61,800	201,992

		538,222

Turkey 0.8%

Automobiles & Components 0.4%
Ford Otomotiv Sanayi A/S	24,503	249,170

Utilities 0.4%
Aygaz A.S.	39,938	296,777

		545,947

United Kingdom 19.9%

Capital Goods 0.9%
IMI plc	34,268	627,134

Commercial & Professional Supplies 2.8%
Aggreko plc	16,123	482,361
Berendsen plc	60,597	525,829
Experian plc	27,522	371,397
Michael Page International plc	54,826	507,452

		1,887,039

Consumer Durables & Apparel 0.6%
Persimmon plc	52,308	423,146

Consumer Services 0.2%
Restaurant Group plc	24,234	135,951

Energy 4.2%
AMEC plc	26,007	522,094
BG Group plc	37,145	956,543
BP plc	35,745	274,782
Royal Dutch Shell plc, B Shares	27,670	1,076,492

		2,829,911

Food, Beverage & Tobacco 0.7%
Tate & Lyle plc	48,334	480,360

Insurance 0.8%
Lancashire Holdings Ltd.	49,025	529,866

Materials 4.0%
Croda International plc	16,562	520,374
Fresnillo plc	17,549	483,647
Mondi plc	43,161	428,975
Rio Tinto plc	13,270	968,249
Xstrata plc	10,046	257,671

		2,658,916

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	15,414	764,810

See financial notes 79

 Schwab International Core Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.8%
Savills plc	78,446	526,094

Retailing 0.2%
WH Smith plc	15,382	121,161

Software & Services 1.1%
Logica plc	175,654	396,732
The Sage Group plc	63,152	301,366

		698,098

Technology Hardware & Equipment 0.1%
Spectris plc	2,100	52,039

Telecommunication Services 2.3%
BT Group plc	180,505	592,616
Vodafone Group plc	334,794	967,823

		1,560,439

		13,294,964

Total Common Stock
(Cost $51,952,402)		63,655,377

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco Popular Espanol S.A. (b)*	43,224	3,009

Total Rights
(Cost $3,129)		3,009

Other Investment Companies 4.1% of net assets

United States 4.1%
iShares MSCI EAFE Index Fund	20,000	1,269,200
State Street Institutional Liquid Reserves Fund - Institutional Class	1,500,789	1,500,789

Total Other Investment Companies
(Cost $2,514,591)		2,769,989

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $54,674,008 and the unrealized appreciation and depreciation were $12,580,878 and ($826,511), respectively, with a net unrealized appreciation of $11,754,367.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $56,457,595 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Reg’d —	Registered

80 See financial notes

 Schwab International Core Equity Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value (cost $54,470,122)		$66,428,375
Foreign currency, at value (cost $30,239)		30,450
Receivables:
Fund shares sold		228,442
Dividends		198,049
Foreign tax reclaims		30,694
Interest		283

Total assets		66,916,293

Liabilities

Payables:
Shareholder service fees		3,001
Fund shares redeemed		86,348
Foreign capital gains tax		3,314
Distribution and shareholder services fees		695
Accrued expenses	+	23,420

Total liabilities		116,778

Net Assets

Total assets		66,916,293
Total liabilities	−	116,778

Net assets		$66,799,515

Net Assets by Source
Capital received from investors		72,894,407
Net investment income not yet distributed		346,333
Net realized capital losses		(18,401,108)
Net unrealized capital gains		11,959,883

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$66,799,515		7,779,911		$8.59

See financial notes 81

 Schwab International Core Equity Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $67,233)		$829,244
Interest	+	1,378

Total investment income		830,622

Expenses

Investment adviser and administrator fees		168,806
Shareholder service fees		71,451
Portfolio accounting fees		32,011
Professional fees		30,290
Custodian fees		11,724
Transfer agent fees		10,066
Registration fees		9,224
Shareholder reports		6,019
Trustees’ fees		3,055
Interest expense		7
Other expenses	+	4,728

Total expenses		347,381
Expense reduction by CSIM and its affiliates	−	97,075
Custody credits	−	2

Net expenses	−	250,304

Net investment income		580,318

Realized and Unrealized Gains (Losses)

Net realized gains on investments (net of foreign capital gain tax of $5,656)		1,397,408
Net realized losses on foreign currency transactions	+	(13,545)

Net realized gains		1,383,863
Net unrealized gains on investments (net of foreign capital gain tax of($3,314))		5,264,656
Net unrealized losses on foreign currency translations	+	(5,555)

Net unrealized gains	+	5,259,101

Net realized and unrealized gains		6,642,964

Increase in net assets resulting from operations		$7,223,282

82 See financial notes

 Schwab International Core Equity Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$580,318	$1,022,157
Net realized gains		1,383,863	1,862,733
Net unrealized gains (losses)	+	5,259,101	(939,147)

Increase in net assets from operations		7,223,282	1,945,743

Distributions to Shareholders[1]

Distributions from net investment income		($1,304,611)	($911,920)

Transactions in Fund Shares1

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,864,409	$14,979,783	1,771,887	$12,982,863
Issued in connection with merger		—	—	7,281,464	54,649,067
Shares reinvested		125,830	983,995	99,931	750,485
Shares redeemed	+	(955,921)	(7,683,456)	(7,530,761)	(53,939,839)

Net transactions in fund shares		1,034,318	$8,280,322	1,622,521	$14,442,576

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,745,593	$52,600,522	5,123,072	$37,124,123
Total increase	+	1,034,318	14,198,993	1,622,521	15,476,399

End of period		7,779,911	$66,799,515	6,745,593	$52,600,522

Net investment income not yet distributed			$346,333		$1,070,626

[1]	Effective December 3, 2009 all of the assets and liabilities of the Laudus Rosenberg International Equity Fund were transferred to the Schwab International Core Equity Fund. (See financial note 13)

See financial notes 83

 Schwab Active Equity Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Laudus International MarketMasters Fund
Schwab Premier Equity Fund	Schwab Balanced Fund
Schwab Core Equity Fund	Schwab Target 2010 Fund
Schwab Dividend Equity Fund	Schwab Target 2015 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2020 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2025 Fund
Schwab Hedged Equity Fund	Schwab Target 2030 Fund
Schwab Financial Services Fund	Schwab Target 2035 Fund
Schwab Health Care Fund	Schwab Target 2040 Fund
Schwab International Core Equity Fund	Schwab Fundamental US Large Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab International Index Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Monthly Income Fund – Moderate Payout
Schwab MarketTrack Growth Portfolio	Schwab Monthly Income Fund – Enhanced Payout
Schwab MarketTrack Balanced Portfolio	Schwab Monthly Income Fund – Maximum Payout
Schwab MarketTrack Conservative Portfolio
Laudus Small-Cap MarketMasters Fund

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect

84

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 85

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Schwab Premier Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$295,992,370	$—	$—	$295,992,370
Other Investment Company(a)	6,730,722	—	—	6,730,722
Short-Term Investment(a)	—	424,955	—	424,955

Total	$302,723,092	$424,955	$—	$303,148,047

Other Financial Instruments
Futures Contract*	$221,018	$—	$—	$221,018

Schwab Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,952,825,656	$—	$—	$1,952,825,656
Other Investment Company(a)	23,533,579	—	—	23,533,579
Short-Term Investments(a)	—	1,499,919	—	1,499,919

Total	$1,976,359,235	$1,499,919	$—	$1,977,859,154

Other Financial Instruments
Futures Contract*	$616,686	$—	$—	$616,686

Schwab Dividend Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,465,214,703	$—	$—	$1,465,214,703
Short-Term Investments(a)	—	5,239,566	—	5,239,566

Total	$1,465,214,703	$5,239,566	$—	$1,470,454,269

Other Financial Instruments
Futures Contract*	$159,624	$—	$—	$159,624

86

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Large-Cap Growth Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$243,331,151	$—	$—	$243,331,151
Short-Term Investments(a)	—	4,806,967	—	4,806,967

Total	$243,331,151	$4,806,967	$—	$248,138,118

Other Financial Instruments
Futures Contracts*	$108,802	$—	$—	$108,802

Schwab Small-Cap Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$247,380,788	$—	$—	$247,380,788
Short-Term Investments(a)	—	7,436,945	—	7,436,945

Total	$247,380,788	$7,436,945	$—	$254,817,733

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,212,894	$—	$—	$2,212,894
Futures Contract*	49,934	—	—	49,934

Schwab Hedged Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$303,994,275	$—	$—	$303,994,275
Other Investment Company(a)	2,716,902	—	—	2,716,902
Short-Term Investment(a)	—	224,975	—	224,975

Total	$306,711,177	$224,975	$—	$306,936,152

Other Financial Instruments
Futures Contract*	$36,836	$—	$—	$36,836

Liabilities Valuation Input

Other Financial Instruments
Short Sales(a)	($93,830,758)	$—	$—	($93,830,758)

Schwab Financial Services Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$53,453,374	$—	$—	$53,453,374
Short-Term Investment(a)	—	39,156	—	39,156

Total	$53,453,374	$39,156	$—	$53,492,530

 87

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Health Care Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$346,069,450	$—	$—	$346,069,450
Foreign Common Stock(a)	—	71,043,713	—	71,043,713
France
Pharmaceuticals, Biotechnology & Life Sciences	1,769,974	12,460,926	—	14,230,900
Warrants(a)	11,183	—	—	11,183
Short-Term Investments(a)	—	11,277,867	—	11,277,867

Total	$347,850,607	$94,782,506	$—	$442,633,113

Other Financial Instruments
Collateral Invested for Securities on Loan	$208,050	$—	$—	$208,050
Futures Contract*	294,690	—	—	294,690

88

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab International Core Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total**

Common Stock(a)	$—	$32,635,389	$—	$32,635,389
Belgium(a)	—	475,579	—	475,579
Diversified Financials	482,113	—	—	482,113
Brazil(a)	373,671	—	—	373,671
Canada(a)	2,234,490	—	—	2,234,490
Germany(a)	—	1,682,208	—	1,682,208
Banks	376,473	195,930	—	572,403
Insurance	148,897	697,259	—	846,156
Pharmaceuticals, Biotechnology & Life Sciences	396,209	878,999	—	1,275,208
Real Estate	158,749	—	—	158,749
Retailing	443,724	—	—	443,724
Hong Kong(a)	—	3,835,552	—	3,835,552
Capital Goods	184,130	—	—	184,130
Italy(a)	—	1,934,568	—	1,934,568
Health Care Equipment & Services	32,732	—	—	32,732
Mexico(a)	292,655	—	—	292,655
Netherlands(a)	—	749,099	—	749,099
Capital Goods	217,350	—	—	217,350
Sweden(a)	—	927,979	—	927,979
Food & Staples Retailing	468,436	—	—	468,436
Thailand(a)	—	201,992	—	201,992
Diversified Financials	193,014	—	—	193,014
Energy	143,216	—	—	143,216
United Kingdom(a)	—	10,881,831	—	10,881,831
Commercial & Professional Supplies	525,829	1,361,210	—	1,887,039
Real Estate	526,094	—	—	526,094
Rights(a)	—	—	3,009	3,009
Other Investment Companies(a)	2,769,989	—	—	2,769,989

Total	$9,967,771	$56,457,595	$3,009	$66,428,375

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Rights
Spain	$—	$—	$—	($120)	$3,129	$—	$—	$3,009

Total	$—	$—	$—	($120)	$3,129	$—	$—	$3,009

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.
**	The fund had no Other Financial Instruments.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at April 30, 2011 are ($120).

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into equity index futures contracts (“futures”) from November 1, 2010 through April 30, 2011. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at April 30, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab Premier Equity Fund	$7,479,375	118
Schwab Core Equity Fund	8,246,158	125
Schwab Dividend Equity Fund	6,978,400	109
Schwab Large-Cap Growth Fund	3,628,950	57
Schwab Small-Cap Equity Fund	3,262,533	42
Schwab Hedged Equity Fund	2,626,525	42
Schwab Financial Services Fund	—	—
Schwab Health Care Fund	7,876,592	123
Schwab International Core Equity Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the Schedule of Investments and the Statements of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the funds could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

Short Sales: When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on the fund’s records and presented in the Statement of Operations. The fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

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Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A fund’s investments in REIT’s will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REIT’s are also subject to certain additional risks; for example, REIT’s are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REIT’s have their own expenses, and a fund will bear a proportionate share of those expenses.

Certain funds engage in short sales transactions. Short sales are transactions in which a fund sells a security it does not own. To complete a short sale, a fund must borrow the security to deliver to the buyer. A fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by a fund, and a fund will incur a loss if the price of the security sold short increases between the time of the short sales and the time a fund replaces the borrowed security. A fund’s use of short selling may reduce the risk of general equity market volatility, but cannot completely eliminate the risk.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

for market share, and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market as a whole and are likely to have above-average volatility.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

Schwab
	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	International
% of Average	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged	Core
Daily Net Assets	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund	Equity Fund

Flat rate	0.73%	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

	Schwab	Schwab
% of Average	Financial	Health Care
Daily Net Assets	Services Fund	Fund

First $500 million	0.54%	0.54%
$500 million to $1 billion	0.515%	0.515%
Over $1 billion	0.49%	0.49%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine

94

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

1.02%	0.75%	0.89%	0.99%	1.12%	1.33% *

Schwab
Schwab	Schwab	International
Financial	Health Care	Core
Services Fund	Fund	Equity Fund

0.94%	0.82%	0.86%

*	Excludes dividends and interest paid on securities sold short.

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentages of each fund shares in this report owned by other Schwab Funds as of April 30, 2011.

	Schwab	Schwab	Schwab
	Core	Dividend	Small-Cap
	Equity Fund	Equity Fund	Equity Fund

Schwab Target Funds:
Schwab Target 2010 Fund	0.3%	0.1%	0.8%
Schwab Target 2015 Fund	0.3%	0.1%	0.9%
Schwab Target 2020 Fund	1.9%	0.6%	5.4%
Schwab Target 2025 Fund	0.7%	0.2%	2.2%
Schwab Target 2030 Fund	3.4%	0.9%	10.6%
Schwab Target 2035 Fund	0.7%	0.2%	2.1%
Schwab Target 2040 Fund	3.5%	1.0%	10.7%
Schwab Monthly Income Funds:
Schwab Monthly Income Fund - Moderate Payout	—%	0.2%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	0.6%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	0.2%	—%
Schwab Balanced Fund	2.8%	—%	—%

The funds may also let a related party own shares of the funds. As of April 30, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Dividend Equity Fund was 4.8%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, the funds had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

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Financial Notes, unaudited (continued)

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Premier Equity Fund	$103,635,018	$144,114,263
Schwab Core Equity Fund	196,326,388	348,956,626
Schwab Dividend Equity Fund	98,055,738	148,439,653
Schwab Large-Cap Growth Fund	46,957,339	54,392,297
Schwab Small-Cap Equity Fund	58,517,631	77,892,875
Schwab Hedged Equity Fund*	137,849,842	174,365,477
Schwab Financial Services Fund	16,844,349	21,094,899
Schwab Health Care Fund	33,640,930	66,685,248
Schwab International Core Equity Fund	24,897,608	18,546,168

*	Including securities sold short.

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab Premier Equity Fund	$2,958	$1,206
Schwab Core Equity Fund	8,020	18,637
Schwab Dividend Equity Fund	5,768	48,892
Schwab Large-Cap Growth Fund	3,551	4,942
Schwab Small-Cap Equity Fund	1,012	3,469
Schwab Hedged Equity Fund	5,400	4,954
Schwab Financial Services Fund	2,014	9,664
Schwab Health Care Fund	4,372	5,454
Schwab International Core Equity Fund	2,114	4,244

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Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
Expiration Date	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

October 31, 2015	$—	$3,222,454	$—	$—	$—	$12,496,583
October 31, 2016	23,348,889	75,023,586	12,631,762	38,870,382	26,969,432	—
October 31, 2017	166,518,485	244,576,259	204,730,679	58,253,697	64,171,318	18,640,727

Total	$189,867,374	$322,822,299 *	$217,362,441	$97,124,079	$91,140,750	$31,137,310

			Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
Expiration Date	Services Fund	Fund	Equity Fund

October 31, 2016	$8,786,044	$4,084,263	$—
October 31, 2017	28,673,848	39,971,669	19,601,827
October 31, 2018	170,394	—	—

Total	$37,630,286	$44,055,932	$19,601,827 *

*	The Schwab Core Equity Fund and Schwab International Core Equity Fund have capital loss carryforwards acquired via merger which are subject to certain annual limitations in regard to availability to offset potential future capital gains.

As of December 3, 2009 the Schwab International Core Equity Fund acquired the Laudus Rosenberg International Equity Fund via a merger transaction (see financial note 13). As of the merger date, the funds had net capital loss carryforwards of $21,106,143 and $38,213,130, respectively. Due to limitations as a result of two subsequent significant redemptions, the net capital loss carryforward on the surviving fund has been permanently reduced by $38,607,799.

As of October 31, 2010, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Premier	Core	Dividend	Large-Cap	Small-Cap	Hedged
	Equity Fund	Equity Fund	Equity Fund	Growth Fund	Equity Fund	Equity Fund

Capital losses utilized	$34,730,606	$26,032,693	$31,239,735	$19,956,098	$20,921,083	$22,497,858

Schwab
	Schwab	Schwab	International
	Financial	Health Care	Core
	Services Fund	Fund	Equity Fund

Capital losses utilized	$—	$4,084,395	$1,219,943

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs

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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

During the year, Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund received a payment related to state filing fees resulting from revised calculation methodologies being applied on sales of the funds’ shares in prior periods in certain states. This payment is presented in the funds’ Statement of Operations as “Payment for state filing fees”.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

13. Reorganization:

Under a plan of reorganization adopted by the Trust, all of the assets and liabilities of the Laudus Rosenberg International Equity Fund were transferred to the Schwab International Core Equity Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed at the close of business on December 3, 2009. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation/ depreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Schwab	Laudus Rosenberg	Schwab
	International	International	International
	Core Equity Fund	Equity Fund	Core Equity Fund

Shares:
Investor Shares	—	1,107,885	—
Select Shares	—	5,807,283	—
Institutional Shares	5,312,310	—	12,593,773
Net Assets:
Investor Shares	—	$8,781,776	—
Select Shares	—	$45,867,291	—
Institutional Shares	$39,870,120	—	$94,519,187
Net Assets Value:
Investor Shares	—	$7.93	—
Select Shares	—	$7.90	—
Institutional Shares	$7.51	—	$7.51
Net unrealized appreciation/(depreciation)	$3,421,737	$6,247,130	$9,668,867
Market value of investments	$39,729,753	$54,556,067	$94,285,820
Cost of investments	$36,308,016	$48,308,937	$84,616,953

98

 Schwab Active Equity Funds

Financial Notes, unaudited (continued)

13. Reorganization (continued):

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year of Schwab International Core Equity Fund, Schwab International Core Equity Fund’s pro forma results of operations for the period ended October 31, 2010, are as follows:

Net investment income	$1,076,583
Net realized/unrealized gain on investments	$3,530,168
Net increase in net asset resulting from operations	$4,606,751

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Laudus Rosenberg International Equity Fund that have been included in Schwab International Core Equity Fund’s Statement of Operation since December 3, 2009.

 99

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

100

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 101

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

102

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 103

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR27230-08

Semiannual report dated April 30, 2011 enclosed.

Schwab Balanced Fundtm

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This wrapper is not part of the shareholder report.

Schwab Balanced Fundtm

Semiannual Report
April 30, 2011

This page is intentionally left blank.

Schwab Balanced Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Balanced Fundtm (Ticker Symbol: SWOBX)	11.62%

Balanced Blended Index	9.63%
Fund Category: Morningstar Moderate Allocation	10.27%

Performance Details	page 6

Minimum Initial Investment[1]	$ 100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Balanced Fund

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Balanced Fund for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Balanced Fund 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Balanced Fund. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Balanced Fund

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has been the portfolio manager of the fund since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Balanced Fund 5

Schwab Balanced Fundtm

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years

Fund: Schwab Balanced Fundtm (11/18/96)	11.62%	12.75%	3.09%	4.26%
Balanced Blended Index*	9.63%	12.81%	4.69%	4.33%
S&P 500® Index	16.36%	17.22%	2.95%	2.82%
Barclays US Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.74%
Fund Category: Morningstar Moderate Allocated	10.27%	13.36%	3.96%	4.44%

Fund Expense Ratios3: Net 0.74%; Gross 0.94%

 Statistics

Number of Holdings	4
Portfolio Turnover Rate[4]	3%

  Asset Class Weightings % of Investments

Equity Funds - Large-Cap	51.0%
Fixed-Income Funds - Intermediate-Term Bond	35.2%
Equity Funds - Small-Cap	10.4%
Short-Term Investments	3.4%
Total	100.0%

 Top Holdings % of Net Assets5

Schwab Core Equity Fund	51.0%
Schwab Total Bond Market Fund	35.1%
Laudus Small-Cap MarketMasters Fund, Select Shares	10.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	3.4%
Total	99.9%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did. From June 3, 2002 to February 28, 2008, the fund used a manager of managers strategy, and therefore its performance during this time does not reflect the fund’s current multi-fund strategy and may have been different if it did.

Manager views and portfolio holdings may have changed since the report date.

Small company stocks are subject to greater volatility than other asset classes.

Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

*	The Balanced Blended Index is a custom blended index developed by CSIM composed of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index.
[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.74%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[4]	Not annualized.
[5]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Balanced Fund

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab Balanced Fundtm
Actual Return	0.00	$1,000	$1,116.20	$0.00
Hypothetical 5% Return	0.00	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights. The expenses incurred by the underlying funds in which the fund invests are not included in this ratio.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Balanced Fund 7

Schwab Balanced Fund™

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–		11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10		10/31/09	10/31/08[1]	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.00		9.99		9.82	13.86	13.39	12.85

Income (loss) from investment operations:
Net investment income (loss)	0.11	[2]	0.17	[2]	0.22 [2]	0.20 [2]	0.25 [2]	0.25 [2]
Net realized and unrealized gains (losses)	1.16		1.03		0.64	(3.26)	1.06	0.83

Total from investment operations	1.27		1.20		0.86	(3.06)	1.31	1.08
Less distributions:
Distributions from net investment income	(0.19)		(0.19)		(0.37)	(0.29)	(0.24)	(0.16)
Distributions from net realized gains	—		—		(0.32)	(0.69)	(0.60)	(0.38)

Total distributions	(0.19)		(0.19)		(0.69)	(0.98)	(0.84)	(0.54)

Net asset value at end of period	12.08		11.00		9.99	9.82	13.86	13.39

Total return (%)	11.62	[3]	12.08		9.45	(23.56)	10.24	8.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	0.00	[5,6]	0.00	[6]	0.00	0.36	1.02 [7]	1.03 [7]
Gross operating expenses[4]	0.14	[5]	0.20		0.17	0.53	1.27	1.26
Net investment income (loss)	2.00	[5]	1.67		2.41	1.81	1.84	1.90
Portfolio turnover rate	3	[3]	8		21	267	244	244
Net assets, end of period ($ x 1,000,000)	108		88		86	85	112	122

* Unaudited.

1 Effective February 28, 2008, the Investor Share class and the Select Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Investor Shares.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7 The ratio of net operating expenses would have been 1.10% for periods ended 10/31/06 and 10/31/07, respectively, if custody credits and dividend and interest expenses on short sales had not been incurred.

8 See financial notes

 Schwab Balanced Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Other Investment Companies	99,653,242	107,958,925

99.9%	Total Investments	99,653,242	107,958,925
0.1%	Other Assets and Liabilities		112,060

100.0%	Net Assets		108,070,985

	Number	Value
Security	of Shares	($)

Other Investment Companies 99.9% of net assets

Equity Funds 61.4%

Large-Cap 51.0%
Schwab Core Equity Fund (a)	2,958,520	55,087,642

Small-Cap 10.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	787,800	11,273,421

		66,361,063

Fixed-Income Fund 35.1%

Intermediate-Term Bond 35.1%
Schwab Total Bond Market Fund (a)	4,110,506	37,981,075

Money Market Fund 3.4%
State Street Institutional Liquid Reserves Fund - Institutional Class	3,616,787	3,616,787

Total Other Investment Companies
(Cost $99,653,242)		107,958,925

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $100,880,635 and the unrealized appreciation and depreciation were $7,563,579 and ($485,289), respectively, with a net unrealized appreciation of $ 7,078,290.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 9

 Schwab Balanced Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $96,036,455)		$104,342,138
Investments in unaffiliated issuers, at value (cost $3,616,787)	+	3,616,787

Total investments, at value (cost $99,653,242)		107,958,925
Receivables:
Fund shares sold		117,626
Dividends		90,725
Due from investment adviser		1,089
Interest		475
Prepaid expenses	+	1,975

Total assets		108,170,815

Liabilities

Payables:
Fund shares redeemed		48,829
Accrued expenses	+	51,001

Total liabilities		99,830

Net Assets

Total assets		108,170,815
Total liabilities	−	99,830

Net assets		$108,070,985

Net Assets by Source
Capital received from investors		104,987,749
Net investment income not yet distributed		249,307
Net realized capital losses		(5,471,754)
Net unrealized capital gains		8,305,683

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$108,070,985		8,942,920		$12.08

10 See financial notes

 Schwab Balanced Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$973,250
Interest	+	2,681

Total investment income		975,931

Expenses

Professional fees		19,028
Shareholder reports		17,124
Transfer agent fees		11,702
Registration fees		8,506
Portfolio accounting fees		8,331
Trustees’ fees		3,014
Custodian fees		720
Interest expense		156
Other expenses	+	901

Total expenses		69,482
Expense reduction by CSIM and its affiliates	−	69,325
Custody credits	−	8

Net expenses	−	149

Net investment income		975,782

Realized and Unrealized Gains (Losses)

Net realized gains on sales of affiliated underlying funds		92,884
Net realized gains on unaffiliated investments	+	33

Net realized gains		92,917
Net unrealized gains on affiliated underlying funds	+	9,794,872

Net realized and unrealized gains		9,887,789

Increase in net assets resulting from operations		$10,863,571

See financial notes 11

 Schwab Balanced Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$975,782	$1,462,993
Net realized gains		92,917	860,571
Net unrealized gains	+	9,794,872	7,632,908

Increase in net assets from operations		10,863,571	9,956,472

Distributions to Shareholders

Distributions from net investment income		($1,483,071)	($1,576,121)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,619,948	$18,542,586	1,058,742	$11,123,536
Shares reinvested		123,329	1,393,617	142,826	1,479,682
Shares redeemed	+	(821,414)	(9,467,280)	(1,739,721)	(18,264,502)

Net transactions in fund shares		921,863	$10,468,923	(538,153)	($5,661,284)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,021,057	$88,221,562	8,559,210	$85,502,495
Total increase or decrease	+	921,863	19,849,423	(538,153)	2,719,067

End of period		8,942,920	$108,070,985	8,021,057	$88,221,562

Net investment income not yet distributed			$249,307		$756,596

12 See financial notes

 Schwab Balanced Fund

Financial Notes, unaudited

1. Business Structure of the Fund:

Schwab Balanced Fund is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Financial Services Fund
Schwab Balanced Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Target 2010 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2015 Fund
Schwab International Index Fund	Schwab Target 2020 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2040 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Fundamental US Large Company Index Fund
Laudus International MarketMasters Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab Premier Equity Fund	Schwab Fundamental International Large Company Index Fund
Schwab Core Equity Fund	Schwab Fundamental International Small-Mid Company Index Fund
Schwab Dividend Equity Fund	Schwab Fundamental Emerging Markets Index Fund
Schwab Large-Cap Growth Fund	Schwab Monthly Income Fund-Moderate Payout
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund-Maximum Payout

The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other Schwab and/or Laudus Funds, but also may invest in other unaffiliated, third party mutual funds, including exchange traded funds (“ETFs”). In addition, the fund may purchase individual securities to maintain its allocations. The fund bears its share of allocable expenses of the underlying funds in which it invests. The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements.

The fund offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or

 13

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of April 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$107,958,925	$—	$—	$107,958,925

Total	$107,958,925	$—	$—	$107,958,925

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

14

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The fund has adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that the fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund may record certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(e) Expenses:

Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its

 15

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk: An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large- and Mid-Cap Risk. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments - small-cap stocks, for instance - an underlying fund’s large- and mid-cap holdings could reduce performance.

•	Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments - large-cap and mid-cap stocks, for instance - an underlying fund’s small-cap holdings could reduce performance.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

16

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

•	ETFs Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio of securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transactions costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, as well as other mutual funds or ETFs, to maintain its asset allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.

CSIM and Schwab have agreed with the fund to limit (“expense limitation”) the total expenses charged, excluding interest, taxes and certain non-routine expenses of the fund to 0.00% for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, the fund had no security transactions with other Schwab Funds.

 17

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2011, the percentages of shares of other related funds owned by the Schwab Balanced Fund are:

Equity Funds:

Large-Cap:
Schwab Core Equity Fund	2.8%
Small-Cap:
Laudus Small-Cap MarketMasters Fund	3.3%

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	3.9%

Below is a summary of the fund’s transactions with their affiliated underlying funds during the period ended April 30, 2011.

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Large-Cap:
Schwab Core Equity Fund	2,871,209	194,362	(107,051)	2,958,520	$55,087,642	($170,740)	$465,761
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	838,005	13,629	(63,834)	787,800	11,273,421	$284,280	—

Fixed-Income Fund:

Intermediate-Term Bond:
Schwab Total Bond Market Fund	3,317,269	831,489	(38,252)	4,110,506	37,981,075	(20,656)	507,489

Total					$104,342,138	$92,884	$973,250

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the fund. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

18

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There was no borrowing from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$11,110,000	$2,900,000

9. Redemption Fee:

The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $227 and $674, respectively.

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2010, the fund had capital loss carryforwards $4,290,915 available to offset future net capital gains before October 31, 2017.

As of October 31, 2010, the fund had capital losses utilized as follows:

Capital losses utilized	$908,551

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

 19

 Schwab Balanced Fund

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

20

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

24

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34721-05

Semiannual report dated April 30, 2011 enclosed.

Schwab Target Funds

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

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This wrapper is not part of the shareholder report.

Schwab Target Funds

Semiannual Report
April 30, 2011

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

A suite of seven mutual funds to help keep your retirement
investments properly allocated over your lifetime.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	6.81%

Target 2010 Composite Index	6.26%
Fund Category: Morningstar Target-Date 2000-2010	7.11%

Performance Details	pages 6-7

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	9.01%

Target 2015 Composite Index	8.36%
Fund Category: Morningstar Target-Date 2011-2015	8.95%

Performance Details	pages 8-9

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	10.85%

Target 2020 Composite Index	10.13%
Fund Category: Morningstar Target-Date 2016-2020	9.64%

Performance Details	pages 10-11

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	12.35%

Target 2025 Composite Index	11.50%
Fund Category: Morningstar Target-Date 2021-2025	12.05%

Performance Details	pages 12-13

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results for less than one year are not annualized.

Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 27.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE Index, 30.0% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 6.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 35.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE Index, 26.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 4.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 43.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE Index, 24.0% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 3.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 50.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE Index, 19.8% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 2.2% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

Schwab Target Funds 1

Performance at a Glance continued

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	13.39%

Target 2030 Composite Index	12.62%
Fund Category: Morningstar Target-Date 2026-2030	11.94%

Performance Details	pages 14-15

Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	14.52%

Target 2035 Composite Index	13.57%
Fund Category: Morningstar Target-Date 2031-2035	14.03%

Performance Details	pages 16-17

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	15.18%

Target 2040 Composite Index	14.21%
Fund Category: Morningstar Target-Date 2036-2040	13.50%

Performance Details	pages 18-19

Minimum Initial Investment[1]	$ 100

The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/ NAREIT Global Index, 1.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets Index, 1.4% Barclays Capital U.S. TIPS Index, 1.4% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 17.8% MSCI EAFE Index, 9.7% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 1.3% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.2% MSCI Emerging Markets Index, 1.0% Barclays Capital U.S. TIPS Index, 1.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE Index, 6.3% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 1.1% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets Index, 0.8% Barclays Capital U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.

[1]	Please see prospectus for further details and eligibility requirements.

2 Schwab Target Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Target Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Target Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Target Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Target Funds

Fund Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the funds. He has been the portfolio manager of the funds since 2008. From 2003, until his appointment, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than 6 of those years spent in portfolio management.

Schwab Target Funds 5

Schwab Target 2010 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2010 Fund (7/1/2005)	6.81%	11.34%	2.52%	4.20%
Target 2010 Composite Index[3]	6.26%	10.76%	4.34%	5.56%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.56%	5.29%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.25%
Fund Category: Morningstar Target-Date 2000-2010	7.11%	11.48%	4.04%	4.71%

Fund Expense Ratios4: Net 0.64%; Gross 0.80%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2010 Composite Index is a custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 27.1% Dow Jones U.S. Total Stock Market Index, 8.7% MSCI EAFE Index, 30.0% Barclays Capital U.S. Aggregate Bond Index, 1.9% FTSE EPRA/NAREIT Global Index, 6.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.3% MSCI Emerging Markets Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 12.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 7.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.64%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

6 Schwab Target Funds

 Schwab Target 2010 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[1]	3%

  Asset Class Weightings % of Investments2

Fixed-Income Funds - Intermediate-Term Bond	35.8%
Equity Funds - Large-Cap	23.2%
Fixed-Income Funds - Short-Term Bond	12.3%
Equity Funds - International	10.1%
Money Market Fund	4.8%
Equity Funds - Small-Cap	4.2%
Fixed-Income Funds - Inflation-Protected Bond	3.0%
Fixed-Income Funds - International Bond	2.6%
Equity Funds - Global Real Estate	2.0%
Short-Term Investments	2.0%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Total Bond Market Fund	19.5%
Schwab Short-Term Bond Market Fund	12.2%
Schwab Core Equity Fund	8.0%
Schwab S&P 500 Index Fund	7.1%
PIMCO Total Return Fund, Institutional Shares	6.0%
Schwab Premier Income Fund	6.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	4.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	4.3%
Laudus Growth Investors U.S. Large Cap Growth Fund	4.0%
Laudus International MarketMasters Fund, Select Shares	3.8%
Total	75.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 7

Schwab Target 2015 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2015 Fund (3/12/2008)	9.01%	13.48%	3.76%	4.50%
Target 2015 Composite Index[3]	8.36%	12.86%	3.22%	4.42%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.02%	4.63%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	5.81%	6.03%
Fund Category: Morningstar Target-Date 2011-2015	8.95%	13.09%	2.39%	3.52%

Fund Expense Ratios4: Net 0.70%; Gross 1.09%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2015 Composite Index is a custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 35.7% Dow Jones U.S. Total Stock Market Index, 11.1% MSCI EAFE Index, 26.0% Barclays Capital U.S. Aggregate Bond Index, 3.3% FTSE EPRA/NAREIT Global Index, 4.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 1.9% MSCI Emerging Markets Index, 3.0% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 7.5% Barclays Capital U.S. Government/Credit: 1-5 Years, and 5.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.70%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Target Funds

 Schwab Target 2015 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	26
Portfolio Turnover Rate[1]	3%

  Asset Class Weightings % of Investments2

Fixed-Income Funds - Intermediate-Term Bond	29.8%
Equity Funds - Large-Cap	29.2%
Equity Funds - International	13.2%
Fixed-Income Funds - Short-Term Bond	7.5%
Equity Funds - Small-Cap	6.8%
Equity Funds - Global Real Estate	3.4%
Short-Term Investments	3.1%
Fixed-Income Funds - Inflation-Protected Bond	2.9%
Fixed-Income Funds - International Bond	2.5%
Money Market Fund	1.6%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Total Bond Market Fund	17.8%
Schwab Core Equity Fund	10.2%
Schwab S&P 500 Index Fund	9.0%
Schwab Short-Term Bond Market Fund	7.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	4.9%
Laudus International MarketMasters Fund, Select Shares	4.7%
Schwab Small-Cap Equity Fund	4.5%
PIMCO Total Return Fund, Institutional Shares	4.4%
Schwab Premier Income Fund	3.9%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	3.4%
Total	70.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 9

Schwab Target 2020 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2020 Fund (7/1/2005)	10.85%	15.22%	3.67%	5.43%
Target 2020 Composite Index[3]	10.13%	14.62%	4.60%	6.01%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.56%	5.29%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.25%
Fund Category: Morningstar Target-Date 2016-2020	9.64%	13.69%	3.25%	4.55%

Fund Expense Ratios4: Net 0.73%; Gross 0.80%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2020 Composite Index is a custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 43.4% Dow Jones U.S. Total Stock Market Index, 13.6% MSCI EAFE Index, 24.0% Barclays Capital U.S. Aggregate Bond Index, 3.6% FTSE EPRA/NAREIT Global Index, 3.0% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.4% MSCI Emerging Markets Index, 2.5% Barclays Capital U.S. TIPS Index, 2.5% Citigroup Non-U.S. Dollar World Government Bond Index, 3.0% Barclays Capital U.S. Government/Credit: 1-5 Years, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.73%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Target Funds

 Schwab Target 2020 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	22
Portfolio Turnover Rate[1]	4%

  Asset Class Weightings % of Investments2

Equity Funds - Large-Cap	36.0%
Fixed-Income Funds - Intermediate-Term Bond	26.7%
Equity Funds - International	16.4%
Equity Funds - Small-Cap	7.4%
Equity Funds - Global Real Estate	3.6%
Fixed-Income Funds - Short-Term Bond	2.9%
Fixed-Income Funds - International Bond	2.5%
Fixed-Income Funds - Inflation-Protected Bond	2.4%
Short-Term Investments	1.1%
Money Market Fund	1.0%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Total Bond Market Fund	18.1%
Schwab Core Equity Fund	12.9%
Schwab S&P 500 Index Fund	11.0%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.0%
Laudus International MarketMasters Fund, Select Shares	5.7%
Schwab Small-Cap Equity Fund	4.8%
PIMCO Total Return Fund, Institutional Shares	3.6%
Schwab Global Real Estate Fund	3.5%
TCW Relative Value Large Cap Fund	3.0%
Schwab Dividend Equity Fund	3.0%
Total	71.6%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 11

Schwab Target 2025 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2025 Fund (3/12/2008)	12.35%	16.47%	5.50%	6.47%
Target 2025 Composite Index[3]	11.50%	15.78%	3.56%	4.90%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.02%	4.63%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	5.81%	6.03%
Fund Category: Morningstar Target-Date 2021-2025	12.05%	15.33%	2.16%	3.66%

Fund Expense Ratios4: Net 0.78%; Gross 1.02%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2025 Composite Index is a custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 50.0% Dow Jones U.S. Total Stock Market Index, 15.4% MSCI EAFE Index, 19.8% Barclays Capital U.S. Aggregate Bond Index, 4.0% FTSE EPRA/NAREIT Global Index, 2.2% Barclays Capital U.S. Aggregate Intermediate Bond Index, 2.6% MSCI Emerging Markets Index, 2.0% Barclays Capital U.S. TIPS Index, 2.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.78%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Target Funds

 Schwab Target 2025 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	21
Portfolio Turnover Rate[1]	0%

  Asset Class Weightings % of Investments2

Equity Funds - Large-Cap	41.0%
Fixed-Income Funds - Intermediate-Term Bond	21.7%
Equity Funds - International	18.0%
Equity Funds - Small-Cap	9.0%
Equity Funds - Global Real Estate	4.0%
Fixed-Income Funds - International Bond	2.0%
Fixed-Income Funds - Inflation-Protected Bond	1.9%
Short-Term Investments	1.7%
Money Market Fund	0.7%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Total Bond Market Fund	15.4%
Schwab Core Equity Fund	15.3%
Schwab S&P 500 Index Fund	11.9%
Laudus Growth Investors U.S. Large Cap Growth Fund	6.8%
Laudus International MarketMasters Fund, Select Shares	6.4%
Schwab Small-Cap Equity Fund	6.0%
Schwab Global Real Estate Fund	4.0%
Schwab Dividend Equity Fund	3.6%
Laudus Mondrian International Equity Fund, Institutional Shares	3.2%
American Century International Growth Fund, Institutional Shares	3.2%
Total	75.8%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 13

Schwab Target 2030 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2030 Fund (7/1/2005)	13.39%	17.21%	4.14%	6.01%
Target 2030 Composite Index[3]	12.62%	16.64%	4.58%	6.18%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.56%	5.29%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.25%
Fund Category: Morningstar Target-Date 2026-2030	11.94%	15.69%	2.70%	4.53%

Fund Expense Ratios4: Net 0.79%; Gross 0.87%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2030 Composite Index is a custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 54.7% Dow Jones U.S. Total Stock Market Index, 16.9% MSCI EAFE Index, 14.6% Barclays Capital U.S. Aggregate Bond Index, 4.3% FTSE EPRA/ NAREIT Global Index, 1.6% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.1% MSCI Emerging Markets Index, 1.4% Barclays Capital U.S. TIPS Index, 1.4% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.79%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

14 Schwab Target Funds

 Schwab Target 2030 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[1]	0%

  Asset Class Weightings % of Investments2

Equity Funds - Large-Cap	43.9%
Equity Funds - International	20.2%
Fixed-Income Funds - Intermediate-Term Bond	15.9%
Equity Funds - Small-Cap	10.7%
Equity Funds - Global Real Estate	4.3%
Fixed-Income Funds - International Bond	1.4%
Fixed-Income Funds - Inflation-Protected Bond	1.3%
Money Market Fund	1.2%
Short-Term Investments	1.1%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Core Equity Fund	17.3%
Schwab S&P 500 Index Fund	12.4%
Schwab Total Bond Market Fund	12.4%
Laudus Growth Investors U.S. Large Cap Growth Fund	7.1%
Schwab Small-Cap Equity Fund	7.0%
Laudus International MarketMasters Fund, Select Shares	6.9%
Schwab Global Real Estate Fund	4.3%
Laudus Small-Cap MarketMasters Fund, Select Shares	3.7%
American Century International Growth Fund, Institutional Shares	3.6%
TCW Relative Value Large Cap Fund	3.5%
Total	78.2%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 15

Schwab Target 2035 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Target 2035 Fund (3/12/2008)	14.52%	18.07%	5.62%	6.59%
Target 2035 Composite Index[3]	13.57%	17.39%	3.46%	4.92%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.02%	4.63%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	5.81%	6.03%
Fund Category: Morningstar Target-Date 2031-2035	14.03%	16.87%	2.01%	3.70%

Fund Expense Ratios4: Net 0.83%; Gross 1.13%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2035 Composite Index is a custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 59.4% Dow Jones U.S. Total Stock Market Index, 17.8% MSCI EAFE Index, 9.7% Barclays Capital U.S. Aggregate Bond Index, 4.6% FTSE EPRA/NAREIT Global Index, 1.3% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.2% MSCI Emerging Markets Index, 1.0% Barclays Capital U.S. TIPS Index, 1.0% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.83%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

16 Schwab Target Funds

 Schwab Target 2035 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[1]	0%

  Asset Class Weightings % of Investments2

Equity Funds - Large-Cap	48.1%
Equity Funds - International	21.1%
Equity Funds - Small-Cap	11.5%
Fixed-Income Funds - Intermediate-Term Bond	10.9%
Equity Funds - Global Real Estate	4.6%
Fixed-Income Funds - International Bond	1.0%
Fixed-Income Funds - Inflation-Protected Bond	1.0%
Short-Term Investments	1.0%
Money Market Fund	0.8%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Core Equity Fund	19.0%
Schwab S&P 500 Index Fund	12.4%
Schwab Total Bond Market Fund	8.6%
Laudus Growth Investors U.S. Large Cap Growth Fund	8.1%
Schwab Small-Cap Equity Fund	7.3%
Laudus International MarketMasters Fund, Select Shares	7.2%
Schwab Global Real Estate Fund	4.6%
TCW Relative Value Large Cap Fund	4.1%
Schwab Dividend Equity Fund	4.1%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.0%
Total	79.4%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 17

Schwab Target 2040 Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception

Fund: Schwab Target 2040 Fund (7/1/2005)	15.18%	18.69%	4.23%	6.38%
Target 2040 Composite Index[3]	14.21%	17.88%	4.44%	6.29%
Dow Jones U.S. Total Stock Market Index	17.71%	18.68%	3.56%	5.29%
Barclays Capital U.S. Aggregate Bond Index	0.02%	5.36%	6.33%	5.25%
Fund Category: Morningstar Target-Date 2036-2040	13.50%	17.01%	2.47%	4.63%

Fund Expense Ratios4: Net 0.83%; Gross 0.93%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Fund expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	The Target 2040 Composite Index is a custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. The current composite is derived using the following portion allocations: 62.0% Dow Jones U.S. Total Stock Market Index, 18.6% MSCI EAFE Index, 6.3% Barclays Capital U.S. Aggregate Bond Index, 5.0% FTSE EPRA/NAREIT Global Index, 1.1% Barclays Capital U.S. Aggregate Intermediate Bond Index, 3.4% MSCI Emerging Markets Index, 0.8% Barclays Capital U.S. TIPS Index, 0.8% Citigroup Non-U.S. Dollar World Government Bond Index, and 2.0% Barclays Capital U.S. Treasury Bills: 1-3 Months.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.83%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

18 Schwab Target Funds

 Schwab Target 2040 Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	20
Portfolio Turnover Rate[1]	0%

  Asset Class Weightings % of Investments2

Equity Funds - Large-Cap	49.9%
Equity Funds - International	22.0%
Equity Funds - Small-Cap	12.0%
Fixed-Income Funds - Intermediate-Term Bond	7.1%
Equity Funds - Global Real Estate	5.0%
Short-Term Investments	1.4%
Money Market Fund	1.1%
Fixed-Income Funds - International Bond	0.8%
Fixed-Income Funds - Inflation-Protected Bond	0.7%
Total	100.0%

 Top Holdings % of Net Assets3

Schwab Core Equity Fund	19.9%
Schwab S&P 500 Index Fund	12.7%
Laudus Growth Investors U.S. Large Cap Growth Fund	8.7%
Schwab Small-Cap Equity Fund	7.8%
Laudus International MarketMasters Fund, Select Shares	7.4%
Schwab Total Bond Market Fund	5.4%
Schwab Global Real Estate Fund	5.0%
Schwab Dividend Equity Fund	4.4%
TCW Relative Value Large Cap Fund	4.2%
Laudus Small-Cap MarketMasters Fund, Select Shares	4.2%
Total	79.7%

Manager views and portfolio holdings may have changed since the report date.

The Laudus Mondrian Funds and Laudus Growth Investors U.S. Large Cap Growth Fund are part of Laudus Trust and distributed by ALPS Distributors, Inc. The Laudus MarketMasters Funds are part of Schwab Capital Trust and distributed by Charles Schwab & Co., Inc.

[1]	Not annualized.
[2]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed income securities, exchange traded funds, cash equivalents, including money market securities, and futures.
[3]	This list is not a recommendation of any security by the investment adviser.

Schwab Target Funds 19

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab Target 2010 Fund
Actual Return	0.00%	$1,000	$1,068.10	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2015 Fund
Actual Return	0.00%	$1,000	$1,090.10	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2020 Fund
Actual Return	0.00%	$1,000	$1,108.50	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2025 Fund
Actual Return	0.00%	$1,000	$1,123.50	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2030 Fund
Actual Return	0.00%	$1,000	$1,133.90	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2035 Fund
Actual Return	0.00%	$1,000	$1,145.20	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

Schwab Target 2040 Fund
Actual Return	0.00%	$1,000	$1,151.80	$0.00
Hypothetical 5% Return	0.00%	$1,000	$1,024.79	$0.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

20 Schwab Target Funds

Schwab Target 2010 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.34		9.46	8.76	12.65	11.42	10.24

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.23	0.28	0.32	0.23	0.22
Net realized and unrealized gains (losses)	0.55		0.89	0.75	(3.73)	1.24	1.13

Total from investment operations	0.69		1.12	1.03	(3.41)	1.47	1.35
Less distributions:
Distributions from net investment income	(0.25)		(0.24)	(0.33)	(0.38)	(0.21)	(0.17)
Distributions from net realized gains	—		—	—	(0.10)	(0.03)	—

Total distributions	(0.25)		(0.24)	(0.33)	(0.48)	(0.24)	(0.17)

Net asset value at end of period	10.78		10.34	9.46	8.76	12.65	11.42

Total return (%)	6.81	[1]	11.99	12.24	(27.87)	13.02	13.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	0.00 [4]	0.03 [5]	0.06	0.06	0.06
Gross operating expenses[2]	0.14	[3]	0.16	0.16	0.11	0.09	0.27
Net investment income (loss)	2.77	[3]	2.21	3.04	2.89	2.10	2.12
Portfolio turnover rate	3	[1]	24	47	50 [6]	1	0 [7]
Net assets, end of period ($ x 1,000,000)	72		73	75	80	138	62

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.
7 Less than 1%.

See financial notes 21

 Schwab Target 2010 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.9%	Other Investment Companies	60,747,400	70,528,360
2.0%	Short-Term Investment	1,403,101	1,403,101

99.9%	Total Investments	62,150,501	71,931,461
0.1%	Other Assets and Liabilities, Net		99,634

100.0%	Total Net Assets		72,031,095

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.9% of net assets

Equity Funds 39.5%

Global Real Estate 2.0%
Schwab Global Real Estate Fund (a)	208,936	1,424,945

International 10.1%
American Century International Growth Fund, Institutional Shares	108,620	1,318,652
Laudus International MarketMasters Fund, Select Shares (a)	132,552	2,754,421
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	94,289	940,057
Laudus Mondrian International Equity Fund, Institutional Shares (a)	158,779	1,316,281
William Blair International Small Cap Growth Fund, Institutional Shares	67,049	970,196

		7,299,607

Large-Cap 23.2%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	209,382	2,897,853
Schwab Core Equity Fund (a)	309,805	5,768,574
Schwab Dividend Equity Fund (a)	100,100	1,408,407
Schwab S&P 500 Index Fund (a)	240,691	5,133,949
TCW Relative Value Large Cap Fund	97,545	1,455,364

		16,664,147

Small-Cap 4.2%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	75,052	1,074,001
Schwab Small-Cap Equity Fund (a)*	111,373	1,963,510

		3,037,511

		28,426,210

Fixed-Income Funds 53.6%

Inflation-Protected Bond 3.0%
Schwab Inflation Protected Fund (a)	197,837	2,195,986

Intermediate-Term Bond 35.8%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	249,219	3,130,188
PIMCO Total Return Fund, Institutional Shares	392,031	4,324,101
Schwab Premier Income Fund (a)	414,963	4,286,568
Schwab Total Bond Market Fund (a)	1,518,810	14,033,808

		25,774,665

International Bond 2.6%
Laudus Mondrian International Fixed Income Fund (a)	149,275	1,843,543

Short-Term Bond 12.2%
Schwab Short-Term Bond Market Fund (a)	962,830	8,819,525

		38,633,719

Money Market Fund 4.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,468,431	3,468,431

Total Other Investment Companies
(Cost $60,747,400)		70,528,360

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.0% of net assets

Time Deposit 2.0%
Citibank
0.03%, 05/02/11	1,403,101	1,403,101

Total Short-Term Investment
(Cost $1,403,101)		1,403,101

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $63,039,741 and the unrealized appreciation and depreciation were $9,360,325 and ($468,605), respectively, with a net unrealized appreciation of $8,891,720.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

22 See financial notes

 Schwab Target 2010 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $51,106,329)		$59,329,859
Investments in unaffiliated issuers, at value (cost $11,044,172)	+	12,601,602

Total investments, at value (cost $62,150,501)		71,931,461
Receivables:
Dividends		118,554
Fund shares sold		34,993
Due from investment adviser		708
Interest		2
Prepaid expenses	+	1,379

Total assets		72,087,097

Liabilities

Payables:
Fund shares redeemed		25,756
Accrued expenses	+	30,246

Total liabilities		56,002

Net Assets

Total assets		72,087,097
Total liabilities	−	56,002

Net assets		$72,031,095

Net Assets by Source
Capital received from investors		82,641,709
Net investment income not yet distributed		267,503
Net realized capital losses		(20,659,077)
Net unrealized capital gains		9,780,960

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$72,031,095		6,680,060		$10.78

See financial notes 23

 Schwab Target 2010 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$801,038
Dividends received from unaffiliated underlying funds		196,964
Interest	+	217

Total investment income		998,219

Expenses

Professional fees		17,719
Portfolio accounting fees		8,190
Registration fees		6,311
Shareholder reports		5,998
Transfer agent fees		5,882
Trustees’ fees		2,936
Custodian fees		1,878
Other expenses	+	1,096

Total expenses		50,010
Expense reduction by CSIM and its affiliates	−	50,010

Net expenses	−	—

Net investment income		998,219

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		6,277
Realized capital gain distributions received from unaffiliated underlying funds		268,130
Net realized gains on sales of affiliated underlying funds		1,048,203
Net realized gains on sales of unaffiliated underlying funds	+	123,670

Net realized gains		1,446,280
Net unrealized gains on affiliated underlying funds		2,178,807
Net unrealized gains on unaffiliated underlying funds	+	174,744

Net unrealized gains	+	2,353,551

Net realized and unrealized gains		3,799,831

Increase in net assets resulting from operations		$4,798,050

24 See financial notes

 Schwab Target 2010 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$998,219	$1,639,604
Net realized gains		1,446,280	114,418
Net unrealized gains	+	2,353,551	6,598,022

Increase in net assets from operations		4,798,050	8,352,044

Distributions to Shareholders

Distributions from net investment income		($1,782,231)	($1,828,001)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		642,544	$6,680,971	1,959,676	$19,167,886
Shares reinvested		163,464	1,673,878	179,646	1,724,602
Shares redeemed	+	(1,229,793)	(12,796,423)	(2,950,024)	(28,824,889)

Net transactions in fund shares		(423,785)	($4,441,574)	(810,702)	($7,932,401)

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,103,845	$73,456,850	7,914,547	$74,865,208
Total decrease	+	(423,785)	(1,425,755)	(810,702)	(1,408,358)

End of period		6,680,060	$72,031,095	7,103,845	$73,456,850

Net investment income not yet distributed			$267,503		$1,051,515

See financial notes 25

Schwab Target 2015 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	3/12/08[1]–
	4/30/11*		10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.16		9.09	8.15	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.16	0.19	0.06
Net realized and unrealized gains (losses)	0.76		1.06	0.91	(1.91)

Total from investment operations	0.90		1.22	1.10	(1.85)
Less distributions:
Distributions from net investment income	(0.19)		(0.15)	(0.16)	—
Distributions from net realized gains	—		—	(0.00)[2]	—

Total distributions	(0.19)		(0.15)	(0.16)	—

Net asset value at end of period	10.87		10.16	9.09	8.15

Total return (%)	9.01	[3]	13.55	13.82	(18.50)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[4]	—	[5]	0.00 [6]	0.02 [7]	0.05	[5]
Gross operating expenses[4]	0.22	[5]	0.39	0.85	1.90	[5]
Net investment income (loss)	2.81	[5]	1.91	2.57	1.87	[5]
Portfolio turnover rate	3	[3]	13	39	35	[3]
Net assets, end of period ($ x 1,000,000)	50		37	17	6

* Unaudited.

1 Commencement of operations.
2 Amount less than $0.01.
3 Not annualized.
4 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5 Annualized.
6 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.

26 See financial notes

 Schwab Target 2015 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

96.2%	Other Investment Companies	40,678,918	47,708,276
3.1%	Short-Term Investments	1,529,130	1,529,130

99.3%	Total Investments	42,208,048	49,237,406
0.7%	Other Assets and Liabilities, Net		352,549

100.0%	Total Net Assets		49,589,955

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.2% of net assets

Equity Funds 52.2%

Global Real Estate 3.3%
Schwab Global Real Estate Fund (a)	244,200	1,665,447

International 13.2%
American Century International Growth Fund, Institutional Shares	96,037	1,165,890
Laudus International MarketMasters Fund, Select Shares (a)	112,388	2,335,433
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	96,634	963,440
Laudus Mondrian International Equity Fund, Institutional Shares (a)	134,409	1,114,252
William Blair International Small Cap Growth Fund, Institutional Shares	66,625	964,067

		6,543,082

Large-Cap 29.0%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	175,630	2,430,714
Schwab Core Equity Fund (a)	271,269	5,051,024
Schwab Dividend Equity Fund (a)	84,368	1,187,063
Schwab S&P 500 Index Fund (a)	209,229	4,462,857
TCW Relative Value Large Cap Fund	82,404	1,229,469

		14,361,127

Small-Cap 6.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	78,710	1,126,336
Schwab Small-Cap Equity Fund (a)*	125,240	2,207,975

		3,334,311

		25,903,967

Fixed-Income Funds 42.4%

Inflation-Protected Bond 2.9%
Schwab Inflation Protected Fund (a)	129,706	1,439,732

Intermediate-Term Bond 29.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	135,703	1,704,425
PIMCO Total Return Fund, Institutional Shares	197,197	2,175,084
Schwab Premier Income Fund (a)	189,119	1,953,595
Schwab Total Bond Market Fund (a)	956,144	8,834,773

		14,667,877

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	99,564	1,229,618

Short-Term Bond 7.4%
Schwab Short-Term Bond Market Fund (a)	401,248	3,675,431

		21,012,658

Money Market Fund 1.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	791,651	791,651

Total Other Investment Companies
(Cost $40,678,918)		47,708,276

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.1% of net assets

Time Deposits 3.1%
Bank of America
0.03%, 05/02/11	186,290	186,290
BBH & Co.
0.03%, 05/02/11	783,970	783,970
Citibank
0.03%, 05/02/11	186,290	186,290
HSBC Bank
0.03%, 05/02/11	186,290	186,290
Wells Fargo
0.03%, 05/02/11	186,290	186,290

Total Short-Term Investments
(Cost $1,529,130)		1,529,130

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $42,442,618 and the unrealized appreciation and depreciation were $6,794,788 and ($0), respectively, with a net unrealized appreciation of $6,794,788.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 27

 Schwab Target 2015 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $34,296,157)		$40,469,341
Investments in unaffiliated issuers, at value (cost $7,911,891)	+	8,768,065

Total investments, at value (cost $42,208,048)		49,237,406
Receivables:
Fund shares sold		298,332
Dividends		69,109
Due from investment adviser		730
Interest		3
Prepaid expenses	+	380

Total assets		49,605,960

Liabilities

Payables:
Fund shares redeemed		2,490
Accrued expenses	+	13,515

Total liabilities		16,005

Net Assets

Total assets		49,605,960
Total liabilities	−	16,005

Net assets		$49,589,955

Net Assets by Source
Capital received from investors		43,197,414
Net investment income not yet distributed		180,221
Net realized capital losses		(817,038)
Net unrealized capital gains		7,029,358

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$49,589,955		4,560,180		$10.87

28 See financial notes

 Schwab Target 2015 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$508,337
Dividends received from unaffiliated underlying funds		104,519
Interest	+	216

Total investment income		613,072

Expenses

Professional fees		16,744
Portfolio accounting fees		7,805
Registration fees		7,734
Transfer agent fees		5,559
Shareholder reports		4,615
Trustees’ fees		2,830
Custodian fees		2,208
Other expenses	+	483

Total expenses		47,978
Expense reduction by CSIM and its affiliates	−	47,978

Net expenses	−	—

Net investment income		613,072

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,538
Realized capital gain distributions received from unaffiliated underlying funds		112,253
Net realized gains on sales of affiliated underlying funds		11,311
Net realized gains on sales of unaffiliated underlying funds	+	1,211

Net realized gains		127,313
Net unrealized gains on affiliated underlying funds		2,784,292
Net unrealized gains on unaffiliated underlying funds	+	361,683

Net unrealized gains	+	3,145,975

Net realized and unrealized gains		3,273,288

Increase in net assets resulting from operations		$3,886,360

See financial notes 29

 Schwab Target 2015 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$613,072	$522,054
Net realized gains		127,313	30,319
Net unrealized gains	+	3,145,975	2,802,230

Increase in net assets from operations		3,886,360	3,354,603

Distributions to Shareholders

Distributions from net investment income		($789,680)	($331,163)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,511,604	$15,725,164	2,556,420	$24,483,229
Shares reinvested		74,372	760,827	33,989	319,494
Shares redeemed	+	(712,008)	(7,441,736)	(787,229)	(7,498,561)

Net transactions in fund shares		873,968	$9,044,255	1,803,180	$17,304,162

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,686,212	$37,449,020	1,883,032	$17,121,418
Total increase	+	873,968	12,140,935	1,803,180	20,327,602

End of period		4,560,180	$49,589,955	3,686,212	$37,449,020

Net investment income not yet distributed			$180,221		$356,829

30 See financial notes

Schwab Target 2020 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	10.80		9.63	8.59	12.88	11.56	10.28

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.20	0.24	0.30	0.21	0.21
Net realized and unrealized gains (losses)	1.00		1.18	1.08	(4.11)	1.33	1.25

Total from investment operations	1.16		1.38	1.32	(3.81)	1.54	1.46
Less distributions:
Distributions from net investment income	(0.23)		(0.21)	(0.28)	(0.38)	(0.19)	(0.18)
Distributions from net realized gains	—		—	—	(0.10)	(0.03)	—

Total distributions	(0.23)		(0.21)	(0.28)	(0.48)	(0.22)	(0.18)

Net asset value at end of period	11.73		10.80	9.63	8.59	12.88	11.56

Total return (%)	10.85	[1]	14.47	15.89	(30.59)	13.47	14.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.00	[3,4]	0.00 [4]	0.02 [5]	0.04	0.04	0.04
Gross operating expenses[2]	0.06	[3]	0.07	0.09	0.08	0.07	0.22
Net investment income (loss)	2.88	[3]	2.01	2.75	2.67	1.84	1.84
Portfolio turnover rate	4	[1]	15	48	34 [6]	–	–
Net assets, end of period ($ x 1,000,000)	285		240	198	163	225	84

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 31

 Schwab Target 2020 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.4%	Other Investment Companies	231,597,124	280,769,455
1.1%	Short-Term Investment	3,212,021	3,212,021

99.5%	Total Investments	234,809,145	283,981,476
0.5%	Other Assets and Liabilities, Net		1,291,484

100.0%	Total Net Assets		285,272,960

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.4% of net assets

Equity Funds 63.1%

Global Real Estate 3.5%
Schwab Global Real Estate Fund (a)	1,479,211	10,088,217

International 16.4%
American Century International Growth Fund, Institutional Shares	687,706	8,348,754
Laudus International MarketMasters Fund, Select Shares (a)	786,296	16,339,232
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	694,818	6,927,338
Laudus Mondrian International Equity Fund, Institutional Shares (a)	980,081	8,124,871
William Blair International Small Cap Growth Fund, Institutional Shares	476,200	6,890,613

		46,630,808

Large-Cap 35.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,239,722	17,157,751
Schwab Core Equity Fund (a)	1,977,000	36,811,741
Schwab Dividend Equity Fund (a)	599,440	8,434,127
Schwab S&P 500 Index Fund (a)	1,470,442	31,364,527
TCW Relative Value Large Cap Fund	566,457	8,451,540

		102,219,686

Small-Cap 7.4%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	514,815	7,367,004
Schwab Small-Cap Equity Fund (a)*	778,655	13,727,684

		21,094,688

		180,033,399

Fixed-Income Funds 34.4%

Inflation-Protected Bond 2.4%
Schwab Inflation Protected Fund (a)	624,293	6,929,655

Intermediate-Term Bond 26.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	441,099	5,540,204
PIMCO Total Return Fund, Institutional Shares	933,806	10,299,884
Schwab Premier Income Fund (a)	807,784	8,344,413
Schwab Total Bond Market Fund (a)	5,584,227	51,598,258

		75,782,759

International Bond 2.5%
Laudus Mondrian International Fixed Income Fund (a)	568,073	7,015,698

Short-Term Bond 2.9%
Schwab Short-Term Bond Market Fund (a)	908,295	8,319,980

		98,048,092

Money Market Fund 0.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	2,687,964	2,687,964

Total Other Investment Companies
(Cost $231,597,124)		280,769,455

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Citibank
0.03%, 05/02/11	3,212,021	3,212,021

Total Short-Term Investment
(Cost $3,212,021)		3,212,021

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $237,237,192 and the unrealized appreciation and depreciation were $48,553,345 and ($1,809,061), respectively, with a net unrealized appreciation of $46,744,284.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

32 See financial notes

 Schwab Target 2020 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $199,390,388)		$241,238,460
Investments in unaffiliated issuers, at value (cost $35,418,757)	+	42,743,016

Total investments, at value (cost $234,809,145)		283,981,476
Receivables:
Fund shares sold		1,019,452
Dividends		335,011
Due from investment adviser		1,081
Interest		5
Prepaid expenses	+	3,724

Total assets		285,340,749

Liabilities

Payables:
Fund shares redeemed		28,472
Accrued expenses	+	39,317

Total liabilities		67,789

Net Assets

Total assets		285,340,749
Total liabilities	−	67,789

Net assets		$285,272,960

Net Assets by Source
Capital received from investors		275,056,629
Net investment income not yet distributed		1,000,322
Net realized capital losses		(39,956,322)
Net unrealized capital gains		49,172,331

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$285,272,960		24,328,416		$11.73

See financial notes 33

 Schwab Target 2020 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$3,191,824
Dividends received from unaffiliated underlying funds		507,322
Interest	+	421

Total investment income		3,699,567

Expenses

Professional fees		19,473
Shareholder reports		12,587
Registration fees		10,874
Portfolio accounting fees		9,867
Transfer agent fees		7,912
Trustees’ fees		3,534
Custodian fees		3,350
Interest expense		14
Other expenses	+	3,092

Total expenses		70,703
Expense reduction by CSIM and its affiliates	−	70,689

Net expenses	−	14

Net investment income		3,699,553

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		10,694
Realized capital gain distributions received from unaffiliated underlying funds		460,038
Net realized gains on sales of affiliated underlying funds		704,221
Net realized gains on sales of unaffiliated underlying funds	+	31,831

Net realized gains		1,206,784
Net unrealized gains on affiliated underlying funds		19,227,400
Net unrealized gains on unaffiliated underlying funds	+	2,795,229

Net unrealized gains	+	22,022,629

Net realized and unrealized gains		23,229,413

Increase in net assets resulting from operations		$26,928,966

34 See financial notes

 Schwab Target 2020 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$3,699,553	$4,408,570
Net realized gains (losses)		1,206,784	(1,853,376)
Net unrealized gains	+	22,022,629	26,784,257

Increase in net assets from operations		26,928,966	29,339,451

Distributions to Shareholders

Distributions from net investment income		($5,113,390)	($4,326,919)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,038,421	$45,190,814	5,496,962	$55,652,382
Shares reinvested		452,434	4,949,629	420,595	4,197,532
Shares redeemed	+	(2,374,908)	(26,508,839)	(4,256,785)	(42,975,456)

Net transactions in fund shares		2,115,947	$23,631,604	1,660,772	$16,874,458

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		22,212,469	$239,825,780	20,551,697	$197,938,790
Total increase	+	2,115,947	45,447,180	1,660,772	41,886,990

End of period		24,328,416	$285,272,960	22,212,469	$239,825,780

Net investment income not yet distributed			$1,000,322		$2,414,159

See financial notes 35

Schwab Target 2025 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	3/12/08[1]–
	4/30/11*		10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.46		9.21	7.99	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.16	0.17	0.05
Net realized and unrealized gains (losses)	1.13		1.24	1.21	(2.06)

Total from investment operations	1.28		1.40	1.38	(2.01)
Less distributions:
Distributions from net investment income	(0.19)		(0.15)	(0.16)	—

Net asset value at end of period	11.55		10.46	9.21	7.99

Total return (%)	12.35	[2]	15.34	17.61	(20.10)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00 [5]	0.01 [6]	0.04	[4]
Gross operating expenses[3]	0.14	[4]	0.24	0.57	1.27	[4]
Net investment income (loss)	2.72	[4]	1.62	2.15	1.60	[4]
Portfolio turnover rate	0	[2,7]	13	44	3	[2]
Net assets, end of period ($ x 1,000,000)	92		63	26	8

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 Less than 1%.

36 See financial notes

 Schwab Target 2025 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Other Investment Companies	74,687,742	90,296,213
1.7%	Short-Term Investment	1,543,179	1,543,179

99.4%	Total Investments	76,230,921	91,839,392
0.6%	Other Assets and Liabilities, Net		558,186

100.0%	Total Net Assets		92,397,578

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.7% of net assets

Equity Funds 71.6%

Global Real Estate 4.0%
Schwab Global Real Estate Fund (a)	539,082	3,676,541

International 17.9%
American Century International Growth Fund, Institutional Shares	241,328	2,929,725
Laudus International MarketMasters Fund, Select Shares (a)	284,143	5,904,485
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	234,546	2,338,428
Laudus Mondrian International Equity Fund, Institutional Shares (a)	359,064	2,976,641
William Blair International Small Cap Growth Fund, Institutional Shares	164,487	2,380,131

		16,529,410

Large-Cap 40.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	454,974	6,296,834
Schwab Core Equity Fund (a)	759,635	14,144,399
Schwab Dividend Equity Fund (a)	235,821	3,318,005
Schwab S&P 500 Index Fund (a)	513,882	10,961,095
TCW Relative Value Large Cap Fund	195,731	2,920,301

		37,640,634

Small-Cap 9.0%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	193,366	2,767,064
Schwab Small-Cap Equity Fund (a)*	313,575	5,528,326

		8,295,390

		66,141,975

Fixed-Income Funds 25.5%

Inflation-Protected Bond 1.9%
Schwab Inflation Protected Fund (a)	160,915	1,786,162

Intermediate-Term Bond 21.6%
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	93,846	1,178,708
PIMCO Total Return Fund, Institutional Shares	230,079	2,537,771
Schwab Premier Income Fund (a)	189,678	1,959,378
Schwab Total Bond Market Fund (a)	1,543,976	14,266,341

		19,942,198

International Bond 2.0%
Laudus Mondrian International Fixed Income Fund (a)	147,996	1,827,750

		23,556,110

Money Market Fund 0.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	598,128	598,128

Total Other Investment Companies
(Cost $74,687,742)		90,296,213

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
Citibank
0.03%, 05/02/11	1,543,179	1,543,179

Total Short-Term Investment
(Cost $1,543,179)		1,543,179

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $76,959,848 and the unrealized appreciation and depreciation were $14,879,544 and ($0), respectively, with a net unrealized appreciation of $14,879,544.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 37

 Schwab Target 2025 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $64,583,417)		$78,349,577
Investments in unaffiliated issuers, at value (cost $11,647,504)	+	13,489,815

Total investments, at value (cost $76,230,921)		91,839,392
Receivables:
Fund shares sold		585,302
Dividends		83,897
Due from investment adviser		788
Interest		2
Prepaid expenses	+	641

Total assets		92,510,022

Liabilities

Payables:
Fund shares redeemed		99,964
Accrued expenses	+	12,480

Total liabilities		112,444

Net Assets

Total assets		92,510,022
Total liabilities	−	112,444

Net assets		$92,397,578

Net Assets by Source
Capital received from investors		77,873,012
Net investment income not yet distributed		270,466
Net realized capital losses		(1,354,371)
Net unrealized capital gains		15,608,471

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$92,397,578		8,000,267		$11.55

38 See financial notes

 Schwab Target 2025 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$878,497
Dividends received from unaffiliated underlying funds		136,412
Interest	+	161

Total investment income		1,015,070

Expenses

Professional fees		17,013
Registration fees		9,505
Portfolio accounting fees		8,069
Transfer agent fees		5,659
Shareholder reports		5,626
Trustees’ fees		2,929
Custodian fees		2,065
Other expenses	+	866

Total expenses		51,732
Expense reduction by CSIM and its affiliates	−	51,732

Net expenses	−	—

Net investment income		1,015,070

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		2,291
Realized capital gain distributions received from unaffiliated underlying funds		104,438
Net realized losses on sales of affiliated underlying funds		(7,669)
Net realized gains on sales of unaffiliated underlying funds	+	4

Net realized gains		99,064
Net unrealized gains on affiliated underlying funds		6,803,253
Net unrealized gains on unaffiliated underlying funds	+	971,481

Net unrealized gains	+	7,774,734

Net realized and unrealized gains		7,873,798

Increase in net assets resulting from operations		$8,888,868

See financial notes 39

 Schwab Target 2025 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$1,015,070	$727,221
Net realized gains		99,064	29,253
Net unrealized gains	+	7,774,734	5,424,395

Increase in net assets from operations		8,888,868	6,180,869

Distributions to Shareholders

Distributions from net investment income		($1,192,291)	($477,680)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,373,464	$26,025,887	3,957,132	$38,742,638
Shares reinvested		109,885	1,176,870	48,457	468,092
Shares redeemed	+	(481,685)	(5,271,020)	(857,464)	(8,387,723)

Net transactions in fund shares		2,001,664	$21,931,737	3,148,125	$30,823,007

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,998,603	$62,769,264	2,850,478	$26,243,068
Total increase	+	2,001,664	29,628,314	3,148,125	36,526,196

End of period		8,000,267	$92,397,578	5,998,603	$62,769,264

Net investment income not yet distributed			$270,466		$447,687

40 See financial notes

Schwab Target 2030 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.05		9.69	8.51	13.15	11.67	10.31

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.17	0.20	0.28	0.18	0.19
Net realized and unrealized gains (losses)	1.31		1.36	1.23	(4.47)	1.48	1.34

Total from investment operations	1.46		1.53	1.43	(4.19)	1.66	1.53
Less distributions:
Distributions from net investment income	(0.19)		(0.17)	(0.25)	(0.35)	(0.16)	(0.17)
Distributions from net realized gains	—		—	—	(0.10)	(0.02)	—

Total distributions	(0.19)		(0.17)	(0.25)	(0.45)	(0.18)	(0.17)

Net asset value at end of period	12.32		11.05	9.69	8.51	13.15	11.67

Total return (%)	13.39	[1]	15.97	17.31	(32.83)	14.45	14.99

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	0.00 [4]	0.01 [5]	0.03	0.03	0.03
Gross operating expenses[2]	0.05	[3]	0.08	0.11	0.10	0.09	0.32
Net investment income (loss)	2.66	[3]	1.64	2.37	2.35	1.50	1.54
Portfolio turnover rate	0	[1,6]	14	50	31 [7]	–	–
Net assets, end of period ($ x 1,000,000)	385		296	200	129	162	56

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 Less than 1%.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 41

 Schwab Target 2030 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Other Investment Companies	303,413,276	379,872,610
1.1%	Short-Term Investment	4,180,328	4,180,328

99.8%	Total Investments	307,593,604	384,052,938
0.2%	Other Assets and Liabilities, Net		873,870

100.0%	Total Net Assets		384,926,808

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.7% of net assets

Equity Funds 79.0%

Global Real Estate 4.3%
Schwab Global Real Estate Fund (a)	2,411,865	16,448,921

International 20.1%
American Century International Growth Fund, Institutional Shares	1,141,413	13,856,748
Laudus International MarketMasters Fund, Select Shares (a)	1,269,061	26,371,080
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,193,961	11,903,790
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,615,039	13,388,674
William Blair International Small Cap Growth Fund, Institutional Shares	826,913	11,965,433

		77,485,725

Large-Cap 43.9%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	1,978,175	27,377,939
Schwab Core Equity Fund (a)	3,573,748	66,543,187
Schwab Dividend Equity Fund (a)	953,360	13,413,775
Schwab S&P 500 Index Fund (a)	2,242,190	47,825,922
TCW Relative Value Large Cap Fund	910,143	13,579,336

		168,740,159

Small-Cap 10.7%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	998,720	14,291,684
Schwab Small-Cap Equity Fund (a)*	1,532,051	27,010,056

		41,301,740

		303,976,545

Fixed-Income Funds 18.5%

Inflation-Protected Bond 1.3%
Schwab Inflation Protected Fund (a)	464,029	5,150,726

Intermediate-Term Bond 15.8%
PIMCO Total Return Fund, Institutional Shares	670,128	7,391,508
Schwab Premier Income Fund (a)	572,711	5,916,110
Schwab Total Bond Market Fund (a)	5,161,206	47,689,545

		60,997,163

International Bond 1.4%
Laudus Mondrian International Fixed Income Fund (a)	420,183	5,189,266

		71,337,155

Money Market Fund 1.2%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,558,910	4,558,910

Total Other Investment Companies
(Cost $303,413,276)		379,872,610

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.1% of net assets

Time Deposit 1.1%
Citibank
0.03%, 05/02/11	4,180,328	4,180,328

Total Short-Term Investment
(Cost $4,180,328)		4,180,328

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $311,602,510 and the unrealized appreciation and depreciation were $73,025,565 and ($575,137), respectively, with a net unrealized appreciation of $72,450,428.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

42 See financial notes

 Schwab Target 2030 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $266,817,532)		$333,079,585
Investments in unaffiliated issuers, at value (cost $40,776,072)	+	50,973,353

Total investments, at value (cost $307,593,604)		384,052,938
Receivables:
Fund shares sold		873,041
Dividends		265,160
Due from investment adviser		1,193
Interest		7
Prepaid expenses	+	3,972

Total assets		385,196,311

Liabilities

Payables:
Fund shares redeemed		226,195
Accrued expenses	+	43,308

Total liabilities		269,503

Net Assets

Total assets		385,196,311
Total liabilities	−	269,503

Net assets		$384,926,808

Net Assets by Source
Capital received from investors		339,799,615
Net investment income not yet distributed		1,028,874
Net realized capital losses		(32,361,015)
Net unrealized capital gains		76,459,334

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$384,926,808		31,238,050		$12.32

See financial notes 43

 Schwab Target 2030 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$3,986,368
Dividends received from unaffiliated underlying funds		504,248
Interest	+	557

Total investment income		4,491,173

Expenses

Professional fees		20,047
Shareholder reports		16,882
Transfer agent fees		11,351
Portfolio accounting fees		10,426
Registration fees		8,594
Custodian fees		3,953
Trustees’ fees		3,761
Other expenses	+	3,695

Total expenses		78,709
Expense reduction by CSIM and its affiliates	−	78,709

Net expenses	−	—

Net investment income		4,491,173

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		6,788
Realized capital gain distributions received from unaffiliated underlying funds		286,715
Net realized losses on sales of affiliated underlying funds		(35,832)
Net realized gains on sales of unaffiliated underlying funds	+	23,444

Net realized gains		281,115
Net unrealized gains on affiliated underlying funds		33,410,250
Net unrealized gains on unaffiliated underlying funds	+	4,971,243

Net unrealized gains	+	38,381,493

Net realized and unrealized gains		38,662,608

Increase in net assets resulting from operations		$43,153,781

44 See financial notes

 Schwab Target 2030 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$4,491,173	$4,112,116
Net realized gains (losses)		281,115	(921,037)
Net unrealized gains	+	38,381,493	32,998,391

Increase in net assets from operations		43,153,781	36,189,470

Distributions to Shareholders

Distributions from net investment income		($5,459,742)	($3,748,936)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,229,859	$72,238,847	9,800,393	$101,143,105
Shares reinvested		465,435	5,296,645	357,901	3,654,170
Shares redeemed	+	(2,290,701)	(26,693,114)	(3,977,327)	(40,925,461)

Net transactions in fund shares		4,404,593	$50,842,378	6,180,967	$63,871,814

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,833,457	$296,390,391	20,652,490	$200,078,043
Total increase	+	4,404,593	88,536,417	6,180,967	96,312,348

End of period		31,238,050	$384,926,808	26,833,457	$296,390,391

Net investment income not yet distributed			$1,028,874		$1,997,443

See financial notes 45

Schwab Target 2035 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	3/12/08[1]–
	4/30/11*		10/31/10	10/31/09	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.32		9.00	7.76	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.13	0.15	0.04
Net realized and unrealized gains (losses)	1.34		1.33	1.23	(2.28)

Total from investment operations	1.48		1.46	1.38	(2.24)
Less distributions:
Distributions from net investment income	(0.16)		(0.14)	(0.14)	—

Net asset value at end of period	11.64		10.32	9.00	7.76

Total return (%)	14.52	[2]	16.29	18.22	(22.40)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[3]	—	[4]	0.00 [5]	0.01 [6]	0.02	[4]
Gross operating expenses[3]	0.17	[4]	0.30	0.67	1.57	[4]
Net investment income (loss)	2.57	[4]	1.38	1.92	1.32	[4]
Portfolio turnover rate	0	[2,7]	14	49	7	[2]
Net assets, end of period ($ x 1,000,000)	72		49	22	6

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4 Annualized.
5 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
7 Less than 1%.

46 See financial notes

 Schwab Target 2035 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Other Investment Companies	55,978,018	70,221,666
1.0%	Short-Term Investment	696,379	696,379

99.1%	Total Investments	56,674,397	70,918,045
0.9%	Other Assets and Liabilities, Net		651,389

100.0%	Total Net Assets		71,569,434

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.1% of net assets

Equity Funds 84.5%

Global Real Estate 4.6%
Schwab Global Real Estate Fund (a)	480,106	3,274,323

International 20.9%
American Century International Growth Fund, Institutional Shares	217,041	2,634,877
Laudus International MarketMasters Fund, Select Shares (a)	247,528	5,143,626
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	228,107	2,274,222
Laudus Mondrian International Equity Fund, Institutional Shares (a)	318,796	2,642,819
William Blair International Small Cap Growth Fund, Institutional Shares	157,174	2,274,305

		14,969,849

Large-Cap 47.7%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	420,512	5,819,884
Schwab Core Equity Fund (a)	728,952	13,573,095
Schwab Dividend Equity Fund (a)	207,439	2,918,673
Schwab S&P 500 Index Fund (a)	417,385	8,902,831
TCW Relative Value Large Cap Fund	195,885	2,922,608

		34,137,091

Small-Cap 11.3%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	199,729	2,858,126
Schwab Small-Cap Equity Fund (a)*	299,214	5,275,136

		8,133,262

		60,514,525

Fixed-Income Funds 12.8%

Inflation-Protected Bond 1.0%
Schwab Inflation Protected Fund (a)	63,749	707,612

Intermediate-Term Bond 10.8%
PIMCO Total Return Fund, Institutional Shares	64,012	706,050
Schwab Premier Income Fund (a)	88,611	915,350
Schwab Total Bond Market Fund (a)	662,910	6,125,290

		7,746,690

International Bond 1.0%
Laudus Mondrian International Fixed Income Fund (a)	57,197	706,388

		9,160,690

Money Market Fund 0.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	546,451	546,451

Total Other Investment Companies
(Cost $55,978,018)		70,221,666

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Citibank
0.03%, 05/02/11	696,379	696,379

Total Short-Term Investment
(Cost $696,379)		696,379

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $57,462,585 and the unrealized appreciation and depreciation were $13,455,460 and ($0), respectively, with a net unrealized appreciation of $13,455,460.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

See financial notes 47

 Schwab Target 2035 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $49,103,052)		$61,683,826
Investments in unaffiliated issuers, at value (cost $7,571,345)	+	9,234,219

Total investments, at value (cost $56,674,397)		70,918,045
Receivables:
Fund shares sold		657,571
Dividends		33,484
Due from investment adviser		783
Interest		1
Prepaid expenses	+	502

Total assets		71,610,386

Liabilities

Payables:
Fund shares redeemed		27,176
Accrued expenses	+	13,776

Total liabilities		40,952

Net Assets

Total assets		71,610,386
Total liabilities	−	40,952

Net assets		$71,569,434

Net Assets by Source
Capital received from investors		58,425,264
Net investment income not yet distributed		167,492
Net realized capital losses		(1,266,970)
Net unrealized capital gains		14,243,648

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$71,569,434		6,148,024		$11.64

48 See financial notes

 Schwab Target 2035 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$667,420
Dividends received from unaffiliated underlying funds		80,386
Interest	+	125

Total investment income		747,931

Expenses

Professional fees		16,842
Registration fees		8,462
Portfolio accounting fees		7,914
Shareholder reports		5,555
Transfer agent fees		5,455
Trustees’ fees		2,887
Custodian fees		1,867
Other expenses	+	687

Total expenses		49,669
Expense reduction by CSIM and its affiliates	−	49,669

Net expenses	−	—

Net investment income		747,931

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		870
Realized capital gain distributions received from unaffiliated underlying funds		24,361
Net realized gains on sales of affiliated underlying funds		531
Net realized gains on sales of unaffiliated underlying funds	+	3

Net realized gains		25,765
Net unrealized gains on affiliated underlying funds		6,272,012
Net unrealized gains on unaffiliated underlying funds	+	954,710

Net unrealized gains	+	7,226,722

Net realized and unrealized gains		7,252,487

Increase in net assets resulting from operations		$8,000,418

See financial notes 49

 Schwab Target 2035 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$747,931	$490,181
Net realized gains		25,765	75,063
Net unrealized gains	+	7,226,722	4,642,105

Increase in net assets from operations		8,000,418	5,207,349

Distributions to Shareholders

Distributions from net investment income		($819,461)	($384,144)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,866,466	$20,465,331	2,857,381	$27,484,922
Shares reinvested		74,570	798,640	39,144	373,828
Shares redeemed	+	(501,699)	(5,486,399)	(643,422)	(6,161,530)

Net transactions in fund shares		1,439,337	$15,777,572	2,253,103	$21,697,220

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,708,687	$48,610,905	2,455,584	$22,090,480
Total increase	+	1,439,337	22,958,529	2,253,103	26,520,425

End of period		6,148,024	$71,569,434	4,708,687	$48,610,905

Net investment income not yet distributed			$167,492		$239,022

50 See financial notes

Schwab Target 2040 Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	11/1/06–	11/1/05–
	4/30/11*		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Per-Share Data ($)

Net asset value at beginning of period	11.16		9.71	8.48	13.45	11.83	10.36

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.15	0.18	0.28	0.17	0.19
Net realized and unrealized gains (losses)	1.53		1.46	1.27	(4.80)	1.62	1.45

Total from investment operations	1.68		1.61	1.45	(4.52)	1.79	1.64
Less distributions:
Distributions from net investment income	(0.18)		(0.16)	(0.22)	(0.36)	(0.15)	(0.17)
Distributions from net realized gains	—		—	—	(0.09)	(0.02)	—

Total distributions	(0.18)		(0.16)	(0.22)	(0.45)	(0.17)	(0.17)

Net asset value at end of period	12.66		11.16	9.71	8.48	13.45	11.83

Total return (%)	15.18	[1]	16.71	17.66	(34.60)	15.32	16.06

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	—	[3]	0.00 [4]	0.00 [4,5]	0.01	0.01	0.01
Gross operating expenses[2]	0.06	[3]	0.10	0.15	0.15	0.13	0.48
Net investment income (loss)	2.58	[3]	1.44	2.15	2.22	1.19	1.26
Portfolio turnover rate	0	[1,6]	15	51	36 [7]	–	1
Net assets, end of period ($ x 1,000,000)	352		259	163	94	118	34

* Unaudited.

1 Not annualized.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
3 Annualized.
4 Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
5 Effective April 20, 2009 the net operating expense limitation was lowered. The ratio presented for period ended 10/31/09 is a blended rate.
6 Less than 1%.
7 The portfolio turnover ratio increased due to additional rebalancing activity of the underlying funds during the period.

See financial notes 51

 Schwab Target 2040 Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

98.3%	Other Investment Companies	271,659,906	345,781,669
1.4%	Short-Term Investment	4,816,032	4,816,032

99.7%	Total Investments	276,475,938	350,597,701
0.3%	Other Assets and Liabilities, Net		1,085,334

100.0%	Total Net Assets		351,683,035

	Number	Value
Security	of Shares	($)

Other Investment Companies 98.3% of net assets

Equity Funds 88.6%

Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	2,553,532	17,415,087

International 22.0%
American Century International Growth Fund, Institutional Shares	1,144,148	13,889,954
Laudus International MarketMasters Fund, Select Shares (a)	1,252,229	26,021,317
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,184,152	11,805,993
Laudus Mondrian International Equity Fund, Institutional Shares (a)	1,648,071	13,662,512
William Blair International Small Cap Growth Fund, Institutional Shares	822,263	11,898,145

		77,277,921

Large-Cap 49.8%
Laudus Growth Investors U.S. Large Cap Growth Fund (a)	2,199,095	30,435,474
Schwab Core Equity Fund (a)	3,760,187	70,014,673
Schwab Dividend Equity Fund (a)	1,092,819	15,375,958
Schwab S&P 500 Index Fund (a)	2,088,298	44,543,401
TCW Relative Value Large Cap Fund	986,610	14,720,229

		175,089,735

Small-Cap 11.9%
Laudus Small-Cap MarketMasters Fund, Select Shares (a)*	1,027,436	14,702,604
Schwab Small-Cap Equity Fund (a)*	1,551,109	27,346,058

		42,048,662

		311,831,405

Fixed-Income Funds 8.6%

Inflation-Protected Bond 0.7%
Schwab Inflation Protected Fund (a)	232,602	2,581,884

Intermediate-Term Bond 7.1%
PIMCO Total Return Fund, Institutional Shares	228,881	2,524,560
Schwab Premier Income Fund (a)	346,571	3,580,078
Schwab Total Bond Market Fund (a)	2,035,858	18,811,325

		24,915,963

International Bond 0.8%
Laudus Mondrian International Fixed Income Fund (a)	215,530	2,661,798

		30,159,645

Money Market Fund 1.1%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	3,790,619	3,790,619

Total Other Investment Companies
(Cost $271,659,906)		345,781,669

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.4% of net assets

Time Deposit 1.4%
Citibank
0.03%, 05/02/11	4,816,032	4,816,032

Total Short-Term Investment
(Cost $4,816,032)		4,816,032

End of Investments.

At 04/30/11, the tax basis cost of the fund’s investments was $280,655,566 and the unrealized appreciation and depreciation were $69,942,135 and ($0), respectively, with a net unrealized appreciation of $69,942,135.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

52 See financial notes

 Schwab Target 2040 Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments in affiliated underlying funds, at value (cost $238,585,164)		$302,748,781
Investments in unaffiliated issuers, at value (cost $37,890,774)	+	47,848,920

Total investments, at value (cost $276,475,938)		350,597,701
Receivables:
Fund shares sold		1,177,964
Dividends		120,510
Due from investment adviser		1,295
Interest		8
Prepaid expenses	+	3,285

Total assets		351,900,763

Liabilities

Payables:
Fund shares redeemed		158,567
Accrued expenses	+	59,161

Total liabilities		217,728

Net Assets

Total assets		351,900,763
Total liabilities	−	217,728

Net assets		$351,683,035

Net Assets by Source
Capital received from investors		302,716,404
Net investment income not yet distributed		762,761
Net realized capital losses		(25,917,893)
Net unrealized capital gains		74,121,763

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$351,683,035		27,774,987		$12.66

See financial notes 53

 Schwab Target 2040 Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends received from affiliated underlying funds		$3,440,240
Dividends received from unaffiliated underlying funds		431,342
Interest	+	555

Total investment income		3,872,137

Expenses

Shareholder reports		24,699
Professional fees		19,734
Transfer agent fees		11,670
Portfolio accounting fees		10,036
Registration fees		8,334
Custodian fees		3,625
Trustees’ fees		3,624
Other expenses	+	3,186

Total expenses		84,908
Expense reduction by CSIM and its affiliates	−	84,908

Net expenses	−	—

Net investment income		3,872,137

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		3,975
Realized capital gain distributions received from unaffiliated underlying funds		97,955
Net realized gains on sales of affiliated underlying funds		5,721
Net realized gains on sales of unaffiliated underlying funds	+	18

Net realized gains		107,669
Net unrealized gains on affiliated underlying funds		33,701,021
Net unrealized gains on unaffiliated underlying funds	+	5,233,434

Net unrealized gains	+	38,934,455

Net realized and unrealized gains		39,042,124

Increase in net assets resulting from operations		$42,914,261

54 See financial notes

 Schwab Target 2040 Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$3,872,137	$3,044,401
Net realized gains (losses)		107,669	(484,034)
Net unrealized gains	+	38,934,455	29,324,335

Increase in net assets from operations		42,914,261	31,884,702

Distributions to Shareholders

Distributions from net investment income		($4,347,408)	($2,835,524)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,115,103	$72,680,021	9,574,793	$99,582,654
Shares reinvested		366,999	4,260,852	268,561	2,774,235
Shares redeemed	+	(1,952,178)	(23,226,058)	(3,362,169)	(34,829,052)

Net transactions in fund shares		4,529,924	$53,714,815	6,481,185	$67,527,837

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,245,063	$259,401,367	16,763,878	$162,824,352
Total increase	+	4,529,924	92,281,668	6,481,185	96,577,015

End of period		27,774,987	$351,683,035	23,245,063	$259,401,367

Net investment income not yet distributed			$762,761		$1,238,032

See financial notes 55

 Schwab Target Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Balanced Fund
Schwab Target 2010 Fund	Schwab Premier Equity Fund
Schwab Target 2015 Fund	Schwab Core Equity Fund
Schwab Target 2020 Fund	Schwab Dividend Equity Fund
Schwab Target 2025 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2030 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2035 Fund	Schwab Hedged Equity Fund
Schwab Target 2040 Fund	Schwab Financial Services Fund
Schwab S&P 500 Index Fund	Schwab Health Care Fund
Schwab Small-Cap Index Fund	Schwab International Core Equity Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small-Mid Company Index Fund
Schwab MarketTrack All Equity Portfolio	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio	Schwab Fundamental International Small-Mid Company Index Fund
Schwab MarketTrack Balanced Portfolio	Schwab Fundamental Emerging Markets Index Fund
Schwab MarketTrack Conservative Portfolio	Schwab Monthly Income Fund-Moderate Payout
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund-Enhanced Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund-Maximum Payout

The Schwab Target Funds are “fund of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed income securities, exchange traded funds (“ETFs”), cash equivalents, including money market securities, and futures. Each fund bears its share of the allocable expenses of the underlying funds in which they invest.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding share of a fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or

56

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of April 30, 2011:

Schwab Target 2010 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$70,528,360	$—	$—	$70,528,360
Short-Term Investment(a)	—	1,403,101	—	1,403,101

Total	$70,528,360	$1,403,101	$—	$71,931,461

Schwab Target 2015 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$47,708,276	$—	$—	$47,708,276
Short-Term Investments(a)	—	1,529,130	—	1,529,130

Total	$47,708,276	$1,529,130	$—	$49,237,406

 57

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Target 2020 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$280,769,455	$—	$—	$280,769,455
Short-Term Investment(a)	—	3,212,021	—	3,212,021

Total	$280,769,455	$3,212,021	$—	$283,981,476

Schwab Target 2025 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$90,296,213	$—	$—	$90,296,213
Short-Term Investment(a)	—	1,543,179	—	1,543,179

Total	$90,296,213	$1,543,179	$—	$91,839,392

Schwab Target 2030 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$379,872,610	$—	$—	$379,872,610
Short-Term Investment(a)	—	4,180,328	—	4,180,328

Total	$379,872,610	$4,180,328	$—	$384,052,938

Schwab Target 2035 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$70,221,666	$—	$—	$70,221,666
Short-Term Investment(a)	—	696,379	—	696,379

Total	$70,221,666	$696,379	$—	$70,918,045

Schwab Target 2040 Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$345,781,669	$—	$—	$345,781,669
Short-Term Investment(a)	—	4,816,032	—	4,816,032

Total	$345,781,669	$4,816,032	$—	$350,597,701

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

58

 Schwab Target Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

 59

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Asset Allocation Risk. The funds are subjects to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments will cause the funds to underperform other funds with a similar investment objective.

Market Risk. Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that an investor could lose money.

Underlying Fund Investment Risk. The value of your investment in the funds is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although a fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

•	Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•	Management Risk. The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.

•	Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. A fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause a fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•	Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — and underlying fund’s large-, mid- or small-cap holdings could reduce performance.

•	Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation.

•	ETFs Risk. An underlying fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

•	Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control

60

 Schwab Target Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

•	Emerging Market Risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund’s investments in emerging market countries.

•	Derivatives Risk. An underlying fund’s use of derivatives instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested.

•	Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio of securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.

•	Liquidity Risk. A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

•	Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transactions costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gain distributions.

Direct Investment Risk. The funds may invest a portion of its assets directly in equity and fixed income securities, ETFs, cash equivalents, including money market securities, and futures. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.

CSIM and Schwab have agreed with the funds to limit (“expense limitation”) the total annual fund operating expense charged, excluding interest, taxes and certain non-routine expenses of the funds to 0.00% for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees.

The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.

 61

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2011, the percentages of shares of other related funds owned by each Schwab Target fund are:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	0.7%	0.8%	4.8%	1.7%	7.8%	1.5%	8.2%
International:
Laudus International MarketMasters Fund	0.1%	0.1%	0.8%	0.3%	1.3%	0.3%	1.3%
Laudus Mondrian Emerging Markets Fund	0.5%	0.5%	3.6%	1.2%	6.2%	1.2%	6.1%
Laudus Mondrian International Equity Fund	1.0%	0.8%	6.0%	2.2%	9.9%	1.9%	10.1%
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	0.6%	0.5%	3.4%	1.3%	5.5%	1.2%	6.1%
Schwab Core Equity Fund	0.3%	0.3%	1.9%	0.7%	3.4%	0.7%	3.5%
Schwab Dividend Equity Fund	0.1%	0.1%	0.6%	0.2%	0.9%	0.2%	1.0%
Schwab S&P 500 Index Fund	0.0% *	0.0% *	0.3%	0.1%	0.4%	0.1%	0.4%
Small-Cap:
Laudus Small-Cap MarketMasters Fund	0.3%	0.3%	2.2%	0.8%	4.2%	0.8%	4.3%
Schwab Small-Cap Equity Fund	0.8%	0.9%	5.4%	2.2%	10.6%	2.1%	10.7%

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	1.1%	0.7%	3.3%	0.9%	2.5%	0.3%	1.2%
Intermediate-Term Bond:
Schwab Premier Income Fund	1.0%	0.5%	2.0%	0.5%	1.4%	0.2%	0.9%
Schwab Total Bond Market Fund	1.4%	0.9%	5.3%	1.5%	4.9%	0.6%	1.9%
International Bond:
Laudus Mondrian International Fixed Income Fund	0.2%	0.1%	0.7%	0.2%	0.5%	0.1%	0.3%
Short-Term Bond:
Schwab Short-Term Bond Market Fund	3.5%	1.5%	3.3%	—%	—%	—%	—%

Money Market Fund:
Schwab Value Advantage Money Fund	0.0% *	0.0% *	0.0% *	0.0% *	0.0% *	0.0% *	0.0% *

*	Less than 0.05%

62

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Below is a summary of the funds’ transactions with their affiliated underlying funds during the period ended April 30, 2011.

Schwab Target 2010 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	218,000	—	(9,064)	208,936	$1,424,945	($7,977)	$86,220
International:
Laudus International MarketMasters Fund, Select Shares	154,217	5,351	(27,016)	132,552	2,754,421	$192,327	37,456
Laudus Mondrian Emerging Markets Fund, Institutional Shares	104,490	—	(10,201)	94,289	940,057	7,448	20,104
Laudus Mondrian International Equity Fund, Institutional Shares	180,223	—	(21,444)	158,779	1,316,281	46,271	44,154
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	257,141	—	(47,759)	209,382	2,897,853	205,930	2,640
Schwab Core Equity Fund	395,651	4,335	(90,181)	309,805	5,768,574	170,555	64,137
Schwab Dividend Equity Fund	120,811	—	(20,711)	100,100	1,408,407	10,520	11,784
Schwab S&P 500 Index Fund	288,821	3,769	(51,899)	240,691	5,133,949	343,150	103,514
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	92,390	—	(17,338)	75,052	1,074,001	79,364	—
Schwab Small-Cap Equity Fund	141,510	—	(30,137)	111,373	1,963,510	33,552	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	202,424	—	(4,587)	197,837	2,195,986	872	85,972
Intermediate-Term Bond:
Schwab Premier Income Fund	383,902	40,798	(9,737)	414,963	4,286,568	(2,189)	77,580
Schwab Total Bond Market Fund	1,518,316	81,117	(80,623)	1,518,810	14,033,808	(46,075)	205,199
International Bond:
Laudus Mondrian International Fixed Income Fund	158,494	—	(9,219)	149,275	1,843,543	17,803	8,270
Short-Term Bond:
Schwab Short-Term Bond Market Fund	936,176	57,317	(30,663)	962,830	8,819,525	(3,348)	58,180

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,468,431			3,468,431	3,468,431	—	2,105

Total					$59,329,859	$1,048,203	$807,315

 63

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2015 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	186,744	57,456	—	244,200	$1,665,447	$—	$86,508
International:
Laudus International MarketMasters Fund, Select Shares	94,163	18,225	—	112,388	2,335,433	—	25,009
Laudus Mondrian Emerging Markets Fund, Institutional Shares	74,160	22,474	—	96,634	963,440	—	15,171
Laudus Mondrian International Equity Fund, Institutional Shares	111,523	22,886	—	134,409	1,114,252	—	30,546
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	162,470	18,545	(5,385)	175,630	2,430,714	2,819	1,828
Schwab Core Equity Fund	260,145	28,394	(17,270)	271,269	5,051,024	12,985	46,354
Schwab Dividend Equity Fund	86,312	2,569	(4,513)	84,368	1,187,063	2,779	8,888
Schwab S&P 500 Index Fund	190,498	28,362	(9,631)	209,229	4,462,857	8,611	73,200
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	73,572	5,138	—	78,710	1,126,336	—	—
Schwab Small-Cap Equity Fund	116,778	8,462	—	125,240	2,207,975	—	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	99,573	32,873	(2,740)	129,706	1,439,732	(785)	54,187
Intermediate-Term Bond:
Schwab Premier Income Fund	123,981	70,010	(4,872)	189,119	1,953,595	(1,263)	30,836
Schwab Total Bond Market Fund	682,054	321,951	(47,861)	956,144	8,834,773	(10,890)	111,610
International Bond:
Laudus Mondrian International Fixed Income Fund	76,464	27,273	(4,173)	99,564	1,229,618	(1,099)	5,182
Short-Term Bond:
Schwab Short-Term Bond Market Fund	281,960	133,756	(14,468)	401,248	3,675,431	(1,846)	21,080

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	791,651	—	—	791,651	791,651	—	476

Total					$40,469,341	$11,311	$510,875

64

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2020 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1,409,411	69,800	—	1,479,211	$10,088,217	$—	$575,018
International:
Laudus International MarketMasters Fund, Select Shares	741,436	55,018	(10,158)	786,296	16,339,232	1,373	183,209
Laudus Mondrian Emerging Markets Fund, Institutional Shares	608,927	85,891	—	694,818	6,927,338	—	117,157
Laudus Mondrian International Equity Fund, Institutional Shares	907,144	72,937	—	980,081	8,124,871	—	222,250
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1,343,079	26,650	(130,007)	1,239,722	17,157,751	407,336	13,714
Schwab Core Equity Fund	2,097,168	70,815	(190,983)	1,977,000	36,811,741	16,355	342,239
Schwab Dividend Equity Fund	614,539	7,424	(22,523)	599,440	8,434,127	(6,306)	63,520
Schwab S&P 500 Index Fund	1,537,795	66,334	(133,687)	1,470,442	31,364,527	406,774	547,447
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	507,262	7,553	—	514,815	7,367,004	—	—
Schwab Small-Cap Equity Fund	815,878	—	(37,223)	778,655	13,727,684	(73,086)	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	517,329	125,080	(18,116)	624,293	6,929,655	365	256,283
Intermediate-Term Bond:
Schwab Premier Income Fund	444,878	362,906	—	807,784	8,344,413	—	122,340
Schwab Total Bond Market Fund	4,709,620	961,375	(86,768)	5,584,227	51,598,258	(48,590)	680,913
International Bond:
Laudus Mondrian International Fixed Income Fund	505,910	62,163	—	568,073	7,015,698	—	29,764
Short-Term Bond:
Schwab Short-Term Bond Market Fund	623,976	284,319	—	908,295	8,319,980	—	47,032

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,687,964	—	—	2,687,964	2,687,964	—	1,632

Total					$241,238,460	$704,221	$3,202,518

 65

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2025 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	372,729	166,353	—	539,082	$3,676,541	$—	$173,642
International:
Laudus International MarketMasters Fund, Select Shares	220,596	63,547	—	284,143	5,904,485	—	56,127
Laudus Mondrian Emerging Markets Fund, Institutional Shares	165,977	68,569	—	234,546	2,338,428	—	34,725
Laudus Mondrian International Equity Fund, Institutional Shares	255,504	103,560	—	359,064	2,976,641	—	68,182
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	376,304	78,670	—	454,974	6,296,834	—	$4,025
Schwab Core Equity Fund	607,999	151,636	—	759,635	14,144,399	—	105,034
Schwab Dividend Equity Fund	194,177	41,644	—	235,821	3,318,005	—	21,807
Schwab S&P 500 Index Fund	418,754	95,128	—	513,882	10,961,095	—	151,777
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	161,091	32,275	—	193,366	2,767,064	—	—
Schwab Small-Cap Equity Fund	272,929	40,646	—	313,575	5,528,326	—	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	110,055	50,860	—	160,915	1,786,162	—	63,602
Intermediate-Term Bond:
Schwab Premier Income Fund	88,407	101,271	—	189,678	1,959,378	—	26,881
Schwab Total Bond Market Fund	1,014,197	557,019	(27,240)	1,543,976	14,266,341	(7,125)	167,437
International Bond:
Laudus Mondrian International Fixed Income Fund	100,912	50,382	(3,298)	147,996	1,827,750	(544)	7,191

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	598,128	—	—	598,128	598,128	—	358

Total					$78,349,577	($7,669)	$880,788

66

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2030 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1,949,136	462,729	—	2,411,865	$16,448,921	$—	$865,511
International:
Laudus International MarketMasters Fund, Select Shares	1,112,544	156,517	—	1,269,061	26,371,080	—	279,623
Laudus Mondrian Emerging Markets Fund, Institutional Shares	944,933	249,028	—	1,193,961	11,903,790	—	194,815
Laudus Mondrian International Equity Fund, Institutional Shares	1,357,165	257,874	—	1,615,039	13,388,674	—	351,861
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1,911,350	66,825	—	1,978,175	27,377,939	—	20,431
Schwab Core Equity Fund	3,170,535	403,213	—	3,573,748	66,543,187	—	543,531
Schwab Dividend Equity Fund	1,036,860	—	(83,500)	953,360	13,413,775	(35,832)	104,642
Schwab S&P 500 Index Fund	1,996,131	246,059	—	2,242,190	47,825,922	—	728,578
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	934,411	64,309	—	998,720	14,291,684	—	—
Schwab Small-Cap Equity Fund	1,467,529	64,522	—	1,532,051	27,010,056	—	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	306,490	157,539	—	464,029	5,150,726	—	187,113
Intermediate-Term Bond:
Schwab Premier Income Fund	271,020	301,691	—	572,711	5,916,110	—	84,078
Schwab Total Bond Market Fund	3,890,485	1,270,721	—	5,161,206	47,689,545	—	609,007
International Bond:
Laudus Mondrian International Fixed Income Fund	277,969	142,214	—	420,183	5,189,266	—	21,481

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	3,558,910	1,000,000	—	4,558,910	4,558,910	—	2,485

Total					$333,079,585	($35,832)	$3,993,156

 67

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2035 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	336,560	143,546	—	480,106	$3,274,323	$—	$157,416
International:
Laudus International MarketMasters Fund, Select Shares	200,671	46,857	—	247,528	5,143,626	—	52,128
Laudus Mondrian Emerging Markets Fund, Institutional Shares	170,500	57,607	—	228,107	2,274,222	—	35,609
Laudus Mondrian International Equity Fund, Institutional Shares	237,275	81,521	—	318,796	2,642,819	—	64,557
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	329,447	91,065	—	420,512	5,819,884	—	3,610
Schwab Core Equity Fund	585,901	143,051	—	728,952	13,573,095	—	102,762
Schwab Dividend Equity Fund	181,555	25,884	—	207,439	2,918,673	—	19,928
Schwab S&P 500 Index Fund	321,333	96,052	—	417,385	8,902,831	—	121,118
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	165,847	33,882	—	199,729	2,858,126	—	—
Schwab Small-Cap Equity Fund	255,757	45,925	(2,468)	299,214	5,275,136	531	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	33,211	30,538	—	63,749	707,612	—	23,692
Intermediate-Term Bond:
Schwab Premier Income Fund	41,431	47,180	—	88,611	915,350	—	12,273
Schwab Total Bond Market Fund	431,673	231,237	—	662,910	6,125,290	—	72,141
International Bond:
Laudus Mondrian International Fixed Income Fund	30,422	26,775	—	57,197	706,388	—	2,729

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	546,451	—	—	546,451	546,451	—	327

Total					$61,683,826	$531	$668,290

68

 Schwab Target Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Schwab Target 2040 Fund:
	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received*
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Underlying Funds	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Equity Funds:

Global Real Estate:
Schwab Global Real Estate Fund	1,934,150	619,382	—	2,553,532	$17,415,087	$—	$893,697
International:
Laudus International MarketMasters Fund, Select Shares	1,097,325	167,711	(12,807)	1,252,229	26,021,317	5,721	280,501
Laudus Mondrian Emerging Markets Fund, Institutional Shares	953,039	231,113	—	1,184,152	11,805,993	—	199,380
Laudus Mondrian International Equity Fund, Institutional Shares	1,314,689	333,382	—	1,648,071	13,662,512	—	354,173
Large-Cap:
Laudus Growth Investors U.S. Large Cap Growth Fund	1,859,075	340,020	—	2,199,095	30,435,474	—	20,029
Schwab Core Equity Fund	3,272,657	487,530	—	3,760,187	70,014,673	—	566,981
Schwab Dividend Equity Fund	988,816	104,003	—	1,092,819	15,375,958	—	107,970
Schwab S&P 500 Index Fund	1,746,209	342,089	—	2,088,298	44,543,401	—	633,334
Small-Cap:
Laudus Small-Cap MarketMasters Fund, Select Shares	923,948	103,488	—	1,027,436	14,702,604	—	—
Schwab Small-Cap Equity Fund	1,433,525	117,584	—	1,551,109	27,346,058	—	—

Fixed-Income Funds:

Inflation-Protected Bond:
Schwab Inflation Protected Fund	104,760	127,842	—	232,602	2,581,884	—	89,950
Intermediate-Term Bond:
Schwab Premier Income Fund	217,552	129,019	—	346,571	3,580,078	—	55,041
Schwab Total Bond Market Fund	1,439,236	596,622	—	2,035,858	18,811,325	—	230,704
International Bond:
Laudus Mondrian International Fixed Income Fund	100,395	115,135	—	215,530	2,661,798	—	10,436

Money Market Fund:
Schwab Value Advantage Money Fund, Institutional Prime Shares	2,790,619	1,000,000	—	3,790,619	3,790,619	—	2,019

Total					$302,748,781	$5,721	$3,444,215

*	Distributions received include distributions from net investment income and capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

 69

 Schwab Target Funds

Financial Notes, unaudited (continued)

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Target 2010 Fund	$2,450,000	$6,995,000
Schwab Target 2015 Fund	9,735,000	1,447,000
Schwab Target 2020 Fund	30,375,000	10,115,000
Schwab Target 2025 Fund	20,905,000	290,000
Schwab Target 2030 Fund	49,800,000	1,300,000
Schwab Target 2035 Fund	15,060,000	40,000
Schwab Target 2040 Fund	51,415,000	250,000

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab Target 2010 Fund	$2,296	$3,791
Schwab Target 2015 Fund	1,898	5,608
Schwab Target 2020 Fund	2,837	12,080
Schwab Target 2025 Fund	4,252	5,393
Schwab Target 2030 Fund	5,257	13,164
Schwab Target 2035 Fund	1,233	8,338
Schwab Target 2040 Fund	7,802	15,078

70

 Schwab Target Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
Expiration Date	Fund	Fund	Fund	Fund	Fund	Fund	Fund

October 31, 2017	$7,957,744	$—	$10,682,406	$—	$6,715,916	$—	$6,366,179
October 31, 2018	13,259,379	725,948	26,262,598	732,177	21,027,180	504,547	15,004,416
October 31, 2019	—	—	1,839,068	—	890,126	—	475,341

Total	$21,217,123	$725,948	$38,784,072	$732,177	$28,633,222	$504,547	$21,845,936

As of October 31, 2010, the funds had capital losses utilized as follows:

	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab	Schwab
	Target	Target	Target	Target	Target	Target	Target
	2010	2015	2020	2025	2030	2035	2040
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Capital losses utilized	$9,875	$17,111	$—	$13,205	$—	$47,394	$—

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 71

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

72

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 73

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

74

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

 75

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR34720-05

Semiannual report dated April 30, 2011 enclosed.

Schwab Fundamental Index* Funds

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* Funds

Semiannual Report
April 30, 2011

Schwab Fundamental
US Large* Company Index Fund

Schwab Fundamental
US Small-Mid* Company Index Fund

Schwab Fundamental
International* Large Company
Index Fund

Schwab Fundamental
International* Small-Mid Company Index Fund

Schwab Fundamental
Emerging Markets* Index Fund

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

This page is intentionally left blank.

Schwab Fundamental Index Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for
the Report Period

Schwab Fundamental US Large* Company Index Fund
(Ticker Symbol: SFLNX)	17.97%

FTSE RAFI US 1000 Index®	18.10%
Fund Category: Morningstar Large-Cap Value	16.44%

Performance Details	page 6

Schwab Fundamental US Small-Mid* Company Index Fund
(Ticker Symbol: SFSNX)	22.99%

FTSE RAFI US Mid Small 1500 Index®	23.66%
Fund Category: Morningstar Small-Cap Blend	22.99%

Performance Details	page 7

Schwab Fundamental International* Large Company Index Fund
(Ticker Symbol: SFNNX)[1]	13.57%

FTSE RAFI Developed ex US 1000 Index®	14.14%
Fund Category: Morningstar Foreign Large-Cap Value	12.45%

Performance Details	pages 8-9

Schwab Fundamental International* Small-Mid Company Index Fund
(Ticker Symbol: SFILX)[1]	15.04%

FTSE RAFI Developed ex US Mid Small 1500 Index	15.45%
Fund Category: Morningstar Foreign Small/Mid Growth	14.35%

Performance Details	pages 10-11

Schwab Fundamental Emerging Markets* Index Fund
(Ticker Symbol: SFENX)[1]	9.40%

FTSE RAFI Emerging Index®	9.76%
Fund Category: Morningstar Diversified Emerging Markets	8.22%

Performance Details	pages 12-13

Minimum Initial Investment[2]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Index ownership—“FTSE®” is trademark of The Financial Times Limited (“FT”) and the London Exchange Plc (the “Exchange”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of Research Affiliates LLC (“RA”). The Schwab Fundamental Index Funds are not sponsored, endorsed, sold or promoted by FTSE or RA, and FTSE and RA do not make any representation regarding the advisability of investing in shares of the fund.

Fund expenses may have been partially absorbed by CSIM and is affiliates. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

[2]	Please see prospectus for further details and eligibility requirements.

2 Schwab Fundamental Index Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

It is a pleasure to write to you in connection with the accompanying semiannual report for the Schwab Fundamental Index Funds for the six-month period that ended April 30, 2011.

During the period under review, global equity markets surged as they continued to recover from the 2008 financial crisis. Equity markets rose in response to improving economic news and robust corporate earnings reports. Many companies beat analysts’ earnings expectations in 2011’s first quarter and multinational companies benefited from rising consumer spending, both at home and internationally. The Federal Reserve’s accommodative monetary policy kept short-term interest rates close to 0% and its purchases of $600 billion of longer-term U.S. Treasuries sought to avoid deflation and support economic growth and job creation.

While the economy in the United States showed modest signs of continuing recovery in some employment and housing data, Brazil and much of Asia grew more strongly and buoyed global economic growth. In reaction to this strong growth, inflation rates and food, oil, and other commodity prices rose around the world, stirring concerns of increasing global inflation. In late April, the U.S. Commerce Department reported that, according to one of its measures, inflation rose in the first quarter at an annual rate of 3.8%. Federal Reserve officials consider both current inflation data and expectations of future inflation in managing monetary policy.

Rising food and fuel prices challenged developing countries. In the Middle East, political upheaval erupted in December in Tunisia, which led to the resignation of its president and Egypt’s, and sparked protests and deadly fighting against government forces in Libya and other countries. The turmoil drove oil prices above $100 per barrel for the first time in two years and gold hit $1,500 per ounce for the first time ever.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

16.36%	S&P 500® Index: measures U.S. large-cap stocks

23.73%	Russell 2000® Index: measures U.S. small-cap stocks

12.95%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

0.02%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.08%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index Funds 3

From the President continued

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets.

Europe faced its own troubles as the sovereign debt crisis slogged on. The crisis extended beyond Ireland and Greece when Portugal also sought financial support from its stronger neighbors. Japan confronted challenges of another kind as a horrific earthquake and tsunami hit the country in early March. The natural disasters disrupted Japan’s food supply and distribution, destroyed some its energy production, and slowed manufacture of components for industrial companies all over the world, especially in automotive, high-tech, and aerospace sectors.

Equity markets showed resilience to bad news, however, and rewarded investors with double-digit returns for the six-month period, with the United States leading overseas markets. U.S. small capitalization stocks led other sectors, as evidenced by the Russell 2000 Index, which returned 23.73%. The S&P 500, a broad measure of larger capitalization stocks, returned 16.36%. The MSCI EAFE Index of international equities returned 12.95% and the MSCI Emerging Markets Index returned 9.74%.

Meanwhile, with short-term interest rates already close to 0% and longer term rates rising, bond markets struggled. The strongest performing part of the bond market was TIPS (Treasury Inflation Protected Securities), which rallied with the growing concerns about inflation. The Barclays Capital U.S. TIPS Index returned 1.28% for the six month period, while the broadly diversified Barclays Capital U.S. Aggregate Bond Index returned 0.02%.

Thank you for investing in the Schwab Fundamental Index Funds. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

4 Schwab Fundamental Index Funds

Fund Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of each of the funds. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab Fundamental Index Funds 5

Schwab Fundamental US Large* Company Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Large* Company Index Fund (4/2/07)	17.97%	16.81%	5.67%	3.00%
FTSE RAFI US 1000 Index®	18.10%	17.16%	5.64%	3.04%
Fund Category: Morningstar Large-Cap Value	16.44%	15.74%	0.79%	-0.50%

Fund Expense Ratios4: Net 0.35%; Gross 0.45%

 Statistics

Number of Holdings	1,006
Weighted Average Market Cap ($ x 1,000,000)	$78,451
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	12%

 Sector Weightings % of Investments

Financials	20.0%
Energy	11.6%
Industrials	11.4%
Health Care	10.6%
Information Technology	10.6%
Consumer Discretionary	10.6%
Consumer Staples	10.5%
Utilities	5.6%
Telecommunication Services	4.7%
Materials	3.9%
Other	0.5%
Total	100.0%

 Top Equity Holdings % Net Assets6

Exxon Mobil Corp.	3.0%
AT&T, Inc.	2.3%
General Electric Co.	2.1%
Bank of America Corp.	2.0%
Chevron Corp.	1.9%
JPMorgan Chase & Co.	1.7%
Citigroup, Inc.	1.7%
Pfizer, Inc.	1.6%
Wal-Mart Stores, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Total	19.2%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index Funds

Schwab Fundamental US Small-Mid* Company Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental US Small-Mid* Company Index Fund (4/2/07)	22.99%	19.10%	11.91%	6.15%
FTSE RAFI US Mid Small 1500 Index®	23.66%	19.39%	12.99%	6.96%
Fund Category: Morningstar Small-Cap Blend	22.99%	21.91%	7.56%	3.01%

Fund Expense Ratios4: Net 0.35%; Gross 0.53%

 Statistics

Number of Holdings	1,498
Weighted Average Market Cap ($ x 1,000,000)	$1,592
Price/Earnings Ratio (P/E)	105.0
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[5]	32%

 Sector Weightings % of Investments

Financials	18.6%
Industrials	18.3%
Information Technology	17.5%
Consumer Discretionary	16.9%
Health Care	8.6%
Energy	6.7%
Materials	6.2%
Consumer Staples	3.1%
Utilities	1.7%
Telecommunication Services	1.2%
Other	1.2%
Total	100.0%

 Top Equity Holdings % Net Assets6

Hercules Offshore, Inc.	0.2%
The Children’s Place Retail Stores, Inc.	0.2%
SINA Corp.	0.2%
Georgia Gulf Corp.	0.2%
Fairchild Semiconductor International, Inc.	0.2%
Old Dominion Freight Line, Inc.	0.2%
Ashford Hospitality Trust	0.2%
Polycom, Inc.	0.2%
Century Aluminum Co.	0.2%
WellCare Health Plans, Inc.	0.2%
Total	2.0%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Small-company stocks are subject to greater volatility than other asset classes.

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 27, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 7

Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental International* Large Company Index Fund (4/2/07)	13.57%	20.57%	-0.41%	0.19%
FTSE RAFI Developed ex US 1000 Index®	14.14%	20.60%	0.31%	1.40%
Fund Category: Morningstar Foreign Large-Cap Value	12.45%	20.50%	-2.59%	-1.80%

Fund Expense Ratios4: Net 0.35%; Gross 0.61%

 Country Weightings % of Investments

United Kingdom	18.9%
Japan	14.6%
France	11.5%
Germany	9.2%
Canada	5.8%
Italy	5.2%
Australia	5.1%
Switzerland	4.7%
Spain	4.5%
Republic of Korea	4.4%
Netherlands	3.9%
Sweden	3.0%
Other Countries	9.2%
Total	100.0%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

8 Schwab Fundamental Index Funds

 Schwab Fundamental International* Large Company Index Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	1,030
Weighted Average Market Cap ($ x 1,000,000)	$52,723
Price/Earnings Ratio (P/E)	20.0
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	24%

 Sector Weightings % of Investments

Financials	29.3%
Industrials	12.0%
Energy	10.5%
Consumer Discretionary	10.1%
Materials	8.6%
Telecommunication Services	7.3%
Consumer Staples	7.0%
Utilities	5.8%
Health Care	4.9%
Information Technology	4.2%
Other	0.3%
Total	100.0%

 Top Equity Holdings % Net Assets2

BP plc	1.8%
ING Groep N.V. CVA	1.8%
Total S.A.	1.5%
HSBC Holdings plc	1.4%
Royal Dutch Shell plc, A Shares	1.4%
Vodafone Group plc	1.3%
Banco Santander S.A.	1.1%
Royal Dutch Shell plc, B Shares	1.0%
Telefonica S.A.	0.9%
Eni S.p.A.	0.9%
Total	13.1%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 9

Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental International* Small-Mid Company Index Fund (1/31/08)	15.04%	21.51%	5.54%	6.76%
FTSE RAFI Developed ex US Mid Small 1500 Index®	15.45%	21.39%	7.52%	9.15%
Fund Category: Morningstar Foreign Small/Mid Growth	14.35%	26.81%	1.83%	3.16%

Fund Expense Ratios4: Net 0.55%; Gross 1.07%

 Country Weightings % of Investments

Japan	28.4%
United Kingdom	9.6%
Canada	8.0%
Republic of Korea	7.8%
Hong Kong	5.5%
Australia	5.5%
France	4.2%
Germany	4.2%
Italy	3.2%
Switzerland	3.2%
Sweden	2.5%
Other Countries	17.9%
Total	100.0%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk.

Small-company stocks are subject to greater volatility than other asset classes.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

10 Schwab Fundamental Index Funds

 Schwab Fundamental International* Small-Mid Company Index Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	1,508
Weighted Average Market Cap ($ x 1,000,000)	$2,782
Price/Earnings Ratio (P/E)	-127.4
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate[1]	56%

 Sector Weightings % of Investments

Industrials	23.0%
Financials	19.5%
Consumer Discretionary	17.8%
Materials	12.0%
Information Technology	7.5%
Consumer Staples	7.4%
Energy	4.7%
Health Care	4.3%
Utilities	2.2%
Telecommunication Services	1.0%
Other	0.6%
Total	100.0%

 Top Equity Holdings % Net Assets2

iShares MSCI EAFE Small Cap Index Fund	0.4%
OCI Co., Ltd.	0.3%
SJM Holdings Ltd.	0.2%
SK Chemicals Co., Ltd.	0.2%
SGL Carbon SE	0.2%
Korea Zinc Co., Ltd.	0.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	0.2%
Hanwha Chemical Corp.	0.2%
Topdanmark A/S	0.2%
CJ Corp.	0.2%
Total	2.3%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 11

Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 4/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

 Average Annual Total Returns1,2,3

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception

Fund: Schwab Fundamental Emerging Markets* Index Fund (1/31/08)	9.40%	20.55%	3.68%	6.47%
FTSE RAFI Emerging Index®	9.76%	20.71%	5.71%	8.75%
Fund Category: Morningstar Diversified Emerging Markets	8.22%	20.10%	0.90%	2.99%

Fund Expense Ratios4: Net 0.61%; Gross 0.98%

 Country Weightings % of Investments

Taiwan	17.6%
Brazil	17.1%
Russia	12.8%
South Africa	10.8%
China	9.9%
India	6.5%
Mexico	5.1%
Hong Kong	4.0%
Malaysia	3.5%
Poland	2.6%
Other Countries	10.1%
Total	100.0%

Average annual total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations, see financial note 2 for more information.

Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL and FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund. The performance and financial history of the fund are that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

12 Schwab Fundamental Index Funds

 Schwab Fundamental Emerging Markets* Index Fund

Performance Summary as of 4/30/11 continued

 Statistics

Number of Holdings	358
Weighted Average Market Cap ($ x 1,000,000)	$74,317
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[1]	44%

 Sector Weightings % of Investments

Financials	23.5%
Energy	23.0%
Materials	15.0%
Telecommunication Services	11.0%
Information Technology	9.8%
Industrials	5.5%
Consumer Staples	4.6%
Utilities	3.8%
Consumer Discretionary	3.0%
Health Care	0.2%
Other	0.6%
Total	100.0%

 Top Equity Holdings % Net Assets2

Gazprom ADR	3.7%
LUKOIL ADR	2.5%
Petroleo Brasileiro S.A.	2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.0%
China Mobile Ltd.	1.8%
China Construction Bank Corp., Class H	1.8%
Surgutneftegaz ADR	1.7%
Petroleo Brasileiro S.A. - Petrobras	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.4%
Itau Unibanco Holding S.A.	1.4%
Total	20.0%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index Funds 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees, and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2010 and held through April 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 11/1/10	at 4/30/11	11/1/10–4/30/11

Schwab Fundamental US Large Company Index Fund
Actual Return	0.35%	$1,000	$1,179.70	$1.89
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Fundamental US Small-Mid Company Index Fund
Actual Return	0.35%	$1,000	$1,229.90	$1.94
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Fundamental International Large Company Index Fund
Actual Return	0.35%	$1,000	$1,135.70	$1.85
Hypothetical 5% Return	0.35%	$1,000	$1,023.06	$1.76

Schwab Fundamental International Small-Mid Company Index Fund
Actual Return	0.53%	$1,000	$1,150.40	$2.83
Hypothetical 5% Return	0.53%	$1,000	$1,022.17	$2.66

Schwab Fundamental Emerging Markets Index Fund
Actual Return	0.61%	$1,000	$1,094.00	$3.17
Hypothetical 5% Return	0.61%	$1,000	$1,021.77	$3.06

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

14 Schwab Fundamental Index Funds

Schwab Fundamental US Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.05		7.63	6.47	10.75	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.14	0.10	0.20	0.05
Net realized and unrealized gains (losses)	1.51		1.37	1.26	(4.38)	0.70

Total from investment operations	1.61		1.51	1.36	(4.18)	0.75
Less distributions:
Distributions from net investment income	(0.15)		(0.09)	(0.20)	(0.09)	—
Distributions from net realized gains	—		—	—	(0.01)	—

Total distributions	(0.15)		(0.09)	(0.20)	(0.10)	—

Net asset value at end of period	10.51		9.05	7.63	6.47	10.75

Total return (%)	17.97	[3]	19.95	22.04	(39.22)	7.50	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.43	[4]	0.45	0.53	0.52	0.60	[4]
Net investment income (loss)	2.21	[4]	1.77	1.88	2.19	1.66	[4]
Portfolio turnover rate	12	[3]	27	28	26	2	[3]
Net assets, end of period ($ x 1,000,000)	1,379		1,019	663	277	345

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 15

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,123,275,818	1,369,270,054
0.3%		Other Investment Company	4,805,322	4,805,322
0.1%		Short-Term Investment	1,149,877	1,149,880

99.7%		Total Investments	1,129,231,017	1,375,225,256
0.5%		Collateral Invested for Securities on Loan	6,562,313	6,562,313
(0	.2)%	Other Assets and Liabilities, Net		(2,638,076)

100.0%		Net Assets		1,379,149,493

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.3%
Ford Motor Co. *	456,574	0.5	7,063,200
Other Securities		0.8	10,971,586

		1.3	18,034,786

Banks 3.7%
U.S. Bancorp	218,400	0.4	5,639,088
Wells Fargo & Co.	550,725	1.2	16,031,605
Other Securities		2.1	29,130,800

		3.7	50,801,493

Capital Goods 8.5%
General Electric Co.	1,401,625	2.1	28,663,231
The Boeing Co.	70,240	0.4	5,603,747
United Technologies Corp.	74,715	0.5	6,692,970
Other Securities		5.5	76,383,077

		8.5	117,343,025

Commercial & Professional Supplies 0.8%
Other Securities		0.8	11,248,469

Consumer Durables & Apparel 1.2%
Other Securities		1.2	16,134,498

Consumer Services 1.3%
McDonald’s Corp.	65,280	0.4	5,112,077
Other Securities		0.9	12,805,530

		1.3	17,917,607

Diversified Financials 8.8%
American Express Co.	109,425	0.4	5,370,579
Bank of America Corp.	2,193,660	2.0	26,938,145
Citigroup, Inc. *	5,035,535	1.7	23,113,106
JPMorgan Chase & Co.	518,242	1.7	23,647,382
Morgan Stanley	219,835	0.4	5,748,685
The Charles Schwab Corp. (b)	71,515	0.1	1,309,440
The Goldman Sachs Group, Inc.	55,211	0.6	8,337,413
Other Securities		1.9	26,640,946

		8.8	121,105,696

Energy 11.6%
Chevron Corp.	236,705	1.9	25,904,995
ConocoPhillips	232,410	1.3	18,344,121
Exxon Mobil Corp.	472,084	3.0	41,543,392
Marathon Oil Corp.	110,790	0.4	5,987,092
Occidental Petroleum Corp.	49,170	0.4	5,619,639
Valero Energy Corp.	185,625	0.4	5,253,188
Other Securities		4.2	57,021,289

		11.6	159,673,716

Food & Staples Retailing 3.6%
CVS Caremark Corp.	169,435	0.4	6,140,325
Wal-Mart Stores, Inc.	378,625	1.5	20,816,803
Other Securities		1.7	23,165,753

		3.6	50,122,881

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	353,980	0.7	9,500,823
Kraft Foods, Inc., Class A	187,392	0.5	6,292,623
PepsiCo, Inc.	108,608	0.5	7,482,005
Philip Morris International, Inc.	89,320	0.4	6,202,381
The Coca-Cola Co.	127,665	0.6	8,612,281
Other Securities		2.3	31,034,483

		5.0	69,124,596

Health Care Equipment & Services 4.6%
UnitedHealth Group, Inc.	138,675	0.5	6,826,970
WellPoint, Inc.	88,070	0.5	6,762,895
Other Securities		3.6	50,360,452

		4.6	63,950,317

Household & Personal Products 1.8%
The Procter & Gamble Co.	241,895	1.1	15,698,985
Other Securities		0.7	9,397,791

		1.8	25,096,776

Insurance 5.4%
Berkshire Hathaway, Inc., Class A *	62	0.6	7,734,500

16 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Berkshire Hathaway, Inc., Class B *	89,211	0.5	7,431,276
The Travelers Cos., Inc.	86,595	0.4	5,479,732
Other Securities		3.9	53,530,728

		5.4	74,176,236

Materials 3.9%
The Dow Chemical Co.	148,100	0.4	6,070,619
Other Securities		3.5	47,925,132

		3.9	53,995,751

Media 2.9%
The Walt Disney Co.	128,650	0.4	5,544,815
Time Warner, Inc.	169,888	0.5	6,431,960
Other Securities		2.0	28,586,676

		2.9	40,563,451

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Abbott Laboratories	129,945	0.5	6,762,338
Bristol-Myers Squibb Co.	207,450	0.4	5,829,345
Eli Lilly & Co.	140,155	0.4	5,187,137
Johnson & Johnson	231,595	1.1	15,220,423
Merck & Co., Inc.	307,557	0.8	11,056,674
Pfizer, Inc.	1,032,699	1.6	21,645,371
Other Securities		1.2	16,415,556

		6.0	82,116,844

Real Estate 2.1%
Other Securities		2.1	29,191,491

Retailing 3.8%
The Home Depot, Inc.	192,096	0.5	7,134,445
Other Securities		3.3	45,815,921

		3.8	52,950,366

Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	484,410	0.8	11,233,468
Other Securities		1.0	13,562,517

		1.8	24,795,985

Software & Services 4.6%
International Business Machines Corp.	72,695	0.9	12,400,313
Microsoft Corp.	538,715	1.0	14,017,364
Other Securities		2.7	36,485,252

		4.6	62,902,929

Technology Hardware & Equipment 4.2%
Apple, Inc. *	21,830	0.6	7,601,861
Cisco Systems, Inc.	400,865	0.5	7,039,190
Hewlett-Packard Co.	223,775	0.7	9,033,797
Other Securities		2.4	34,264,425

		4.2	57,939,273

Telecommunication Services 4.7%
AT&T, Inc.	1,016,885	2.3	31,645,461
Verizon Communications, Inc.	499,530	1.4	18,872,243
Other Securities		1.0	13,763,919

		4.7	64,281,623

Transportation 2.1%
Other Securities		2.1	28,433,094

Utilities 5.6%
Other Securities		5.6	77,369,151

Total Common Stock
(Cost $1,123,275,818)			1,369,270,054

Other Investment Company 0.3% of net assets

Money Funds 0.3%
Other Securities		0.3	4,805,322

Total Other Investment Company
(Cost $4,805,322)			4,805,322

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	1,149,880

Total Short-Term Investment
(Cost $1,149,877)			1,149,880

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Navigator Security Lending Prime Portfolio	6,562,313	0.5	6,562,313

Total Collateral Invested for Securities on Loan
(Cost $6,562,313)			6,562,313

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $1,153,241,590 and the unrealized appreciation and depreciation were $238,086,977 and ($16,103,311), respectively, with a net unrealized appreciation of $221,983,666.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust.

See financial notes 17

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	100	6,798,500	438,075

18 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $6,376,327 (cost $1,129,231,017)		$1,375,225,256
Collateral invested for securities on loan		6,562,313
Receivables:
Fund shares sold		2,980,630
Dividends		1,705,936
Income from securities on loan		47,629
Due from broker for futures		24,000
Foreign tax reclaims		9,942
Interest		1,643
Prepaid expenses	+	12,359

Total assets		1,386,569,708

Liabilities

Collateral held for securities on loan		6,562,313
Payables:
Investment adviser and administrator fees		21,162
Shareholder service fees		11,368
Fund shares redeemed		546,060
Accrued expenses	+	279,312

Total liabilities		7,420,215

Net Assets

Total assets		1,386,569,708
Total liabilities	−	7,420,215

Net assets		$1,379,149,493

Net Assets by Source
Capital received from investors		1,253,865,350
Net investment income not yet distributed		8,949,050
Net realized capital losses		(130,208,948)
Net unrealized capital gains		246,544,041

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,379,149,493		131,202,391		$10.51

 19

 Schwab Fundamental US Large Company Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (including $6,692 from affiliated issuer and net of foreign withholding taxes of $265)		$14,663,588
Interest		11,009
Securities on loan	+	253,504

Total investment income		14,928,101

Expenses

Investment adviser and administrator fees		1,480,531
Shareholder service fees		483,238
FTSE Index fee		356,969
Transfer agent fees		45,688
Portfolio accounting fees		33,798
Professional fees		23,356
Shareholder reports		20,271
Registration fees		20,106
Custodian fees		14,123
Trustees’ fees		6,385
Interest expense		7
Other expenses	+	22,495

Total expenses		2,506,967
Expense reduction by CSIM and its affiliates	−	467,136
Custody credits	−	49

Net expenses	−	2,039,782

Net investment income		12,888,319

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(967,367)
Net realized gains on futures contracts	+	1,353,040

Net realized gains		385,673
Net unrealized gains on investments		176,900,920
Net unrealized gains on affiliated issuer		162,946
Net unrealized gains on futures contracts	+	118,369

Net unrealized gains	+	177,182,235

Net realized and unrealized gains		177,567,908

Increase in net assets resulting from operations		$190,456,227

20 See financial notes

 Schwab Fundamental US Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$12,888,319	$14,891,322
Net realized gains (losses)		385,673	(2,067,123)
Net unrealized gains	+	177,182,235	134,001,189

Increase in net assets from operations		190,456,227	146,825,388

Distributions to Shareholders

Distributions from net investment income		($16,798,869)	($8,047,761)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,035,657	$289,184,043	46,806,200	$397,445,530
Shares reinvested		795,894	7,465,485	441,885	3,557,176
Shares redeemed	+	(11,203,311)	(110,496,030)	(21,579,324)	(183,344,157)

Net transactions in fund shares		18,628,240	$186,153,498	25,668,761	$217,658,549

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		112,574,151	$1,019,338,637	86,905,390	$662,902,461
Total increase	+	18,628,240	359,810,856	25,668,761	356,436,176

End of period		131,202,391	$1,379,149,493	112,574,151	$1,019,338,637

Net investment income not yet distributed			$8,949,050		$12,859,600

See financial notes 21

Schwab Fundamental US Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.10		7.88	6.30	10.36	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.09	0.06	0.05	0.05
Net realized and unrealized gains (losses)	2.19		2.19	1.59	(4.04)	0.31

Total from investment operations	2.25		2.28	1.65	(3.99)	0.36
Less distributions:
Distributions from net investment income	(0.10)		(0.06)	(0.07)	(0.06)	—
Distributions from net realized gains	(0.47)		—	—	(0.01)	—

Total distributions	(0.57)		(0.06)	(0.07)	(0.07)	—

Net asset value at end of period	11.78		10.10	7.88	6.30	10.36

Total return (%)	22.99	[3]	29.07	26.68	(38.73)	3.60	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.35	[4]
Gross operating expenses	0.49	[4]	0.53	0.60	0.71	0.89	[4]
Net investment income (loss)	1.30	[4]	1.03	1.00	1.44	1.36	[4]
Portfolio turnover rate	32	[3]	41	29	37	4	[3]
Net assets, end of period ($ x 1,000,000)	653		412	298	131	33

* Unaudited.

1 Effective October 27, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

22 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	500,671,632	647,799,839
0.0%		Rights	186,734	43,415
1.1%		Other Investment Company	7,338,573	7,338,573
0.1%		Short-Term Investment	459,951	459,952

100.3%		Total Investments	508,656,890	655,641,779
3.7%		Collateral Invested for Securities on Loan	24,340,541	24,340,541
(4	.0)%	Other Assets and Liabilities, Net		(26,612,647)

100.0%		Net Assets		653,369,673

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.1%
Federal-Mogul Corp. *	44,400	0.2	1,176,600
Other Securities		0.9	5,886,323

		1.1	7,062,923

Banks 7.7%
Other Securities		7.7	50,445,264

Capital Goods 10.4%
A.O. Smith Corp.	26,800	0.2	1,178,396
Applied Industrial Technologies, Inc.	32,620	0.2	1,150,181
Graco, Inc.	24,240	0.2	1,212,727
Hexcel Corp. *	51,785	0.2	1,114,931
IDEX Corp.	25,300	0.2	1,187,076
MSC Industrial Direct Co., Inc., Class A	16,100	0.2	1,152,599
TransDigm Group, Inc. *	13,200	0.2	1,099,560
Watsco, Inc.	15,345	0.2	1,087,807
Other Securities		8.8	58,675,976

		10.4	67,859,253

Commercial & Professional Supplies 4.7%
Steelcase, Inc., Class A	100,300	0.2	1,158,465
Other Securities		4.5	29,896,867

		4.7	31,055,332

Consumer Durables & Apparel 3.5%
Other Securities		3.5	23,094,323

Consumer Services 5.1%
Other Securities		5.1	33,104,977

Diversified Financials 2.4%
Other Securities		2.4	15,931,292

Energy 6.7%
Basic Energy Services, Inc. *	39,085	0.2	1,201,473
Complete Production Services, Inc. *	33,400	0.2	1,133,596
Comstock Resources, Inc. *	36,955	0.2	1,184,777
Hercules Offshore, Inc. *	222,400	0.2	1,395,560
Parker Drilling Co. *	163,510	0.2	1,165,826
Stone Energy Corp. *	34,000	0.2	1,202,240
Other Securities		5.5	36,759,629

		6.7	44,043,101

Food & Staples Retailing 0.5%
Other Securities		0.5	3,096,265

Food, Beverage & Tobacco 2.0%
TreeHouse Foods, Inc. *	18,285	0.2	1,109,351
Other Securities		1.8	11,912,568

		2.0	13,021,919

Health Care Equipment & Services 6.1%
Catalyst Health Solutions, Inc. *	19,600	0.2	1,167,376
HEALTHSOUTH Corp. *	43,000	0.2	1,102,090
Molina Healthcare, Inc. *	26,005	0.2	1,118,215
WellCare Health Plans, Inc. *	28,100	0.2	1,231,061
Other Securities		5.3	35,229,608

		6.1	39,848,350

Household & Personal Products 0.6%
Other Securities		0.6	4,092,279

Insurance 2.3%
Other Securities		2.3	14,808,944

Materials 6.2%
Century Aluminum Co. *	61,900	0.2	1,236,762
Coeur d’Alene Mines Corp. *	34,400	0.2	1,090,824
Georgia Gulf Corp. *	33,124	0.2	1,304,423
NewMarket Corp.	5,995	0.2	1,104,998
OM Group, Inc. *	30,935	0.2	1,121,084
PolyOne Corp.	78,800	0.2	1,141,024
Other Securities		5.0	33,374,081

		6.2	40,373,196

See financial notes 23

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Media 2.8%
Central European Media Enterprises Ltd., Class A (b)*	47,400	0.2	1,085,934
Other Securities		2.6	17,099,781

		2.8	18,185,715

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
PDL BioPharma, Inc.	184,450	0.2	1,184,169
Other Securities		2.3	15,529,045

		2.5	16,713,214

Real Estate 6.2%
Ashford Hospitality Trust	100,985	0.2	1,259,283
First Industrial Realty Trust, Inc. *	97,500	0.2	1,220,700
LaSalle Hotel Properties	39,640	0.2	1,115,470
Post Properties, Inc.	27,420	0.2	1,113,252
Other Securities		5.4	35,787,529

		6.2	40,496,234

Retailing 4.5%
Dollar General Corp. *	33,400	0.2	1,088,506
The Children’s Place Retail Stores, Inc. *	25,160	0.2	1,337,757
Other Securities		4.1	26,846,590

		4.5	29,272,853

Semiconductors & Semiconductor Equipment 3.7%
Fairchild Semiconductor International, Inc. *	62,200	0.2	1,304,334
International Rectifier Corp. *	31,200	0.2	1,078,272
Other Securities		3.3	21,915,349

		3.7	24,297,955

Software & Services 7.7%
Equinix, Inc. *	11,707	0.2	1,178,427
Global Payments, Inc.	22,170	0.2	1,180,331
SINA Corp. *	9,780	0.2	1,317,855
Wright Express Corp. *	19,200	0.2	1,081,536
Other Securities		6.9	45,717,021

		7.7	50,475,170

Technology Hardware & Equipment 6.1%
Plexus Corp. *	32,480	0.2	1,185,195
Polycom, Inc. *	20,970	0.2	1,254,635
Other Securities		5.7	37,541,933

		6.1	39,981,763

Telecommunication Services 1.2%
Other Securities		1.2	7,688,951

Transportation 3.3%
AirTran Holdings, Inc. *	144,395	0.2	1,084,406
Old Dominion Freight Line, Inc. *	34,450	0.2	1,289,119
Seaspan Corp.	61,400	0.2	1,168,442
US Airways Group, Inc. *	126,300	0.2	1,148,067
Other Securities		2.5	16,639,898

		3.3	21,329,932

Utilities 1.8%
El Paso Electric Co. *	35,790	0.2	1,108,774
Northwest Natural Gas Co.	23,805	0.2	1,100,743
Other Securities		1.4	9,311,117

		1.8	11,520,634

Total Common Stock
(Cost $500,671,632)			647,799,839

Rights 0.0% of net assets

Banks 0.0%
Other Securities		0.0	43,415

Total Rights
(Cost $186,734)			43,415

Other Investment Company 1.1% of net assets

Money Fund 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,338,573	1.1	7,338,573

Total Other Investment Company
(Cost $7,338,573)			7,338,573

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

U.S. Treasury Obligation 0.1%
Other Securities		0.1	459,952

Total Short-Term Investment
(Cost $459,951)			459,952

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 3.7% of net assets

State Street Navigator Security Lending Prime Portfolio	24,340,541	3.7	24,340,541

Total Collateral Invested for Securities on Loan
(Cost $24,340,541)			24,340,541

End of Collateral Invested for Securities on Loan.

At 04/30/11 the tax basis cost of the fund’s investments was $513,587,812 and the unrealized appreciation and depreciation were $156,181,921 and ($14,127,954), respectively, with a net unrealized appreciation of $142,053,967.

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $41,011 or 0.0% of net assets.

REIT —	Real Estate Investment Trust.

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	50	4,319,500	299,502

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $23,264,564 (cost $508,656,890)		$655,641,779
Foreign currency, at value (cost $14,067)		14,056
Collateral invested for securities on loan		24,340,541
Receivables:
Investments sold		1,180,457
Fund shares sold		1,334,651
Dividends		246,213
Income from securities on loan		85,376
Due from broker for futures		22,500
Interest		529
Prepaid expenses	+	6,036

Total assets		682,872,138

Liabilities

Collateral held for securities on loan		24,340,541
Payables:
Investments bought		4,806,697
Investment adviser and administrator fees		8,665
Shareholder service fees		8,205
Fund shares redeemed		188,546
Accrued expenses	+	149,811

Total liabilities		29,502,465

Net Assets

Total assets		682,872,138
Total liabilities	−	29,502,465

Net assets		$653,369,673

Net Assets by Source
Capital received from investors		473,363,841
Net investment income not yet distributed		1,819,172
Net realized capital gains		30,529,405
Net unrealized capital gains		147,657,255

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$653,369,673		55,485,922		$11.78

26

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $1,313)		$4,148,330
Interest		6,321
Securities on loan	+	430,365

Total investment income		4,585,016

Expenses

Investment adviser and administrator fees		807,237
Shareholder service fees		251,864
FTSE Index fee		170,437
Portfolio accounting fees		30,214
Transfer agent fees		28,126
Professional fees		21,601
Shareholder reports		18,506
Registration fees		14,998
Custodian fees		12,972
Trustees’ fees		4,333
Interest expense		65
Other expenses	+	15,266

Total expenses		1,375,619
Expense reduction by CSIM and its affiliates	−	401,629
Custody credits	−	93

Net expenses	−	973,897

Net investment income		3,611,119

Realized and Unrealized Gains (Losses)

Net realized gains on investments		30,888,047
Net realized gains on futures contracts		968,587
Net realized gains on foreign currency transactions	+	2,411

Net realized gains		31,859,045
Net unrealized gains on investments		76,916,098
Net unrealized gains on futures contracts		124,808
Net unrealized losses on foreign currency translations	+	(1,562)

Net unrealized gains	+	77,039,344

Net realized and unrealized gains		108,898,389

Increase in net assets resulting from operations		$112,509,508

See financial notes 27

 Schwab Fundamental US Small-Mid Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$3,611,119	$3,788,229
Net realized gains		31,859,045	45,922,184
Net unrealized gains	+	77,039,344	39,040,489

Increase in net assets from operations		112,509,508	88,750,902

Distributions to Shareholders

Distributions from net investment income		(4,928,996)	(2,224,324)
Distributions from net realized gains	+	(22,135,589)	—

Total distributions		($27,064,585)	($2,224,324)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,745,333	$212,106,045	12,901,533	$119,705,392
Shares reinvested		863,850	9,079,063	77,351	639,688
Shares redeemed	+	(5,955,087)	(65,599,580)	(9,968,970)	(92,450,771)

Net transactions in fund shares		14,654,096	$155,585,528	3,009,914	$27,894,309

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,831,826	$412,339,222	37,821,912	$297,918,335
Total increase	+	14,654,096	241,030,451	3,009,914	114,420,887

End of period		55,485,922	$653,369,673	40,831,826	$412,339,222

Net investment income not yet distributed			$1,819,172		$3,137,049

28 See financial notes

Schwab Fundamental International Large Company Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	11/1/07–	4/2/07[2]–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08	10/31/07

Per-Share Data ($)

Net asset value at beginning of period	8.09		7.69	6.01	11.40	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.16	0.28	0.08
Net realized and unrealized gains (losses)	0.97		0.41	1.81	(5.56)	1.32

Total from investment operations	1.07		0.62	1.97	(5.28)	1.40
Less distributions:
Distributions from net investment income	(0.21)		(0.22)	(0.29)	(0.09)	—
Distributions from net realized gains	—		—	—	(0.02)	—

Total distributions	(0.21)		(0.22)	(0.29)	(0.11)	—

Net asset value at end of period	8.95		8.09	7.69	6.01	11.40

Total return (%)	13.57	[3]	8.27	34.89	(46.70)	14.00	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[4]	0.35	0.35	0.35	0.36	[4,5]
Gross operating expenses	0.54	[4]	0.61	0.76	0.74	1.28	[4]
Net investment income (loss)	2.65	[4]	2.70	2.80	3.41	2.30	[4]
Portfolio turnover rate	24	[3]	65	82	74	50	[3]
Net assets, end of period ($ x 1,000,000)	392		301	253	145	166

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.35%, if interest expense had not been incurred.

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	321,067,608	386,861,134
0.4%		Preferred Stock	1,182,704	1,760,575
0.0%		Rights	14,200	12,335
0.0%		Warrants	2,194	2,243
0.2%		Other Investment Company	469,173	634,600
0.1%		Short-Term Investment	462,298	462,298

99.4%		Total Investments	323,198,177	389,733,185
4.0%		Collateral Invested for Securities on Loan	15,870,259	15,870,259
(3	.4)%	Other Assets and Liabilities, Net		(13,494,918)

100.0%		Net Assets		392,108,526

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.7% of net assets

Australia 5.0%
BHP Billiton Ltd.	40,526	0.5	2,051,814
Commonwealth Bank of Australia	30,912	0.5	1,824,820
National Australia Bank Ltd.	63,722	0.5	1,897,180
Westpac Banking Corp.	63,088	0.4	1,722,311
Other Securities		3.1	12,214,363

		5.0	19,710,488

Austria 0.5%
Other Securities		0.5	1,743,566

Belgium 0.9%
Other Securities		0.9	3,696,008

Canada 5.7%
Royal Bank of Canada	28,144	0.5	1,772,850
Other Securities		5.2	20,647,261

		5.7	22,420,111

China 0.0%
Other Securities		0.0	74,083

Denmark 0.7%
Other Securities		0.7	2,595,175

Finland 1.2%
Nokia Corp. Oyj	197,550	0.5	1,819,907
Other Securities		0.7	3,055,371

		1.2	4,875,278

France 11.4%
AXA S.A. (c)	133,902	0.8	3,001,821
BNP Paribas	36,572	0.7	2,891,179
France Telecom S.A.	110,659	0.7	2,593,223
GDF Suez (c)	49,120	0.5	2,008,481
Sanofi	40,335	0.8	3,191,184
Societe Generale	28,975	0.5	1,936,336
Total S.A.	89,792	1.5	5,750,402
Vivendi	54,060	0.4	1,695,047
Other Securities		5.5	21,778,222

		11.4	44,845,895

Germany 8.7%
Allianz SE - Reg’d	21,245	0.9	3,337,824
BASF SE *	24,170	0.6	2,481,870
Daimler AG - Reg’d	38,518	0.8	2,976,914
Deutsche Bank AG - Reg’d	34,044	0.6	2,217,262
Deutsche Telekom AG - Reg’d	199,417	0.8	3,295,615
E.ON AG	95,536	0.8	3,265,334
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	10,163	0.4	1,677,649
Siemens AG - Reg’d	16,941	0.6	2,464,217
Other Securities		3.2	12,536,487

		8.7	34,253,172

Greece 0.4%
Other Securities		0.4	1,585,039

Hong Kong 1.6%
Other Securities		1.6	6,158,115

Ireland 0.4%
Other Securities		0.4	1,585,386

Israel 0.3%
Other Securities		0.3	1,200,681

Italy 5.1%
Assicurazioni Generali S.p.A.	70,338	0.4	1,685,602
Enel S.p.A.	362,825	0.7	2,587,426
Eni S.p.A.	133,615	0.9	3,577,359
Intesa Sanpaolo	523,578	0.4	1,739,039
UniCredit S.p.A.	1,087,342	0.7	2,800,244
Other Securities		2.0	7,744,620

		5.1	20,134,290

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Japan 14.6%
Mitsubishi UFJ Financial Group, Inc.	406,934	0.5	1,953,115
Toyota Motor Corp.	75,300	0.8	3,003,802
Other Securities		13.3	52,121,692

		14.6	57,078,609

Luxembourg 0.5%
ArcelorMittal	43,194	0.4	1,596,272
Other Securities		0.1	286,678

		0.5	1,882,950

Netherlands 3.9%
ING Groep N.V. CVA *	528,999	1.8	6,969,156
Other Securities		2.1	8,387,498

		3.9	15,356,654

New Zealand 0.1%
Other Securities		0.1	394,156

Norway 1.0%
Other Securities		1.0	3,755,605

Papua New Guinea 0.0%
Other Securities		0.0	73,934

Portugal 0.4%
Other Securities		0.4	1,354,726

Republic of Korea 4.4%
Samsung Electronics Co., Ltd.	2,901	0.6	2,423,148
Other Securities		3.8	14,922,264

		4.4	17,345,412

Singapore 0.9%
Other Securities		0.9	3,498,630

Spain 4.5%
Banco Bilbao Vizcaya Argentaria S.A.	179,387	0.6	2,297,861
Banco Santander S.A.	350,032	1.1	4,470,076
Iberdrola S.A.	166,738	0.4	1,546,242
Repsol YPF S.A.	50,092	0.5	1,788,243
Telefonica S.A.	138,433	0.9	3,719,024
Other Securities		1.0	3,754,304

		4.5	17,575,750

Sweden 3.0%
Other Securities		3.0	11,700,158

Switzerland 4.7%
Credit Suisse Group AG - Reg’d	34,310	0.4	1,561,677
Nestle S.A. - Reg’d	51,738	0.8	3,211,294
Novartis AG - Reg’d	43,705	0.7	2,591,714
Roche Holding AG	10,097	0.4	1,638,943
Other Securities		2.4	9,263,860

		4.7	18,267,488

United Kingdom 18.8%
AstraZeneca plc	38,719	0.5	1,921,155
Barclays plc	508,857	0.6	2,419,112
BP plc	910,543	1.8	6,999,597
GlaxoSmithKline plc	141,449	0.8	3,089,958
HSBC Holdings plc	519,104	1.4	5,662,333
Royal Dutch Shell plc, A Shares	137,519	1.4	5,356,592
Royal Dutch Shell plc, B Shares	105,579	1.0	4,107,517
Tesco plc	253,080	0.4	1,706,241
Vodafone Group plc	1,829,474	1.3	5,288,645
Other Securities		9.6	37,067,451

		18.8	73,618,601

United States 0.0%
Other Securities		0.0	81,174

Total Common Stock
(Cost $321,067,608)			386,861,134

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	1,593,310

Italy 0.0%
Other Securities		0.0	167,265

Total Preferred Stock
(Cost $1,182,704)			1,760,575

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	706

Portugal 0.0%
Other Securities		0.0	7,280

Spain 0.0%
Other Securities		0.0	4,349

Total Rights
(Cost $14,200)			12,335

Warrants 0.0% of net assets

Italy 0.0%
Other Securities		0.0	12

Spain 0.0%
Other Securities		0.0	2,231

Total Warrants
(Cost $2,194)			2,243

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Other Investment Company 0.2% of net assets

United States 0.2%
Other Securities		0.2	634,600

Total Other Investment Company
(Cost $469,173)			634,600

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Other Securities		0.1	462,298

Total Short-Term Investment
(Cost $462,298)			462,298

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 4.0% of net assets

Invesco Short term Investments trust Government & Agency Portfolio	15,870,259	4.0	15,870,259

Total Collateral Invested for Securities on Loan
(Cost $15,870,259)			15,870,259

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $348,500,995 and the unrealized appreciation and depreciation were $54,997,054 and ($13,764,864), respectively, with a net unrealized appreciation of $41,232,190.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $354,423,484 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $5,596 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $14,879,920 (cost $323,198,177)		$389,733,185
Foreign currency, at value (cost $304,193)		305,672
Collateral invested for securities on loan		15,870,259
Receivables:
Investments sold		127,595
Fund shares sold		1,685,199
Dividends		1,422,235
Foreign tax reclaims		100,055
Income from securities on loan		75,953
Prepaid expenses	+	4,428

Total assets		409,324,581

Liabilities

Collateral held for securities on loan		15,870,259
Payables:
Investments bought		1,226,708
Investment adviser and administrator fees		3,838
Shareholder service fees		2,728
Fund shares redeemed		59,009
Accrued expenses	+	53,513

Total liabilities		17,216,055

Net Assets

Total assets		409,324,581
Total liabilities	−	17,216,055

Net assets		$392,108,526

Net Assets by Source
Capital received from investors		435,155,559
Net investment income not yet distributed		2,334,470
Net realized capital losses		(111,946,079)
Net unrealized capital gains		66,564,576

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$392,108,526		43,789,926		$8.95

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $479,056)		$4,918,018
Interest		103
Securities on loan	+	119,353

Total investment income		5,037,474

Expenses

Investment adviser and administrator fees		503,739
Shareholder service fees		141,994
FTSE Index fee		102,507
Portfolio accounting fees		38,989
Custodian fees		29,802
Professional fees		23,251
Transfer agent fees		23,044
Registration fees		15,317
Shareholder reports		5,517
Trustees’ fees		3,762
Interest expense		392
Other expenses	+	19,760

Total expenses		908,074
Expense reduction by CSIM and its affiliates	−	319,987

Net expenses	−	588,087

Net investment income		4,449,387

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,153,738
Net realized gains on foreign currency transactions	+	11,862

Net realized gains		4,165,600
Net unrealized gains on investments		36,615,290
Net unrealized gains on foreign currency translations	+	3,423

Net unrealized gains	+	36,618,713

Net realized and unrealized gains		40,784,313

Increase in net assets resulting from operations		$45,233,700

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$4,449,387	$7,399,005
Net realized gains (losses)		4,165,600	(22,238,538)
Net unrealized gains	+	36,618,713	36,716,859

Increase in net assets from operations		45,233,700	21,877,326

Distributions to Shareholders

Distributions from net investment income		($8,005,998)	($7,367,808)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,835,291	$81,499,014	20,064,502	$149,645,007
Shares reinvested		755,042	5,964,829	672,848	5,140,560
Shares redeemed	+	(3,985,740)	(33,258,940)	(16,449,786)	(121,700,994)

Net transactions in fund shares		6,604,593	$54,204,903	4,287,564	$33,084,573

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,185,333	$300,675,921	32,897,769	$253,081,830
Total increase	+	6,604,593	91,432,605	4,287,564	47,594,091

End of period		43,789,926	$392,108,526	37,185,333	$300,675,921

Net investment income not yet distributed			$2,334,470		$5,891,081

See financial notes 35

Schwab Fundamental International Small-Mid Company Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	1/31/08[2]–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	9.96		9.00	6.22	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.11	[3]	0.16 [3]	0.12 [3]	0.27	[3]
Net realized and unrealized gains (losses)	1.36		1.09	2.92	(4.05)

Total from investment operations	1.47		1.25	3.04	(3.78)
Less distributions:
Distributions from net investment income	(0.27)		(0.29)	(0.26)	—

Net asset value at end of period	11.16		9.96	9.00	6.22

Total return (%)	15.04	[4]	14.32	51.19	(37.80)[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.53	[5]	0.55	0.55	0.56	[5,6]
Gross operating expenses	0.89	[5]	1.07	3.82	5.44	[5]
Net investment income (loss)	2.15	[5]	1.77	1.59	3.55	[5]
Portfolio turnover rate	56	[4]	63	81	132	[4]
Net assets, end of period ($ x 1,000,000)	106		74	47	3

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share class and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Calculated based on the average shares outstanding during the period.
4 Not annualized.
5 Annualized.
6 The ratio of net operating expenses would have been 0.55%, if interest expenses had not been incurred.

36 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	89,684,846	104,630,430
0.4%		Preferred Stock	256,036	409,352
0.0%		Rights	1,735	1,302
0.0%		Warrants	—	109
0.4%		Other Investment Company	399,286	413,010
0.2%		Short-Term Investment	255,902	255,902

99.6%		Total Investments	90,597,805	105,710,105
1.7%		Collateral Invested for Securities on Loan	1,816,205	1,816,205
(1	.3)%	Other Assets and Liabilities, Net		(1,382,801)

100.0%		Net Assets		106,143,509

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 98.6% of net assets

Australia 5.4%
David Jones Ltd.	30,451	0.1	155,959
Other Securities		5.3	5,631,793

		5.4	5,787,752

Austria 1.1%
Andritz AG	1,602	0.2	165,452
Strabag SE - BR	5,178	0.2	173,899
Other Securities		0.7	807,157

		1.1	1,146,508

Belgium 1.5%
Compagnie Nationale a Portefeuille *	2,442	0.2	176,466
Other Securities		1.3	1,381,343

		1.5	1,557,809

Canada 7.9%
Advantage Oil & Gas Ltd. *	18,600	0.1	158,055
Ensign Energy Services, Inc.	8,392	0.2	162,048
Lundin Mining Corp. *	17,409	0.2	170,382
Tim Hortons, Inc.	3,200	0.1	155,679
Other Securities		7.3	7,784,140

		7.9	8,430,304

China 0.5%
Other Securities		0.5	488,079

Cyprus 0.1%
Other Securities		0.1	107,987

Denmark 1.2%
Novozymes A/S, Class B	919	0.1	158,923
Topdanmark A/S *	978	0.2	179,679
Tryg A/S	2,552	0.2	163,127
Other Securities		0.7	819,721

		1.2	1,321,450

Finland 1.6%
Cargotec Corp., B Shares	2,777	0.1	155,938
Other Securities		1.5	1,552,953

		1.6	1,708,891

France 4.2%
Gecina S.A.	1,168	0.2	168,343
Societe BIC S.A.	1,791	0.2	174,126
Other Securities		3.8	4,099,690

		4.2	4,442,159

Germany 3.8%
Fraport AG	2,006	0.2	160,191
MTU Aero Engines Holding AG *	2,203	0.2	168,643
SGL Carbon SE (c)*	3,642	0.2	193,779
Stada Arzneimittel AG	3,674	0.2	162,572
Wacker Chemie AG	662	0.2	163,902
Other Securities		2.8	3,210,355

		3.8	4,059,442

Greece 0.7%
Other Securities		0.7	759,082

Hong Kong 5.5%
SJM Holdings Ltd.	94,000	0.2	203,104
Wheelock & Co., Ltd.	42,000	0.2	173,443
Other Securities		5.1	5,422,838

		5.5	5,799,385

Ireland 0.6%
Other Securities		0.6	629,801

Israel 1.3%
Other Securities		1.3	1,389,105

Italy 3.2%
Hera S.p.A.	62,400	0.1	157,857

See financial notes 37

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Impregilo S.p.A. *	45,661	0.1	156,647
Other Securities		3.0	3,110,965

		3.2	3,425,469

Japan 28.3%
Other Securities		28.3	30,005,047

Liechtenstein 0.1%
Other Securities		0.1	64,157

Luxembourg 0.1%
Other Securities		0.1	155,115

Netherlands 1.6%
Other Securities		1.6	1,703,606

New Zealand 0.6%
Other Securities		0.6	631,443

Norway 1.2%
Other Securities		1.2	1,311,514

Portugal 0.8%
Other Securities		0.8	827,657

Republic of Korea 7.7%
CJ Corp.	2,370	0.2	178,990
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,410	0.2	189,004
Hanwha Chemical Corp.	4,070	0.2	181,639
Hyundai Marine & Fire Insurance Co., Ltd.	6,020	0.1	158,400
Hyundai Merchant Marine Co., Ltd.	5,300	0.2	161,851
Hyundai Securities Co., Ltd.	12,580	0.2	159,573
KCC Corp.	492	0.2	166,836
Korea Zinc Co., Ltd.	481	0.2	189,962
OCI Co., Ltd.	452	0.3	270,378
Samsung Engineering Co., Ltd.	720	0.2	160,127
SK Chemicals Co., Ltd.	2,772	0.2	195,823
Taekwang Industrial Co., Ltd.	114	0.2	161,375
Other Securities		5.3	5,997,070

		7.7	8,171,028

Singapore 2.1%
Other Securities		2.1	2,181,356

Spain 2.2%
Bolsas y Mercados Espanoles	4,740	0.2	160,470
Iberdrola Renovables S.A.	38,198	0.2	174,880
NH Hoteles S.A. *	20,328	0.2	171,578
Other Securities		1.6	1,808,205

		2.2	2,315,133

Sweden 2.5%
Kungsleden AB	15,572	0.2	164,293
Meda AB, A Shares (c)	15,555	0.2	164,793
Modern Times Group, B Shares	2,219	0.2	170,224
Other Securities		1.9	2,151,965

		2.5	2,651,275

Switzerland 3.2%
Georg Fischer AG - Reg’d *	254	0.2	166,077
Panalpina Welttransport Holding AG - Reg’d *	1,176	0.2	159,320
Other Securities		2.8	3,035,986

		3.2	3,361,383

United Kingdom 9.6%
Aberdeen Asset Management plc	43,195	0.2	165,884
Aggreko plc	5,767	0.2	172,535
Ashtead Group plc	47,457	0.2	160,673
Northumbrian Water Group plc	26,788	0.1	157,011
The Weir Group plc	5,366	0.2	172,833
Other Securities		8.7	9,369,557

		9.6	10,198,493

Total Common Stock
(Cost $89,684,846)			104,630,430

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	376,406

Republic of Korea 0.0%
Other Securities		0.0	32,269

United Kingdom 0.0%
Other Securities		0.0	677

Total Preferred Stock
(Cost $256,036)			409,352

Rights 0.0% of net assets

Spain 0.0%
Other Securities		0.0	1,167

Switzerland 0.0%
Other Securities		0.0	135

United Kingdom 0.0%
Other Securities		0.0	—

Total Rights
(Cost $1,735)			1,302

Warrants 0.0% of net assets

Hong Kong 0.0%
Other Securities		0.0	5

38 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Italy 0.0%
Other Securities		0.0	104

Total Warrants
(Cost $—)			109

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Small Cap Index Fund	9,000	0.4	413,010

Total Other Investment Company
(Cost $399,286)			413,010

	Face
Security	Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.03%, 05/02/11	255,902	0.2	255,902

Total Short-Term Investment
(Cost $255,902)			255,902

End of Investments.

	Number	% of Net	Value
Security	of Shares	Assets	($)

Collateral Invested for Securities on Loan 1.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,816,205	1.7	1,816,205

Total Collateral Invested for Securities on Loan
(Cost $1,816,205)			1,816,205

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $91,003,537 and the unrealized appreciation and depreciation were $17,560,396 and ($2,853,828), respectively, with a net unrealized appreciation of $14,706,568.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $87,281,090 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $119,513 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate.
Reg’d —	Registered
REIT —	Real Estate Investment Trust.

See financial notes 39

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $1,713,453 (cost $90,597,805)		$105,710,105
Foreign currency, at value (cost $76,464)		77,051
Collateral invested for securities on loan		1,816,205
Receivables:
Investments sold		1,216,714
Fund shares sold		567,195
Dividends		458,990
Foreign tax reclaims		11,484
Income from securities on loan		10,657
Prepaid expenses	+	10,970

Total assets		109,879,371

Liabilities

Collateral held for securities on loan		1,816,205
Payables:
Investments bought		1,896,704
Investment adviser and administrator fees		1,063
Shareholder service fees		954
Fund shares redeemed		20,936

Total liabilities		3,735,862

Net Assets

Total assets		109,879,371
Total liabilities	−	3,735,862

Net assets		$106,143,509

Net Assets by Source
Capital received from investors		87,246,310
Distributions in excess of net investment income		(170,507)
Net realized capital gains		3,945,171
Net unrealized capital gains		15,122,535

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$106,143,509		9,508,970		$11.16

40 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $97,031)		$1,128,298
Interest		57
Securities on loan	+	22,708

Total investment income		1,151,063

Expenses

Investment adviser and administrator fees		171,534
Shareholder service fees		29,978
FTSE Index fee		39,854
Portfolio accounting fees		39,639
Custodian fees		21,871
Professional fees		21,640
Transfer agent fees		16,873
Registration fees		10,212
Trustees’ fees		2,962
Shareholder reports		1,902
Interest expense		351
Other expenses	+	24,961

Total expenses		381,777
Expense reduction by CSIM and its affiliates	−	153,325

Net expenses	−	228,452

Net investment income		922,611

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,648,651
Net realized losses on foreign currency transactions	+	(1,849)

Net realized gains		4,646,802
Net unrealized gains on investments		6,692,986
Net unrealized gains on foreign currency translations	+	3,612

Net unrealized gains	+	6,696,598

Net realized and unrealized gains		11,343,400

Increase in net assets resulting from operations		$12,266,011

See financial notes 41

 Schwab Fundamental International Small-Mid Company Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$922,611	$1,023,950
Net realized gains		4,646,802	3,763,778
Net unrealized gains	+	6,696,598	3,693,389

Increase in net assets from operations		12,266,011	8,481,117

Distributions to Shareholders

Distributions from net investment income		($2,008,010)	($1,616,483)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,661,296	$28,036,573	4,097,167	$37,090,973
Shares reinvested		127,659	1,268,928	105,785	940,433
Shares redeemed	+	(698,312)	(7,293,765)	(1,962,798)	(17,631,284)

Net transactions in fund shares		2,090,643	$22,011,736	2,240,154	$20,400,122

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,418,327	$73,873,772	5,178,173	$46,609,016
Total increase	+	2,090,643	32,269,737	2,240,154	27,264,756

End of period		9,508,970	$106,143,509	7,418,327	$73,873,772

(Distributions in excess of net investment income)/Net investment income not yet distributed			($170,507)		$914,892

42 See financial notes

Schwab Fundamental Emerging Markets Index Fund

Financial Statements

Financial Highlights

	11/1/10–		11/1/09–	11/1/08–	1/31/08[2]–
	4/30/11*		10/31/10	10/31/09[1]	10/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.81		8.91	5.74	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.06		0.17	0.05	0.16
Net realized and unrealized gains (losses)	0.91		1.81	3.27	(4.42)

Total from investment operations	0.97		1.98	3.32	(4.26)
Less distributions:
Distributions from net investment income	(0.15)		(0.08)	(0.15)	—
Distributions from net realized gains	(0.36)		—	—	—

Total distributions	(0.51)		(0.08)	(0.15)	—

Net asset value at end of period	11.27		10.81	8.91	5.74

Total return (%)	9.40	[3]	22.36	59.55	(42.60)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	[4,5]	0.61 [4]	0.61 [4]	0.61	[4,5]
Gross operating expenses	0.87	[5]	0.98	1.70	4.06	[5]
Net investment income (loss)	1.06	[5]	2.31	1.56	2.31	[5]
Portfolio turnover rate	44	[3]	91	103	159	[3]
Net assets, end of period ($ x 1,000,000)	348		294	119	6

* Unaudited.

1 Effective October 19, 2009, the Investor Share class, the Select Share and the Institutional Share class were combined into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares.
2 Commencement of operations.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.60%, if interest expenses had not been incurred.
5 Annualized.

See financial notes 43

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund’s total net assets as of the report date. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund’s most recently filed quarterly schedule of portfolio holdings, included on the fund’s Form N-CSR (with respect to the fund’s second and fourth fiscal quarters) or Form N-Q (with respect to the fund’s first and third fiscal quarters), is available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

89.1%	Common Stock	250,792,429	310,288,649
10.1%	Preferred Stock	30,087,587	35,177,755
0.3%	Other Investment Company	955,500	1,000,000

99.5%	Total Investments	281,835,516	346,466,404
0.1%	Collateral Invested for Securities on Loan	222,600	222,600
0.4%	Other Assets and Liabilities, Net		1,546,484

100.0%	Net Assets		348,235,488

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 89.1% of net assets

Brazil 7.0%
Banco do Brasil S.A.	135,700	0.7	2,500,600
Petroleo Brasileiro S.A. - Petrobras	302,800	1.6	5,560,572
Vale S.A.	101,300	1.0	3,334,812
Other Securities		3.7	13,138,249

		7.0	24,534,233

Chile 1.4%
Other Securities		1.4	4,756,066

China 9.9%
Bank of China Ltd., Class H	6,730,000	1.1	3,724,942
China Construction Bank Corp., Class H	6,480,000	1.8	6,136,056
China Life Insurance Co., Ltd., Class H	507,000	0.5	1,812,230
China Petroleum & Chemical Corp., Class H	2,622,000	0.8	2,642,898
Industrial & Commercial Bank of China Ltd., Class H	5,812,000	1.4	4,929,811
PetroChina Co., Ltd., Class H	2,233,000	0.9	3,241,422
Other Securities		3.4	11,961,478

		9.9	34,448,837

Colombia 0.9%
Ecopetrol S.A.	988,024	0.6	2,122,741
Other Securities		0.3	959,445

		0.9	3,082,186

Czech Republic 0.9%
CEZ A/S	28,957	0.5	1,661,124
Other Securities		0.4	1,672,259

		0.9	3,333,383

Egypt 0.6%
Other Securities		0.6	1,961,348

Hong Kong 4.0%
China Mobile Ltd.	680,500	1.8	6,259,566
China Unicom (Hong Kong) Ltd.	974,056	0.6	1,992,224
CNOOC Ltd.	1,174,000	0.8	2,918,066
Other Securities		0.8	2,716,597

		4.0	13,886,453

Hungary 1.1%
OTP Bank Nyrt. plc *	44,266	0.5	1,571,547
Other Securities		0.6	2,219,021

		1.1	3,790,568

India 6.4%
Reliance Industries Ltd.	119,790	0.8	2,667,752
Other Securities		5.6	19,677,678

		6.4	22,345,430

Indonesia 1.3%
Other Securities		1.3	4,394,653

Malaysia 3.4%
Malayan Banking Berhad	539,400	0.5	1,595,028
Other Securities		2.9	10,370,806

		3.4	11,965,834

Mexico 5.1%
America Movil S.A.B. de C.V., Series L	1,103,400	0.9	3,161,143
Cemex S.A.B. de C.V., Series CPO *	4,326,701	1.1	3,743,491
Grupo Mexico S.A.B. de C.V., Series B	495,274	0.5	1,714,918
Other Securities		2.6	9,135,099

		5.1	17,754,651

Poland 2.5%
Polski Koncern Naftowy Orlen S.A. *	118,249	0.7	2,464,668
Other Securities		1.8	6,401,593

		2.5	8,866,261

Russia 12.8%
Gazprom ADR	755,128	3.7	12,794,691
Gazprom Neft JSC ADR	68,009	0.5	1,725,178

44 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
LUKOIL ADR	127,733	2.5	8,877,680
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	63,177	0.5	1,748,820
Rosneft Oil Co. GDR - Reg’d	200,717	0.5	1,797,660
Sberbank of Russia GDR - Reg’d	5,854	0.7	2,334,573
Surgutneftegaz ADR	559,482	1.7	5,982,746
Tatneft ADR	49,380	0.6	2,230,617
Other Securities		2.1	6,977,082

		12.8	44,469,047

South Africa 10.7%
FirstRand Ltd.	614,897	0.6	1,936,463
Impala Platinum Holdings Ltd.	68,435	0.6	2,140,156
MTN Group Ltd.	144,759	0.9	3,219,779
Sasol Ltd.	61,326	1.0	3,543,776
Standard Bank Group Ltd.	212,015	1.0	3,329,806
Other Securities		6.6	23,276,614

		10.7	37,446,594

Taiwan 17.5%
Asustek Computer, Inc.	186,231	0.5	1,681,226
AU Optronics Corp. *	2,145,800	0.5	1,729,683
China Steel Corp.	1,863,556	0.7	2,307,696
Chunghwa Telecom Co., Ltd.	618,906	0.6	1,968,833
Formosa Chemicals & Fibre Corp.	494,420	0.6	1,999,372
Formosa Plastics Corp.	620,820	0.7	2,542,345
Hon Hai Precision Industry Co., Ltd.	1,201,311	1.3	4,562,004
HTC Corp.	42,070	0.5	1,914,887
Nan Ya Plastics Corp.	900,160	0.8	2,764,918
Taiwan Semiconductor Manufacturing Co., Ltd.	2,662,689	2.0	6,887,006
Other Securities		9.3	32,473,583

		17.5	60,831,553

Thailand 1.5%
PTT PCL	122,500	0.4	1,538,945
Other Securities		1.1	3,562,689

		1.5	5,101,634

Turkey 2.1%
Other Securities		2.1	7,319,918

Total Common Stock
(Cost $250,792,429)			310,288,649

Preferred Stock 10.1% of net assets

Brazil 10.0%
Banco Bradesco S.A.	168,538	1.0	3,364,975
Companhia de Bebidas das Americas	49,300	0.5	1,570,004
Itau Unibanco Holding S.A.	204,665	1.4	4,826,514
Petroleo Brasileiro S.A.	455,800	2.1	7,417,035
Vale S.A., Class A	131,200	1.1	3,842,095
Other Securities		3.9	13,790,687

		10.0	34,811,310

Colombia 0.1%
Other Securities		0.1	366,445

Total Preferred Stock
(Cost $30,087,587)			35,177,755

Other Investment Company 0.3% of net assets

United States 0.3%
Other Securities		0.3	1,000,000

Total Other Investment Company
(Cost $955,500)			1,000,000

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	222,600	0.1	222,600

Total Collateral Invested for Securities on Loan
(Cost $222,600)			222,600

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $285,875,928 and the unrealized appreciation and depreciation were $64,351,317 and ($3,760,841), respectively, with a net unrealized appreciation of $60,590,476.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $248,260,300 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

For the following notes, please refer to complete schedule of holdings.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

See financial notes 45

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Assets and Liabilities
As of April 30, 2011; unaudited.

Assets

Investments, at value including securities on loan of $204,212 (cost $281,835,516)		$346,466,404
Foreign currency, at value (cost $252,331)		247,621
Collateral invested for securities on loan		222,600
Receivables:
Investments sold		85,396
Fund shares sold		1,800,232
Dividends		912,535
Foreign tax reclaims		1,815
Income from securities on loan		362
Prepaid expenses	+	2,542

Total assets		349,739,507

Liabilities

Collateral held for securities on loan		222,600
Payables:
Investments bought		500,100
Investment adviser and administrator fees		6,407
Shareholder service fees		1,948
Foreign capital gains tax		258,217
Due to custodian		213,979
Fund shares redeemed		185,234
Accrued expenses	+	115,534

Total liabilities		1,504,019

Net Assets

Total assets		349,739,507
Total liabilities	−	1,504,019

Net assets		$348,235,488

Net Assets by Source
Capital received from investors		280,863,569
Net investment income not yet distributed		845,197
Net realized capital gains		2,129,920
Net unrealized capital gains		64,396,802

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$348,235,488		30,902,330		$11.27

46 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Operations
For November 1, 2010 through April 30, 2011; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $218,256)		$2,602,167
Interest		129
Securities on loan	+	19,439

Total investment income		2,621,735

Expenses

Investment adviser and administrator fees		783,001
Shareholder service fees		93,986
FTSE Index fee		164,430
Custodian fees		148,963
Transfer agent fees		38,874
Portfolio accounting fees		34,798
Professional fees		23,350
Registration fees		15,145
Interest expense		14,693
Shareholder reports		9,832
Trustees’ fees		3,696
Other expenses	+	28,819

Total expenses		1,359,587
Expense reduction by CSIM and its affiliates	−	405,292

Net expenses	−	954,295

Net investment income		1,667,440

Realized and Unrealized Gains (Losses)

Net realized gains on investments		6,970,356
Net realized losses on foreign currency transactions	+	(416,700)

Net realized gains		6,553,656
Net unrealized gains on investments (net of foreign capital gain tax of $50,011)		20,504,438
Net unrealized gains on foreign currency translations	+	15,601

Net unrealized gains	+	20,520,039

Net realized and unrealized gains		27,073,695

Increase in net assets resulting from operations		$28,741,135

See financial notes 47

 Schwab Fundamental Emerging Markets Index Fund

Statement of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

11/1/10-4/30/11			11/1/09-10/31/10
Net investment income		$1,667,440	$4,482,157
Net realized gains		6,553,656	16,047,573
Net unrealized gains	+	20,520,039	20,262,394

Increase in net assets from operations		28,741,135	40,792,124

Distributions to Shareholders

Distributions from net investment income		(4,207,384)	(1,195,864)
Distributions from net realized gains	+	(9,830,980)	—

Total distributions		($14,038,364)	($1,195,864)

Transactions in Fund Shares

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,121,298	$98,326,476	19,525,248	$189,738,742
Shares reinvested		806,425	8,346,494	68,369	648,824
Shares redeemed	+	(6,241,460)	(67,475,740)	(5,759,702)	(54,877,962)

Net transactions in fund shares		3,686,263	$39,197,230	13,833,915	$135,509,604

Shares Outstanding and Net Assets

		11/1/10-4/30/11		11/1/09-10/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,216,067	$294,335,487	13,382,152	$119,229,623
Total increase	+	3,686,263	53,900,001	13,833,915	175,105,864

End of period		30,902,330	$348,235,488	27,216,067	$294,335,487

Net investment income not yet distributed			$845,197		$3,385,141

48 See financial notes

 Schwab Fundamental Index Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Capital Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Capital Trust (organized May 7, 1993)	Schwab Premier Equity Fund
Schwab Fundamental US Large Company Index Fund	Schwab Core Equity Fund
Schwab Fundamental US Small-Mid Company Index Fund	Schwab Dividend Equity Fund
Schwab Fundamental International Large	Schwab Large-Cap Growth Fund
Company Index Fund	Schwab Small-Cap Equity Fund
Schwab Fundamental International	Schwab Hedged Equity Fund
Small-Mid Company Index Fund	Schwab Financial Services Fund
Schwab Fundamental Emerging Markets Index Fund	Schwab Health Care Fund
Schwab S&P 500 Index Fund	Schwab International Core Equity Fund
Schwab Small-Cap Index Fund	Schwab Target 2010 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2015 Fund
Schwab International Index Fund	Schwab Target 2020 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2025 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2030 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2035 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2040 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Monthly Income Fund-Moderate Payout
Laudus International MarketMasters Fund	Schwab Monthly Income Fund-Enhanced Payout
Schwab Balanced Fund	Schwab Monthly Income Fund-Maximum Payout

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of the funds. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect

 49

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures and forward contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted prices for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

50

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of April 30, 2011:

Schwab Fundamental US Large Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$1,369,270,054	$—	$—	$1,369,270,054
Other Investment Company(a)	4,805,322	—	—	4,805,322
Short-Term Investments(a)	—	1,149,880	—	1,149,880

Total	$1,374,075,376	$1,149,880	$—	$1,375,225,256

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,562,313	$—	$—	$6,562,313
Futures Contract*	438,075	—	—	438,075

Schwab Fundamental US Small-Mid Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$607,426,643	$—	$—	$607,426,643
Materials	40,332,185	—	41,011	40,373,196
Rights(a)	43,415	—	—	43,415
Other Investment Company(a)	7,338,573	—	—	7,338,573
Short-Term Investments(a)	—	459,952	—	459,952

Total	$655,140,816	$459,952	$41,011	$655,641,779

Other Financial Instruments
Collateral Invested for Securities on Loan	$24,340,541	$—	$—	$24,340,541
Futures Contract*	299,502	—	—	299,502

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock	$—	$—	($5,344)	($37,870)	($3,762)	$87,987	$—	$41,011
Rights	1,287,876	—	—	(1,287,876)	—	—	—	—

Total	$1,287,876	$—	($5,344)	($1,325,746)	($3,762)	$87,987	$—	$41,011

 51

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Fundamental International Large Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$109,034,763	$—	$109,034,763
Canada	22,420,111	—	—	22,420,111
Finland	59,703	4,815,575	—	4,875,278
Germany	4,119,751	30,133,421	—	34,253,172
Ireland	187,620	1,397,766	—	1,585,386
Italy	259,667	19,874,623	—	20,134,290
Japan	211,537	56,867,072	—	57,078,609
Luxembourg	138,388	1,744,562	—	1,882,950
Netherlands	899,891	14,456,763	—	15,356,654
Republic of Korea	79,627	17,125,954	139,831	17,345,412
Spain	5,029,256	12,546,494	—	17,575,750
Sweden	137,261	11,562,897	—	11,700,158
United Kingdom	510,692	73,103,019	4,890	73,618,601
Preferred Stock(a)	—	1,760,575	—	1,760,575
Rights(a)	7,280	—	—	7,280
Australia	—	—	706	706
Spain	—	—	4,349	4,349
Warrants(a)	2,243	—	—	2,243
Other Investment Company(a)	634,600	—	—	634,600
Short-Term Investment(a)	—	462,298	—	462,298

Total	$34,697,627	$354,885,782	$149,776	$389,733,185

Other Financial Instruments
Collateral Invested for Securities on Loan	$15,870,259	$—	$—	$15,870,259

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
Republic of Korea	$—	$—	$—	$4,875	$41,677	$93,279	$—	$139,831
United Kingdom	6,965	—	113	(109)	(2,079)	—	—	4,890
Rights
Australia	—	—	—	706	—	—	—	706
Spain	—	—	—	(173)	4,522	—	—	4,349

Total	$6,965	$—	$113	$5,299	$44,120	$93,279	$—	$149,776

52

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Fundamental International Small-Mid Company Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$34,208,400	$—	$34,208,400
Australia	31,321	5,601,109	155,322	5,787,752
Austria	406,823	739,685	—	1,146,508
Belgium	532,699	1,025,110	—	1,557,809
Canada	8,430,304	—	—	8,430,304
Denmark	152,125	1,169,325	—	1,321,450
Finland	238,813	1,470,078	—	1,708,891
France	599,176	3,842,983	—	4,442,159
Germany	1,440,818	2,618,624	—	4,059,442
Hong Kong	73,652	5,725,733	—	5,799,385
Ireland	430,059	199,742	—	629,801
Italy	191,740	3,233,729	—	3,425,469
Liechtenstein	64,157	—	—	64,157
Luxembourg	105,355	49,760	—	155,115
Netherlands	105,412	1,587,989	10,205	1,703,606
Norway	119,370	1,192,144	—	1,311,514
Republic of Korea	589,483	7,495,106	86,439	8,171,028
Singapore	67,285	2,114,071	—	2,181,356
Spain	273,554	2,041,579	—	2,315,133
Sweden	562,317	2,088,958	—	2,651,275
Switzerland	1,224,132	2,137,251	—	3,361,383
United Kingdom	1,680,507	8,517,986	—	10,198,493
Preferred Stock(a)	—	32,269	—	32,269
Germany	186,947	189,459	—	376,406
United Kingdom	—	—	677	677
Rights(a)	1,167	—	—	1,167
Switzerland	—	—	135	135
United Kingdom	—	—	—	—
Warrants(a)	109	—	—	109
Other Investment Company(a)	413,010	—	—	413,010
Short-Term Investment(a)	—	255,902	—	255,902

Total	$17,920,335	$87,536,992	$252,778	$105,710,105

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,816,205	$—	$—	$1,816,205

 53

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	October 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	April 30,
Investments in Securities	2010	(Premiums)	(Loss)	(Losses)	(Sales)	in	out	2011

Common Stock
Australia	$81,636	$—	$39,823	($4,158)	($10,245)	$48,266	$—	$155,322
Netherlands	—	—	39,762	(33,120)	(150,655)	154,218	—	10,205
Republic of Korea	64,927		12,041	(30,792)	18,484	21,779		86,439
Singapore	42,317	—	19,683	(19,953)	(42,047)	—	—	—
United Kingdom	3,968	—	(10,367)	10,425	(4,026)	—	—	—
Preferred Stock
United Kingdom	—	—	—	9	668	—	—	677
Rights
Switzerland	—	—	—	135	—	—	—	135

Total	$192,848	$—	$100,942	($77,454)	($187,821)	$224,263	$—	$252,778

Schwab Fundamental Emerging Markets Index Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$—	$133,538,243	$—	$133,538,243
Brazil	24,534,233	—	—	24,534,233
Chile	4,756,066	—	—	4,756,066
Colombia	3,082,186	—	—	3,082,186
Czech Republic	910,839	2,422,544	—	3,333,383
Egypt	436,580	1,524,768	—	1,961,348
India	240,847	22,104,583	—	22,345,430
Malaysia	371,996	11,593,838	—	11,965,834
Mexico	17,754,651	—	—	17,754,651
Russia	3,826,727	40,642,320	—	44,469,047
South Africa	2,069,867	35,376,727	—	37,446,594
Thailand	4,044,357	1,057,277	—	5,101,634
Preferred Stock(a)	35,177,755	—	—	35,177,755
Other Investment Company(a)	1,000,000	—	—	1,000,000

Total	$98,206,104	$248,260,300	$—	$346,466,404

Other Financial Instruments
Collateral Invested for Securities on Loan	$222,600	$—	$—	$222,600

*	Futures Contracts are not included in Investments and are valued at unrealized appreciation or depreciation.
(a)	As categorized in complete schedule of holdings.

54

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at April 30, 2011 are as follows:

Schwab Fundamental US Large Company Index Fund	$—
Schwab Fundamental US Small-Mid Company Index Fund	(50,141)
Schwab Fundamental International Large Company Index Fund	(140,879)
Schwab Fundamental International Small-Mid Company Index Fund	6,566
Schwab Fundamental Emerging Markets Index Fund	—

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures were required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which were effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended April 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

The funds entered into equity index futures contracts (“futures”) from November 1, 2010 through April 30, 2011. The funds invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The fair value and variation margin for any futures contracts held at April 30, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended April 30, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average contract value of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental US Large Company Index Fund	$9,701,392	151
Schwab Fundamental US Small-Mid Company Index Fund	4,419,783	55
Schwab Fundamental International Large Company Index Fund	—	—
Schwab Fundamental International Small-Mid Company Index Fund	—	—
Schwab Fundamental Emerging Markets Index Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Forward Currency Contracts: “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. The value of the forward currency contracts are accounted for as unrealized gains or losses until the contracts settle, at which time the gains or losses are realized.

 55

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or Foreign Sovereign, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

The value of the securities on loan as of April 30, 2011 and the value of the related collateral are disclosed in the complete Schedule of Investments and the Statements of Assets and Liabilities.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the funds could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

56

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2011, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

 57

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Certain funds do not fully replicate their benchmark index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchases all of the securities in the benchmark index.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

A fund may purchase shares of ETF’s to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio securities.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

58

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
% of Average Daily Net Assets	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

First $500 million	0.30%	0.30%	0.30%	0.40%	0.50%
$500 million to $5 billion	0.22%	0.22%	0.22%	0.38%	0.48%
$5 billion to $10 billion	0.20%	0.20%	0.20%	0.36%	0.46%
over $10 billion	0.18%	0.18%	0.18%	0.34%	0.44%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described in the table below regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements (“expense limitation”) with the funds to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees. The expense limitation as a percentage of average daily net assets is as follows:

		Schwab	Schwab
Schwab	Schwab	Fundamental	Fundamental	Schwab
Fundamental	Fundamental	International	International	Fundamental
US Large	US Small-Mid	Large	Small-Mid	Emerging
Company	Company	Company	Company	Markets
Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

0.35%	0.35%	0.35%	0.55%	0.60%

CSIM has entered into a license agreement with FTSE to use certain FTSE indexes and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain FTSE indexes and trademarks to the funds. Under the sub-license agreement, each fund pays its pro rata share of licensing fees.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the Schwab Fundamental US Large Company Index Fund during the report period:

	Balance			Balance		Realized	Distributions
	of Shares			of Shares	Market	Gain (Loss)	Received
	Held at	Gross	Gross	Held at	Value at	11/01/10	11/01/10
Fund	10/31/10	Additions	Sales	04/30/11	04/30/11	to 04/30/11	to 04/30/11

Schwab Fundamental US Large Company Index Fund	53,415	18,100	—	71,515	$1,309,440	$—	$6,692

 59

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The funds may also let a related party own shares of the funds. As of April 30, 2011, the shares owned by Schwab Charitable Giving Trust (an affiliate of Schwab) as a percentage of the total shares of the Schwab Fundamental International Large Company Index Fund was 14.8%.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended April 30, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Fundamental US Large Company Index Fund	$24,243,112
Schwab Fundamental US Small-Mid Company Index Fund	24,243,112
Schwab Fundamental International Large Company Index Fund	—
Schwab Fundamental International Small-Mid Company Index Fund	—
Schwab Fundamental Emerging Markets Index Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

60

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended April 30, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental US Large Company Index Fund	$317,955,747	$137,700,385
Schwab Fundamental US Small-Mid Company Index Fund	316,267,857	178,774,049
Schwab Fundamental International Large Company Index Fund	128,988,574	79,939,961
Schwab Fundamental International Small-Mid Company Index Fund	69,234,155	48,218,103
Schwab Fundamental Emerging Markets Index Fund	165,119,072	140,173,501

9. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds in the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are:

	Current Period	Prior Period
	(11/1/10-4/30/11)	(11/1/09-10/31/10)

Schwab Fundamental US Large Company Index Fund	$4,458	$21,126
Schwab Fundamental US Small-Mid Company Index Fund	6,861	14,086
Schwab Fundamental International Large Company Index Fund	1,070	10,801
Schwab Fundamental International Small-Mid Company Index Fund	2,777	4,653
Schwab Fundamental Emerging Markets Index Fund	4,763	11,177

10. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of October 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
Expiration Date	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

October 31, 2016	$48,768,252	$—	$10,522,283	$—	$—
October 31, 2017	63,611,980	—	58,777,944	153,428	—
October 31, 2018	—	—	20,948,477	—	—

Total	$112,380,232	$—	$90,248,704	$153,428	$—

As of October 31, 2010, the funds had capital losses utilized as follows:

			Schwab	Schwab
	Schwab	Schwab	Fundamental	Fundamental	Schwab
	Fundamental	Fundamental	International	International	Fundamental
	US Large	US Small-Mid	Large	Small-Mid	Emerging
	Company	Company	Company	Company	Markets
	Index Fund	Index Fund	Index Fund	Index Fund	Index Fund

Capital losses utilized	$78,472	$23,501,343	$—	$2,680,486	$5,584,808

As of October 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related

 61

 Schwab Fundamental Index Funds

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

62

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Capital Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc. (2009 – present)

 63

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee since 1993.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

64

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006- June 2007).

David Lekich 1964 Secretary (Officer since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds and Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 65

Glossary

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

cap, capitalization See “market cap.”

capital gain, capital loss the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

earnings growth rate For a mutual fund, the average yearly rate at which the earnings of the companies in the fund’s portfolio have grown, measured over the past five years.

earnings per share (EPS) A company’s earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

return on equity (ROE) The average yearly rate of return for each dollar of investors’ money, measured over the past five years.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

66

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR37675-04

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund, Schwab Fundamental Emerging Markets Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are filed under this Item.

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,123,275,818	1,369,270,054
0.3%		Other Investment Company	4,805,322	4,805,322
0.1%		Short-Term Investments	1,149,877	1,149,880

99.7%		Total Investments	1,129,231,017	1,375,225,256
0.5%		Collateral Invested for Securities on Loan	6,562,313	6,562,313
(0	.2)%	Other Assets and Liabilities, Net		(2,638,076)

100.0%		Net Assets		1,379,149,493

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 1.3%
Autoliv, Inc.	7,500	600,975
BorgWarner, Inc. *	5,150	397,786
Cooper Tire & Rubber Co.	7,100	191,558
Dana Holding Corp. *	21,500	390,655
Exide Technologies *	16,200	162,648
Ford Motor Co. *	456,574	7,063,200
General Motors Co. *	73,500	2,358,615
Gentex Corp.	12,100	379,335
Harley-Davidson, Inc.	20,960	780,969
Johnson Controls, Inc.	60,510	2,480,910
Lear Corp.	5,200	265,928
Tenneco, Inc. *	7,760	358,590
The Goodyear Tire & Rubber Co. *	86,390	1,567,978
TRW Automotive Holdings Corp. *	18,150	1,035,639

		18,034,786

Banks 3.7%
Associated Banc-Corp	28,360	414,056
Astoria Financial Corp.	16,355	236,657
BancorpSouth, Inc.	13,245	179,470
Bank of Hawaii Corp.	6,720	327,869
BB&T Corp.	104,375	2,809,775
CapitalSource, Inc.	55,000	367,400
CIT Group, Inc. *	18,000	764,280
City National Corp.	4,720	269,559
Comerica, Inc.	24,700	936,871
Commerce Bancshares, Inc.	8,523	362,739
Cullen/Frost Bankers, Inc.	6,000	355,440
East West Bancorp, Inc.	10,100	213,413
F.N.B. Corp.	15,200	166,440
Fifth Third Bancorp	110,390	1,464,875
First Horizon National Corp.	49,966	547,128
First Niagara Financial Group, Inc.	29,600	426,240
FirstMerit Corp.	13,225	231,041
Fulton Financial Corp.	30,680	358,342
Hudson City Bancorp, Inc.	74,290	707,984
Huntington Bancshares, Inc.	119,127	808,872
KeyCorp	156,290	1,355,034
M&T Bank Corp.	13,386	1,182,921
Marshall & Ilsley Corp.	125,685	1,026,846
MGIC Investment Corp. *	19,700	170,602
New York Community Bancorp, Inc.	48,065	797,879
People’s United Financial, Inc.	40,252	551,050
PNC Financial Services Group, Inc.	58,945	3,674,631
Popular, Inc. *	174,580	549,927
Regions Financial Corp.	277,325	2,035,565
SunTrust Banks, Inc.	92,960	2,620,542
Susquehanna Bancshares, Inc.	23,000	212,060
SVB Financial Group *	3,800	229,672
Synovus Financial Corp.	219,210	548,025
TCF Financial Corp.	18,765	292,546
Trustmark Corp.	6,700	155,708
U.S. Bancorp	218,400	5,639,088
Umpqua Holdings Corp.	13,900	161,379
Valley National Bancorp	18,805	269,288
Washington Federal, Inc.	12,450	200,321
Webster Financial Corp.	8,725	187,762
Wells Fargo & Co.	550,725	16,031,605
Whitney Holding Corp.	14,000	189,560
Zions Bancorp	31,535	771,031

		50,801,493

Capital Goods 8.5%
3M Co.	52,575	5,110,816
Acuity Brands, Inc.	3,020	177,576
Aecom Technology Corp. *	14,500	395,270
AerCap Holdings N.V. *	12,600	180,432
AGCO Corp. *	9,940	572,345
Alliant Techsystems, Inc.	4,820	340,533
AMETEK, Inc.	6,465	297,649
BE Aerospace, Inc. *	8,800	339,592
Brady Corp., Class A	4,400	165,924
Briggs & Stratton Corp.	8,935	210,777
Bucyrus International, Inc.	2,000	182,900
Carlisle Cos., Inc.	5,075	251,416
Caterpillar, Inc.	43,045	4,967,823
Cooper Industries plc	11,370	749,851
Crane Co.	4,995	249,300
Cummins, Inc.	9,884	1,187,859
Curtiss-Wright Corp.	4,200	139,650
Danaher Corp.	30,400	1,679,296
Deere & Co.	26,986	2,631,135
Donaldson Co., Inc.	4,500	275,535
Dover Corp.	13,875	944,055

See financial notes 1

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Eaton Corp.	14,520	777,256
EMCOR Group, Inc. *	11,440	354,297
Emerson Electric Co.	54,650	3,320,534
EnerSys *	4,500	170,505
Esterline Technologies Corp. *	3,400	244,120
Fastenal Co.	6,320	424,009
Flowserve Corp.	2,625	332,378
Fluor Corp.	15,140	1,058,892
Foster Wheeler AG *	11,570	411,545
Gardner Denver, Inc.	2,100	181,461
GATX Corp.	7,035	297,369
General Cable Corp. *	8,400	407,400
General Dynamics Corp.	41,225	3,002,004
General Electric Co.	1,401,625	28,663,231
Goodrich Corp.	9,055	800,190
Granite Construction, Inc.	7,800	212,004
Harsco Corp.	13,135	467,606
Honeywell International, Inc.	62,740	3,841,570
Hubbell, Inc., Class B	4,830	338,052
Huntington Ingalls Industries, Inc. *	7,015	280,600
Illinois Tool Works, Inc.	42,670	2,492,355
Ingersoll-Rand plc	27,442	1,385,821
ITT Corp.	16,455	950,934
Jacobs Engineering Group, Inc. *	16,540	820,549
Joy Global, Inc.	4,300	434,085
KBR, Inc.	16,300	625,431
Kennametal, Inc.	5,740	242,343
L-3 Communications Holdings, Inc.	16,535	1,325,942
Lennox International, Inc.	5,935	288,500
Lincoln Electric Holdings, Inc.	3,100	243,598
Lockheed Martin Corp.	46,335	3,672,049
Masco Corp.	82,650	1,109,163
Meritor, Inc. *	11,635	200,238
Mueller Industries, Inc.	4,600	179,952
Navistar International Corp. *	13,900	966,328
Northrop Grumman Corp.	45,695	2,906,659
Oshkosh Corp. *	11,920	377,387
Owens Corning, Inc. *	17,150	648,956
PACCAR, Inc.	33,742	1,792,038
Pall Corp.	5,940	347,134
Parker Hannifin Corp.	12,117	1,142,875
Pentair, Inc.	9,250	371,480
Precision Castparts Corp.	6,116	945,044
Quanta Services, Inc. *	16,700	362,056
Raytheon Co.	48,810	2,369,725
Regal-Beloit Corp.	3,000	227,370
Rockwell Automation, Inc.	7,850	683,970
Rockwell Collins, Inc.	8,430	531,933
Roper Industries, Inc.	4,900	423,801
Snap-on, Inc.	4,930	304,526
Spirit AeroSystems Holdings, Inc., Class A *	10,100	248,460
SPX Corp.	5,035	435,276
Teledyne Technologies, Inc. *	3,300	166,617
Terex Corp. *	16,625	578,218
Textron, Inc.	40,120	1,047,132
The Boeing Co.	70,240	5,603,747
The Manitowoc Co., Inc.	14,800	328,412
The Shaw Group, Inc. *	11,240	437,236
The Timken Co.	8,365	471,702
Thomas & Betts Corp. *	5,200	301,444
Trinity Industries, Inc.	9,925	359,285
Tutor Perini Corp.	8,800	234,608
Tyco International Ltd.	58,865	2,869,080
United Rentals, Inc. *	12,400	364,808
United Technologies Corp.	74,715	6,692,970
URS Corp. *	14,393	644,087
USG Corp. *	11,625	179,258
W.W. Grainger, Inc.	5,335	808,786
WABCO Holdings, Inc. *	2,700	199,395
WESCO International, Inc. *	5,900	365,505

		117,343,025

Commercial & Professional Supplies 0.8%
Avery Dennison Corp.	16,450	686,623
Cintas Corp.	15,950	495,248
Corrections Corp. of America *	12,290	305,898
Covanta Holding Corp.	14,015	240,638
Deluxe Corp.	7,445	201,611
Equifax, Inc.	7,530	282,601
FTI Consulting, Inc. *	5,100	203,490
HNI Corp.	5,020	138,150
Iron Mountain, Inc.	16,755	533,647
Kelly Services, Inc., Class A *	9,540	182,309
Manpower, Inc.	14,345	950,356
Nielsen Holdings N.V. *	7,400	221,186
Pitney Bowes, Inc.	34,705	852,355
R.R. Donnelley & Sons Co.	58,540	1,104,064
Republic Services, Inc.	33,024	1,044,219
Robert Half International, Inc.	10,610	321,801
Stericycle, Inc. *	1,900	173,432
The Brink’s Co.	6,320	208,623
The Dun & Bradstreet Corp.	2,300	189,014
United Stationers, Inc.	5,525	398,132
Waste Connections, Inc.	7,800	240,006
Waste Management, Inc.	57,655	2,275,066

		11,248,469

Consumer Durables & Apparel 1.2%
Brunswick Corp.	9,170	214,303
Coach, Inc.	7,375	441,099
D.R. Horton, Inc.	60,090	747,519
Eastman Kodak Co. *	150,840	419,335
Fortune Brands, Inc.	18,100	1,177,948
Garmin Ltd. (c)*	11,270	385,772
Hanesbrands, Inc. *	15,800	513,658
Harman International Industries, Inc.	4,220	204,797
Hasbro, Inc.	9,165	429,289
Jarden Corp.	12,177	443,121
KB HOME	16,760	197,936
Leggett & Platt, Inc.	20,520	539,471
Liz Claiborne, Inc. (c)*	41,745	262,576
M.D.C. Holdings, Inc.	6,835	199,514
Mattel, Inc.	34,235	914,759
Meritage Homes Corp. *	6,500	155,415
Mohawk Industries, Inc. *	13,735	824,649
Newell Rubbermaid, Inc.	34,350	654,711
NIKE, Inc., Class B	15,428	1,270,033
NVR, Inc. *	603	445,816

2 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Phillips-Van Heusen Corp.	4,000	281,640
Polaris Industries, Inc.	2,900	305,747
Polo Ralph Lauren Corp.	2,520	329,540
PulteGroup, Inc. *	76,352	620,742
Stanley Black & Decker, Inc.	11,903	864,753
The Jones Group, Inc.	22,075	300,882
The Warnaco Group, Inc. *	3,100	199,516
Toll Brothers, Inc. *	10,995	231,005
Tupperware Brands Corp.	3,700	235,579
VF Corp.	10,545	1,060,405
Whirlpool Corp.	14,655	1,262,968

		16,134,498

Consumer Services 1.3%
Apollo Group, Inc., Class A *	10,725	429,322
Boyd Gaming Corp. (c)*	16,525	147,733
Brinker International, Inc.	11,955	287,996
Career Education Corp. *	8,135	177,424
Carnival Corp.	42,045	1,600,653
Darden Restaurants, Inc.	12,645	593,936
DeVry, Inc.	2,800	148,120
Domino’s Pizza, Inc. *	13,600	252,552
H&R Block, Inc.	37,765	652,957
Hyatt Hotels Corp., Class A *	3,400	150,654
International Game Technology	28,855	510,445
Jack in the Box, Inc. *	12,340	254,821
Las Vegas Sands Corp. *	7,470	351,165
Marriott International, Inc., Class A	21,789	769,152
McDonald’s Corp.	65,280	5,112,077
MGM Resorts International *	62,015	785,110
Penn National Gaming, Inc. *	11,140	445,711
Regis Corp.	10,675	181,475
Royal Caribbean Cruises Ltd. *	16,605	661,211
Service Corp. International	32,200	378,994
Starbucks Corp.	27,790	1,005,720
Starwood Hotels & Resorts Worldwide, Inc.	11,970	713,053
Wendy’s/Arby’s Group, Inc., Class A	51,300	247,266
Wyndham Worldwide Corp.	14,440	499,768
Wynn Resorts Ltd.	2,500	367,875
Yum! Brands, Inc.	22,230	1,192,417

		17,917,607

Diversified Financials 8.8%
Affiliated Managers Group, Inc. *	1,900	207,252
American Express Co.	109,425	5,370,579
Ameriprise Financial, Inc.	18,000	1,117,080
Bank of America Corp.	2,193,660	26,938,145
Bank of New York Mellon Corp.	119,252	3,453,538
BlackRock, Inc.	5,200	1,018,888
Capital One Financial Corp.	69,710	3,815,228
Citigroup, Inc. *	5,035,535	23,113,106
CME Group, Inc.	5,020	1,484,765
Discover Financial Services	56,222	1,396,555
E*TRADE Financial Corp. *	29,597	480,655
Eaton Vance Corp.	7,700	260,029
Federated Investors, Inc., Class B (c)	13,530	348,803
Franklin Resources, Inc.	8,440	1,089,773
Interactive Brokers Group, Inc., Class A	14,500	254,330
IntercontinentalExchange, Inc. *	2,000	240,700
Invesco Ltd.	33,900	843,093
Jefferies Group, Inc.	7,300	176,441
JPMorgan Chase & Co.	518,242	23,647,382
Knight Capital Group, Inc., Class A *	13,900	190,708
Legg Mason, Inc.	19,620	728,883
Leucadia National Corp.	8,100	313,146
MF Global Holdings Ltd. *	31,100	261,551
Moody’s Corp.	11,670	456,764
Morgan Stanley	219,835	5,748,685
MSCI, Inc., Class A *	6,300	223,461
Northern Trust Corp.	21,060	1,052,789
NYSE Euronext	24,820	994,041
PHH Corp. *	21,590	463,321
Raymond James Financial, Inc.	10,035	376,313
SEI Investments Co.	9,100	203,203
SLM Corp. *	59,935	994,322
State Street Corp.	49,136	2,287,281
T. Rowe Price Group, Inc.	11,745	754,616
TD Ameritrade Holding Corp.	27,970	602,474
The Charles Schwab Corp. (b)	71,515	1,309,440
The Goldman Sachs Group, Inc.	55,211	8,337,413
The NASDAQ OMX Group, Inc. *	20,330	550,943

		121,105,696

Energy 11.6%
Alpha Natural Resources, Inc. (c)*	7,036	409,284
Anadarko Petroleum Corp.	32,315	2,550,946
Apache Corp.	19,420	2,590,045
Arch Coal, Inc.	10,500	360,150
Atwood Oceanics, Inc. *	3,800	170,734
Baker Hughes, Inc.	25,749	1,993,230
Bristow Group, Inc. *	3,600	167,040
Cabot Oil & Gas Corp.	4,400	247,632
Cameron International Corp. *	11,580	610,498
Chesapeake Energy Corp.	49,120	1,653,870
Chevron Corp.	236,705	25,904,995
Cimarex Energy Co.	2,445	270,393
ConocoPhillips	232,410	18,344,121
CONSOL Energy, Inc.	12,435	672,609
Copano Energy LLC	4,600	164,910
CVR Energy, Inc. *	8,100	180,063
Denbury Resources, Inc. *	11,600	261,812
Devon Energy Corp.	28,440	2,588,040
Diamond Offshore Drilling, Inc. (c)	9,320	707,108
Dresser-Rand Group, Inc. *	5,700	299,478
El Paso Corp.	43,920	852,487
EOG Resources, Inc.	11,050	1,247,656
EQT Corp.	9,080	477,699
Exterran Holdings, Inc. *	16,500	358,215
Exxon Mobil Corp.	472,084	41,543,392
FMC Technologies, Inc. *	8,080	375,558
Forest Oil Corp. *	8,050	289,076
Frontier Oil Corp.	8,630	241,122
General Maritime Corp.	69,884	149,552

See financial notes 3

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Halliburton Co.	50,265	2,537,377
Helix Energy Solutions Group, Inc. *	19,300	365,349
Helmerich & Payne, Inc.	5,895	391,074
Hess Corp.	37,850	3,253,586
Holly Corp.	3,400	196,860
Key Energy Services, Inc. *	11,800	214,760
Linn Energy L.L.C.	6,700	270,546
Marathon Oil Corp.	110,790	5,987,092
Massey Energy Co.	3,840	262,042
McDermott International, Inc. *	19,810	457,413
Murphy Oil Corp.	21,275	1,648,387
Nabors Industries Ltd. *	34,100	1,044,824
National Oilwell Varco, Inc.	19,723	1,512,557
Newfield Exploration Co. *	6,900	488,520
Noble Corp.	20,620	886,866
Noble Energy, Inc.	8,635	831,291
Occidental Petroleum Corp.	49,170	5,619,639
Oceaneering International, Inc. *	2,800	244,776
Oil States International, Inc. *	4,800	398,448
Overseas Shipholding Group, Inc. (c)	7,820	217,865
Patterson-UTI Energy, Inc.	13,600	423,096
Peabody Energy Corp.	12,745	851,621
Petrohawk Energy Corp. *	15,300	413,253
Pioneer Natural Resources Co.	4,050	414,032
Plains Exploration & Production Co. *	11,100	422,244
Pride International, Inc. *	15,165	665,895
QEP Resources, Inc.	12,950	553,354
Range Resources Corp.	4,400	248,380
Rowan Cos., Inc. *	8,600	358,620
Schlumberger Ltd.	56,300	5,052,925
SEACOR Holdings, Inc.	3,000	296,490
Ship Finance International Ltd.	12,318	246,237
SM Energy Co.	2,300	174,478
Southern Union Co.	13,380	400,062
Southwestern Energy Co. *	9,940	435,968
Spectra Energy Corp.	65,260	1,895,150
Sunoco, Inc.	45,880	1,957,241
Superior Energy Services, Inc. *	4,600	176,732
Targa Resources Corp.	8,400	294,168
Teekay Corp.	8,440	286,876
Tesoro Corp. *	45,860	1,243,723
The Williams Cos., Inc.	53,175	1,763,815
Tidewater, Inc.	4,820	286,838
Ultra Petroleum Corp. *	3,700	187,923
Unit Corp. *	4,710	296,824
USEC, Inc. *	43,800	200,604
Valero Energy Corp.	185,625	5,253,188
Weatherford International Ltd. *	64,190	1,385,220
Western Refining, Inc. *	13,950	236,592
Whiting Petroleum Corp. *	4,400	305,800
World Fuel Services Corp.	11,000	435,380

		159,673,716

Food & Staples Retailing 3.6%
BJ’s Wholesale Club, Inc. *	11,070	568,112
Casey’s General Stores, Inc.	5,612	219,036
Costco Wholesale Corp.	51,715	4,184,778
CVS Caremark Corp.	169,435	6,140,325
Nash Finch Co.	4,830	179,773
Rite Aid Corp. *	464,100	515,151
Ruddick Corp.	4,935	204,901
Safeway, Inc.	108,840	2,645,900
SUPERVALU, Inc.	230,320	2,593,403
Sysco Corp.	90,340	2,611,729
The Kroger Co.	154,320	3,751,519
The Pantry, Inc. *	17,920	277,402
United Natural Foods, Inc. *	6,400	273,216
Wal-Mart Stores, Inc.	378,625	20,816,803
Walgreen Co.	94,770	4,048,575
Whole Foods Market, Inc.	11,100	696,636
Winn-Dixie Stores, Inc. *	55,800	395,622

		50,122,881

Food, Beverage & Tobacco 5.0%
Altria Group, Inc.	353,980	9,500,823
Archer-Daniels-Midland Co.	98,705	3,654,059
Brown-Forman Corp., Class B	6,300	452,718
Bunge Ltd.	28,075	2,117,978
Campbell Soup Co.	24,930	837,399
Central European Distribution Corp. *	18,700	221,034
Chiquita Brands International, Inc. *	9,900	157,608
Coca-Cola Enterprises, Inc.	52,295	1,485,701
ConAgra Foods, Inc.	60,305	1,474,457
Constellation Brands, Inc., Class A *	25,705	575,535
Corn Products International, Inc.	7,300	402,230
Dean Foods Co. *	136,590	1,528,442
Dole Food Co., Inc. (c)*	14,800	204,388
Dr Pepper Snapple Group, Inc.	23,000	901,600
Flowers Foods, Inc.	7,100	216,976
Fresh Del Monte Produce, Inc.	7,940	215,253
General Mills, Inc.	54,010	2,083,706
H.J. Heinz Co.	27,375	1,402,421
Hormel Foods Corp.	18,720	550,555
Kellogg Co.	21,980	1,258,795
Kraft Foods, Inc., Class A	187,392	6,292,623
Lorillard, Inc.	19,918	2,121,267
McCormick & Co., Inc. - Non Voting Shares	8,140	399,837
Mead Johnson Nutrition Co.	7,100	474,848
Molson Coors Brewing Co., Class B	18,480	900,900
PepsiCo, Inc.	108,608	7,482,005
Philip Morris International, Inc.	89,320	6,202,381
Ralcorp Holdings, Inc. *	6,200	482,360
Reynolds American, Inc.	48,250	1,790,557
Sara Lee Corp.	70,550	1,354,560
Smithfield Foods, Inc. *	37,306	878,929
The Coca-Cola Co.	127,665	8,612,281
The Hershey Co.	10,050	579,986
The JM Smucker Co.	10,725	805,126
Tyson Foods, Inc., Class A	64,480	1,283,152
Universal Corp.	5,120	222,106

		69,124,596

4 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 4.6%
Aetna, Inc.	52,060	2,154,243
Alere, Inc. *	7,100	263,694
AMERIGROUP Corp. *	4,600	314,180
AmerisourceBergen Corp.	73,340	2,980,538
Baxter International, Inc.	37,460	2,131,474
Beckman Coulter, Inc.	3,820	316,487
Becton, Dickinson & Co.	15,555	1,336,797
Boston Scientific Corp. *	246,965	1,849,768
Brookdale Senior Living, Inc. *	10,100	275,124
C.R. Bard, Inc.	3,700	394,975
Cardinal Health, Inc.	95,620	4,177,638
CareFusion Corp. *	27,310	802,095
Centene Corp. *	5,900	213,757
Cerner Corp. *	3,205	385,177
CIGNA Corp.	29,309	1,372,540
Community Health Systems, Inc. *	19,650	603,845
Coventry Health Care, Inc. *	32,950	1,063,296
Covidien plc	30,470	1,696,874
DaVita, Inc. *	8,480	747,003
DENTSPLY International, Inc.	9,135	342,928
Edwards Lifesciences Corp. *	2,200	189,970
Express Scripts, Inc. *	25,740	1,460,488
Health Management Associates, Inc., Class A *	31,095	350,752
Health Net, Inc. *	28,570	951,381
Henry Schein, Inc. *	8,030	586,752
Hill-Rom Holdings, Inc.	6,000	270,060
Hologic, Inc. *	20,300	447,006
Humana, Inc. *	28,240	2,149,629
Intuitive Surgical, Inc. *	800	279,760
Kindred Healthcare, Inc. *	8,900	224,458
Kinetic Concepts, Inc. *	6,700	395,501
Laboratory Corp. of America Holdings *	6,830	658,890
LifePoint Hospitals, Inc. *	8,530	354,933
Lincare Holdings, Inc.	7,402	232,571
Magellan Health Services, Inc. *	3,900	202,878
McKesson Corp.	53,000	4,399,530
Medco Health Solutions, Inc. *	51,210	3,038,289
MEDNAX, Inc. *	3,200	226,944
Medtronic, Inc.	78,265	3,267,564
Omnicare, Inc.	18,010	565,874
Owens & Minor, Inc.	9,802	337,679
Patterson Cos., Inc.	7,875	273,341
Quest Diagnostics, Inc.	15,555	876,991
St. Jude Medical, Inc.	17,660	943,750
STERIS Corp.	4,900	176,596
Stryker Corp.	13,645	805,055
Teleflex, Inc.	4,520	284,805
Tenet Healthcare Corp. *	78,575	544,525
The Cooper Cos., Inc.	2,500	187,250
UnitedHealth Group, Inc.	138,675	6,826,970
Universal American Corp.	9,100	210,210
Universal Health Services, Inc., Class B	7,850	430,023
Varian Medical Systems, Inc. *	5,220	366,444
VCA Antech, Inc. *	6,600	162,360
WellPoint, Inc.	88,070	6,762,895
Zimmer Holdings, Inc. *	16,640	1,085,760

		63,950,317

Household & Personal Products 1.8%
Alberto-Culver Co.	18,370	685,936
Avon Products, Inc.	40,125	1,178,873
Church & Dwight Co., Inc.	3,700	305,176
Colgate-Palmolive Co.	29,830	2,516,160
Energizer Holdings, Inc. *	7,920	598,198
Herbalife Ltd.	2,300	206,494
Kimberly-Clark Corp.	42,520	2,808,871
The Clorox Co.	10,110	704,263
The Estee Lauder Cos., Inc., Class A	4,060	393,820
The Procter & Gamble Co.	241,895	15,698,985

		25,096,776

Insurance 5.4%
ACE Ltd.	38,800	2,609,300
Aflac, Inc.	32,240	1,811,566
Alleghany Corp. *	518	170,475
Allied World Assurance Co. Holdings Ltd.	8,240	535,353
Alterra Capital Holdings Ltd.	7,200	158,256
American Financial Group, Inc.	7,740	276,860
American International Group, Inc. (c)*	19,880	619,262
Aon Corp.	19,836	1,034,844
Arch Capital Group Ltd. *	6,325	657,800
Arthur J. Gallagher & Co.	10,740	319,837
Aspen Insurance Holdings Ltd.	11,325	323,555
Assurant, Inc.	21,355	847,793
Assured Guaranty Ltd.	14,600	248,200
Axis Capital Holdings Ltd.	17,850	631,176
Berkshire Hathaway, Inc., Class A *	62	7,734,500
Berkshire Hathaway, Inc., Class B *	89,211	7,431,276
Brown & Brown, Inc.	10,100	261,085
Cincinnati Financial Corp.	25,080	794,534
CNO Financial Group, Inc. *	88,000	709,280
Delphi Financial Group, Inc., Class A	7,300	233,235
Endurance Specialty Holdings Ltd.	6,830	302,842
Erie Indemnity Co., Class A	2,225	161,157
Everest Re Group Ltd.	7,925	722,126
Fidelity National Financial, Inc., Class A	92,325	1,425,498
Genworth Financial, Inc., Class A *	113,500	1,383,565
Hanover Insurance Group, Inc.	5,930	250,365
HCC Insurance Holdings, Inc.	13,835	450,191
Lincoln National Corp.	46,180	1,442,201
Loews Corp.	53,482	2,367,113
Markel Corp. *	913	380,977
Marsh & McLennan Cos., Inc.	46,150	1,397,422
MBIA, Inc. *	18,910	195,151
Mercury General Corp.	4,430	176,048
MetLife, Inc.	76,905	3,598,385

See financial notes 5

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Montpelier Re Holdings Ltd.	17,180	310,786
Old Republic International Corp.	43,060	545,570
PartnerRe Ltd.	10,730	862,263
Platinum Underwriters Holdings Ltd.	5,200	196,612
Primerica, Inc.	10,000	231,200
Principal Financial Group, Inc.	35,485	1,197,619
ProAssurance Corp. *	3,100	205,840
Protective Life Corp.	16,665	448,455
Prudential Financial, Inc.	58,340	3,699,923
Reinsurance Group of America, Inc.	8,300	525,390
RenaissanceRe Holdings Ltd.	6,825	479,661
RLI Corp.	2,700	159,948
Selective Insurance Group, Inc.	10,800	190,512
StanCorp Financial Group, Inc.	6,525	281,228
The Allstate Corp.	119,455	4,042,357
The Chubb Corp.	42,675	2,781,983
The Hartford Financial Services Group, Inc.	109,810	3,181,196
The Phoenix Cos., Inc. *	66,680	179,369
The Progressive Corp.	75,645	1,659,651
The Travelers Cos., Inc.	86,595	5,479,732
Torchmark Corp.	8,440	564,805
Transatlantic Holdings, Inc.	8,725	430,055
Unitrin, Inc.	13,850	418,824
Unum Group	45,125	1,194,910
Validus Holdings Ltd.	10,900	354,686
W. R. Berkley Corp.	19,760	644,374
White Mountains Insurance Group Ltd.	1,229	439,380
Willis Group Holdings plc	13,345	551,415
XL Group plc	51,485	1,257,264

		74,176,236

Materials 3.9%
Air Products & Chemicals, Inc.	15,875	1,516,380
Airgas, Inc.	4,300	298,635
AK Steel Holding Corp.	20,845	338,731
Albemarle Corp.	3,700	261,035
Alcoa, Inc.	168,505	2,864,585
Allegheny Technologies, Inc.	7,711	555,192
AptarGroup, Inc.	4,400	230,780
Ashland, Inc.	14,235	883,709
Ball Corp.	17,380	648,448
Bemis Co., Inc.	13,955	437,350
Cabot Corp.	7,830	351,175
Carpenter Technology Corp.	3,800	194,788
Celanese Corp., Series A	11,600	579,072
CF Industries Holdings, Inc.	1,971	278,995
Cliffs Natural Resources, Inc.	4,000	374,880
Commercial Metals Co.	29,645	496,850
Crown Holdings, Inc. *	14,120	528,088
Cytec Industries, Inc.	6,120	359,122
Domtar Corp.	7,391	687,511
E.I. du Pont de Nemours & Co.	75,345	4,278,843
Eastman Chemical Co.	7,260	778,635
Ecolab, Inc.	13,660	720,702
FMC Corp.	3,440	303,683
Freeport-McMoRan Copper & Gold, Inc.	47,770	2,628,783
Greif, Inc., Class A	3,112	193,255
Huntsman Corp.	28,615	596,623
International Flavors & Fragrances, Inc.	5,435	345,231
International Paper Co.	81,695	2,522,742
Louisiana-Pacific Corp. *	21,185	197,020
LyondellBasell Industries N.V. *	36,500	1,624,250
Martin Marietta Materials, Inc.	3,110	283,601
MeadWestvaco Corp.	23,640	796,432
Monsanto Co.	27,695	1,884,368
Nalco Holding Co.	11,170	326,276
Newmont Mining Corp.	29,310	1,717,859
Nucor Corp.	44,480	2,088,781
Olin Corp.	14,055	361,776
Owens-Illinois, Inc. *	27,945	829,128
Packaging Corp. of America	7,945	226,671
PPG Industries, Inc.	15,300	1,448,451
Praxair, Inc.	17,285	1,839,470
Reliance Steel & Aluminum Co.	8,620	487,978
Rock-Tenn Co., Class A (c)	3,300	227,931
Rockwood Holdings, Inc. *	5,100	289,374
RPM International, Inc.	14,765	346,977
Sealed Air Corp.	19,375	499,294
Sensient Technologies Corp.	4,600	174,294
Sigma-Aldrich Corp.	6,330	446,771
Silgan Holdings, Inc.	4,540	208,204
Smurfit-Stone Container Corp. *	7,100	273,208
Solutia, Inc. *	8,900	234,515
Sonoco Products Co.	11,455	395,885
Southern Copper Corp.	19,165	717,921
Steel Dynamics, Inc.	25,750	468,392
Temple-Inland, Inc.	29,045	683,429
The Dow Chemical Co.	148,100	6,070,619
The Lubrizol Corp.	4,535	610,048
The Mosaic Co.	6,010	449,909
The Scotts Miracle-Gro Co., Class A	5,820	328,655
The Sherwin-Williams Co.	8,445	694,939
The Valspar Corp.	8,350	328,238
United States Steel Corp.	20,495	977,816
Vulcan Materials Co.	15,223	688,080
W.R. Grace & Co. *	6,100	276,696
Worthington Industries, Inc.	11,065	238,672

		53,995,751

Media 2.9%
Cablevision Systems Corp., Class A	17,665	622,338
CBS Corp., Class B - Non Voting Shares	87,190	2,198,932
Cinemark Holdings, Inc.	7,800	158,574
Comcast Corp., Class A	172,540	4,527,449
Comcast Corp., Special Class A	58,720	1,441,576
Dex One Corp. *	42,000	176,400
DIRECTV, Class A *	43,840	2,130,186
Discovery Communications, Inc., Class A *	5,667	250,821
Discovery Communications, Inc., Class C *	5,707	225,198
DISH Network Corp., Class A *	25,270	632,761
Gannett Co., Inc.	65,930	992,906

6 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lamar Advertising Co., Class A *	7,820	254,306
Liberty Global, Inc., Series A *	17,510	814,215
Liberty Global, Inc., Series C *	16,670	739,981
Liberty Media-Starz, Series A *	3,500	268,975
Live Nation Entertainment, Inc. *	21,314	236,372
News Corp., Class A	149,320	2,660,882
News Corp., Class B	52,190	986,391
Omnicom Group, Inc.	23,904	1,175,838
Regal Entertainment Group, Class A	25,985	358,073
SuperMedia, Inc. (c)*	24,800	127,472
The Interpublic Group of Cos., Inc.	39,105	459,484
The McGraw-Hill Cos., Inc.	27,880	1,128,304
The New York Times Co., Class A *	35,900	291,867
The Walt Disney Co.	128,650	5,544,815
Time Warner Cable, Inc.	34,109	2,664,936
Time Warner, Inc.	169,888	6,431,960
Viacom Inc., Class B	41,400	2,118,024
Virgin Media, Inc.	31,210	944,415

		40,563,451

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Abbott Laboratories	129,945	6,762,338
Agilent Technologies, Inc. *	14,805	738,918
Allergan, Inc.	8,430	670,691
Amgen, Inc. *	78,055	4,437,427
Biogen Idec, Inc. *	14,250	1,387,237
Bristol-Myers Squibb Co.	207,450	5,829,345
Celgene Corp. *	8,800	518,144
Cephalon, Inc. *	6,135	471,168
Charles River Laboratories International, Inc. *	5,820	245,546
Covance, Inc. *	4,420	276,692
Eli Lilly & Co.	140,155	5,187,137
Endo Pharmaceuticals Holdings, Inc. *	6,900	270,204
Forest Laboratories, Inc. *	24,155	800,980
Gilead Sciences, Inc. *	35,760	1,388,918
Hospira, Inc. *	8,850	502,060
Johnson & Johnson	231,595	15,220,423
Life Technologies Corp. *	10,319	569,609
Merck & Co., Inc.	307,557	11,056,674
Mettler-Toledo International, Inc. *	1,500	281,100
Mylan, Inc. *	18,075	450,429
PerkinElmer, Inc.	11,000	310,970
Perrigo Co.	2,400	216,864
Pfizer, Inc.	1,032,699	21,645,371
Pharmaceutical Product Development, Inc.	8,100	249,885
Thermo Fisher Scientific, Inc. *	33,345	2,000,367
Waters Corp. *	2,700	264,600
Watson Pharmaceuticals, Inc. *	5,865	363,747

		82,116,844

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	2,664	218,848
AMB Property Corp.	11,240	409,136
Annaly Capital Management, Inc.	78,985	1,409,092
Apartment Investment & Management Co., Class A	20,454	551,440
AvalonBay Communities, Inc.	5,099	645,584
BioMed Realty Trust, Inc.	10,700	212,288
Boston Properties, Inc.	10,790	1,127,879
Brandywine Realty Trust	29,925	380,048
BRE Properties, Inc.	5,920	300,262
Camden Property Trust	5,220	327,555
CB Richard Ellis Group, Inc., Class A *	14,230	380,083
CBL & Associates Properties, Inc.	16,436	305,217
Chimera Investment Corp.	44,300	179,415
Colonial Properties Trust	11,225	237,521
CommonWealth REIT	14,262	390,636
Corporate Office Properties Trust	4,400	154,924
DCT Industrial Trust, Inc.	29,000	168,490
Developers Diversified Realty Corp.	40,152	591,840
Digital Realty Trust, Inc. (c)	2,800	168,952
Douglas Emmett, Inc.	8,400	174,804
Duke Realty Corp.	33,275	507,444
Entertainment Properties Trust	3,500	166,635
Equity Residential	20,745	1,238,891
Essex Property Trust, Inc.	1,900	257,412
Federal Realty Investment Trust	4,370	382,637
General Growth Properties, Inc.	21,000	350,700
Hatteras Financial Corp.	5,500	156,255
HCP, Inc.	20,565	814,785
Health Care REIT, Inc.	7,330	394,134
Highwoods Properties, Inc.	7,435	274,352
Home Properties, Inc.	3,000	190,200
Hospitality Properties Trust	26,055	629,228
Host Hotels & Resorts, Inc.	58,778	1,045,661
iStar Financial, Inc. *	41,870	402,789
Jones Lang LaSalle, Inc.	2,500	255,950
Kilroy Realty Corp.	4,600	192,924
Kimco Realty Corp.	32,360	632,314
Lexington Realty Trust	16,900	168,662
Liberty Property Trust	14,350	504,690
Mack-Cali Realty Corp.	10,450	369,094
MFA Financial, Inc.	25,600	204,288
National Retail Properties, Inc.	7,800	205,452
Nationwide Health Properties, Inc.	5,535	242,433
Pennsylvania Real Estate Investment Trust	12,100	191,059
Piedmont Office Realty Trust, Inc., Class A	8,100	161,190
Plum Creek Timber Co., Inc.	15,495	667,680
Potlatch Corp.	7,300	282,437
ProLogis	71,160	1,159,196
Public Storage	6,230	730,841
Rayonier, Inc.	5,835	387,211
Realty Income Corp.	5,340	189,837
Redwood Trust, Inc.	20,225	320,162
Regency Centers Corp.	6,420	302,125
Senior Housing Properties Trust	10,640	252,381
Simon Property Group, Inc.	12,976	1,486,271
SL Green Realty Corp.	6,307	520,517
Sunstone Hotel Investors, Inc. *	14,400	150,624

See financial notes 7

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Macerich Co.	7,902	417,384
UDR, Inc.	13,187	341,411
Ventas, Inc.	8,025	448,838
Vornado Realty Trust	12,628	1,220,875
Washington Real Estate Investment Trust	4,900	158,760
Weingarten Realty Investors	16,835	444,612
Weyerhaeuser Co.	62,457	1,437,136

		29,191,491

Retailing 3.8%
Aaron’s, Inc.	8,250	237,518
Abercrombie & Fitch Co., Class A	7,810	552,948
Advance Auto Parts, Inc.	6,245	408,798
Aeropostale, Inc. *	6,300	160,839
Amazon.com, Inc. *	7,350	1,444,275
American Eagle Outfitters, Inc.	23,135	359,981
Ann, Inc. *	7,530	235,011
Asbury Automotive Group, Inc. *	10,445	180,699
Ascena Retail Group, Inc. *	5,800	181,482
AutoNation, Inc. (c)*	25,015	848,259
AutoZone, Inc. *	2,123	599,493
Barnes & Noble, Inc. (c)	17,040	187,270
Bed Bath & Beyond, Inc. *	18,365	1,030,644
Best Buy Co., Inc.	79,100	2,469,502
Big Lots, Inc. *	8,065	331,552
Cabela’s, Inc. *	5,700	145,578
CarMax, Inc. *	14,340	497,598
Charming Shoppes, Inc. *	53,690	243,216
Chico’s FAS, Inc.	13,900	203,357
Collective Brands, Inc. *	10,340	217,140
Core-Mark Holding Co., Inc. *	5,100	170,901
Dick’s Sporting Goods, Inc. *	4,700	192,371
Dillard’s, Inc., Class A	7,675	368,553
Dollar Tree, Inc. *	9,217	529,977
Expedia, Inc.	21,330	533,890
Family Dollar Stores, Inc.	9,675	524,482
Foot Locker, Inc.	21,395	460,420
GameStop Corp., Class A *	34,190	877,999
Genuine Parts Co.	19,300	1,036,410
Group 1 Automotive, Inc.	7,335	315,698
HSN, Inc. *	5,900	195,762
J.C. Penney Co., Inc.	41,900	1,611,055
Kohl’s Corp.	33,195	1,749,708
Liberty Media Corp. - Interactive, Class A *	73,020	1,276,390
Limited Brands, Inc.	32,120	1,322,059
LKQ Corp. *	7,100	179,062
Lowe’s Cos., Inc.	160,455	4,211,944
Macy’s, Inc.	82,220	1,965,880
Netflix, Inc. *	900	209,403
Nordstrom, Inc.	16,155	768,170
O’Reilly Automotive, Inc. *	7,830	462,440
Office Depot, Inc. *	176,950	762,654
OfficeMax, Inc. *	27,655	275,444
Penske Automotive Group, Inc. *	14,995	337,088
PetSmart, Inc.	8,640	364,349
Priceline.com, Inc. *	461	252,172
RadioShack Corp.	21,180	334,856
Rent-A-Center, Inc.	12,470	379,711
Ross Stores, Inc.	6,945	511,777
Saks, Inc. *	34,935	417,823
Sears Holdings Corp. (c)*	20,421	1,755,593
Signet Jewelers Ltd. *	10,600	463,750
Sonic Automotive, Inc., Class A	22,160	312,456
Staples, Inc.	76,450	1,616,153
Target Corp.	91,795	4,507,134
The Gap, Inc.	51,475	1,196,279
The Home Depot, Inc.	192,096	7,134,445
The Men’s Wearhouse, Inc.	6,300	175,707
The TJX Cos., Inc.	26,430	1,417,177
Tiffany & Co.	7,435	516,286
Tractor Supply Co.	3,600	222,732
Urban Outfitters, Inc. *	4,900	154,154
Williams-Sonoma, Inc.	7,945	344,892

		52,950,366

Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc. *	60,230	548,093
Altera Corp.	7,150	348,205
Amkor Technology, Inc. *	30,580	204,886
Analog Devices, Inc.	16,865	679,828
Applied Materials, Inc.	85,325	1,338,749
Atmel Corp. *	10,700	163,710
Avago Technologies Ltd.	5,300	177,338
Broadcom Corp., Class A *	10,945	385,045
Cree, Inc. *	3,700	150,738
First Solar, Inc. (c)*	1,600	223,312
Intel Corp.	484,410	11,233,468
Intersil Corp., Class A	12,100	178,717
KLA-Tencor Corp.	7,680	337,152
Lam Research Corp. *	6,400	309,184
Linear Technology Corp.	13,455	468,234
LSI Corp. *	41,040	300,823
Marvell Technology Group Ltd. *	26,330	406,272
Maxim Integrated Products, Inc.	21,100	576,874
MEMC Electronic Materials, Inc. *	25,400	300,482
Microchip Technology, Inc.	12,680	520,387
Micron Technology, Inc. *	116,775	1,318,390
National Semiconductor Corp.	22,850	551,142
Novellus Systems, Inc. *	4,900	157,290
NVIDIA Corp. *	19,037	380,740
ON Semiconductor Corp. *	22,200	233,322
Skyworks Solutions, Inc. *	7,200	226,512
Teradyne, Inc. *	9,300	149,730
Texas Instruments, Inc.	69,970	2,486,034
Xilinx, Inc.	12,660	441,328

		24,795,985

Software & Services 4.6%
Accenture plc, Class A	35,595	2,033,542
Activision Blizzard, Inc.	40,000	455,600
Adobe Systems, Inc. *	25,040	840,092
Akamai Technologies, Inc. *	6,100	210,084
Alliance Data Systems Corp. *	3,580	340,100
Amdocs Ltd. *	15,700	482,775
AOL, Inc. *	41,780	851,476
Autodesk, Inc. *	4,600	206,908
Automatic Data Processing, Inc.	33,180	1,803,333

8 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
BMC Software, Inc. *	5,540	278,274
Broadridge Financial Solutions, Inc.	8,987	208,858
CA, Inc.	21,405	526,349
CACI International, Inc., Class A *	3,800	232,218
Check Point Software Technologies Ltd. *	7,000	384,510
Citrix Systems, Inc. *	4,970	419,170
Cognizant Technology Solutions Corp., Class A *	6,100	505,690
Computer Sciences Corp.	36,445	1,857,966
Compuware Corp. *	14,200	160,886
Convergys Corp. *	19,465	282,243
DST Systems, Inc.	6,700	330,377
eBay, Inc. *	63,275	2,176,660
Electronic Arts, Inc. *	21,450	432,861
Fidelity National Information Services, Inc.	28,723	950,731
Fiserv, Inc. *	11,550	708,130
Google, Inc., Class A *	7,669	4,172,703
IAC/InterActiveCorp *	15,562	561,944
International Business Machines Corp.	72,695	12,400,313
Intuit, Inc. *	12,455	692,000
Lender Processing Services, Inc.	6,300	185,409
MasterCard, Inc., Class A	2,668	736,075
Microsoft Corp.	538,715	14,017,364
Monster Worldwide, Inc. *	10,600	173,946
Nuance Communications, Inc. *	10,600	219,420
Oracle Corp.	138,260	4,984,273
Paychex, Inc.	22,660	741,209
SAIC, Inc. *	50,000	870,000
Symantec Corp. *	54,045	1,061,984
Synopsys, Inc. *	9,900	271,161
Teradata Corp. *	4,600	257,232
Total System Services, Inc.	24,770	466,914
Unisys Corp. *	8,600	255,248
VeriSign, Inc.	9,360	345,946
Visa, Inc., Class A	21,900	1,710,828
Western Union Co.	21,310	452,838
Yahoo!, Inc. *	92,805	1,647,289

		62,902,929

Technology Hardware & Equipment 4.2%
Amphenol Corp., Class A	6,000	335,460
Anixter International, Inc.	4,320	324,605
Apple, Inc. *	21,830	7,601,861
Arrow Electronics, Inc. *	26,995	1,230,702
Avnet, Inc. *	34,280	1,245,050
Benchmark Electronics, Inc. *	11,040	186,576
Brightpoint, Inc. *	13,800	139,656
Brocade Communications Systems, Inc. *	42,000	262,500
Cisco Systems, Inc.	400,865	7,039,190
Corning, Inc.	82,060	1,718,336
Dell, Inc. *	252,410	3,914,879
Diebold, Inc.	9,030	305,214
EMC Corp. *	88,510	2,508,373
Flextronics International Ltd. *	177,500	1,237,175
FLIR Systems, Inc.	6,400	225,408
Harris Corp.	13,325	707,957
Hewlett-Packard Co.	223,775	9,033,797
Ingram Micro, Inc., Class A *	64,555	1,209,115
Insight Enterprises, Inc. *	12,600	216,216
Itron, Inc. *	3,300	179,619
Jabil Circuit, Inc.	31,295	620,893
Juniper Networks, Inc. *	18,570	711,788
Lexmark International, Inc., Class A *	10,945	352,976
Molex, Inc.	7,630	206,010
Molex, Inc., Class A	6,730	151,560
Motorola Mobility Holdings, Inc. *	22,615	589,347
Motorola Solutions, Inc. *	61,845	2,837,449
NCR Corp. *	20,545	406,997
NetApp, Inc. *	7,730	401,805
QUALCOMM, Inc.	57,285	3,256,079
SanDisk Corp. *	15,865	779,606
Sanmina-SCI Corp. *	26,282	308,025
Seagate Technology plc *	81,135	1,429,599
TE Connectivity Ltd.	39,715	1,423,783
Tech Data Corp. *	23,940	1,271,932
Tellabs, Inc.	36,060	177,415
Trimble Navigation Ltd. *	4,300	201,412
Vishay Intertechnology, Inc. *	17,140	327,031
Western Digital Corp. *	30,500	1,213,900
Xerox Corp.	163,526	1,649,977

		57,939,273

Telecommunication Services 4.7%
American Tower Corp., Class A *	9,465	495,114
AT&T, Inc.	1,016,885	31,645,461
CenturyLink, Inc.	67,455	2,750,815
Cincinnati Bell, Inc. *	65,800	196,742
Crown Castle International Corp. *	10,580	453,459
Frontier Communications Corp.	92,098	761,651
Leap Wireless International, Inc. *	15,100	224,084
Level 3 Communications, Inc. *	255,700	398,892
MetroPCS Communications, Inc. *	20,300	341,649
Millicom International Cellular S.A.	5,400	585,036
NII Holdings, Inc. *	12,970	539,293
Sprint Nextel Corp. *	960,700	4,976,426
Telephone & Data Systems, Inc.	19,400	651,064
tw telecom, Inc. *	9,900	213,246
United States Cellular Corp. *	5,135	252,847
Verizon Communications, Inc.	499,530	18,872,243
Windstream Corp.	72,100	923,601

		64,281,623

Transportation 2.1%
Alaska Air Group, Inc. *	5,825	383,693
Alexander & Baldwin, Inc.	4,820	254,014
AMERCO *	2,120	215,646
AMR Corp. *	191,720	1,125,396
Atlas Air Worldwide Holdings, Inc. *	2,300	158,493
Avis Budget Group, Inc. *	51,790	981,938
C.H. Robinson Worldwide, Inc.	7,280	583,710
Con-way, Inc.	9,530	370,908

See financial notes 9

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CSX Corp.	24,970	1,964,889
Delta Air Lines, Inc. *	133,500	1,385,730
Dollar Thrifty Automotive Group, Inc. *	4,700	323,971
DryShips, Inc. *	38,300	180,776
Expeditors International of Washington, Inc.	8,525	462,652
FedEx Corp.	33,662	3,220,444
Hertz Global Holdings, Inc. *	85,300	1,468,013
J.B. Hunt Transport Services, Inc.	5,845	278,690
JetBlue Airways Corp. *	43,490	246,153
Kansas City Southern *	7,290	423,622
Kirby Corp. *	3,300	187,374
Norfolk Southern Corp.	32,550	2,430,834
Republic Airways Holdings, Inc. *	27,700	149,442
Ryder System, Inc.	12,620	675,170
SkyWest, Inc.	15,400	254,562
Southwest Airlines Co.	84,075	987,881
Union Pacific Corp.	29,756	3,078,853
United Continental Holdings, Inc. *	74,443	1,698,789
United Parcel Service, Inc., Class B	55,980	4,196,821
UTI Worldwide, Inc.	9,800	219,618
Werner Enterprises, Inc.	7,540	197,322
YRC Worldwide, Inc. (c)*	165,500	327,690

		28,433,094

Utilities 5.6%
AGL Resources, Inc.	11,240	466,572
ALLETE, Inc.	4,100	166,009
Alliant Energy Corp.	15,075	596,066
Ameren Corp.	59,790	1,752,445
American Electric Power Co., Inc.	78,145	2,850,730
American Water Works Co., Inc.	17,500	514,150
Aqua America, Inc.	11,600	261,580
Atmos Energy Corp.	16,360	570,800
Avista Corp.	8,300	202,105
Black Hills Corp.	5,725	198,944
Calpine Corp. *	54,450	912,038
CenterPoint Energy, Inc.	67,670	1,258,662
Cleco Corp.	6,700	235,170
CMS Energy Corp.	30,810	610,038
Consolidated Edison, Inc.	45,125	2,351,915
Constellation Energy Group, Inc.	57,880	2,107,990
Dominion Resources, Inc.	72,710	3,375,198
DPL, Inc.	9,920	300,477
DTE Energy Co.	30,565	1,544,449
Duke Energy Corp.	231,045	4,308,989
Dynegy, Inc. *	73,080	463,327
Edison International	58,090	2,281,194
Energen Corp.	4,910	319,199
Entergy Corp.	30,317	2,113,701
Exelon Corp.	102,055	4,301,618
FirstEnergy Corp.	65,934	2,634,723
GenOn Energy, Inc. *	187,902	738,455
Great Plains Energy, Inc.	25,670	528,289
Hawaiian Electric Industries, Inc.	17,770	452,957
IDACORP, Inc.	7,640	299,564
Integrys Energy Group, Inc.	16,335	855,301
ITC Holdings Corp.	2,300	163,139
MDU Resources Group, Inc.	26,980	644,552
National Fuel Gas Co.	5,345	391,789
New Jersey Resources Corp.	6,180	270,560
NextEra Energy, Inc.	57,380	3,245,987
Nicor, Inc.	6,240	345,883
NiSource, Inc.	61,735	1,200,746
Northeast Utilities	23,515	837,134
NorthWestern Corp.	6,700	218,085
NRG Energy, Inc. *	65,660	1,588,972
NSTAR	13,680	633,384
NV Energy, Inc.	36,100	548,359
OGE Energy Corp.	11,065	588,326
ONEOK, Inc.	15,610	1,091,763
Pepco Holdings, Inc.	57,665	1,111,205
PG&E Corp.	53,315	2,456,755
Piedmont Natural Gas Co., Inc.	8,550	271,463
Pinnacle West Capital Corp.	18,885	819,420
PNM Resources, Inc.	24,795	380,107
Portland General Electric Co.	13,245	330,595
PPL Corp.	60,755	1,666,510
Progress Energy, Inc.	47,665	2,261,704
Public Service Enterprise Group, Inc.	72,980	2,347,767
Questar Corp.	36,950	649,212
SCANA Corp.	19,585	813,169
Sempra Energy	31,315	1,725,456
Southern Co.	104,935	4,096,662
Southwest Gas Corp.	7,825	311,200
TECO Energy, Inc.	29,525	568,947
The AES Corp. *	163,840	2,169,242
UGI Corp.	17,320	576,756
Unisource Energy Corp.	5,900	219,067
Vectren Corp.	15,765	450,564
Westar Energy, Inc.	18,370	499,848
WGL Holdings, Inc.	7,545	298,178
Wisconsin Energy Corp.	10,740	335,195
Xcel Energy, Inc.	68,590	1,668,795

		77,369,151

Total Common Stock
(Cost $1,123,275,818)		1,369,270,054

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	4,805,322	4,805,322

Total Other Investment Company
(Cost $4,805,322)		4,805,322

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 06/16/11 (a)	100,000	99,989

10 See financial notes

 Schwab Fundamental US Large Company Index Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
0.09%, 06/16/11 (a)	1,050,000	1,049,891

Total Short-Term Investments
(Cost $1,149,877)		1,149,880

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.5% of net assets

State Street Navigator Security Lending Prime Portfolio	6,562,313	6,562,313

Total Collateral Invested for Securities on Loan
(Cost $6,562,313)		6,562,313

End of Collateral Invested for Securities on Loan.

At 04/30/11 tax basis cost of the fund’s investments was $1,153,241,590 and the unrealized appreciation and depreciation were $238,086,977 and ($16,103,311), respectively, with a net unrealized appreciation of $221,983,666.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	100	6,798,500	438,075

See financial notes 11

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.1%		Common Stock	500,671,632	647,799,839
0.0%		Rights	186,734	43,415
1.1%		Other Investment Company	7,338,573	7,338,573
0.1%		Short-Term Investments	459,951	459,952

100.3%		Total Investments	508,656,890	655,641,779
3.7%		Collateral Invested for Securities on Loan	24,340,541	24,340,541
(4	.0)%	Other Assets and Liabilities, Net		(26,612,647)

100.0%		Net Assets		653,369,673

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	59,500	761,600
Dorman Products, Inc. *	5,700	222,300
Drew Industries, Inc.	12,895	310,383
Federal-Mogul Corp. *	44,400	1,176,600
Fuel Systems Solutions, Inc. *	9,700	288,332
Modine Manufacturing Co. *	49,355	879,013
Motorcar Parts of America, Inc. *	7,700	107,184
Spartan Motors, Inc.	42,200	285,272
Standard Motor Products, Inc.	32,000	456,000
Stoneridge, Inc. *	21,200	324,360
Superior Industries International, Inc.	24,660	623,158
Thor Industries, Inc.	30,700	952,007
Tower International, Inc. *	20,100	333,861
Winnebago Industries, Inc. *	18,465	228,597
Wonder Auto Technology, Inc. (b)*	19,300	114,256

		7,062,923

Banks 7.7%
1st Source Corp.	7,740	164,243
Abington Bancorp, Inc.	11,400	138,168
Ameris Bancorp *	16,034	159,378
Arrow Financial Corp.	6,093	151,411
BancFirst Corp.	4,075	164,100
Banco Latinoamericano de Comercio Exterior, S.A., Class E	35,300	612,808
Bank Mutual Corp.	42,660	174,479
Bank of Marin Bancorp	3,100	116,684
Bank of the Ozarks, Inc.	5,000	222,650
BankAtlantic Bancorp, Inc., Class A (b)*	120,300	109,389
BankFinancial Corp.	9,200	84,088
Banner Corp.	124,860	343,365
Beneficial Mutual Bancorp, Inc. *	12,850	110,895
Berkshire Hills Bancorp, Inc.	11,050	246,415
BOK Financial Corp.	13,600	731,408
Boston Private Financial Holdings, Inc.	70,640	493,774
Brookline Bancorp, Inc.	56,210	518,256
Bryn Mawr Bank Corp.	5,700	114,855
Camden National Corp.	2,600	89,830
Capitol Federal Financial, Inc.	75,486	854,502
Cardinal Financial Corp.	12,700	142,748
Cathay General Bancorp	50,800	866,140
Center Financial Corp. *	20,200	147,258
Centerstate Banks, Inc.	18,200	113,204
Chemical Financial Corp.	18,130	364,957
Citizens & Northern Corp.	8,000	137,360
Citizens Republic Bancorp, Inc. *	818,500	751,383
City Holding Co.	13,090	446,369
CoBiz Financial, Inc.	30,100	204,379
Columbia Banking System, Inc.	18,435	347,684
Community Bank System, Inc.	24,970	624,749
Community Trust Bancorp, Inc.	9,195	260,218
CVB Financial Corp.	86,680	844,263
Danvers Bancorp, Inc.	6,600	148,830
Dime Community Bancshares	25,750	398,095
Doral Financial Corp. *	159,700	239,550
Eagle Bancorp, Inc. *	8,000	111,040
Enterprise Financial Services Corp.	10,400	154,960
ESSA Bancorp, Inc.	7,500	94,125
Financial Institutions, Inc.	8,705	147,985
First Bancorp	9,900	138,204
First BanCorp Puerto Rico (b)*	100,872	503,351
First Busey Corp.	37,115	194,854
First Citizens BancShares, Inc., Class A	2,900	580,029
First Commonwealth Financial Corp.	114,290	708,598
First Community Bancshares, Inc.	14,875	221,042
First Financial Bancorp	33,390	550,267
First Financial Bankshares, Inc. (b)	11,000	609,620
First Financial Corp.	5,400	173,664
First Financial Holdings, Inc.	15,145	166,292
First Interstate BancSystem, Inc.	14,700	201,096
First Merchants Corp.	24,965	231,426
First Midwest Bancorp, Inc.	73,595	964,094
Flagstar Bancorp, Inc. *	187,800	292,968
Flushing Financial Corp.	25,055	368,810
Glacier Bancorp, Inc.	50,880	764,726
Great Southern Bancorp, Inc.	5,900	122,130
Hancock Holding Co.	24,350	795,271
Hanmi Financial Corp. *	72,170	95,264
Heartland Financial USA, Inc.	6,050	95,106
Home Bancshares, Inc.	8,840	211,895
Hudson Valley Holding Corp.	13,300	300,713
IBERIABANK Corp.	14,250	855,142
Independent Bank Corp.	14,095	413,124
International Bancshares Corp.	50,500	889,810
Investors Bancorp, Inc. *	22,965	345,394
Lakeland Bancorp, Inc.	12,878	137,666

12 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lakeland Financial Corp.	10,500	230,055
MainSource Financial Group, Inc.	15,100	145,413
MB Financial, Inc.	39,945	826,462
Metro Bancorp, Inc. *	12,400	155,000
Nara Bancorp, Inc. *	21,113	207,541
National Penn Bancshares, Inc.	107,223	880,301
NBT Bancorp, Inc.	25,755	582,063
Northfield Bancorp, Inc. (b)	8,100	113,967
Northwest Bancshares, Inc.	72,192	908,897
OceanFirst Financial Corp.	12,200	176,900
Ocwen Financial Corp. *	72,845	871,955
Old National Bancorp	79,625	824,119
Oriental Financial Group, Inc.	30,435	394,438
Oritani Financial Corp.	8,600	105,436
Orrstown Financial Services, Inc.	4,100	111,684
Pacific Continental Corp.	12,500	119,375
PacWest Bancorp	23,580	542,104
Park National Corp. (b)	11,010	760,571
Peoples Bancorp, Inc.	9,575	130,507
Pinnacle Financial Partners, Inc. *	26,100	419,427
PrivateBancorp, Inc.	40,515	637,706
Prosperity Bancshares, Inc.	18,800	861,980
Provident Financial Services, Inc.	48,690	706,979
Provident New York Bancorp	19,685	184,645
Radian Group, Inc.	141,800	840,874
Renasant Corp.	20,000	335,600
Republic Bancorp, Inc., Class A	11,100	241,758
S&T Bancorp, Inc.	26,490	540,661
S.Y. Bancorp, Inc.	7,515	187,650
Sandy Spring Bancorp, Inc.	16,795	300,127
SCBT Financial Corp.	8,100	261,144
Seacoast Banking Corp. of Florida *	99,790	178,624
Signature Bank *	15,080	877,807
Simmons First National Corp., Class A	11,300	298,207
Southside Bancshares, Inc.	11,807	256,808
Southwest Bancorp, Inc. *	17,100	242,478
State Bancorp, Inc.	9,500	125,400
StellarOne Corp.	12,542	175,588
Sterling Bancorp	25,795	266,978
Sterling Bancshares, Inc.	53,925	479,393
Sterling Financial Corp. (b)*	12,525	220,941
Suffolk Bancorp	7,415	121,680
Territorial Bancorp, Inc.	5,600	112,392
Texas Capital Bancshares, Inc. *	19,620	506,196
TFS Financial Corp.	37,480	407,782
The Bancorp, Inc. *	19,400	189,926
The First of Long Island Corp.	3,900	105,495
The PMI Group, Inc. *	192,300	415,368
Tompkins Financial Corp.	4,031	164,223
Tower Bancorp, Inc.	5,300	115,063
TowneBank (b)	16,900	250,458
TriCo Bancshares	10,700	174,517
TrustCo Bank Corp. NY	76,510	459,060
UMB Financial Corp.	17,301	728,545
Union First Market Bankshares Corp.	12,700	161,671
United Bankshares, Inc.	35,295	923,317
United Community Banks, Inc. *	304,899	731,758
United Financial Bancorp, Inc.	6,600	107,844
Univest Corp. of Pennsylvania	9,600	161,472
ViewPoint Financial Group	10,100	124,735
Virginia Commerce Bancorp, Inc. *	29,000	174,290
Washington Banking Co.	7,400	103,526
Washington Trust Bancorp, Inc.	7,385	173,031
WesBanco, Inc.	15,690	318,507
West Coast Bancorp *	60,327	215,971
Westamerica Bancorp	15,370	780,642
Western Alliance Bancorp *	53,065	438,848
Westfield Financial, Inc.	20,727	188,201
Wilmington Trust Corp.	236,400	1,066,164
Wilshire Bancorp, Inc. *	23,000	92,000
Wintrust Financial Corp.	25,440	857,074
WSFS Financial Corp.	6,035	271,394

		50,445,264

Capital Goods 10.4%
A-Power Energy Generation Systems Ltd. (b)*	28,300	114,615
A.O. Smith Corp.	26,800	1,178,396
A123 Systems, Inc. (b)*	27,800	167,912
AAON, Inc.	6,080	199,728
AAR CORP. *	35,080	913,483
Aceto Corp.	22,900	183,429
Actuant Corp., Class A	30,200	838,352
Aerovironment, Inc. *	5,900	169,035
Aircastle Ltd.	83,200	1,036,672
Alamo Group, Inc.	6,300	180,243
Albany International Corp., Class A	24,200	612,502
Altra Holdings, Inc. *	15,600	396,084
American Railcar Industries, Inc. *	10,550	298,882
American Science & Engineering, Inc.	2,300	202,630
American Superconductor Corp. (b)*	6,500	77,025
American Woodmark Corp.	4,895	99,417
Ameron International Corp.	7,540	530,364
Ampco-Pittsburgh Corp.	7,160	192,389
Apogee Enterprises, Inc.	34,595	494,017
Applied Industrial Technologies, Inc.	32,620	1,150,181
Armstrong World Industries, Inc.	22,900	1,024,775
Astec Industries, Inc. *	18,250	707,735
AZZ, Inc.	5,400	236,412
Badger Meter, Inc.	5,200	197,132
Barnes Group, Inc.	33,965	840,294
Beacon Roofing Supply, Inc. *	43,780	977,170
Belden, Inc.	23,740	902,832
Blount International, Inc. *	25,705	426,703
Builders FirstSource, Inc. *	44,155	117,011
CAI International, Inc. *	5,000	125,800
Cascade Corp.	6,755	309,379
Ceradyne, Inc. *	20,230	947,978
Chart Industries, Inc. *	12,810	622,694
China BAK Battery, Inc. (b)*	61,500	96,555
China Yuchai International Ltd. *	25,200	834,624
CIRCOR International, Inc.	7,290	331,185
CLARCOR, Inc.	20,525	927,525
Coleman Cable, Inc. *	15,200	152,304
Colfax Corp. *	14,400	314,640
Columbus McKinnon Corp. *	21,860	437,200
Comfort Systems USA, Inc.	36,500	445,665
Commercial Vehicle Group, Inc. *	19,560	337,606
Cubic Corp.	7,990	432,099
DigitalGlobe, Inc. *	13,100	379,900

See financial notes 13

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Douglas Dynamics, Inc.	8,100	125,469
Ducommun, Inc.	9,900	225,225
DXP Enterprises, Inc. *	8,000	210,000
Dycom Industries, Inc. *	41,170	611,786
Dynamic Materials Corp.	5,400	140,508
Encore Wire Corp.	20,940	584,435
EnPro Industries, Inc. *	15,470	620,038
ESCO Technologies, Inc.	13,200	484,176
Federal Signal Corp.	82,900	559,575
Flow International Corp. *	28,000	120,680
Force Protection, Inc. *	79,800	358,302
Franklin Electric Co., Inc.	8,480	382,533
FreightCar America, Inc. *	13,935	417,771
Furmanite Corp. *	18,900	158,382
Fushi Copperweld, Inc. (b)*	16,600	133,630
GenCorp, Inc. *	51,200	334,336
Generac Holdings, Inc. *	18,500	385,170
GeoEye, Inc. *	6,700	248,503
Gibraltar Industries, Inc. *	43,355	506,386
Graco, Inc.	24,240	1,212,727
GrafTech International Ltd. *	38,730	898,536
Great Lakes Dredge & Dock Co.	37,400	278,630
Griffon Corp. *	55,108	702,076
H&E Equipment Services, Inc. *	17,720	352,628
HEICO Corp.	2,969	142,975
HEICO Corp., Class A	7,366	261,944
Hexcel Corp. *	51,785	1,114,931
Houston Wire & Cable Co.	13,000	218,270
Hurco Cos., Inc. *	4,100	133,127
IDEX Corp.	25,300	1,187,076
II-VI, Inc. *	7,765	449,205
Insituform Technologies, Inc., Class A *	20,015	506,580
Insteel Industries, Inc.	16,300	243,359
Interline Brands, Inc. *	24,760	522,931
John Bean Technologies Corp.	20,440	413,092
Kadant, Inc. *	9,000	277,650
Kaman Corp.	17,580	653,976
Kaydon Corp.	16,335	632,165
Kratos Defense & Security Solutions, Inc. *	11,000	150,370
L.B. Foster Co., Class A	7,880	335,373
LaBarge, Inc. *	8,600	164,604
Ladish Co., Inc. *	5,580	316,386
Lawson Products, Inc.	5,530	121,826
Layne Christensen Co. *	18,300	544,608
Lindsay Corp.	3,400	249,288
LMI Aerospace, Inc. *	6,500	130,325
LSI Industries, Inc.	25,602	212,241
Lydall, Inc. *	16,700	162,825
MasTec, Inc. *	29,910	678,359
Michael Baker Corp. *	7,300	179,872
Miller Industries, Inc.	11,400	180,348
MSC Industrial Direct Co., Inc., Class A	16,100	1,152,599
Mueller Water Products, Inc., Class A	212,700	935,880
MYR Group, Inc. *	15,100	376,443
NACCO Industries, Inc., Class A	6,440	677,681
National Presto Industries, Inc.	2,945	326,983
NCI Building Systems, Inc. *	42,651	528,019
NN, Inc. *	11,500	201,595
Nordson Corp.	12,750	726,368
Northwest Pipe Co. *	12,000	288,720
Orbital Sciences Corp. *	37,955	714,693
Orion Marine Group, Inc. *	19,240	198,749
Pike Electric Corp. *	21,220	215,595
Polypore International, Inc. *	7,100	438,567
Powell Industries, Inc. *	7,770	307,070
Quanex Building Products Corp.	27,850	583,736
Raven Industries, Inc.	5,065	275,333
RBC Bearings, Inc. *	10,000	392,600
Robbins & Myers, Inc.	11,417	496,297
RSC Holdings, Inc. *	36,700	483,339
Rush Enterprises, Inc., Class A *	37,160	782,961
Sauer-Danfoss, Inc. *	8,240	486,242
Seaboard Corp.	200	477,400
SeaCube Container Leasing Ltd.	17,000	275,910
Sensata Technologies Holding N.V. *	18,000	631,980
Simpson Manufacturing Co., Inc.	20,185	563,565
Standex International Corp.	10,050	367,428
Sterling Construction Co., Inc. *	17,300	259,327
Sun Hydraulics Corp.	3,500	162,715
TAL International Group, Inc.	8,790	316,880
Taser International, Inc. *	25,900	115,514
Tecumseh Products Co., Class A *	25,530	261,427
Tennant Co.	8,680	356,054
Textainer Group Holdings Ltd.	5,350	189,711
The Gorman-Rupp Co.	6,400	258,880
The Greenbrier Cos., Inc. *	20,120	544,648
The Middleby Corp. *	5,508	493,902
The Toro Co.	15,610	1,060,075
Titan International, Inc.	14,275	440,955
Titan Machinery, Inc. *	8,200	257,972
TransDigm Group, Inc. *	13,200	1,099,560
Tredegar Corp.	20,275	443,617
TriMas Corp. *	13,450	312,175
Triumph Group, Inc.	9,030	777,664
Twin Disc, Inc.	5,100	173,757
Universal Forest Products, Inc.	19,870	641,602
Valmont Industries, Inc.	7,250	763,425
Vicor Corp.	7,261	121,331
Wabash National Corp. *	29,045	320,366
Wabtec Corp.	14,760	1,053,569
Watsco, Inc.	15,345	1,087,807
Watts Water Technologies, Inc., Class A	19,055	737,429
Woodward Governor Co.	29,000	1,074,450
Xerium Technologies, Inc. *	10,100	232,906

		67,859,253

Commercial & Professional Supplies 4.7%
ABM Industries, Inc.	38,200	929,024
Acco Brands Corp. *	89,645	870,453
American Reprographics Co. *	47,350	423,783
APAC Customer Services, Inc. *	19,200	109,632
Casella Waste Systems, Inc., Class A *	38,200	258,232
CBIZ, Inc. *	61,995	454,423
CDI Corp.	23,460	347,677
Cenveo, Inc. *	104,408	676,564
Clean Harbors, Inc. *	8,765	863,352
Consolidated Graphics, Inc. *	12,320	691,768

14 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Copart, Inc. *	20,980	951,863
CoStar Group, Inc. *	5,440	370,029
Courier Corp.	10,455	143,234
CRA International, Inc. *	8,845	251,640
Dolan Co. *	19,000	223,630
EnergySolutions, Inc.	117,000	661,050
Ennis, Inc.	30,040	561,147
Exponent, Inc. *	4,500	193,095
G & K Services, Inc., Class A	17,290	572,299
GP Strategies Corp. *	11,900	155,771
Healthcare Services Group, Inc.	26,555	471,617
Heidrick & Struggles International, Inc.	12,170	284,778
Herman Miller, Inc.	30,810	801,676
Hill International, Inc. *	24,800	125,736
Hudson Highland Group, Inc. *	18,385	110,862
Huron Consulting Group, Inc. *	15,800	455,040
ICF International, Inc. *	12,900	314,244
IHS, Inc., Class A *	10,310	909,754
Innerworkings, Inc. (b)*	15,300	137,241
Insperity, Inc.	20,060	607,617
Interface, Inc., Class A	26,385	491,816
KAR Auction Services, Inc. *	33,300	649,350
Kforce, Inc. *	28,800	450,720
Kimball International, Inc., Class B	20,725	155,023
Knoll, Inc.	28,100	551,603
Korn/Ferry International *	24,030	497,661
M&F Worldwide Corp. *	20,933	525,209
McGrath Rentcorp	17,625	500,374
Metalico, Inc. *	35,800	226,972
Mine Safety Appliances Co.	16,825	667,616
Mistras Group, Inc. *	9,000	164,880
Mobile Mini, Inc. *	26,025	648,283
Multi-Color Corp.	8,600	177,676
Navigant Consulting, Inc. *	64,625	752,881
On Assignment, Inc. *	33,300	365,301
Resources Connection, Inc.	24,860	367,679
Rollins, Inc.	19,322	405,182
Schawk, Inc.	7,860	148,240
School Specialty, Inc. *	23,500	348,035
SFN Group, Inc. *	60,810	640,329
Standard Parking Corp. *	14,000	244,860
Steelcase, Inc., Class A	100,300	1,158,465
Sykes Enterprises, Inc. *	22,355	447,771
Team, Inc. *	10,700	266,965
Tetra Tech, Inc. *	39,695	937,596
The Advisory Board Co. *	3,530	164,922
The Corporate Executive Board Co.	15,570	620,465
The Geo Group, Inc. *	31,280	834,550
The Standard Register Co.	34,950	120,228
Towers Watson & Co., Class A	16,415	941,564
TrueBlue, Inc. *	41,530	584,742
UniFirst Corp.	10,305	533,387
US Ecology, Inc.	9,000	165,240
Verisk Analytics, Inc., Class A *	21,000	690,900
Viad Corp.	21,565	535,028
VSE Corp.	5,200	146,588

		31,055,332

Consumer Durables & Apparel 3.5%
American Apparel, Inc. (b)*	111,600	161,820
American Greetings Corp., Class A	43,300	1,065,180
Arctic Cat, Inc. *	14,800	248,492
Beazer Homes USA, Inc. (b)*	190,200	886,332
Blyth, Inc.	11,572	545,504
Callaway Golf Co.	89,555	634,049
Carter’s, Inc. *	17,365	536,926
Cavco Industries, Inc. *	2,500	116,200
Cherokee, Inc.	10,000	194,000
Columbia Sportswear Co.	7,280	494,967
Crocs, Inc. *	23,460	471,781
CSS Industries, Inc.	7,175	138,334
Deckers Outdoor Corp. *	6,750	572,805
Ethan Allen Interiors, Inc.	26,765	644,769
Fossil, Inc. *	7,965	762,888
Furniture Brands International, Inc. *	128,000	619,520
G-III Apparel Group Ltd. *	8,500	381,310
Helen of Troy Ltd. *	16,730	520,637
Hooker Furniture Corp.	11,400	141,816
Hovnanian Enterprises, Inc., Class A (b)*	156,800	503,328
Iconix Brand Group, Inc. *	27,330	669,312
JAKKS Pacific, Inc. *	31,325	659,078
K-Swiss, Inc., Class A *	35,630	438,605
Kenneth Cole Productions, Inc., Class A *	12,140	163,526
Kid Brands, Inc. *	12,400	90,644
La-Z-Boy, Inc. *	63,120	742,291
Leapfrog Enterprises, Inc. *	31,335	133,800
Libbey, Inc. *	16,400	279,620
Lifetime Brands, Inc. *	10,700	170,344
Lululemon Athletica, Inc. *	1,300	130,039
M/I Homes, Inc. *	28,400	377,436
Maidenform Brands, Inc. *	11,300	357,758
Movado Group, Inc.	17,120	285,733
Nautilus, Inc. *	52,657	170,609
Oxford Industries, Inc.	18,830	646,810
Perry Ellis International, Inc. *	12,800	360,704
Quiksilver, Inc. *	224,900	978,315
Sealy Corp. *	94,570	249,665
Skechers U.S.A., Inc., Class A *	33,745	642,842
Skyline Corp.	8,985	176,196
Smith & Wesson Holding Corp. *	56,400	203,604
Standard Pacific Corp. *	62,100	239,706
Steven Madden Ltd. *	8,832	469,421
Sturm, Ruger & Co., Inc.	6,900	164,082
Tempur-Pedic International, Inc. *	14,315	898,696
The Ryland Group, Inc.	48,200	834,342
The Timberland Co., Class A *	15,900	718,521
True Religion Apparel, Inc. *	8,000	241,760
Under Armour, Inc., Class A *	5,415	370,711
Unifi, Inc. *	20,600	336,192
Universal Electronics, Inc. *	6,700	185,523
Volcom, Inc.	10,900	215,057
Wolverine World Wide, Inc.	21,490	852,723

		23,094,323

Consumer Services 5.1%
AFC Enterprises, Inc. *	25,500	384,030
Ambassadors Group, Inc.	15,300	154,224
American Public Education, Inc. *	2,300	97,175
Ameristar Casinos, Inc.	22,275	444,386

See financial notes 15

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bally Technologies, Inc. *	21,175	825,613
Biglari Holdings, Inc. *	748	327,056
BJ’s Restaurants, Inc. *	8,300	389,685
Bob Evans Farms, Inc.	31,955	1,002,109
Bravo Brio Restaurant Group, Inc. *	6,300	130,032
Buffalo Wild Wings, Inc. *	4,200	256,620
California Pizza Kitchen, Inc. *	22,500	360,000
Capella Education Co. *	3,040	150,784
Carrols Restaurant Group, Inc. *	19,800	193,248
CEC Entertainment, Inc.	16,780	634,787
ChinaCast Education Corp. (b)*	21,000	128,310
Chipotle Mexican Grill, Inc. *	3,820	1,019,138
Choice Hotels International, Inc.	18,340	685,549
Churchill Downs, Inc.	6,695	279,248
Coinstar, Inc. *	15,125	816,447
Corinthian Colleges, Inc. (b)*	182,385	811,613
CPI Corp. (b)	9,800	176,106
Cracker Barrel Old Country Store, Inc.	21,020	1,076,855
Denny’s Corp. *	113,200	462,988
DineEquity, Inc. *	10,530	526,184
Education Management Corp. (b)*	37,100	687,834
Gaylord Entertainment Co. *	27,680	992,882
Grand Canyon Education, Inc. *	8,200	118,572
Hillenbrand, Inc.	39,200	898,464
International Speedway Corp., Class A	21,450	656,370
Interval Leisure Group, Inc. *	19,532	313,879
Isle of Capri Casinos, Inc. *	35,415	337,859
ITT Educational Services, Inc. *	11,935	856,098
Jackson Hewitt Tax Service, Inc. (b)*	230,845	120,062
K12, Inc. *	6,900	271,653
Krispy Kreme Doughnuts, Inc. *	30,235	169,618
LIFE TIME FITNESS, Inc. *	11,685	457,117
Lincoln Educational Services Corp.	20,760	346,692
Mac-Gray Corp.	7,200	121,968
Matthews International Corp., Class A	16,015	642,842
McCormick & Schmick’s Seafood Restaurants, Inc. *	20,500	187,165
Morgans Hotel Group *	21,900	189,435
Morton’s Restaurant Group, Inc. *	20,800	153,920
Multimedia Games, Inc. *	30,380	178,331
O’Charley’s, Inc. *	45,375	296,753
Orient-Express Hotels Ltd., Class A *	41,990	515,217
P.F. Chang’s China Bistro, Inc.	14,555	583,656
Panera Bread Co., Class A *	7,575	917,408
Papa John’s International, Inc. *	15,110	454,207
Peet’s Coffee & Tea, Inc. *	4,800	223,104
Pinnacle Entertainment, Inc. *	54,975	763,053
Pre-Paid Legal Services, Inc. *	3,360	221,592
Red Lion Hotels Corp. *	19,800	173,250
Red Robin Gourmet Burgers, Inc. *	15,980	434,496
Ruby Tuesday, Inc. *	60,250	633,228
Ruth’s Hospitality Group, Inc. *	36,400	178,724
Scientific Games Corp., Class A *	82,870	871,792
Shuffle Master, Inc. *	24,800	271,064
Sonic Corp. *	63,480	712,246
Sotheby’s	15,620	789,122
Speedway Motorsports, Inc.	17,215	268,210
Steiner Leisure Ltd. *	7,460	362,108
Stewart Enterprises, Inc., Class A	64,140	520,175
Strayer Education, Inc. (b)	3,800	470,744
Texas Roadhouse, Inc.	26,310	428,064
The Cheesecake Factory, Inc. *	33,735	992,484
The Marcus Corp.	19,030	211,043
Universal Technical Institute, Inc.	10,080	182,146
Vail Resorts, Inc. *	21,360	1,046,426
Weight Watchers International, Inc.	10,292	800,203
WMS Industries, Inc. *	22,912	751,514

		33,104,977

Diversified Financials 2.4%
Advance America Cash Advance Centers, Inc.	122,695	721,447
BGC Partners, Inc., Class A	14,480	139,732
Calamos Asset Management, Inc., Class A	31,015	504,614
Cash America International, Inc.	18,705	887,552
Cohen & Steers, Inc.	3,340	105,076
Compass Diversified Holdings	44,060	738,446
CompuCredit Holdings Corp. *	14,628	62,315
Cowen Group, Inc., Class A *	34,600	143,936
Credit Acceptance Corp. *	2,675	216,407
Dollar Financial Corp. *	22,737	522,724
Duff & Phelps Corp., Class A	8,000	123,120
Encore Capital Group, Inc. *	9,755	292,065
Evercore Partners, Inc., Class A	5,400	188,406
EZCORP, Inc., Class A *	18,500	582,565
FBR Capital Markets Corp. *	35,700	128,520
First Cash Financial Services, Inc. *	9,090	356,692
GAMCO Investors, Inc., Class A	2,535	130,426
GFI Group, Inc.	60,020	306,702
Gleacher & Co., Inc. *	59,600	112,644
Greenhill & Co., Inc.	6,435	379,665
Internet Capital Group, Inc. *	11,000	152,790
Intl. FCStone, Inc. *	6,774	179,376
Investment Technology Group, Inc. *	48,955	837,620
Janus Capital Group, Inc.	80,200	976,034
KBW, Inc.	12,600	286,272
LaBranche & Co., Inc. *	67,875	273,536
LPL Investment Holdings, Inc. *	11,000	403,480
MarketAxess Holdings, Inc.	5,700	138,795
Medallion Financial Corp.	14,100	130,143
Nelnet, Inc., Class A	19,340	445,400
NewStar Financial, Inc. *	26,100	311,895
Oppenheimer Holdings, Inc., Class A	7,400	227,254
optionsXpress Holdings, Inc.	15,590	287,480
Penson Worldwide, Inc. *	13,900	84,373
PICO Holdings, Inc. *	8,595	276,071
Piper Jaffray Cos., Inc. *	14,205	509,249
Portfolio Recovery Associates, Inc. *	3,645	328,998
Resource America, Inc., Class A	15,200	93,480
Safeguard Scientifics, Inc. *	5,500	107,525
Stifel Financial Corp. *	15,960	729,053
SWS Group, Inc.	87,720	535,092
The First Marblehead Corp. *	48,000	103,200
TradeStation Group, Inc. *	15,300	147,645
Waddell & Reed Financial, Inc., Class A	26,020	1,067,080
World Acceptance Corp. *	9,660	656,397

		15,931,292

16 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 6.7%
Alon USA Energy, Inc. (b)	20,600	283,250
Approach Resources, Inc. *	3,800	111,872
ATP Oil & Gas Corp. (b)*	26,785	476,237
Basic Energy Services, Inc. *	39,085	1,201,473
Berry Petroleum Co., Class A	16,520	877,708
Bill Barrett Corp. *	13,340	556,678
BPZ Resources, Inc. (b)*	20,600	98,056
Brigham Exploration Co. *	6,835	229,178
Bronco Drilling Co., Inc. *	19,505	214,165
Cal Dive International, Inc. *	124,343	977,336
Callon Petroleum Co. *	22,500	154,125
CARBO Ceramics, Inc.	2,880	463,507
Carrizo Oil & Gas, Inc. *	7,605	302,983
Clayton Williams Energy, Inc. *	2,085	188,839
Clean Energy Fuels Corp. (b)*	8,600	146,544
Cloud Peak Energy, Inc. *	48,400	1,007,688
Cobalt International Energy, Inc. *	20,700	289,800
Complete Production Services, Inc. *	33,400	1,133,596
Comstock Resources, Inc. *	36,955	1,184,777
Concho Resources, Inc. *	9,540	1,019,349
Contango Oil & Gas Co. *	4,760	294,739
Continental Resources, Inc. *	5,000	343,400
Core Laboratories N.V.	5,990	574,920
Crimson Exploration, Inc. *	34,900	141,345
Crosstex Energy, Inc.	77,000	812,350
Dawson Geophysical Co. *	4,900	218,540
Delek US Holdings, Inc.	11,100	149,073
Delta Petroleum Corp. *	236,635	198,087
DHT Holdings, Inc.	87,100	377,143
Dril-Quip, Inc. *	6,985	534,772
Endeavour International Corp. *	11,100	160,950
Energy Partners Ltd. *	26,600	484,386
Energy XXI (Bermuda) Ltd. *	15,900	576,375
ENGlobal Corp. *	28,000	114,240
EXCO Resources, Inc.	44,700	936,465
Gastar Exploration Ltd. *	23,000	103,500
Geokinetics, Inc. *	17,600	168,080
GeoResources, Inc. *	3,200	92,864
Global Geophysical Services, Inc. *	9,600	182,304
Global Industries Ltd. *	81,965	808,175
GMX Resources, Inc. (b)*	45,500	267,540
Goodrich Petroleum Corp. *	13,700	307,839
Gran Tierra Energy, Inc. *	51,900	385,098
Green Plains Renewable Energy, Inc. (b)*	8,500	106,420
Gulf Island Fabrication, Inc.	9,400	332,196
GulfMark Offshore, Inc., Class A *	18,705	796,272
Gulfport Energy Corp. *	4,100	139,564
Harvest Natural Resources, Inc. *	11,750	162,385
Hercules Offshore, Inc. *	222,400	1,395,560
Hornbeck Offshore Services, Inc. *	28,780	841,239
International Coal Group, Inc. *	74,355	820,136
InterOil Corp. (b)*	5,400	343,440
ION Geophysical Corp. *	34,605	437,407
James River Coal Co. *	15,700	366,124
Knightsbridge Tankers Ltd. (b)	16,290	364,733
Lufkin Industries, Inc.	6,810	628,767
Magnum Hunter Resources Corp. (b)*	15,354	125,289
Matrix Service Co. *	24,000	347,040
McMoRan Exploration Co. *	55,660	1,019,135
Miller Energy Resources, Inc. (b)*	17,700	102,129
Mitcham Industries, Inc. *	8,900	142,222
Natural Gas Services Group *	6,800	122,604
Newpark Resources, Inc. *	71,440	645,103
Nordic American Tanker Shipping Ltd. (b)	37,385	859,107
Oilsands Quest, Inc. *	329,900	147,630
OYO Geospace Corp. *	1,000	93,280
Pacific Ethanol, Inc. (b)*	142,500	66,975
Parker Drilling Co. *	163,510	1,165,826
Patriot Coal Corp. *	38,500	969,430
Penn Virginia Corp.	62,000	958,520
Petroleum Development Corp. *	11,855	472,066
PetroQuest Energy, Inc. *	40,185	352,021
PHI, Inc. - Non Voting Shares *	11,885	265,986
Pioneer Drilling Co. *	47,000	728,500
Quicksilver Resources, Inc. *	19,300	286,605
Resolute Energy Corp. (b)*	7,800	137,982
REX American Resources Corp. *	8,300	143,424
Rex Energy Corp. *	12,500	160,375
Rosetta Resources, Inc. *	14,010	643,479
RPC, Inc.	17,297	467,884
SandRidge Energy, Inc. *	78,465	969,828
Stone Energy Corp. *	34,000	1,202,240
Swift Energy Co. *	23,305	913,323
Teekay Tankers Ltd., Class A (b)	29,300	275,420
Tesco Corp. *	21,600	406,296
TETRA Technologies, Inc. *	66,460	981,614
Tsakos Energy Navigation Ltd.	76,930	799,303
Union Drilling, Inc. *	17,000	230,520
VAALCO Energy, Inc. *	31,340	218,440
Vanguard Natural Resources LLC	4,200	138,978
Vantage Drilling Co. *	121,100	215,558
Venoco, Inc. *	10,600	197,054
W&T Offshore, Inc.	17,500	469,175
Warren Resources, Inc. *	24,200	109,626
Willbros Group, Inc. *	56,700	609,525

		44,043,101

Food & Staples Retailing 0.5%
Ingles Markets, Inc., Class A	11,100	211,011
PriceSmart, Inc.	14,840	617,938
Spartan Stores, Inc.	30,500	476,105
Susser Holdings Corp. *	18,300	252,357
The Andersons, Inc.	17,325	860,186
The Fresh Market, Inc. *	3,500	146,370
Village Super Market, Inc., Class A	3,202	86,582
Weis Markets, Inc.	10,800	445,716

		3,096,265

Food, Beverage & Tobacco 2.0%
Adecoagro SA *	12,900	159,186
Alliance One International, Inc. *	208,130	830,439
B&G Foods, Inc.	35,200	636,416
Cal-Maine Foods, Inc. (b)	14,500	418,905
Calavo Growers, Inc.	7,200	151,200
Coca-Cola Bottling Co.	6,200	436,790
Darling International, Inc. *	24,720	399,722
Diamond Foods, Inc. (b)	7,300	478,880

See financial notes 17

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Green Mountain Coffee Roasters, Inc. *	15,280	1,023,149
Hansen Natural Corp. *	11,455	757,748
Heckmann Corp. *	27,200	171,360
Imperial Sugar Co.	33,100	452,808
J & J Snack Foods Corp.	7,535	382,929
Lancaster Colony Corp.	12,965	792,291
National Beverage Corp.	11,400	158,688
Omega Protein Corp. *	12,700	163,576
Pilgrim’s Pride Corp. *	79,900	469,812
Reddy Ice Holdings, Inc. *	41,610	134,816
Sanderson Farms, Inc. (b)	20,800	990,080
Smart Balance, Inc. *	56,600	270,548
Snyders-Lance, Inc.	20,760	410,010
The Boston Beer Co., Inc., Class A *	1,900	179,094
The Hain Celestial Group, Inc. *	26,770	910,448
Tootsie Roll Industries, Inc.	11,395	337,748
TreeHouse Foods, Inc. *	18,285	1,109,351
Vector Group Ltd. (b)	32,436	595,525
Zhongpin, Inc. (b)*	12,000	200,400

		13,021,919

Health Care Equipment & Services 6.1%
Abaxis, Inc. *	5,000	145,250
Accuray, Inc. *	12,500	111,125
Air Methods Corp. *	5,300	358,386
Align Technology, Inc. *	16,500	398,310
Alliance HealthCare Services, Inc. *	50,175	221,774
Almost Family, Inc. *	4,000	138,680
Amedisys, Inc. *	23,570	785,352
America Service Group, Inc.	8,000	206,400
American Dental Partners, Inc. *	10,400	137,176
American Medical Systems Holdings, Inc. *	20,415	602,242
AMN Healthcare Services, Inc. *	67,245	580,324
AmSurg Corp. *	32,225	865,563
Analogic Corp.	4,265	245,963
AngioDynamics, Inc. *	15,300	249,390
ArthroCare Corp. *	8,100	286,173
Assisted Living Concepts, Inc., Class A *	7,320	263,959
athenahealth, Inc. *	2,400	110,952
Atrion Corp.	600	103,890
Bio-Reference Laboratories, Inc. *	11,300	284,873
BioScrip, Inc. *	81,800	377,098
Cantel Medical Corp.	5,000	129,650
CardioNet, Inc. *	22,900	104,424
Catalyst Health Solutions, Inc. *	19,600	1,167,376
Chemed Corp.	9,995	695,952
Chindex International, Inc. *	5,700	97,983
Computer Programs & Systems, Inc.	2,700	158,733
CONMED Corp. *	24,095	676,588
Continucare Corp. *	15,300	82,008
CorVel Corp. *	3,301	170,992
Cross Country Healthcare, Inc. *	26,265	194,886
Emdeon, Inc., Class A *	13,600	212,976
Emergency Medical Services Corp., Class A *	14,400	918,720
Emeritus Corp. *	16,000	392,160
Ensign Group, Inc.	4,020	111,193
Exactech, Inc. *	5,600	100,296
Five Star Quality Care, Inc. *	57,400	481,012
Gen-Probe, Inc. *	11,715	971,408
Gentiva Health Services, Inc. *	27,025	756,700
Greatbatch, Inc. *	16,520	447,196
Haemonetics Corp. *	10,300	723,060
Hanger Orthopedic Group, Inc. *	15,200	412,984
HEALTHSOUTH Corp. *	43,000	1,102,090
Healthspring, Inc. *	24,500	1,016,505
Healthways, Inc. *	39,760	672,739
HMS Holdings Corp. *	3,400	267,614
ICU Medical, Inc. *	5,050	227,806
IDEXX Laboratories, Inc. *	11,800	960,874
Immucor, Inc. *	25,400	554,482
Integra LifeSciences Holdings *	7,920	414,295
Invacare Corp.	26,665	877,278
IPC The Hospitalist Co. *	4,600	238,556
Kensey Nash Corp. *	4,400	108,812
Landauer, Inc.	4,250	255,723
LCA-Vision, Inc. *	22,830	153,874
LHC Group, Inc. *	7,360	218,003
Masimo Corp.	10,600	368,774
MedAssets, Inc. *	19,700	315,594
MedCath Corp. *	21,580	291,546
Medical Action Industries, Inc. *	22,800	198,360
MedQuist, Inc.	8,700	89,697
Meridian Bioscience, Inc.	11,525	284,783
Merit Medical Systems, Inc. *	13,420	312,954
Metropolitan Health Networks, Inc. *	23,800	100,436
Molina Healthcare, Inc. *	26,005	1,118,215
MWI Veterinary Supply, Inc. *	7,200	598,824
National Healthcare Corp.	5,550	257,853
Natus Medical, Inc. *	14,600	247,762
Neogen Corp. *	3,800	159,220
NovaMed, Inc. (b)*	7,900	104,675
NuVasive, Inc. *	5,400	166,806
Omnicell, Inc. *	16,200	249,156
Orthofix International N.V. *	11,760	400,663
PharMerica Corp. *	69,640	916,462
Providence Service Corp. *	13,000	191,620
PSS World Medical, Inc. *	36,670	1,054,629
Quality Systems, Inc.	3,830	343,628
Quidel Corp. *	11,900	157,913
RadNet, Inc. *	36,000	132,120
RehabCare Group, Inc. *	13,345	501,372
ResMed, Inc. *	29,840	951,598
RTI Biologics, Inc. *	56,800	164,720
Rural/Metro Corp. *	12,400	211,172
Select Medical Holdings Corp. *	56,900	507,548
Sirona Dental Systems, Inc. *	13,090	747,046
Skilled Healthcare Group, Inc., Class A *	20,360	246,763
SonoSite, Inc. *	5,680	197,096
Sunrise Senior Living, Inc. *	73,400	761,892
SurModics, Inc. *	12,660	194,458
Symmetry Medical, Inc. *	26,870	267,357
Syneron Medical Ltd. *	11,300	141,815
Team Health Holdings, Inc. *	10,500	208,740
Thoratec Corp. *	14,200	435,940
TomoTherapy, Inc. *	38,000	174,040
Triple-S Management Corp., Class B *	21,500	450,210
U.S. Physical Therapy, Inc.	7,000	170,450

18 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Volcano Corp. *	4,000	106,640
WellCare Health Plans, Inc. *	28,100	1,231,061
West Pharmaceutical Services, Inc.	19,240	908,898
Wright Medical Group, Inc. *	13,440	222,163
Zoll Medical Corp. *	7,725	437,853

		39,848,350

Household & Personal Products 0.6%
American Oriental Bioengineering, Inc. (b)*	149,000	224,990
Central Garden & Pet Co. *	26,600	259,882
Central Garden & Pet Co., Class A *	74,730	748,795
Elizabeth Arden, Inc. *	21,770	654,406
Inter Parfums, Inc.	6,550	124,647
Nu Skin Enterprises, Inc., Class A	26,410	847,497
Nutraceutical International Corp. *	6,400	101,504
Prestige Brands Holdings, Inc. *	20,510	236,890
Revlon, Inc., Class A *	14,100	242,802
Schiff Nutrition International, Inc.	12,500	124,375
USANA Health Sciences, Inc. *	4,530	168,969
WD-40 Co.	8,615	357,522

		4,092,279

Insurance 2.3%
American Equity Investment Life Holding Co.	59,515	765,363
American National Insurance Co.	5,100	403,410
American Safety Insurance Holdings Ltd. *	9,800	199,528
AMERISAFE, Inc. *	16,700	372,911
AmTrust Financial Services, Inc.	13,280	256,304
Argo Group International Holdings Ltd.	23,359	733,706
Citizens, Inc. *	23,980	178,651
CNA Financial Corp.	21,200	658,048
CNA Surety Corp. *	12,620	334,304
eHealth, Inc. *	10,000	136,000
Employers Holdings, Inc.	27,800	560,448
Enstar Group Ltd. *	3,610	404,862
FBL Financial Group, Inc., Class A	16,400	500,200
Flagstone Reinsurance Holdings S.A.	52,500	441,525
FPIC Insurance Group, Inc. *	9,125	336,895
Global Indemnity plc *	10,670	272,512
Greenlight Capital Re Ltd., Class A *	13,000	365,950
Hallmark Financial Services, Inc. *	15,000	128,250
Harleysville Group, Inc.	11,935	382,875
Hilltop Holdings, Inc. *	27,670	268,399
Horace Mann Educators Corp.	43,990	786,541
Infinity Property & Casualty Corp.	11,065	653,941
Kansas City Life Insurance Co.	2,977	95,353
Maiden Holdings Ltd.	61,500	458,175
Meadowbrook Insurance Group, Inc.	35,300	361,472
National Financial Partners Corp. *	50,385	810,695
National Western Life Insurance Co., Class A	900	144,963
OneBeacon Insurance Group Ltd., Class A	21,100	296,455
Presidential Life Corp.	18,745	208,819
Safety Insurance Group, Inc.	13,205	618,258
Seabright Holdings, Inc.	31,500	321,930
State Auto Financial Corp.	10,230	173,705
Stewart Information Services Corp.	31,500	319,410
The Navigators Group, Inc. *	9,665	500,937
Tower Group, Inc.	23,900	546,593
United Fire & Casualty Co.	19,260	381,348
Universal Insurance Holdings, Inc.	28,800	155,808
Wesco Financial Corp.	700	274,400

		14,808,944

Materials 6.2%
A. M. Castle & Co. *	23,478	443,265
A. Schulman, Inc.	36,733	930,080
AEP Industries, Inc. *	4,740	143,764
Allied Nevada Gold Corp. *	3,600	155,016
AMCOL International Corp.	14,720	547,878
American Vanguard Corp.	12,100	107,932
Arch Chemicals, Inc.	22,490	869,688
Balchem Corp.	4,100	162,729
Boise, Inc.	87,800	862,196
Buckeye Technologies, Inc.	18,880	531,661
Calgon Carbon Corp. *	17,900	307,164
Century Aluminum Co. *	61,900	1,236,762
Clearwater Paper Corp. *	9,480	743,990
Coeur d’Alene Mines Corp. *	34,400	1,090,824
Compass Minerals International, Inc.	7,630	744,764
Deltic Timber Corp.	3,500	237,300
Eagle Materials, Inc.	25,570	743,831
Ferro Corp. *	65,130	976,950
General Steel Holdings, Inc. (b)*	104,500	236,170
Georgia Gulf Corp. *	33,124	1,304,423
Globe Specialty Metals, Inc.	13,600	306,136
Graham Packaging Co., Inc. *	28,000	644,000
Graphic Packaging Holding Co. *	100,900	553,941
H.B. Fuller Co.	40,180	877,933
Handy & Harman Ltd. *	12,600	155,610
Hawkins, Inc.	4,500	211,680
Haynes International, Inc.	5,976	322,943
Headwaters, Inc. *	134,980	736,991
Hecla Mining Co. *	60,345	567,846
Horsehead Holding Corp. *	26,300	414,751
Innophos Holdings, Inc.	9,850	456,449
Innospec, Inc. *	11,980	451,167
Intrepid Potash, Inc. *	11,300	387,138
Kaiser Aluminum Corp.	12,080	605,329
KapStone Paper & Packaging Corp. *	19,700	342,386
Koppers Holdings, Inc.	14,060	642,964
Kraton Performance Polymers, Inc. *	18,800	867,808
Landec Corp. *	25,400	164,592
LSB Industries, Inc. *	8,220	331,677
Materion Corp. *	11,360	474,394
Mercer International, Inc. *	29,100	354,147
Metals USA Holdings Corp. *	19,500	331,500
Minerals Technologies, Inc.	11,310	769,080
Myers Industries, Inc.	33,105	353,230
Neenah Paper, Inc.	17,665	412,124
NewMarket Corp.	5,995	1,104,998
Noranda Aluminum Holding Corp. *	10,300	174,997
Olympic Steel, Inc.	14,300	419,991
OM Group, Inc. *	30,935	1,121,084

See financial notes 19

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Omnova Solutions, Inc. *	53,280	452,880
P.H. Glatfelter Co.	58,345	793,492
PolyOne Corp.	78,800	1,141,024
Qiao Xing Universal Resources, Inc. (b)*	82,700	176,151
Quaker Chemical Corp.	7,500	338,850
Royal Gold, Inc.	13,150	801,887
RTI International Metals, Inc. *	22,380	714,817
Schnitzer Steel Industries, Inc., Class A	15,310	950,292
Schweitzer-Mauduit International, Inc.	9,786	507,306
ShengdaTech, Inc. (b)(c)(d)*	14,400	41,011
Spartech Corp. *	62,665	447,428
Stepan Co.	8,165	587,635
Stillwater Mining Co. *	22,070	503,417
STR Holdings, Inc. (b)*	13,500	222,345
Terra Nova Royalty Corp.	45,100	361,702
Texas Industries, Inc.	17,185	724,692
Titanium Metals Corp. *	32,050	641,962
TPC Group, Inc. *	23,000	907,120
Universal Stainless & Alloy Products, Inc. *	5,900	213,875
Verso Paper Corp. *	24,600	115,866
Walter Energy, Inc.	7,675	1,060,839
Wausau Paper Corp.	72,110	486,743
Westlake Chemical Corp.	9,900	649,935
Yongye International, Inc. (b)*	16,100	84,364
Zep, Inc.	15,300	290,700
Zoltek Cos., Inc. *	17,400	223,590

		40,373,196

Media 2.8%
AH Belo Corp., Class A *	21,900	182,208
Arbitron, Inc.	7,560	292,421
Ascent Media Corp., Class A *	11,300	542,739
Belo Corp., Class A *	111,900	945,555
Carmike Cinemas, Inc. *	25,975	188,578
Central European Media Enterprises Ltd., Class A (b)*	47,400	1,085,934
CKX, Inc. *	62,495	285,602
Clear Channel Outdoor Holdings, Inc., Class A *	25,700	353,632
CTC Media, Inc.	12,100	285,197
DreamWorks Animation SKG, Inc., Class A *	31,700	839,733
Entercom Communications Corp., Class A *	33,300	351,981
Fisher Communications, Inc. *	6,300	190,575
Gray Television, Inc. *	51,200	142,848
Harte-Hanks, Inc.	47,135	437,884
Journal Communications, Inc., Class A *	44,715	243,697
Knology, Inc. *	19,700	300,425
Lee Enterprises, Inc. *	94,750	135,493
Liberty Media Corp - Capital, Series A *	10,500	863,835
LIN TV Corp., Class A *	29,633	158,537
Lions Gate Entertainment Corp. *	83,700	530,658
LodgeNet Interactive Corp. (b)*	92,550	324,850
Media General, Inc., Class A (b)*	50,570	272,572
Meredith Corp. (b)	21,900	731,898
Morningstar, Inc.	5,535	318,816
National CineMedia, Inc.	20,500	357,520
PRIMEDIA, Inc.	22,500	110,250
Radio One, Inc., Class D (b)*	58,130	169,158
Scholastic Corp.	34,600	909,288
Scripps Networks Interactive, Class A	20,800	1,069,536
Sinclair Broadcast Group, Inc., Class A	19,119	219,677
Sirius XM Radio, Inc. *	204,900	407,751
The E.W. Scripps Co., Class A *	82,400	782,800
The Madison Square Garden, Inc., Class A *	29,100	795,885
The McClatchy Co., Class A (b)*	216,600	619,476
The Washington Post Co., Class B (b)	2,131	928,903
Valassis Communications, Inc. *	33,285	959,607
Warner Music Group Corp. *	78,500	586,395
World Wrestling Entertainment, Inc., Class A (b)	25,100	263,801

		18,185,715

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Affymetrix, Inc. *	71,590	386,586
Albany Molecular Research, Inc. *	30,700	150,123
Alexion Pharmaceuticals, Inc. *	3,800	368,182
Alkermes, Inc. *	23,400	337,428
Alnylam Pharmaceuticals, Inc. *	9,100	93,366
Amylin Pharmaceuticals, Inc. *	24,000	319,200
Bio-Rad Laboratories, Inc., Class A *	8,200	1,025,984
BioMarin Pharmaceuticals, Inc. *	8,200	220,498
Bruker Corp. *	13,385	264,220
Cambrex Corp. *	20,629	108,509
Celera Corp. *	47,585	376,397
Cepheid, Inc. *	4,400	142,164
Cubist Pharmaceuticals, Inc. *	14,540	492,179
Dendreon Corp. *	7,000	304,010
Dionex Corp. *	3,250	384,637
Emergent Biosolutions, Inc. *	10,100	234,421
Enzon Pharmaceuticals, Inc. *	12,300	141,204
eResearch Technology, Inc. *	26,600	169,176
Human Genome Sciences, Inc. *	15,000	442,050
Illumina, Inc. *	10,060	714,059
Impax Laboratories, Inc. *	12,900	353,202
Isis Pharmaceuticals, Inc. *	17,200	161,336
Jiangbo Pharmaceuticals, Inc. *	15,700	74,104
K-V Pharmaceutical Co., Class A *	14,164	55,665
Kendle International, Inc. *	29,200	293,460
Luminex Corp. *	7,700	149,303
Medicis Pharmaceutical Corp., Class A	17,625	624,982
Myriad Genetics, Inc. *	23,140	496,122
Obagi Medical Products, Inc. *	9,000	115,470
Onyx Pharmaceuticals, Inc. *	10,800	405,756
Par Pharmaceutical Cos., Inc. *	18,170	625,775
PAREXEL International Corp. *	31,520	874,995
PDL BioPharma, Inc.	184,450	1,184,169
Regeneron Pharmaceuticals, Inc. *	6,500	332,215
Salix Pharmaceuticals Ltd. *	7,195	282,692
Seattle Genetics, Inc. (b)*	7,000	116,270

20 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Talecris Biotherapeutics Holdings Corp. *	22,600	630,992
Techne Corp.	7,165	556,792
The Medicines Co. *	8,320	130,624
United Therapeutics Corp. *	5,820	389,707
Vertex Pharmaceuticals, Inc. *	12,000	660,240
ViroPharma, Inc. *	33,660	649,301
VIVUS, Inc. (b)*	13,300	103,474
Warner Chilcott plc, Class A	33,500	772,175

		16,713,214

Real Estate 6.2%
Acadia Realty Trust	23,274	485,263
Agree Realty Corp.	6,300	147,357
Alexander’s, Inc.	320	140,573
Altisource Portfolio Solutions S.A. *	6,000	194,880
American Assets Trust, Inc.	4,900	108,192
American Campus Communities, Inc.	22,460	789,469
American Capital Agency Corp.	14,200	413,362
Anworth Mortgage Asset Corp.	122,055	876,355
Arbor Realty Trust, Inc. *	15,300	80,478
Ashford Hospitality Trust	100,985	1,259,283
Associated Estates Realty Corp.	10,900	181,376
Avatar Holdings, Inc. *	11,645	209,610
CapLease, Inc.	51,200	286,720
Capstead Mortgage Corp.	71,550	947,322
Cedar Shopping Centers, Inc.	79,945	471,675
Cogdell Spencer, Inc.	39,200	237,160
Colony Financial, Inc.	4,600	85,928
Cousins Properties, Inc.	94,383	849,447
CreXus Investment Corp.	7,500	87,450
Cypress Sharpridge Investments, Inc.	31,000	382,850
DiamondRock Hospitality Co.	88,787	1,068,995
DuPont Fabros Technology, Inc.	13,400	327,764
Dynex Capital, Inc.	9,600	94,848
EastGroup Properties, Inc.	14,950	688,597
Education Realty Trust, Inc.	45,500	387,205
Equity Lifestyle Properties, Inc.	9,070	542,567
Equity One, Inc.	32,800	650,096
Extra Space Storage, Inc.	44,965	973,492
FelCor Lodging Trust, Inc. *	100,850	641,406
First Industrial Realty Trust, Inc. *	97,500	1,220,700
First Potomac Realty Trust	28,000	454,440
Forestar Group, Inc. *	19,860	390,646
Franklin Street Properties Corp.	48,520	686,073
Getty Realty Corp.	10,960	278,494
Gladstone Commercial Corp.	6,600	120,384
Glimcher Realty Trust	75,225	718,399
Government Properties Income Trust	6,800	186,456
Gramercy Capital Corp. *	117,600	351,624
Grubb & Ellis Co. (b)*	96,000	70,080
Healthcare Realty Trust, Inc.	44,300	1,011,812
Hersha Hospitality Trust	59,940	356,044
HomeBanc Corp. (c)(d)	6,875	—
Howard Hughes Corp. *	13,900	900,303
Inland Real Estate Corp.	80,930	790,686
Invesco Mortgage Capital, Inc.	6,500	147,810
Investors Real Estate Trust	64,225	604,357
Kite Realty Group Trust	61,080	317,616
LaSalle Hotel Properties	39,640	1,115,470
LTC Properties, Inc.	11,230	330,387
Medical Properties Trust, Inc.	57,000	703,380
Mid-America Apartment Communities, Inc.	13,745	918,853
Mission West Properties, Inc.	23,800	182,784
Monmouth Real Estate Investment Corp., Class A	22,600	188,936
MPG Office Trust, Inc. *	119,420	397,669
National Health Investors, Inc.	10,235	497,728
New York Mortgage Trust, Inc.	14,100	95,739
Newcastle Investment Corp. *	122,900	775,499
NorthStar Realty Finance Corp.	165,432	835,432
OMEGA Healthcare Investors, Inc.	34,590	794,186
One Liberty Properties, Inc.	15,203	235,799
Parkway Properties, Inc.	32,720	586,670
Post Properties, Inc.	27,420	1,113,252
PS Business Parks, Inc.	8,650	521,249
RAIT Financial Trust (b)	302,763	738,742
Ramco-Gershenson Properties Trust	34,570	445,607
Resource Capital Corp.	56,900	368,712
Sabra Health Care REIT, Inc.	42,533	715,405
Saul Centers, Inc.	6,605	289,233
Sovran Self Storage, Inc.	19,770	845,761
Strategic Hotel & Resorts, Inc. *	102,355	698,061
Sun Communities, Inc.	14,155	544,684
Tanger Factory Outlet Centers, Inc.	26,580	734,405
Taubman Centers, Inc.	14,595	848,699
The St. Joe Co. (b)*	28,270	738,412
U-Store-It Trust	71,975	817,636
Universal Health Realty Income Trust	3,900	168,129
Urstadt Biddle Properties, Class A	14,795	291,166
Walter Investment Management Corp.	32,500	579,150
Winthrop Realty Trust	13,500	163,755

		40,496,234

Retailing 4.5%
1-800-FLOWERS.COM, Inc., Class A *	54,947	184,072
99 Cents Only Stores *	33,440	674,150
America’s Car-Mart, Inc. *	7,100	173,808
Audiovox Corp., Class A *	31,420	231,880
bebe stores, Inc.	44,590	299,645
Big 5 Sporting Goods Corp.	19,240	229,918
Blue Nile, Inc. (b)*	1,700	96,900
Brown Shoe Co., Inc.	59,242	749,411
Build-A-Bear Workshop, Inc. *	37,050	227,117
Casual Male Retail Group, Inc. *	43,800	184,836
Christopher & Banks Corp.	51,840	318,816
Citi Trends, Inc. *	9,500	211,470
Coldwater Creek, Inc. *	131,060	399,733
Conn’s, Inc. (b)*	78,989	517,378
Cost Plus, Inc. *	34,800	378,972
Destination Maternity Corp.	4,700	109,839
Dollar General Corp. *	33,400	1,088,506
drugstore.com, Inc. *	60,500	228,690
DSW, Inc., Class A (b)*	7,925	376,279
Express, Inc.	9,000	194,310
Fred’s, Inc., Class A	46,570	650,117

See financial notes 21

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Genesco, Inc. *	24,100	973,158
Guess?, Inc.	12,055	518,244
hhgregg, Inc. (b)*	16,600	205,176
Hibbett Sports, Inc. *	11,785	445,237
Hot Topic, Inc.	87,000	583,770
Jos. A. Bank Clothiers, Inc. *	12,085	633,496
Kirkland’s, Inc. *	9,622	145,196
Lithia Motors, Inc., Class A	48,035	873,757
Lumber Liquidators Holdings, Inc. *	7,900	205,005
MarineMax, Inc. *	35,500	339,380
Midas, Inc. *	13,600	98,872
Monro Muffler Brake, Inc.	9,440	286,787
New York & Co, Inc. *	32,100	197,094
Nutrisystem, Inc. (b)	28,030	421,571
Orbitz Worldwide, Inc. *	66,300	212,160
Overstock.com, Inc. *	9,760	135,664
Pacific Sunwear of California, Inc. *	161,330	514,643
PetMed Express, Inc. (b)	6,500	98,085
Pier 1 Imports, Inc. *	52,885	644,139
Pool Corp.	34,680	1,049,417
Retail Ventures, Inc. *	34,500	708,285
Rue21, Inc. (b)*	4,700	141,564
Sally Beauty Holdings, Inc. *	53,465	790,747
Select Comfort Corp. *	28,470	451,819
Shoe Carnival, Inc. *	10,700	313,189
Shutterfly, Inc. *	4,700	289,332
Stage Stores, Inc.	41,455	798,423
Stein Mart, Inc.	55,715	606,179
Systemax, Inc. *	21,445	277,713
The Bon-Ton Stores, Inc. (b)*	39,511	548,413
The Buckle, Inc.	14,722	669,704
The Cato Corp., Class A	21,895	558,541
The Children’s Place Retail Stores, Inc. *	25,160	1,337,757
The Finish Line, Inc., Class A	37,152	798,397
The Pep Boys - Manny, Moe & Jack	68,215	934,546
The Talbots, Inc. *	120,680	649,258
TravelCenters of America L.L.C. *	33,100	260,166
Tuesday Morning Corp. *	65,730	328,650
Ulta Salon, Cosmetics & Fragrance, Inc. *	10,200	542,538
ValueVision Media, Inc., Class A *	26,920	171,750
Vitamin Shoppe, Inc. *	10,600	413,612
West Marine, Inc. *	19,980	217,382
Wet Seal, Inc., Class A *	88,660	390,104
Zale Corp. *	196,000	721,280
Zumiez, Inc. *	8,780	246,806

		29,272,853

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. *	19,720	279,038
Alpha & Omega Semiconductor Ltd. *	11,100	157,398
ANADIGICS, Inc. *	25,000	97,750
Applied Micro Circuits Corp. *	19,440	203,731
Atheros Communications *	12,545	562,769
ATMI, Inc. *	21,215	422,391
Axcelis Technologies, Inc. *	71,760	134,191
Brooks Automation, Inc. *	31,790	388,792
Cabot Microelectronics Corp. *	9,630	470,426
Canadian Solar, Inc. (b)*	17,700	190,983
CEVA, Inc. *	4,200	128,436
Cirrus Logic, Inc. *	8,235	136,372
Cohu, Inc.	14,610	210,530
Cymer, Inc. *	11,120	534,983
Cypress Semiconductor Corp. *	32,305	702,957
Diodes, Inc. *	13,297	455,023
DSP Group, Inc. *	28,440	229,795
Energy Conversion Devices, Inc. (b)*	59,330	118,660
Entegris, Inc. *	49,245	424,984
Evergreen Solar, Inc. (b)*	99,200	143,840
Exar Corp. *	24,115	147,343
Fairchild Semiconductor International, Inc. *	62,200	1,304,334
FEI Co. *	15,420	500,533
FormFactor, Inc. *	38,565	399,919
GT Solar International, Inc. *	32,100	358,557
Hittite Microwave Corp. *	3,255	209,589
Integrated Device Technology, Inc. *	88,380	718,971
Integrated Silicon Solutions, Inc. *	16,200	156,492
International Rectifier Corp. *	31,200	1,078,272
IXYS Corp. *	9,700	153,842
Kopin Corp. *	25,900	124,579
Kulicke & Soffa Industries, Inc. *	38,680	350,441
Lattice Semiconductor Corp. *	38,000	258,020
LTX-Credence Corp. *	16,400	142,188
Mattson Technology, Inc. *	38,100	88,392
Micrel, Inc.	15,950	204,320
Microsemi Corp. *	28,945	683,102
MKS Instruments, Inc.	21,850	620,103
Monolithic Power Systems *	12,900	219,042
Netlogic Microsystems, Inc. *	5,990	258,349
NXP Semiconductor N.V. *	7,900	263,860
OmniVision Technologies, Inc. *	16,880	567,168
Pericom Semiconductor Corp. *	16,800	152,712
Photronics, Inc. *	60,925	531,875
PMC-Sierra, Inc. *	100,825	808,617
Power Integrations, Inc.	4,860	196,052
Rambus, Inc. *	12,900	256,710
RF Micro Devices, Inc. *	86,145	573,726
Rudolph Technologies, Inc. *	10,300	116,493
Semtech Corp. *	16,205	454,874
Sigma Designs, Inc. *	18,950	241,802
Silicon Image, Inc. *	25,360	210,995
Silicon Laboratories, Inc. *	8,790	383,068
Standard Microsystems Corp. *	13,890	377,114
SunPower Corp., Class A (b)*	35,800	779,366
SunPower Corp., Class B (b)*	27,069	578,465
Supertex, Inc. *	6,300	136,017
Tessera Technologies, Inc. *	34,590	683,498
TriQuint Semiconductor, Inc. *	35,360	486,907
Ultra Clean Holdings, Inc. *	10,800	124,092
Ultratech, Inc. *	7,200	225,432
Varian Semiconductor Equipment Associates, Inc. *	17,312	725,892
Veeco Instruments, Inc. (b)*	8,360	427,447
Verigy Ltd. *	36,920	533,863
Volterra Semiconductor Corp. *	4,700	123,563
Zoran Corp. *	35,235	368,910

		24,297,955

22 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 7.7%
ACI Worldwide, Inc. *	10,900	360,136
Actuate Corp. *	22,200	129,426
Acxiom Corp. *	60,015	873,818
Advent Software, Inc. *	7,720	210,216
American Software, Inc., Class A	17,400	135,372
Ancestry.com, Inc. *	6,700	306,190
ANSYS, Inc. *	17,900	989,691
Ariba, Inc. *	11,045	384,035
AsiaInfo-Linkage, Inc. *	20,200	381,780
Blackbaud, Inc.	11,100	307,026
Blackboard, Inc. (b)*	6,720	323,299
Bottomline Technologies, Inc. *	6,900	191,682
Cadence Design Systems, Inc. *	84,200	873,996
Cardtronics, Inc. *	12,400	263,500
Cass Information Systems, Inc.	3,100	123,752
CDC Corp., Class A (b)*	70,063	224,202
CIBER, Inc. *	142,370	814,356
CommVault Systems, Inc. *	4,800	189,072
Computer Task Group, Inc. *	9,400	139,590
Concur Technologies, Inc. *	9,100	526,617
CSG Systems International, Inc. *	22,745	483,104
DealerTrack Holdings, Inc. *	12,895	289,622
Digital River, Inc. *	18,450	600,363
EarthLink, Inc.	102,275	840,700
Ebix, Inc. *	3,800	86,830
Epicor Software Corp. *	35,765	447,062
EPIQ Systems, Inc.	22,170	315,479
ePlus, Inc. *	3,600	99,540
Equinix, Inc. *	11,707	1,178,427
Euronet Worldwide, Inc. *	38,995	731,156
FactSet Research Systems, Inc.	6,165	674,513
Fair Isaac Corp.	22,005	657,509
FleetCor Technologies, Inc. *	3,000	112,530
Forrester Research, Inc.	5,525	218,293
Fortinet, Inc. *	4,000	194,800
Gartner, Inc. *	13,200	566,412
Genpact Ltd. *	60,550	974,249
GigaMedia Ltd. *	115,000	179,400
Global Cash Access Holdings, Inc. *	90,335	298,105
Global Payments, Inc.	22,170	1,180,331
GSI Commerce, Inc. *	25,380	742,873
Heartland Payment Systems, Inc.	26,865	536,225
iGATE Corp.	5,900	100,064
Informatica Corp. *	13,955	781,620
InfoSpace, Inc. *	25,900	233,100
Integral Systems, Inc. *	8,600	107,414
Internap Network Services Corp. *	27,200	220,048
j2 Global Communications, Inc. *	14,985	441,458
Jack Henry & Associates, Inc.	29,380	998,039
JDA Software Group, Inc. *	13,785	451,734
Kenexa Corp. *	6,500	191,230
Lawson Software, Inc. *	51,700	572,319
Lionbridge Technologies, Inc. *	47,600	160,412
Liquidity Services, Inc. *	7,700	149,765
Manhattan Associates, Inc. *	8,095	292,634
ManTech International Corp., Class A *	15,700	689,073
MAXIMUS, Inc.	6,445	515,536
Mentor Graphics Corp. *	43,520	641,920
MercadoLibre, Inc.	1,500	137,100
MICROS Systems, Inc. *	18,840	980,057
MicroStrategy, Inc., Class A *	2,128	300,686
ModusLink Global Solutions, Inc.	57,475	301,169
MoneyGram International, Inc. *	94,400	373,824
Monotype Imaging Holdings, Inc. *	8,900	121,040
Move, Inc. *	60,300	144,117
NCI, Inc., Class A *	5,400	132,894
Ness Technologies, Inc. *	47,200	307,744
Net 1 UEPS Technologies, Inc. *	40,260	337,379
NetScout Systems, Inc. *	10,500	268,695
NeuStar, Inc., Class A *	19,975	537,128
NIC, Inc.	9,800	125,979
Online Resources Corp *	22,100	84,422
Openwave Systems, Inc. *	114,435	240,313
Parametric Technology Corp. *	38,640	937,793
Perficient, Inc. *	13,700	171,113
PRGX Global, Inc. *	23,400	183,456
Progress Software Corp. *	22,425	664,901
Quest Software, Inc. *	22,580	581,661
QuinStreet, Inc. *	9,900	178,992
Rackspace Hosting, Inc. *	12,920	596,775
Radiant Systems, Inc. *	12,400	247,008
RealNetworks, Inc. *	62,545	231,417
Red Hat, Inc. *	15,600	740,532
Rosetta Stone, Inc. (b)*	8,200	115,456
Rovi Corp. *	17,269	838,583
S1 Corp. *	32,500	223,275
Salesforce.com, Inc. *	5,335	739,431
Sapient Corp. *	25,780	325,472
SAVVIS, Inc. *	8,860	348,730
SINA Corp. *	9,780	1,317,855
Smith Micro Software, Inc. *	13,800	106,536
Sohu.com, Inc. *	7,100	750,896
Solera Holdings, Inc.	10,460	575,300
SRA International, Inc., Class A *	21,815	676,047
SS&C Technologies Holdings, Inc. *	5,700	116,280
Synchronoss Technologies, Inc. *	2,700	87,102
Syntel, Inc.	4,855	265,471
Take-Two Interactive Software, Inc. *	53,755	869,756
Taleo Corp., Class A *	6,600	239,382
TeleCommunication Systems, Inc., Class A *	37,000	170,570
TeleTech Holdings, Inc. *	27,910	554,572
Telvent GIT, S.A. (b)*	7,000	215,530
The Knot, Inc. *	16,100	164,381
THQ, Inc. *	134,810	544,632
TIBCO Software, Inc. *	31,930	957,581
TiVo, Inc. *	15,900	152,163
TNS, Inc. *	22,695	372,879
Tyler Technologies, Inc. *	8,980	222,614
United Online, Inc.	111,927	738,718
ValueClick, Inc. *	35,280	590,940
VeriFone Systems, Inc. *	9,000	493,380
Verint Systems, Inc. *	4,600	157,458
Virtusa Corp. *	6,900	128,754
VistaPrint N.V. *	6,220	338,368
VMware, Inc., Class A *	7,700	734,811
WebMD Health Corp. *	6,484	375,229
Websense, Inc. *	9,990	257,642
Wright Express Corp. *	19,200	1,081,536

		50,475,170

See financial notes 23

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 6.1%
Acme Packet, Inc. *	1,600	132,176
ADTRAN, Inc.	15,345	633,288
Aeroflex Holding Corp. *	6,900	122,130
Agilysys, Inc. *	47,922	250,153
Anaren, Inc. *	7,800	129,402
Arris Group, Inc. *	74,905	898,860
Aviat Networks, Inc. *	54,860	280,883
Avid Technology, Inc. *	24,025	446,384
AVX Corp.	36,600	596,946
Bel Fuse, Inc., Class B	8,200	165,066
Black Box Corp.	16,040	560,438
Blue Coat Systems, Inc. *	11,600	334,080
Checkpoint Systems, Inc. *	29,280	616,637
China Security & Surveillance Technology, Inc. (b)*	62,800	337,864
Ciena Corp. *	12,460	351,870
Cognex Corp.	14,265	446,209
Cogo Group, Inc. *	18,900	155,169
Coherent, Inc. *	8,840	552,588
Comtech Telecommunications Corp.	25,770	729,291
Cray, Inc. *	18,200	122,304
CTS Corp.	30,995	340,635
Daktronics, Inc.	23,265	249,633
DG Fastchannel, Inc. *	8,100	296,379
Digi International, Inc. *	18,600	219,666
Dolby Laboratories, Inc., Class A *	13,300	665,798
Dot Hill Systems Corp. *	31,100	91,745
DTS, Inc. *	2,600	114,556
EchoStar Corp., Class A *	25,900	960,372
Electro Rent Corp.	11,005	173,329
Electro Scientific Industries, Inc. *	15,735	258,841
Electronics for Imaging, Inc. *	34,202	614,268
EMCORE Corp. (b)*	38,600	100,746
EMS Technologies, Inc. *	12,500	315,750
Emulex Corp. *	51,865	502,572
Extreme Networks, Inc. *	43,765	136,984
F5 Networks, Inc. *	7,940	804,798
FARO Technologies, Inc. *	4,600	198,582
Finisar Corp. *	8,330	233,990
Gerber Scientific, Inc. *	19,700	188,332
Globecomm Systems, Inc. *	11,500	164,680
Harmonic, Inc. *	33,000	273,240
Hutchinson Technology, Inc. *	91,300	243,771
Hypercom Corp. *	14,500	173,565
Imation Corp. *	50,485	518,481
Infinera Corp. *	35,700	279,174
InterDigital, Inc.	8,300	384,207
Intermec, Inc. *	37,735	433,198
Intevac, Inc. *	12,100	147,983
JDS Uniphase Corp. *	38,300	798,172
KEMET Corp. *	32,400	509,652
Key Tronic Corp. *	20,900	110,143
L-1 Identity Solutions, Inc. (b)*	46,260	542,630
Littelfuse, Inc.	8,845	550,247
LoJack Corp. *	21,100	96,638
Loral Space & Communications, Inc. *	3,450	241,155
Measurement Specialties, Inc. *	6,000	208,680
Mercury Computer Systems, Inc. *	7,900	152,549
Methode Electronics, Inc.	28,430	351,395
Mitel Networks Corp. (b)*	17,000	89,930
MTS Systems Corp.	6,580	291,297
Multi-Fineline Electronix, Inc. *	7,120	189,606
Nam Tai Electronics, Inc.	27,540	169,096
National Instruments Corp.	21,242	644,482
NETGEAR, Inc. *	12,150	507,262
Newport Corp. *	19,130	358,305
Novatel Wireless, Inc. *	37,700	233,740
Oclaro, Inc. *	10,900	122,244
Oplink Communications, Inc. *	5,800	114,840
Opnext, Inc. *	35,000	82,600
Orbotech Ltd. *	22,800	292,296
OSI Systems, Inc. *	9,890	379,677
Park Electrochemical Corp.	12,610	403,142
PC Connection, Inc. *	12,000	106,560
PC Mall, Inc. *	19,300	188,561
Plantronics, Inc.	17,110	634,268
Plexus Corp. *	32,480	1,185,195
Polycom, Inc. *	20,970	1,254,635
Power-One, Inc. *	22,900	189,154
Powerwave Technologies, Inc. *	73,120	334,158
Pulse Electronics Corp.	78,110	467,098
Qiao Xing Mobile Communication Co., Ltd. *	31,400	86,350
QLogic Corp. *	43,280	778,174
Quantum Corp. *	151,400	481,452
RadiSys Corp. *	21,200	186,772
RADWARE Ltd. *	2,600	91,598
Richardson Electronics Ltd.	12,500	168,500
Rimage Corp.	7,700	115,192
Riverbed Technology, Inc. *	9,400	330,316
Rofin-Sinar Technologies, Inc. *	11,910	515,822
Rogers Corp. *	5,120	212,582
ScanSource, Inc. *	26,140	935,028
SeaChange International, Inc. *	13,900	148,869
Silicon Graphics International Corp. *	10,060	184,903
Smart Modular Technologies (WWH), Inc. *	49,600	453,344
Sonus Networks, Inc. *	90,270	355,664
Spectrum Control, Inc. *	9,700	192,933
STEC, Inc. (b)*	12,000	251,040
Stratasys, Inc. *	2,800	150,780
Super Micro Computer, Inc. *	15,800	269,548
Sycamore Networks, Inc.	11,600	284,200
Symmetricom, Inc. *	32,900	200,690
Synaptics, Inc. *	11,305	321,288
SYNNEX Corp. *	25,300	848,309
Tekelec *	67,135	560,577
TTM Technologies, Inc. *	18,800	359,456
UTStarcom, Inc. *	200,900	516,313
ViaSat, Inc. *	15,515	619,359
Westell Technologies, Inc., Class A *	30,033	108,119
Xyratex Ltd. *	47,725	487,272
Zebra Technologies Corp., Class A *	23,320	916,243
Zygo Corp. *	7,000	104,650

		39,981,763

Telecommunication Services 1.2%
AboveNet, Inc.	7,700	513,975
Alaska Communication Systems Group, Inc. (b)	61,040	590,257

24 See financial notes

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Atlantic Tele-Network, Inc.	6,300	231,399
Cbeyond, Inc. *	11,360	144,954
Cogent Communications Group, Inc. *	9,200	133,492
Consolidated Communications Holdings, Inc.	25,000	459,750
FiberTower Corp. *	49,500	66,825
General Communication, Inc., Class A *	33,160	381,340
Global Crossing Ltd. *	28,685	670,655
Hughes Communications, Inc. *	3,730	223,241
IDT Corp., Class B	16,800	487,032
Iridium Communications, Inc. (b)*	24,700	193,401
Neutral Tandem, Inc. *	11,800	180,422
NTELOS Holdings Corp.	22,640	446,687
PAETEC Holding Corp. *	133,700	481,320
Premiere Global Services, Inc. *	65,400	517,314
SBA Communications Corp., Class A *	18,405	710,985
Shenandoah Telecommunications Co.	10,700	201,374
SureWest Communications *	12,470	181,688
USA Mobility, Inc.	44,705	690,692
Vonage Holdings Corp. *	35,300	182,148

		7,688,951

Transportation 3.3%
Aegean Marine Petroleum Network, Inc.	53,000	457,920
Air Transport Services Group, Inc. *	85,030	695,545
AirTran Holdings, Inc. *	144,395	1,084,406
Allegiant Travel Co.	6,680	299,732
Arkansas Best Corp.	36,540	840,785
Celadon Group, Inc. *	21,480	317,260
Copa Holdings S.A., Class A	12,700	738,505
Costamare, Inc.	9,300	160,518
Covenant Transport Group, Inc., Class A *	14,600	139,284
Diana Shipping, Inc. *	63,035	709,774
Eagle Bulk Shipping, Inc. (b)*	166,960	572,673
Excel Maritime Carriers Ltd. (b)*	131,124	525,807
Forward Air Corp.	11,325	380,747
Genco Shipping & Trading Ltd. (b)*	82,945	695,909
Genesee & Wyoming, Inc., Class A *	12,765	791,175
Hawaiian Holdings, Inc. *	75,840	443,664
Heartland Express, Inc.	45,065	777,371
Horizon Lines, Inc., Class A (b)	87,350	154,610
Hub Group, Inc., Class A *	23,910	963,095
International Shipholding Corp.	8,400	201,516
Knight Transportation, Inc.	27,225	490,322
Landstar System, Inc.	21,470	1,017,678
Macquarie Infrastructure Co. L.L.C. *	42,800	1,074,280
Marten Transport Ltd.	11,800	263,848
Navios Maritime Holdings, Inc.	111,000	587,190
OceanFreight, Inc., Class A (b)*	99,933	55,972
Old Dominion Freight Line, Inc. *	34,450	1,289,119
Pacer International, Inc. *	96,960	580,790
Paragon Shipping, Inc., Class A (b)	105,300	311,688
Park-Ohio Holdings Corp. *	14,200	302,744
Pinnacle Airlines Corp. *	24,000	130,800
Quality Distribution, Inc. *	15,400	183,260
RailAmerica, Inc. *	16,900	287,638
Safe Bulkers, Inc. (b)	19,300	157,295
Saia, Inc. *	23,500	390,100
Seaspan Corp.	61,400	1,168,442
Star Bulk Carriers Corp.	65,400	153,690
Swift Transporation Co. *	44,600	625,738
TBS International plc, Class A *	28,000	48,160
Ultrapetrol Bahamas Ltd. (b)*	20,700	112,815
US Airways Group, Inc. *	126,300	1,148,067

		21,329,932

Utilities 1.8%
American States Water Co.	13,815	482,282
California Water Service Group	16,340	616,345
Central Vermont Public Service Corp.	13,745	321,770
CH Energy Group, Inc.	13,505	724,138
Chesapeake Utilities Corp.	6,150	263,159
Connecticut Water Service, Inc.	5,600	144,144
Consolidated Water Co., Ltd. (b)	9,700	95,157
El Paso Electric Co. *	35,790	1,108,774
MGE Energy, Inc.	17,500	735,175
Middlesex Water Co.	10,000	188,800
Northwest Natural Gas Co.	23,805	1,100,743
Ormat Technologies, Inc. (b)	9,600	239,040
Otter Tail Corp.	45,080	1,053,970
SJW Corp.	9,720	225,893
South Jersey Industries, Inc.	16,140	927,243
The Empire District Electric Co.	39,010	875,384
The Laclede Group, Inc.	25,040	960,785
The York Water Co.	6,200	108,252
UIL Holdings Corp.	33,125	1,054,038
Unitil Corp.	11,700	295,542

		11,520,634

Total Common Stock
(Cost $500,671,632)		647,799,839

Rights 0.0% of net assets

Banks 0.0%
Central Pacific Financial Corp. (b)*	7,966	43,415

Total Rights
(Cost $186,734)		43,415

Other Investment Company 1.1% of net assets

Money Fund 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,338,573	7,338,573

Total Other Investment Company
(Cost $7,338,573)		7,338,573

See financial notes 25

 Schwab Fundamental US Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.1% of net assets

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.07%, 06/16/11 (a)	35,000	34,996
0.09%, 06/16/11 (a)	425,000	424,956

Total Short-Term Investments
(Cost $459,951)		459,952

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.7% of net assets

State Street Navigator Security Lending Prime Portfolio	24,340,541	24,340,541

Total Collateral Invested for Securities on Loan
(Cost $24,340,541)		24,340,541

End of Collateral Invested for Securities on Loan

At 04/30/11 tax basis cost of the fund’s investments was $513,587,812 and the unrealized appreciation and depreciation were $156,181,921 and ($14,127,954), respectively, with a net unrealized appreciation of $142,053,967.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	All or a portion of this security is on loan.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $41,011 or 0.0% of net assets.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	50	4,319,500	299,502

26 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	321,067,608	386,861,134
0.4%		Preferred Stock	1,182,704	1,760,575
0.0%		Rights	14,200	12,335
0.0%		Warrants	2,194	2,243
0.2%		Other Investment Company	469,173	634,600
0.1%		Short-Term Investment	462,298	462,298

99.4%		Total Investments	323,198,177	389,733,185
4.0%		Collateral Invested for Securities on Loan	15,870,259	15,870,259
(3	.4)%	Other Assets and Liabilities, Net		(13,494,918)

100.0%		Total Net Assets		392,108,526

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 5.0%

Banks 1.8%
Australia & New Zealand Banking Group Ltd.	57,055	1,519,789
Bank of Queensland Ltd.	6,320	68,387
Bendigo & Adelaide Bank Ltd.	9,146	93,861
Commonwealth Bank of Australia	30,912	1,824,820
National Australia Bank Ltd.	63,722	1,897,180
Westpac Banking Corp.	63,088	1,722,311

		7,126,348

Capital Goods 0.0%
CSR Ltd.	22,388	73,806
Leighton Holdings Ltd.	3,265	86,984

		160,790

Commercial & Professional Supplies 0.1%
Brambles Ltd.	25,860	191,526

Consumer Services 0.1%
TABCORP Holdings Ltd.	25,836	216,576
Tatts Group Ltd.	47,607	121,253

		337,829

Diversified Financials 0.1%
ASX Ltd.	2,021	71,271
BGP Holdings plc (a)(b)*	453,854	—
Macquarie Group Ltd.	9,911	383,170

		454,441

Energy 0.3%
Caltex Australia Ltd.	6,202	96,655
Origin Energy Ltd.	14,846	266,324
Santos Ltd.	12,134	201,648
Woodside Petroleum Ltd.	6,456	331,984
WorleyParsons Ltd.	3,150	105,189

		1,001,800

Food & Staples Retailing 0.5%
Metcash Ltd.	28,906	128,772
Wesfarmers Ltd.	20,613	755,127
Wesfarmers Ltd., Price Protected Shares	3,047	112,660
Woolworths Ltd.	26,196	762,332

		1,758,891

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	8,311	108,938
Foster’s Group Ltd.	31,355	193,519
Goodman Fielder Ltd.	58,475	69,011

		371,468

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	7,143	98,250

Insurance 0.4%
AMP Ltd.	63,381	381,259
Insurance Australia Group Ltd.	58,371	228,854
QBE Insurance Group Ltd.	26,804	550,667
Suncorp Group Ltd.	47,244	432,306

		1,593,086

Materials 0.9%
Amcor Ltd.	29,045	223,258
BHP Billiton Ltd.	40,526	2,051,814
BlueScope Steel Ltd.	97,434	185,585
Boral Ltd.	19,269	104,076
Incitec Pivot Ltd.	25,024	103,568
Newcrest Mining Ltd.	2,836	129,165
OneSteel Ltd.	46,726	109,539
Orica Ltd.	6,338	185,158
Rio Tinto Ltd.	3,809	344,812
Sims Metal Management Ltd.	5,945	114,098

		3,551,073

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	4,588	173,131

Real Estate 0.4%
CFS Retail Property Trust	35,549	69,793
Dexus Property Group	112,150	108,454
Goodman Group	126,234	98,475
GPT Group	42,550	147,810
Lend Lease Corp., Ltd.	16,280	155,682
Mirvac Group	97,415	135,927
Stockland	63,783	264,804
Westfield Group	61,358	608,042

		1,588,987

Software & Services 0.0%
Computershare Ltd.	6,635	70,605

Telecommunication Services 0.2%
Telstra Corp., Ltd.	188,331	601,548

Transportation 0.1%
Asciano Ltd.	42,876	77,839

See financial notes 27

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MAP Group	26,805	86,882
Qantas Airways Ltd. *	59,652	138,257
Toll Holdings Ltd.	19,133	118,459
Transurban Group	15,306	89,075

		510,512

Utilities 0.0%
AGL Energy Ltd.	7,532	120,203

		19,710,488

Austria 0.5%

Banks 0.1%
Erste Group Bank AG	8,376	422,880
Raiffeisen Bank International	1,412	77,817

		500,697

Capital Goods 0.0%
Wienerberger AG *	5,067	108,351

Energy 0.1%
OMV AG	7,345	334,862

Insurance 0.0%
Vienna Insurance Group AG	1,145	68,299

Materials 0.1%
Voestalpine AG	6,547	322,095

Real Estate 0.1%
Immofinanz AG *	35,824	170,261

Telecommunication Services 0.1%
Telekom Austria AG	15,461	239,001

		1,743,566

Belgium 0.9%

Banks 0.2%
Dexia S.A. *	86,703	345,327
KBC GROEP N.V. *	10,057	409,390

		754,717

Capital Goods 0.0%
Bekaert N.V.	582	72,809

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A. (c)	2,129	210,975

Food & Staples Retailing 0.1%
Colruyt S.A.	1,194	68,878
Delhaize Group	5,306	459,083

		527,961

Food, Beverage & Tobacco 0.2%
Anheuser-Busch InBev N.V.	9,768	623,373

Health Care Equipment & Services 0.0%
Agfa Gevaert N.V. *	15,446	68,837

Insurance 0.1%
Ageas	183,577	556,494

Materials 0.1%
Solvay S.A.	1,444	208,195
Umicore	2,904	166,452

		374,647

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	3,918	189,291

Retailing 0.0%
S.A. D’Ieteren N.V.	925	67,182

Telecommunication Services 0.1%
Belgacom S.A. (c)	6,351	249,722

		3,696,008

Canada 5.7%

Automobiles & Components 0.1%
Magna International, Inc.	7,018	360,635

Banks 1.6%
Bank of Montreal	13,813	907,192
Bank of Nova Scotia	19,148	1,167,519
Canadian Imperial Bank of Commerce	8,177	707,899
National Bank of Canada	3,330	275,720
Royal Bank of Canada	28,144	1,772,850
The Toronto-Dominion Bank	16,259	1,407,744

		6,238,924

Capital Goods 0.1%
Bombardier, Inc., Class A	8,500	63,336
Bombardier, Inc., Class B	30,068	224,044
Finning International, Inc.	3,180	93,267
SNC-Lavalin Group, Inc.	1,400	84,697
Superior Plus Corp.	6,000	69,820

		535,164

Diversified Financials 0.1%
CI Financial Corp.	4,200	102,808
IGM Financial, Inc.	2,320	119,341
Onex Corp.	5,361	201,147

		423,296

Energy 1.3%
Cameco Corp.	2,700	79,703
Canadian Natural Resources Ltd.	11,100	522,180
Cenovus Energy, Inc.	8,809	338,711
Crescent Point Energy Corp.	2,000	90,810
Enbridge, Inc.	5,719	371,737
Encana Corp.	27,409	920,924
Husky Energy, Inc.	6,967	217,960
Imperial Oil Ltd.	4,023	212,599
Nexen, Inc.	9,426	249,361
Pembina Pipeline Corp.	2,800	68,213
Precision Drilling Corp. *	9,200	139,339
Suncor Energy, Inc.	15,145	698,064
Talisman Energy, Inc.	15,481	373,874
TransCanada Corp.	14,135	608,187
Vermilion Energy, Inc.	1,200	64,430

		4,956,092

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	3,937	103,403
Empire Co., Ltd, Class A	1,533	87,008
George Weston Ltd.	2,305	165,149
Loblaw Cos., Ltd.	3,764	158,652
Metro, Inc., Class A	3,140	153,656
Shoppers Drug Mart Corp.	3,959	172,394

		840,262

28 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	1,700	80,926
Viterra, Inc.	9,900	118,969

		199,895

Insurance 0.7%
Fairfax Financial Holdings Ltd.	562	226,962
Great-West Lifeco, Inc.	6,920	199,303
Industrial Alliance Insurance & Financial Services, Inc.	2,000	85,948
Intact Financial Corp.	2,423	122,923
Manulife Financial Corp.	53,648	963,356
Power Corp. of Canada	17,215	518,006
Power Financial Corp.	8,314	276,533
Sun Life Financial, Inc.	17,390	569,221

		2,962,252

Materials 0.5%
Agrium, Inc.	1,612	146,113
Barrick Gold Corp.	7,458	380,881
First Quantum Minerals Ltd.	500	71,252
Goldcorp, Inc.	5,610	313,600
Kinross Gold Corp.	6,353	100,719
Methanex Corp.	2,200	71,128
Potash Corp. of Saskatchewan, Inc.	4,042	228,341
Sherritt International Corp.	8,000	67,642
Sino-Forest Corp. *	3,000	74,544
Teck Resources Ltd., Class B	6,957	378,163
Yamana Gold, Inc.	7,876	100,391

		1,932,774

Media 0.1%
Groupe Aeroplan, Inc.	4,600	63,058
Quebecor, Inc., Class B	1,892	67,209
Shaw Communications, Inc., Class B	7,577	160,005
Thomson Reuters Corp.	7,407	300,304

		590,576

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc.	2,200	116,028

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	11,455	385,728
Brookfield Properties Corp.	6,291	124,470
H&R Real Estate Investment Trust	3,000	69,439
RioCan Real Estate Investment Trust	3,472	93,025

		672,662

Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	2,219	141,422
RONA, Inc.	5,500	80,394

		221,816

Software & Services 0.0%
CGI Group, Inc., Class A *	4,217	92,260

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	9,212	101,939
Research In Motion Ltd. *	4,706	229,244

		331,183

Telecommunication Services 0.2%
BCE, Inc.	7,153	268,082
Rogers Communications, Inc., Class B	8,004	302,936
Telus Corp.	2,378	125,315
Telus Corp. - Non Voting Shares	1,231	61,944

		758,277

Transportation 0.2%
Canadian National Railway Co.	6,323	490,456
Canadian Pacific Railway Ltd.	2,732	181,190

		671,646

Utilities 0.1%
ATCO Ltd., Class I	1,433	88,223
Canadian Utilities Ltd., Class A	1,680	95,227
Emera, Inc.	2,200	73,244
Fortis, Inc.	3,300	113,319
TransAlta Corp.	6,569	146,356

		516,369

		22,420,111

China 0.0%

Technology Hardware & Equipment 0.0%
Kingboard Chemical Holdings Ltd.	13,500	74,083

Denmark 0.7%

Banks 0.2%
Danske Bank A/S *	31,738	762,172
Jyske Bank A/S - Reg’d *	1,938	96,319

		858,491

Capital Goods 0.1%
FLSmidth & Co. A/S *	773	69,721
Vestas Wind Systems A/S *	5,245	185,856

		255,577

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	2,025	240,276
Danisco A/S	1,157	153,390

		393,666

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Novo Nordisk A/S, Class B	2,547	322,433

Transportation 0.2%
AP Moller - Maersk A/S, Series A	19	186,854
AP Moller - Maersk A/S, Series B	49	496,619
DSV A/S	3,118	81,535

		765,008

		2,595,175

Finland 1.2%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	1,868	96,810

Capital Goods 0.2%
Kone Oyj, Class B	2,065	129,341
Metso Corp. Oyj	3,747	230,115
Outotec Oyj	1,156	73,310
Wartsila Oyj	2,137	84,004
YIT Oyj (c)	3,140	94,201

		610,971

See financial notes 29

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
Pohjola Bank plc, Class A	5,001	74,217

Energy 0.0%
Neste Oil Oyj	7,441	140,821

Food & Staples Retailing 0.0%
Kesko Oyj, Class B	2,905	150,758

Insurance 0.1%
Sampo Oyj, Class A	14,878	500,884

Materials 0.3%
Huhtamaki Oyj	4,270	59,703
Outokumpu Oyj	6,812	113,481
Rautaruukki Oyj (c)	5,166	134,047
Stora Enso Oyj, Class R (c)	22,359	269,565
UPM-Kymmene Oyj	20,528	421,055

		997,851

Technology Hardware & Equipment 0.5%
Nokia Corp. Oyj	197,550	1,819,907

Telecommunication Services 0.0%
Elisa Oyj	4,815	115,911

Utilities 0.1%
Fortum Oyj	10,664	367,148

		4,875,278

France 11.4%

Automobiles & Components 0.6%
Cie Generale des Etablissements Michelin, Class B	4,195	420,482
Faurecia *	2,509	103,466
PSA Peugeot Citroen S.A. *	19,887	902,531
Renault S.A. *	12,772	777,698
Valeo S.A. *	2,733	174,084

		2,378,261

Banks 1.5%
BNP Paribas	36,572	2,891,179
Credit Agricole S.A.	49,584	824,777
Natixis *	31,529	181,237
Societe Generale	28,975	1,936,336

		5,833,529

Capital Goods 1.4%
Alstom S.A.	7,038	467,940
Bouygues S.A. (c)	13,147	654,265
Compagnie de Saint-Gobain	19,351	1,335,211
Eiffage S.A. (c)	3,086	213,321
Legrand S.A.	3,033	138,482
Nexans S.A.	1,413	149,755
Rexel S.A. *	2,604	71,295
Safran S.A. (c)	3,823	148,316
Schneider Electric S.A. (c)	4,698	830,009
Thales S.A.	3,103	137,061
Vallourec S.A.	3,015	376,141
Vinci S.A.	14,204	948,139
Wendel	660	82,614
Zodiac Aerospace	966	75,815

		5,628,364

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	1,651	264,849
LVMH Moet Hennessy Louis Vuitton S.A.	4,273	767,163

		1,032,012

Consumer Services 0.1%
Accor S.A.	6,572	292,047
Sodexo	3,249	253,109

		545,156

Diversified Financials 0.0%
Eurazeo	971	80,801

Energy 1.6%
Bourbon S.A.	1,304	61,804
Compagnie Generale de Geophysique-Veritas *	3,726	131,259
Technip S.A.	1,904	214,828
Total S.A.	89,792	5,750,402

		6,158,293

Food & Staples Retailing 0.5%
Carrefour S.A.	31,416	1,488,555
Casino Guichard-Perrachon S.A. (c)	2,208	232,328
Rallye S.A.	1,609	84,606

		1,805,489

Food, Beverage & Tobacco 0.3%
DANONE S.A.	11,634	851,798
Pernod Ricard S.A.	4,512	453,211

		1,305,009

Health Care Equipment & Services 0.0%
Essilor International S.A.	2,211	185,132

Household & Personal Products 0.1%
L’Oreal S.A. (c)	4,003	507,435

Insurance 0.9%
AXA S.A. (c)	133,902	3,001,821
CNP Assurances	11,188	256,741
SCOR SE	6,224	189,998

		3,448,560

Materials 0.5%
Air Liquide S.A.	4,752	702,127
Arkema	1,619	168,619
Eramet	180	70,848
Imerys S.A.	921	71,337
Lafarge S.A.	10,626	752,344
Rhodia S.A.	2,892	134,603

		1,899,878

Media 0.6%
Lagardere S.C.A.	5,879	258,122
Metropole Television S.A.	3,067	81,374
PagesJaunes Groupe (c)	7,103	74,032
Publicis Groupe	2,276	128,936
Societe Television Francaise 1	4,626	86,845
Vivendi	54,060	1,695,047

		2,324,356

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	40,335	3,191,184

Real Estate 0.2%
Fonciere des Regions	603	68,430
Klepierre	1,948	80,052

30 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Unibail-Rodamco SE (c)	2,188	511,894

		660,376

Retailing 0.1%
PPR	3,128	559,243

Software & Services 0.1%
Atos Origin S.A. *	1,817	111,951
Cap Gemini	4,400	266,512

		378,463

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	66,185	428,875
Neopost S.A.	780	74,451

		503,326

Telecommunication Services 0.7%
France Telecom S.A.	110,659	2,593,223

Transportation 0.1%
Air France-KLM *	14,287	252,170
Groupe Eurotunnel S.A. - Reg’d	6,816	74,106

		326,276

Utilities 0.9%
EDF S.A.	8,469	356,237
GDF Suez (c)	49,120	2,008,481
Suez Environnement Co.	12,295	283,280
Veolia Environnement	25,555	853,531

		3,501,529

		44,845,895

Germany 8.7%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	9,502	894,600
Continental AG *	2,100	210,559
Daimler AG - Reg’d	38,518	2,976,914
Volkswagen AG *	1,002	178,435

		4,260,508

Banks 0.1%
Commerzbank AG (c)*	48,459	308,366

Capital Goods 0.9%
Bilfinger Berger SE *	1,355	130,444
GEA Group AG	3,592	131,191
Hochtief AG	1,819	172,347
MAN SE *	3,106	432,710
Siemens AG - Reg’d	16,941	2,464,217
Tognum AG	2,811	107,835

		3,438,744

Consumer Durables & Apparel 0.1%
Adidas AG	3,877	288,927

Consumer Services 0.1%
TUI AG *	21,150	270,011

Diversified Financials 0.6%
Deutsche Bank AG - Reg’d	34,044	2,217,262
Deutsche Boerse AG	3,776	313,478

		2,530,740

Food & Staples Retailing 0.1%
Metro AG	7,369	540,824

Health Care Equipment & Services 0.1%
Celesio AG	5,908	143,507
Fresenius Medical Care AG & Co. KGaA	3,018	237,357
Fresenius SE & Co. KGaA	1,981	208,053

		588,917

Household & Personal Products 0.1%
Beiersdorf AG	1,194	77,761
Henkel AG & Co. KGaA	2,163	122,799

		200,560

Insurance 1.3%
Allianz SE - Reg’d	21,245	3,337,824
Hannover Rueckversicherung AG - Reg’d	2,002	121,072
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	10,163	1,677,649

		5,136,545

Materials 1.3%
Aurubis AG	2,305	136,227
BASF SE *	24,170	2,481,870
HeidelbergCement AG	6,427	491,454
K&S AG	2,047	165,326
Lanxess AG	1,851	169,356
Linde AG	2,365	425,619
Salzgitter AG	2,225	174,463
Symrise AG	2,320	76,363
ThyssenKrupp AG	17,698	813,669

		4,934,347

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg’d	17,373	1,525,254
Merck KGaA	1,203	127,436

		1,652,690

Retailing 0.0%
Douglas Holding AG	1,347	78,967
Praktiker Bau- und Heimwerkermaerkte Holding AG	5,228	61,879

		140,846

Semiconductors & Semiconductor Equipment 0.0%
Infineon Technologies AG	15,074	170,902

Software & Services 0.1%
SAP AG	8,666	558,351

Technology Hardware & Equipment 0.0%
Wincor Nixdorf AG	757	62,566

Telecommunication Services 0.9%
Deutsche Telekom AG - Reg’d	199,417	3,295,615
Freenet AG	5,277	67,105

		3,362,720

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d (c)*	14,411	326,953
Deutsche Post AG - Reg’d *	48,900	966,440

		1,293,393

Utilities 1.2%
E.ON AG	95,536	3,265,334
RWE AG	19,124	1,247,881

		4,513,215

		34,253,172

See financial notes 31

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Greece 0.4%

Banks 0.2%
Alpha Bank A.E. *	35,781	208,594
EFG Eurobank Ergasias *	31,145	175,305
National Bank of Greece S.A. *	47,138	364,497
Piraeus Bank S.A. *	71,024	115,616

		864,012

Consumer Services 0.1%
OPAP S.A.	11,516	243,839

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co., S.A.	2,785	77,012

Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A. (OTE)	23,740	281,586

Utilities 0.0%
Public Power Corp. S.A.	7,167	118,590

		1,585,039

Hong Kong 1.6%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	80,000	251,482
Hang Seng Bank Ltd.	15,100	236,015
The Bank of East Asia Ltd.	38,070	157,623

		645,120

Capital Goods 0.3%
Hutchison Whampoa Ltd.	70,000	800,555
Jardine Matheson Holdings Ltd.	4,000	192,411
Jardine Strategic Holdings Ltd.	2,500	71,002

		1,063,968

Consumer Durables & Apparel 0.0%
Yue Yuen Industrial (Holdings) Ltd.	22,500	77,730

Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	3,800	86,899

Food, Beverage & Tobacco 0.0%
Chaoda Modern Agriculture (Holdings) Ltd.	95,320	59,511

Insurance 0.1%
AIA Group Ltd. *	110,800	373,672

Real Estate 0.6%
Cheung Kong (Holdings) Ltd.	26,500	418,235
Hang Lung Group Ltd.	16,000	107,816
Hang Lung Properties Ltd.	27,000	120,397
Henderson Land Development Co., Ltd.	21,569	148,045
Hongkong Land Holdings Ltd.	26,000	194,979
Kerry Properties Ltd.	14,000	74,862
New World Development Co., Ltd.	92,000	161,911
Sino Land Co., Ltd.	48,000	84,651
Sun Hung Kai Properties Ltd.	32,600	510,598
Swire Pacific Ltd., Class A	19,000	290,798
The Link REIT	36,500	115,034
The Wharf Holdings Ltd.	23,000	168,780

		2,396,106

Retailing 0.1%
Esprit Holdings Ltd.	43,684	182,308
Li & Fung Ltd.	28,000	143,301

		325,609

Telecommunication Services 0.0%
PCCW Ltd.	287,000	113,961

Transportation 0.1%
Cathay Pacific Airways Ltd.	39,800	99,452
MTR Corp., Ltd.	24,000	87,630
Orient Overseas International Ltd.	9,500	72,906
Pacific Basin Shipping Ltd.	122,000	75,856

		335,844

Utilities 0.2%
CLP Holdings Ltd.	42,000	345,461
Hong Kong & China Gas Co., Ltd.	54,219	134,661
Power Assets Holdings Ltd.	28,500	199,573

		679,695

		6,158,115

Ireland 0.4%

Banks 0.1%
Anglo Irish Bank Corp., Ltd. (a)(b)*	9,106	—
The Governor & Company of the Bank of Ireland *	397,011	161,640

		161,640

Capital Goods 0.0%
DCC	2,912	97,045

Food, Beverage & Tobacco 0.0%
Kerry Group plc, Class A	2,184	90,575

Materials 0.2%
CRH plc	26,628	660,996
Smurfit Kappa Group plc *	5,785	78,756

		739,752

Media 0.1%
WPP plc	32,147	421,076

Transportation 0.0%
Ryanair Holdings plc	14,633	75,298

		1,585,386

Israel 0.3%

Banks 0.1%
Bank Hapoalim B.M. *	63,692	334,939
Bank Leumi Le-Israel	15,399	80,117

		415,056

Materials 0.0%
Israel Chemicals Ltd.	5,800	102,944

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Teva Pharmaceutical Industries Ltd.	9,847	452,431

Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	55,815	165,815
Cellcom Israel Ltd.	2,004	64,435

		230,250

		1,200,681

32 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Italy 5.1%

Automobiles & Components 0.2%
Fiat S.p.A. (c)	73,567	785,588
Pirelli & C. S.p.A.	12,811	133,371

		918,959

Banks 1.5%
Banca Carige S.p.A. (Cassa di Risparmio di Genova e Imperia)	25,944	62,884
Banca Monte dei Paschi di Siena S.p.A. (c)*	193,037	261,571
Banca Piccolo Credito Valtellinese Scarl	14,448	68,855
Banca Popolare dell’Emilia Romagna Scrl	12,472	152,490
Banca Popolare di Milano Scarl	40,046	137,050
Banca Popolare di Sondrio Scarl	8,973	77,830
Banco Popolare Societa Cooperativa	118,946	352,813
Intesa Sanpaolo	523,578	1,739,039
UniCredit S.p.A.	1,087,342	2,800,244
Unione di Banche Italiane S.C.P.A.	39,807	356,822

		6,009,598

Capital Goods 0.2%
Fiat Industrial S.p.A. *	17,479	259,667
Finmeccanica S.p.A.	24,794	335,004
Prysmian S.p.A.	4,924	116,232

		710,903

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	2,020	66,778

Diversified Financials 0.1%
EXOR S.p.A.	1,513	54,594
Mediobanca S.p.A.	21,552	245,462

		300,056

Energy 1.0%
Eni S.p.A.	133,615	3,577,359
ERG S.p.A.	4,494	66,434
Saipem S.p.A.	3,769	214,076
Saras S.p.A. *	23,836	59,846
Tenaris S.A.	7,112	179,601

		4,097,316

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A. *	49,835	188,694

Insurance 0.5%
Assicurazioni Generali S.p.A.	70,338	1,685,602
Fondiaria-Sai S.p.A. (c)	13,562	126,065
Fondiaria-Sai S.p.A. - RSP	12,063	67,893
Unipol Gruppo Finanziario S.p.A.	142,474	115,251

		1,994,811

Materials 0.1%
Buzzi Unicem S.p.A.	4,515	69,823
Italcementi S.p.A.	7,983	87,512
Italcementi S.p.A. - RSP	9,504	53,797

		211,132

Media 0.1%
Mediaset S.p.A.	41,012	273,240

Telecommunication Services 0.5%
Telecom Italia S.p.A.	996,238	1,497,971
Telecom Italia S.p.A. - RSP	450,367	580,755

		2,078,726

Transportation 0.1%
Atlantia S.p.A.	9,622	236,820

Utilities 0.8%
A2A S.p.A.	74,814	135,123
Enel S.p.A.	362,825	2,587,426
Snam Rete Gas S.p.A.	28,116	174,884
Terna - Rete Elettrica Nationale S.p.A.	29,926	149,824

		3,047,257

		20,134,290

Japan 14.6%

Automobiles & Components 1.9%
Aisin Seiki Co., Ltd.	4,800	169,304
Bridgestone Corp.	19,600	432,894
Daihatsu Motor Co., Ltd.	6,000	96,922
Denso Corp.	9,700	324,624
Fuji Heavy Industries Ltd.	18,000	133,979
Honda Motor Co., Ltd.	34,800	1,337,855
Isuzu Motors Ltd.	32,000	137,240
Mazda Motor Corp.	96,000	220,444
Mitsubishi Motors Corp. *	129,000	158,270
Nissan Motor Co., Ltd.	84,700	814,942
Nok Corp.	3,400	58,115
Stanley Electric Co., Ltd.	3,200	53,782
Suzuki Motor Corp.	13,800	328,534
The Yokohama Rubber Co., Ltd.	12,000	61,374
Toyota Industries Corp.	3,900	118,219
Toyota Motor Corp.	75,300	3,003,802
Yamaha Motor Co., Ltd. *	8,000	153,777

		7,604,077

Banks 1.4%
Chuo Mitsui Trust Holdings, Inc.	82,150	282,821
Fukuoka Financial Group, Inc.	29,000	120,506
Hokuhoku Financial Group, Inc.	34,000	64,887
Mitsubishi UFJ Financial Group, Inc.	406,934	1,953,115
Mizuho Financial Group, Inc.	546,416	865,712
Resona Holdings, Inc.	17,158	81,348
Shinsei Bank Ltd.	88,000	105,826
Sumitomo Mitsui Financial Group, Inc.	38,410	1,193,086
The Bank of Kyoto Ltd.	8,000	74,136
The Bank of Yokohama Ltd.	26,000	128,805
The Chiba Bank Ltd.	16,000	94,730
The Chugoku Bank Ltd.	6,000	69,926
The Gunma Bank, Ltd.	10,000	54,130
The Hachijuni Bank Ltd.	12,000	71,637
The Joyo Bank Ltd.	15,000	60,542
The Shizuoka Bank Ltd.	12,000	109,339
Yamaguchi Financial Group, Inc.	6,000	54,192

		5,384,738

Capital Goods 2.2%
Amada Co., Ltd.	8,000	64,247
Asahi Glass Co., Ltd.	19,000	241,230
Daikin Industries Ltd.	4,500	143,338

See financial notes 33

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fanuc Corp.	1,200	200,879
Fuji Electric Holdings Co., Ltd.	23,000	72,454
Fujikura Ltd.	18,000	93,282
Furukawa Electric Co., Ltd.	25,000	99,334
Hankyu Hanshin Holdings, Inc.	35,000	155,048
Hanwa Co., Ltd.	25,000	106,859
IHI Corp.	41,000	104,321
ITOCHU Corp.	39,000	406,268
JGC Corp.	3,000	75,109
JS Group Corp.	6,100	147,021
JTEKT Corp.	10,100	131,202
Kajima Corp.	53,000	151,972
Kanematsu Corp. *	64,000	63,600
Kawasaki Heavy Industries Ltd.	32,000	132,254
Kinden Corp.	8,000	68,201
Komatsu Ltd.	14,000	493,631
Kubota Corp.	13,000	124,646
Makita Corp.	1,900	87,364
Marubeni Corp.	48,000	350,670
Minebea Co., Ltd.	10,000	54,116
Mitsubishi Corp.	31,300	849,096
Mitsubishi Electric Corp.	36,000	400,798
Mitsubishi Heavy Industries Ltd.	122,000	582,958
Mitsui & Co., Ltd.	38,200	679,772
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	59,589
NGK Insulators Ltd.	4,000	69,405
Nidec Corp.	1,100	96,150
Nippon Sheet Glass Co., Ltd.	36,000	106,006
NSK Ltd.	10,000	88,741
NTN Corp.	14,000	67,229
Obayashi Corp.	29,000	122,337
Shimizu Corp.	32,000	135,204
SMC Corp.	600	109,605
Sojitz Corp.	199,300	384,594
Sumitomo Corp.	34,100	470,404
Sumitomo Electric Industries Ltd.	18,900	263,148
Sumitomo Heavy Industries Ltd.	11,000	72,539
Taisei Corp.	58,000	135,871
Toto Ltd.	8,000	62,817
Toyota Tsusho Corp.	11,200	186,749

		8,510,058

Commercial & Professional Supplies 0.2%
Dai Nippon Printing Co., Ltd.	21,000	251,916
Secom Co., Ltd.	3,200	158,731
Toppan Printing Co., Ltd.	24,000	188,652

		599,299

Consumer Durables & Apparel 0.9%
Casio Computer Co., Ltd.	7,500	59,640
Haseko Corp. *	71,000	47,583
NAMCO BANDAI Holdings, Inc.	5,700	62,948
Nikon Corp.	5,000	104,788
Panasonic Corp.	110,050	1,353,213
Sankyo Co., Ltd.	1,100	57,206
Sega Sammy Holdings, Inc.	4,200	73,568
Sekisui Chemical Co., Ltd.	14,000	117,459
Sekisui House Ltd.	19,000	184,181
Sharp Corp.	39,000	358,824
Sony Corp.	32,400	914,829
Sumitomo Forestry Co., Ltd.	7,400	64,857
Yamaha Corp.	6,200	77,544

		3,476,640

Consumer Services 0.0%
Benesse Holdings, Inc.	1,400	58,231

Diversified Financials 0.3%
Aiful Corp. (c)*	58,400	67,980
Credit Saison Co., Ltd.	7,100	119,055
Daiwa Securities Group, Inc.	52,000	224,433
Nomura Holdings, Inc.	90,200	460,790
ORIX Corp.	3,130	307,507
Promise Co., Ltd.	10,000	85,379
SBI Holdings, Inc.	539	58,107

		1,323,251

Energy 0.3%
Cosmo Oil Co., Ltd.	60,000	198,055
Idemitsu Kosan Co., Ltd.	1,600	189,217
Inpex Corp.	56	430,516
Showa Shell Sekiyu K.K.	8,900	97,100
TonenGeneral Sekiyu K.K.	13,000	161,288

		1,076,176

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	34,800	419,289
Lawson, Inc.	1,700	83,409
Seven & i Holdings Co., Ltd.	22,200	558,687
Uny Co., Ltd.	10,200	89,385

		1,150,770

Food, Beverage & Tobacco 0.3%
Ajinomoto Co., Inc.	15,000	166,818
Asahi Breweries Ltd.	9,700	182,223
Japan Tobacco, Inc.	81	314,790
Kirin Holdings Co., Ltd.	22,000	309,570
Meiji Holdings Co., Ltd.	2,800	119,588
Nippon Meat Packers, Inc.	7,000	96,969
Nisshin Seifun Group, Inc.	5,000	62,589
Nissin Foods Holdings Co., Ltd.	1,800	63,805
Yakult Honsha Co., Ltd.	2,400	66,659

		1,383,011

Health Care Equipment & Services 0.1%
Alfresa Holdings Corp.	3,200	113,000
Medipal Holdings Corp.	16,800	139,721
Olympus Corp.	4,500	127,363
Suzuken Co., Ltd.	3,100	77,505
Terumo Corp.	1,400	78,078

		535,667

Household & Personal Products 0.1%
Kao Corp.	12,000	300,390
Shiseido Co., Ltd.	6,000	99,801

		400,191

Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	14,690	344,008
T&D Holdings, Inc.	7,200	177,792
The Dai-ichi Life Insurance Co., Ltd.	290	479,009
Tokio Marine Holdings, Inc.	14,700	411,224

		1,412,033

Materials 1.3%
Asahi Kasei Corp.	31,000	214,280

34 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daicel Chemical Industries Ltd.	12,000	77,396
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	61,639
DIC Corp.	34,000	81,505
Dowa Holdings Co., Ltd.	10,000	65,582
JFE Holdings, Inc.	19,200	525,547
JSR Corp.	3,400	71,529
Kobe Steel Ltd.	92,000	228,296
Kuraray Co., Ltd.	8,000	116,540
Mitsubhishi Gas Chemical Co., Inc.	10,000	78,344
Mitsubishi Chemical Holdings Corp.	39,500	267,470
Mitsubishi Materials Corp.	38,000	131,918
Mitsui Chemicals, Inc.	42,000	153,885
Mitsui Mining & Smelting Co., Ltd.	20,000	71,602
Nippon Paper Group, Inc.	5,543	111,375
Nippon Steel Corp.	191,000	597,456
Nisshin Steel Co., Ltd.	34,000	67,867
Nitto Denko Corp.	2,000	107,113
Oji Paper Co., Ltd.	34,000	152,658
Shin-Etsu Chemical Co., Ltd.	6,800	353,759
Showa Denko K.K.	48,000	95,794
Sumitomo Chemical Co., Ltd.	43,000	228,675
Sumitomo Metal Industries Ltd.	128,000	270,782
Sumitomo Metal Mining Co., Ltd.	11,000	196,411
Taiheiyo Cement Corp. (c)	60,000	102,871
Taiyo Nippon Sanso Corp.	8,000	64,617
Teijin Ltd.	24,000	115,019
Toray Industries, Inc.	25,000	185,440
Tosoh Corp.	23,000	88,974
Toyo Seikan Kaisha Ltd.	6,100	103,701
Ube Industries Ltd.	24,000	76,764

		5,064,809

Media 0.0%
Dentsu, Inc.	3,701	98,427
Hakuhodo Dy Holdings, Inc.	1,330	69,644

		168,071

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Astellas Pharma, Inc.	8,300	317,004
Chugai Pharmaceutical Co., Ltd.	3,300	54,717
Daiichi Sankyo Co., Ltd.	12,100	237,758
Eisai Co., Ltd.	4,900	178,178
Ono Pharmaceutical Co., Ltd.	1,800	91,376
Otsuka Holdings K.K.	7,900	211,537
Shionogi & Co., Ltd.	4,000	64,845
Taisho Pharmaceutical Co., Ltd.	4,000	94,333
Takeda Pharmaceutical Co., Ltd.	13,700	663,941

		1,913,689

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	1,500	120,000
Daiwa House Industry Co., Ltd.	17,000	205,975
Mitsubishi Estate Co., Ltd.	13,000	227,497
Mitsui Fudosan Co., Ltd.	16,000	277,684
Sumitomo Realty & Development Co., Ltd.	7,500	155,244
Tokyu Land Corp.	13,000	56,160

		1,042,560

Retailing 0.2%
Edion Corp.	5,800	50,052
Fast Retailing Co., Ltd.	600	94,606
Isetan Mitsukoshi Holdings Ltd.	11,300	109,085
J. Front Retailing Co., Ltd.	20,000	86,912
Marui Group Co., Ltd.	8,300	57,341
Takashimaya Co., Ltd.	11,000	75,213
Yamada Denki Co., Ltd.	2,660	186,881

		660,090

Semiconductors & Semiconductor Equipment 0.1%
Elpida Memory, Inc. *	5,600	83,910
Rohm Co., Ltd.	3,000	180,678
Tokyo Electron Ltd.	2,000	115,788

		380,376

Software & Services 0.2%
Nintendo Co., Ltd.	1,930	456,665
Nomura Research Institute Ltd.	3,200	68,793
NTT Data Corp.	31	102,721

		628,179

Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	7,600	76,003
Brother Industries Ltd.	6,100	93,407
Canon, Inc.	29,000	1,365,684
FUJIFILM Holdings Corp.	12,100	376,163
Fujitsu Ltd.	71,000	406,807
Hitachi Ltd.	153,000	830,442
Hoya Corp.	8,100	174,455
Ibiden Co., Ltd.	2,200	74,278
Keyence Corp.	330	87,205
Konica Minolta Holdings, Inc.	15,900	140,016
Kyocera Corp.	3,600	397,206
Murata Manufacturing Co., Ltd.	3,200	231,118
NEC Corp. *	190,000	400,765
Nippon Electric Glass Co., Ltd.	7,000	105,985
OMRON Corp.	4,600	126,521
Ricoh Co., Ltd.	23,000	253,817
Seiko Epson Corp.	7,900	137,465
TDK Corp.	2,200	113,509
Toshiba Corp.	96,000	511,189

		5,902,035

Telecommunication Services 0.8%
KDDI Corp.	109	727,692
Nippon Telegraph & Telephone Corp.	23,004	1,071,925
NTT DoCoMo, Inc.	465	862,749
SOFTBANK Corp.	8,300	350,234

		3,012,600

Transportation 0.6%
All Nippon Airways Co., Ltd.	20,000	58,784
Central Japan Railway Co.	45	340,230
East Japan Railway Co.	8,918	495,667
Kawasaki Kisen Kaisha Ltd.	29,000	97,248
Keio Corp.	11,100	62,345
Kintetsu Corp. (c)	33,000	98,818
Mitsui O.S.K. Lines Ltd.	40,000	223,101
Nagoya Railroad Co., Ltd.	29,000	76,199
Nippon Express Co., Ltd.	44,000	175,313
Nippon Yusen Kabushiki Kaisha	60,000	221,810
Odakyu Electric Railway Co., Ltd.	9,000	72,726
Seino Holdings Co., Ltd.	8,000	60,096
Tobu Railway Co., Ltd.	17,000	66,381
Tokyu Corp.	34,000	140,652
West Japan Railway Co.	54	196,924

See financial notes 35

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yamato Holdings Co., Ltd.	10,000	159,656

		2,545,950

Utilities 0.7%
Chubu Electric Power Co., Inc.	21,400	468,921
Electric Power Development Co., Ltd.	6,200	162,659
Hokkaido Electric Power Co., Inc.	5,900	106,979
Hokuriku Electric Power Co.	5,000	101,408
Kyushu Electric Power Co., Inc.	14,700	271,774
Osaka Gas Co., Ltd.	54,000	199,273
Shikoku Electric Power Co., Inc.	4,300	109,135
The Chugoku Electric Power Co., Inc.	10,100	179,389
The Kansai Electric Power Co., Inc.	23,800	501,285
The Tokyo Electric Power Co., Inc.	39,100	209,690
Toho Gas Co., Ltd.	13,000	60,883
Tohoku Electric Power Co., Inc.	14,400	211,481
Tokyo Gas Co., Ltd.	59,000	263,231

		2,846,108

		57,078,609

Luxembourg 0.5%

Materials 0.5%
APERAM	3,287	138,388
ArcelorMittal	43,194	1,596,272

		1,734,660

Media 0.0%
SES FDR	5,647	148,290

		1,882,950

Netherlands 3.9%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	10,831	335,122
Imtech N.V.	1,829	69,460
Koninklijke BAM Groep N.V.	15,485	123,633
Koninklijke Boskalis Westminster N.V.	1,290	68,557
Koninklijke Philips Electronics N.V.	27,554	816,095

		1,412,867

Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	2,748	154,604
USG People N.V. *	3,144	62,238

		216,842

Diversified Financials 1.8%
ING Groep N.V. CVA *	528,999	6,969,156
SNS Reaal N.V. *	27,491	168,897

		7,138,053

Energy 0.1%
Fugro N.V. CVA	1,102	101,011
SBM Offshore N.V.	3,435	100,458

		201,469

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	42,307	594,138

Food, Beverage & Tobacco 0.4%
CSM N.V.	2,011	77,037
Heineken Holding N.V.	3,089	162,993
Heineken N.V.	4,379	262,014
Nutreco N.V.	1,090	84,829
Unilever N.V. CVA	30,624	1,008,162

		1,595,035

Insurance 0.3%
Aegon N.V. *	134,102	1,065,900
Delta Lloyd N.V.	9,500	249,949

		1,315,849

Materials 0.2%
Akzo Nobel N.V.	7,181	556,801
Koninklijke DSM N.V.	5,535	381,510

		938,311

Media 0.0%
Wolters Kluwer N.V.	7,122	165,938

Real Estate 0.0%
Corio N.V.	1,604	113,573
Wereldhave N.V.	588	61,459

		175,032

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V. *	3,094	128,964
STMicroelectronics N.V.	17,235	203,956

		332,920

Technology Hardware & Equipment 0.0%
Gemalto N.V.	1,188	60,852

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	56,702	899,891

Transportation 0.1%
TNT N.V.	12,575	309,457

		15,356,654

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	21,095	157,259

Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	135,093	236,897

		394,156

Norway 1.0%

Banks 0.1%
DnB NOR A.S.A. (c)	27,627	449,233

Capital Goods 0.1%
Orkla A.S.A. (c)	33,614	340,187

Energy 0.4%
Aker Solutions A.S.A. *	5,150	124,128
Frontline Ltd.	3,584	79,169
Petroleum Geo-Services A.S.A. *	4,622	73,121
Seadrill Ltd.	2,000	70,956
Statoil A.S.A.	44,823	1,313,041

		1,660,415

Insurance 0.1%
Storebrand A.S.A.	15,977	165,938

Materials 0.2%
Norsk Hydro A.S.A.	60,110	533,157

36 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Norske Skogindustrier A.S.A. *	32,159	91,368
Yara International A.S.A.	3,200	187,346

		811,871

Telecommunication Services 0.1%
Telenor A.S.A.	18,984	327,961

		3,755,605

Papua New Guinea 0.0%

Energy 0.0%
Oil Search Ltd.	9,546	73,934

Portugal 0.4%

Banks 0.1%
Banco Comercial Portugues S.A. - Reg’d (c)*	228,516	182,315

Capital Goods 0.0%
Sonae	52,887	63,501

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	4,335	96,957

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	37,225	455,554

Transportation 0.0%
Brisa Auto-Estradas de Portugal S.A. *	11,868	79,390

Utilities 0.1%
EDP - Energias de Portugal S.A.	116,757	477,009

		1,354,726

Republic of Korea 4.4%

Automobiles & Components 0.5%
Hankook Tire Co., Ltd.	2,326	93,422
Hyundai Mobis	778	260,948
Hyundai Motor Co.	4,921	1,135,025
Kia Motors Corp.	4,180	300,703

		1,790,098

Banks 0.5%
BS Financial Group, Inc. *	5,470	79,627
Daegu Bank	4,501	75,276
Hana Financial Group, Inc.	4,630	196,445
Industrial Bank of Korea	4,790	92,052
KB Financial Group, Inc.	7,839	420,213
Korea Exchange Bank	13,680	116,587
Shinhan Financial Group Co., Ltd.	13,870	680,435
Woori Finance Holdings Co., Ltd.	17,690	241,739

		1,902,374

Capital Goods 1.1%
Daelim Industrial Co., Ltd.	1,337	151,220
Doosan Corp.	1,681	206,555
Doosan Heavy Industries & Construction Co., Ltd.	1,205	67,287
GS Engineering & Construction Corp.	982	118,357
Hyundai Development Co.	2,576	70,556
Hyundai Engineering & Construction Co., Ltd.	1,182	99,292
Hyundai Heavy Industries Co., Ltd.	874	437,126
Hyundai Mipo Dockyard Co., Ltd.	422	74,952
LG Corp.	8,060	742,046
LG International Corp.	2,710	107,434
LS Corp.	1,454	161,168
Samsung C&T Corp.	4,230	306,432
Samsung Heavy Industries Co., Ltd.	4,240	192,223
SK Holdings Co., Ltd.	7,730	1,389,199
STX Corp.	3,860	96,320
STX Offshore & Shipbuilding Co., Ltd.	2,850	84,148

		4,304,315

Consumer Durables & Apparel 0.2%
LG Electronics, Inc.	6,101	587,348

Consumer Services 0.0%
Kangwon Land, Inc.	2,741	62,317

Diversified Financials 0.0%
Samsung Securities Co., Ltd. *	1,078	90,135

Energy 0.3%
GS Holdings	2,680	224,694
S-Oil Corp.	3,024	452,124
SK Innovation Co., Ltd.	2,266	492,945

		1,169,763

Food & Staples Retailing 0.0%
Shinsegae Co., Ltd. (a)	555	139,831

Food, Beverage & Tobacco 0.0%
KT&G Corp.	1,902	112,573

Insurance 0.1%
Dongbu Insurance Co., Ltd.	2,169	103,426
Samsung Fire & Marine Insurance Co., Ltd.	945	202,996
Samsung Life Insurance Co., Ltd.	1,302	118,205

		424,627

Materials 0.6%
Cheil Industries, Inc.	612	67,477
Dongkuk Steel Mill Co., Ltd.	2,560	102,076
Hanwha Corp.	6,340	291,879
Honam Petrochemical Corp.	225	79,668
Hyosung Corp.	1,636	134,283
Hyundai Steel Co.	743	94,652
Korea Kumho Petrochemical Co., Ltd.	600	114,354
LG Chem Ltd.	570	283,186
POSCO	2,529	1,109,814

		2,277,389

Retailing 0.1%
Hyundai Department Store Co., Ltd.	570	83,628
Lotte Shopping Co., Ltd.	228	103,982

		187,610

Semiconductors & Semiconductor Equipment 0.7%
Hynix Semiconductor, Inc.	8,570	270,983
Samsung Electronics Co., Ltd.	2,901	2,423,148

		2,694,131

Technology Hardware & Equipment 0.1%
LG Display Co., Ltd.	9,150	328,220
Samsung Electro-Mechanics Co., Ltd.	518	50,143

See financial notes 37

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Samsung SDI Co., Ltd.	614	110,023

		488,386

Telecommunication Services 0.1%
KT Corp.	7,150	256,706
SK Telecom Co., Ltd.	1,882	285,148

		541,854

Transportation 0.0%
Korean Air Lines Co., Ltd.	1,340	81,917

Utilities 0.1%
Korea Electric Power Corp. *	17,580	421,203
Korea Gas Corp.	2,180	69,541

		490,744

		17,345,412

Singapore 0.9%

Banks 0.3%
DBS Group Holdings Ltd.	36,056	441,757
Oversea-Chinese Banking Corp., Ltd.	39,897	311,565
United Overseas Bank Ltd.	23,952	384,306

		1,137,628

Capital Goods 0.2%
Fraser & Neave Ltd.	35,000	179,425
Keppel Corp., Ltd.	25,300	246,372
Noble Group Ltd.	114,879	209,886
SembCorp Industries Ltd.	18,000	79,527
Singapore Technologies Engineering Ltd.	28,100	72,415

		787,625

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	155,000	84,423
Wilmar International Ltd.	33,166	142,937

		227,360

Media 0.0%
Singapore Press Holdings Ltd.	36,000	117,150

Real Estate 0.1%
Capitaland Ltd.	62,000	172,439
CapitaMall Trust	42,000	64,967
City Developments Ltd.	9,000	87,178

		324,584

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	3,000	90,541

Technology Hardware & Equipment 0.0%
Venture Corp. Ltd.	10,000	78,900

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	176,486	450,502

Transportation 0.1%
ComfortDelGro Corp. Ltd.	59,000	73,886
Singapore Airlines Ltd.	18,270	210,454

		284,340

		3,498,630

Spain 4.5%

Banks 1.9%
Banco Bilbao Vizcaya Argentaria S.A.	179,387	2,297,861
Banco de Sabadell S.A.	69,741	308,866
Banco Popular Espanol S.A.	67,096	401,922
Banco Santander S.A.	350,032	4,470,076
Bankinter S.A.	15,331	114,355

		7,593,080

Capital Goods 0.3%
ACS, Actividades de Construccion y Servicios S.A.	8,499	427,562
Ferrovial S.A.	12,654	174,472
Fomento de Construcciones y Contratas S.A.	3,987	135,453
Gamesa Corp. Tecnologica S.A. *	10,682	100,373
Obrascon Huarte Lain S.A.	2,064	84,555
Sacyr Vallehermoso S.A. *	5,705	72,047

		994,462

Diversified Financials 0.1%
Criteria Caixacorp S.A.	28,718	211,838

Energy 0.5%
Repsol YPF S.A.	50,092	1,788,243

Food, Beverage & Tobacco 0.0%
Ebro Foods S.A.	2,998	73,970

Insurance 0.0%
Mapfre S.A.	33,374	139,299

Materials 0.0%
Acerinox S.A.	6,902	138,657

Retailing 0.1%
Industria de Diseno Textil S.A.	2,839	254,599

Software & Services 0.0%
Indra Sistemas S.A.	4,489	101,817

Telecommunication Services 0.9%
Telefonica S.A.	138,433	3,719,024

Transportation 0.1%
Abertis Infraestructuras S.A.	8,255	195,557
International Consolidated Airlines Group S.A. *	33,080	131,618

		327,175

Utilities 0.6%
Acciona S.A.	1,190	138,427
Enagas	3,797	93,879
Endesa S.A.	4,873	169,901
Gas Natural SDG S.A.	13,867	285,137
Iberdrola S.A.	166,738	1,546,242

		2,233,586

		17,575,750

Sweden 3.0%

Banks 0.7%
Nordea Bank AB	100,006	1,140,218
Skandinaviska Enskilda Banken AB, A Shares	53,398	513,310

38 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Svenska Handelsbanken AB, A Shares	14,703	509,889
Swedbank AB, A Shares	22,381	424,467

		2,587,884

Capital Goods 0.9%
Alfa Laval AB (c)	5,018	112,334
Assa Abloy AB, B Shares (c)*	4,904	147,317
Atlas Copco AB, A Shares (c)	7,857	230,762
Atlas Copco AB, B Shares (c)	4,870	129,079
Hexagon AB, Class B	2,732	70,983
NCC AB, B Shares	5,451	145,768
Peab AB	7,502	69,421
Saab AB, B Shares	3,308	74,727
Sandvik AB (c)	17,561	372,289
Scania AB, A Shares	3,000	77,154
Scania AB, B Shares	13,519	351,225
Skanska AB, B Shares	14,397	309,506
SKF AB, B Shares (c)	7,271	229,566
Trelleborg AB, B Shares (c)	6,872	83,163
Volvo AB, A Shares (c)	15,556	304,759
Volvo AB, B Shares	34,337	674,802

		3,382,855

Commercial & Professional Supplies 0.0%
Securitas AB, B Shares (c)	12,392	155,315

Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	9,155	232,981
Husqvarna AB, A Shares (c)	6,632	52,057
Husqvarna AB, B Shares (c)	8,986	70,697

		355,735

Diversified Financials 0.3%
Industrivarden AB, A Shares	5,789	129,756
Industrivarden AB, C Shares	2,538	50,653
Investor AB, B Shares	21,638	538,943
Kinnevik Investment AB, B Shares	4,254	109,844
L E Lundbergforetagen AB, B Shares	885	70,026
Ratos AB, B Shares	2,678	110,684

		1,009,906

Food & Staples Retailing 0.0%
Axfood AB	1,636	60,107

Food, Beverage & Tobacco 0.0%
Swedish Match AB (c)	2,290	81,276

Health Care Equipment & Services 0.0%
Getinge AB, B Shares (c)	3,374	89,762

Materials 0.2%
Boliden AB (c)	5,654	127,528
Holmen AB, B Shares	2,797	103,218
SSAB AB, A Shares	8,329	148,852
SSAB AB, B Shares	4,876	76,244
Svenska Cellulosa AB, B Shares (c)	25,870	396,597

		852,439

Retailing 0.2%
Hennes & Mauritz AB, B Shares (c)	22,226	785,515

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares (c)	72,019	1,092,781

Telecommunication Services 0.3%
Tele2 AB, B Shares	9,788	245,804
TeliaSonera AB	110,077	898,333

		1,144,137

Transportation 0.0%
SAS AB *	30,790	102,446

		11,700,158

Switzerland 4.7%

Capital Goods 0.3%
ABB Ltd. - Reg’d *	24,048	664,092
Geberit AG - Reg’d	439	102,714
Schindler Holding AG	493	63,807
Schindler Holding AG - Reg’d	398	51,258
Sulzer AG - Reg’d	490	88,518

		970,389

Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg’d	3,765	269,065
SGS S.A. - Reg’d	77	153,000

		422,065

Consumer Durables & Apparel 0.1%
Compagnie Financiere Richemont S.A., Series A	4,831	312,465
Swatch Group AG - Bearer Shares	316	155,610
Swatch Group AG - Reg’d	836	74,261

		542,336

Diversified Financials 0.8%
Credit Suisse Group AG - Reg’d	34,310	1,561,677
GAM Holding AG *	3,272	64,491
Julius Baer Group Ltd. *	2,308	108,009
Pargesa Holding S.A.	1,155	118,795
UBS AG - Reg’d *	72,313	1,447,169

		3,300,141

Energy 0.2%
Petroplus Holdings AG *	8,411	126,058
Transocean Ltd. *	7,309	540,420

		666,478

Food, Beverage & Tobacco 0.9%
Aryzta AG	1,440	80,321
Lindt & Spruengli AG *	18	59,669
Lindt & Spruengli AG - Reg’d *	2	74,478
Nestle S.A. - Reg’d	51,738	3,211,294

		3,425,762

Insurance 0.8%
Baloise Holding AG - Reg’d *	1,733	191,802
Helvetia Holding AG - Reg’d *	209	98,128
Swiss Life Holding AG - Reg’d *	2,488	454,272
Swiss Reinsurance Co., Ltd. - Reg’d *	13,730	819,221
Zurich Financial Services AG *	5,183	1,457,348

		3,020,771

Materials 0.3%
Clariant AG - Reg’d *	7,718	160,225
Givaudan S.A. - Reg’d *	103	114,608
Holcim Ltd. - Reg’d	7,316	637,458

See financial notes 39

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Syngenta AG - Reg’d	976	345,169

		1,257,460

Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Lonza Group AG - Reg’d *	1,070	92,017
Novartis AG - Reg’d	43,705	2,591,714
Roche Holding AG	10,097	1,638,943

		4,322,674

Telecommunication Services 0.1%
Swisscom AG - Reg’d	474	217,558

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	762	121,854

		18,267,488

United Kingdom 18.8%

Automobiles & Components 0.0%
GKN plc	38,317	142,980

Banks 2.8%
Barclays plc	508,857	2,419,112
Bradford & Bingley plc (a)(b)*	87,225	—
HSBC Holdings plc	519,104	5,662,333
Lloyds Banking Group plc *	1,380,944	1,371,078
Royal Bank of Scotland Group plc *	902,850	629,246
Standard Chartered plc	37,416	1,039,860

		11,121,629

Capital Goods 0.6%
BAE Systems plc	121,361	666,188
Balfour Beatty plc	24,912	136,690
Bunzl plc	9,015	112,249
Carillion plc	14,178	93,054
Cobham plc	21,604	82,522
Cookson Group plc *	6,212	74,526
IMI plc	5,624	102,924
Invensys plc	10,588	60,286
Meggitt plc	14,082	84,727
Rolls-Royce Group plc *	30,492	327,944
Rolls-Royce Group plc, C Shares (a)(b)*	2,927,232	4,890
SIG plc *	33,272	78,119
Smiths Group plc	7,265	161,994
Travis Perkins plc	6,625	119,326
Wolseley plc	11,040	401,017

		2,506,456

Commercial & Professional Supplies 0.2%
Capita Group plc	8,247	101,508
De La Rue plc	6,928	91,709
Experian plc	11,178	150,842
G4S plc	37,808	174,606
Hays plc	41,715	83,091
Rentokil Initial plc *	71,739	113,329
Serco Group plc	8,708	82,364

		797,449

Consumer Durables & Apparel 0.1%
Barratt Developments plc *	75,784	141,793
Bellway plc	5,406	64,008
Burberry Group plc	3,348	72,648
Persimmon plc	17,893	144,746
Taylor Wimpey plc *	210,343	137,455

		560,650

Consumer Services 0.5%
Carnival plc	4,300	173,131
Compass Group plc	45,936	449,504
Enterprise Inns plc *	61,825	98,718
Greene King plc	8,896	72,901
InterContinental Hotels Group plc	3,169	69,568
Ladbrokes plc	37,882	96,578
Mitchells & Butlers plc *	26,222	144,507
Punch Taverns plc *	67,720	89,092
Thomas Cook Group plc	62,471	179,244
Tui Travel plc	43,470	174,326
Whitbread plc	4,735	133,117
William Hill plc	26,070	97,461

		1,778,147

Diversified Financials 0.2%
3i Group plc	20,645	96,820
Close Brothers Group plc	4,858	65,904
ICAP plc	13,062	113,344
Intermediate Capital Group plc	11,416	63,134
Investec plc	16,180	130,301
Man Group plc	57,755	241,697
Provident Financial plc	4,422	74,535
Schroders plc	2,141	68,024
Schroders plc - Non Voting Shares	2,867	74,444

		928,203

Energy 4.5%
AMEC plc	4,596	92,265
BG Group plc	36,756	946,526
BP plc	910,543	6,999,597
Royal Dutch Shell plc, A Shares	137,519	5,356,592
Royal Dutch Shell plc, B Shares	105,579	4,107,517
Tullow Oil plc	3,368	80,809

		17,583,306

Food & Staples Retailing 0.7%
J Sainsbury plc	82,453	480,274
Tesco plc	253,080	1,706,241
William Morrison Supermarkets plc	93,052	459,075

		2,645,590

Food, Beverage & Tobacco 1.3%
Associated British Foods plc	11,125	187,362
British American Tobacco plc	33,301	1,455,157
Diageo plc	42,951	873,765
Imperial Tobacco Group plc	22,632	798,285
Premier Foods plc *	135,154	72,667
SABMiller plc	17,237	643,939
Tate & Lyle plc	14,159	140,717
Unilever plc	25,478	827,689

		4,999,581

Health Care Equipment & Services 0.0%
Smith & Nephew plc	10,323	113,373

Household & Personal Products 0.1%
Reckitt Benckiser Group plc	9,718	540,778

Insurance 1.2%
Amlin plc	16,996	118,878
Aviva plc	203,608	1,523,800
Catlin Group Ltd.	13,692	90,535

40 See financial notes

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hiscox Ltd.	11,826	81,620
Legal & General Group plc	244,129	502,126
Old Mutual plc	209,770	488,998
Prudential plc	72,463	937,483
Resolution Ltd.	44,588	225,797
RSA Insurance Group plc	158,395	365,021
Standard Life plc	85,543	324,167

		4,658,425

Materials 1.4%
Anglo American plc	20,554	1,077,420
Antofagasta plc	4,525	104,068
BHP Billiton plc	26,278	1,111,034
Eurasian Natural Resources Corp.	4,587	70,294
Johnson Matthey plc	5,689	190,573
Kazakhmys plc	3,993	92,752
Lonmin plc	3,224	88,319
Mondi plc	13,610	135,269
Rexam plc	32,833	214,580
Rio Tinto plc	18,378	1,340,956
Vedanta Resources plc	2,845	111,096
Xstrata plc	30,427	780,426

		5,316,787

Media 0.3%
British Sky Broadcasting Group plc	17,419	244,987
Informa plc	12,226	85,307
ITV plc *	72,461	92,278
Pearson plc	20,505	392,996
United Business Media Ltd.	11,298	114,257
Yell Group plc (c)*	563,095	67,088

		996,913

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	38,719	1,921,155
GlaxoSmithKline plc	141,449	3,089,958
Shire plc	2,640	81,926

		5,093,039

Real Estate 0.2%
British Land Co. plc	20,485	206,256
Capital Shopping Centres Group plc	15,967	108,513
Hammerson plc	14,225	111,834
Land Securities Group plc	23,674	311,191
SEGRO plc	21,272	115,775

		853,569

Retailing 0.5%
Debenhams plc *	64,322	73,456
Dixons Retail plc *	580,775	140,081
Home Retail Group plc	59,181	218,442
Inchcape plc *	20,982	128,084
Kesa Electricals plc	51,625	111,436
Kingfisher plc	92,973	427,172
Marks & Spencer Group plc	75,118	488,056
Next plc	4,752	178,045

		1,764,772

Software & Services 0.1%
Logica plc	56,395	127,373
The Sage Group plc	24,413	116,501

		243,874

Technology Hardware & Equipment 0.0%
Electrocomponents plc	13,526	62,961

Telecommunication Services 1.8%
BT Group plc	400,916	1,316,247
Cable & Wireless Communications plc	210,215	163,244
Cable & Wireless Worldwide plc	75,470	60,623
Inmarsat plc	6,130	62,430
Vodafone Group plc	1,829,474	5,288,645

		6,891,189

Transportation 0.1%
easyJet plc *	11,737	68,487
FirstGroup plc	27,047	146,971
National Express Group plc	21,965	96,707
Stagecoach Group plc	18,938	78,180

		390,345

Utilities 0.9%
Centrica plc	138,703	744,891
Drax Group plc	25,576	188,373
International Power plc	49,932	276,362
National Grid plc	102,579	1,052,470
Pennon Group plc	8,268	91,333
Scottish & Southern Energy plc	33,165	752,408
Severn Trent plc	7,191	180,773
United Utilities Group plc	32,362	341,975

		3,628,585

		73,618,601

United States 0.0%

Health Care Equipment & Services 0.0%
Synthes, Inc. - Reg’d	471	81,174

Total Common Stock
(Cost $321,067,608)		386,861,134

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	3,076	222,344
Volkswagen AG *	5,931	1,167,328

		1,389,672

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	2,987	203,638

		1,593,310

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	1,888	58,533

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A.	175,514	108,732

		167,265

Total Preferred Stock
(Cost $1,182,704)		1,760,575

See financial notes 41

 Schwab Fundamental International Large Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Australia 0.0%
Leighton Holdings Ltd. (a)(b)*	362	706

Portugal 0.0%
Banco Comercial Portugues S.A. - Reg’d (c)*	213,692	7,280

Spain 0.0%
Banco Popular Espanol S.A. (a)*	62,468	4,349

Total Rights
(Cost $14,200)		12,335

Warrants 0.0% of net assets

Italy 0.0%
Unione di Banche Italiane S.C.P.A. *	16,309	12

Spain 0.0%
Promotora de Informaciones SA *	3,766	2,231

Total Warrants
(Cost $2,194)		2,243

Other Investment Company 0.2% of net assets

United States 0.2%
iShares MSCI EAFE Index Fund	10,000	634,600

Total Other Investment Company
(Cost $469,173)		634,600

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Wells Fargo
0.03%, 05/02/11	462,298	462,298

Total Short-Term Investment
(Cost $462,298)		462,298

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 4.0% of net assets

Invesco Short term Investments trust Government & Agency Portfolio	15,870,259	15,870,259

Total Collateral Invested for Securities on Loan
(Cost $15,870,259)		15,870,259

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $348,500,995 unrealized appreciation and depreciation were $54,997,054 and ($13,764,864), respectively, with a net unrealized appreciation of $41,232,190.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $354,423,484 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $5,596 or 0.0% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
FDR —	Fiduciary Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

42 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.6%		Common Stock	89,684,846	104,630,430
0.4%		Preferred Stock	256,036	409,352
0.0%		Rights	1,735	1,302
0.0%		Warrants	—	109
0.4%		Other Investment Company	399,286	413,010
0.2%		Short-Term Investment	255,902	255,902

99.6%		Total Investments	90,597,805	105,710,105
1.7%		Collateral Invested for Securities on Loan	1,816,205	1,816,205
(1	.3)%	Other Assets and Liabilities, Net		(1,382,801)

100.0%		Total Net Assets		106,143,509

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 5.4%

Automobiles & Components 0.0%
Fleetwood Corp. Ltd.	2,218	27,107

Capital Goods 0.7%
Alesco Corp. Ltd.	15,412	55,187
Boart Longyear Group	17,121	86,233
Bradken Ltd.	7,474	65,408
Cardno Ltd.	6,617	42,020
Crane Group Ltd. (a)(b)	9,032	102,762
Emeco Holdings Ltd.	39,358	47,424
GWA International Ltd.	16,601	58,313
Hastie Group Ltd.	53,642	11,191
Hills Industries Ltd.	26,326	45,458
Monadelphous Group Ltd.	3,383	71,449
Seven Network Ltd.	6,340	63,566
UGL Ltd.	8,199	135,947

		784,958

Commercial & Professional Supplies 0.5%
Campbell Brothers Ltd.	1,720	85,508
Downer EDI Ltd.	37,657	153,299
Programmed Maintenance Services Ltd.	17,486	36,442
Seek Ltd.	5,826	44,571
Spotless Group Ltd.	36,524	78,902
Transfield Services Ltd.	23,991	93,738

		492,460

Consumer Durables & Apparel 0.1%
Billabong International Ltd.	11,648	86,620
G.U.D. Holdings Ltd.	4,072	41,959

		128,579

Consumer Services 0.3%
Aristocrat Leisure Ltd.	33,015	95,115
Crown Ltd.	15,902	147,503
Flight Centre Ltd.	2,900	75,059

		317,677

Diversified Financials 0.3%
Challenger Ltd.	16,650	88,306
IOOF Holdings Ltd.	5,456	42,940
Perpetual Ltd.	3,189	101,084
Platinum Asset Management Ltd.	7,896	40,059

		272,389

Energy 0.2%
AWE Ltd. *	27,955	47,843
Beach Energy Ltd.	56,957	60,084
Energy Resources of Australia Ltd.	4,448	26,560
New Hope Corp., Ltd.	7,931	42,686
Paladin Energy Ltd. *	6,708	24,243

		201,416

Food, Beverage & Tobacco 0.1%
Elders Ltd. *	145,017	81,354
GrainCorp Ltd.	8,888	76,396

		157,750

Health Care Equipment & Services 0.5%
Ansell Ltd.	5,526	84,537
Cochlear Ltd.	1,170	103,441
Primary Health Care Ltd.	31,736	121,054
Ramsay Health Care Ltd.	5,744	113,973
Sigma Pharmaceuticals Ltd. *	162,806	66,138

		489,143

Insurance 0.1%
Tower Australia Group Ltd. (a)	12,018	52,560

Materials 0.8%
Adelaide Brighton Ltd.	21,328	74,020
Alumina Ltd.	48,118	120,512
Fortescue Metals Group Ltd.	5,996	40,640
Gunns Ltd. *	124,356	71,910
Iluka Resources Ltd.	7,359	101,256
Kagara Ltd. *	35,378	23,027
Macarthur Coal Ltd.	4,817	61,493
Minara Resources Ltd.	84,891	72,036
Mount Gibson Iron Ltd. *	29,964	62,177
OZ Minerals Ltd.	91,265	144,859
PaperlinX Ltd. *	164,715	52,716

		824,646

Media 0.2%
APN News & Media Ltd.	20,063	34,650
Consolidated Media Holdings Ltd.	8,653	26,482
Fairfax Media Ltd.	71,150	103,211
STW Communications Group Ltd.	19,814	25,218
Ten Network Holdings Ltd.	48,692	72,307

		261,868

Real Estate 0.7%
Abacus Property Group	13,132	32,413

See financial notes 43

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ardent Leisure Group	22,494	34,280
Australand Property Group	22,116	73,679
Bunnings Warehouse Property Trust	18,086	35,251
Centro Retail Group *	95,828	38,548
Charter Hall Group	12,731	34,635
Charter Hall Office REIT	34,467	133,007
Charter Hall Retail REIT	17,091	60,117
Commonwealth Property Office Fund	117,718	118,366
FKP Property Group	41,444	35,508
ING Office Fund	144,737	100,206
Westfield Retail Trust	10,783	31,321

		727,331

Retailing 0.4%
David Jones Ltd.	30,451	155,959
Harvey Norman Holdings Ltd.	33,705	99,295
JB Hi-Fi Ltd. (c)	3,730	77,545
Pacific Brands Ltd.	111,343	89,419
Premier Investments Ltd.	6,037	39,766

		461,984

Software & Services 0.0%
Iress Market Technology Ltd.	4,384	44,023

Transportation 0.1%
ConnectEast Group	142,556	73,539
Virgin Blue Holdings Ltd. *	268,742	84,168

		157,707

Utilities 0.4%
APA Group	31,878	148,825
Envestra Ltd.	78,387	55,005
Infigen Energy	173,577	85,046
SP Ausnet	101,217	97,278

		386,154

		5,787,752

Austria 1.1%

Capital Goods 0.4%
Andritz AG	1,602	165,452
Semperit AG Holding	801	46,833
Strabag SE - BR	5,178	173,899

		386,184

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	318	32,187

Materials 0.1%
Mayr-Melnhof Karton AG	482	58,541
RHI AG *	1,733	61,873

		120,414

Real Estate 0.3%
Atrium European Real Estate Ltd.	10,263	70,190
CA Immobilien Anlagen AG *	5,408	106,494
Conwert Immobilien Invest SE *	4,772	83,867
Sparkassen Immobilien AG *	4,076	31,068

		291,619

Transportation 0.2%
Flughafen Wien AG	986	62,067
Oesterreichische Post AG	3,671	132,888

		194,955

Utilities 0.1%
Verbund AG	2,680	121,149

		1,146,508

Belgium 1.5%

Capital Goods 0.1%
Compagnie d’Enterprises CFE	954	82,635

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	1,226	128,253
Banque Nationale de Belgique	8	41,472
Compagnie Nationale a Portefeuille *	2,442	176,466
Gimv N.V.	688	45,602
RHJ International *	8,573	71,235
Sofina S.A.	956	99,290

		562,318

Energy 0.1%
Euronav S.A.	2,931	49,227

Health Care Equipment & Services 0.1%
Omega Pharma S.A.	1,156	59,242

Materials 0.2%
Nyrstar	8,110	111,995
Tessenderlo Chemie N.V.	3,057	121,709

		233,704

Real Estate 0.2%
Befimmo S.C.A.	913	84,721
Cofinimmo	920	141,584

		226,305

Technology Hardware & Equipment 0.1%
Barco N.V. *	518	45,259
EVS Broadcast Equipment S.A.	408	27,949

		73,208

Telecommunication Services 0.2%
Mobistar S.A.	1,470	109,061
Telenet Group Holding N.V. *	2,494	123,976

		233,037

Transportation 0.0%
Compagnie Maritime Belge S.A.	1,218	38,133

		1,557,809

Canada 7.9%

Automobiles & Components 0.1%
Linamar Corp.	4,333	97,225
Martinrea International, Inc. *	5,378	48,429

		145,654

Banks 0.3%
Canadian Western Bank	2,421	77,557
Genworth MI Canada, Inc.	2,400	65,749
Home Capital Group, Inc.	800	48,195
Laurentian Bank of Canada	1,763	93,670

		285,171

Capital Goods 0.4%
Aecon Group, Inc.	4,800	47,485
ATS Automation Tooling Systems, Inc. *	5,000	36,200
CAE, Inc.	7,999	107,792

44 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Russel Metals, Inc.	5,503	151,221
Toromont Industries Ltd.	3,216	112,066

		454,764

Commercial & Professional Supplies 0.3%
IESI-BFC Ltd.	4,300	109,119
Ritchie Bros. Auctioneers, Inc.	2,100	65,831
Stantec, Inc. *	1,800	56,731
Transcontinental, Inc., Class A	5,837	89,947

		321,628

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	2,710	90,109
Gildan Activewear, Inc.	3,302	122,985

		213,094

Consumer Services 0.2%
Great Canadian Gaming Corp. *	4,000	33,103
Tim Hortons, Inc.	3,200	155,679
Transat A.T., Inc., Class A *	4,600	57,029

		245,811

Diversified Financials 0.5%
AGF Management Ltd., Class B	6,672	139,624
Canaccord Financial, Inc.	2,400	36,273
Dundee Corp., Class A *	4,087	105,831
GMP Capital, Inc.	4,500	71,913
TMX Group, Inc.	2,826	121,146

		474,787

Energy 1.9%
Advantage Oil & Gas Ltd. *	18,600	158,055
AltaGas Ltd.	5,800	155,582
Birchcliff Energy Ltd. *	2,400	33,179
Connacher Oil & Gas Ltd. *	20,500	29,034
Crew Energy, Inc. *	1,600	27,649
Daylight Energy Ltd.	8,800	101,007
Denison Mines Corp. *	12,800	29,763
Ensign Energy Services, Inc.	8,392	162,048
Fairborne Energy Ltd. *	7,862	39,802
Flint Energy Services Ltd. *	3,028	46,053
Galleon Energy, Inc., Class A *	9,800	36,252
MEG Energy Corp. *	2,400	126,728
Mullen Group Ltd.	6,200	139,052
Niko Resources Ltd.	600	50,700
Nuvista Energy Ltd.	4,900	49,510
OPTI Canada, Inc. *	156,527	39,705
Pacific Rubiales Energy Corp.	2,100	63,811
PetroBakken Energy Ltd., Class A	2,200	41,761
Petrobank Energy & Resources Ltd. *	5,000	105,797
Petrominerales Ltd.	1,000	38,271
Progress Energy Resources Corp.	8,800	120,353
Savanna Energy Services Corp. *	4,000	43,587
ShawCor Ltd., Class A	1,522	54,468
Trican Well Service Ltd.	2,241	55,235
Trilogy Energy Corp.	2,300	55,400
Trinidad Drilling Ltd.	12,251	140,359
Uranium One, Inc.	8,400	34,980

		1,978,141

Food & Staples Retailing 0.1%
The Jean Coutu Group (PJC), Inc., Class A	8,200	91,000

Food, Beverage & Tobacco 0.2%
Cott Corp. *	8,600	76,624
Maple Leaf Foods, Inc.	8,314	103,513

		180,137

Health Care Equipment & Services 0.1%
CML Healthcare, Inc.	6,862	74,048
SXC Health Solutions Corp. *	800	44,213

		118,261

Materials 1.9%
Agnico-Eagle Mines Ltd.	1,773	123,528
Canfor Corp. *	7,298	96,109
Cascades, Inc.	14,145	103,155
CCL Industries, Inc., Class B	1,727	57,771
Centerra Gold, Inc.	2,580	47,992
Consolidated Thompson Iron Mines Ltd. *	1,600	28,951
Eldorado Gold Corp.	6,400	119,119
Equinox Minerals Ltd. *	5,200	44,517
Franco-Nevada Corp.	2,397	95,054
Gammon Gold, Inc. *	3,800	41,568
Golden Star Resources Ltd. *	8,600	27,814
Harry Winston Diamond Corp. *	4,745	80,742
HudBay Minerals, Inc.	6,596	105,268
IAMGOLD Corp.	5,765	119,852
Inmet Mining Corp.	1,796	126,042
Lake Shore Gold Corp. *	6,800	29,179
Lundin Mining Corp. *	17,409	170,382
Major Drilling Group International, Inc.	1,800	29,983
New Gold, Inc. *	6,900	77,522
Norbord, Inc. *	1,795	25,156
Northgate Minerals Corp. *	15,400	46,062
Osisko Mining Corp. *	2,000	29,277
PAN American Silver Corp.	1,800	64,931
Quadra FNX Mining Ltd. *	4,565	74,929
Silver Wheaton Corp.	2,174	88,463
Thompson Creek Metals Co., Inc. *	5,917	72,731
West Fraser Timber Co., Ltd.	2,023	115,032

		2,041,129

Media 0.2%
Astral Media, Inc., Class A	2,052	79,833
Cogeco Cable, Inc.	1,253	60,124
Corus Entertainment, Inc., Class B	1,883	39,585
Torstar Corp., Class B	3,806	56,236

		235,778

Real Estate 0.9%
Allied Properties Real Estate Investment Trust	1,600	39,148
Artis Real Estate Investment Trust	1,800	26,064
Boardwalk Real Estate Investment Trust	1,570	79,981
Calloway Real Estate Investment Trust	4,470	118,252
Canadian Apartment Properties Real Estate Investment Trust	3,175	63,926
Canadian Real Estate Investment Trust	2,832	100,272
Chartwell Seniors Housing Real Estate Investment Trust	8,008	75,158
Cominar Real Estate Investment Trust	2,492	59,893
Dundee Real Estate Investment Trust	1,318	46,039

See financial notes 45

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Extendicare Real Estate Investment Trust	7,777	97,731
First Capital Realty, Inc.	3,179	55,305
FirstService Corp. *	1,400	53,683
InnVest Real Estate Investment Trust	9,123	69,231
Morguard Real Estate Investment Trust	2,300	36,682
Primaris Retail Real Estate Investment Trust	3,492	76,768

		998,133

Retailing 0.2%
Dollarama, Inc. *	2,100	65,809
Reitmans (Canada) Ltd., Class A	3,025	55,790
The Forzani Group Ltd., Class A	2,200	43,435

		165,034

Software & Services 0.1%
MacDonald, Dettwiler & Associates Ltd.	1,132	68,208
Open Text Corp. *	1,323	81,046

		149,254

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	4,000	127,464

Transportation 0.1%
TransForce, Inc.	9,900	147,430

Utilities 0.1%
Atlantic Power Corp. *	3,800	57,634

		8,430,304

China 0.5%

Automobiles & Components 0.0%
Minth Group Ltd.	20,000	30,783

Capital Goods 0.0%
CITIC Resources Holdings Ltd. *	158,000	39,171

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	23,500	40,331
Ports Design Ltd.	18,000	49,666

		89,997

Food, Beverage & Tobacco 0.1%
China Yurun Food Group Ltd.	24,000	88,181

Materials 0.1%
China Zhongwang Holdings Ltd.	164,800	84,843

Real Estate 0.1%
Renhe Commercial Holdings	288,000	49,415

Technology Hardware & Equipment 0.1%
Digital China Holdings Ltd.	41,700	81,258
Ju Teng International Holdings Ltd.	74,000	24,431

		105,689

		488,079

Cyprus 0.1%

Energy 0.1%
Prosafe SE	13,302	107,987

Denmark 1.2%

Banks 0.1%
Sydbank A/S	4,826	139,845

Capital Goods 0.1%
NKT Holding A/S	1,193	73,463
Rockwool International A/S, B Shares	245	32,363

		105,826

Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	2,024	31,708

Energy 0.1%
Torm A/S *	10,136	65,926

Food, Beverage & Tobacco 0.1%
East Asiatic Co., Ltd. A/S	2,803	93,246

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	672	98,848
GN Store Nord A/S	5,353	53,085
William Demant Holdings A/S *	445	41,489

		193,422

Insurance 0.3%
Topdanmark A/S *	978	179,679
Tryg A/S	2,552	163,127

		342,806

Materials 0.1%
Novozymes A/S, Class B	919	158,923

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	520	31,598
H. Lundbeck A/S	2,558	61,463

		93,061

Software & Services 0.1%
SimCorp A/S	324	58,879

Transportation 0.0%
D/S Norden A/S	1,055	37,808

		1,321,450

Finland 1.6%

Capital Goods 0.5%
Cargotec Corp., B Shares	2,777	155,938
Cramo Oyj	1,756	46,545
Konecranes Oyj	2,847	136,965
Ramirent Oyj	3,294	56,131
Uponor Oyj	7,722	150,552

		546,131

Commercial & Professional Supplies 0.1%
Lassila & Tikanoja Oyj	2,118	40,437
Poyry Oyj	3,075	52,377

		92,814

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	7,935	130,092

Food, Beverage & Tobacco 0.1%
HKScan Oyj, A Shares	4,792	47,838

Health Care Equipment & Services 0.0%
Oriola-KD Oyj, Class B	8,602	37,458

46 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
Kemira Oyj	6,715	122,766
M-real Oyj, Class B *	28,246	133,525

		256,291

Media 0.1%
Sanoma Oyj	4,808	99,936

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Orion Oyj, Class B	6,229	154,877

Real Estate 0.1%
Citycon Oyj	7,500	35,547
Sponda Oyj	15,064	88,843

		124,390

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,765	54,070

Software & Services 0.1%
Tieto Oyj	7,582	139,838

Transportation 0.0%
Finnair Oyj *	4,666	25,156

		1,708,891

France 4.2%

Automobiles & Components 0.1%
Plastic Omnium S.A. (c)	785	75,141
Societe Fonciere Financiere et de Participations (FFP)	625	51,784

		126,925

Capital Goods 0.1%
Manitou BF *	852	28,860
Mersen S.A.	1,074	65,285
Saft Groupe S.A.	1,266	58,129

		152,274

Commercial & Professional Supplies 0.6%
Bureau Veritas S.A.	1,290	111,262
Derichebourg S.A. *	8,731	82,752
Edenred *	4,696	145,648
Seche Environnement S.A.	312	29,811
Societe BIC S.A.	1,791	174,126
Teleperformance	3,656	139,485

		683,084

Consumer Durables & Apparel 0.4%
Beneteau	1,501	32,187
Hermes International	564	132,085
Nexity	2,626	142,817
SEB S.A.	1,098	120,691

		427,780

Consumer Services 0.1%
Club Mediterranee S.A. *	2,880	67,103
Pierre & Vacances	416	37,111

		104,214

Energy 0.1%
Maurel et Prom	6,460	137,605

Food, Beverage & Tobacco 0.2%
Bonduelle S.C.A.	437	44,237
Remy Cointreau S.A.	918	75,616
Vilmorin & Cie	262	33,182

		153,035

Health Care Equipment & Services 0.1%
bioMerieux	507	55,123
Medica S.A. *	1,621	33,433

		88,556

Insurance 0.1%
Euler Hermes S.A. *	1,032	110,014

Materials 0.2%
Ciments Francais S.A.	1,024	108,152
SA des Ciments Vicat	858	78,333
Sequana	3,110	53,309

		239,794

Media 0.5%
Canal Plus	4,272	34,928
Eutelsat Communications	2,488	107,345
Havas S.A.	24,129	137,511
Ipsos	1,031	53,584
JC Decaux S.A. *	2,200	76,829
Technicolor - Reg’d *	13,736	104,960

		515,157

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	809	31,669
Virbac S.A.	176	32,471

		64,140

Real Estate 0.5%
Gecina S.A.	1,168	168,343
ICADE (c)	1,170	149,990
Mercialys	1,316	56,896
Societe de la Tour Eiffel	420	42,127
Societe Immobilliere de Location pour l’Industrie et le Commerce	609	91,330

		508,686

Retailing 0.1%
CFAO *	3,513	141,276

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	3,193	51,842

Software & Services 0.4%
Alten	1,092	44,802
Altran Technologies S.A. *	11,580	91,399
Dassault Systemes S.A.	1,301	105,802
Groupe Steria S.C.A.	1,945	64,508
Sopra Group	297	34,950
UbiSoft Entertainment S.A. *	11,030	110,730

		452,191

Technology Hardware & Equipment 0.1%
Bull *	6,596	43,899
Ingenico S.A.	733	36,374

		80,273

Telecommunication Services 0.0%
Iliad S.A.	234	30,086

Transportation 0.2%
Aeroports de Paris (ADP)	1,484	142,231
Bollore	238	59,857

		202,088

See financial notes 47

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.2%
EDF Energies Nouvelles S.A.	676	40,077
Rubis	634	77,853
Sechilienne S.A.	1,886	55,209

		173,139

		4,442,159

Germany 3.8%

Automobiles & Components 0.2%
ElringKlinger AG	823	28,872
Leoni AG *	2,669	146,949

		175,821

Banks 0.1%
Aareal Bank AG *	3,387	102,691

Capital Goods 1.4%
Bauer AG	1,105	59,467
BayWa AG	2,652	125,125
Brenntag AG *	1,022	125,640
Demag Cranes AG	1,070	57,521
Deutz AG *	8,329	76,127
Gildemeister AG	4,002	101,436
Heidelberger Druckmaschinen AG *	25,186	112,395
Kloeckner & Co., SE *	2,782	99,890
Krones AG *	967	78,234
KUKA AG *	1,813	49,417
MTU Aero Engines Holding AG *	2,203	168,643
Pfeiffer Vacuum Technology AG	258	35,834
Pfleiderer AG - Reg’d (c)*	17,236	17,865
Rheinmetall AG	756	67,774
SGL Carbon SE (c)*	3,642	193,779
Vossloh AG	552	79,356

		1,448,503

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	518	33,719
Puma AG Rudolf Dassler Sport	251	83,648

		117,367

Diversified Financials 0.0%
Deutsche Beteiligings AG	1,158	34,012

Food, Beverage & Tobacco 0.1%
Suedzucker AG	4,770	147,053

Health Care Equipment & Services 0.1%
Rhoen-klinikum AG	3,660	83,715

Materials 0.2%
Fuchs Petrolub AG	443	64,119
H&R WASAG AG	1,302	40,787
Wacker Chemie AG	662	163,902

		268,808

Media 0.3%
Axel Springer AG	846	138,588
Kabel Deutschland Holding AG *	2,084	130,184
Sky Deutschland AG *	10,068	44,379

		313,151

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
QIAGEN N.V. *	6,819	145,797
Stada Arzneimittel AG	3,674	162,572

		308,369

Real Estate 0.2%
Deutsche Euroshop AG	2,249	90,863
Deutsche Wohnen AG *	3,731	58,771
DIC Asset AG	2,410	32,420
IVG Immobilien AG *	8,034	67,792

		249,846

Retailing 0.1%
Fielmann AG	400	42,574
Medion AG	1,948	28,132

		70,706

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE	716	30,408
Kontron AG	3,006	37,057
Q-Cells SE (c)*	11,462	48,726
Solarworld AG (c)	5,725	91,617

		207,808

Software & Services 0.2%
Bechtle AG	1,191	56,714
Software AG	543	102,745
United Internet AG - Reg’d	3,098	60,610

		220,069

Technology Hardware & Equipment 0.0%
Jenoptik AG *	3,622	29,737

Transportation 0.3%
Fraport AG	2,006	160,191
Hamburger Hafen und Logistik AG	1,370	66,484
Sixt AG	1,095	55,111

		281,786

		4,059,442

Greece 0.7%

Banks 0.0%
TT Hellenic Postbank S.A. *	7,202	30,947

Capital Goods 0.1%
Ellaktor S.A.	11,458	51,932

Consumer Services 0.1%
Intralot S.A. Integrated Lottery	16,713	59,636

Diversified Financials 0.1%
Hellenic Exchanges S.A.	4,342	34,716
Marfin Investment Group S.A. *	75,562	79,450

		114,166

Energy 0.2%
Hellenic Petroleum S.A.	8,368	89,149
Motor Oil (Hellas) Corinth Refineries S.A.	9,108	120,759

		209,908

Materials 0.2%
Mytilineos Holdings S.A. *	9,097	72,433
Titan Cement Co.	3,756	100,168
Viohalco, Hellenic Copper & Aluminum Industry S.A. *	7,091	42,034

		214,635

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Alapis Holding Industrial and Commercial S.A.	108,209	28,937

48 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Retailing 0.0%
Jumbo S.A.	6,071	48,921

		759,082

Hong Kong 5.5%

Automobiles & Components 0.1%
Geely Automobile Holdings Ltd.	60,000	24,141
Xinyi Glass Holdings Co., Ltd.	52,000	62,803

		86,944

Banks 0.2%
Dah Sing Banking Group Ltd.	16,600	26,867
Dah Sing Financial Group	10,150	63,621
Wing Hang Bank Ltd.	9,500	105,905

		196,393

Capital Goods 0.3%
China High Speed Transmission Equipment Group Co., Ltd.	34,000	45,120
Johnson Electric Holdings Ltd.	91,500	56,221
NWS Holdings Ltd.	50,000	73,652
Shun Tak Holdings Ltd.	111,000	69,358
Singamas Container Holdings Ltd. *	82,000	37,725

		282,076

Consumer Durables & Apparel 0.4%
Anta Sports Products Ltd.	26,000	42,155
Bosideng International Holdings Ltd.	124,000	39,367
China Dongxiang Group Co.	135,000	47,251
Skyworth Digital Holdings Ltd.	92,000	58,886
Stella International Holdings Ltd.	14,000	31,799
Techtronic Industries Co., Ltd.	74,000	101,195
Texwinca Holdings Ltd.	46,000	51,905

		372,558

Consumer Services 0.6%
Cafe De Coral Holdings Ltd.	18,000	41,880
China Travel International Investment Hong Kong Ltd. *	190,000	38,994
Sands China Ltd. *	44,000	123,635
Shangri-La Asia Ltd.	52,000	145,172
SJM Holdings Ltd.	94,000	203,104
The Hongkong & Shanghai Hotels Ltd.	27,000	47,628

		600,413

Diversified Financials 0.2%
First Pacific Co., Ltd.	165,000	155,437
Guoco Group Ltd.	6,000	75,552

		230,989

Energy 0.0%
Mongolia Energy Co., Ltd. *	215,000	50,670

Food, Beverage & Tobacco 0.4%
China Mengniu Dairy Co., Ltd.	35,000	107,646
Global Bio-chem Technology Group Co., Ltd. *	314,000	76,664
Tingyi (Cayman Islands) Holding Corp.	48,000	127,398
Vitasoy International Holdings Ltd.	32,000	27,506
Want Want China Holdings Ltd.	113,000	101,573

		440,787

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	17,000	132,871

Materials 0.4%
China Grand Forestry Green Resources Group Ltd. *	896,000	27,418
China Shanshui Cement Group	64,000	71,774
Fosun International	121,000	95,666
Fushan International Energy Group Ltd.	58,000	40,712
Lee & Man Paper Manufacturing Ltd.	61,000	43,927
Nine Dragons Paper Holdings Ltd.	47,000	53,829
Samling Global Ltd.	360,000	49,835

		383,161

Media 0.1%
Television Broadcasts Ltd.	18,000	105,815

Real Estate 1.3%
Agile Property Holdings Ltd. (c)	56,000	91,340
Champion Real Estate Investment Trust (c)	113,000	65,507
Chinese Estates Holdings Ltd.	23,000	43,662
Country Garden Holdings Co.	152,000	61,733
Great Eagle Holdings Ltd.	36,000	128,186
Greentown China Holdings Ltd.	43,500	43,660
HKR International Ltd.	59,200	34,582
Hopewell Holdings Ltd.	26,500	80,131
Hopson Development Holdings Ltd. *	69,000	68,189
Hysan Development Co., Ltd.	31,000	144,941
K Wah International Holdings Ltd.	57,000	22,666
Kowloon Development Co., Ltd.	26,000	34,208
KWG Property Holding Ltd.	47,000	34,025
Midland Holdings Ltd.	36,000	27,881
New World China Land Ltd.	129,600	46,642
Shimao Property Holdings Ltd.	61,000	83,110
Shui On Land Ltd.	160,400	71,098
Soho China Ltd.	81,500	70,584
SRE Group Ltd.	412,000	37,232
Wheelock & Co., Ltd.	42,000	173,443

		1,362,820

Retailing 0.4%
Belle International Holdings Ltd.	68,000	133,093
Dah Chong Hong Holdings Ltd.	42,000	48,084
Giordano International Ltd.	95,000	68,630
GOME Electrical Appliances Holdings Ltd. *	386,000	138,813
Lifestyle International Holdings Ltd.	17,000	48,710
Parkson Retail Group Ltd.	22,000	33,847

		471,177

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	5,500	74,090
GCL-Poly Energy Holdings Ltd. *	58,000	41,555
Semiconductor Manufacturing International Corp. *	1,674,000	150,116

		265,761

Software & Services 0.1%
Tencent Holdings Ltd.	3,000	85,662

Technology Hardware & Equipment 0.4%
AAC Acoustic Technologies Holdings, Inc.	16,000	41,907
BYD Electronic International Co., Ltd.	38,500	20,661

See financial notes 49

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Foxconn International Holdings Ltd. (c)*	176,000	104,039
Kingboard Laminates Holding Ltd.	54,000	47,870
TPV Technology Ltd.	148,000	85,156
VTech Holdings Ltd.	13,000	148,477

		448,110

Telecommunication Services 0.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	26,533
SmarTone Telecommunications Holdings Ltd.	18,000	27,890

		54,423

Transportation 0.1%
Hong Kong Aircraft Engineering Co., Ltd.	3,600	53,302
Hopewell Highway Infrastructure Ltd.	49,900	32,377

		85,679

Utilities 0.1%
Cheung Kong Infrastructure Holdings Ltd.	12,000	58,540
China Gas Holdings Ltd.	76,000	29,458
ENN Energy Holdings Ltd.	16,000	55,078

		143,076

		5,799,385

Ireland 0.6%

Capital Goods 0.2%
Grafton Group plc	17,271	90,812
Kingspan Group plc	8,707	85,116

		175,928

Consumer Services 0.1%
Paddy Power plc	1,293	63,178

Food, Beverage & Tobacco 0.2%
C&C Group plc	19,360	99,216
Glanbia plc	7,962	51,358
Greencore Group plc	30,019	48,909

		199,483

Health Care Equipment & Services 0.0%
United Drug plc	14,210	49,009

Insurance 0.0%
Irish Life & Permament Group Holdings plc *	68,848	15,296

Media 0.0%
Independent News & Media plc *	45,416	39,352

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	6,996	56,239

Transportation 0.0%
Aer Lingus Group plc *	25,632	31,316

		629,801

Israel 1.3%

Banks 0.2%
Israel Discount Bank Ltd., Class A *	66,130	139,970
Mizrahi Tefahot Bank Ltd.	5,837	64,795

		204,765

Capital Goods 0.3%
Clal Industries Ltd.	4,437	35,590
Delek Group Ltd.	298	79,320
Discount Investment Corp. - Reg’d	7,234	147,693
Elbit Systems Ltd.	979	55,566
IDB Holding Corp., Ltd.	1,148	35,347

		353,516

Energy 0.2%
Oil Refineries Ltd. *	147,614	110,575
Paz Oil Co., Ltd.	286	53,028

		163,603

Food & Staples Retailing 0.0%
Shufersal Ltd.	6,581	41,145

Food, Beverage & Tobacco 0.0%
Strauss Group Ltd.	1,931	32,262

Insurance 0.1%
Clal Insurance Enterprise Holdings Ltd.	949	26,881
Harel Insurance Investments & Finances Service Ltd.	469	28,010
Migdal Insurance & Financial Holdings Ltd.	18,191	34,391

		89,282

Materials 0.2%
Makhteshim-Agan Industries Ltd. *	15,590	84,133
The Israel Corp., Ltd.	114	142,102

		226,235

Real Estate 0.1%
Delek Real Estate Ltd. *	119,906	22,434
Gazit-Globe Ltd.	3,672	50,199

		72,633

Software & Services 0.1%
NICE Systems Ltd. *	1,927	73,521

Telecommunication Services 0.1%
Partner Communications Co., Ltd.	6,968	132,143

		1,389,105

Italy 3.2%

Automobiles & Components 0.1%
Brembo S.p.A.	2,675	36,552
Immsi S.p.A.	25,302	32,861
Piaggio & C. S.p.A.	11,743	45,923

		115,336

Banks 0.1%
Credito Emiliano S.p.A.	9,676	66,700

Capital Goods 0.5%
Astaldi S.p.A.	4,661	40,646
C.I.R. S.p.A. - Compagnie Industriali Riunite *	48,736	127,822
Danieli S.p.A. - Officine Meccaniche Danieli & C.	1,418	45,173
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	2,943	52,732
Impregilo S.p.A. *	45,661	156,647
Interpump Group S.p.A. *	3,861	34,889
Maire Tecnimont S.p.A.	9,159	38,401

50 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Trevi Finanziaria S.p.A.	3,056	49,644

		545,954

Consumer Durables & Apparel 0.5%
Benetton Group S.p.A.	12,128	98,484
Bulgari S.p.A	7,000	127,497
De’Longhi S.p.A.	2,910	37,197
Geox S.p.A.	5,595	39,562
Indesit Co., S.p.A.	5,426	71,522
Safilo Group S.p.A. *	4,319	82,496
Tod’s S.p.A.	477	64,776

		521,534

Consumer Services 0.3%
Autogrill S.p.A. *	9,984	143,134
Lottomatica S.p.A.	6,824	152,390

		295,524

Diversified Financials 0.0%
Azimut Holding S.p.A.	3,400	43,477

Food & Staples Retailing 0.0%
Marr S.p.A.	2,592	34,034

Food, Beverage & Tobacco 0.1%
Davide Campari - Milano S.p.A.	9,381	67,543

Health Care Equipment & Services 0.1%
Sorin S.p.A. *	16,554	47,567

Insurance 0.3%
Mediolanum S.p.A	21,694	127,550
Milano Assicurazioni S.p.A. (c)*	67,288	99,316
Societa Cattolica di Assicurazioni S.c.r.l.	4,236	119,171

		346,037

Materials 0.1%
Cementir Holding S.p.A.	8,284	26,603
Italmobiliare S.p.A.	3,830	124,024

		150,627

Media 0.2%
Gruppo Editoriale L’Espresso S.p.A. *	15,653	48,621
Mondadori (Arnoldo) Editore S.p.A. *	19,093	80,904
Seat Pagine Gialle S.p.A. (c)*	652,764	78,350

		207,875

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	4,798	50,778

Real Estate 0.1%
Beni Stabili S.p.A. *	66,947	75,796
Prelios S.p.A *	91,666	71,916

		147,712

Software & Services 0.0%
Tiscali S.p.A. *	285,488	33,469

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	4,294	37,054

Transportation 0.2%
Alitalia S.p.A. (a)(b)*	14,782	—
Ansaldo STS S.p.A.	3,165	48,916
Autostrada Torino-Milano S.p.A.	5,028	84,602
Gemina S.p.A. *	52,402	54,307
Societa Iniziative Autostradali e Servizi S.p.A.	4,264	54,922

		242,747

Utilities 0.5%
ACEA S.p.A. *	9,340	120,569
Edison S.p.A. *	73,650	91,259
Hera S.p.A.	62,400	157,857
Iren S.p.A.	49,299	101,816

		471,501

		3,425,469

Japan 28.3%

Automobiles & Components 1.9%
Akebono Brake Industry Co., Ltd.	7,200	37,851
Calsonic Kansei Corp. *	11,000	44,825
EXEDY Corp.	1,800	57,504
F.C.C. Co., Ltd.	1,600	37,675
Futaba Industrial Co., Ltd. *	12,000	68,794
Kanto Auto Works, Ltd.	9,400	61,104
Kayaba Industry Co., Ltd.	9,000	74,871
Keihin Corp.	2,900	55,527
Koito Manufacturing Co., Ltd.	5,000	78,627
Mitsuba Corp. *	5,000	38,514
Musashi Seimitsu Industry Co., Ltd.	2,200	53,101
NGK Spark Plug Co., Ltd.	6,000	83,519
NHK Spring Co., Ltd.	11,000	104,608
Nifco, Inc.	2,100	53,097
Nippon Seiki Co., Ltd.	3,000	34,784
Nissan Shatai Co., Ltd.	6,000	44,955
Nissin Kogyo Co., Ltd.	3,500	58,867
Press Kogyo Co., Ltd. *	8,000	36,595
Riken Corp.	10,000	39,387
Sanden Corp.	12,000	56,818
Showa Corp. *	8,000	52,068
Sumitomo Rubber Industries Ltd.	12,400	140,513
Tachi-S Co., Ltd.	2,100	35,312
Takata Corp.	2,700	82,036
Tokai Rika Co., Ltd.	3,300	57,825
Tokai Rubber Industries Ltd.	2,800	34,088
Toyo Tire & Rubber Co., Ltd.	29,000	70,912
Toyoda Gosei Co., Ltd.	4,200	91,767
Toyota Auto Body Co., Ltd.	4,000	70,789
Toyota Boshoku Corp.	8,200	127,782
TS Tech Co., Ltd.	2,900	51,029
Unipres Corp.	1,500	32,140
Yorozu Corp.	1,400	28,374

		1,995,658

Banks 2.6%
Aichi Bank Ltd.	600	35,888
Aozora Bank Ltd.	30,000	64,984
Bank of The Ryukyus Ltd.	3,400	40,167
Kansai Urban Banking Corp.	21,000	37,599
Kiyo Holdings, Inc.	47,000	66,894
Mizuho Trust & Banking Co., Ltd.	41,000	34,670
Sapporo Hokuyo Holdings, Inc.	16,300	72,306
Senshu Ikeda Holdings, Inc.	48,300	72,124
Sumitomo Mitsui Financial Group, Inc.	729	22,644
Suruga Bank Ltd.	11,000	91,814
The 77 Bank Ltd.	20,000	92,388
The Akita Bank Ltd.	10,000	29,527
The Aomori Bank Ltd.	10,000	30,541
The Awa Bank Ltd.	11,000	68,729
The Bank of Iwate Ltd.	1,400	53,071

See financial notes 51

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bank of Nagoya Ltd.	16,000	50,803
The Bank of Okinawa Ltd.	1,400	56,162
The Daishi Bank Ltd.	24,000	75,725
The Ehime Bank Ltd.	9,000	25,407
The Eighteenth Bank Ltd.	14,000	38,002
The Fukui Bank Ltd.	11,000	33,287
The Higashi-Nippon Bank Ltd.	11,000	22,332
The Higo Bank Ltd.	13,000	74,960
The Hiroshima Bank Ltd.	27,000	118,013
The Hokkoku Bank Ltd.	19,000	64,223
The Hyakugo Bank Ltd.	18,000	78,457
The Hyakujushi Bank Ltd.	15,000	55,996
The Iyo Bank Ltd.	15,000	125,442
The Juroku Bank Ltd.	26,000	80,613
The Kagoshima Bank Ltd.	13,000	87,414
The Keiyo Bank Ltd.	9,000	44,276
The Minato Bank Ltd.	15,000	27,956
The Miyazaki Bank Ltd.	10,000	22,657
The Musashino Bank Ltd.	2,400	76,006
The Nanto Bank Ltd.	15,000	73,373
The Nishi-Nippon City Bank Ltd.	39,000	110,463
The Ogaki Kyoritsu Bank Ltd.	23,000	73,808
The Oita Bank Ltd.	9,000	28,659
The San-in Godo Bank Ltd.	13,000	96,423
The Shiga Bank Ltd.	15,000	80,475
The Shikoku Bank Ltd.	12,000	35,997
The Tochigi Bank Ltd.	6,000	24,378
The Toho Bank Ltd.	12,000	29,563
The Tokyo Tomin Bank Ltd.	3,000	40,111
The Yachiyo Bank Ltd.	1,200	36,631
The Yamagata Bank Ltd.	8,000	39,021
The Yamanashi Chuo Bank Ltd.	10,000	44,593
Tsukuba Bank Ltd. *	12,000	34,835

		2,719,407

Capital Goods 5.0%
Aica Kogyo Co., Ltd.	3,000	39,705
Amano Corp.	4,700	43,623
Bando Chemical Industries Ltd.	6,000	25,286
Central Glass Co., Ltd.	16,000	63,249
Chiyoda Corp.	12,000	119,456
Chudenko Corp.	2,500	30,821
CKD Corp.	4,000	36,281
Comsys Holdings Corp.	9,500	99,409
Daifuku Co., Ltd.	8,500	57,671
Daihen Corp.	8,000	32,102
Ebara Corp. *	20,000	112,840
Fujitec Co., Ltd.	7,000	35,868
Furukawa Co., Ltd. *	40,000	44,770
Futaba Corp.	2,600	48,463
Glory Ltd.	3,700	81,260
GS Yuasa Corp.	12,000	82,109
Hino Motors Ltd.	25,000	118,495
Hitachi Cable Ltd.	21,000	50,282
Hitachi Construction Machinery Co., Ltd.	5,800	141,399
Hitachi Zosen Corp.	58,500	85,431
Hoshizaki Electric Co., Ltd.	3,300	64,151
Inaba Denki Sangyo Co., Ltd.	2,400	63,319
Inabata & Co., Ltd.	9,300	53,420
Iseki & Co., Ltd. *	13,000	29,450
Iwatani Corp.	16,000	52,800
JFE Shoji Holdings, Inc.	28,000	123,506
Kandenko Co., Ltd.	10,000	51,777
Keihan Electric Railway Co., Ltd.	24,000	99,500
Kitz Corp.	9,000	46,888
Komori Corp.	5,600	53,303
Kumagai Gumi Co., Ltd. *	37,000	40,707
Kurita Water Industries Ltd.	4,300	125,940
Kuroda Electric Co., Ltd.	2,700	30,087
Kyowa Exeo Corp.	8,300	87,327
Kyudenko Corp.	5,000	29,745
Mabuchi Motor Co., Ltd.	1,900	94,265
Maeda Corp.	28,000	85,094
Maeda Road Construction Co., Ltd.	8,000	75,923
Makino Milling Machine Co., Ltd.	4,000	37,603
Max Co., Ltd.	3,000	37,093
Meidensha Corp.	10,000	42,834
Misumi Group, Inc.	1,300	32,781
Mitsuboshi Belting Ltd.	6,000	28,311
Miura Co., Ltd.	1,500	42,618
Mori Seiki Co., Ltd.	6,200	79,836
Nabtesco Corp.	2,000	51,201
Nachi-Fujikoshi Corp.	10,000	55,874
Nagase & Co., Ltd.	8,000	101,345
Namura Shipbuilding Co., Ltd.	5,400	27,408
NEC Networks & System Integration Corp.	2,300	30,053
Nichias Corp.	8,000	48,676
Nippo Corp.	10,000	80,497
Nippon Densetsu Kogyo Co., Ltd.	5,000	48,075
Nippon Steel Trading Co., Ltd.	8,000	22,953
Nippon Thompson Co., Ltd.	4,000	29,773
Nishimatsu Construction Co., Ltd.	60,000	91,491
Nitto Boseki Co., Ltd.	14,000	34,005
Noritake Co., Ltd.	7,000	28,024
Noritz Corp.	3,100	54,041
Oiles Corp.	2,200	42,440
Okuma Corp. *	6,000	56,518
Okumura Corp.	15,000	58,674
OSG Corp.	3,200	42,899
Penta-Ocean Construction Co., Ltd.	34,000	75,049
Ryobi Ltd.	13,000	50,371
Sanki Engineering Co., Ltd.	8,000	47,743
Sankyo-Tateyama Holdings, Inc. *	43,000	62,227
Sanwa Holdings Corp.	23,000	74,832
Sekisui Jushi Corp.	4,000	41,592
Shima Seiki Mfg., Ltd.	1,700	45,093
ShinMaywa Industries Ltd.	10,000	42,676
Sintokogio Ltd.	3,500	35,020
Sumikin Bussan Corp.	14,000	32,425
Swcc Showa Holdings Co., Ltd. *	26,000	32,838
Tadano Ltd.	9,000	48,134
Taihei Dengyo Kaisha Ltd.	4,000	36,169
Taikisha Ltd.	2,400	46,084
Takara Standard Co., Ltd.	7,000	52,883
Takasago Thermal Engineering Co., Ltd.	8,000	68,329
Tekken Corp.	26,000	34,962
The Japan Steel Works Ltd.	9,000	72,689
The Nippon Signal Co., Ltd.	3,800	29,689
THK Co., Ltd.	4,700	120,810
Tobishima Corp. *	130,500	47,106
Toda Corp.	23,000	85,421
Toshiba Machine Co., Ltd.	5,000	26,737

52 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toshiba Plant Systems & Services Corp.	3,000	34,267
Toyo Construction Co., Ltd.	42,000	46,951
Toyo Engineering Corp.	10,000	40,401
Trusco Nakayama Corp.	1,800	30,471
Tsubakimoto Chain Co.	9,000	47,885
Ushio, Inc.	3,800	77,374
Yamazen Corp.	6,100	34,858
Yuasa Trading Co., Ltd. *	31,000	44,558

		5,326,389

Commercial & Professional Supplies 0.4%
Duskin Co., Ltd.	5,500	110,957
Kokuyo Co., Ltd.	11,100	82,092
Meitec Corp.	2,000	38,746
Nissha Printing Co., Ltd. (c)	2,200	44,916
Okamura Corp.	6,000	34,084
Park24 Co., Ltd.	4,500	47,019
Sohgo Security Services Co., Ltd.	5,000	57,399
Toppan Forms Co., Ltd.	3,500	28,007

		443,220

Consumer Durables & Apparel 1.5%
Alpine Electronics, Inc.	2,700	33,913
Asics Corp.	6,000	86,771
Chofu Seisakusho Co., Ltd.	1,900	46,302
Foster Electric Co., Ltd.	1,600	37,457
Funai Electric Co., Ltd.	1,100	33,356
Gunze Ltd.	15,000	54,335
Heiwa Corp.	2,600	40,205
Hitachi Koki Co., Ltd.	3,600	32,976
JVC KENWOOD Holdings, Inc. *	10,160	52,343
Kurabo Industries Ltd.	23,000	41,465
Mizuno Corp.	7,000	30,223
Nisshinbo Holdings, Inc.	11,000	108,882
Onward Holdings Co., Ltd.	12,000	89,394
PanaHome Corp.	6,000	40,093
Pioneer Corp. *	22,500	95,171
Rinnai Corp.	1,600	106,197
Sangetsu Co., Ltd.	2,400	55,204
Sanyo Shokai Ltd.	11,000	32,972
Seiko Holdings Corp.	13,000	42,694
Seiren Co., Ltd.	6,000	40,329
Shimano, Inc.	2,400	128,806
Tamron Co., Ltd.	1,200	26,433
The Japan Wool Textile Co., Ltd.	5,000	44,384
Tokyo Style Co., Ltd.	7,000	47,295
Tomy Co., Ltd.	4,800	41,385
Toyobo Co., Ltd.	68,000	107,449
Unitika Ltd. *	47,000	35,976
Wacoal Holdings Corp.	6,000	78,110

		1,610,120

Consumer Services 0.4%
Accordia Golf Co., Ltd.	48	30,959
Doutor Nichires Holdings Co., Ltd.	3,600	42,885
H.I.S. Co., Ltd.	1,600	38,318
MOS Food Services, Inc.	2,200	40,434
Oriental Land Co., Ltd.	1,600	135,853
Resorttrust, Inc.	2,600	31,726
Round One Corp.	5,300	32,219
Saizeriya Co., Ltd.	2,000	34,104
Tokyo Dome Corp. *	16,000	34,649
Yoshinoya Holdings Co., Ltd.	25	30,369
Zensho Co., Ltd.	3,600	37,969

		489,485

Diversified Financials 0.9%
Acom Co., Ltd. (c)	7,000	102,590
Aeon Credit Service Co., Ltd.	5,900	80,001
Century Tokyo Leasing Corp.	1,600	27,452
Fuyo General Lease Co., Ltd.	1,600	50,123
Hitachi Capital Corp.	3,200	45,646
IBJ Leasing Co., Ltd.	1,600	39,488
Jaccs Co., Ltd.	22,000	61,027
JAFCO Co., Ltd.	1,100	28,179
Japan Securities Finance Co., Ltd.	5,700	35,726
Marusan Securities Co., Ltd.	8,200	34,389
Matsui Securities Co., Ltd.	7,500	36,970
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	99,939
Mizuho Securities Co., Ltd.	27,000	68,717
Monex Group, Inc.	164	32,666
Okasan Securities Group, Inc.	8,000	28,699
Orient Corp. *	56,000	68,846
Ricoh Leasing	1,600	35,855
Tokai Tokyo Financial Holdings, Inc.	17,000	50,952

		927,265

Energy 0.2%
AOC Holdings, Inc. *	7,900	52,831
Itohchu Enex Co., Ltd.	5,900	32,011
Japan Petroleum Exploration Co., Ltd.	2,300	112,763
San-Ai Oil Co., Ltd.	6,000	32,399
Shinko Plantech Co., Ltd.	2,600	29,131

		259,135

Food & Staples Retailing 0.7%
Arcs Co., Ltd.	1,900	29,430
Cawachi Ltd.	1,600	30,598
Circle K Sunkus Co., Ltd.	4,300	66,401
cocokara fine, Inc.	3,000	64,329
FamilyMart Co., Ltd.	4,100	148,821
Heiwado Co., Ltd.	3,100	39,296
Izumiya Co., Ltd.	6,000	26,140
Kato Sangyo Co., Ltd.	2,400	40,510
Matsumotokiyoshi Holdings Co., Ltd.	4,800	101,990
Ministop Co., Ltd.	1,700	27,535
Okuwa Co., Ltd.	3,000	30,923
Sugi Holdings Co., Ltd.	1,400	33,529
Tsuruha Holdings, Inc.	700	33,113
Valor Co., Ltd.	2,900	30,925

		703,540

Food, Beverage & Tobacco 2.0%
Coca-Cola Central Japan Co., Ltd.	2,400	32,674
Coca-Cola West Co., Ltd.	5,500	113,906
Ezaki Glico Co., Ltd.	7,000	83,712
Fuji Oil Co., Ltd.	4,700	65,248
Hokuto Corp.	1,200	26,836
House Food Corp.	3,600	58,930
Ito En Ltd.	4,900	86,970
Itoham Foods, Inc.	16,000	63,503
J-Oil Mills, Inc.	9,000	25,280
Kagome Co., Ltd.	4,100	71,403
Kewpie Corp.	11,500	137,750
Kikkoman Corp.	11,000	109,196

See financial notes 53

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kyokuyo Co., Ltd.	12,000	23,754
Marudai Food Co., Ltd.	10,000	31,751
Maruha Nichiro Holdings, Inc.	71,000	105,753
Megmilk Snow Brand Co., Ltd.	5,800	90,110
Mikuni Coca-Cola Bottling Co., Ltd.	5,300	47,791
Mitsui Sugar Co., Ltd.	8,000	39,964
Morinaga & Co., Ltd.	13,000	29,267
Morinaga Milk Industry Co., Ltd.	25,000	100,915
Nichirei Corp.	24,000	105,448
Nippon Flour Mills Co., Ltd.	14,000	69,424
Nippon Suisan Kaisha Ltd.	31,100	86,976
Sakata Seed Corp.	1,800	25,539
Sapporo Holdings Ltd.	25,000	100,461
Takara Holdings, Inc.	10,000	48,668
The Nisshin Oillio Group Ltd.	14,000	65,555
Toyo Suisan Kaisha Ltd.	5,000	115,149
Yamazaki Baking Co., Ltd.	12,000	154,753

		2,116,686

Health Care Equipment & Services 0.4%
Hogy Medical Co., Ltd.	1,000	41,301
Miraca Holdings, Inc.	2,200	83,765
Nihon Kohden Corp.	1,800	38,227
Nikkiso Co., Ltd.	4,000	33,219
Nipro Corp.	2,600	53,025
Toho Holdings Co., Ltd.	12,200	125,839
Vital KSK Holdings, Inc.	6,400	53,820

		429,196

Household & Personal Products 0.4%
Fancl Corp.	3,000	41,206
Kobayashi Pharmaceutical Co., Ltd.	1,200	56,402
Kose Corp.	1,800	46,906
Lion Corp.	16,000	83,927
Mandom Corp.	1,600	42,065
Unicharm Corp.	2,700	106,946
Unihair Co., Ltd. *	3,100	29,884

		407,336

Insurance 0.1%
Sony Financial Holdings, Inc.	5,166	96,018

Materials 3.5%
Adeka Corp.	6,400	63,401
Aichi Steel Corp.	6,000	36,383
Air Water, Inc.	10,000	120,889
Chugoku Marine Paints Ltd.	4,000	33,823
Daido Steel Co., Ltd.	20,000	114,320
Daio Paper Corp.	9,000	65,098
Earth Chemical Co., Ltd.	1,000	33,340
FP Corp.	1,100	63,480
Furukawa-Sky Aluminum Corp.	11,000	31,559
Godo Steel Ltd.	24,000	62,100
Hitachi Chemical Co., Ltd.	6,800	140,157
Hitachi Metals Ltd.	8,000	105,371
Hokuetsu Kishu Paper Co., Ltd.	9,000	50,332
Ishihara Sangyo Kaisha Ltd. *	29,000	34,847
Kaneka Corp.	16,000	116,781
Kansai Paint Co., Ltd.	10,000	90,198
Kureha Corp.	11,000	55,110
Kyoei Steel Ltd.	2,800	49,202
Lintec Corp.	2,100	62,148
Maruichi Steel Tube Ltd.	4,600	114,472
Mitsubishi Paper Mills Ltd. *	48,000	48,772
Mitsubishi Steel Mfg. Co., Ltd.	10,000	33,744
Nihon Parkerizing Co., Ltd.	2,000	27,821
Nihon Yamamura Glass Co., Ltd.	14,000	38,780
Nippon Coke & Engineering Co., Ltd.	13,500	25,844
Nippon Denko Co., Ltd.	7,000	45,786
Nippon Kayaku Co., Ltd.	9,000	86,937
Nippon Light Metal Co., Ltd.	55,000	112,376
Nippon Metal Industry Co., Ltd. *	22,000	24,998
Nippon Paint Co., Ltd.	10,000	70,166
Nippon Shokubai Co., Ltd.	9,000	118,128
Nippon Soda Co., Ltd.	8,000	35,126
Nippon Yakin Kogyo Co., Ltd. *	12,500	29,666
Nissan Chemical Industries Ltd.	10,000	103,762
Nittetsu Mining Co., Ltd.	5,000	23,811
Nof Corp.	11,000	48,288
Pacific Metals Co., Ltd.	8,000	60,610
Rengo Co., Ltd.	20,000	119,727
Sakai Chemical Industry Co., Ltd.	6,000	31,389
Sanyo Chemical Industries Ltd.	4,000	32,686
Sanyo Special Steel Co., Ltd.	8,000	44,684
Shin-Etsu Polymer Co., Ltd.	4,500	24,206
Sumitomo Bakelite Co., Ltd.	13,000	83,372
Sumitomo Light Metal Industries Ltd. *	47,000	53,872
Sumitomo Osaka Cement Co., Ltd.	42,000	114,197
Takasago International Corp.	6,000	31,212
Toagosei Co., Ltd.	13,000	70,405
Toho Zinc Co., Ltd.	6,000	32,728
Tokai Carbon Co., Ltd.	10,000	52,742
Tokuyama Corp.	25,000	129,980
Tokyo Ohka Kogyo Co., Ltd.	2,900	61,329
Tokyo Steel Manufacturing Co., Ltd.	12,100	131,128
Topy Industries Ltd.	23,000	60,749
Toyo Ink Mfg. Co., Ltd.	12,000	60,775
Yamato Kogyo Co., Ltd.	3,000	99,010
Yodogawa Steel Works Ltd.	16,000	67,522
Zeon Corp.	9,000	81,307

		3,760,646

Media 0.5%
Asatsu-DK, Inc.	2,900	76,096
Fuji Media Holdings, Inc.	40	53,470
Kadokawa Group Holdings, Inc.	1,600	41,787
Nippon Television Network Corp.	300	42,660
Shochiku Co., Ltd.	4,000	28,867
SKY Perfect JSAT Holdings, Inc.	72	28,773
Toei Co., Ltd.	8,000	36,472
Toho Co., Ltd.	7,900	119,604
Tokyo Broadcasting System Holdings, Inc.	3,000	35,094
TV Asahi Corp.	26	39,950

		502,773

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Dainippon Sumitomo Pharma Co., Ltd.	9,400	90,388
Hisamitsu Pharmaceutical Co., Inc.	1,800	75,121
Kaken Pharmaceutical Co., Ltd.	3,000	38,919
Kissei Pharmaceutical Co., Ltd.	3,000	56,640
Kyorin Co., Ltd.	3,000	53,562
Kyowa Hakko Kirin Co., Ltd.	14,000	139,690
Mitsubishi Tanabe Pharma Corp.	7,000	116,127
Mochida Pharmaceutical Co., Ltd.	4,000	44,488
Rohto Pharmaceutical Co., Ltd.	4,000	40,675

54 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Santen Pharmaceutical Co., Ltd.	2,700	104,436
Tsumura & Co.	2,100	65,318

		825,364

Real Estate 0.6%
Aeon Mall Co., Ltd.	2,800	67,341
Daibiru Corp.	3,500	27,768
Daikyo, Inc. *	23,000	37,102
Goldcrest Co., Ltd.	1,760	29,329
Heiwa Real Estate Co., Ltd.	15,000	33,653
Hulic Co., Ltd.	3,600	30,099
Kenedix, Inc. *	152	27,773
Leopalace21 Corp. (c)*	79,400	112,640
Nomura Real Estate Holdings, Inc.	4,500	69,511
NTT Urban Development Corp.	51	42,317
Shoei Co., Ltd.	2,800	25,762
TOC Co., Ltd.	9,600	39,289
Tokyo Tatemono Co., Ltd.	27,000	97,634

		640,218

Retailing 1.9%
Alpen Co., Ltd.	1,800	29,543
AOKI Holdings, Inc.	1,900	29,270
Aoyama Trading Co., Ltd.	7,100	116,962
Autobacs Seven Co., Ltd.	2,500	91,884
Best Denki Co., Ltd. *	11,500	31,172
Bic Camera, Inc.	99	45,265
Canon Marketing Japan, Inc.	11,000	121,819
Chiyoda Co., Ltd.	2,400	31,795
DCM Holdings Co., Ltd.	8,600	54,704
Don Quijote Co., Ltd.	3,000	112,357
Fuji Co., Ltd.	1,600	33,120
Geo Corp.	39	45,159
H2O Retailing Corp.	10,000	72,694
Hikari Tsushin, Inc.	1,600	31,493
Izumi Co., Ltd.	5,100	72,998
Joshin Denki Co., Ltd.	3,000	29,050
K’s Holdings Corp.	3,640	113,452
Kohnan Shoji Co., Ltd.	3,700	61,048
Kojima Co., Ltd.	6,600	39,569
Komeri Co., Ltd.	3,800	103,460
Nissen Holdings Co., Ltd.	4,800	31,262
Nitori Co., Ltd.	800	69,178
Paltac Corp.	2,400	40,450
Parco Co., Ltd.	4,400	37,567
Ryohin Keikaku Co., Ltd.	2,100	97,480
Shimachu Co., Ltd.	3,400	79,371
Shimamura Co., Ltd.	1,100	103,587
T-Gaia Corp.	23	39,930
The Daiei, Inc. *	29,600	103,449
USS Co., Ltd.	1,100	84,531
Xebio Co., Ltd.	1,600	29,687
Yokohama Reito Co., Ltd.	5,000	33,866

		2,017,172

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	5,400	107,318
Dainippon Screen Mfg. Co., Ltd. *	7,000	65,007
Disco Corp.	600	41,174
Sanken Electric Co., Ltd.	9,000	48,225
Shinko Electric Industries Co., Ltd.	4,900	50,320
Sumco Corp. *	6,600	127,312
Tokyo Seimitsu Co., Ltd.	1,500	29,345
UKC Holdings Corp.	3,000	32,275
ULVAC, Inc.	2,900	64,911

		565,887

Software & Services 1.0%
Capcom Co., Ltd.	2,000	37,166
CSK Holdings Corp. *	9,900	31,686
eAccess Ltd.	60	28,330
Fuji Soft, Inc.	4,000	61,125
IT Holdings Corp.	9,900	97,363
Itochu Techno-Solutions Corp.	1,700	60,274
Konami Corp.	7,100	141,509
Net One Systems Co., Ltd.	27	48,890
Nihon Unisys Ltd.	6,500	40,181
NSD Co., Ltd.	3,600	33,321
OBIC Co., Ltd.	180	33,380
Oracle Corp. Japan	1,000	43,333
Otsuka Corp.	900	56,527
Square Enix Holdings Co., Ltd.	2,600	43,321
Sumisho Computer Systems Corp. (c)	3,000	42,693
Transcosmos, Inc.	3,100	29,057
Trend Micro, Inc.	4,000	114,193
Yahoo Japan Corp.	256	94,169

		1,036,518

Technology Hardware & Equipment 2.0%
Anritsu Corp.	4,000	31,919
Canon Electronics, Inc.	1,400	33,599
Citizen Watch Co., Ltd.	22,000	133,213
Cmk Corp.	8,200	33,721
Daiwabo Holdings Co., Ltd.	20,000	41,046
Denki Kogyo Co., Ltd.	6,000	28,636
Hamamatsu Photonics K.K.	2,200	86,566
Hirose Electric Co., Ltd.	1,100	114,645
Hitachi High-Technologies Corp.	3,800	79,971
Hitachi Kokusai Electric, Inc.	5,000	41,692
Horiba Ltd.	1,900	57,164
Hosiden Corp.	9,800	98,211
Japan Aviation Electronics Industry Ltd.	4,000	29,187
Japan Radio Co., Ltd.	12,000	29,835
Kaga Electronics Co., Ltd.	3,200	36,498
Mitsumi Electric Co., Ltd.	9,100	116,689
Nichicon Corp.	4,000	61,476
Nippon Chemi-Con Corp.	6,000	31,400
Oki Electric Industry Co., Ltd. *	131,000	107,391
Riso Kagaku Corp.	1,700	32,000
Ryoden Trading Co., Ltd.	4,000	24,623
Ryosan Co., Ltd.	3,900	90,484
Ryoyo Electro Corp.	3,300	33,946
Sanshin Electronics Co., Ltd.	3,600	30,089
Shimadzu Corp.	11,000	95,566
SMK Corp.	8,000	34,992
Star Micronics Co., Ltd.	2,500	28,225
Taiyo Yuden Co., Ltd.	7,000	98,574
Toshiba Tec Corp.	13,000	60,050
Uniden Corp. *	8,000	29,324
Yamatake Corp.	4,100	105,056
YASKAWA Electric Corp.	8,000	93,656
Yokogawa Electric Corp.	17,400	140,977

		2,090,421

See financial notes 55

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.9%
Fukuyama Transporting Co., Ltd.	9,000	43,494
Hitachi Transport System Ltd.	2,400	33,350
Iino Kaiun Kaisha Ltd.	5,300	25,211
Japan Airport Terminal Co., Ltd.	3,800	49,150
Kamigumi Co., Ltd.	13,000	111,342
Keihin Electric Express Railway Co., Ltd.	18,000	125,654
Keisei Electric Railway Co., Ltd.	15,000	87,036
Mitsubishi Logistics Corp.	7,000	77,429
Mitsui-Soko Co., Ltd.	8,000	29,679
Nippon Konpo Unyu Soko Co., Ltd.	4,000	42,948
Nishi-Nippon Railroad Co., Ltd.	17,000	73,471
Sankyu, Inc.	22,000	101,105
Senko Co., Ltd.	8,000	23,788
Sotetsu Holdings, Inc.	24,000	65,850
The Sumitomo Warehouse Co., Ltd.	10,000	46,051

		935,558

Utilities 0.1%
Saibu Gas Co., Ltd.	10,000	24,172
The Okinawa Electric Power Co., Inc.	1,900	82,863

		107,035

		30,005,047

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	384	33,739

Diversified Financials 0.0%
Verwaltungs-und Privat-Bank AG	230	30,418

		64,157

Luxembourg 0.1%

Media 0.1%
RTL Group	544	56,402

Real Estate 0.0%
Gagfah S.A.	5,476	49,760

Telecommunication Services 0.0%
Colt Group S.A. *	19,460	48,953

		155,115

Netherlands 1.6%

Capital Goods 0.5%
Aalberts Industries N.V.	5,293	133,866
Arcadis N.V.	2,681	69,190
Grontmij N.V. CVA	1,804	40,575
Heijmans N.V., CVA *	4,043	136,830
Wavin N.V. *	7,121	127,359

		507,820

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	1,978	91,550
TomTom N.V. (c)*	5,312	48,046

		139,596

Diversified Financials 0.0%
BinckBank N.V.	2,930	52,983

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,693	62,898

Food, Beverage & Tobacco 0.1%
Koninklijike Wessanen N.V.	18,794	83,650

Health Care Equipment & Services 0.1%
Mediq N.V.	6,195	133,525

Insurance 0.0%
Brit Insurance Holdings N.V. (a)(b)*	571	10,205

Materials 0.1%
AMG Advanced Metallurgical Group N.V. *	1,811	40,588
James Hardie Industries N.V. CDI *	13,222	85,965

		126,553

Real Estate 0.3%
Eurocommercial Properties N.V.	2,001	102,836
Nieuwe Steen Investments N.V.	2,793	61,846
Vastned Offices/Industrial N.V.	2,182	43,566
VastNed Retail N.V.	1,660	127,202

		335,450

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	1,432	62,116

Software & Services 0.1%
Ordina N.V. *	6,672	39,423
Unit 4 N.V.	838	31,441

		70,864

Technology Hardware & Equipment 0.0%
TKH Group N.V. CVA	1,361	42,534

Transportation 0.1%
Koninklijke Vopak N.V.	1,574	75,412

		1,703,606

New Zealand 0.6%

Consumer Services 0.1%
Sky City Entertainment Group Ltd.	35,481	102,362

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	20,407	51,134

Materials 0.1%
Nufarm Ltd. *	15,453	82,090
Nuplex Industries Ltd.	11,449	30,312

		112,402

Media 0.1%
Sky Network Television Ltd.	11,565	54,600

Real Estate 0.1%
AMP NZ Office Ltd.	44,504	29,553
Goodman Property Trust	39,430	29,073
Kiwi Income Property Trust	45,897	38,293

		96,919

Transportation 0.1%
Air New Zealand Ltd.	31,745	28,589
Auckland International Airport Ltd.	42,889	77,174

		105,763

Utilities 0.1%
Contact Energy Ltd. *	14,575	70,314

56 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Infratil Ltd.	24,670	37,949

		108,263

		631,443

Norway 1.2%

Banks 0.1%
Sparebanken 1 SMN	4,346	43,666
Sparebanken Rogaland	3,934	42,149

		85,815

Capital Goods 0.0%
Veidekke A.S.A.	3,434	34,689

Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	5,013	43,017

Energy 0.5%
Aker ASA, A Shares	4,041	123,320
BW Offshore Ltd. *	14,860	38,534
DNO International A.S.A. *	15,220	22,842
Dockwise Ltd. *	1,038	30,072
Fred. Olsen Energy A.S.A.	1,630	75,081
Norwegian Energy Co., A.S.A. *	14,516	39,734
Sevan Marine A.S.A. *	35,278	24,904
Songa Offshore SE *	8,500	51,935
TGS Nopec Geophysical Co., A.S.A.	3,116	82,041

		488,463

Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	5,126	39,384
Cermaq A.S.A. *	3,429	70,633
Marine Harvest	111,373	147,140

		257,157

Media 0.1%
Schibsted A.S.A.	3,043	91,556

Real Estate 0.0%
Norwegian Property A.S.A. *	22,454	45,369

Semiconductors & Semiconductor Equipment 0.1%
Renewable Energy Corp. A.S.A. *	27,200	96,058

Software & Services 0.1%
Atea A.S.A.	4,960	54,872

Transportation 0.1%
Golden Ocean Group Ltd.	48,950	59,909
Stolt-Nielsen Ltd.	2,256	54,609

		114,518

		1,311,514

Portugal 0.8%

Banks 0.2%
Banco BPI S.A. - Reg’d *	50,886	91,469
Banco Espirito Santo S.A.	31,800	133,947
Banif, SGPS, S.A. - Reg’d *	20,346	21,087

		246,503

Capital Goods 0.1%
Mota-Engil, SGPS, S.A. *	18,535	49,197

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	7,754	127,178

Materials 0.3%
CIMPOR-Cimentos de Portugal, SGPS, S.A.	14,248	98,438
Portucel-Empresa Produtora de Pasta e Papel, S.A.	16,559	62,000
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	5,699	71,695
Sonae Industria-SGPS, S.A. *	12,033	26,560

		258,693

Media 0.1%
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS, S.A.	19,198	108,748

Telecommunication Services 0.0%
Sonaecom, SGPS, S.A. *	16,207	37,338

		827,657

Republic of Korea 7.7%

Automobiles & Components 0.1%
Halla Climate Control Corp.	2,600	53,275
S&T Daewoo Co., Ltd.	1,120	32,616
Ssangyong Motor Co. *	9,440	87,314

		173,205

Banks 0.0%
Jeonbuk Bank	4,980	27,321

Capital Goods 1.9%
CJ Corp.	2,370	178,990
Daewoo Engineering & Construction Co., Ltd.	7,430	79,170
Daewoo International Corp.	3,010	117,093
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,410	189,004
Dongbu Corp.	4,080	25,531
Doosan Engineering & Construction Co., Ltd.	7,960	38,144
Doosan Infracore Co., Ltd. *	4,320	119,781
Hanjin Heavy Industries & Construction Co., Ltd. *	3,881	141,395
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	12,710	154,551
KCC Corp.	492	166,836
Keangnam Enterprises Ltd. *	3,390	36,429
Kolon Engineering & Construction Co., Ltd. *	5,740	21,803
Kyeryong Construction Industrial Co., Ltd.	2,320	30,589
LG Hausys Ltd.	542	40,300
Samsung Engineering Co., Ltd.	720	160,127
Samsung Techwin Co., Ltd.	1,719	141,681
SK Networks Co., Ltd.	14,020	155,368
STX Engine Co., Ltd.	1,980	53,638
Taeyoung Engineering & Construction	8,170	42,744
Taihan Electric Wire Co., Ltd. *	17,877	86,573

		1,979,747

Commercial & Professional Supplies 0.1%
S1 Corp.	1,132	55,287

Consumer Durables & Apparel 0.2%
Handsome Co., Ltd.	1,640	34,464

See financial notes 57

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
LG Fashion Corp.	1,400	43,411
Woongjin Coway Co., Ltd.	4,000	133,679

		211,554

Consumer Services 0.0%
Hotel Shilla Co., Ltd.	1,440	35,408

Diversified Financials 0.9%
Daewoo Securities Co., Ltd.	7,150	150,870
Daishin Securities Co., Ltd.	4,920	66,514
Hanwha Securities Co., Ltd.	4,260	28,862
Hyundai Securities Co., Ltd.	12,580	159,573
Korea Investment Holdings Co., Ltd.	3,500	137,427
Meritz Finance Holdings Co., Ltd. (a)(b)*	2,815	5,734
Mirae Asset Securities Co., Ltd.	887	35,943
Samsung Card Co., Ltd.	2,060	102,353
Tong Yang Securities, Inc.	20,180	148,590
Woori Investment & Securities Co., Ltd.	7,220	144,941

		980,807

Energy 0.0%
SK Gas Co., Ltd.	872	41,391

Food, Beverage & Tobacco 0.7%
CJ CheilJedang Corp.	667	154,827
Daesang Corp.	5,310	44,192
Hite Brewery Co., Ltd.	512	56,175
Lotte Chilsung Beverage Co., Ltd.	73	78,110
Lotte Confectionery Co., Ltd.	66	97,692
Namyang Dairy Products Co., Ltd.	46	34,640
Nong Shim Co., Ltd.	433	100,810
ORION Corp.	198	76,849
Ottogi Corp.	318	39,318
Samyang Corp.	1,050	81,420

		764,033

Household & Personal Products 0.3%
Amorepacific Corp.	91	91,709
LG Household & Health Care Ltd.	171	68,773
Pacific Corp.	614	120,976

		281,458

Insurance 0.5%
Hanwha General Insurance Co., Ltd. *	3,940	32,849
Hyundai Marine & Fire Insurance Co., Ltd.	6,020	158,400
Korean Reinsurance Co.	7,775	89,308
LIG Insurance Co., Ltd.	5,590	138,033
Meritz Fire & Marine Insurance Co., Ltd.	6,724	77,229

		495,819

Materials 1.6%
Dongbu HiTek Co., Ltd. *	2,710	38,630
Dongbu Steel Co., Ltd.	8,710	76,680
Hanil Cement Co., Ltd.	594	28,657
Hansol Paper Co., Ltd.	10,000	77,020
Hanwha Chemical Corp.	4,070	181,639
Hyundai Hysco	1,600	65,282
Kisco Corp.	1,020	31,510
Kolon Corp.	1,140	30,591
Korea Zinc Co., Ltd.	481	189,962
OCI Co., Ltd.	452	270,378
Poongsan Corp.	1,640	62,482
Samsung Fine Chemicals Co., Ltd.	600	44,483
Seah Besteel Corp.	2,170	111,531
SK Chemicals Co., Ltd.	2,772	195,823
SKC Co., Ltd.	780	44,865
Ssangyong Cement Industrial Co., Ltd. *	5,460	34,793
Taekwang Industrial Co., Ltd.	114	161,375
Tong Yang Major Corp. *	15,280	26,862
Young Poong Corp.	40	34,675

		1,707,238

Media 0.1%
Cheil Worldwide, Inc.	3,363	43,396
Woongjin Thinkbig Co., Ltd.	1,860	29,977

		73,373

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Dong-A Pharmaceutical Co., Ltd.	438	42,913
Yuhan Corp.	339	45,385

		88,298

Retailing 0.1%
CJ O Shopping Co., Ltd.	149	31,954
Daewoo Motor Sales Corp. (a)*	45,520	80,705

		112,659

Software & Services 0.1%
NCSoft Corp.	134	35,536
NHN Corp. *	704	139,664

		175,200

Technology Hardware & Equipment 0.1%
Daeduck Electronics Co., Ltd.	3,020	32,327
LG Innotek	344	34,746

		67,073

Telecommunication Services 0.2%
LG Uplus Corp.	22,130	134,446
SK Broadband Co., Ltd. *	16,415	65,924

		200,370

Transportation 0.6%
Asiana Airlines *	6,320	56,093
Hanjin Shipping Co., Ltd.	2,040	53,088
Hanjin Shipping Holdings Co., Ltd.	10,070	130,899
Hanjin Transportation Co., Ltd.	1,390	34,149
Hyundai Merchant Marine Co., Ltd.	5,300	161,851
Korea Express Co., Ltd. *	614	60,463
Korea Line Corp. *	5,230	29,526
STX Pan Ocean Co., Ltd.	14,190	115,169

		641,238

Utilities 0.1%
Samchully Co., Ltd.	625	59,549

		8,171,028

Singapore 2.1%

Capital Goods 0.2%
Cosco Corp.(Singapore) Ltd.	32,431	59,030
SembCorp Marine Ltd.	26,096	121,096
Yangzijiang Shipbuilding Holdings Ltd.	31,000	45,916

		226,042

Consumer Services 0.1%
Genting Singapore plc *	39,000	69,268

58 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Raffles Education Corp., Ltd. *	42,666	23,198

		92,466

Diversified Financials 0.2%
Singapore Exchange Ltd.	24,000	153,126

Energy 0.1%
Ezra Holdings Ltd.	22,000	29,750
Straits Asia Resources Ltd.	26,000	62,894

		92,644

Food & Staples Retailing 0.2%
Olam International Ltd.	61,704	144,960

Real Estate 0.9%
Allgreen Properties Ltd.	52,000	50,195
Ascendas Real Estate Investment Trust	74,000	122,902
Ascott Residence Trust	46,000	44,735
CapitaCommercial Trust	100,302	118,155
CDL Hospitality Trusts	18,000	29,730
Fortune REIT	49,000	24,411
Frasers Commercial Trust	62,000	40,542
Keppel Land Ltd.	30,000	102,386
Lippo-Mapletree Indonesia Retail Trust	62,000	28,374
Mapletree Logistics Trust	63,000	46,608
Suntec Real Estate Investment Trust	110,000	136,741
UOL Group Ltd.	37,000	146,491
Wing Tai Holdings Ltd.	47,000	60,713
Yanlord Land Group Ltd.	30,000	35,586

		987,569

Telecommunication Services 0.1%
M1 Ltd.	23,000	44,893
StarHub Ltd.	36,000	84,512

		129,405

Transportation 0.3%
Neptune Orient Lines Ltd.	76,000	117,063
SATS Ltd.	40,749	85,997
SIA Engineering Co., Ltd.	11,205	38,191
Singapore Post Ltd.	71,000	67,285
SMRT Corp., Ltd.	30,000	46,608

		355,144

		2,181,356

Spain 2.2%

Banks 0.2%
Banco de Valencia S.A. (c)*	14,861	60,091
Banco Espanol de Credito S.A.	12,026	112,345
Caja de Ahorros del Mediterraneo	5,382	38,583

		211,019

Capital Goods 0.3%
Abengoa S.A.	3,589	119,650
Construcciones y Auxiliar de Ferrocarriles S.A.	158	96,274
Zardoya Otis S.A.	7,696	131,010

		346,934

Commercial & Professional Supplies 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,341	81,877

Consumer Services 0.2%
NH Hoteles S.A. *	20,328	171,578
Sol Melia S.A.	4,537	59,151

		230,729

Diversified Financials 0.2%
Bolsas y Mercados Espanoles	4,740	160,470
Corporacion Financiera Alba S.A.	1,240	76,427

		236,897

Energy 0.1%
Tecnicas Reunidas S.A.	1,041	65,387

Food, Beverage & Tobacco 0.1%
Pescanova S.A.	839	34,900
Viscofan S.A.	1,418	62,513

		97,413

Insurance 0.1%
Grupo Catalana Occidente S.A.	4,038	105,850

Materials 0.1%
Grupo Empresarial Ence S.A. *	12,595	52,712
Tubacex S.A. *	9,984	42,761

		95,473

Media 0.2%
Antena 3 de Television S.A.	6,253	57,962
Mediaset Espana Comunicacion S.A. *	8,038	90,355
Promotora de Informaciones S.A., Class A *	32,132	90,893

		239,210

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,232	36,826
Grifols S.A.	4,876	96,518

		133,344

Utilities 0.5%
EDP Renovaveis S.A. *	18,592	143,202
Iberdrola Renovables S.A.	38,198	174,880
Red Electrica Corp. S.A.	2,400	152,918

		471,000

		2,315,133

Sweden 2.5%

Capital Goods 0.2%
BE Group AB *	5,054	37,677
Haldex AB *	2,482	43,769
Lindab International AB *	5,668	75,605
NIBE Industrier AB, B Shares (c)	2,076	35,388

		192,439

Commercial & Professional Supplies 0.2%
AF AB, B Shares	1,392	30,981
Gunnebo AB	4,276	30,317
Intrum Justitia AB	3,542	53,679
Loomis AB, B Shares	4,664	74,100
Niscayah Group AB	23,212	47,640

		236,717

Consumer Durables & Apparel 0.2%
JM AB (c)	4,052	115,696

See financial notes 59

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nobia AB *	10,661	85,042

		200,738

Consumer Services 0.1%
Rezidor Hotel Group AB *	5,980	43,140
SkiStar AB	2,252	38,746

		81,886

Diversified Financials 0.1%
Avanza Bank Holding AB	710	25,975
Bure Equity AB	4,932	27,997
D. Carnegie & Co. AB (a)(b)*	851	—
Investment AB Oresund	3,096	56,617

		110,589

Energy 0.2%
Lundin Petroleum AB *	9,658	146,578
PA Resources AB *	66,638	49,074

		195,652

Food & Staples Retailing 0.0%
Hakon Invest AB	2,602	45,904

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	2,429	79,597

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	1,630	74,291

Materials 0.1%
Billerud AB (c)	5,403	65,747
Hoganas AB, B Shares	1,453	60,344

		126,091

Media 0.3%
Eniro AB *	28,581	108,117
Modern Times Group, B Shares	2,219	170,224

		278,341

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares (c)	15,555	164,793

Real Estate 0.7%
Castellum AB	9,598	148,790
Fabege AB	11,376	130,627
Hufvudstaden AB, A Shares	6,657	85,395
Klovern AB	7,600	41,255
Kungsleden AB	15,572	164,293
Wallenstam AB, Class B	2,216	72,236
Wihlborgs Fastigheter AB	1,768	53,244

		695,840

Retailing 0.1%
Clas Ohlson AB, B Shares	3,191	51,491
KappAhl AB	7,784	46,118
Mekonomen AB	948	36,572

		134,181

Technology Hardware & Equipment 0.0%
Axis Communications AB	1,342	34,216

		2,651,275

Switzerland 3.2%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	287	123,675

Banks 0.2%
Banque Cantonale Vaudoise - Reg’d	141	86,693
St. Galler Kantonalbank AG - Reg’d	91	50,997
Valiant Holding AG - Reg’d	603	85,738

		223,428

Capital Goods 0.6%
AFG Arbonia-Forster Holding AG - Reg’d *	1,474	60,917
Bucher Industries AG - Reg’d	492	120,014
Burckhardt Compression Holding AG	94	30,219
Daetwyler Holding AG - BR	305	29,964
Georg Fischer AG - Reg’d *	254	166,077
Huber & Suhner AG - Reg’d	466	34,640
Kaba Holding AG - Reg’d, Series B	133	59,427
OC Oerlikon Corp. AG - Reg’d *	11,697	102,763
Zehnder Group AG - BR	10	31,561

		635,582

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	95	77,739

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d, Series B *	156	71,778

Diversified Financials 0.2%
Bank Sarasin & Cie AG - Reg’d, Series B	1,402	61,591
EFG International AG	2,203	32,897
Partners Group Holding AG	172	36,542
Vontobel Holding AG - Reg’d	1,805	73,586

		204,616

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	81	77,474
Emmi AG - Reg’d	149	37,035

		114,509

Health Care Equipment & Services 0.4%
Galenica AG - Reg’d	156	103,012
Nobel Biocare Holding AG - Reg’d *	6,535	145,163
Sonova Holding AG - Reg’d	1,089	109,970
Straumann Holding AG - Reg’d	149	38,980

		397,125

Materials 0.4%
Ems-Chemie Holding AG - Reg’d	670	138,183
Schmolz & Bickenbach AG - Reg’d *	11,705	139,200
Sika AG - Bearer Shares	47	120,054
Vetropack Holding AG - BR	20	43,769

		441,206

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Actelion Ltd. - Reg’d *	1,535	90,414
BB Biotech AG - Reg’d	748	56,573

		146,987

Real Estate 0.3%
Allreal Holding AG - Reg’d *	228	37,429
Mobimo Holding AG *	162	39,217
PSP Swiss Property AG - Reg’d *	1,580	143,836
Swiss Prime Site AG - Reg’d *	1,459	121,696

		342,178

Retailing 0.2%
Charles Voegele Holding AG - BR *	600	48,035
Dufry Group - Reg’d *	442	57,821

60 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Valora Holding AG - Reg’d	210	71,740

		177,596

Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	2,220	40,711
Logitech International S.A. - Reg’d (c)*	6,690	92,776

		133,487

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	126	55,521
Panalpina Welttransport Holding AG - Reg’d *	1,176	159,320

		214,841

Utilities 0.1%
BKW FMB Energie AG *	852	56,636

		3,361,383

United Kingdom 9.6%

Banks 0.1%
Paragon Group Cos. plc	27,404	79,244

Capital Goods 1.6%
Ashtead Group plc	47,457	160,673
Bodycote plc	21,658	141,105
Charter International plc	11,128	152,957
Chemring Group plc	5,510	61,804
Fenner plc	9,174	59,702
Galliford Try plc	6,654	46,125
Interserve plc	26,066	122,346
Keller Group plc	3,234	35,572
Kier Group plc	3,530	78,632
Macmahon Holdings Ltd.	56,842	32,809
Melrose plc	17,998	106,647
Morgan Crucible Co. plc	14,935	77,615
Qinetiq Group plc *	59,035	119,536
Rotork plc	2,274	65,345
Senior plc	17,976	45,930
Spirax-Sarco Engineering plc	2,792	93,873
The Weir Group plc	5,366	172,833
Ultra Electronics Holdings plc	2,492	71,928

		1,645,432

Commercial & Professional Supplies 1.1%
Aggreko plc	5,767	172,535
Babcock International Group plc	12,107	129,691
Berendsen plc	8,019	69,585
Homeserve plc	8,585	70,139
Intertek Group plc	4,067	144,480
ITE Group plc	6,982	30,142
Michael Page International plc	10,877	100,674
Mitie Group plc	29,004	102,704
Regus plc	37,759	70,810
RPS Group plc	13,146	50,175
Shanks Group plc	34,454	69,290
Sthree plc	4,362	31,965
WS Atkins plc	8,798	114,695

		1,156,885

Consumer Durables & Apparel 0.3%
Bovis Homes Group plc	12,599	92,871
Pace plc	14,902	40,089
Redrow plc *	19,779	43,412
The Berkeley Group Holdings plc *	8,052	142,856

		319,228

Consumer Services 0.4%
J.D. Wetherspoon plc	10,618	80,732
Marston’s plc	55,969	101,519
Millennium & Copthorne Hotels plc	8,791	77,748
PartyGaming plc *	21,250	54,453
Rank Group plc	19,387	48,871
Restaurant Group plc	11,129	62,433

		425,756

Diversified Financials 0.9%
Aberdeen Asset Management plc	43,195	165,884
Ashmore Group plc	7,762	48,498
Brewin Dolphin Holdings plc	12,128	34,975
F&C Asset Management plc	51,312	68,182
Henderson Group plc	48,105	130,695
IG Group Holdings plc	12,280	96,072
International Personal Finance	13,904	85,656
London Stock Exchange Group plc	9,380	136,914
Rathbone Brothers plc	2,156	41,955
SVG Capital plc *	9,004	41,204
Tullett Prebon plc	14,870	104,794

		954,829

Energy 0.8%
Afren plc *	11,066	29,641
Cairn Energy plc *	12,759	96,531
Hunting plc	7,221	97,758
John Wood Group plc	12,927	149,996
Petrofac Ltd.	5,298	133,936
Premier Oil plc *	2,901	97,503
Salamander Energy plc *	5,512	27,823
Soco International plc *	5,976	38,821
Subsea 7 S.A.	5,011	131,990

		803,999

Food & Staples Retailing 0.1%
Booker Group plc	114,438	115,086

Food, Beverage & Tobacco 0.4%
Britvic plc	20,879	142,990
Dairy Crest Group plc	15,267	102,494
Devro plc	9,109	43,546
Greggs plc	8,324	71,661
Robert Wiseman Dairies plc	5,278	27,771

		388,462

Health Care Equipment & Services 0.0%
Synergy Health plc	2,314	32,718

Household & Personal Products 0.1%
McBride plc	20,261	45,329
PZ Cussons plc	7,369	40,348

		85,677

Insurance 0.5%
Admiral Group plc	5,335	150,931
Beazley plc	27,554	60,449
Chaucer Holdings plc	26,938	24,860
Jardine Lloyd Thompson Group plc	7,233	85,294
Lancashire Holdings Ltd.	14,249	154,004
St. James’s Place plc	7,612	45,161

		520,699

See financial notes 61

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.7%
Aquarius Platinum Ltd.	12,163	70,112
Croda International plc	3,493	109,749
DS Smith plc	36,362	131,801
Elementis plc	20,564	56,726
Filtrona plc	11,320	65,129
Fresnillo plc	1,297	35,745
Gem Diamonds Ltd. *	8,750	42,079
Hochschild Mining plc	2,812	28,866
Petropavlovsk plc	3,720	55,741
Randgold Resources Ltd. *	822	71,475
Victrex plc	2,572	63,214
Yule Catto & Co. plc	9,118	33,278

		763,915

Media 0.3%
Aegis Group plc	50,848	119,148
Daily Mail & General Trust	16,151	134,744
Trinity Mirror plc *	30,401	24,628

		278,520

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	1,822	30,415
Hikma Pharmaceuticals plc	2,752	36,165

		66,580

Real Estate 0.4%
Big Yellow Group plc	6,974	38,721
Capital & Counties Properties plc	19,278	54,162
Derwent London plc	3,458	103,743
Grainger plc	16,112	31,036
Great Portland Estates plc	10,339	72,845
Mapeley Ltd. (a)(b)*	2,199	—
Savills plc	5,670	38,026
Shaftesbury plc	7,777	66,847
Unite Group plc *	7,910	28,367
Workspace Group plc	71,538	34,653

		468,400

Retailing 0.5%
Carpetright plc	2,647	30,663
Game Group plc	80,023	71,013
Halfords Group plc	15,567	102,876
HMV Group plc (c)	180,571	32,464
Howden Joinery Group plc *	27,024	49,988
Mothercare plc	6,097	42,763
N Brown Group plc	13,327	67,633
Sports Direct International *	15,176	51,148
WH Smith plc	12,664	99,752

		548,300

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	7,971	82,615
CSR plc *	9,401	58,827

		141,442

Software & Services 0.4%
Autonomy Corp. plc *	4,676	126,198
Computacenter plc	5,888	45,369
Micro Focus International plc	8,120	50,387
Misys plc *	17,483	92,215
Telecity Group plc *	5,148	45,313
Xchanging plc *	46,388	61,987

		421,469

Technology Hardware & Equipment 0.4%
Domino Printing Sciences plc	3,388	38,101
Halma plc	13,815	86,280
Laird plc	22,400	52,607
Premier Farnell plc	16,069	76,631
Spectris plc	4,616	114,387
Spirent Communications plc	17,596	42,921

		410,927

Telecommunication Services 0.0%
TalkTalk Telecom Group plc	20,006	46,493

Transportation 0.3%
Air Berlin plc *	11,662	52,096
BBA Aviation plc	29,167	106,028
Forth Ports plc	1,474	39,955
Go-Ahead Group plc	4,872	115,288
Stobart Group Ltd.	13,518	32,606
Wincanton plc	12,200	21,448

		367,421

Utilities 0.1%
Northumbrian Water Group plc	26,788	157,011

		10,198,493

Total Common Stock
(Cost $89,684,846)		104,630,430

Preferred Stock 0.4% of net assets

Germany 0.4%

Capital Goods 0.1%
Jungheinrich AG	1,266	58,167
KSB AG	37	32,637

		90,804

Consumer Durables & Apparel 0.1%
Hugo Boss AG	519	51,470

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGAA	428	44,917

Materials 0.0%
Fuchs Petrolub AG	270	44,210

Media 0.1%
ProSiebenSat.1 Media AG	3,248	93,072

Transportation 0.1%
Sixt AG	1,286	51,933

		376,406

Republic of Korea 0.0%

Diversified Financials 0.0%
Daishin Securities Co., Ltd.	3,850	32,269

United Kingdom 0.0%

Household & Personal Products 0.0%
McBride plc, B Shares (a)(b)	405,220	677

Total Preferred Stock
(Cost $256,036)		409,352

62 See financial notes

 Schwab Fundamental International Small-Mid Company Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Rights 0.0% of net assets

Spain 0.0%

Banks 0.0%
Banco de Valencia S.A. (c)*	14,861	1,167

Switzerland 0.0%

Materials 0.0%
Schmolz & Bickenbach AG - Reg’d (a)(b)*	11,705	135

United Kingdom 0.0%

Transportation 0.0%
Stobart Group Ltd. (a)(b)*	3,942	—

Total Rights
(Cost $1,735)		1,302

Warrants 0.0% of net assets

Hong Kong 0.0%

Software & Services 0.0%
Hong Kong Energy Holdings Ltd. *	793	5

Italy 0.0%

Software & Services 0.0%
Tiscali S.p.A. *	33,436	104

Total Warrants
(Cost $—)		109

Other Investment Company 0.4% of net assets

United States 0.4%
iShares MSCI EAFE Small Cap Index Fund	9,000	413,010

Total Other Investment Company
(Cost $399,286)		413,010

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.03%, 05/02/11	255,902	255,902

Total Short-Term Investment
(Cost $255,902)		255,902

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	1,816,205	1,816,205

Total Collateral Invested for Securities on Loan
(Cost $1,816,205)		1,816,205

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $91,003,537 and the unrealized appreciation and depreciation were $17,560,396 and ($2,853,828), respectively, with a net unrealized appreciation of $14,706,568.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $87,281,090 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $119,513 or 0.1% of net assets.
(c)	All or a portion of this security is on loan.

CVA —	Dutch Certificate
Reg’d —	Registered
REIT —	Real Estate Investment Trust

See financial notes 63

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

89.1%	Common Stock	250,792,429	310,288,649
10.1%	Preferred Stock	30,087,587	35,177,755
0.3%	Other Investment Company	955,500	1,000,000

99.5%	Total Investments	281,835,516	346,466,404
0.1%	Collateral Invested for Securities on Loan	222,600	222,600
0.4%	Other Assets and Liabilities, Net		1,546,484

100.0%	Total Net Assets		348,235,488

	Number	Value
Security	of Shares	($)

Common Stock 89.1% of net assets

Brazil 7.0%

Banks 0.9%
Banco do Brasil S.A.	135,700	2,500,600
Banco Santander Brasil S.A.	59,700	686,861

		3,187,461

Capital Goods 0.3%
Embraer S.A.	89,200	700,808
Weg S.A.	17,800	222,896

		923,704

Consumer Durables & Apparel 0.1%
Cyrela Brazil Realty S.A.	30,000	314,836

Diversified Financials 0.3%
BM&F BOVESPA S.A.	166,100	1,246,911

Energy 1.6%
Petroleo Brasileiro S.A. - Petrobras	302,800	5,560,572

Food, Beverage & Tobacco 0.5%
BRF-Brasil Foods S.A.	45,200	905,896
Companhia de Bebidas das Americas	8,800	235,942
JBS S.A.	59,500	203,099
Souza Cruz S.A.	33,700	378,943

		1,723,880

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	22,300	627,949

Materials 1.8%
Companhia Siderurgica Nacional S.A.	93,300	1,450,622
Fibria Celulose S.A. *	17,842	280,128
Gerdau S.A.	21,300	207,692
Suzano Papel e Celulose S.A.	28,600	279,783
Usinas Siderurgicas de Minas Gerais S.A.	42,500	696,987
Vale S.A.	101,300	3,334,812

		6,250,024

Software & Services 0.1%
Redecard S.A.	36,500	527,825

Telecommunication Services 0.2%
Tele Norte Leste Participacoes S.A.	23,300	503,560
Tim Participacoes S.A.	23,500	128,315

		631,875

Transportation 0.2%
All America Latina Logistica S.A.	38,800	320,620
CCR S.A.	14,400	448,513

		769,133

Utilities 0.8%
AES Tiete S.A.	4,800	71,609
Centrais Eletricas Brasileiras S.A.	75,300	1,096,091
Cia de Saneamento Basico do Estado de Sao Paulo	11,600	336,011
Companhia Energetica de Minas Gerais	9,625	155,706
EDP - Energias do Brasil S.A.	9,800	242,944
Light S.A.	22,600	380,689
Tractebel Energia S.A.	27,800	487,013

		2,770,063

		24,534,233

Chile 1.4%

Banks 0.2%
Banco de Chile	2,181,472	326,901
Banco Santander Chile	3,275,466	288,884

		615,785

Capital Goods 0.2%
Empresas Copec S.A.	40,088	777,382

Food & Staples Retailing 0.1%
Cencosud S.A.	42,982	338,386

Materials 0.2%
Empresas CMPC S.A.	10,995	608,958

Retailing 0.1%
S.A.C.I. Falabella	34,726	378,973

Telecommunication Services 0.1%
Empresa Nacional de Telecomunicaciones S.A.	13,706	278,317

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	364,066	687,887
Enersis S.A.	2,506,258	1,070,378

		1,758,265

		4,756,066

China 9.9%

Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., Class H	164,000	256,664

64 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Guangzhou Automobile Group Co., Ltd., Class H	218,000	246,643

		503,307

Banks 5.2%
Agricultural Bank of China Ltd., Class H *	1,482,600	877,925
Bank of China Ltd., Class H	6,730,000	3,724,942
Bank of Communications Co., Ltd., Class H	767,000	814,307
China CITIC Bank Corp. Ltd., Class H	818,000	587,025
China Construction Bank Corp., Class H	6,480,000	6,136,056
China Merchants Bank Co., Ltd., Class H	228,350	589,888
China Minsheng Banking Corp., Ltd., Class H	340,700	327,231
Industrial & Commercial Bank of China Ltd., Class H	5,812,000	4,929,811

		17,987,185

Capital Goods 0.5%
Beijing Enterprises Holdings Ltd.	45,500	242,323
China Communications Construction Co., Ltd., Class H	811,000	751,149
China International Marine Containers (Group) Co., Ltd., Class B	106,005	226,972
China Railway Construction Corp., Ltd., Class H	304,000	269,519
China Railway Group Ltd., Class H	595,000	319,661

		1,809,624

Energy 2.3%
China Coal Energy Co., Ltd., Class H	334,000	467,774
China Petroleum & Chemical Corp., Class H	2,622,000	2,642,898
China Shenhua Energy Co., Ltd., Class H	293,000	1,368,509
PetroChina Co., Ltd., Class H	2,233,000	3,241,422
Yanzhou Coal Mining Co., Ltd., Class H	96,000	377,617

		8,098,220

Insurance 1.0%
China Life Insurance Co., Ltd., Class H	507,000	1,812,230
China Pacific Insurance Group Co., Ltd., Class H	111,400	482,211
PICC Property & Casualty Co., Ltd., Class H *	190,000	244,421
Ping An Insurance (Group) Co. of China Ltd., Class H	80,500	877,689

		3,416,551

Materials 0.2%
Aluminum Corp. of China Ltd., Class H	329,000	309,636
Angang Steel Co., Ltd., Class H	208,000	267,936

		577,572

Telecommunication Services 0.4%
China Telecom Corp., Ltd., Class H	2,540,000	1,477,888

Transportation 0.1%
China COSCO Holdings Co., Ltd., Class H (a)*	283,500	273,085

Utilities 0.1%
Huaneng Power International, Inc., Class H	553,000	305,405

		34,448,837

Colombia 0.9%

Banks 0.1%
Bancolombia S.A.	16,305	265,497

Diversified Financials 0.1%
Grupo de Inversiones Suramericana	18,358	381,338

Energy 0.6%
Ecopetrol S.A.	988,024	2,122,741

Materials 0.1%
Inversiones Argos S.A.	29,952	312,610

		3,082,186

Czech Republic 0.9%

Banks 0.1%
Komercni Banka A/S	1,820	479,807

Materials 0.1%
Unipetrol A/S *	23,681	281,613

Telecommunication Services 0.2%
Telefonica 02 Czech Republic A/S	35,486	910,839

Utilities 0.5%
CEZ A/S	28,957	1,661,124

		3,333,383

Egypt 0.6%

Banks 0.1%
Commercial International Bank Egypt S.A.E. GDR	90,765	436,580

Capital Goods 0.2%
Orascom Construction Industries GDR	17,823	731,152

Telecommunication Services 0.3%
Orascom Telecom Holding S.A.E. GDR - Reg’d *	229,331	793,616

		1,961,348

Hong Kong 4.0%

Capital Goods 0.2%
Citic Pacific Ltd.	163,000	488,347
Shanghai Industrial Holdings Ltd.	62,000	245,208

		733,555

Energy 0.8%
CNOOC Ltd.	1,174,000	2,918,066

Food & Staples Retailing 0.2%
China Resources Enterprise Ltd.	142,000	573,425

See financial notes 65

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.2%
China Overseas Land & Investment Ltd.	264,000	509,396
Sino-Ocean Land Holdings Ltd.	448,000	254,798

		764,194

Telecommunication Services 2.4%
China Mobile Ltd.	680,500	6,259,566
China Unicom (Hong Kong) Ltd.	974,056	1,992,224

		8,251,790

Transportation 0.1%
China Merchants Holdings International Co., Ltd.	66,000	304,324

Utilities 0.1%
China Resources Power Holdings Co., Ltd.	185,000	341,099

		13,886,453

Hungary 1.1%

Banks 0.5%
OTP Bank Nyrt. plc *	44,266	1,571,547

Energy 0.4%
MOL Hungarian Oil & Gas plc *	10,841	1,515,149

Telecommunication Services 0.2%
Magyar Telekom Telecommunications plc	206,282	703,872

		3,790,568

India 6.4%

Automobiles & Components 0.1%
Bajaj Auto Ltd.	9,940	337,864

Banks 1.3%
Axis Bank Ltd.	47,654	1,388,300
HDFC Bank Ltd.	8,081	419,468
Housing Development Finance Corp., Ltd.	41,445	664,135
ICICI Bank Ltd.	47,081	1,183,772
Punjab National Bank Ltd.	4,782	128,349
State Bank of India	12,603	801,849

		4,585,873

Capital Goods 0.5%
Bharat Heavy Electricals Ltd.	7,847	355,896
Jaiprakash Associates Ltd.	147,326	309,144
Larsen & Toubro Ltd.	21,622	781,064
Tata Motors Ltd.	13,095	371,124

		1,817,228

Energy 1.6%
Bharat Petroleum Corp., Ltd.	38,986	553,404
Hindustan Petroleum Corp., Ltd.	93,977	793,089
Indian Oil Corp., Ltd.	57,221	440,599
Oil & Natural Gas Corp., Ltd.	149,372	1,036,986
Reliance Industries Ltd.	119,790	2,667,752

		5,491,830

Food, Beverage & Tobacco 0.5%
Balrampur Chini Mills Ltd. *	448,930	755,381
ITC Ltd.	245,336	1,069,633

		1,825,014

Household & Personal Products 0.1%
Hindustan Unilever Ltd.	50,963	329,671

Materials 1.2%
Grasim Industries Ltd.	4,334	240,847
Hindalco Industries Ltd.	184,940	905,128
JSW Steel Ltd.	16,690	356,453
National Aluminium Co., Ltd.	25,338	53,380
Steel Authority of India Ltd.	86,968	314,719
Sterlite Industries (India) Ltd.	117,296	483,226
Tata Chemicals Ltd.	34,307	294,077
Tata Steel Ltd.	97,429	1,360,177

		4,008,007

Real Estate 0.1%
DLF Ltd.	53,147	267,762

Software & Services 0.3%
Infosys Technologies Ltd.	17,864	1,171,880

Telecommunication Services 0.3%
Bharti Airtel Ltd.	84,206	724,238
Reliance Communications Ltd.	217,857	496,459

		1,220,697

Utilities 0.4%
GAIL India Ltd.	33,694	362,324
NTPC Ltd.	157,327	648,954
Reliance Infrastructure Ltd.	18,650	278,326

		1,289,604

		22,345,430

Indonesia 1.3%

Automobiles & Components 0.3%
PT Astra International Tbk	173,500	1,140,302

Banks 0.3%
PT Bank Central Asia Tbk	574,000	497,144
PT Bank Rakyat Indonesia (Persero) Tbk	873,500	659,515

		1,156,659

Capital Goods 0.1%
PT United Tractors Tbk	115,500	314,166

Energy 0.2%
PT Bumi Resources Tbk	1,476,500	593,299

Telecommunication Services 0.4%
PT Telekomunikasi Indonesia Tbk	1,320,500	1,190,227

		4,394,653

Malaysia 3.4%

Automobiles & Components 0.1%
UMW Holdings Berhad	102,500	243,198

Banks 1.0%
CIMB Group Holdings Berhad	312,300	864,575
Malayan Banking Berhad	539,400	1,595,028
Public Bank Berhad	262,400	1,161,107

		3,620,710

66 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.4%
IJM Corp. Berhad	105,100	220,108
Sime Darby Berhad	400,500	1,220,160

		1,440,268

Consumer Services 0.3%
Genting Berhad	178,000	698,050
Genting Malaysia Berhad	218,600	272,044

		970,094

Diversified Financials 0.1%
AMMB Holdings Berhad	145,800	314,411

Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	14,300	231,894
IOI Corp. Berhad	343,500	614,114
Kuala Lumpur Kepong Berhad	37,100	264,812
PPB Group Berhad	45,200	259,298

		1,370,118

Materials 0.1%
Petronas Chemicals Group Berhad *	152,400	371,996

Telecommunication Services 0.5%
Axiata Group Berhad *	515,500	853,893
DIGI.com Berhad	59,700	586,993
Telekom Malaysia Berhad	264,000	355,901

		1,796,787

Transportation 0.2%
MISC Berhad	238,200	627,989
PLUS Expressways Berhad	146,300	222,135

		850,124

Utilities 0.3%
Petronas Gas Berhad	72,800	276,881
Tenaga Nasional Berhad	214,000	434,611
YTL Power International Berhad	362,507	276,636

		988,128

		11,965,834

Mexico 5.1%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., Class O	169,000	844,141

Capital Goods 0.3%
Alfa S.A.B., Class A	32,000	475,620
Empresas ICA S.A.B. de C.V. *	127,100	313,563
Grupo Carso S.A.B. de C.V., Series A1	90,800	352,735

		1,141,918

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	307,100	960,380

Food, Beverage & Tobacco 0.6%
Coca-Cola Femsa S.A.B. de C.V., Series L	36,200	288,866
Fomento Economico Mexicano S.A.B. de C.V.	196,700	1,236,925
Grupo Bimbo S.A.B. de C.V., Series A	118,800	262,642
Grupo Modelo S.A. de C.V., Series C	50,800	321,921

		2,110,354

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	43,600	268,909

Materials 1.9%
Cemex S.A.B. de C.V., Series CPO *	4,326,701	3,743,491
Grupo Mexico S.A.B. de C.V., Series B	495,274	1,714,918
Industrias Penoles S.A. de C.V.	14,400	560,404
Minera Frisco S.A.B. de C.V., Series A1 *	140,500	605,122

		6,623,935

Media 0.3%
Grupo Televisa S.A., Series CPO *	239,100	1,131,559

Telecommunication Services 1.3%
America Movil S.A.B. de C.V., Series L	1,103,400	3,161,143
Telefonos de Mexico S.A.B. de C.V., Series L	1,309,300	1,228,354

		4,389,497

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	68,300	283,958

		17,754,651

Poland 2.5%

Banks 0.5%
Bank Pekao S.A.	10,879	713,062
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,019	964,010

		1,677,072

Energy 0.9%
Grupa Lotos S.A. *	19,274	344,788
Polski Koncern Naftowy Orlen S.A. *	118,249	2,464,668
Polskie Gornictwo Naftowe i Gazownictwo S.A.	193,339	283,168

		3,092,624

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	4,979	699,676

Materials 0.4%
KGHM Polska Miedz S.A.	19,398	1,426,911

Telecommunication Services 0.3%
Telekomunikacja Polska S.A.	181,597	1,200,523

Utilities 0.2%
PGE S.A.	85,258	769,455

		8,866,261

Russia 12.8%

Banks 0.9%
Sberbank of Russia GDR - Reg’d	5,854	2,334,573
VTB Bank OJSC GDR - Reg’d	103,432	671,472

		3,006,045

Energy 9.9%
Gazprom ADR	755,128	12,794,691
Gazprom Neft JSC ADR	68,009	1,725,178
LUKOIL ADR	127,733	8,877,680
NovaTek OAO GDR - Reg’d.	6,611	932,295
Rosneft Oil Co. GDR - Reg’d	200,717	1,797,660

See financial notes 67

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Surgutneftegaz ADR	559,482	5,982,746
Tatneft ADR	49,380	2,230,617

		34,340,867

Materials 1.0%
Magnitogorsk Iron & Steel Works GDR - Reg’d	29,345	370,130
Mining & Metallurgical Co. Norilsk Nickel OJSC ADR	63,177	1,748,820
Novolipetsk Steel GDR - Reg’d	18,008	689,843
Severstal GDR - Reg’d	36,707	663,999

		3,472,792

Telecommunication Services 0.7%
Mobile TeleSystems ADR	70,551	1,492,154
Sistema JSFC GDR - Reg’d	37,394	1,058,932

		2,551,086

Utilities 0.3%
Federal Hydrogenerating Co. ADR *	210,663	1,098,257

		44,469,047

South Africa 10.7%

Banks 1.5%
ABSA Group Ltd.	50,307	1,042,705
Nedbank Group Ltd.	38,121	849,384
Standard Bank Group Ltd.	212,015	3,329,806

		5,221,895

Capital Goods 0.9%
Aveng Ltd.	89,499	475,574
Barloworld Ltd.	67,930	770,123
Bidvest Group Ltd.	50,037	1,153,612
Murray & Roberts Holdings Ltd.	95,372	366,041
Reunert Ltd.	33,684	319,652

		3,085,002

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	215,633	831,507

Diversified Financials 1.2%
African Bank Investments Ltd.	107,122	625,353
FirstRand Ltd.	614,897	1,936,463
Investec Ltd.	45,569	368,790
Remgro Ltd.	47,021	815,371
RMB Holdings Ltd.	75,603	326,637

		4,072,614

Energy 1.0%
Sasol Ltd.	61,326	3,543,776

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	23,180	507,494
Pick n Pay Stores Ltd.	35,167	227,563
Shoprite Holdings Ltd.	43,158	681,172
The Spar Group Ltd.	20,189	299,510

		1,715,739

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	14,108	414,143

Health Care Equipment & Services 0.1%
Netcare Ltd.	136,434	294,577

Insurance 0.6%
Liberty Holdings Ltd.	26,997	296,047
MMI Holdings Ltd.	131,244	340,454
Sanlam Ltd.	355,077	1,523,071

		2,159,572

Materials 2.1%
Anglo Platinum Ltd.	8,015	815,683
AngloGold Ashanti Ltd.	11,191	569,901
ArcelorMittal South Africa Ltd.	39,701	543,705
Gold Fields Ltd.	55,928	1,000,348
Harmony Gold Mining Co., Ltd.	33,421	513,077
Impala Platinum Holdings Ltd.	68,435	2,140,156
Kumba Iron Ore Ltd.	4,621	338,140
Mondi Ltd.	30,240	291,008
Nampak Ltd.	80,727	275,911
Pretoria Portland Cement Co., Ltd.	81,076	308,743
Sappi Ltd. *	109,251	595,954

		7,392,626

Media 0.2%
Naspers Ltd., Class N	12,910	777,468

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Aspen Pharmacare Holdings Ltd. *	38,429	474,402

Real Estate 0.1%
Growthpoint Properties Ltd.	185,657	515,429

Retailing 0.6%
Imperial Holdings Ltd.	40,304	725,183
JD Group Ltd.	32,085	234,345
The Foschini Group Ltd.	21,127	291,617
Truworths International Ltd.	25,357	293,316
Woolworths Holdings Ltd.	94,834	432,833

		1,977,294

Technology Hardware & Equipment 0.1%
DataTec Ltd.	43,065	239,760

Telecommunication Services 1.4%
MTN Group Ltd.	144,759	3,219,779
Telkom South Africa Ltd.	166,033	967,367
Vodacom Group Ltd.	44,387	543,644

		4,730,790

		37,446,594

Taiwan 17.5%

Banks 1.6%
Chang Hwa Commercial Bank	380,000	332,116
China Development Financial Holding Corp.	1,525,927	640,260
Chinatrust Financial Holding Co., Ltd.	1,116,760	1,026,014
First Financial Holding Co., Ltd.	669,575	621,239
Hua Nan Financial Holdings Co., Ltd.	752,335	602,438
Mega Financial Holding Co., Ltd.	1,365,000	1,192,582
SinoPac Financial Holdings Co., Ltd.	1,089,000	517,479
Taishin Financial Holding Co., Ltd. *	686,690	404,746
Taiwan Cooperative Bank	503,600	422,878

		5,759,752

Capital Goods 0.4%
Far Eastern New Century Corp.	453,335	713,703
Teco Electric & Machinery Co., Ltd.	361,000	255,764
Walsin Lihwa Corp. *	683,000	396,464

		1,365,931

68 See financial notes

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 0.4%
Formosa Taffeta Co., Ltd.	255,000	276,540
Pou Chen Corp.	773,267	730,597
Tatung Co., Ltd. *	1,076,887	540,566

		1,547,703

Diversified Financials 0.4%
Fubon Financial Holding Co., Ltd.	744,333	1,093,401
Yuanta Financial Holding Co., Ltd.	608,000	423,138

		1,516,539

Energy 0.3%
Formosa Petrochemical Corp.	270,030	949,885

Food & Staples Retailing 0.1%
President Chain Store Corp.	75,000	411,727

Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	636,533	917,455

Insurance 0.5%
Cathay Financial Holding Co., Ltd.	752,342	1,257,893
Shin Kong Financial Holding Co., Ltd. *	887,000	389,435

		1,647,328

Materials 3.2%
Asia Cement Corp.	382,330	512,608
China Steel Corp.	1,863,556	2,307,696
Formosa Chemicals & Fibre Corp.	494,420	1,999,372
Formosa Plastics Corp.	620,820	2,542,345
Nan Ya Plastics Corp.	900,160	2,764,918
Taiwan Cement Corp.	658,299	967,161

		11,094,100

Retailing 0.1%
Far Eastern Department Stores Co., Ltd.	151,000	267,320

Semiconductors & Semiconductor Equipment 3.6%
Advanced Semiconductor Engineering, Inc.	480,843	563,176
King Yuan Electronics Co., Ltd. *	510,000	287,005
Macronix International Co., Ltd.	321,000	211,043
MediaTek, Inc.	127,138	1,407,783
Novatek Microelectronics Corp.	73,000	223,750
Powerchip Technology Corp. *	2,485,940	537,899
Powertech Technology, Inc.	88,000	320,129
Siliconware Precision Industries Co.	563,270	755,340
Taiwan Semiconductor Manufacturing Co., Ltd.	2,662,689	6,887,006
United Microelectronics Corp.	2,406,965	1,256,314

		12,449,445

Technology Hardware & Equipment 5.6%
Acer, Inc.	506,496	950,196
Asustek Computer, Inc.	186,231	1,681,226
AU Optronics Corp. *	2,145,800	1,729,683
Chimei Innolux Corp. *	461,357	474,900
Chunghwa Picture Tubes Ltd. *	1,825,486	245,528
CMC Magnetics Corp. *	902,000	219,727
Compal Electronics, Inc.	1,120,305	1,272,469
Coretronic Corp.	155,000	237,760
Delta Electronics, Inc.	153,025	684,991
Foxconn Technology Co., Ltd.	119,000	570,587
HannStar Display Corp. *	1,482,000	261,319
Hon Hai Precision Industry Co., Ltd.	1,201,311	4,562,004
HTC Corp.	42,070	1,914,887
Inventec Corp.	846,207	455,637
Lite-On Technology Corp.	656,815	832,853
Pegatron Corp. *	416,264	440,427
Quanta Computer, Inc.	664,500	1,311,536
Synnex Technology International Corp.	169,000	432,039
Unimicron Technology Corp.	147,000	242,497
Wistron Corp.	424,602	765,171
WPG Holdings Ltd.	155,000	287,119

		19,572,556

Telecommunication Services 0.9%
Chunghwa Telecom Co., Ltd.	618,906	1,968,833
Far EasTone Telecommunications Co., Ltd.	351,622	533,468
Taiwan Mobile Co., Ltd.	234,000	604,295

		3,106,596

Transportation 0.1%
Evergreen Marine Corp. *	243,000	225,216

		60,831,553

Thailand 1.5%

Banks 0.3%
Bangkok Bank Public Co., Ltd. - Reg’d	42,200	240,843
Kasikornbank Public Co., Ltd.	86,600	377,917
Siam Commercial Bank Public Co., Ltd.	125,400	487,317

		1,106,077

Energy 0.8%
IRPC PCL	1,547,800	321,486
PTT Exploration & Production Public Co., Ltd. - Reg’d	95,500	595,075
PTT PCL	122,500	1,538,945
Thai Oil Public Co., Ltd.	144,900	410,186

		2,865,692

Materials 0.2%
The Siam Cement Public Co., Ltd.	31,600	438,517

Telecommunication Services 0.2%
Advanced Info Service Public Co., Ltd.	223,100	691,348

		5,101,634

Turkey 2.1%

Banks 0.8%
Akbank T.A.S.	138,380	719,379
Turkiye Garanti Bankasi A/S	108,430	561,574
Turkiye Halk Bankasi A/S	34,264	296,998
Turkiye Is Bankasi, Class C	205,446	726,464
Turkiye Vakiflar Bankasi T.A.O., Class D	103,427	274,592
Yapi ve Kredi Bankasi A/S *	82,157	258,342

		2,837,349

Capital Goods 0.5%
Dogan Sirketler Grubu Holdings A/S *	404,513	321,130

See financial notes 69

 Schwab Fundamental Emerging Markets Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koc Holding A/S	248,650	1,336,756

		1,657,886

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	71,887	384,836

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	26,741	870,096

Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S. *	148,901	453,379

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	76,570	398,726
Turkcell Iletisim Hizmetleri A/S	46,839	277,055

		675,781

Transportation 0.1%
Turk Hava Yollari Anonim Ortakligi *	149,452	440,591

		7,319,918

Total Common Stock
(Cost $250,792,429)		310,288,649

Preferred Stock 10.1% of net assets

Brazil 10.0%

Banks 2.6%
Banco Bradesco S.A.	168,538	3,364,975
Itau Unibanco Holding S.A.	204,665	4,826,514
Itausa - Investimentos Itau S.A.	130,300	1,006,321

		9,197,810

Energy 2.3%
Petroleo Brasileiro S.A.	455,800	7,417,035
Ultrapar Participacoes S.A.	26,100	455,406

		7,872,441

Food & Staples Retailing 0.2%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	15,100	671,879

Food, Beverage & Tobacco 0.4%
Companhia de Bebidas das Americas	49,300	1,570,004

Materials 2.5%
Bradespar S.A.	14,500	375,127
Braskem S.A., Class A *	28,900	420,678
Gerdau S.A.	111,500	1,339,531
Klabin S.A.	58,400	227,185
Metalurgica Gerdau S.A.	93,200	1,358,426
Usinas Siderurgicas de Minas Gerais S.A., Class A	106,200	1,090,218
Vale S.A., Class A	131,200	3,842,095

		8,653,260

Telecommunication Services 1.0%
Brasil Telecom S.A.	81,711	758,315
Tele Norte Leste Participacoes S.A.	91,100	1,521,229
Telecomunicacoes de Sao Paulo S.A.	12,700	334,775
Telemar Norte Leste S.A., Class A *	10,100	349,892
Tim Participacoes S.A.	60,500	277,657
Vivo Participacoes S.A.	6,150	248,627

		3,490,495

Utilities 1.0%
AES Tiete S.A.	11,100	184,153
Centrais Eletricas Brasileiras S.A., Class B	61,300	1,114,793
Companhia Energetica de Minas Gerais	63,608	1,301,918
Companhia Paranaense de Energia-Copel, Class B	17,200	470,125
Compania Energetica de Sao Paulo, Class B	14,700	284,432

		3,355,421

		34,811,310

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	22,242	366,445

Total Preferred Stock
(Cost $30,087,587)		35,177,755

Other Investment Company 0.3% of net assets

United States 0.3%
iShares MSCI Emerging Markets Index Fund	20,000	1,000,000

Total Other Investment Company
(Cost $955,500)		1,000,000

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	222,600	222,600

Total Collateral Invested for Securities on Loan
(Cost $222,600)		222,600

End of Collateral Invested for Securities on Loan.

At 04/30/11, the tax basis cost of the fund’s investments was $285,875,928 and the unrealized appreciation and depreciation were $64,351,317 and ($3,760,841), respectively, with a net unrealized appreciation of $60,590,476.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $248,260,300 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered

70 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	8,745,209,906	11,661,462,266
0.8%		Short-Term Investments	99,517,526	99,517,538

100.0%		Total Investments	8,844,727,432	11,760,979,804
0.2%		Collateral Invested for Securities on Loan	21,049,265	21,049,265
(0	.2)%	Other Assets and Liabilities, Net		(23,866,451)

100.0%		Net Assets		11,758,162,618

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Ford Motor Co. *	3,503,397	54,197,552
Harley-Davidson, Inc.	231,470	8,624,572
Johnson Controls, Inc.	627,159	25,713,519
The Goodyear Tire & Rubber Co. *	197,636	3,587,093

		92,122,736

Banks 2.7%
BB&T Corp.	650,513	17,511,810
Comerica, Inc.	164,570	6,242,140
Fifth Third Bancorp	866,629	11,500,167
First Horizon National Corp.	238,860	2,615,517
Hudson City Bancorp, Inc.	481,992	4,593,384
Huntington Bancshares, Inc.	768,693	5,219,425
KeyCorp	874,798	7,584,499
M&T Bank Corp.	117,498	10,383,298
Marshall & Ilsley Corp.	490,192	4,004,869
People’s United Financial, Inc.	343,300	4,699,777
PNC Financial Services Group, Inc.	491,178	30,620,037
Regions Financial Corp.	1,177,945	8,646,116
SunTrust Banks, Inc.	501,716	14,143,374
U.S. Bancorp	1,800,028	46,476,723
Wells Fargo & Co.	4,933,809	143,623,180
Zions Bancorp	154,698	3,782,366

		321,646,682

Capital Goods 8.6%
3M Co.	667,919	64,928,406
Caterpillar, Inc.	597,262	68,930,007
Cummins, Inc.	182,562	21,940,301
Danaher Corp.	488,074	26,961,208
Deere & Co.	404,286	39,417,885
Dover Corp.	174,270	11,857,331
Eaton Corp.	313,078	16,759,065
Emerson Electric Co.	713,815	43,371,399
Fastenal Co.	124,949	8,382,828
Flowserve Corp.	50,100	6,343,662
Fluor Corp.	160,582	11,231,105
General Dynamics Corp.	358,660	26,117,621
General Electric Co.	9,963,752	203,758,728
Goodrich Corp.	114,696	10,135,686
Honeywell International, Inc.	733,229	44,895,612
Illinois Tool Works, Inc.	466,036	27,221,163
Ingersoll-Rand plc	300,000	15,150,000
ITT Corp.	169,678	9,805,692
Jacobs Engineering Group, Inc. *	98,834	4,903,155
Joy Global, Inc.	100,000	10,095,000
L-3 Communications Holdings, Inc.	110,383	8,851,613
Lockheed Martin Corp.	283,591	22,474,587
Masco Corp.	347,388	4,661,947
Northrop Grumman Corp.	283,467	18,031,336
PACCAR, Inc.	325,350	17,279,339
Pall Corp.	107,030	6,254,833
Parker Hannifin Corp.	155,336	14,651,292
Precision Castparts Corp.	129,927	20,076,320
Quanta Services, Inc. *	181,000	3,924,080
Raytheon Co.	353,488	17,161,842
Rockwell Automation, Inc.	132,521	11,546,555
Rockwell Collins, Inc.	147,405	9,301,256
Roper Industries, Inc.	85,000	7,351,650
Snap-on, Inc.	58,282	3,600,079
Textron, Inc.	230,904	6,026,594
The Boeing Co.	689,254	54,988,684
Tyco International Ltd.	475,000	23,151,500
United Technologies Corp.	865,135	77,498,793
W.W. Grainger, Inc.	63,127	9,570,053

		1,008,608,207

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	103,076	4,302,392
Cintas Corp.	122,876	3,815,300
Equifax, Inc.	119,661	4,490,877
Iron Mountain, Inc.	171,400	5,459,090
Pitney Bowes, Inc.	196,591	4,828,275
R.R. Donnelley & Sons Co.	194,869	3,675,229
Republic Services, Inc.	281,634	8,905,267
Robert Half International, Inc.	123,342	3,740,963
Stericycle, Inc. *	74,600	6,809,488
The Dun & Bradstreet Corp.	40,100	3,295,418
Waste Management, Inc.	454,916	17,950,986

		67,273,285

Consumer Durables & Apparel 1.1%
Coach, Inc.	283,028	16,927,905

See financial notes 1

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
D.R. Horton, Inc.	202,516	2,519,299
Fortune Brands, Inc.	138,179	8,992,689
Harman International Industries, Inc.	64,756	3,142,609
Hasbro, Inc.	134,117	6,282,040
Leggett & Platt, Inc.	157,894	4,151,033
Lennar Corp., Class A	104,918	1,992,393
Mattel, Inc.	358,794	9,586,976
Newell Rubbermaid, Inc.	250,050	4,765,953
NIKE, Inc., Class B	361,462	29,755,552
Polo Ralph Lauren Corp.	60,526	7,914,985
PulteGroup, Inc. *	293,286	2,384,415
Stanley Black & Decker, Inc.	148,581	10,794,409
VF Corp.	80,391	8,084,119
Whirlpool Corp.	76,122	6,560,194

		123,854,571

Consumer Services 1.8%
Apollo Group, Inc., Class A *	109,790	4,394,894
Carnival Corp.	416,421	15,853,147
Chipotle Mexican Grill, Inc. *	29,000	7,736,910
Darden Restaurants, Inc.	128,248	6,023,809
DeVry, Inc.	40,000	2,116,000
H&R Block, Inc.	262,105	4,531,795
International Game Technology	227,760	4,029,074
Marriott International, Inc., Class A	267,172	9,431,172
McDonald’s Corp.	982,538	76,942,551
Starbucks Corp.	714,662	25,863,618
Starwood Hotels & Resorts Worldwide, Inc.	180,068	10,726,651
Wyndham Worldwide Corp.	178,464	6,176,639
Wynn Resorts Ltd.	74,700	10,992,105
Yum! Brands, Inc.	444,985	23,868,995

		208,687,360

Diversified Financials 7.2%
American Express Co.	975,741	47,889,368
Ameriprise Financial, Inc.	238,214	14,783,561
Bank of America Corp.	9,478,911	116,401,027
Bank of New York Mellon Corp.	1,163,073	33,682,594
BlackRock, Inc.	89,000	17,438,660
Capital One Financial Corp.	428,374	23,444,909
Citigroup, Inc. *	27,165,476	124,689,535
CME Group, Inc.	63,537	18,792,338
Discover Financial Services	500,773	12,439,201
E*TRADE Financial Corp. *	195,319	3,171,981
Federated Investors, Inc., Class B (c)	76,906	1,982,637
Franklin Resources, Inc.	139,335	17,990,935
IntercontinentalExchange, Inc. *	67,958	8,178,745
Invesco Ltd.	436,147	10,846,976
Janus Capital Group, Inc.	171,695	2,089,528
JPMorgan Chase & Co.	3,730,731	170,233,255
Legg Mason, Inc.	153,698	5,709,881
Leucadia National Corp.	177,151	6,848,658
Moody’s Corp.	188,529	7,379,025
Morgan Stanley	1,447,554	37,853,537
Northern Trust Corp.	225,818	11,288,642
NYSE Euronext	245,500	9,832,275
SLM Corp. *	494,418	8,202,395
State Street Corp.	466,026	21,693,510
T. Rowe Price Group, Inc.	243,179	15,624,251
The Charles Schwab Corp. (b)	935,381	17,126,826
The Goldman Sachs Group, Inc.	487,469	73,612,694
The NASDAQ OMX Group, Inc. *	173,600	4,704,560

		843,931,504

Energy 13.0%
Anadarko Petroleum Corp.	460,909	36,384,156
Apache Corp.	357,906	47,733,923
Baker Hughes, Inc.	400,863	31,030,805
Cabot Oil & Gas Corp.	92,200	5,189,016
Cameron International Corp. *	228,900	12,067,608
Chesapeake Energy Corp.	609,566	20,524,087
Chevron Corp.	1,881,534	205,915,081
ConocoPhillips	1,366,690	107,872,841
CONSOL Energy, Inc.	212,018	11,468,054
Denbury Resources, Inc. *	336,400	7,592,548
Devon Energy Corp.	414,458	37,715,678
Diamond Offshore Drilling, Inc.	65,300	4,954,311
El Paso Corp.	717,471	13,926,112
EOG Resources, Inc.	247,406	27,934,611
EQT Corp.	122,400	6,439,464
Exxon Mobil Corp.	4,661,641	410,224,408
FMC Technologies, Inc. *	230,000	10,690,400
Halliburton Co.	857,068	43,264,793
Helmerich & Payne, Inc.	95,000	6,302,300
Hess Corp.	273,440	23,504,902
Marathon Oil Corp.	670,652	36,242,033
Massey Energy Co.	89,200	6,087,008
Murphy Oil Corp.	174,292	13,504,144
Nabors Industries Ltd. *	287,890	8,820,950
National Oilwell Varco, Inc.	401,424	30,785,207
Newfield Exploration Co. *	120,000	8,496,000
Noble Corp.	230,000	9,892,300
Noble Energy, Inc.	160,284	15,430,541
Occidental Petroleum Corp.	759,350	86,786,112
Peabody Energy Corp.	261,564	17,477,707
Pioneer Natural Resources Co.	119,800	12,247,154
QEP Resources, Inc.	162,691	6,951,786
Range Resources Corp.	139,500	7,874,775
Rowan Cos., Inc. *	126,263	5,265,167
Schlumberger Ltd.	1,277,115	114,621,071
Southwestern Energy Co. *	312,100	13,688,706
Spectra Energy Corp.	595,509	17,293,581
Sunoco, Inc.	109,001	4,649,983
Tesoro Corp. *	164,807	4,469,566
The Williams Cos., Inc.	546,298	18,120,705
Valero Energy Corp.	549,440	15,549,152

		1,524,988,746

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	405,892	32,844,781
CVS Caremark Corp.	1,252,051	45,374,328
Safeway, Inc.	355,696	8,646,970
SUPERVALU, Inc.	229,681	2,586,208
Sysco Corp.	544,957	15,754,707
The Kroger Co.	603,247	14,664,934
Wal-Mart Stores, Inc.	1,831,702	100,706,976

2 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Walgreen Co.	866,811	37,030,166
Whole Foods Market, Inc.	139,416	8,749,748

		266,358,818

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	1,955,891	52,496,115
Archer-Daniels-Midland Co.	600,599	22,234,175
Brown-Forman Corp., Class B	80,728	5,801,114
Campbell Soup Co.	198,711	6,674,703
Coca-Cola Enterprises, Inc.	283,362	8,050,314
ConAgra Foods, Inc.	429,049	10,490,248
Constellation Brands, Inc., Class A *	175,065	3,919,705
Dean Foods Co. *	119,970	1,342,464
Dr Pepper Snapple Group, Inc.	216,800	8,498,560
General Mills, Inc.	606,680	23,405,714
H.J. Heinz Co.	303,643	15,555,631
Hormel Foods Corp.	100,000	2,941,000
Kellogg Co.	234,434	13,426,035
Kraft Foods, Inc., Class A	1,635,154	54,908,471
Lorillard, Inc.	143,597	15,293,081
McCormick & Co., Inc. - Non Voting Shares	132,602	6,513,410
Mead Johnson Nutrition Co.	180,000	12,038,400
Molson Coors Brewing Co., Class B	127,030	6,192,713
PepsiCo, Inc.	1,480,863	102,016,652
Philip Morris International, Inc.	1,686,246	117,092,922
Reynolds American, Inc.	327,596	12,157,088
Sara Lee Corp.	609,642	11,705,126
The Coca-Cola Co.	2,148,728	144,953,191
The Hershey Co.	154,428	8,912,040
The JM Smucker Co.	118,675	8,908,932
Tyson Foods, Inc., Class A	327,690	6,521,031

		682,048,835

Health Care Equipment & Services 4.1%
Aetna, Inc.	372,480	15,413,222
AmerisourceBergen Corp.	271,046	11,015,310
Baxter International, Inc.	544,689	30,992,804
Becton, Dickinson & Co.	214,690	18,450,459
Boston Scientific Corp. *	1,305,674	9,779,498
C.R. Bard, Inc.	91,473	9,764,743
Cardinal Health, Inc.	330,733	14,449,725
CareFusion Corp. *	207,066	6,081,529
Cerner Corp. *	68,700	8,256,366
CIGNA Corp.	252,508	11,824,950
Coventry Health Care, Inc. *	138,985	4,485,046
Covidien plc	447,000	24,893,430
DaVita, Inc. *	90,400	7,963,336
DENTSPLY International, Inc.	112,400	4,219,496
Edwards Lifesciences Corp. *	105,000	9,066,750
Express Scripts, Inc. *	495,972	28,141,451
Humana, Inc. *	159,403	12,133,756
Intuitive Surgical, Inc. *	34,400	12,029,680
Laboratory Corp. of America Holdings *	100,891	9,732,955
McKesson Corp.	238,675	19,812,412
Medco Health Solutions, Inc. *	404,782	24,015,716
Medtronic, Inc.	1,011,939	42,248,453
Patterson Cos., Inc.	107,947	3,746,840
Quest Diagnostics, Inc.	136,380	7,689,104
St. Jude Medical, Inc.	319,387	17,068,041
Stryker Corp.	317,640	18,740,760
Tenet Healthcare Corp. *	451,617	3,129,706
UnitedHealth Group, Inc.	1,025,010	50,461,242
Varian Medical Systems, Inc. *	110,706	7,771,561
WellPoint, Inc.	372,629	28,614,181
Zimmer Holdings, Inc. *	194,823	12,712,201

		484,704,723

Household & Personal Products 2.2%
Avon Products, Inc.	391,020	11,488,167
Colgate-Palmolive Co.	459,397	38,750,137
Kimberly-Clark Corp.	383,395	25,327,074
The Clorox Co.	127,857	8,906,519
The Estee Lauder Cos., Inc., Class A	104,026	10,090,522
The Procter & Gamble Co.	2,623,090	170,238,541

		264,800,960

Insurance 3.8%
ACE Ltd.	312,000	20,982,000
Aflac, Inc.	429,773	24,148,945
American International Group, Inc. (c)*	144,577	4,503,574
Aon Corp.	311,450	16,248,347
Assurant, Inc.	89,346	3,547,036
Berkshire Hathaway, Inc., Class B *	1,606,530	133,823,949
Cincinnati Financial Corp.	155,203	4,916,831
Genworth Financial, Inc., Class A *	496,064	6,047,020
Lincoln National Corp.	294,671	9,202,575
Loews Corp.	311,016	13,765,568
Marsh & McLennan Cos., Inc.	485,779	14,709,388
MetLife, Inc.	972,877	45,520,915
Principal Financial Group, Inc.	313,367	10,576,136
Prudential Financial, Inc.	451,431	28,629,754
The Allstate Corp.	502,110	16,991,402
The Chubb Corp.	302,393	19,713,000
The Hartford Financial Services Group, Inc.	413,495	11,978,950
The Progressive Corp.	641,620	14,077,143
The Travelers Cos., Inc.	440,760	27,891,292
Torchmark Corp.	92,541	6,192,844
Unum Group	316,540	8,381,979
XL Group plc	345,299	8,432,202

		450,280,850

Materials 3.6%
Air Products & Chemicals, Inc.	203,601	19,447,968
Airgas, Inc.	76,600	5,319,870
AK Steel Holding Corp.	140,900	2,289,625
Alcoa, Inc.	996,064	16,933,088
Allegheny Technologies, Inc.	92,070	6,629,040
Ball Corp.	180,138	6,720,949
Bemis Co., Inc.	88,735	2,780,955
CF Industries Holdings, Inc.	66,225	9,374,149

See financial notes 3

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cliffs Natural Resources, Inc.	120,000	11,246,400
E.I. du Pont de Nemours & Co.	853,204	48,453,455
Eastman Chemical Co.	74,058	7,942,721
Ecolab, Inc.	197,228	10,405,749
FMC Corp.	59,500	5,252,660
Freeport-McMoRan Copper & Gold, Inc.	880,840	48,472,625
International Flavors & Fragrances, Inc.	71,843	4,563,467
International Paper Co.	419,089	12,941,468
MeadWestvaco Corp.	155,750	5,247,218
Monsanto Co.	504,200	34,305,768
Newmont Mining Corp.	457,546	26,816,771
Nucor Corp.	296,100	13,904,856
Owens-Illinois, Inc. *	157,500	4,673,025
PPG Industries, Inc.	160,248	15,170,678
Praxair, Inc.	287,779	30,625,441
Sealed Air Corp.	145,968	3,761,595
Sigma-Aldrich Corp.	116,454	8,219,323
The Dow Chemical Co.	1,079,435	44,246,041
The Sherwin-Williams Co.	88,636	7,293,857
Titanium Metals Corp. *	82,800	1,658,484
United States Steel Corp.	134,613	6,422,386
Vulcan Materials Co.	106,571	4,817,009

		425,936,641

Media 3.3%
Cablevision Systems Corp., Class A	220,000	7,750,600
CBS Corp., Class B - Non Voting Shares	633,936	15,987,866
Comcast Corp., Class A	2,583,964	67,803,215
DIRECTV, Class A *	780,902	37,944,028
Discovery Communications, Inc., Class A *	255,000	11,286,300
Gannett Co., Inc.	207,114	3,119,137
News Corp., Class A	2,142,001	38,170,458
Omnicom Group, Inc.	279,747	13,760,755
Scripps Networks Interactive, Class A	91,193	4,689,144
The Interpublic Group of Cos., Inc.	454,565	5,341,139
The McGraw-Hill Cos., Inc.	294,267	11,908,985
The Walt Disney Co.	1,759,883	75,850,957
The Washington Post Co., Class B (c)	5,369	2,340,347
Time Warner Cable, Inc.	335,101	26,181,441
Time Warner, Inc.	1,042,174	39,456,708
Viacom Inc., Class B	556,253	28,457,904

		390,048,984

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	1,432,886	74,567,388
Agilent Technologies, Inc. *	322,966	16,119,233
Allergan, Inc.	283,958	22,591,699
Amgen, Inc. *	900,059	51,168,354
Biogen Idec, Inc. *	219,591	21,377,184
Bristol-Myers Squibb Co.	1,592,364	44,745,428
Celgene Corp. *	434,613	25,590,013
Cephalon, Inc. *	67,600	5,191,680
Eli Lilly & Co.	935,823	34,634,809
Forest Laboratories, Inc. *	277,864	9,213,970
Gilead Sciences, Inc. *	759,275	29,490,241
Hospira, Inc. *	141,382	8,020,601
Johnson & Johnson	2,566,525	168,672,023
Life Technologies Corp. *	173,435	9,573,612
Merck & Co., Inc.	2,876,214	103,399,893
Mylan, Inc. *	404,751	10,086,395
PerkinElmer, Inc.	105,660	2,987,008
Pfizer, Inc.	7,508,333	157,374,660
Thermo Fisher Scientific, Inc. *	371,337	22,276,507
Waters Corp. *	81,252	7,962,696
Watson Pharmaceuticals, Inc. *	136,546	8,468,583

		833,511,977

Real Estate 1.6%
Apartment Investment & Management Co., Class A	150,314	4,052,466
AvalonBay Communities, Inc.	80,599	10,204,639
Boston Properties, Inc.	133,576	13,962,699
CB Richard Ellis Group, Inc., Class A *	280,140	7,482,539
Equity Residential	275,322	16,442,230
HCP, Inc.	368,500	14,599,970
Health Care REIT, Inc.	144,100	7,748,257
Host Hotels & Resorts, Inc.	637,211	11,335,984
Kimco Realty Corp.	378,159	7,389,227
Plum Creek Timber Co., Inc.	158,777	6,841,701
ProLogis	529,546	8,626,304
Public Storage	130,878	15,353,298
Simon Property Group, Inc.	278,153	31,859,645
Ventas, Inc.	145,300	8,126,629
Vornado Realty Trust	153,056	14,797,454
Weyerhaeuser Co.	494,240	11,372,463

		190,195,505

Retailing 3.6%
Abercrombie & Fitch Co., Class A	91,645	6,488,466
Amazon.com, Inc. *	333,190	65,471,835
AutoNation, Inc. (c)*	64,533	2,188,314
AutoZone, Inc. *	27,098	7,651,933
Bed Bath & Beyond, Inc. *	242,369	13,601,748
Best Buy Co., Inc.	328,157	10,245,062
Big Lots, Inc. *	72,567	2,983,229
CarMax, Inc. *	200,000	6,940,000
Expedia, Inc.	190,226	4,761,357
Family Dollar Stores, Inc.	124,230	6,734,508
GameStop Corp., Class A *	146,800	3,769,824
Genuine Parts Co.	126,238	6,778,981
J.C. Penney Co., Inc.	207,121	7,963,802
Kohl’s Corp.	275,510	14,522,132
Limited Brands, Inc.	268,835	11,065,249
Lowe’s Cos., Inc.	1,279,788	33,594,435
Macy’s, Inc.	399,926	9,562,231
Netflix, Inc. *	40,000	9,306,800
Nordstrom, Inc.	169,996	8,083,310
O’Reilly Automotive, Inc. *	121,200	7,158,072
Priceline.com, Inc. *	45,900	25,107,759
RadioShack Corp.	145,746	2,304,244
Ross Stores, Inc.	115,000	8,474,350

4 See financial notes

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sears Holdings Corp. (c)*	44,826	3,853,691
Staples, Inc.	653,469	13,814,335
Target Corp.	658,408	32,327,833
The Gap, Inc.	420,462	9,771,537
The Home Depot, Inc.	1,524,850	56,632,929
The TJX Cos., Inc.	375,453	20,131,790
Tiffany & Co.	129,028	8,959,704
Urban Outfitters, Inc. *	90,000	2,831,400

		423,080,860

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	484,339	4,407,485
Altera Corp.	301,746	14,695,030
Analog Devices, Inc.	296,254	11,941,999
Applied Materials, Inc.	1,215,472	19,070,756
Broadcom Corp., Class A *	435,018	15,303,933
First Solar, Inc. (c)*	47,800	6,671,446
Intel Corp.	5,153,905	119,519,057
KLA-Tencor Corp.	160,681	7,053,896
Linear Technology Corp.	214,968	7,480,886
LSI Corp. *	573,376	4,202,846
MEMC Electronic Materials, Inc. *	164,927	1,951,086
Microchip Technology, Inc.	161,223	6,616,592
Micron Technology, Inc. *	756,775	8,543,990
National Semiconductor Corp.	214,375	5,170,725
Novellus Systems, Inc. *	101,311	3,252,083
NVIDIA Corp. *	523,282	10,465,640
Teradyne, Inc. *	168,449	2,712,029
Texas Instruments, Inc.	1,120,654	39,816,837
Xilinx, Inc.	269,163	9,383,022

		298,259,338

Software & Services 8.5%
Adobe Systems, Inc. *	501,976	16,841,295
Akamai Technologies, Inc. *	169,341	5,832,104
Autodesk, Inc. *	187,681	8,441,891
Automatic Data Processing, Inc.	476,173	25,880,003
BMC Software, Inc. *	186,239	9,354,785
CA, Inc.	370,925	9,121,046
Citrix Systems, Inc. *	160,708	13,554,113
Cognizant Technology Solutions Corp., Class A *	271,648	22,519,619
Computer Sciences Corp.	144,040	7,343,159
Compuware Corp. *	278,185	3,151,836
eBay, Inc. *	1,065,169	36,641,814
Electronic Arts, Inc. *	305,892	6,172,901
Fidelity National Information Services, Inc.	293,034	9,699,425
Fiserv, Inc. *	150,352	9,218,081
Google, Inc., Class A *	233,962	127,298,724
International Business Machines Corp.	1,154,490	196,932,904
Intuit, Inc. *	272,809	15,157,268
MasterCard, Inc., Class A	88,000	24,278,320
Microsoft Corp.	6,995,831	182,031,523
Monster Worldwide, Inc. *	89,138	1,462,755
Oracle Corp.	3,629,986	130,860,995
Paychex, Inc.	305,065	9,978,676
Red Hat, Inc. *	157,500	7,476,525
SAIC, Inc. *	212,000	3,688,800
Salesforce.com, Inc. *	102,071	14,147,041
Symantec Corp. *	793,350	15,589,327
Teradata Corp. *	161,371	9,023,866
Total System Services, Inc.	177,100	3,338,335
VeriSign, Inc.	180,525	6,672,204
Visa, Inc., Class A	445,000	34,763,400
Western Union Co.	630,625	13,400,781
Yahoo!, Inc. *	1,162,255	20,630,026

		1,000,503,542

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	161,800	9,046,238
Apple, Inc. *	864,440	301,023,941
Cisco Systems, Inc.	5,297,128	93,017,568
Corning, Inc.	1,450,987	30,383,668
Dell, Inc. *	1,577,085	24,460,588
EMC Corp. *	1,918,045	54,357,395
F5 Networks, Inc. *	74,000	7,500,640
FLIR Systems, Inc.	129,500	4,560,990
Harris Corp.	129,300	6,869,709
Hewlett-Packard Co.	2,086,408	84,228,291
Jabil Circuit, Inc.	170,686	3,386,410
JDS Uniphase Corp. *	191,981	4,000,884
Juniper Networks, Inc. *	491,565	18,841,686
Lexmark International, Inc., Class A *	83,508	2,693,133
Molex, Inc.	126,666	3,419,982
Motorola Mobility Holdings, Inc. *	266,281	6,939,283
Motorola Solutions, Inc. *	304,322	13,962,293
NetApp, Inc. *	332,174	17,266,405
QUALCOMM, Inc.	1,542,065	87,650,975
SanDisk Corp. *	218,124	10,718,613
Tellabs, Inc.	436,856	2,149,332
Western Digital Corp. *	206,000	8,198,800
Xerox Corp.	1,284,866	12,964,298

		807,641,122

Telecommunication Services 2.9%
American Tower Corp., Class A *	368,100	19,255,311
AT&T, Inc.	5,540,736	172,427,704
CenturyLink, Inc.	562,543	22,940,504
Frontier Communications Corp.	937,945	7,756,805
MetroPCS Communications, Inc. *	243,900	4,104,837
Sprint Nextel Corp. *	2,882,208	14,929,838
Verizon Communications, Inc.	2,648,178	100,048,165
Windstream Corp.	396,374	5,077,551

		346,540,715

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	140,195	11,240,835
CSX Corp.	358,297	28,194,391
Expeditors International of Washington, Inc.	182,700	9,915,129
FedEx Corp.	291,868	27,923,012
Norfolk Southern Corp.	338,892	25,308,455
Ryder System, Inc.	60,702	3,247,557
Southwest Airlines Co.	697,736	8,198,398
Union Pacific Corp.	458,375	47,428,061

See financial notes 5

 Schwab S&P 500 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Parcel Service, Inc., Class B	923,318	69,221,150

		230,676,988

Utilities 3.2%
Ameren Corp.	217,420	6,372,580
American Electric Power Co., Inc.	445,802	16,262,857
CenterPoint Energy, Inc.	375,466	6,983,668
CMS Energy Corp.	212,084	4,199,263
Consolidated Edison, Inc.	271,565	14,153,968
Constellation Energy Group, Inc.	182,265	6,638,091
Dominion Resources, Inc.	551,564	25,603,601
DTE Energy Co.	153,312	7,746,855
Duke Energy Corp.	1,234,298	23,019,658
Edison International	306,093	12,020,272
Entergy Corp.	183,353	12,783,371
Exelon Corp.	615,890	25,959,764
FirstEnergy Corp.	390,694	15,612,132
Integrys Energy Group, Inc.	71,494	3,743,426
NextEra Energy, Inc.	394,238	22,302,044
Nicor, Inc.	34,408	1,907,235
NiSource, Inc.	256,762	4,994,021
Northeast Utilities	163,700	5,827,720
NRG Energy, Inc. *	240,000	5,808,000
ONEOK, Inc.	100,200	7,007,988
Pepco Holdings, Inc.	205,700	3,963,839
PG&E Corp.	371,106	17,100,564
Pinnacle West Capital Corp.	94,461	4,098,663
PPL Corp.	528,970	14,509,647
Progress Energy, Inc.	280,959	13,331,505
Public Service Enterprise Group, Inc.	472,170	15,189,709
SCANA Corp.	113,900	4,729,128
Sempra Energy	240,269	13,238,822
Southern Co.	791,925	30,916,752
TECO Energy, Inc.	194,819	3,754,162
The AES Corp. *	623,349	8,253,141
Wisconsin Energy Corp.	218,600	6,822,506
Xcel Energy, Inc.	448,186	10,904,365

		375,759,317

Total Common Stock
(Cost $8,745,209,906)		11,661,462,266

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	92,518,090	92,518,092

U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
0.02%, 06/16/11 (a)	1,600,000	1,599,873
0.06%, 06/16/11 (a)	1,900,000	1,899,850
0.09%, 06/16/11 (a)	35,000,000	3,499,723

		6,999,446

Total Short-Term Investments
(Cost $99,517,526)		99,517,538

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	21,049,265	21,049,265

Total Collateral Invested for Securities on Loan
(Cost $21,049,265)		21,049,265

End of Collateral Invested for Securities on Loan.

At 04/30/11 tax basis cost of the fund’s investments was $8,894,516,760 and the unrealized appreciation and depreciation were $3,893,589,378 and ($1,027,126,334), respectively, with a net unrealized appreciation of $2,866,463,044.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 06/17/11	1,175	79,882,375	2,891,569

6 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	1,347,318,616	1,726,315,994
0.0%		Rights	—	—
0.8%		Short-Term Investments	14,251,402	14,251,404

100.1%		Total Investments	1,361,570,018	1,740,567,398
3.7%		Collateral Invested for Securities on Loan	64,610,222	64,610,222
(3	.8)%	Other Assets and Liabilities, Net		(66,796,354)

100.0%		Net Assets		1,738,381,266

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	106,200	1,359,360
Cooper Tire & Rubber Co.	107,723	2,906,367
Dorman Products, Inc. *	23,300	908,700
Drew Industries, Inc.	33,200	799,124
Exide Technologies *	134,600	1,351,384
Fuel Systems Solutions, Inc. *	27,600	820,410
Modine Manufacturing Co. *	81,000	1,442,610
Superior Industries International, Inc.	42,700	1,079,029
Thor Industries, Inc.	73,800	2,288,538

		12,955,522

Banks 6.1%
1st Source Corp.	19,921	422,724
Astoria Financial Corp.	155,200	2,245,744
BancFirst Corp.	9,216	371,128
BancorpSouth, Inc.	127,700	1,730,335
Bank of the Ozarks, Inc.	22,300	993,019
Beneficial Mutual Bancorp, Inc. *	60,203	519,552
Boston Private Financial Holdings, Inc.	133,200	931,068
Brookline Bancorp, Inc.	102,992	949,586
Capitol Federal Financial, Inc.	87,400	989,368
Cathay General Bancorp	145,022	2,472,625
Chemical Financial Corp.	46,903	944,157
City Holding Co.	26,300	896,830
Columbia Banking System, Inc.	71,800	1,354,148
Community Bank System, Inc.	60,200	1,506,204
Community Trust Bancorp, Inc.	26,500	749,950
CVB Financial Corp.	156,319	1,522,547
Danvers Bancorp, Inc.	36,800	829,840
Dime Community Bancshares	44,400	686,424
F.N.B. Corp.	209,737	2,296,620
First Commonwealth Financial Corp.	176,656	1,095,267
First Financial Bancorp	100,989	1,664,299
First Financial Bankshares, Inc. (d)	36,221	2,007,368
First Interstate BancSystem, Inc.	33,500	458,280
First Midwest Bancorp, Inc.	130,963	1,715,615
Flagstar Bancorp, Inc. *	336,700	525,252
Glacier Bancorp, Inc.	130,811	1,966,089
Hancock Holding Co.	52,110	1,701,913
Home Bancshares, Inc.	39,490	946,575
IBERIABANK Corp.	45,800	2,748,458
Independent Bank Corp.	38,500	1,128,435
International Bancshares Corp.	95,400	1,680,948
Investors Bancorp, Inc. *	86,400	1,299,456
Kearny Financial Corp.	29,200	279,444
MB Financial, Inc.	93,024	1,924,667
MGIC Investment Corp. *	302,400	2,618,784
National Penn Bancshares, Inc.	215,078	1,765,790
NBT Bancorp, Inc.	59,985	1,355,661
Northfield Bancorp, Inc.	33,300	468,531
Northwest Bancshares, Inc.	186,709	2,350,666
Ocwen Financial Corp. *	152,000	1,819,440
Old National Bancorp	160,383	1,659,964
Oriental Financial Group, Inc.	80,500	1,043,280
Oritani Financial Corp.	97,750	1,198,415
PacWest Bancorp	54,816	1,260,220
Park National Corp.	20,953	1,447,433
Pinnacle Financial Partners, Inc. *	60,632	974,356
PrivateBancorp, Inc.	107,676	1,694,820
Prosperity Bancshares, Inc.	81,100	3,718,435
Provident Financial Services, Inc.	94,551	1,372,881
Radian Group, Inc.	242,300	1,436,839
S&T Bancorp, Inc.	43,681	891,529
Signature Bank *	70,609	4,110,150
Simmons First National Corp., Class A	27,600	728,364
Sterling Bancshares, Inc.	185,012	1,644,757
Susquehanna Bancshares, Inc.	243,608	2,246,066
Texas Capital Bancshares, Inc. *	63,900	1,648,620
The PMI Group, Inc. *	280,200	605,232
TrustCo Bank Corp. NY	131,602	789,612
Trustmark Corp.	102,477	2,381,566
UMB Financial Corp.	52,000	2,189,720
Umpqua Holdings Corp.	213,195	2,475,194
United Bankshares, Inc.	64,322	1,682,664
Washington Federal, Inc.	195,700	3,148,813
Webster Financial Corp.	127,400	2,741,648
WesBanco, Inc.	46,698	947,969
Westamerica Bancorp	50,600	2,569,974
Western Alliance Bancorp *	121,900	1,008,113
Whitney Holding Corp.	173,300	2,346,482
Wintrust Financial Corp.	60,955	2,053,574

		105,949,497

Capital Goods 10.2%
3D Systems Corp. *	34,000	1,418,480

18 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
A.O. Smith Corp.	58,195	2,558,834
A123 Systems, Inc. (d)*	142,100	858,284
AAON, Inc.	23,100	758,835
AAR CORP. *	71,597	1,864,386
Actuant Corp., Class A	118,548	3,290,892
Aerovironment, Inc. *	24,400	699,060
Aircastle Ltd.	80,100	998,046
Albany International Corp., Class A	48,200	1,219,942
Altra Holdings, Inc. *	46,500	1,180,635
American Science & Engineering, Inc.	15,700	1,383,170
American Superconductor Corp. (d)*	77,500	918,375
Ameron International Corp.	15,500	1,090,270
Applied Industrial Technologies, Inc.	68,466	2,414,111
Astec Industries, Inc. *	35,595	1,380,374
AZZ, Inc.	22,600	989,428
Badger Meter, Inc.	24,303	921,327
Barnes Group, Inc.	76,840	1,901,022
Beacon Roofing Supply, Inc. *	79,382	1,771,806
Belden, Inc.	83,200	3,164,096
Blount International, Inc. *	83,662	1,388,789
Brady Corp., Class A	92,429	3,485,498
Briggs & Stratton Corp.	87,493	2,063,960
Cascade Corp.	16,000	732,800
Ceradyne, Inc. *	43,612	2,043,658
Chart Industries, Inc. *	48,200	2,343,002
CIRCOR International, Inc.	28,200	1,281,126
Colfax Corp. *	60,400	1,319,740
Comfort Systems USA, Inc.	70,700	863,247
Commercial Vehicle Group, Inc. *	40,200	693,852
Cubic Corp.	28,515	1,542,091
Curtiss-Wright Corp.	83,400	2,773,050
DigitalGlobe, Inc. *	80,000	2,320,000
Dycom Industries, Inc. *	61,100	907,946
EMCOR Group, Inc. *	115,500	3,577,035
Encore Wire Corp.	31,541	880,309
Ener1, Inc. (d)*	158,400	400,752
EnerSys *	87,678	3,322,119
EnPro Industries, Inc. *	36,200	1,450,896
ESCO Technologies, Inc.	48,669	1,785,179
Franklin Electric Co., Inc.	32,718	1,475,909
GATX Corp.	79,700	3,368,919
Generac Holdings, Inc. *	44,600	928,572
General Cable Corp. *	95,500	4,631,750
GeoEye, Inc. *	38,400	1,424,256
Granite Construction, Inc.	61,900	1,682,442
Great Lakes Dredge & Dock Co.	102,100	760,645
Griffon Corp. *	77,421	986,344
HEICO Corp. (d)	70,656	3,402,805
Hexcel Corp. *	171,083	3,683,417
II-VI, Inc. *	44,200	2,556,970
Insituform Technologies, Inc., Class A *	71,500	1,809,665
Interline Brands, Inc. *	57,534	1,215,118
John Bean Technologies Corp.	49,900	1,008,479
Kaman Corp.	46,549	1,731,623
Kaydon Corp.	59,535	2,304,004
Ladish Co., Inc. *	27,300	1,547,910
Layne Christensen Co. *	33,911	1,009,191
Lindsay Corp.	22,200	1,627,704
MasTec, Inc. *	97,573	2,212,956
Meritor, Inc. *	163,700	2,817,277
Moog, Inc., Class A *	79,700	3,516,364
Mueller Industries, Inc.	65,824	2,575,035
Mueller Water Products, Inc., Class A	283,100	1,245,640
NACCO Industries, Inc., Class A	10,777	1,134,064
National Presto Industries, Inc.	8,600	954,858
Orbital Sciences Corp. *	100,836	1,898,742
Polypore International, Inc. *	40,300	2,489,331
Powell Industries, Inc. *	16,000	632,320
Quanex Building Products Corp.	67,404	1,412,788
Raven Industries, Inc.	31,500	1,712,340
RBC Bearings, Inc. *	36,000	1,413,360
Robbins & Myers, Inc.	78,100	3,395,007
RSC Holdings, Inc. *	104,400	1,374,948
Rush Enterprises, Inc., Class A *	58,987	1,242,856
Satcon Technology Corp. (d)*	200,900	642,880
Sauer-Danfoss, Inc. *	20,200	1,192,002
Simpson Manufacturing Co., Inc.	70,694	1,973,776
Sun Hydraulics Corp.	29,500	1,371,455
TAL International Group, Inc.	27,800	1,002,190
Teledyne Technologies, Inc. *	62,700	3,165,723
Tennant Co.	35,700	1,464,414
The Gorman-Rupp Co.	21,300	861,585
The Greenbrier Cos., Inc. *	43,300	1,172,131
The Manitowoc Co., Inc.	233,200	5,174,708
The Middleby Corp. *	33,052	2,963,773
The Toro Co.	55,135	3,744,218
Titan International, Inc.	73,600	2,273,504
Tredegar Corp.	39,900	873,012
TriMas Corp. *	48,600	1,128,006
Tutor Perini Corp.	44,230	1,179,172
United Rentals, Inc. *	106,500	3,133,230
Universal Forest Products, Inc.	35,562	1,148,297
USG Corp. *	141,100	2,175,762
Vicor Corp.	34,100	569,811
Wabash National Corp. *	118,800	1,310,364
Watsco, Inc.	48,400	3,431,076
Watts Water Technologies, Inc., Class A	50,907	1,970,101

		177,061,221

Commercial & Professional Supplies 4.1%
ABM Industries, Inc.	81,709	1,987,163
Acacia Research *	61,200	2,515,932
Acco Brands Corp. *	100,400	974,884
Consolidated Graphics, Inc. *	17,100	960,165
CoStar Group, Inc. *	37,883	2,576,802
Deluxe Corp.	87,146	2,359,914
EnergySolutions, Inc.	136,500	771,225
EnerNOC, Inc. (d)*	31,200	558,792
Exponent, Inc. *	25,300	1,085,623
FTI Consulting, Inc. *	80,800	3,223,920
G & K Services, Inc., Class A	32,530	1,076,743
Healthcare Services Group, Inc.	119,925	2,129,868
Heidrick & Struggles International, Inc.	30,500	713,700
Herman Miller, Inc.	97,100	2,526,542
Higher One Holdings, Inc. *	17,400	245,166
HNI Corp.	78,700	2,165,824

See financial notes 19

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Huron Consulting Group, Inc. *	37,500	1,080,000
ICF International, Inc. *	33,700	820,932
Insperity, Inc.	42,810	1,296,715
Interface, Inc., Class A	111,800	2,083,952
KAR Auction Services, Inc. *	58,800	1,146,600
Kelly Services, Inc., Class A *	51,223	978,872
Kforce, Inc. *	59,400	929,610
Knoll, Inc.	86,303	1,694,128
Korn/Ferry International *	78,461	1,624,927
M&F Worldwide Corp. *	19,070	478,466
McGrath Rentcorp	39,398	1,118,509
Mine Safety Appliances Co.	55,589	2,205,771
Mobile Mini, Inc. *	60,768	1,513,731
Navigant Consulting, Inc. *	91,948	1,071,194
Quad Graphics, Inc. *	71,200	2,852,272
Resources Connection, Inc.	79,350	1,173,586
Schawk, Inc.	17,700	333,822
SFN Group, Inc. *	92,000	968,760
Steelcase, Inc., Class A	153,442	1,772,255
Sykes Enterprises, Inc. *	70,893	1,419,987
Team, Inc. *	33,000	823,350
Tetra Tech, Inc. *	105,300	2,487,186
The Advisory Board Co. *	27,176	1,269,663
The Brink’s Co.	80,700	2,663,907
The Corporate Executive Board Co.	59,600	2,375,060
The Geo Group, Inc. *	111,500	2,974,820
TrueBlue, Inc. *	80,576	1,134,510
UniFirst Corp.	26,335	1,363,100
United Stationers, Inc.	40,567	2,923,258
Viad Corp.	33,896	840,960

		71,292,166

Consumer Durables & Apparel 2.6%
American Greetings Corp., Class A	66,311	1,631,251
Brunswick Corp.	154,200	3,603,654
Callaway Golf Co.	108,369	767,253
Carter’s, Inc. *	99,814	3,086,249
Crocs, Inc. *	150,300	3,022,533
Eastman Kodak Co. (d)*	467,500	1,299,650
Ethan Allen Interiors, Inc.	49,979	1,203,994
G-III Apparel Group Ltd. *	26,600	1,193,276
Helen of Troy Ltd. *	54,100	1,683,592
Iconix Brand Group, Inc. *	122,800	3,007,372
iRobot Corp. *	39,800	1,409,716
JAKKS Pacific, Inc. *	48,000	1,009,920
KB HOME	125,500	1,482,155
M.D.C. Holdings, Inc.	65,600	1,914,864
Maidenform Brands, Inc. *	40,700	1,288,562
Meritage Homes Corp. *	59,885	1,431,850
Quiksilver, Inc. *	225,200	979,620
Skechers U.S.A., Inc., Class A *	61,478	1,171,156
Standard Pacific Corp. *	179,000	690,940
Steven Madden Ltd. *	40,800	2,168,520
The Jones Group, Inc.	157,100	2,141,273
The Ryland Group, Inc.	76,500	1,324,215
The Timberland Co., Class A *	69,160	3,125,340
True Religion Apparel, Inc. *	46,600	1,408,252
Wolverine World Wide, Inc.	86,736	3,441,684

		45,486,891

Consumer Services 4.8%
American Public Education, Inc. *	33,500	1,415,375
Ameristar Casinos, Inc.	43,975	877,301
Biglari Holdings, Inc. *	2,600	1,136,824
BJ’s Restaurants, Inc. *	38,900	1,826,355
Bob Evans Farms, Inc.	51,646	1,619,619
Boyd Gaming Corp. (d)*	93,600	836,784
Bridgepoint Education, Inc. (d)*	33,300	584,415
Brinker International, Inc.	169,500	4,083,255
Buffalo Wild Wings, Inc. *	31,900	1,949,090
Capella Education Co. *	28,800	1,428,480
Career Education Corp. *	114,400	2,495,064
CEC Entertainment, Inc.	35,738	1,351,969
Churchill Downs, Inc.	20,261	845,086
Coinstar, Inc. (d)*	58,100	3,136,238
Corinthian Colleges, Inc. (d)*	161,100	716,895
Cracker Barrel Old Country Store, Inc.	42,053	2,154,375
DineEquity, Inc. *	27,800	1,389,166
Domino’s Pizza, Inc. *	89,779	1,667,196
Gaylord Entertainment Co. *	82,035	2,942,596
Grand Canyon Education, Inc. *	50,900	736,014
Hillenbrand, Inc.	106,000	2,429,520
International Speedway Corp., Class A	50,400	1,542,240
Interval Leisure Group, Inc. *	72,800	1,169,896
Jack in the Box, Inc. *	91,988	1,899,552
K12, Inc. *	54,300	2,137,791
Krispy Kreme Doughnuts, Inc. *	117,300	658,053
LIFE TIME FITNESS, Inc. *	71,877	2,811,828
Matthews International Corp., Class A	50,984	2,046,498
Orient-Express Hotels Ltd., Class A *	163,400	2,004,918
P.F. Chang’s China Bistro, Inc.	40,742	1,633,754
Papa John’s International, Inc. *	34,955	1,050,747
Peet’s Coffee & Tea, Inc. *	23,900	1,110,872
Pinnacle Entertainment, Inc. *	107,285	1,489,116
Pre-Paid Legal Services, Inc. *	17,000	1,121,150
Regis Corp.	94,849	1,612,433
Ruby Tuesday, Inc. *	118,600	1,246,486
Scientific Games Corp., Class A *	103,000	1,083,560
Shuffle Master, Inc. *	98,600	1,077,698
Six Flags Entertainment Corp.	50,000	3,426,500
Sonic Corp. *	99,229	1,113,349
Speedway Motorsports, Inc.	21,584	336,279
Steiner Leisure Ltd. *	25,809	1,252,769
Stewart Enterprises, Inc., Class A	144,000	1,167,840
Strayer Education, Inc. (d)	23,600	2,923,568
Texas Roadhouse, Inc.	101,096	1,644,832
The Cheesecake Factory, Inc. *	103,000	3,030,260
Universal Technical Institute, Inc.	38,600	697,502
Vail Resorts, Inc. *	62,571	3,065,353
Wendy’s/Arby’s Group, Inc., Class A	559,600	2,697,272

		82,673,733

Diversified Financials 2.5%
BGC Partners, Inc., Class A	87,500	844,375
BlackRock Kelso Capital Corp.	91,300	960,476

20 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cash America International, Inc.	49,670	2,356,842
Cohen & Steers, Inc.	30,628	963,557
Credit Acceptance Corp. *	16,500	1,334,850
Dollar Financial Corp. *	66,600	1,531,134
Duff & Phelps Corp., Class A	51,300	789,507
Encore Capital Group, Inc. *	24,700	739,518
Evercore Partners, Inc., Class A	29,200	1,018,788
EZCORP, Inc., Class A *	89,500	2,818,355
Fifth Street Finance Corp.	92,800	1,237,024
Financial Engines, Inc. *	48,200	1,370,326
First Cash Financial Services, Inc. *	55,100	2,162,124
GAMCO Investors, Inc., Class A	8,700	447,615
GFI Group, Inc.	119,868	612,525
Interactive Brokers Group, Inc., Class A	72,700	1,275,158
Investment Technology Group, Inc. *	71,265	1,219,344
KBW, Inc.	47,000	1,067,840
Knight Capital Group, Inc., Class A *	171,400	2,351,608
MarketAxess Holdings, Inc.	56,760	1,382,106
MCG Capital Corp.	136,200	898,920
MF Global Holdings Ltd. *	283,600	2,385,076
Nelnet, Inc., Class A	35,600	819,868
NewStar Financial, Inc. *	46,600	556,870
optionsXpress Holdings, Inc.	78,547	1,448,407
PHH Corp. *	99,363	2,132,330
PICO Holdings, Inc. *	41,600	1,336,192
Piper Jaffray Cos., Inc. *	29,439	1,055,388
Portfolio Recovery Associates, Inc. *	29,643	2,675,577
Prospect Capital Corp.	154,700	1,873,417
World Acceptance Corp. *	27,200	1,848,240

		43,513,357

Energy 6.2%
Apco Oil & Gas International, Inc.	15,900	1,437,360
Approach Resources, Inc. *	47,400	1,395,456
ATP Oil & Gas Corp. (d)*	70,100	1,246,378
Basic Energy Services, Inc. *	38,100	1,171,194
Bill Barrett Corp. *	81,900	3,417,687
BPZ Resources, Inc. (d)*	179,900	856,324
Bristow Group, Inc. *	67,087	3,112,837
Cal Dive International, Inc. *	163,800	1,287,468
Carrizo Oil & Gas, Inc. *	66,800	2,661,312
Clayton Williams Energy, Inc. *	11,000	996,270
Clean Energy Fuels Corp. (d)*	81,700	1,392,168
Cloud Peak Energy, Inc. *	106,500	2,217,330
Comstock Resources, Inc. *	82,300	2,638,538
Contango Oil & Gas Co. *	23,200	1,436,544
CVR Energy, Inc. *	55,500	1,233,765
Energy Partners Ltd. *	62,700	1,141,767
Energy XXI (Bermuda) Ltd. *	130,700	4,737,875
Exterran Holdings, Inc. *	108,100	2,346,851
Frontier Oil Corp.	191,400	5,347,716
GeoResources, Inc. *	30,800	893,816
Global Industries Ltd. *	174,282	1,718,421
Goodrich Petroleum Corp. *	44,700	1,004,409
GulfMark Offshore, Inc., Class A *	44,800	1,907,136
Gulfport Energy Corp. *	65,100	2,216,004
Helix Energy Solutions Group, Inc. *	179,400	3,396,042
Hornbeck Offshore Services, Inc. *	40,445	1,182,207
Houston American Energy Corp. (d)	28,600	525,954
Hyperdynamics Corp. (d)*	216,700	914,474
International Coal Group, Inc. *	309,168	3,410,123
ION Geophysical Corp. *	268,900	3,398,896
James River Coal Co. *	62,100	1,448,172
Key Energy Services, Inc. *	219,900	4,002,180
Knightsbridge Tankers Ltd. (d)	41,400	926,946
Lufkin Industries, Inc.	52,190	4,818,703
Magnum Hunter Resources Corp. (d)*	97,100	792,336
Newpark Resources, Inc. *	157,210	1,419,606
Nordic American Tanker Shipping Ltd. (d)	78,200	1,797,036
Northern Oil & Gas, Inc. (d)*	90,500	2,150,280
Overseas Shipholding Group, Inc. (d)	47,800	1,331,708
OYO Geospace Corp. *	7,600	708,928
Parker Drilling Co. *	203,165	1,448,566
Penn Virginia Corp.	73,678	1,139,062
Petroleum Development Corp. *	40,703	1,620,794
PetroQuest Energy, Inc. *	97,000	849,720
Pioneer Drilling Co. *	99,600	1,543,800
Rex Energy Corp. *	54,300	696,669
Rosetta Resources, Inc. *	91,700	4,211,781
SemGroup Corp. *	72,200	2,025,210
Stone Energy Corp. *	89,868	3,177,733
Swift Energy Co. *	73,401	2,876,585
TETRA Technologies, Inc. *	135,774	2,005,382
USEC, Inc. *	184,023	842,825
Vantage Drilling Co. *	341,800	608,404
Venoco, Inc. *	38,600	717,574
W&T Offshore, Inc.	63,200	1,694,392
Western Refining, Inc. *	87,522	1,484,373
Willbros Group, Inc. *	83,200	894,400

		107,875,487

Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	65,800	2,568,174
Ingles Markets, Inc., Class A	23,631	449,225
Nash Finch Co.	22,900	852,338
PriceSmart, Inc.	29,900	1,245,036
Rite Aid Corp. *	1,051,400	1,167,054
Ruddick Corp.	75,100	3,118,152
SUPERVALU, Inc.	368,900	4,153,814
The Andersons, Inc.	34,500	1,712,925
United Natural Foods, Inc. *	83,782	3,576,654
Weis Markets, Inc.	20,000	825,400

		19,668,772

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc.	87,100	1,574,768
Cal-Maine Foods, Inc.	22,300	644,247
Central European Distribution Corp. *	106,900	1,263,558
Chiquita Brands International, Inc. *	79,302	1,262,488

See financial notes 21

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Coca-Cola Bottling Co.	3,700	260,665
Darling International, Inc. *	204,100	3,300,297
Dean Foods Co. *	316,800	3,544,992
Diamond Foods, Inc. (d)	39,000	2,558,400
Dole Food Co., Inc. (d)*	65,900	910,079
Fresh Del Monte Produce, Inc.	70,300	1,905,833
J & J Snack Foods Corp.	24,900	1,265,418
Lancaster Colony Corp.	33,400	2,041,074
National Beverage Corp.	18,401	256,142
Pilgrim’s Pride Corp. *	134,100	788,508
Sanderson Farms, Inc.	35,700	1,699,320
Snyders-Lance, Inc.	80,400	1,587,900
The Boston Beer Co., Inc., Class A *	15,300	1,442,178
The Hain Celestial Group, Inc. *	75,531	2,568,809
Tootsie Roll Industries, Inc.	42,895	1,271,419
TreeHouse Foods, Inc. *	63,600	3,858,612
Universal Corp.	40,945	1,776,194
Vector Group Ltd. (d)	97,182	1,784,262

		37,565,163

Health Care Equipment & Services 7.5%
Abaxis, Inc. *	40,500	1,176,525
Accretive Health, Inc. (d)*	19,000	536,560
Air Methods Corp. *	20,100	1,359,162
Align Technology, Inc. *	120,000	2,896,800
Amedisys, Inc. *	51,800	1,725,976
American Medical Systems Holdings, Inc. *	139,725	4,121,887
AmSurg Corp. *	55,300	1,485,358
Analogic Corp.	22,254	1,283,388
ArthroCare Corp. *	47,800	1,688,774
athenahealth, Inc. *	58,000	2,681,340
Bio-Reference Laboratories, Inc. *	41,400	1,043,694
Catalyst Health Solutions, Inc. *	85,600	5,098,336
Centene Corp. *	88,092	3,191,573
Chemed Corp.	40,100	2,792,163
Computer Programs & Systems, Inc.	18,000	1,058,220
CONMED Corp. *	51,500	1,446,120
CorVel Corp. *	9,900	512,820
Cyberonics, Inc. *	42,800	1,522,396
DexCom, Inc. *	107,100	1,783,215
Emdeon, Inc., Class A *	42,200	660,852
Emeritus Corp. *	47,800	1,171,578
Ensign Group, Inc.	22,800	630,648
Gentiva Health Services, Inc. *	53,896	1,509,088
Greatbatch, Inc. *	41,000	1,109,870
Haemonetics Corp. *	44,600	3,130,920
Hanger Orthopedic Group, Inc. *	58,300	1,584,011
Healthspring, Inc. *	112,944	4,686,047
HeartWare International, Inc. *	12,400	925,164
HMS Holdings Corp. *	47,000	3,699,370
ICU Medical, Inc. *	20,800	938,288
Immucor, Inc. *	120,400	2,628,332
Insulet Corp. *	75,100	1,613,899
Integra LifeSciences Holdings *	38,348	2,005,984
Invacare Corp.	56,911	1,872,372
IPC The Hospitalist Co. *	28,300	1,467,638
Kindred Healthcare, Inc. *	71,892	1,813,116
Landauer, Inc.	16,700	1,004,839
LHC Group, Inc. *	26,400	781,968
LifePoint Hospitals, Inc. *	91,600	3,811,476
Magellan Health Services, Inc. *	58,300	3,032,766
MAKO Surgical Corp. *	59,700	1,639,959
Masimo Corp.	102,400	3,562,496
MedAssets, Inc. *	80,500	1,289,610
Medidata Solutions, Inc. *	33,500	859,945
Meridian Bioscience, Inc.	72,150	1,782,827
Molina Healthcare, Inc. *	29,400	1,264,200
MWI Veterinary Supply, Inc. *	22,500	1,871,325
National Healthcare Corp.	13,688	635,944
Neogen Corp. *	40,950	1,715,805
NuVasive, Inc. *	70,300	2,171,567
NxStage Medical, Inc. *	65,500	1,613,920
Omnicell, Inc. *	58,300	896,654
Orthofix International N.V. *	30,800	1,049,356
Owens & Minor, Inc.	110,100	3,792,945
PSS World Medical, Inc. *	97,066	2,791,618
RehabCare Group, Inc. *	45,400	1,705,678
Select Medical Holdings Corp. *	80,700	719,844
SonoSite, Inc. *	23,800	825,860
Team Health Holdings, Inc. *	29,200	580,496
Thoratec Corp. *	101,700	3,122,190
Triple-S Management Corp., Class B *	37,900	793,626
Universal American Corp.	86,602	2,000,506
VCA Antech, Inc. *	149,800	3,685,080
Volcano Corp. *	89,600	2,388,736
WellCare Health Plans, Inc. *	74,600	3,268,226
West Pharmaceutical Services, Inc.	58,465	2,761,887
Wright Medical Group, Inc. *	69,300	1,145,529
Zoll Medical Corp. *	37,700	2,136,836

		129,555,198

Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	94,700	948,894
Elizabeth Arden, Inc. *	42,598	1,280,496
Inter Parfums, Inc.	26,000	494,780
Nu Skin Enterprises, Inc., Class A	93,622	3,004,330
Prestige Brands Holdings, Inc. *	87,000	1,004,850
Revlon, Inc., Class A *	22,402	385,762
Spectrum Brands Holdings, Inc. *	31,246	1,015,495
Synutra International, Inc. (d)*	32,900	342,160
USANA Health Sciences, Inc. *	10,400	387,920
WD-40 Co.	29,500	1,224,250

		10,088,937

Insurance 3.0%
American Equity Investment Life Holding Co.	107,264	1,379,415
AmTrust Financial Services, Inc.	40,705	785,606
Argo Group International Holdings Ltd.	54,338	1,706,757
CNA Surety Corp. *	29,300	776,157
CNO Financial Group, Inc. *	465,800	3,754,348
Delphi Financial Group, Inc., Class A	95,680	3,056,976
Employers Holdings, Inc.	69,300	1,397,088
Enstar Group Ltd. *	13,194	1,479,707

22 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FBL Financial Group, Inc., Class A	27,168	828,624
First American Financial Corp.	183,600	2,864,160
Flagstone Reinsurance Holdings S.A.	80,829	679,772
Global Indemnity plc *	22,055	563,285
Greenlight Capital Re Ltd., Class A *	49,389	1,390,300
Harleysville Group, Inc.	21,063	675,701
Hilltop Holdings, Inc. *	73,739	715,268
Horace Mann Educators Corp.	68,378	1,222,599
Infinity Property & Casualty Corp.	21,792	1,287,907
Maiden Holdings Ltd.	90,400	673,480
Meadowbrook Insurance Group, Inc.	91,800	940,032
Montpelier Re Holdings Ltd.	115,000	2,080,350
National Financial Partners Corp. *	75,900	1,221,231
National Western Life Insurance Co., Class A	4,494	723,849
OneBeacon Insurance Group Ltd., Class A	44,200	621,010
Platinum Underwriters Holdings Ltd.	68,300	2,582,423
Primerica, Inc.	93,600	2,164,032
ProAssurance Corp. *	53,400	3,545,760
RLI Corp.	29,455	1,744,914
Safety Insurance Group, Inc.	26,870	1,258,053
Selective Insurance Group, Inc.	94,614	1,668,991
State Auto Financial Corp.	26,600	451,668
Symetra Financial Corp.	133,600	1,854,368
The Navigators Group, Inc. *	22,485	1,165,398
Tower Group, Inc.	74,065	1,693,867
United Fire & Casualty Co.	37,200	736,560
Unitrin, Inc.	88,100	2,664,144

		52,353,800

Materials 5.7%
A. Schulman, Inc.	57,609	1,458,660
AK Steel Holding Corp.	191,300	3,108,625
AMCOL International Corp.	45,652	1,699,167
Arch Chemicals, Inc.	44,572	1,723,599
Balchem Corp.	51,500	2,044,035
Boise, Inc.	131,200	1,288,384
Buckeye Technologies, Inc.	71,300	2,007,808
Calgon Carbon Corp. *	96,700	1,659,372
Carpenter Technology Corp.	74,800	3,834,248
Century Aluminum Co. *	94,000	1,878,120
Chemtura Corp. *	165,900	3,181,962
Clearwater Paper Corp. *	20,900	1,640,232
Coeur d’Alene Mines Corp. *	156,650	4,967,372
Commercial Metals Co.	198,800	3,331,888
Deltic Timber Corp.	19,104	1,295,251
Eagle Materials, Inc.	77,890	2,265,820
Ferro Corp. *	160,800	2,412,000
Georgia Gulf Corp. *	59,100	2,327,358
Globe Specialty Metals, Inc.	105,400	2,372,554
Graham Packaging Co., Inc. *	43,400	998,200
Graphic Packaging Holding Co. *	137,415	754,408
H.B. Fuller Co.	88,616	1,936,260
Hawkins, Inc.	14,900	700,896
Haynes International, Inc.	20,625	1,114,575
Horsehead Holding Corp. *	79,700	1,256,869
Innophos Holdings, Inc.	37,300	1,728,482
Innospec, Inc. *	41,400	1,559,124
Kaiser Aluminum Corp.	25,850	1,295,344
KapStone Paper & Packaging Corp. *	66,400	1,154,032
Koppers Holdings, Inc.	36,500	1,669,145
Kraton Performance Polymers, Inc. *	54,300	2,506,488
Louisiana-Pacific Corp. *	229,100	2,130,630
LSB Industries, Inc. *	28,300	1,141,905
Materion Corp. *	37,200	1,553,472
Metals USA Holdings Corp. *	20,000	340,000
Minerals Technologies, Inc.	34,461	2,343,348
NewMarket Corp.	17,700	3,262,464
Olin Corp.	135,700	3,492,918
OM Group, Inc. *	54,500	1,975,080
P.H. Glatfelter Co.	83,900	1,141,040
PolyOne Corp.	172,875	2,503,230
Quaker Chemical Corp.	19,800	894,564
RTI International Metals, Inc. *	50,466	1,611,884
Schnitzer Steel Industries, Inc., Class A	39,200	2,433,144
Schweitzer-Mauduit International, Inc.	32,600	1,689,984
Sensient Technologies Corp.	85,025	3,221,597
Stepan Co.	12,900	928,413
STR Holdings, Inc. (d)*	71,900	1,184,193
Texas Industries, Inc.	46,751	1,971,490
US Gold Corp. *	184,000	1,729,600
Worthington Industries, Inc.	96,560	2,082,799

		98,802,033

Media 1.6%
Arbitron, Inc.	44,756	1,731,162
Ascent Media Corp., Class A *	25,200	1,210,356
Belo Corp., Class A *	166,000	1,402,700
Central European Media Enterprises Ltd., Class A *	68,200	1,562,462
Cinemark Holdings, Inc.	74,900	1,522,717
Harte-Hanks, Inc.	71,716	666,242
Knology, Inc. *	54,100	825,025
Live Nation Entertainment, Inc. *	259,500	2,877,855
Meredith Corp. (d)	64,700	2,162,274
National CineMedia, Inc.	94,200	1,642,848
Regal Entertainment Group, Class A	136,800	1,885,104
Scholastic Corp.	41,269	1,084,549
Sinclair Broadcast Group, Inc., Class A	83,800	962,862
The E.W. Scripps Co., Class A *	53,300	506,350
The Madison Square Garden, Inc., Class A *	105,500	2,885,425
The New York Times Co., Class A *	224,100	1,821,933
Valassis Communications, Inc. *	83,000	2,392,890
Warner Music Group Corp. *	113,786	849,981
World Wrestling Entertainment, Inc., Class A (d)	49,000	514,990

		28,507,725

See financial notes 23

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Acorda Therapeutics, Inc. *	70,100	1,965,604
Akorn, Inc. *	104,300	690,466
Alkermes, Inc. *	164,942	2,378,464
Ardea Biosciences, Inc. *	27,500	779,625
ARIAD Pharmaceuticals, Inc. *	220,600	1,886,130
Auxilium Pharmaceuticals, Inc. *	86,700	2,112,012
AVANIR Pharmaceuticals, Inc., Class A (d)*	187,200	818,064
Cadence Pharmaceuticals, Inc. (d)*	45,500	385,840
Celera Corp. *	149,817	1,185,052
Cepheid, Inc. *	108,100	3,492,711
Cubist Pharmaceuticals, Inc. *	101,532	3,436,858
Emergent Biosolutions, Inc. *	37,400	868,054
Enzon Pharmaceuticals, Inc. *	107,400	1,232,952
Exelixis, Inc. *	212,972	2,611,037
Genomic Health, Inc. *	24,900	679,770
Geron Corp. *	197,200	946,560
Halozyme Therapeutics, Inc. *	128,100	849,303
ImmunoGen, Inc. (d)*	101,600	1,357,376
Impax Laboratories, Inc. *	113,300	3,102,154
Incyte Corp. *	215,463	3,981,756
Ironwood Pharmaceuticals, Inc. *	106,500	1,557,030
Isis Pharmaceuticals, Inc. *	181,000	1,697,780
Jazz Pharmaceuticals, Inc. *	35,200	1,123,232
Lexicon Pharmaceuticals, Inc. *	457,800	769,104
Luminex Corp. *	65,500	1,270,045
MannKind Corp. (d)*	112,100	488,756
MAP Pharmaceuticals, Inc. *	33,000	508,860
Medicis Pharmaceutical Corp., Class A	111,749	3,962,620
Medivation, Inc. *	61,000	1,506,700
Micromet, Inc. *	158,100	1,068,756
Momenta Pharmaceuticals, Inc. (d)*	72,244	1,363,244
Myriad Genetics, Inc. *	160,600	3,443,264
Nektar Therapeutics *	195,771	2,032,103
NPS Pharmacuticals, Inc. *	114,500	1,187,365
Opko Health, Inc. *	195,400	777,692
Par Pharmaceutical Cos., Inc. *	68,680	2,365,339
PAREXEL International Corp. *	99,718	2,768,172
Pharmasset, Inc. *	55,400	5,621,438
Questcor Pharmaceuticals, Inc. *	108,100	2,216,050
Savient Pharmaceuticals, Inc. *	122,600	1,423,386
Seattle Genetics, Inc. *	165,298	2,745,600
Sequenom, Inc. *	160,700	1,132,935
SIGA Technologies, Inc. (d)*	56,600	777,118
Targacept, Inc. *	38,900	940,602
The Medicines Co. *	94,108	1,477,496
Theravance, Inc. *	112,438	3,120,154
ViroPharma, Inc. *	138,474	2,671,163
VIVUS, Inc. *	148,200	1,152,996

		85,928,788

Real Estate 6.0%
Acadia Realty Trust	73,136	1,524,886
Ashford Hospitality Trust	125,100	1,559,997
Associated Estates Realty Corp.	71,900	1,196,416
Brandywine Realty Trust	236,530	3,003,931
Colonial Properties Trust	143,100	3,027,996
CommonWealth REIT	125,400	3,434,706
Cousins Properties, Inc.	187,973	1,691,757
DCT Industrial Trust, Inc.	381,400	2,215,934
DiamondRock Hospitality Co.	288,717	3,476,153
DuPont Fabros Technology, Inc.	103,300	2,526,718
EastGroup Properties, Inc.	46,590	2,145,935
Education Realty Trust, Inc.	125,500	1,068,005
Equity Lifestyle Properties, Inc.	52,859	3,162,025
Equity One, Inc.	80,137	1,588,315
Extra Space Storage, Inc.	148,858	3,222,776
FelCor Lodging Trust, Inc. *	163,500	1,039,860
First Industrial Realty Trust, Inc. *	132,900	1,663,908
First Potomac Realty Trust	88,500	1,436,355
Forestar Group, Inc. *	61,600	1,211,672
Franklin Street Properties Corp.	124,565	1,761,349
Getty Realty Corp.	44,642	1,134,353
Glimcher Realty Trust	174,200	1,663,610
Healthcare Realty Trust, Inc.	112,681	2,573,634
Hersha Hospitality Trust	261,700	1,554,498
Home Properties, Inc.	65,765	4,169,501
Inland Real Estate Corp.	130,436	1,274,360
Investors Real Estate Trust	135,100	1,271,291
iStar Financial, Inc. (d)*	189,500	1,822,990
Kilroy Realty Corp.	100,800	4,227,552
LaSalle Hotel Properties	134,326	3,779,934
Lexington Realty Trust	216,284	2,158,514
LTC Properties, Inc.	43,067	1,267,031
Medical Properties Trust, Inc.	201,200	2,482,808
National Health Investors, Inc.	47,068	2,288,917
Pebblebrook Hotel Trust	69,400	1,488,630
Pennsylvania Real Estate Investment Trust	92,112	1,454,449
Post Properties, Inc.	84,567	3,433,420
Potlatch Corp.	68,603	2,654,250
PS Business Parks, Inc.	33,238	2,002,922
Ramco-Gershenson Properties Trust	66,000	850,740
Sabra Health Care REIT, Inc.	43,366	729,416
Saul Centers, Inc.	19,900	871,421
Sovran Self Storage, Inc.	50,526	2,161,502
Strategic Hotel & Resorts, Inc. *	305,900	2,086,238
Sun Communities, Inc.	32,600	1,254,448
Sunstone Hotel Investors, Inc. *	205,210	2,146,497
Tanger Factory Outlet Centers, Inc.	70,400	1,945,152
Tejon Ranch Co. *	22,192	790,923
U-Store-It Trust	143,500	1,630,160
Universal Health Realty Income Trust	21,900	944,109
Urstadt Biddle Properties, Class A	39,400	775,392
Washington Real Estate Investment Trust	111,400	3,609,360

		104,456,716

Retailing 4.7%
99 Cents Only Stores *	80,806	1,629,049
Aaron’s, Inc.	126,900	3,653,451
Ann, Inc. *	100,300	3,130,363
Asbury Automotive Group, Inc. *	59,400	1,027,620
Barnes & Noble, Inc. (d)	72,900	801,171
bebe stores, Inc.	43,149	289,961

24 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Blue Nile, Inc. (d)*	23,800	1,356,600
Brown Shoe Co., Inc.	71,175	900,364
Cabela’s, Inc. *	75,236	1,921,527
Chico’s FAS, Inc.	311,500	4,557,245
Collective Brands, Inc. *	114,500	2,404,500
DSW, Inc., Class A (d)*	26,000	1,234,480
Express, Inc.	27,800	600,202
Fred’s, Inc., Class A	71,500	998,140
Genesco, Inc. *	41,744	1,685,623
Group 1 Automotive, Inc.	40,000	1,721,600
hhgregg, Inc. (d)*	30,400	375,744
Hibbett Sports, Inc. *	47,475	1,793,606
HSN, Inc. *	65,300	2,166,654
Jos. A. Bank Clothiers, Inc. *	46,418	2,433,232
Lumber Liquidators Holdings, Inc. *	40,500	1,050,975
Monro Muffler Brake, Inc.	51,350	1,560,013
Nutrisystem, Inc.	45,548	685,042
Office Depot, Inc. *	481,800	2,076,558
OfficeMax, Inc. *	143,400	1,428,264
Orbitz Worldwide, Inc. *	77,000	246,400
Penske Automotive Group, Inc. *	78,516	1,765,040
Pier 1 Imports, Inc. *	211,900	2,580,942
Pool Corp.	90,077	2,725,730
RadioShack Corp.	197,900	3,128,799
Rent-A-Center, Inc.	118,505	3,608,477
Retail Ventures, Inc. *	43,500	893,055
Rue21, Inc. (d)*	26,200	789,144
Saks, Inc. *	296,300	3,543,748
Select Comfort Corp. *	99,200	1,574,304
Shutterfly, Inc. *	47,700	2,936,412
Sonic Automotive, Inc., Class A	72,500	1,022,250
Stage Stores, Inc.	64,227	1,237,012
Systemax, Inc. *	20,600	266,770
The Buckle, Inc.	46,864	2,131,843
The Cato Corp., Class A	54,604	1,392,948
The Children’s Place Retail Stores, Inc. *	45,213	2,403,975
The Finish Line, Inc., Class A	98,219	2,110,726
The Men’s Wearhouse, Inc.	92,700	2,585,403
The Pep Boys - Manny, Moe & Jack	97,200	1,331,640
Vitamin Shoppe, Inc. *	37,500	1,463,250
Zumiez, Inc. *	38,400	1,079,424

		82,299,276

Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc. *	61,700	873,055
Amkor Technology, Inc. *	251,818	1,687,181
ANADIGICS, Inc. *	113,600	444,176
Applied Micro Circuits Corp. *	97,565	1,022,481
ATMI, Inc. *	51,954	1,034,404
Brooks Automation, Inc. *	118,431	1,448,411
Cabot Microelectronics Corp. *	41,400	2,022,390
Cavium Networks, Inc. *	77,800	3,673,716
CEVA, Inc. *	38,300	1,171,214
Cirrus Logic, Inc. *	120,100	1,988,856
Cymer, Inc. *	49,865	2,399,005
Diodes, Inc. *	64,181	2,196,274
Entegris, Inc. *	241,800	2,086,734
Entropic Communications, Inc. (d)*	121,300	1,062,588
FEI Co. *	67,700	2,197,542
FormFactor, Inc. *	91,473	948,575
GT Solar International, Inc. *	172,500	1,926,825
Hittite Microwave Corp. *	42,909	2,762,911
Integrated Device Technology, Inc. *	266,900	2,171,231
Intersil Corp., Class A	216,200	3,193,274
Kulicke & Soffa Industries, Inc. *	127,500	1,155,150
Lattice Semiconductor Corp. *	204,800	1,390,592
Micrel, Inc.	86,405	1,106,848
Microsemi Corp. *	143,119	3,377,608
MIPS Technologies, Inc. *	87,100	724,672
MKS Instruments, Inc.	93,699	2,659,178
Monolithic Power Systems *	64,200	1,090,116
OmniVision Technologies, Inc. *	70,973	2,384,693
Power Integrations, Inc.	48,562	1,958,991
Rubicon Technology, Inc. (d)*	28,300	806,833
Semtech Corp. *	105,629	2,965,006
Sigma Designs, Inc. *	48,000	612,480
Silicon Image, Inc. *	134,900	1,122,368
Spansion, Inc. *	99,900	1,968,030
Standard Microsystems Corp. *	39,792	1,080,353
SunPower Corp., Class A (d)*	178,400	3,883,768
Tessera Technologies, Inc. *	91,590	1,809,818
Ultratech, Inc. *	44,000	1,377,640
Veeco Instruments, Inc. (d)*	70,900	3,625,117
Volterra Semiconductor Corp. *	46,400	1,219,856
Zoran Corp. *	88,924	931,034

		73,560,994

Software & Services 7.8%
Accelrys, Inc. *	96,800	732,776
ACI Worldwide, Inc. *	60,759	2,007,477
Acxiom Corp. *	140,976	2,052,611
Advent Software, Inc. *	56,228	1,531,088
Ancestry.com, Inc. *	28,900	1,320,730
Aspen Technology, Inc. *	108,200	1,621,918
Blackbaud, Inc.	76,269	2,109,600
Blackboard, Inc. (d)*	57,361	2,759,638
Bottomline Technologies, Inc. *	57,900	1,608,462
CACI International, Inc., Class A *	55,900	3,416,049
Cardtronics, Inc. *	53,600	1,139,000
CommVault Systems, Inc. *	72,000	2,836,080
comScore, Inc. *	44,600	1,329,526
Constant Contact, Inc. *	44,000	1,219,240
Convergys Corp. *	221,300	3,208,850
CSG Systems International, Inc. *	62,600	1,329,624
DealerTrack Holdings, Inc. *	73,036	1,640,389
Deltek, Inc. *	87,200	654,000
Dice Holdings, Inc. *	30,600	560,898
Digital River, Inc. *	71,100	2,313,594
EarthLink, Inc.	193,881	1,593,702
Ebix, Inc. *	60,500	1,382,425
Epicor Software Corp. *	80,400	1,005,000
EPIQ Systems, Inc.	53,800	765,574
Euronet Worldwide, Inc. *	90,036	1,688,175
Exlservice Holdings, Inc. *	26,500	549,080
Fair Isaac Corp.	70,300	2,100,564
Forrester Research, Inc.	25,317	1,000,275
GSI Commerce, Inc. *	115,600	3,383,612
Heartland Payment Systems, Inc.	68,900	1,375,244

See financial notes 25

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
iGATE Corp.	50,540	857,158
Interactive Intelligence, Inc. *	23,200	868,144
j2 Global Communications, Inc. *	81,728	2,407,707
JDA Software Group, Inc. *	76,069	2,492,781
Kenexa Corp. *	33,700	991,454
KIT Digital, Inc. *	53,200	612,332
Lawson Software, Inc. *	241,300	2,671,191
Limelight Networks, Inc. *	86,200	549,094
LivePerson, Inc. *	78,100	1,043,416
LogMeIn, Inc. *	28,400	1,223,188
Manhattan Associates, Inc. *	39,147	1,415,164
ManTech International Corp., Class A *	39,200	1,720,488
MAXIMUS, Inc.	32,074	2,565,599
Mentor Graphics Corp. *	193,267	2,850,688
MicroStrategy, Inc., Class A *	14,062	1,986,961
NetScout Systems, Inc. *	59,100	1,512,369
NetSuite, Inc. *	28,800	996,768
NeuStar, Inc., Class A *	128,300	3,449,987
NIC, Inc.	94,200	1,210,941
OpenTable, Inc. *	26,600	2,960,314
OPNET Technologies, Inc.	37,500	1,468,500
Pegasystems, Inc.	28,300	1,050,779
Progress Software Corp. *	117,720	3,490,398
QLIK Technologies, Inc. *	23,000	737,380
QuinStreet, Inc. *	48,600	878,688
Radiant Systems, Inc. *	57,600	1,147,392
RealD, Inc. (d)*	50,600	1,471,448
RealNetworks, Inc. *	139,430	515,891
RightNow Technologies, Inc. *	42,700	1,544,886
Sapient Corp. *	212,363	2,681,083
SAVVIS, Inc. *	69,200	2,723,712
Smith Micro Software, Inc. *	52,500	405,300
Solarwinds, Inc. *	56,100	1,359,303
Sourcefire, Inc. *	48,700	1,296,394
SRA International, Inc., Class A *	79,695	2,469,748
SS&C Technologies Holdings, Inc. *	22,500	459,000
Synchronoss Technologies, Inc. *	41,700	1,345,242
Take-Two Interactive Software, Inc. *	149,304	2,415,739
Taleo Corp., Class A *	70,600	2,560,662
TeleTech Holdings, Inc. *	54,500	1,082,915
The Ultimate Software Group, Inc. *	43,600	2,441,600
TiVo, Inc. *	199,503	1,909,244
TNS, Inc. *	47,300	777,139
Tyler Technologies, Inc. *	45,200	1,120,508
Unisys Corp. *	69,550	2,064,244
United Online, Inc.	154,387	1,018,954
ValueClick, Inc. *	140,400	2,351,700
Virnetx Holding Corp. (d)	57,700	1,462,695
Vocus, Inc. *	28,700	850,381
Websense, Inc. *	75,404	1,944,669
Wright Express Corp. *	66,576	3,750,226

		135,416,765

Technology Hardware & Equipment 5.4%
Arris Group, Inc. *	214,860	2,578,320
Avid Technology, Inc. *	50,405	936,525
Benchmark Electronics, Inc. *	105,894	1,789,609
Black Box Corp.	31,192	1,089,848
Blue Coat Systems, Inc. *	74,600	2,148,480
Brightpoint, Inc. *	128,695	1,302,393
Calix, Inc. *	34,400	751,984
Checkpoint Systems, Inc. *	71,644	1,508,823
Cognex Corp.	72,309	2,261,826
Coherent, Inc. *	43,251	2,703,620
Comtech Telecommunications Corp.	52,500	1,485,750
Daktronics, Inc.	61,300	657,749
DG Fastchannel, Inc. *	44,100	1,613,619
Diebold, Inc.	115,500	3,903,900
DTS, Inc. *	28,400	1,251,304
Electronics for Imaging, Inc. *	80,109	1,438,758
Emulex Corp. *	150,990	1,463,093
FARO Technologies, Inc. *	28,100	1,213,077
Harmonic, Inc. *	166,800	1,381,104
Hypercom Corp. *	81,100	970,767
Infinera Corp. *	54,400	425,408
Insight Enterprises, Inc. *	84,400	1,448,304
Intermec, Inc. *	83,640	960,187
IPG Photonics Corp. *	46,018	3,196,410
Ixia *	80,364	1,313,148
KEMET Corp. *	65,200	1,025,596
L-1 Identity Solutions, Inc. (d)*	162,684	1,908,283
Littelfuse, Inc.	39,600	2,463,516
Maxwell Technologies, Inc. *	48,100	857,623
MTS Systems Corp.	26,475	1,172,048
Multi-Fineline Electronix, Inc. *	18,600	495,318
NETGEAR, Inc. *	64,300	2,684,525
Newport Corp. *	63,900	1,196,847
Oclaro, Inc. *	86,100	965,611
OSI Systems, Inc. *	33,300	1,278,387
Park Electrochemical Corp.	37,800	1,208,466
Plantronics, Inc.	85,793	3,180,347
Plexus Corp. *	67,462	2,461,688
Power-One, Inc. (d)*	184,800	1,526,448
Powerwave Technologies, Inc. *	248,500	1,135,645
QLogic Corp. *	183,700	3,302,926
Quantum Corp. *	391,800	1,245,924
Rofin-Sinar Technologies, Inc. *	50,236	2,175,721
Rogers Corp. *	28,467	1,181,950
Sanmina-SCI Corp. *	147,200	1,725,184
ScanSource, Inc. *	46,478	1,662,518
Sonus Networks, Inc. *	480,758	1,894,187
STEC, Inc. (d)*	88,500	1,851,420
Stratasys, Inc. *	37,300	2,008,605
Super Micro Computer, Inc. *	42,800	730,168
Sycamore Networks, Inc.	35,711	874,920
Synaptics, Inc. *	57,300	1,628,466
SYNNEX Corp. *	41,000	1,374,730
Tekelec *	123,827	1,033,955
TTM Technologies, Inc. *	79,400	1,518,128
Universal Display Corp. *	65,500	3,598,570
ViaSat, Inc. *	72,919	2,910,926

		94,072,652

Telecommunication Services 1.2%
AboveNet, Inc.	44,500	2,970,375
Atlantic Tele-Network, Inc.	17,400	639,102
Cbeyond, Inc. *	53,600	683,936

26 See financial notes

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cincinnati Bell, Inc. *	373,345	1,116,302
Cogent Communications Group, Inc. *	82,000	1,189,820
Consolidated Communications Holdings, Inc.	42,200	776,058
General Communication, Inc., Class A *	67,800	779,700
Global Crossing Ltd. *	51,524	1,204,631
Hughes Communications, Inc. *	18,200	1,089,270
IDT Corp., Class B	26,000	753,740
Iridium Communications, Inc. (d)*	73,300	573,939
Leap Wireless International, Inc. *	89,900	1,334,116
Level 3 Communications, Inc. *	2,935,500	4,579,380
Neutral Tandem, Inc. *	61,700	943,393
NTELOS Holdings Corp.	47,100	929,283
PAETEC Holding Corp. *	205,100	738,360
Vonage Holdings Corp. *	225,500	1,163,580

		21,464,985

Transportation 2.8%
AirTran Holdings, Inc. *	247,498	1,858,710
Alexander & Baldwin, Inc.	75,700	3,989,390
Allegiant Travel Co.	27,900	1,251,873
AMERCO *	11,904	1,210,875
Arkansas Best Corp.	46,272	1,064,719
Atlas Air Worldwide Holdings, Inc. *	45,500	3,135,405
Avis Budget Group, Inc. *	184,500	3,498,120
Con-way, Inc.	93,400	3,635,128
Dollar Thrifty Automotive Group, Inc. *	50,800	3,501,644
Forward Air Corp.	48,682	1,636,689
Genco Shipping & Trading Ltd. (d)*	28,100	235,759
Heartland Express, Inc.	86,200	1,486,950
Hub Group, Inc., Class A *	64,792	2,609,822
JetBlue Airways Corp. *	357,600	2,024,016
Knight Transportation, Inc.	107,600	1,937,876
Landstar System, Inc.	85,400	4,047,960
Old Dominion Freight Line, Inc. *	71,183	2,663,668
RailAmerica, Inc. *	42,000	714,840
Seaspan Corp.	84,200	1,602,326
SkyWest, Inc.	95,412	1,577,160
US Airways Group, Inc. *	284,000	2,581,560
Werner Enterprises, Inc.	80,543	2,107,810

		48,372,300

Utilities 3.3%
ALLETE, Inc.	54,590	2,210,349
American States Water Co.	34,100	1,190,431
Avista Corp.	104,412	2,542,432
Black Hills Corp.	68,198	2,369,880
California Water Service Group	34,987	1,319,710
CH Energy Group, Inc.	26,297	1,410,045
Cleco Corp.	106,900	3,752,190
Dynegy, Inc. *	185,600	1,176,704
El Paso Electric Co. *	77,416	2,398,348
IDACORP, Inc.	87,700	3,438,717
MGE Energy, Inc.	39,860	1,674,519
New Jersey Resources Corp.	71,700	3,139,026
Northwest Natural Gas Co.	44,995	2,080,569
NorthWestern Corp.	65,912	2,145,436
Ormat Technologies, Inc. (d)	34,800	866,520
Otter Tail Corp.	63,309	1,480,164
PNM Resources, Inc.	157,200	2,409,876
Portland General Electric Co.	132,100	3,297,216
SJW Corp.	19,400	450,856
South Jersey Industries, Inc.	51,560	2,962,122
Southwest Gas Corp.	83,396	3,316,659
The Empire District Electric Co.	72,000	1,615,680
The Laclede Group, Inc.	38,777	1,487,873
UIL Holdings Corp.	87,710	2,790,932
Unisource Energy Corp.	63,517	2,358,386
WGL Holdings, Inc.	88,800	3,509,376

		57,394,016

Total Common Stock
(Cost $1,347,318,616)		1,726,315,994

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (b)(c)*	138,800	—

Total Rights
(Cost $—)		—

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 0.8% of net assets

Time Deposit 0.7%
Citibank
0.03%, 05/02/11	13,301,505	13,301,505

U.S. Treasury Obligation 0.1%
U.S. Treasury Bill
0.09%, 06/16/11 (a)	950,000	949,899

Total Short-Term Investments
(Cost $14,251,402)		14,251,404

End of Investments.

See financial notes 27

 Schwab Small-Cap Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.7% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	64,610,222	64,610,222

Total Collateral Invested for Securities on Loan
(Cost $64,610,222)		64,610,222

End of Collateral Invested for Securities on Loan.

At 04/30/11 tax basis cost of the fund’s investments was $1,371,104,638 and the unrealized appreciation and depreciation were $453,750,081 and ($84,287,321), respectively, with a net unrealized appreciation of $369,462,760.

*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract
Russell 2000 Index, mini, Long, expires 06/17/11	120	10,366,800	579,390

28 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

98.5%		Common Stock	1,373,641,262	1,849,782,064
0.0%		Rights	33,067	921
1.3%		Short-Term Investments	24,071,592	24,071,597

99.8%		Total Investments	1,397,745,921	1,873,854,582
0.4%		Collateral Invested for Securities on Loan	8,165,492	8,165,492
(0	.2)%	Other Assets and Liabilities, Net		(3,241,036)

100.0%		Net Assets		1,878,779,038

	Number	Value
Security	of Shares	($)

Common Stock 98.5% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	5,300	67,840
BorgWarner, Inc. *	13,800	1,065,912
Cooper Tire & Rubber Co.	8,900	240,122
Dana Holding Corp. *	16,500	299,805
Drew Industries, Inc.	2,400	57,768
Exide Technologies *	7,500	75,300
Federal-Mogul Corp. *	9,200	243,800
Ford Motor Co. *	434,736	6,725,366
General Motors Co. *	66,500	2,133,985
Gentex Corp.	15,000	470,250
Harley-Davidson, Inc.	28,500	1,061,910
Johnson Controls, Inc.	80,000	3,280,000
Lear Corp.	12,000	613,680
Modine Manufacturing Co. *	5,000	89,050
Standard Motor Products, Inc.	7,500	106,875
Stoneridge, Inc. *	8,200	125,460
Strattec Security Corp.	1,500	43,065
Tenneco, Inc. *	7,480	345,651
Tesla Motors, Inc. (d)*	4,500	124,200
The Goodyear Tire & Rubber Co. *	29,000	526,350
Thor Industries, Inc.	4,500	139,545
TRW Automotive Holdings Corp. *	12,800	730,368
Visteon Corp. *	5,000	337,150
Winnebago Industries, Inc. *	5,100	63,138

		18,966,590

Banks 3.1%
1st Source Corp.	5,528	117,304
Ameris Bancorp *	1,848	18,369
Arrow Financial Corp.	1,146	28,478
Associated Banc-Corp	21,500	313,900
Astoria Financial Corp.	11,300	163,511
BancFirst Corp.	2,300	92,621
BancorpSouth, Inc.	7,612	103,143
BancTrust Financial Group, Inc. (d)*	2,100	5,250
Bank Mutual Corp.	6,168	25,227
Bank of Hawaii Corp.	6,500	317,135
Bank of the Ozarks, Inc.	2,800	124,684
BankUnited, Inc.	3,000	84,270
Banner Corp.	1,200	3,300
BB&T Corp.	82,458	2,219,769
Beneficial Mutual Bancorp, Inc. *	7,500	64,725
Berkshire Bancorp, Inc. *	3,600	20,232
Berkshire Hills Bancorp, Inc.	1,400	31,220
BOK Financial Corp.	7,540	405,501
Boston Private Financial Holdings, Inc.	12,129	84,782
Brookline Bancorp, Inc.	5,405	49,834
Bryn Mawr Bank Corp.	2,400	48,360
Camco Financial Corp. *	700	1,218
Camden National Corp.	700	24,185
Capital City Bank Group, Inc. (d)	4,375	49,000
CapitalSource, Inc.	32,900	219,772
Capitol Federal Financial, Inc.	18,963	214,661
Cathay General Bancorp	9,200	156,860
Central Pacific Financial Corp. (d)*	169	2,549
Century Bancorp Inc., Class A	800	22,064
Chemical Financial Corp.	5,383	108,360
CIT Group, Inc. *	22,000	934,120
Citizens South Banking Corp.	1,050	4,988
City Holding Co.	1,800	61,380
City National Corp.	6,100	348,371
Columbia Banking System, Inc.	4,951	93,376
Comerica, Inc.	20,996	796,378
Commerce Bancshares, Inc.	17,011	723,988
Community Bank System, Inc.	4,400	110,088
Community Trust Bancorp, Inc.	2,487	70,382
Cullen/Frost Bankers, Inc.	6,300	373,212
CVB Financial Corp.	10,311	100,429
Dime Community Bancshares	6,875	106,287
East West Bancorp, Inc.	16,600	350,758
F.N.B. Corp.	12,161	133,163
Fifth Third Bancorp	107,714	1,429,365
First BanCorp Puerto Rico (d)*	479	2,390
First Busey Corp.	10,300	54,075
First Citizens BancShares, Inc., Class A	900	180,009
First Commonwealth Financial Corp.	13,504	83,725
First Financial Bancorp	5,339	87,987
First Financial Bankshares, Inc.	4,000	221,680
First Financial Corp.	2,600	83,616
First Financial Holdings, Inc.	3,900	42,822
First Horizon National Corp.	29,316	321,010
First M&F Corp.	2,000	8,200
First Merchants Corp.	6,041	56,000
First Midwest Bancorp, Inc.	9,125	119,537
First Niagara Financial Group, Inc.	37,165	535,176
First Place Financial Corp. *	2,900	5,220

See financial notes 29

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
First United Corp. (d)	2,200	7,810
FirstMerit Corp.	13,406	234,203
Flagstar Bancorp, Inc. *	38,000	59,280
Flushing Financial Corp.	6,800	100,096
Fulton Financial Corp.	21,762	254,180
Glacier Bancorp, Inc.	7,697	115,686
Great Southern Bancorp, Inc.	3,400	70,380
Hancock Holding Co.	5,100	166,566
Hawthorn Bancshares, Inc.	811	6,691
Heritage Financial Corp. *	3,735	55,054
Home Bancshares, Inc.	3,300	79,101
Hudson City Bancorp, Inc.	55,731	531,116
Huntington Bancshares, Inc.	101,099	686,462
IBERIABANK Corp.	3,875	232,539
Independent Bank Corp.	3,000	87,930
Independent Bank Corp., Michigan (d)*	431	1,293
Indiana Community Bancorp	800	12,648
Integra Bank Corp. (d)*	1,225	123
International Bancshares Corp.	7,784	137,154
Investors Bancorp, Inc. *	9,600	144,384
Kearny Financial Corp.	6,500	62,205
KeyCorp	104,290	904,194
Lakeland Financial Corp.	3,700	81,067
M&T Bank Corp.	13,246	1,170,549
MainSource Financial Group, Inc.	3,235	31,153
Marshall & Ilsley Corp.	61,150	499,595
MB Financial, Inc.	5,133	106,202
Merchants Bancshares, Inc.	1,450	39,005
MGIC Investment Corp. *	21,800	188,788
MutualFirst Financial, Inc.	2,000	17,500
Nara Bancorp, Inc. *	7,000	68,810
National Penn Bancshares, Inc.	13,175	108,167
NBT Bancorp, Inc.	4,400	99,440
New York Community Bancorp, Inc.	51,585	856,311
North Valley Bancorp *	300	3,029
Northrim BanCorp, Inc.	4,281	85,663
Northwest Bancshares, Inc.	11,250	141,637
OceanFirst Financial Corp.	5,050	73,225
Ocwen Financial Corp. *	8,420	100,787
Old National Bancorp	9,244	95,675
Oriental Financial Group, Inc.	5,163	66,912
Oritani Financial Corp.	13,200	161,832
PAB Bankshares, Inc. *	714	107
Pacific Capital Bancorp NA (d)*	3,117	94,881
PacWest Bancorp	6,000	137,940
Park National Corp.	845	58,373
People’s United Financial, Inc.	44,187	604,920
Peoples Financial Corp.	3,000	48,450
Pinnacle Financial Partners, Inc. *	6,475	104,053
PNC Financial Services Group, Inc.	63,532	3,960,585
Popular, Inc. *	113,700	358,155
Premier Financial Bancorp, Inc.	245	1,789
PrivateBancorp, Inc.	8,000	125,920
Prosperity Bancshares, Inc.	6,400	293,440
Provident Financial Holdings, Inc.	2,750	22,358
Provident Financial Services, Inc.	5,217	75,751
Radian Group, Inc.	15,000	88,950
Regions Financial Corp.	148,962	1,093,381
Renasant Corp.	4,125	69,218
Republic Bancorp, Inc., Class A	6,521	142,027
Roma Financial Corp.	4,000	42,240
S&T Bancorp, Inc.	4,400	89,804
S.Y. Bancorp, Inc.	1,470	36,706
Sandy Spring Bancorp, Inc.	5,900	105,433
SCBT Financial Corp.	3,000	96,720
Seacoast Banking Corp. of Florida *	1,980	3,544
Shore Bancshares, Inc.	1,250	12,100
Signature Bank *	5,000	291,050
Simmons First National Corp., Class A	4,000	105,560
Southwest Bancorp, Inc. *	3,300	46,794
State Bancorp, Inc.	3,558	46,966
StellarOne Corp.	3,000	42,000
Sterling Bancorp	1,918	19,851
Sterling Bancshares, Inc.	9,150	81,344
Sterling Financial Corp. *	5,000	88,200
Suffolk Bancorp	2,400	39,384
Sun Bancorp, Inc. *	4,218	15,354
SunTrust Banks, Inc.	60,342	1,701,041
Susquehanna Bancshares, Inc.	13,468	124,175
SVB Financial Group *	5,200	314,288
Synovus Financial Corp.	87,200	218,000
TCF Financial Corp.	16,100	250,999
Texas Capital Bancshares, Inc. *	4,000	103,200
TF Financial Corp.	735	15,810
TFS Financial Corp.	19,500	212,160
The First of Long Island Corp.	4,000	108,200
The PMI Group, Inc. *	20,600	44,496
Timberland Bancorp, Inc. *	2,000	12,400
Tompkins Financial Corp.	1,024	41,718
Tree.com, Inc. *	1,044	5,554
TriCo Bancshares	400	6,524
TrustCo Bank Corp. NY	10,357	62,142
Trustmark Corp.	8,300	192,892
U.S. Bancorp	229,031	5,913,580
UMB Financial Corp.	3,574	150,501
Umpqua Holdings Corp.	12,343	143,302
Union First Market Bankshares Corp.	7,050	89,746
United Bankshares, Inc.	7,400	193,584
United Community Banks, Inc. *	26,894	64,546
Valley National Bancorp	17,399	249,154
Washington Federal, Inc.	11,942	192,147
Washington Trust Bancorp, Inc.	2,500	58,575
Webster Financial Corp.	8,663	186,428
Wells Fargo & Co.	597,906	17,405,044
WesBanco, Inc.	4,456	90,457
West Coast Bancorp *	4,581	16,400
Westamerica Bancorp	5,200	264,108
Western Alliance Bancorp *	3,000	24,810
Whitney Holding Corp.	9,675	130,999
Wilmington Trust Corp.	13,700	61,787
Wintrust Financial Corp.	5,800	195,402
WSFS Financial Corp.	2,000	89,940
Zions Bancorp	20,725	506,726

		58,386,641

Capital Goods 8.4%
3D Systems Corp. *	3,400	141,848

30 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
3M Co.	78,000	7,582,380
A.O. Smith Corp.	4,950	217,652
AAON, Inc.	6,113	200,812
AAR CORP. *	5,000	130,200
Aceto Corp.	5,000	40,050
Actuant Corp., Class A	8,680	240,957
Acuity Brands, Inc.	5,200	305,760
Aecom Technology Corp. *	11,000	299,860
Aerosonic Corp. *	300	981
AGCO Corp. *	9,762	562,096
Aircastle Ltd.	5,500	68,530
Alamo Group, Inc.	2,500	71,525
Albany International Corp., Class A	3,918	99,165
Alliant Techsystems, Inc.	4,437	313,474
American Science & Engineering, Inc.	500	44,050
American Superconductor Corp. (d)*	5,200	61,620
American Woodmark Corp.	4,000	81,240
Ameron International Corp.	900	63,306
AMETEK, Inc.	18,950	872,458
Ampco-Pittsburgh Corp.	2,800	75,236
Apogee Enterprises, Inc.	1,200	17,136
Applied Industrial Technologies, Inc.	6,525	230,072
Armstrong World Industries, Inc.	3,500	156,625
Astronics Corp. *	3,438	89,388
Badger Meter, Inc.	4,000	151,640
Barnes Group, Inc.	6,600	163,284
BE Aerospace, Inc. *	10,200	393,618
Beacon Roofing Supply, Inc. *	5,000	111,600
Belden, Inc.	4,400	167,332
Blount International, Inc. *	4,200	69,720
Brady Corp., Class A	6,400	241,344
Breeze-Eastern Corp. *	500	4,270
Briggs & Stratton Corp.	6,500	153,335
Bucyrus International, Inc.	10,000	914,500
Carlisle Cos., Inc.	6,200	307,148
Cascade Corp.	4,400	201,520
Caterpillar, Inc.	69,300	7,997,913
Ceradyne, Inc. *	2,500	117,150
Chart Industries, Inc. *	3,000	145,830
CIRCOR International, Inc.	3,750	170,363
CLARCOR, Inc.	6,400	289,216
Coleman Cable, Inc. *	1,500	15,030
Columbus McKinnon Corp. *	2,400	48,000
Cooper Industries plc	19,000	1,253,050
Crane Co.	5,000	249,550
Cubic Corp.	2,000	108,160
Cummins, Inc.	21,300	2,559,834
Curtiss-Wright Corp.	6,600	219,450
Danaher Corp.	60,500	3,342,020
Deere & Co.	51,000	4,972,500
DigitalGlobe, Inc. *	3,500	101,500
Donaldson Co., Inc.	9,000	551,070
Dover Corp.	23,700	1,612,548
Ducommun, Inc.	3,200	72,800
Dycom Industries, Inc. *	5,300	78,758
Eaton Corp.	38,800	2,076,964
EMCOR Group, Inc. *	7,800	241,566
Emerson Electric Co.	90,000	5,468,400
EnerSys *	4,500	170,505
EnPro Industries, Inc. *	3,000	120,240
ESCO Technologies, Inc.	2,800	102,704
Esterline Technologies Corp. *	2,400	172,320
Fastenal Co.	16,200	1,086,858
Federal Signal Corp.	5,300	35,775
Flow International Corp. *	900	3,879
Flowserve Corp.	6,900	873,678
Fluor Corp.	20,200	1,412,788
Foster Wheeler AG *	3,000	106,710
Franklin Electric Co., Inc.	1,300	58,643
FreightCar America, Inc. *	2,500	74,950
FuelCell Energy, Inc. *	1,200	2,052
Furmanite Corp. *	1,400	11,732
Gardner Denver, Inc.	6,400	553,024
GATX Corp.	4,000	169,080
GenCorp, Inc. *	2,500	16,325
General Cable Corp. *	6,700	324,950
General Dynamics Corp.	38,400	2,796,288
General Electric Co.	1,277,366	26,122,135
GeoEye, Inc. *	6,000	222,540
Gibraltar Industries, Inc. *	2,500	29,200
Goodrich Corp.	13,404	1,184,511
Graco, Inc.	7,012	350,810
GrafTech International Ltd. *	13,100	303,920
Granite Construction, Inc.	4,850	131,823
Griffon Corp. *	5,500	70,070
Hardinge, Inc.	4,800	62,160
Harsco Corp.	9,200	327,520
HEICO Corp., Class A	3,571	126,994
Hexcel Corp. *	10,000	215,300
Honeywell International, Inc.	85,562	5,238,961
Hubbell, Inc., Class B	6,800	475,932
Huntington Ingalls Industries, Inc. *	5,172	206,880
IDEX Corp.	10,225	479,757
II-VI, Inc. *	3,800	219,830
Illinois Tool Works, Inc.	51,700	3,019,797
Ingersoll-Rand plc	38,000	1,919,000
Insituform Technologies, Inc., Class A *	4,300	108,833
Integrated Electrical Services, Inc. *	5,105	17,255
Interline Brands, Inc. *	4,000	84,480
ITT Corp.	20,400	1,178,916
Jacobs Engineering Group, Inc. *	13,600	674,696
John Bean Technologies Corp.	4,983	100,706
Joy Global, Inc.	16,350	1,650,532
Kadant, Inc. *	3,001	92,581
Kaman Corp.	3,000	111,600
Kaydon Corp.	3,300	127,710
KBR, Inc.	19,000	729,030
Kennametal, Inc.	10,000	422,200
Kratos Defense & Security Solutions, Inc. *	3,180	43,471
L-3 Communications Holdings, Inc.	15,100	1,210,869
Ladish Co., Inc. *	1,300	73,710
Lawson Products, Inc.	3,000	66,090
Lennox International, Inc.	4,771	231,918
Lincoln Electric Holdings, Inc.	5,900	463,622
Lockheed Martin Corp.	33,052	2,619,371
Lydall, Inc. *	5,500	53,625
Magnetek, Inc. *	16,500	34,980
Masco Corp.	43,300	581,086

See financial notes 31

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MasTec, Inc. *	5,350	121,338
Meritor, Inc. *	9,900	170,379
Michael Baker Corp. *	3,000	73,920
Moog, Inc., Class A *	5,787	255,322
MSC Industrial Direct Co., Inc., Class A	4,300	307,837
Mueller Industries, Inc.	4,200	164,304
Mueller Water Products, Inc., Class A	16,139	71,012
NACCO Industries, Inc., Class A	1,300	136,799
Navistar International Corp. *	6,500	451,880
NCI Building Systems, Inc. *	580	7,180
NN, Inc. *	1,800	31,554
Nordson Corp.	8,000	455,760
Northrop Grumman Corp.	34,032	2,164,776
Omega Flex, Inc. *	700	9,877
Orbital Sciences Corp. *	7,600	143,108
Oshkosh Corp. *	11,000	348,260
Owens Corning, Inc. *	14,000	529,760
PACCAR, Inc.	42,725	2,269,125
Pall Corp.	12,900	753,876
Parker Hannifin Corp.	19,500	1,839,240
Pentair, Inc.	12,500	502,000
Powell Industries, Inc. *	4,000	158,080
Precision Castparts Corp.	17,102	2,642,601
Quanex Building Products Corp.	5,625	117,900
Quanta Services, Inc. *	24,371	528,363
Raven Industries, Inc.	2,800	152,208
Raytheon Co.	44,900	2,179,895
RBC Bearings, Inc. *	3,000	117,780
Regal-Beloit Corp.	4,500	341,055
Robbins & Myers, Inc.	6,970	302,986
Rockwell Automation, Inc.	15,700	1,367,941
Rockwell Collins, Inc.	17,100	1,079,010
Roper Industries, Inc.	12,500	1,081,125
Sauer-Danfoss, Inc. *	3,800	224,238
Seaboard Corp.	200	477,400
Simpson Manufacturing Co., Inc.	3,200	89,344
Snap-on, Inc.	7,000	432,390
Spirit AeroSystems Holdings, Inc., Class A *	11,000	270,600
SPX Corp.	8,610	744,334
Standex International Corp.	3,000	109,680
Taser International, Inc. *	1,700	7,582
Tecumseh Products Co., Class A *	3,200	32,768
Teledyne Technologies, Inc. *	12,157	613,807
Tennant Co.	4,200	172,284
Terex Corp. *	11,400	396,492
Textainer Group Holdings Ltd.	2,500	88,650
Textron, Inc.	32,100	837,810
The Babcock & Wilcox Co. *	12,500	392,625
The Boeing Co.	78,300	6,246,774
The Gorman-Rupp Co.	4,491	181,661
The Greenbrier Cos., Inc. *	4,100	110,987
The Manitowoc Co., Inc.	14,600	323,974
The Middleby Corp. *	5,000	448,350
The Shaw Group, Inc. *	11,500	447,350
The Timken Co.	9,600	541,344
The Toro Co.	4,100	278,431
Thomas & Betts Corp. *	7,300	423,181
Titan International, Inc.	4,125	127,421
TransDigm Group, Inc. *	3,600	299,880
Tredegar Corp.	5,100	111,588
Trinity Industries, Inc.	13,650	494,130
Triumph Group, Inc.	1,200	103,344
Tutor Perini Corp.	5,000	133,300
Tyco International Ltd.	57,733	2,813,906
United Rentals, Inc. *	5,900	173,578
United Technologies Corp.	102,068	9,143,251
Universal Forest Products, Inc.	2,500	80,725
URS Corp. *	10,700	478,825
USG Corp. *	7,400	114,108
Valmont Industries, Inc.	2,400	252,720
Vicor Corp.	4,200	70,182
W.W. Grainger, Inc.	7,300	1,106,680
Wabash National Corp. *	8,000	88,240
WABCO Holdings, Inc. *	8,133	600,622
Wabtec Corp.	5,828	416,003
Watsco, Inc.	3,400	241,026
Watts Water Technologies, Inc., Class A	4,000	154,800
WESCO International, Inc. *	4,800	297,360
Woodward Governor Co.	8,000	296,400

		158,380,722

Commercial & Professional Supplies 1.0%
A.T. Cross Co., Class A *	2,900	32,451
ABM Industries, Inc.	4,900	119,168
American Reprographics Co. *	7,000	62,650
AMREP Corp. *	2,500	24,750
Avery Dennison Corp.	12,700	530,098
Casella Waste Systems, Inc., Class A *	6,500	43,940
CDI Corp.	3,700	54,834
Cenveo, Inc. *	7,300	47,304
Cintas Corp.	15,350	476,618
Clean Harbors, Inc. *	2,500	246,250
CompX International, Inc.	2,000	28,100
Consolidated Graphics, Inc. *	3,900	218,985
Copart, Inc. *	8,809	399,664
Corrections Corp. of America *	14,484	360,507
CoStar Group, Inc. *	800	54,416
Covanta Holding Corp.	14,700	252,399
CRA International, Inc. *	2,500	71,125
Deluxe Corp.	6,800	184,144
EnergySolutions, Inc.	10,500	59,325
Ennis, Inc.	4,500	84,060
Equifax, Inc.	15,595	585,280
Exponent, Inc. *	6,000	257,460
FTI Consulting, Inc. *	5,700	227,430
G & K Services, Inc., Class A	4,100	135,710
GP Strategies Corp. *	1,500	19,635
Healthcare Services Group, Inc.	12,656	224,771
Heidrick & Struggles International, Inc.	3,100	72,540
Herman Miller, Inc.	5,700	148,314
HNI Corp.	4,000	110,080
Hudson Highland Group, Inc. *	3,220	19,417
IHS, Inc., Class A *	6,600	582,384
Insperity, Inc.	2,800	84,812
Interface, Inc., Class A	5,800	108,112
Iron Mountain, Inc.	23,180	738,283
KAR Auction Services, Inc. *	6,000	117,000

32 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kelly Services, Inc., Class A *	5,700	108,927
Kforce, Inc. *	4,905	76,763
Kimball International, Inc., Class B	9,100	68,068
Knoll, Inc.	4,000	78,520
Korn/Ferry International *	6,600	136,686
M&F Worldwide Corp. *	4,200	105,378
Manpower, Inc.	9,991	661,904
McGrath Rentcorp	4,600	130,594
Mine Safety Appliances Co.	2,700	107,136
Mobile Mini, Inc. *	1,200	29,892
Multi-Color Corp.	4,625	95,553
Navigant Consulting, Inc. *	5,000	58,250
Nielsen Holdings N.V. *	8,000	239,120
On Assignment, Inc. *	4,700	51,559
Pitney Bowes, Inc.	25,000	614,000
Quad Graphics, Inc. *	1,500	60,090
R.R. Donnelley & Sons Co.	23,500	443,210
Republic Services, Inc.	36,645	1,158,715
Resources Connection, Inc.	3,700	54,723
Robert Half International, Inc.	17,000	515,610
Rollins, Inc.	15,018	314,927
School Specialty, Inc. *	2,600	38,506
SFN Group, Inc. *	6,830	71,920
Steelcase, Inc., Class A	11,500	132,825
Stericycle, Inc. *	9,400	858,032
Superior Uniform Group, Inc.	1,600	18,024
Sykes Enterprises, Inc. *	4,026	80,641
Tetra Tech, Inc. *	12,031	284,172
The Advisory Board Co. *	1,000	46,720
The Brink’s Co.	5,600	184,856
The Corporate Executive Board Co.	3,700	147,445
The Dun & Bradstreet Corp.	5,640	463,495
The Geo Group, Inc. *	17,380	463,698
The Standard Register Co.	4,100	14,104
Towers Watson & Co., Class A	6,600	378,576
TRC Cos., Inc. *	3,350	16,750
TrueBlue, Inc. *	6,000	84,480
UniFirst Corp.	1,500	77,640
United Stationers, Inc.	2,900	208,974
Verisk Analytics, Inc., Class A *	10,000	329,000
Viad Corp.	3,625	89,936
Virco Mfg. Corp.	1,170	3,580
Waste Connections, Inc.	13,712	421,918
Waste Management, Inc.	54,100	2,134,786

		18,441,719

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	8,500	209,100
Blyth, Inc.	2,700	127,278
Brookfield Residential Properties, Inc. (d)*	2,350	29,023
Brunswick Corp.	9,900	231,363
Callaway Golf Co.	8,100	57,348
Carter’s, Inc. *	8,000	247,360
Cavco Industries, Inc. *	410	19,057
Coach, Inc.	36,008	2,153,638
Columbia Sportswear Co.	4,350	295,756
CSS Industries, Inc.	3,400	65,552
D.R. Horton, Inc.	32,104	399,374
Deckers Outdoor Corp. *	7,500	636,450
DGSE Cos., Inc. (d)*	700	4,011
Eastman Kodak Co. (d)*	30,200	83,956
Ethan Allen Interiors, Inc.	4,200	101,178
Flexsteel Industries, Inc.	600	8,574
Foamex International, Inc. (a)(c)*	2,278	—
Fortune Brands, Inc.	19,000	1,236,520
Fossil, Inc. *	5,462	523,150
Furniture Brands International, Inc. *	4,700	22,748
Garmin Ltd. *	16,000	547,680
Hanesbrands, Inc. *	11,047	359,138
Harman International Industries, Inc.	8,800	427,064
Hasbro, Inc.	14,500	679,180
Helen of Troy Ltd. *	5,000	155,600
Hovnanian Enterprises, Inc., Class A (d)*	3,700	11,877
iRobot Corp. *	3,000	106,260
Jarden Corp.	11,059	402,437
K-Swiss, Inc., Class A *	2,400	29,544
KB HOME	7,800	92,118
Kenneth Cole Productions, Inc., Class A *	3,100	41,757
Kid Brands, Inc. *	3,000	21,930
Leggett & Platt, Inc.	16,200	425,898
Lennar Corp., Class A	12,190	231,488
Liz Claiborne, Inc. (d)*	8,600	54,094
M.D.C. Holdings, Inc.	4,403	128,524
M/I Homes, Inc. *	1,800	23,922
Maidenform Brands, Inc. *	5,000	158,300
Marine Products Corp. *	405	3,001
Mattel, Inc.	41,800	1,116,896
Meritage Homes Corp. *	1,000	23,910
Mohawk Industries, Inc. *	6,819	409,413
Movado Group, Inc.	3,300	55,077
Nautilus, Inc. *	4,125	13,365
Newell Rubbermaid, Inc.	35,900	684,254
NIKE, Inc., Class B	39,100	3,218,712
NVR, Inc. *	600	443,598
Oxford Industries, Inc.	2,500	85,875
Perry Ellis International, Inc. *	5,500	154,990
Phillips-Van Heusen Corp.	8,600	605,526
Polaris Industries, Inc.	3,200	337,376
Polo Ralph Lauren Corp.	7,500	980,775
PulteGroup, Inc. *	30,676	249,396
Quiksilver, Inc. *	17,000	73,950
Skechers U.S.A., Inc., Class A *	6,500	123,825
Skyline Corp.	2,600	50,986
Standard Pacific Corp. *	9,300	35,898
Stanley Black & Decker, Inc.	18,652	1,355,068
Stanley Furniture Co., Inc. *	6,875	38,775
Steven Madden Ltd. *	4,050	215,257
Sturm, Ruger & Co., Inc.	6,000	142,680
Tandy Brands Accessories, Inc. *	1,000	2,520
Tempur-Pedic International, Inc. *	8,000	502,240
The Jones Group, Inc.	12,156	165,686
The Ryland Group, Inc.	3,700	64,047
The Timberland Co., Class A *	5,300	239,507
The Warnaco Group, Inc. *	5,500	353,980
Toll Brothers, Inc. *	13,700	287,837
Tupperware Brands Corp.	7,800	496,626
Universal Electronics, Inc. *	5,200	143,988

See financial notes 33

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
VF Corp.	13,500	1,357,560
Whirlpool Corp.	9,849	848,787
Wolverine World Wide, Inc.	7,800	309,504

		25,539,132

Consumer Services 2.1%
Ambassadors Group, Inc.	3,400	34,272
American Public Education, Inc. *	2,500	105,625
Ameristar Casinos, Inc.	6,400	127,680
Apollo Group, Inc., Class A *	14,550	582,436
Bally Technologies, Inc. *	6,000	233,940
Biglari Holdings, Inc. *	179	78,266
BJ’s Restaurants, Inc. *	3,000	140,850
Bob Evans Farms, Inc.	4,200	131,712
Boyd Gaming Corp. *	7,800	69,732
Brinker International, Inc.	12,350	297,511
Career Education Corp. *	8,614	187,871
Carnival Corp.	50,000	1,903,500
CEC Entertainment, Inc.	2,025	76,606
Chipotle Mexican Grill, Inc. *	3,800	1,013,802
Choice Hotels International, Inc.	6,800	254,184
Churchill Downs, Inc.	2,900	120,959
Coinstar, Inc. (d)*	5,000	269,900
Corinthian Colleges, Inc. (d)*	9,200	40,940
CPI Corp.	2,900	52,113
Cracker Barrel Old Country Store, Inc.	3,446	176,539
Darden Restaurants, Inc.	16,300	765,611
DeVry, Inc.	7,800	412,620
DineEquity, Inc. *	3,000	149,910
Domino’s Pizza, Inc. *	5,100	94,707
Dover Downs Gaming & Entertainment, Inc.	5,899	20,764
Dover Motorsports, Inc. *	1,400	2,730
Empire Resorts, Inc. *	3,000	2,010
Gaylord Entertainment Co. *	4,625	165,899
H&R Block, Inc.	36,200	625,898
Hillenbrand, Inc.	5,800	132,936
Hyatt Hotels Corp., Class A *	5,000	221,550
International Game Technology	32,600	576,694
International Speedway Corp., Class A	3,245	99,297
Interval Leisure Group, Inc. *	6,269	100,743
Isle of Capri Casinos, Inc. *	7,400	70,596
ITT Educational Services, Inc. *	6,000	430,380
Jack in the Box, Inc. *	8,400	173,460
Jackson Hewitt Tax Service, Inc. (d)*	3,000	1,560
Krispy Kreme Doughnuts, Inc. *	2,100	11,781
Lakes Entertainment, Inc. *	6,800	15,572
Las Vegas Sands Corp. *	52,500	2,468,025
Learning Tree International, Inc.	1,400	11,802
LIFE TIME FITNESS, Inc. *	5,500	215,160
Luby’s, Inc. *	2,400	12,000
Marriott International, Inc., Class A	37,808	1,334,622
Matthews International Corp., Class A	1,900	76,266
McDonald’s Corp.	125,709	9,844,272
MGM Resorts International *	37,500	474,750
Monarch Casino & Resort, Inc. *	8,000	91,680
MTR Gaming Group, Inc. *	5,800	15,370
Multimedia Games, Inc. *	5,500	32,285
Nobel Learning Communities, Inc. *	500	4,975
O’Charley’s, Inc. *	400	2,616
Orient-Express Hotels Ltd., Class A *	8,600	105,522
P.F. Chang’s China Bistro, Inc.	3,800	152,380
Panera Bread Co., Class A *	3,800	460,218
Papa John’s International, Inc. *	3,400	102,204
Peet’s Coffee & Tea, Inc. *	1,800	83,664
Penn National Gaming, Inc. *	6,800	272,068
Pinnacle Entertainment, Inc. *	6,800	94,384
Pre-Paid Legal Services, Inc. *	1,653	109,015
Regis Corp.	6,900	117,300
Royal Caribbean Cruises Ltd. *	19,500	776,490
Ruby Tuesday, Inc. *	5,600	58,856
Scientific Games Corp., Class A *	9,500	99,940
Service Corp. International	27,100	318,967
Shuffle Master, Inc. *	2,812	30,735
Six Flags Entertainment Corp.	3,000	205,590
Sonic Corp. *	7,968	89,401
Sotheby’s	8,438	426,288
Speedway Motorsports, Inc.	4,800	74,784
Starbucks Corp.	88,900	3,217,291
Starwood Hotels & Resorts Worldwide, Inc.	20,730	1,234,886
Steiner Leisure Ltd. *	3,000	145,620
Stewart Enterprises, Inc., Class A	10,000	81,100
Strayer Education, Inc. (d)	700	86,716
Texas Roadhouse, Inc.	5,900	95,993
The Cheesecake Factory, Inc. *	5,887	173,196
Vail Resorts, Inc. *	3,800	186,162
Weight Watchers International, Inc.	8,700	676,425
Wendy’s/Arby’s Group, Inc., Class A	50,775	244,736
WMS Industries, Inc. *	8,250	270,600
Wyndham Worldwide Corp.	19,744	683,340
Wynn Resorts Ltd.	10,500	1,545,075
Yum! Brands, Inc.	56,500	3,030,660

		39,806,585

Diversified Financials 6.1%
Advance America Cash Advance Centers, Inc.	12,500	73,500
Affiliated Managers Group, Inc. *	5,300	578,124
American Express Co.	126,650	6,215,982
Ameriprise Financial, Inc.	30,530	1,894,692
Asset Acceptance Capital Corp. *	2,500	14,200
ASTA Funding, Inc.	6,000	48,660
Bank of America Corp.	1,206,756	14,818,964
Bank of New York Mellon Corp.	148,234	4,292,857
BGC Partners, Inc., Class A	28,300	273,095
BlackRock, Inc.	11,400	2,233,716
Calamos Asset Management, Inc., Class A	5,000	81,350
Capital One Financial Corp.	55,210	3,021,643
Cash America International, Inc.	6,500	308,425
CBOE Holdings, Inc.	3,000	80,460
Citigroup, Inc. *	3,468,486	15,920,351
CME Group, Inc.	8,330	2,463,764
Cohen & Steers, Inc.	5,400	169,884

34 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CompuCredit Holdings Corp. (d)*	7,277	31,000
Cowen Group, Inc., Class A *	6,500	27,040
Credit Acceptance Corp. *	2,400	194,160
Discover Financial Services	63,150	1,568,646
Dollar Financial Corp. *	9,750	224,152
E*TRADE Financial Corp. *	21,933	356,192
Eaton Vance Corp.	11,600	391,732
Encore Capital Group, Inc. *	2,000	59,880
Evercore Partners, Inc., Class A	6,500	226,785
EZCORP, Inc., Class A *	8,500	267,665
FBR Capital Markets Corp. *	4,000	14,400
Federated Investors, Inc., Class B (d)	9,950	256,511
Financial Engines, Inc. *	3,500	99,505
First Cash Financial Services, Inc. *	3,000	117,720
Franklin Resources, Inc.	18,100	2,337,072
GAMCO Investors, Inc., Class A	3,200	164,640
GFI Group, Inc.	9,900	50,589
Greenhill & Co., Inc.	2,500	147,500
Interactive Brokers Group, Inc., Class A	3,400	59,636
IntercontinentalExchange, Inc. *	8,600	1,035,010
Internet Capital Group, Inc. *	350	4,862
Intl. FCStone, Inc. *	737	19,516
Invesco Ltd.	45,000	1,119,150
Investment Technology Group, Inc. *	4,750	81,272
Janus Capital Group, Inc.	19,200	233,664
Jefferies Group, Inc.	14,200	343,214
JPMorgan Chase & Co.	469,444	21,420,730
Knight Capital Group, Inc., Class A *	9,700	133,084
LaBranche & Co., Inc. *	5,400	21,762
Legg Mason, Inc.	19,050	707,707
Leucadia National Corp.	21,908	846,963
LPL Investment Holdings, Inc. *	3,000	110,040
MarketAxess Holdings, Inc.	4,000	97,400
MF Global Holdings Ltd. *	14,000	117,740
MicroFinancial, Inc.	1,900	9,481
Moody’s Corp.	26,600	1,041,124
Morgan Stanley	164,200	4,293,830
MSCI, Inc., Class A *	13,000	461,110
Nelnet, Inc., Class A	5,363	123,510
NewStar Financial, Inc. *	4,000	47,800
Northern Trust Corp.	25,500	1,274,745
NYSE Euronext	26,500	1,061,325
optionsXpress Holdings, Inc.	5,300	97,732
Penson Worldwide, Inc. *	8,000	48,560
PHH Corp. *	7,186	154,212
Piper Jaffray Cos., Inc. *	3,950	141,607
Portfolio Recovery Associates, Inc. *	2,000	180,520
Raymond James Financial, Inc.	10,350	388,125
Resource America, Inc., Class A	4,000	24,600
SEI Investments Co.	19,400	433,202
SLM Corp. *	57,300	950,607
State Street Corp.	60,983	2,838,759
Stifel Financial Corp. *	4,500	205,560
SWS Group, Inc.	8,211	50,087
T. Rowe Price Group, Inc.	32,400	2,081,700
TD Ameritrade Holding Corp.	38,800	835,752
The Charles Schwab Corp. (b)	114,120	2,089,537
The First Marblehead Corp. *	7,500	16,125
The Goldman Sachs Group, Inc.	51,700	7,807,217
The NASDAQ OMX Group, Inc. *	17,100	463,410
TradeStation Group, Inc. *	4,000	38,600
Virtus Investment Partners, Inc. *	475	25,085
Waddell & Reed Financial, Inc., Class A	10,250	420,352
Westwood Holdings Group, Inc.	4,285	161,330
World Acceptance Corp. *	5,000	339,750

		113,481,960

Energy 11.9%
Abraxas Petroleum Corp. *	8,500	43,180
Adams Resources & Energy, Inc.	1,400	41,188
Alon USA Energy, Inc. (d)	8,700	119,625
Alpha Natural Resources, Inc. (d)*	16,210	942,936
Anadarko Petroleum Corp.	59,660	4,709,560
Apache Corp.	43,572	5,811,198
Apco Oil & Gas International, Inc.	1,800	162,720
Approach Resources, Inc. *	4,000	117,760
Arch Coal, Inc.	18,500	634,550
ATP Oil & Gas Corp. (d)*	6,600	117,348
Atwood Oceanics, Inc. *	4,800	215,664
Baker Hughes, Inc.	49,750	3,851,148
Basic Energy Services, Inc. *	6,000	184,440
Berry Petroleum Co., Class A	4,000	212,520
Bill Barrett Corp. *	3,700	154,401
Brigham Exploration Co. *	13,500	452,655
Bristow Group, Inc. *	6,800	315,520
Cabot Oil & Gas Corp.	11,200	630,336
Cal Dive International, Inc. *	9,000	70,740
Callon Petroleum Co. *	8,000	54,800
Cameron International Corp. *	30,047	1,584,078
CARBO Ceramics, Inc.	1,900	305,786
Carrizo Oil & Gas, Inc. *	3,000	119,520
Chesapeake Energy Corp.	77,500	2,609,425
Chevron Corp.	239,739	26,237,036
Cimarex Energy Co.	11,008	1,217,375
Clayton Williams Energy, Inc. *	2,500	226,425
Clean Energy Fuels Corp. (d)*	4,000	68,160
Cloud Peak Energy, Inc. *	6,500	135,330
Cobalt International Energy, Inc. *	7,000	98,000
Complete Production Services, Inc. *	9,100	308,854
Comstock Resources, Inc. *	4,500	144,270
Concho Resources, Inc. *	10,400	1,111,240
ConocoPhillips	162,723	12,843,726
CONSOL Energy, Inc.	27,600	1,492,884
Contango Oil & Gas Co. *	2,000	123,840
Continental Resources, Inc. *	10,000	686,800
CREDO Petroleum Corp. *	6,700	77,452
Crosstex Energy, Inc.	6,200	65,410
CVR Energy, Inc. *	9,900	220,077
Delek US Holdings, Inc.	7,000	94,010
Delta Petroleum Corp. *	8,600	7,199
Denbury Resources, Inc. *	48,725	1,099,723
Devon Energy Corp.	49,560	4,509,960
Diamond Offshore Drilling, Inc.	8,200	622,134
Dresser-Rand Group, Inc. *	9,000	472,860
Dril-Quip, Inc. *	3,100	237,336

See financial notes 35

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
El Paso Corp.	100,587	1,952,394
ENGlobal Corp. *	4,000	16,320
EOG Resources, Inc.	30,300	3,421,173
EQT Corp.	16,300	857,543
EXCO Resources, Inc.	19,000	398,050
Exterran Holdings, Inc. *	10,720	232,731
Exxon Mobil Corp.	605,034	53,242,992
FMC Technologies, Inc. *	29,364	1,364,839
Forest Oil Corp. *	12,450	447,079
Frontier Oil Corp.	14,400	402,336
General Maritime Corp. (d)	14,720	31,501
Geomet, Inc. *	4,000	5,800
Global Industries Ltd. *	14,400	141,984
Goodrich Petroleum Corp. *	3,500	78,645
Gulf Island Fabrication, Inc.	2,800	98,952
GulfMark Offshore, Inc., Class A *	4,100	174,537
Gulfport Energy Corp. *	5,000	170,200
Halliburton Co.	109,200	5,512,416
Harvest Natural Resources, Inc. *	6,000	82,920
Helix Energy Solutions Group, Inc. *	11,564	218,906
Helmerich & Payne, Inc.	12,600	835,884
Hercules Offshore, Inc. *	12,900	80,947
Hess Corp.	36,700	3,154,732
Holly Corp.	8,000	463,200
Hornbeck Offshore Services, Inc. *	5,000	146,150
Houston American Energy Corp. (d)	4,000	73,560
International Coal Group, Inc. *	18,300	201,849
ION Geophysical Corp. *	13,900	175,696
James River Coal Co. *	5,500	128,260
Key Energy Services, Inc. *	16,300	296,660
Kinder Morgan, Inc. *	11,500	328,670
Lufkin Industries, Inc.	7,000	646,310
Magnum Hunter Resources Corp. *	338	2,758
Marathon Oil Corp.	84,808	4,583,024
Massey Energy Co.	12,800	873,472
Matrix Service Co. *	8,000	115,680
McDermott International, Inc. *	28,000	646,520
McMoRan Exploration Co. *	4,500	82,395
Murphy Oil Corp.	21,500	1,665,820
Nabors Industries Ltd. *	34,634	1,061,186
National Oilwell Varco, Inc.	49,122	3,767,166
Natural Gas Services Group *	7,500	135,225
Newfield Exploration Co. *	17,100	1,210,680
Newpark Resources, Inc. *	11,500	103,845
Noble Corp.	29,500	1,268,795
Noble Energy, Inc.	21,718	2,090,792
Occidental Petroleum Corp.	96,620	11,042,700
Oceaneering International, Inc. *	5,200	454,584
Oil States International, Inc. *	6,600	547,866
Overseas Shipholding Group, Inc. (d)	3,700	103,082
OYO Geospace Corp. *	500	46,640
Panhandle Oil & Gas, Inc., Class A	2,000	60,520
Parker Drilling Co. *	18,300	130,479
Patriot Coal Corp. *	9,700	244,246
Patterson-UTI Energy, Inc.	18,200	566,202
Peabody Energy Corp.	31,700	2,118,194
Penn Virginia Corp.	5,000	77,300
Petrohawk Energy Corp. *	35,600	961,556
Petroleum Development Corp. *	4,000	159,280
PetroQuest Energy, Inc. *	7,200	63,072
PHI, Inc. - Non Voting Shares *	4,000	89,520
Pioneer Drilling Co. *	9,200	142,600
Pioneer Natural Resources Co.	13,133	1,342,587
Plains Exploration & Production Co. *	15,765	599,701
Pride International, Inc. *	18,700	821,117
QEP Resources, Inc.	19,200	820,416
Quicksilver Resources, Inc. *	14,900	221,265
Range Resources Corp.	17,600	993,520
Resolute Energy Corp. (d)*	5,000	88,450
REX American Resources Corp. *	4,875	84,240
Rex Energy Corp. *	8,000	102,640
Rosetta Resources, Inc. *	6,600	303,138
Rowan Cos., Inc. *	14,400	600,480
RPC, Inc.	17,212	465,585
SandRidge Energy, Inc. *	41,331	510,851
Schlumberger Ltd.	163,260	14,652,585
SEACOR Holdings, Inc.	1,250	123,537
SemGroup Corp. *	3,000	84,150
Ship Finance International Ltd. (d)	6,100	121,939
SM Energy Co.	7,400	561,364
Southern Union Co.	15,874	474,633
Southwestern Energy Co. *	41,000	1,798,260
Spectra Energy Corp.	77,678	2,255,769
Stone Energy Corp. *	4,383	154,983
Sunoco, Inc.	17,000	725,220
Superior Energy Services, Inc. *	9,900	380,358
Swift Energy Co. *	5,500	215,545
Teekay Corp.	6,000	203,940
Tesoro Corp. *	17,600	477,312
TETRA Technologies, Inc. *	8,300	122,591
The Williams Cos., Inc.	70,360	2,333,841
Tidewater, Inc.	7,700	458,227
Ultra Petroleum Corp. *	13,000	660,270
Union Drilling, Inc. *	2,500	33,900
Unit Corp. *	4,400	277,288
USEC, Inc. *	14,300	65,494
VAALCO Energy, Inc. *	9,000	62,730
Valero Energy Corp.	65,980	1,867,234
Verenium Corp. *	91	267
W&T Offshore, Inc.	7,500	201,075
Warren Resources, Inc. *	5,000	22,650
Weatherford International Ltd. *	88,000	1,899,040
Western Refining, Inc. *	5,600	94,976
Westmoreland Coal Co. *	6,500	121,680
Whiting Petroleum Corp. *	13,600	945,200
World Fuel Services Corp.	8,200	324,556

		224,034,238

Food & Staples Retailing 1.9%
Arden Group, Inc., Class A	600	49,674
BJ’s Wholesale Club, Inc. *	6,100	313,052
Casey’s General Stores, Inc.	5,100	199,053
Costco Wholesale Corp.	50,600	4,094,552
CVS Caremark Corp.	163,140	5,912,194
Ingles Markets, Inc., Class A	300	5,703
Nash Finch Co.	1,700	63,274
PriceSmart, Inc.	3,500	145,740
Rite Aid Corp. *	75,000	83,250

36 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ruddick Corp.	6,100	253,272
Safeway, Inc.	44,900	1,091,519
Spartan Stores, Inc.	500	7,805
SUPERVALU, Inc.	24,332	273,978
Sysco Corp.	68,136	1,969,812
The Andersons, Inc.	1,000	49,650
The Fresh Market, Inc. *	2,000	83,640
The Kroger Co.	68,800	1,672,528
The Pantry, Inc. *	1,000	15,480
United Natural Foods, Inc. *	5,600	239,064
Wal-Mart Stores, Inc.	242,100	13,310,658
Walgreen Co.	115,400	4,929,888
Weis Markets, Inc.	1,700	70,159
Whole Foods Market, Inc.	16,400	1,029,264
Winn-Dixie Stores, Inc. *	5,000	35,450

		35,898,659

Food, Beverage & Tobacco 4.9%
Alico, Inc.	500	12,895
Alliance One International, Inc. *	16,800	67,032
Altria Group, Inc.	248,300	6,664,372
Archer-Daniels-Midland Co.	71,458	2,645,375
B&G Foods, Inc.	3,000	54,240
Bridgford Foods Corp.	300	3,072
Brown-Forman Corp., Class B	12,390	890,345
Bunge Ltd.	16,000	1,207,040
Campbell Soup Co.	20,400	685,236
Chiquita Brands International, Inc. *	6,200	98,704
Coca-Cola Bottling Co.	3,400	239,530
Coca-Cola Enterprises, Inc.	41,000	1,164,810
ConAgra Foods, Inc.	51,293	1,254,114
Constellation Brands, Inc., Class A *	21,100	472,429
Corn Products International, Inc.	11,800	650,180
Darling International, Inc. *	12,500	202,125
Dean Foods Co. *	19,113	213,874
Diamond Foods, Inc. (d)	3,000	196,800
Dole Food Co., Inc. (d)*	6,000	82,860
Dr Pepper Snapple Group, Inc.	31,500	1,234,800
Flowers Foods, Inc.	7,158	218,748
Fresh Del Monte Produce, Inc.	4,200	113,862
General Mills, Inc.	68,600	2,646,588
Green Mountain Coffee Roasters, Inc. *	12,150	813,564
Griffin Land & Nurseries, Inc.	300	8,034
H.J. Heinz Co.	39,900	2,044,077
Hansen Natural Corp. *	10,000	661,500
Harbinger Group, Inc. *	8,000	48,560
Hormel Foods Corp.	23,000	676,430
J & J Snack Foods Corp.	5,693	289,318
John B. Sanfilippo & Son, Inc. *	5,000	55,000
Kellogg Co.	29,400	1,683,738
Kraft Foods, Inc., Class A	192,513	6,464,587
Lancaster Colony Corp.	3,400	207,774
Lorillard, Inc.	19,548	2,081,862
McCormick & Co., Inc. - Non Voting Shares	14,300	702,416
Mead Johnson Nutrition Co.	24,500	1,638,560
Molson Coors Brewing Co., Class B	17,000	828,750
National Beverage Corp.	4,500	62,640
PepsiCo, Inc.	190,858	13,148,208
Philip Morris International, Inc.	214,300	14,880,992
Pilgrim’s Pride Corp. *	9,000	52,920
Primo Water Corp. *	1,000	15,040
Ralcorp Holdings, Inc. *	6,700	521,260
Reynolds American, Inc.	39,328	1,459,462
Rocky Mountain Chocolate Factory, Inc.	3,427	36,189
Sanderson Farms, Inc.	1,750	83,300
Sara Lee Corp.	72,378	1,389,658
Smithfield Foods, Inc. *	16,800	395,808
Snyders-Lance, Inc.	2,900	57,275
Tasty Baking Co.	500	1,993
The Boston Beer Co., Inc., Class A *	2,500	235,650
The Coca-Cola Co.	254,700	17,182,062
The Hain Celestial Group, Inc. *	4,406	149,848
The Hershey Co.	19,400	1,119,574
The JM Smucker Co.	15,246	1,144,517
Tootsie Roll Industries, Inc.	2,770	82,093
TreeHouse Foods, Inc. *	3,722	225,814
Tyson Foods, Inc., Class A	33,340	663,466
Universal Corp.	4,800	208,224
Vector Group Ltd. (d)	4,536	83,281

		92,422,475

Health Care Equipment & Services 4.5%
ABIOMED, Inc. *	3,800	66,044
Accretive Health, Inc. (d)*	3,700	104,488
Aetna, Inc.	49,200	2,035,896
Alere, Inc. *	9,441	350,639
Align Technology, Inc. *	8,700	210,018
Alliance HealthCare Services, Inc. *	1,800	7,956
Allied Healthcare International, Inc. *	6,000	15,660
Allscripts Healthcare Solutions, Inc. *	21,460	462,248
Amedisys, Inc. *	3,334	111,089
America Service Group, Inc.	3,550	91,590
American Dental Partners, Inc. *	3,000	39,570
American Medical Systems Holdings, Inc. *	7,800	230,100
AMERIGROUP Corp. *	7,300	498,590
AmerisourceBergen Corp.	33,796	1,373,469
AMN Healthcare Services, Inc. *	7,110	61,359
AmSurg Corp. *	4,300	115,498
Analogic Corp.	1,400	80,738
ArthroCare Corp. *	3,000	105,990
Assisted Living Concepts, Inc., Class A *	2,000	72,120
athenahealth, Inc. *	4,000	184,920
Baxter International, Inc.	70,418	4,006,784
Beckman Coulter, Inc.	8,100	671,085
Becton, Dickinson & Co.	26,300	2,260,222
BioScrip, Inc. *	2,172	10,013
Boston Scientific Corp. *	179,568	1,344,964
Brookdale Senior Living, Inc. *	11,300	307,812
C.R. Bard, Inc.	11,000	1,174,250
Cantel Medical Corp.	3,571	92,596

See financial notes 37

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardinal Health, Inc.	42,260	1,846,339
CareFusion Corp. *	27,080	795,340
Catalyst Health Solutions, Inc. *	4,900	291,844
Centene Corp. *	7,000	253,610
Cerner Corp. *	8,400	1,009,512
Chemed Corp.	3,900	271,557
Chindex International, Inc. *	3,300	56,727
CIGNA Corp.	34,400	1,610,952
Community Health Systems, Inc. *	10,100	310,373
CONMED Corp. *	4,200	117,936
CorVel Corp. *	2,850	147,630
Coventry Health Care, Inc. *	23,937	772,447
Covidien plc	58,500	3,257,865
Cross Country Healthcare, Inc. *	7,100	52,682
CryoLife, Inc. *	4,250	24,820
Cyberonics, Inc. *	4,200	149,394
DaVita, Inc. *	14,250	1,255,283
DENTSPLY International, Inc.	16,100	604,394
DexCom, Inc. *	5,600	93,240
Edwards Lifesciences Corp. *	13,800	1,191,630
Emdeon, Inc., Class A *	5,000	78,300
Emergency Medical Services Corp., Class A *	3,300	210,540
Emeritus Corp. *	3,400	83,334
Ensign Group, Inc.	3,000	82,980
Express Scripts, Inc. *	58,400	3,313,616
Five Star Quality Care, Inc. *	3,635	30,461
Gen-Probe, Inc. *	6,400	530,688
Gentiva Health Services, Inc. *	3,250	91,000
Greatbatch, Inc. *	4,100	110,987
Haemonetics Corp. *	3,700	259,740
Hanger Orthopedic Group, Inc. *	5,400	146,718
HCA Holdings, Inc. *	13,500	442,800
Health Management Associates, Inc., Class A *	27,900	314,712
Health Net, Inc. *	11,100	369,630
HEALTHSOUTH Corp. *	20,000	512,600
Healthspring, Inc. *	7,100	294,579
HealthStream, Inc. *	1,500	14,895
Healthways, Inc. *	3,100	52,452
Henry Schein, Inc. *	10,600	774,542
Hill-Rom Holdings, Inc.	7,800	351,078
HMS Holdings Corp. *	2,000	157,420
Hologic, Inc. *	29,512	649,854
Humana, Inc. *	20,900	1,590,908
ICU Medical, Inc. *	3,550	160,141
IDEXX Laboratories, Inc. *	8,000	651,440
Immucor, Inc. *	6,795	148,335
Insulet Corp. *	4,500	96,705
Integra LifeSciences Holdings *	3,100	162,161
Intuitive Surgical, Inc. *	5,050	1,765,985
Invacare Corp.	4,000	131,600
IPC The Hospitalist Co. *	2,000	103,720
Kindred Healthcare, Inc. *	4,624	116,617
Kinetic Concepts, Inc. *	8,600	507,658
Laboratory Corp. of America Holdings *	12,800	1,234,816
Landauer, Inc.	1,100	66,187
LCA-Vision, Inc. *	2,500	16,850
LeMaitre Vascular, Inc.	2,000	13,680
LifePoint Hospitals, Inc. *	6,707	279,078
Lincare Holdings, Inc.	10,650	334,623
Magellan Health Services, Inc. *	3,007	156,424
MAKO Surgical Corp. *	5,000	137,350
Masimo Corp.	5,500	191,345
McKesson Corp.	30,500	2,531,805
MedAssets, Inc. *	6,000	96,120
MedCath Corp. *	4,500	60,795
Medco Health Solutions, Inc. *	53,066	3,148,406
Medical Action Industries, Inc. *	6,250	54,375
MEDNAX, Inc. *	6,000	425,520
Medtronic, Inc.	128,874	5,380,490
Meridian Bioscience, Inc.	11,250	277,988
Merit Medical Systems, Inc. *	2,222	51,817
Molina Healthcare, Inc. *	2,500	107,500
National Healthcare Corp.	2,100	97,566
Neogen Corp. *	1,405	58,870
NuVasive, Inc. *	10,000	308,900
NxStage Medical, Inc. *	3,000	73,920
Omnicare, Inc.	13,000	408,460
Omnicell, Inc. *	3,000	46,140
OraSure Technologies, Inc. *	1,500	13,215
Owens & Minor, Inc.	7,500	258,375
Patterson Cos., Inc.	13,100	454,701
PDI, Inc. *	2,900	25,143
PharMerica Corp. *	3,413	44,915
Providence Service Corp. *	3,000	44,220
PSS World Medical, Inc. *	5,800	166,808
Quality Systems, Inc.	2,000	179,440
Quest Diagnostics, Inc.	19,820	1,117,452
RehabCare Group, Inc. *	4,000	150,280
ResMed, Inc. *	18,000	574,020
RTI Biologics, Inc. *	1,700	4,930
Sirona Dental Systems, Inc. *	4,000	228,280
SonoSite, Inc. *	2,800	97,160
St. Jude Medical, Inc.	40,300	2,153,632
STERIS Corp.	6,100	219,844
Stryker Corp.	37,100	2,188,900
Sunrise Senior Living, Inc. *	6,400	66,432
Symmetry Medical, Inc. *	3,000	29,850
Teleflex, Inc.	4,300	270,943
Tenet Healthcare Corp. *	55,650	385,655
The Cooper Cos., Inc.	5,781	432,997
Thoratec Corp. *	5,636	173,025
U.S. Physical Therapy, Inc.	3,500	85,225
UnitedHealth Group, Inc.	132,080	6,502,298
Universal American Corp.	4,000	92,400
Universal Health Services, Inc., Class B	12,000	657,360
Utah Medical Products, Inc.	2,500	69,550
Varian Medical Systems, Inc. *	14,900	1,045,980
VCA Antech, Inc. *	9,900	243,540
Volcano Corp. *	7,500	199,950
WellCare Health Plans, Inc. *	6,200	271,622
WellPoint, Inc.	47,023	3,610,896
West Pharmaceutical Services, Inc.	4,600	217,304
Wright Medical Group, Inc. *	4,200	69,426
Young Innovations, Inc.	2,000	62,040
Zimmer Holdings, Inc. *	23,300	1,520,325
Zoll Medical Corp. *	3,000	170,040

		84,164,677

38 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.0%
Alberto-Culver Co.	9,450	352,863
Avon Products, Inc.	50,500	1,483,690
Central Garden & Pet Co., Class A *	6,200	62,124
Church & Dwight Co., Inc.	7,950	655,716
Colgate-Palmolive Co.	60,500	5,103,175
Elizabeth Arden, Inc. *	3,500	105,210
Energizer Holdings, Inc. *	9,333	704,922
Herbalife Ltd.	7,800	700,284
Inter Parfums, Inc.	4,013	76,367
Kimberly-Clark Corp.	49,139	3,246,122
Medifast, Inc. (d)*	3,500	69,125
Nu Skin Enterprises, Inc., Class A	6,500	208,585
Nutraceutical International Corp. *	5,000	79,300
Oil-Dri Corp. of America	500	11,045
Orchids Paper Products Co.	2,500	29,275
Prestige Brands Holdings, Inc. *	6,500	75,075
Revlon, Inc., Class A *	3,500	60,270
Schiff Nutrition International, Inc.	3,500	34,825
Spectrum Brands Holdings, Inc. *	2,000	65,000
The Clorox Co.	14,700	1,024,002
The Estee Lauder Cos., Inc., Class A	12,800	1,241,600
The Female Health Co.	3,500	16,555
The Procter & Gamble Co.	334,715	21,723,004
USANA Health Sciences, Inc. *	3,500	130,550
WD-40 Co.	1,600	66,400

		37,325,084

Insurance 3.8%
21st Century Holding Co.	1,500	4,425
ACE Ltd.	41,000	2,757,250
Aflac, Inc.	56,600	3,180,354
Alleghany Corp. *	241	79,197
Allied World Assurance Co. Holdings Ltd.	4,900	318,353
American Equity Investment Life Holding Co.	6,400	82,304
American Financial Group, Inc.	10,750	384,527
American International Group, Inc. (d)*	5,596	174,315
American National Insurance Co.	1,300	102,830
American Safety Insurance Holdings Ltd. *	3,000	61,080
AmTrust Financial Services, Inc.	7,500	144,750
Aon Corp.	35,996	1,877,911
Arch Capital Group Ltd. *	6,900	717,600
Argo Group International Holdings Ltd.	4,556	143,104
Arthur J. Gallagher & Co.	9,800	291,844
Aspen Insurance Holdings Ltd.	7,000	199,990
Assurant, Inc.	11,500	456,550
Assured Guaranty Ltd.	12,000	204,000
Axis Capital Holdings Ltd.	15,200	537,472
Baldwin & Lyons, Inc., Class B	750	17,318
Berkshire Hathaway, Inc., Class B *	228,774	19,056,874
Brown & Brown, Inc.	14,000	361,900
Cincinnati Financial Corp.	16,450	521,136
Citizens, Inc. (d)*	5,000	37,250
CNA Financial Corp.	23,900	741,856
CNA Surety Corp. *	4,700	124,503
CNO Financial Group, Inc. *	25,000	201,500
Crawford & Co., Class B	1,600	7,440
Delphi Financial Group, Inc., Class A	6,772	216,365
Eastern Insurance Holdings, Inc.	2,500	33,525
EMC Insurance Group, Inc.	1,200	26,172
Employers Holdings, Inc.	4,200	84,672
Endurance Specialty Holdings Ltd.	5,000	221,700
Erie Indemnity Co., Class A	5,500	398,365
Everest Re Group Ltd.	5,900	537,608
FBL Financial Group, Inc., Class A	5,090	155,245
Fidelity National Financial, Inc., Class A	24,827	383,329
First American Financial Corp.	10,800	168,480
Flagstone Reinsurance Holdings S.A.	7,500	63,075
FPIC Insurance Group, Inc. *	600	22,152
Genworth Financial, Inc., Class A *	55,000	670,450
Greenlight Capital Re Ltd., Class A *	3,000	84,450
Hanover Insurance Group, Inc.	4,900	206,878
Harleysville Group, Inc.	1,800	57,744
HCC Insurance Holdings, Inc.	13,950	453,933
Hilltop Holdings, Inc. *	3,726	36,142
Horace Mann Educators Corp.	4,300	76,884
Independence Holding Co.	2,700	20,952
Infinity Property & Casualty Corp.	2,500	147,750
Lincoln National Corp.	38,426	1,200,044
Loews Corp.	39,645	1,754,688
Markel Corp. *	1,100	459,008
Marsh & McLennan Cos., Inc.	64,500	1,953,060
MBIA, Inc. *	25,250	260,580
Mercury General Corp.	5,400	214,596
MetLife, Inc.	98,000	4,585,420
Montpelier Re Holdings Ltd.	8,100	146,529
National Financial Partners Corp. *	2,500	40,225
National Western Life Insurance Co., Class A	300	48,321
Old Republic International Corp.	20,822	263,815
OneBeacon Insurance Group Ltd., Class A	8,200	115,210
PartnerRe Ltd.	8,900	715,204
Platinum Underwriters Holdings Ltd.	4,500	170,145
Presidential Life Corp.	1,000	11,140
Primerica, Inc.	4,500	104,040
Principal Financial Group, Inc.	36,900	1,245,375
ProAssurance Corp. *	1,670	110,888
Protective Life Corp.	10,500	282,555
Prudential Financial, Inc.	57,000	3,614,940
Reinsurance Group of America, Inc.	7,100	449,430
RenaissanceRe Holdings Ltd.	5,800	407,624
RLI Corp.	2,800	165,872
Safety Insurance Group, Inc.	1,000	46,820
Selective Insurance Group, Inc.	5,400	95,256
StanCorp Financial Group, Inc.	5,000	215,500
State Auto Financial Corp.	3,800	64,524
Stewart Information Services Corp.	1,400	14,196

See financial notes 39

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Symetra Financial Corp.	8,500	117,980
The Allstate Corp.	60,874	2,059,976
The Chubb Corp.	37,094	2,418,158
The Hartford Financial Services Group, Inc.	53,400	1,546,998
The Navigators Group, Inc. *	1,500	77,745
The Phoenix Cos., Inc. *	9,500	25,555
The Progressive Corp.	78,700	1,726,678
The Travelers Cos., Inc.	55,050	3,483,564
Torchmark Corp.	10,600	709,352
Tower Group, Inc.	4,000	91,480
Transatlantic Holdings, Inc.	6,437	317,280
United Fire & Casualty Co.	5,000	99,000
Unitrin, Inc.	5,600	169,344
Unum Group	36,914	977,483
Validus Holdings Ltd.	10,920	355,337
W. R. Berkley Corp.	22,950	748,399
Wesco Financial Corp.	200	78,400
White Mountains Insurance Group Ltd.	200	71,502
XL Group plc	37,200	908,424

		71,591,164

Materials 4.3%
A. M. Castle & Co. *	4,000	75,520
A. Schulman, Inc.	5,300	134,196
AbitibiBowater, Inc. *	8,500	227,120
AEP Industries, Inc. *	1,900	57,627
Air Products & Chemicals, Inc.	25,700	2,454,864
Airgas, Inc.	7,500	520,875
AK Steel Holding Corp.	11,527	187,314
Albemarle Corp.	11,000	776,050
Alcoa, Inc.	127,664	2,170,288
Allegheny Technologies, Inc.	10,700	770,400
Allied Nevada Gold Corp. *	4,000	172,240
AMCOL International Corp.	3,000	111,660
AptarGroup, Inc.	6,900	361,905
Arch Chemicals, Inc.	2,700	104,409
Ashland, Inc.	14,523	901,588
Balchem Corp.	3,000	119,070
Ball Corp.	21,400	798,434
Bemis Co., Inc.	13,400	419,956
Boise, Inc.	9,500	93,290
Buckeye Technologies, Inc.	7,700	216,832
Cabot Corp.	13,200	592,020
Calgon Carbon Corp. *	7,000	120,120
Carpenter Technology Corp.	5,000	256,300
Celanese Corp., Series A	18,500	923,520
Century Aluminum Co. *	7,100	141,858
CF Industries Holdings, Inc.	8,400	1,189,020
Chase Corp.	200	3,306
Chemtura Corp. *	11,500	220,570
Clearwater Paper Corp. *	786	61,685
Cliffs Natural Resources, Inc.	16,300	1,527,636
Coeur d’Alene Mines Corp. *	8,500	269,535
Commercial Metals Co.	12,000	201,120
Compass Minerals International, Inc.	5,000	488,050
Crown Holdings, Inc. *	19,900	744,260
Cytec Industries, Inc.	6,600	387,288
Deltic Timber Corp.	3,700	250,860
Domtar Corp.	5,250	488,355
E.I. du Pont de Nemours & Co.	109,695	6,229,579
Eagle Materials, Inc.	4,143	120,520
Eastman Chemical Co.	8,100	868,725
Ecolab, Inc.	27,000	1,424,520
Ferro Corp. *	8,200	123,000
FMC Corp.	9,200	812,176
Freeport-McMoRan Copper & Gold, Inc.	113,244	6,231,817
Graphic Packaging Holding Co. *	4,000	21,960
Greif, Inc., Class A	7,400	459,540
H.B. Fuller Co.	6,500	142,025
Hawkins, Inc.	1,900	89,376
Headwaters, Inc. *	12,000	65,520
Hecla Mining Co. *	28,500	268,185
Horsehead Holding Corp. *	4,000	63,080
Huntsman Corp.	21,500	448,275
Innophos Holdings, Inc.	6,500	301,210
International Flavors & Fragrances, Inc.	9,900	628,848
International Paper Co.	47,304	1,460,748
Intrepid Potash, Inc. *	6,500	222,690
Koppers Holdings, Inc.	2,500	114,325
Kraton Performance Polymers, Inc. *	3,500	161,560
Kronos Worldwide, Inc.	6,060	373,054
Landec Corp. *	6,500	42,120
Louisiana-Pacific Corp. *	13,800	128,340
LyondellBasell Industries N.V. *	40,500	1,802,250
Martin Marietta Materials, Inc.	4,200	382,998
Materion Corp. *	4,000	167,040
MeadWestvaco Corp.	19,974	672,924
Minerals Technologies, Inc.	3,100	210,800
Mod-Pac Corp. *	500	2,695
Monsanto Co.	65,290	4,442,332
Myers Industries, Inc.	8,080	86,214
Nalco Holding Co.	16,100	470,281
Neenah Paper, Inc.	4,231	98,709
NewMarket Corp.	2,000	368,640
Newmont Mining Corp.	59,251	3,472,701
NL Industries, Inc.	7,800	111,072
Nucor Corp.	33,500	1,573,160
Olin Corp.	7,320	188,417
OM Group, Inc. *	2,400	86,976
Omnova Solutions, Inc. *	6,400	54,400
Owens-Illinois, Inc. *	20,200	599,334
P.H. Glatfelter Co.	7,000	95,200
Packaging Corp. of America	11,000	313,830
Penford Corp. *	6,200	34,782
PolyOne Corp.	15,200	220,096
PPG Industries, Inc.	18,400	1,741,928
Praxair, Inc.	36,700	3,905,614
Reliance Steel & Aluminum Co.	8,500	481,185
Rock-Tenn Co., Class A (d)	4,500	310,815
Rockwood Holdings, Inc. *	5,900	334,766
Royal Gold, Inc.	5,200	317,096
RPM International, Inc.	15,600	366,600
RTI International Metals, Inc. *	4,500	143,730
Schnitzer Steel Industries, Inc., Class A	1,650	102,415
Schweitzer-Mauduit International, Inc.	3,300	171,072

40 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sealed Air Corp.	18,500	476,745
Sensient Technologies Corp.	4,800	181,872
Sigma-Aldrich Corp.	12,600	889,308
Silgan Holdings, Inc.	11,600	531,976
Smurfit-Stone Container Corp. *	10,500	404,040
Solutia, Inc. *	14,000	368,900
Sonoco Products Co.	13,500	466,560
Southern Copper Corp.	25,900	970,214
Spartech Corp. *	8,200	58,548
Steel Dynamics, Inc.	26,000	472,940
Stepan Co.	1,200	86,364
Stillwater Mining Co. *	11,233	256,225
Temple-Inland, Inc.	11,800	277,654
Texas Industries, Inc.	4,000	168,680
The Dow Chemical Co.	137,266	5,626,533
The Lubrizol Corp.	7,900	1,062,708
The Mosaic Co.	16,500	1,235,190
The Scotts Miracle-Gro Co., Class A	5,600	316,232
The Sherwin-Williams Co.	13,000	1,069,770
The Valspar Corp.	10,400	408,824
Titanium Metals Corp. *	16,307	326,629
United States Steel Corp.	14,900	710,879
Valhi, Inc.	9,600	303,744
Vulcan Materials Co.	7,592	343,158
W.R. Grace & Co. *	7,000	317,520
Walter Energy, Inc.	7,600	1,050,472
Wausau Paper Corp.	8,700	58,725
Westlake Chemical Corp.	2,100	137,865
Worthington Industries, Inc.	7,200	155,304
Zep, Inc.	6,600	125,400

		81,529,385

Media 3.1%
AH Belo Corp., Class A *	7,880	65,562
Arbitron, Inc.	2,120	82,002
Ascent Media Corp., Class A *	1,116	53,602
Belo Corp., Class A *	9,400	79,430
Cablevision Systems Corp., Class A	26,600	937,118
Carmike Cinemas, Inc. *	2,500	18,150
CBS Corp., Class B - Non Voting Shares	74,006	1,866,431
Charter Communications, Inc., Class A *	4,500	265,230
Cinemark Holdings, Inc.	6,500	132,145
CKX, Inc. *	18,300	83,631
Clear Channel Outdoor Holdings, Inc., Class A *	28,700	394,912
Comcast Corp., Class A	277,004	7,268,585
Comcast Corp., Special Class A	64,200	1,576,110
Crown Media Holdings, Inc., Class A (d)*	6,000	13,140
Cumulus Media Inc., Class A (d)*	4,351	20,232
DIRECTV, Class A *	102,626	4,986,597
Discovery Communications, Inc., Class A *	36,561	1,618,190
DISH Network Corp., Class A *	25,700	643,528
DreamWorks Animation SKG, Inc., Class A *	8,200	217,218
Entercom Communications Corp., Class A *	3,000	31,710
Gannett Co., Inc.	27,000	406,620
Harte-Hanks, Inc.	8,100	75,249
John Wiley & Sons, Inc., Class A	6,300	320,859
Journal Communications, Inc., Class A *	11,500	62,675
Lamar Advertising Co., Class A *	9,200	299,184
Liberty Global, Inc., Series A *	27,575	1,282,238
Liberty Media Corp - Capital, Series A *	11,161	918,216
Liberty Media-Starz, Series A *	4,464	343,058
Live Nation Entertainment, Inc. *	15,457	171,418
Martha Stewart Living Omnimedia, Inc., Class A (d)*	3,900	14,547
Media General, Inc., Class A (d)*	5,000	26,950
Meredith Corp. (d)	3,800	126,996
Morningstar, Inc.	3,200	184,320
News Corp., Class A	273,150	4,867,533
Omnicom Group, Inc.	36,600	1,800,354
Regal Entertainment Group, Class A	12,100	166,738
Salem Communications Corp., Class A	900	3,240
Scholastic Corp.	2,200	57,816
Scripps Networks Interactive, Class A	12,000	617,040
Sinclair Broadcast Group, Inc., Class A	7,300	83,877
Sirius XM Radio, Inc. *	437,000	869,630
The E.W. Scripps Co., Class A *	7,000	66,500
The Interpublic Group of Cos., Inc.	55,937	657,260
The Madison Square Garden, Inc., Class A *	7,275	198,971
The McGraw-Hill Cos., Inc.	36,600	1,481,202
The New York Times Co., Class A *	13,200	107,316
The Walt Disney Co.	213,893	9,218,788
The Washington Post Co., Class B (d)	600	261,540
Time Warner Cable, Inc.	42,711	3,337,010
Time Warner, Inc.	132,350	5,010,771
Valassis Communications, Inc. *	5,700	164,331
Viacom Inc., Class B	62,606	3,202,923
Virgin Media, Inc.	35,000	1,059,100
Warner Music Group Corp. *	11,700	87,399
World Wrestling Entertainment, Inc., Class A (d)	4,900	51,499

		57,956,691

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
Abbott Laboratories	185,805	9,669,292
Acorda Therapeutics, Inc. *	5,000	140,200
Acura Pharmaceuticals, Inc. (d)*	4,500	21,105
Adolor Corp. *	8,700	12,093
Affymax, Inc. *	2,900	18,966
Affymetrix, Inc. *	13,400	72,360
Agilent Technologies, Inc. *	42,317	2,112,041
Albany Molecular Research, Inc. *	8,600	42,054
Alexion Pharmaceuticals, Inc. *	11,200	1,085,168
Alkermes, Inc. *	11,500	165,830

See financial notes 41

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Allergan, Inc.	37,468	2,980,954
Allos Therapeutics, Inc. *	11,000	32,010
Alnylam Pharmaceuticals, Inc. *	7,400	75,924
AMAG Pharmaceuticals, Inc. *	3,000	57,000
Amgen, Inc. *	113,268	6,439,286
Amicus Therapeutics, Inc. *	500	3,600
Amylin Pharmaceuticals, Inc. *	15,400	204,820
Arena Pharmaceuticals, Inc. (d)*	6,300	8,820
ARIAD Pharmaceuticals, Inc. *	14,500	123,975
ArQule, Inc. *	8,800	62,128
Auxilium Pharmaceuticals, Inc. *	5,000	121,800
Bio-Rad Laboratories, Inc., Class A *	3,000	375,360
BioCryst Pharmaceuticals, Inc. (d)*	4,900	19,037
Biogen Idec, Inc. *	31,125	3,030,019
BioMarin Pharmaceuticals, Inc. *	12,800	344,192
Bristol-Myers Squibb Co.	205,450	5,773,145
Bruker Corp. *	14,600	288,204
Caliper Life Sciences, Inc. *	11,200	74,928
Cambrex Corp. *	16,400	86,264
Caraco Pharmaceutical Laboratories Ltd. *	13,000	67,990
Celera Corp. *	9,600	75,936
Celgene Corp. *	56,945	3,352,922
Cell Therapeutics, Inc. *	62,000	20,832
Cephalon, Inc. *	9,000	691,200
Cepheid, Inc. *	6,500	210,015
Charles River Laboratories International, Inc. *	7,416	312,881
Codexis, Inc. *	1,870	19,616
Covance, Inc. *	8,800	550,880
Cubist Pharmaceuticals, Inc. *	8,900	301,265
Dendreon Corp. *	16,900	733,967
Dionex Corp. *	5,200	615,420
Durect Corp. *	14,500	54,085
Dyax Corp. *	7,000	14,000
Eli Lilly & Co.	118,400	4,381,984
Emergent Biosolutions, Inc. *	6,000	139,260
Endo Pharmaceuticals Holdings, Inc. *	13,000	509,080
Enzo Biochem, Inc. *	9,281	37,031
Enzon Pharmaceuticals, Inc. *	10,900	125,132
eResearch Technology, Inc. *	9,125	58,035
Exelixis, Inc. *	14,800	181,448
Forest Laboratories, Inc. *	34,300	1,137,388
Furiex Pharmaceuticals, Inc. *	1,000	14,830
Genomic Health, Inc. *	5,000	136,500
Geron Corp. *	11,500	55,200
Gilead Sciences, Inc. *	99,640	3,870,018
GTX, Inc. (d)*	3,000	12,780
Halozyme Therapeutics, Inc. *	9,000	59,670
Harvard Bioscience, Inc. *	6,500	37,310
Hospira, Inc. *	19,070	1,081,841
Human Genome Sciences, Inc. *	22,600	666,022
Illumina, Inc. *	15,200	1,078,896
ImmunoGen, Inc. (d)*	6,000	80,160
Impax Laboratories, Inc. *	8,500	232,730
Incyte Corp. *	12,100	223,608
Inspire Pharmaceuticals, Inc. *	7,800	38,922
InterMune, Inc. *	4,600	205,344
Ironwood Pharmaceuticals, Inc. *	6,000	87,720
Isis Pharmaceuticals, Inc. *	10,300	96,614
Jazz Pharmaceuticals, Inc. *	5,000	159,550
Johnson & Johnson	327,670	21,534,472
Kendle International, Inc. *	5,700	57,285
Lexicon Pharmaceuticals, Inc. *	26,900	45,192
Life Technologies Corp. *	23,362	1,289,582
Ligand Pharmaceuticals, Inc. *	448	4,977
Luminex Corp. *	7,800	151,242
MannKind Corp. (d)*	7,000	30,520
MAP Pharmaceuticals, Inc. *	4,000	61,680
Maxygen, Inc.	10,000	51,600
Medicis Pharmaceutical Corp., Class A	5,900	209,214
Medivation, Inc. *	5,000	123,500
Merck & Co., Inc.	367,470	13,210,546
Mettler-Toledo International, Inc. *	3,800	712,120
Momenta Pharmaceuticals, Inc. *	4,000	75,480
Mylan, Inc. *	50,900	1,268,428
Myrexis, Inc. *	7,200	30,528
Myriad Genetics, Inc. *	14,800	317,312
Nabi Biopharmaceuticals *	10,300	59,534
Nektar Therapeutics *	13,300	138,054
Neurocrine Biosciences, Inc. *	6,900	53,061
NPS Pharmacuticals, Inc. *	7,500	77,775
Onyx Pharmaceuticals, Inc. *	7,500	281,775
Pain Therapeutics, Inc. *	7,400	70,374
Par Pharmaceutical Cos., Inc. *	8,900	306,516
PAREXEL International Corp. *	7,800	216,528
PDL BioPharma, Inc.	16,000	102,720
PerkinElmer, Inc.	14,477	409,265
Perrigo Co.	10,300	930,708
Pfizer, Inc.	965,501	20,236,901
Pharmaceutical Product Development, Inc.	14,000	431,900
Pharmasset, Inc. *	4,500	456,615
POZEN, Inc. *	4,800	29,952
Questcor Pharmaceuticals, Inc. *	5,000	102,500
Regeneron Pharmaceuticals, Inc. *	9,200	470,212
Salix Pharmaceuticals Ltd. *	7,000	275,030
Sangamo BioSciences, Inc. (d)*	4,700	33,746
Savient Pharmaceuticals, Inc. *	6,800	78,948
Seattle Genetics, Inc. *	11,500	191,015
Sucampo Pharmaceuticals, Inc., Class A *	6,500	29,120
SuperGen, Inc. *	5,900	15,989
Synta Pharmaceuticals Corp. (d)*	8,500	51,595
Talecris Biotherapeutics Holdings Corp. *	7,000	195,440
Techne Corp.	3,800	295,298
The Medicines Co. *	8,300	130,310
Theravance, Inc. *	6,700	185,925
Thermo Fisher Scientific, Inc. *	46,602	2,795,654
United Therapeutics Corp. *	6,000	401,760
Vertex Pharmaceuticals, Inc. *	25,144	1,383,423
Vical, Inc. *	6,600	24,816
ViroPharma, Inc. *	13,000	250,770
VIVUS, Inc. *	8,500	66,130
Warner Chilcott plc, Class A	14,000	322,700
Waters Corp. *	10,700	1,048,600
Watson Pharmaceuticals, Inc. *	15,732	975,699
XenoPort, Inc. *	2,500	20,450
Zalicus, Inc. *	10,500	32,130

		127,521,273

42 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 2.9%
Acadia Realty Trust	6,000	125,100
Alexander’s, Inc.	700	307,503
Alexandria Real Estate Equities, Inc.	5,500	451,825
AMB Property Corp.	21,200	771,680
American Assets Trust, Inc.	3,000	66,240
American Campus Communities, Inc.	7,500	263,625
American Capital Agency Corp.	13,700	398,807
American Realty Investors, Inc. *	1,537	3,904
Annaly Capital Management, Inc.	94,600	1,687,664
Anworth Mortgage Asset Corp.	24,200	173,756
Apartment Investment & Management Co., Class A	13,711	369,649
Ashford Hospitality Trust	6,000	74,820
AvalonBay Communities, Inc.	10,292	1,303,070
Avatar Holdings, Inc. *	4,500	81,000
BioMed Realty Trust, Inc.	14,000	277,760
Boston Properties, Inc.	16,900	1,766,557
Brandywine Realty Trust	14,863	188,760
BRE Properties, Inc.	8,000	405,760
Brookfield Properties Corp.	35,200	696,256
Camden Property Trust	7,800	489,450
Capstead Mortgage Corp.	6,240	82,618
CB Richard Ellis Group, Inc., Class A *	34,500	921,495
CBL & Associates Properties, Inc.	16,485	306,126
Chimera Investment Corp.	119,900	485,595
Colonial Properties Trust	10,067	213,018
CommonWealth REIT	8,850	242,401
Consolidated-Tomoka Land Co.	1,100	34,023
Corporate Office Properties Trust	9,000	316,890
Cousins Properties, Inc.	9,145	82,305
DCT Industrial Trust, Inc.	29,300	170,233
Developers Diversified Realty Corp.	23,284	343,206
DiamondRock Hospitality Co.	19,786	238,223
Digital Realty Trust, Inc.	10,000	603,400
Douglas Emmett, Inc.	14,000	291,340
Duke Realty Corp.	30,290	461,922
DuPont Fabros Technology, Inc.	7,500	183,450
EastGroup Properties, Inc.	3,900	179,634
Entertainment Properties Trust	5,200	247,572
Equity Lifestyle Properties, Inc.	3,000	179,460
Equity One, Inc.	12,100	239,822
Equity Residential	34,500	2,060,340
Essex Property Trust, Inc.	3,600	487,728
Extra Space Storage, Inc.	11,000	238,150
Federal Realty Investment Trust	8,200	717,992
FelCor Lodging Trust, Inc. *	12,200	77,592
First Industrial Realty Trust, Inc. *	15,900	199,068
Forest City Enterprises, Inc., Class A *	15,400	295,834
Forestar Group, Inc. *	2,933	57,692
Franklin Street Properties Corp.	14,000	197,960
General Growth Properties, Inc.	45,409	758,330
Getty Realty Corp.	2,000	50,820
Glimcher Realty Trust	12,300	117,465
Government Properties Income Trust	3,000	82,260
Gramercy Capital Corp. *	9,528	28,489
Hatteras Financial Corp.	9,000	255,690
HCP, Inc.	43,548	1,725,372
Health Care REIT, Inc.	20,200	1,086,154
Healthcare Realty Trust, Inc.	7,900	180,436
Hersha Hospitality Trust	13,500	80,190
Highwoods Properties, Inc.	8,600	317,340
Home Properties, Inc.	5,500	348,700
Hospitality Properties Trust	14,600	352,590
Host Hotels & Resorts, Inc.	79,263	1,410,089
Howard Hughes Corp. *	3,500	226,695
Inland Real Estate Corp.	8,500	83,045
Invesco Mortgage Capital, Inc.	6,000	136,440
Investors Real Estate Trust	8,000	75,280
iStar Financial, Inc. *	9,390	90,332
Jones Lang LaSalle, Inc.	5,300	542,614
Kilroy Realty Corp.	6,800	285,192
Kimco Realty Corp.	46,595	910,466
LaSalle Hotel Properties	8,600	242,004
Lexington Realty Trust	14,367	143,383
Liberty Property Trust	13,300	467,761
LTC Properties, Inc.	2,800	82,376
Mack-Cali Realty Corp.	11,400	402,648
Maui Land & Pineapple Co., Inc. *	800	4,208
Medical Properties Trust, Inc.	12,300	151,782
MFA Financial, Inc.	41,000	327,180
Mid-America Apartment Communities, Inc.	5,500	367,675
Mission West Properties, Inc.	3,500	26,880
MPG Office Trust, Inc. *	18,500	61,605
National Health Investors, Inc.	6,100	296,643
National Retail Properties, Inc.	9,320	245,489
Nationwide Health Properties, Inc.	17,100	748,980
New Century Financial Corp. (a)(c)*	3,600	—
OMEGA Healthcare Investors, Inc.	12,284	282,041
Parkway Properties, Inc.	3,500	62,755
Pebblebrook Hotel Trust	5,000	107,250
Pennsylvania Real Estate Investment Trust	5,500	86,845
PennyMac Mortgage Investment Trust	3,000	54,960
Piedmont Office Realty Trust, Inc., Class A	20,000	398,000
Plum Creek Timber Co., Inc.	20,547	885,370
PMC Commercial Trust	4,500	38,520
Post Properties, Inc.	5,200	211,120
Potlatch Corp.	5,753	222,584
ProLogis	67,954	1,106,971
PS Business Parks, Inc.	3,000	180,780
Public Storage	17,090	2,004,828
RAIT Financial Trust (d)	16,800	40,992
Ramco-Gershenson Properties Trust	4,900	63,161
Rayonier, Inc.	9,388	622,988
Realty Income Corp.	13,600	483,480
Redwood Trust, Inc.	8,500	134,555
Regency Centers Corp.	8,700	409,422
Sabra Health Care REIT, Inc.	8,000	134,560
Saul Centers, Inc.	5,100	223,329
Senior Housing Properties Trust	17,450	413,914
Simon Property Group, Inc.	34,983	4,006,953

See financial notes 43

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SL Green Realty Corp.	9,750	804,667
Sovran Self Storage, Inc.	3,800	162,564
Starwood Property Trust, Inc.	7,500	170,925
Strategic Hotel & Resorts, Inc. *	15,000	102,300
Sun Communities, Inc.	3,000	115,440
Sunstone Hotel Investors, Inc. *	13,000	135,980
Tanger Factory Outlet Centers, Inc.	9,200	254,196
Taubman Centers, Inc.	7,100	412,865
Tejon Ranch Co. *	3,674	130,941
The Macerich Co.	14,805	782,000
The St. Joe Co. (d)*	12,900	336,948
U-Store-It Trust	8,000	90,880
UDR, Inc.	20,861	540,091
UMH Properties, Inc.	4,100	42,394
Universal Health Realty Income Trust	3,900	168,129
Urstadt Biddle Properties	500	8,375
Urstadt Biddle Properties, Class A	4,500	88,560
Ventas, Inc.	19,300	1,079,449
Vornado Realty Trust	21,641	2,092,252
Walter Investment Management Corp.	5,289	94,250
Washington Real Estate Investment Trust	8,100	262,440
Weingarten Realty Investors	14,475	382,285
Weyerhaeuser Co.	63,592	1,463,252
Winthrop Realty Trust	10,000	121,300

		54,788,739

Retailing 3.6%
99 Cents Only Stores *	6,066	122,291
Aaron’s, Inc.	9,375	269,906
Abercrombie & Fitch Co., Class A	8,800	623,040
Advance Auto Parts, Inc.	9,540	624,488
Aeropostale, Inc. *	9,900	252,747
Amazon.com, Inc. *	42,200	8,292,300
America’s Car-Mart, Inc. *	3,750	91,800
American Eagle Outfitters, Inc.	21,150	329,094
Ann, Inc. *	9,825	306,638
Asbury Automotive Group, Inc. *	4,100	70,930
Ascena Retail Group, Inc. *	6,818	213,335
Audiovox Corp., Class A *	1,600	11,808
AutoNation, Inc. (d)*	21,600	732,456
AutoZone, Inc. *	4,100	1,157,758
Barnes & Noble, Inc. (d)	7,400	81,326
Bed Bath & Beyond, Inc. *	30,700	1,722,884
Best Buy Co., Inc.	39,225	1,224,604
Big Lots, Inc. *	11,100	456,321
Brown Shoe Co., Inc.	6,675	84,439
Cabela’s, Inc. *	3,500	89,390
CarMax, Inc. *	27,546	955,846
Charming Shoppes, Inc. *	10,200	46,206
Chico’s FAS, Inc.	19,800	289,674
Christopher & Banks Corp.	2,900	17,835
Coldwater Creek, Inc. *	8,502	25,931
Collective Brands, Inc. *	5,906	124,026
Destination Maternity Corp.	5,000	116,850
Dick’s Sporting Goods, Inc. *	11,000	450,230
Dillard’s, Inc., Class A	8,500	408,170
Dollar Tree, Inc. *	14,975	861,062
DSW, Inc., Class A (d)*	6,500	308,620
Duckwall-ALCO Stores, Inc. *	1,800	22,932
Expedia, Inc.	31,345	784,565
Family Dollar Stores, Inc.	12,700	688,467
Foot Locker, Inc.	17,100	367,992
GameStop Corp., Class A *	17,548	450,633
Geeknet, Inc. *	452	11,531
Genesco, Inc. *	4,300	173,634
Genuine Parts Co.	20,500	1,100,850
Group 1 Automotive, Inc.	1,400	60,256
Guess?, Inc.	7,900	339,621
Hibbett Sports, Inc. *	3,543	133,855
HSN, Inc. *	6,269	208,005
J.C. Penney Co., Inc.	27,400	1,053,530
Kirkland’s, Inc. *	6,000	90,540
Kohl’s Corp.	33,300	1,755,243
Liberty Media Corp. - Interactive, Class A *	70,309	1,229,001
Limited Brands, Inc.	33,520	1,379,683
Lithia Motors, Inc., Class A	700	12,733
LKQ Corp. *	18,000	453,960
Lowe’s Cos., Inc.	164,000	4,305,000
Macy’s, Inc.	49,452	1,182,397
MarineMax, Inc. *	800	7,648
Midas, Inc. *	6,800	49,436
Monro Muffler Brake, Inc.	2,362	71,758
Netflix, Inc. *	6,000	1,396,020
Nordstrom, Inc.	20,600	979,530
O’Reilly Automotive, Inc. *	14,899	879,935
Office Depot, Inc. *	26,000	112,060
OfficeMax, Inc. *	9,400	93,624
Pacific Sunwear of California, Inc. *	7,475	23,845
Penske Automotive Group, Inc. *	5,000	112,400
PetSmart, Inc.	14,100	594,597
Pool Corp.	5,662	171,332
Priceline.com, Inc. *	5,883	3,218,060
RadioShack Corp.	13,700	216,597
Rent-A-Center, Inc.	7,750	235,988
Retail Ventures, Inc. *	8,000	164,240
Ross Stores, Inc.	13,400	987,446
Saks, Inc. *	10,800	129,168
Sally Beauty Holdings, Inc. *	9,950	147,161
Sears Holdings Corp. (d)*	6,385	548,918
Shoe Carnival, Inc. *	4,200	122,934
Signet Jewelers Ltd. *	9,500	415,625
Sonic Automotive, Inc., Class A	4,400	62,040
Stage Stores, Inc.	5,700	109,782
Staples, Inc.	87,300	1,845,522
Stein Mart, Inc.	6,800	73,984
Systemax, Inc. *	2,500	32,375
Target Corp.	76,300	3,746,330
The Buckle, Inc.	5,875	267,254
The Cato Corp., Class A	7,300	186,223
The Children’s Place Retail Stores, Inc. *	1,800	95,706
The Finish Line, Inc., Class A	5,061	108,761
The Gap, Inc.	48,900	1,136,436
The Home Depot, Inc.	195,570	7,263,470
The Men’s Wearhouse, Inc.	6,600	184,074
The Pep Boys - Manny, Moe & Jack	5,000	68,500
The Talbots, Inc. *	5,700	30,666

44 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The TJX Cos., Inc.	48,400	2,595,208
Tiffany & Co.	14,500	1,006,880
Tractor Supply Co.	8,000	494,960
Trans World Entertainment Corp. *	1,500	2,505
Tuesday Morning Corp. *	2,500	12,500
Ulta Salon, Cosmetics & Fragrance, Inc. *	4,000	212,760
Urban Outfitters, Inc. *	15,800	497,068
West Marine, Inc. *	5,500	59,840
Wet Seal, Inc., Class A *	11,500	50,600
Williams-Sonoma, Inc.	12,200	529,602
Winmark Corp.	1,200	50,052
Zale Corp. *	10,520	38,714

		67,606,567

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	3,900	55,185
Advanced Micro Devices, Inc. *	68,200	620,620
Altera Corp.	37,900	1,845,730
Amkor Technology, Inc. *	14,400	96,480
Amtech Systems, Inc. *	3,500	80,080
ANADIGICS, Inc. *	8,150	31,866
Analog Devices, Inc.	35,200	1,418,912
Applied Materials, Inc.	157,098	2,464,868
Applied Micro Circuits Corp. *	7,000	73,360
Atheros Communications *	8,500	381,310
Atmel Corp. *	53,400	817,020
ATMI, Inc. *	4,400	87,604
AXT, Inc. *	3,500	24,465
Broadcom Corp., Class A *	55,200	1,941,936
Brooks Automation, Inc. *	8,085	98,879
Cabot Microelectronics Corp. *	2,160	105,516
Cavium Networks, Inc. *	4,000	188,880
CEVA, Inc. *	3,433	104,981
Cirrus Logic, Inc. *	6,800	112,608
Cohu, Inc.	4,600	66,286
Cree, Inc. *	12,000	488,880
Cymer, Inc. *	4,200	202,062
Cypress Semiconductor Corp. *	19,500	424,320
Diodes, Inc. *	6,412	219,419
DSP Group, Inc. *	6,300	50,904
Energy Conversion Devices, Inc. (d)*	600	1,200
Entegris, Inc. *	14,299	123,400
Entropic Communications, Inc. (d)*	8,000	70,080
Evergreen Solar, Inc. (d)*	167	242
Exar Corp. *	9,834	60,086
Fairchild Semiconductor International, Inc. *	14,600	306,162
FEI Co. *	4,500	146,070
First Solar, Inc. (d)*	6,400	893,248
FormFactor, Inc. *	5,500	57,035
GSI Technology, Inc. *	8,500	75,735
GT Solar International, Inc. *	7,500	83,775
Hittite Microwave Corp. *	4,500	289,755
Integrated Device Technology, Inc. *	16,120	131,136
Integrated Silicon Solutions, Inc. *	6,038	58,327
Intel Corp.	658,332	15,266,719
International Rectifier Corp. *	8,600	297,216
Intersil Corp., Class A	15,364	226,926
IXYS Corp. *	6,900	109,434
KLA-Tencor Corp.	19,500	856,050
Kopin Corp. *	2,500	12,025
Kulicke & Soffa Industries, Inc. *	10,400	94,224
Lam Research Corp. *	15,600	753,636
Lattice Semiconductor Corp. *	12,100	82,159
Linear Technology Corp.	25,000	870,000
LSI Corp. *	73,387	537,927
Marvell Technology Group Ltd. *	65,400	1,009,122
Maxim Integrated Products, Inc.	35,000	956,900
MEMC Electronic Materials, Inc. *	27,300	322,959
Micrel, Inc.	6,800	87,108
Microchip Technology, Inc.	21,975	901,854
Micron Technology, Inc. *	116,199	1,311,887
Microsemi Corp. *	10,652	251,387
MIPS Technologies, Inc. *	7,100	59,072
MKS Instruments, Inc.	6,300	178,794
Monolithic Power Systems *	3,500	59,430
MoSys, Inc. *	1,200	7,428
Nanometrics, Inc. *	3,300	53,361
National Semiconductor Corp.	29,200	704,304
Netlogic Microsystems, Inc. *	6,000	258,780
Novellus Systems, Inc. *	11,171	358,589
NVIDIA Corp. *	69,000	1,380,000
OmniVision Technologies, Inc. *	7,800	262,080
ON Semiconductor Corp. *	50,665	532,489
Pericom Semiconductor Corp. *	6,600	59,994
Photronics, Inc. *	12,900	112,617
PLX Technology, Inc. *	1,300	4,459
PMC-Sierra, Inc. *	22,800	182,856
Power Integrations, Inc.	3,000	121,020
Rambus, Inc. *	13,700	272,630
RF Micro Devices, Inc. *	30,020	199,933
Rudolph Technologies, Inc. *	1,318	14,907
Semtech Corp. *	6,000	168,420
Silicon Image, Inc. *	9,000	74,880
Silicon Laboratories, Inc. *	5,000	217,900
Skyworks Solutions, Inc. *	22,689	713,796
Spansion, Inc. *	4,000	78,800
Standard Microsystems Corp. *	3,600	97,740
SunPower Corp., Class A (d)*	10,300	224,231
Supertex, Inc. *	4,900	105,791
Teradyne, Inc. *	21,559	347,100
Tessera Technologies, Inc. *	6,000	118,560
Texas Instruments, Inc.	143,397	5,094,895
Trident Microsystems, Inc. *	5,000	5,050
TriQuint Semiconductor, Inc. *	19,310	265,899
Ultratech, Inc. *	4,800	150,288
Varian Semiconductor Equipment Associates, Inc. *	7,875	330,199
Veeco Instruments, Inc. (d)*	5,500	281,215
Volterra Semiconductor Corp. *	3,000	78,870
Xilinx, Inc.	31,600	1,101,576
Zoran Corp. *	4,261	44,613

		52,568,521

Software & Services 8.5%
Accelrys, Inc. *	13,264	100,408
Accenture plc, Class A	83,500	4,770,355
ACI Worldwide, Inc. *	5,200	171,808
Activision Blizzard, Inc.	99,732	1,135,947

See financial notes 45

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Actuate Corp. *	5,862	34,175
Acxiom Corp. *	13,300	193,648
Adobe Systems, Inc. *	62,210	2,087,145
Advent Software, Inc. *	8,200	223,286
Akamai Technologies, Inc. *	22,138	762,433
Alliance Data Systems Corp. *	6,600	627,000
Ancestry.com, Inc. *	3,000	137,100
ANSYS, Inc. *	10,786	596,358
AOL, Inc. *	11,122	226,666
Ariba, Inc. *	11,570	402,289
Autodesk, Inc. *	27,300	1,227,954
Automatic Data Processing, Inc.	59,600	3,239,260
Blackbaud, Inc.	6,000	165,960
Blackboard, Inc. (d)*	3,000	144,330
BMC Software, Inc. *	29,000	1,456,670
Bottomline Technologies, Inc. *	5,000	138,900
Broadridge Financial Solutions, Inc.	15,025	349,181
CA, Inc.	50,508	1,241,992
CACI International, Inc., Class A *	4,100	250,551
Cadence Design Systems, Inc. *	30,100	312,438
Cardtronics, Inc. *	5,000	106,250
CIBER, Inc. *	7,300	41,756
Citrix Systems, Inc. *	22,000	1,855,480
Cognizant Technology Solutions Corp., Class A *	35,200	2,918,080
Computer Sciences Corp.	18,238	929,773
Compuware Corp. *	27,900	316,107
Constant Contact, Inc. *	3,000	83,130
Convergys Corp. *	10,500	152,250
CoreLogic, Inc. *	13,800	254,058
CSG Systems International, Inc. *	5,400	114,696
DealerTrack Holdings, Inc. *	3,100	69,626
Deltek, Inc. *	3,000	22,500
Digimarc Corp. *	2,142	57,813
Digital River, Inc. *	5,100	165,954
DST Systems, Inc.	8,100	399,411
Dynamics Research Corp. *	1,200	17,832
EarthLink, Inc.	17,050	140,151
EasyLink Services International Corp., Class A *	12,500	52,125
eBay, Inc. *	133,848	4,604,371
Ebix, Inc. *	3,000	68,550
Edgewater Technology, Inc. *	767	2,508
Electronic Arts, Inc. *	40,400	815,272
eLoyalty Corp. *	190	1,315
Epicor Software Corp. *	6,000	75,000
EPIQ Systems, Inc.	3,825	54,430
Equinix, Inc. *	5,565	560,173
Euronet Worldwide, Inc. *	5,500	103,125
Exlservice Holdings, Inc. *	8,000	165,760
FactSet Research Systems, Inc.	5,250	574,402
Fair Isaac Corp.	7,744	231,391
FalconStor Software, Inc. *	1,200	5,112
Fidelity National Information Services, Inc.	38,506	1,274,549
Fiserv, Inc. *	18,300	1,121,973
Forrester Research, Inc.	4,100	161,991
Fortinet, Inc. *	5,000	243,500
Gartner, Inc. *	10,300	441,973
Genpact Ltd. *	15,000	241,350
Global Cash Access Holdings, Inc. *	21,600	71,280
Global Payments, Inc.	9,240	491,938
Google, Inc., Class A *	29,950	16,295,795
GSE Systems, Inc. *	2,424	5,381
Hackett Group, Inc. *	1,700	7,378
IAC/InterActiveCorp *	15,672	565,916
iGATE Corp.	9,600	162,816
Informatica Corp. *	10,200	571,302
Information Services Group, Inc. *	7,500	17,475
InfoSpace, Inc. *	3,872	34,848
Interactive Intelligence, Inc. *	7,500	280,650
Internap Network Services Corp. *	9,500	76,855
International Business Machines Corp.	146,310	24,957,560
IntraLinks Holdings, Inc. *	3,000	95,280
Intuit, Inc. *	36,430	2,024,051
j2 Global Communications, Inc. *	6,000	176,760
Jack Henry & Associates, Inc.	9,300	315,921
JDA Software Group, Inc. *	4,500	147,465
Lawson Software, Inc. *	14,500	160,515
Lender Processing Services, Inc.	11,157	328,351
Lionbridge Technologies, Inc. *	12,400	41,788
LookSmart Ltd. *	480	931
Magma Design Automation, Inc. *	10,700	68,052
Manhattan Associates, Inc. *	4,300	155,445
ManTech International Corp., Class A *	5,000	219,450
Mastech Holdings, Inc. *	640	2,483
MasterCard, Inc., Class A	12,700	3,503,803
MAXIMUS, Inc.	4,200	335,958
Mentor Graphics Corp. *	11,200	165,200
MICROS Systems, Inc. *	22,000	1,144,440
Microsoft Corp.	895,250	23,294,405
MicroStrategy, Inc., Class A *	856	120,953
ModusLink Global Solutions, Inc.	10,450	54,758
MoneyGram International, Inc. *	15,500	61,380
Monotype Imaging Holdings, Inc. *	4,500	61,200
Monster Worldwide, Inc. *	14,300	234,663
Move, Inc. *	34,520	82,503
NetScout Systems, Inc. *	7,300	186,807
NetSuite, Inc. *	3,500	121,135
NeuStar, Inc., Class A *	9,300	250,077
Nuance Communications, Inc. *	28,474	589,412
OpenTable, Inc. *	2,500	278,225
Openwave Systems, Inc. *	7,771	16,319
OPNET Technologies, Inc.	5,100	199,716
Oracle Corp.	459,949	16,581,161
Parametric Technology Corp. *	12,680	307,744
Paychex, Inc.	38,900	1,272,419
PRGX Global, Inc. *	2,000	15,680
Progress Software Corp. *	6,300	186,795
Quest Software, Inc. *	7,700	198,352
Rackspace Hosting, Inc. *	9,500	438,805
Radiant Systems, Inc. *	6,800	135,456
RealNetworks, Inc. *	18,900	69,930
Red Hat, Inc. *	22,600	1,072,822
Reis, Inc. *	1,400	13,664
Renaissance Learning, Inc.	2,100	25,179
RightNow Technologies, Inc. *	3,000	108,540
Rovi Corp. *	12,812	622,151
S1 Corp. *	12,930	88,829

46 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Saba Software, Inc. *	4,549	46,172
SAIC, Inc. *	44,000	765,600
Salesforce.com, Inc. *	14,000	1,940,400
Sapient Corp. *	12,100	152,763
SAVVIS, Inc. *	4,000	157,440
Solera Holdings, Inc.	8,000	440,000
SRA International, Inc., Class A *	5,000	154,950
StarTek, Inc. *	3,900	21,216
Support.com, Inc. *	11,600	66,468
Symantec Corp. *	93,673	1,840,674
Synopsys, Inc. *	16,684	456,975
Syntel, Inc.	2,500	136,700
Take-Two Interactive Software, Inc. *	9,000	145,620
Taleo Corp., Class A *	4,500	163,215
TeleCommunication Systems, Inc., Class A *	10,800	49,788
TeleTech Holdings, Inc. *	5,000	99,350
Teradata Corp. *	23,800	1,330,896
The Ultimate Software Group, Inc. *	3,000	168,000
THQ, Inc. *	11,925	48,177
TIBCO Software, Inc. *	19,000	569,810
TiVo, Inc. *	13,000	124,410
Total System Services, Inc.	28,204	531,645
Tyler Technologies, Inc. *	4,000	99,160
Unisys Corp. *	4,000	118,720
United Online, Inc.	12,150	80,190
ValueClick, Inc. *	8,500	142,375
VeriFone Systems, Inc. *	9,600	526,272
VeriSign, Inc.	20,875	771,540
Virtusa Corp. *	3,000	55,980
Visa, Inc., Class A	59,900	4,679,388
VistaPrint N.V. *	4,500	244,800
VMware, Inc., Class A *	13,100	1,250,133
Web.com Group, Inc. *	223	3,519
WebMD Health Corp. *	7,074	409,372
Websense, Inc. *	7,500	193,425
Western Union Co.	78,932	1,677,305
Wright Express Corp. *	4,500	253,485
Yahoo!, Inc. *	147,144	2,611,806

		160,081,497

Technology Hardware & Equipment 6.5%
Acme Packet, Inc. *	4,000	330,440
ADTRAN, Inc.	7,000	288,890
Agilysys, Inc. *	4,860	25,369
Amphenol Corp., Class A	21,600	1,207,656
Anaren, Inc. *	5,300	87,927
Anixter International, Inc.	3,300	247,962
Apple, Inc. *	110,000	38,305,300
Arris Group, Inc. *	12,775	153,300
Arrow Electronics, Inc. *	14,000	638,260
Aruba Networks, Inc. *	7,000	251,510
Aviat Networks, Inc. *	10,677	54,666
Avid Technology, Inc. *	3,756	69,786
Avnet, Inc. *	17,788	646,060
AVX Corp.	14,000	228,340
Benchmark Electronics, Inc. *	7,830	132,327
Black Box Corp.	1,700	59,398
Blue Coat Systems, Inc. *	4,180	120,384
Brightpoint, Inc. *	7,454	75,434
Brocade Communications Systems, Inc. *	51,035	318,969
Checkpoint Systems, Inc. *	4,600	96,876
Ciena Corp. *	9,970	281,553
Cisco Systems, Inc.	663,909	11,658,242
Cognex Corp.	4,900	153,272
Coherent, Inc. *	2,800	175,028
Comtech Telecommunications Corp.	2,175	61,553
Corning, Inc.	188,807	3,953,619
CTS Corp.	8,800	96,712
Daktronics, Inc.	8,700	93,351
DDi Corp.	5,501	52,865
Dell, Inc. *	203,400	3,154,734
DG Fastchannel, Inc. *	3,000	109,770
Diebold, Inc.	7,300	246,740
Digi International, Inc. *	6,000	70,860
Dolby Laboratories, Inc., Class A *	8,800	440,528
DTS, Inc. *	2,000	88,120
Echelon Corp. *	7,200	68,472
EchoStar Corp., Class A *	7,540	279,583
Electro Rent Corp.	5,100	80,325
Electro Scientific Industries, Inc. *	4,800	78,960
Electronics for Imaging, Inc. *	6,400	114,944
EMC Corp. *	245,686	6,962,741
EMS Technologies, Inc. *	4,500	113,670
Emulex Corp. *	8,900	86,241
Extreme Networks, Inc. *	19,500	61,035
F5 Networks, Inc. *	9,400	952,784
Finisar Corp. *	9,000	252,810
FLIR Systems, Inc.	18,600	655,092
Frequency Electronics, Inc. *	500	5,140
Gerber Scientific, Inc. *	8,900	85,084
Harmonic, Inc. *	9,842	81,492
Harris Corp.	14,000	743,820
Hewlett-Packard Co.	265,636	10,723,725
Hutchinson Technology, Inc. *	6,000	16,020
I.D. Systems, Inc. *	5,500	24,640
Identive Group, Inc. *	1,200	4,152
Imation Corp. *	5,500	56,485
Immersion Corp. *	4,300	31,132
Infinera Corp. *	10,500	82,110
Ingram Micro, Inc., Class A *	16,900	316,537
Insight Enterprises, Inc. *	4,650	79,794
Intellicheck Mobilisa, Inc. *	500	515
InterDigital, Inc.	4,500	208,305
Intermec, Inc. *	5,600	64,288
IPG Photonics Corp. *	2,900	201,434
Itron, Inc. *	4,500	244,935
Ixia *	8,200	133,988
Jabil Circuit, Inc.	22,400	444,416
JDS Uniphase Corp. *	26,053	542,945
Juniper Networks, Inc. *	63,565	2,436,446
L-1 Identity Solutions, Inc. (d)*	9,256	108,573
LeCroy Corp. *	5,400	70,524
Lexmark International, Inc., Class A *	10,900	351,525
LightPath Technologies, Inc., Class A (d)*	75	124
Littelfuse, Inc.	2,000	124,420
Maxwell Technologies, Inc. *	4,500	80,235

See financial notes 47

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Measurement Specialties, Inc. *	3,200	111,296
Mercury Computer Systems, Inc. *	3,600	69,516
Methode Electronics, Inc.	6,600	81,576
MOCON, Inc.	600	8,694
Molex, Inc.	16,125	435,375
Motorola Mobility Holdings, Inc. *	31,556	822,349
Motorola Solutions, Inc. *	38,779	1,779,181
MTS Systems Corp.	3,781	167,385
Multi-Fineline Electronix, Inc. *	2,500	66,575
National Instruments Corp.	11,512	349,274
NCR Corp. *	23,800	471,478
NetApp, Inc. *	44,500	2,313,110
NETGEAR, Inc. *	3,000	125,250
Network Equipment Technologies, Inc. *	8,500	28,645
Newport Corp. *	4,200	78,666
Oplink Communications, Inc. *	4,157	82,309
OSI Systems, Inc. *	3,700	142,043
Park Electrochemical Corp.	3,600	115,092
ParkerVision, Inc. *	400	253
PC Connection, Inc. *	7,000	62,160
PC-Tel, Inc. *	8,900	64,970
Performance Technologies, Inc. *	1,600	3,472
Plantronics, Inc.	6,000	222,420
Plexus Corp. *	3,700	135,013
Polycom, Inc. *	9,200	550,436
Power-One, Inc. (d)*	9,500	78,470
Presstek, Inc. *	5,100	9,282
Pulse Electronics Corp.	11,500	68,770
QLogic Corp. *	17,044	306,451
QUALCOMM, Inc.	197,100	11,203,164
RadiSys Corp. *	7,200	63,432
Research Frontiers, Inc. (d)*	2,800	16,436
Richardson Electronics Ltd.	4,800	64,704
Riverbed Technology, Inc. *	15,500	544,670
Rofin-Sinar Technologies, Inc. *	3,800	164,578
Rogers Corp. *	2,500	103,800
SanDisk Corp. *	28,000	1,375,920
Sanmina-SCI Corp. *	8,500	99,620
ScanSource, Inc. *	3,200	114,464
SeaChange International, Inc. *	6,350	68,008
Seagate Technology plc *	57,066	1,005,503
Sonus Networks, Inc. *	19,400	76,436
STEC, Inc. (d)*	3,500	73,220
Stratasys, Inc. *	2,700	145,395
Sycamore Networks, Inc.	2,790	68,355
Symmetricom, Inc. *	11,950	72,895
Synaptics, Inc. *	5,250	149,205
SYNNEX Corp. *	3,000	100,590
TE Connectivity Ltd.	55,200	1,978,920
Tech Data Corp. *	5,300	281,589
Tekelec *	8,700	72,645
Tellabs, Inc.	38,064	187,275
TESSCO Technologies, Inc.	4,025	47,455
Tollgrade Communications, Inc. *	7,600	76,684
TransAct Technologies, Inc. *	1,500	17,370
Trimble Navigation Ltd. *	14,792	692,857
TTM Technologies, Inc. *	7,900	151,048
UTStarcom, Inc. *	36,000	92,520
ViaSat, Inc. *	3,500	139,720
Vishay Intertechnology, Inc. *	36,688	700,007
Vishay Precision Group, Inc. *	5,620	92,730
Western Digital Corp. *	26,200	1,042,760
Xerox Corp.	164,056	1,655,325
Xybernaut Corp. (a)(c)*	1,400	—
Zebra Technologies Corp., Class A *	6,375	250,474
Zygo Corp. *	7,000	104,650

		122,789,197

Telecommunication Services 2.7%
AboveNet, Inc.	3,000	200,250
Alaska Communication Systems Group, Inc.	5,000	48,350
American Tower Corp., Class A *	48,800	2,552,728
AT&T, Inc.	711,556	22,143,623
Atlantic Tele-Network, Inc.	3,250	119,373
CenturyLink, Inc.	64,287	2,621,624
Cincinnati Bell, Inc. *	22,268	66,581
Clearwire Corp., Class A (d)*	23,100	112,266
Cogent Communications Group, Inc. *	3,900	56,589
Consolidated Communications Holdings, Inc.	5,622	103,389
Crown Castle International Corp. *	30,776	1,319,059
Frontier Communications Corp.	113,868	941,688
General Communication, Inc., Class A *	10,500	120,750
Global Crossing Ltd. *	4,600	107,548
HickoryTech Corp.	4,600	43,700
Leap Wireless International, Inc. *	5,700	84,588
Level 3 Communications, Inc. *	192,000	299,520
MetroPCS Communications, Inc. *	33,000	555,390
NII Holdings, Inc. *	19,900	827,442
NTELOS Holdings Corp.	3,000	59,190
PAETEC Holding Corp. *	8,500	30,600
Premiere Global Services, Inc. *	5,100	40,341
SBA Communications Corp., Class A *	12,800	494,464
Shenandoah Telecommunications Co.	2,500	47,050
Sprint Nextel Corp. *	358,030	1,854,596
SureWest Communications *	5,500	80,135
Telephone & Data Systems, Inc.	10,600	355,736
tw telecom, Inc. *	17,000	366,180
United States Cellular Corp. *	9,100	448,084
USA Mobility, Inc.	5,500	84,975
Verizon Communications, Inc.	338,072	12,772,360
Warwick Valley Telephone Co.	1,100	16,500
Windstream Corp.	51,709	662,392

		49,637,061

Transportation 1.9%
AirTran Holdings, Inc. *	14,300	107,393
Alaska Air Group, Inc. *	4,400	289,828
Alexander & Baldwin, Inc.	3,400	179,180
AMERCO *	3,900	396,708
AMR Corp. *	35,700	209,559
Arkansas Best Corp.	1,100	25,311
Atlas Air Worldwide Holdings, Inc. *	3,000	206,730
Avis Budget Group, Inc. *	3,000	56,880

48 See financial notes

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
C.H. Robinson Worldwide, Inc.	21,000	1,683,780
Con-way, Inc.	5,500	214,060
Covenant Transport Group, Inc., Class A *	3,000	28,620
CSX Corp.	42,700	3,360,063
Delta Air Lines, Inc. *	92,000	954,960
Dollar Thrifty Automotive Group, Inc. *	3,500	241,255
Expeditors International of Washington, Inc.	24,200	1,313,334
FedEx Corp.	35,563	3,402,312
Forward Air Corp.	2,600	87,412
Genco Shipping & Trading Ltd. (d)*	5,500	46,145
Genesee & Wyoming, Inc., Class A *	3,000	185,940
Heartland Express, Inc.	8,941	154,232
Hertz Global Holdings, Inc. *	37,000	636,770
Horizon Lines, Inc., Class A (d)	5,200	9,204
Hub Group, Inc., Class A *	4,400	177,232
J.B. Hunt Transport Services, Inc.	13,000	619,840
JetBlue Airways Corp. *	23,462	132,795
Kansas City Southern *	10,550	613,060
Kirby Corp. *	5,600	317,968
Knight Transportation, Inc.	9,050	162,991
Landstar System, Inc.	15,200	720,480
MAIR Holdings, Inc. (a)(c)*	1,100	3,300
Norfolk Southern Corp.	42,000	3,136,560
Old Dominion Freight Line, Inc. *	6,075	227,326
Pacer International, Inc. *	2,800	16,772
Park-Ohio Holdings Corp. *	2,600	55,432
Pinnacle Airlines Corp. *	7,500	40,875
Republic Airways Holdings, Inc. *	7,500	40,463
Ryder System, Inc.	6,400	342,400
Saia, Inc. *	6,100	101,260
SkyWest, Inc.	7,000	115,710
Southwest Airlines Co.	85,125	1,000,219
Swift Transporation Co. *	8,000	112,240
Union Pacific Corp.	59,500	6,156,465
United Continental Holdings, Inc. *	35,900	819,238
United Parcel Service, Inc., Class B	84,380	6,325,969
US Airways Group, Inc. *	17,400	158,166
UTI Worldwide, Inc.	11,300	253,233
Werner Enterprises, Inc.	5,832	152,623

		35,592,293

Utilities 3.3%
AGL Resources, Inc.	9,800	406,798
ALLETE, Inc.	5,233	211,884
Alliant Energy Corp.	11,800	466,572
Ameren Corp.	28,100	823,611
American Electric Power Co., Inc.	57,520	2,098,330
American States Water Co.	2,000	69,820
American Water Works Co., Inc.	22,200	652,236
Aqua America, Inc.	15,094	340,370
Atmos Energy Corp.	9,200	320,988
Avista Corp.	7,800	189,930
Black Hills Corp.	3,900	135,525
California Water Service Group	3,000	113,160
Calpine Corp. *	39,900	668,325
CenterPoint Energy, Inc.	48,500	902,100
Central Vermont Public Service Corp.	6,200	145,142
CH Energy Group, Inc.	1,900	101,878
Chesapeake Utilities Corp.	647	27,685
Cleco Corp.	6,400	224,640
CMS Energy Corp.	29,900	592,020
Consolidated Edison, Inc.	34,400	1,792,928
Constellation Energy Group, Inc.	21,500	783,030
Dominion Resources, Inc.	68,580	3,183,484
DPL, Inc.	14,452	437,751
DTE Energy Co.	20,301	1,025,810
Duke Energy Corp.	157,556	2,938,419
Dynegy, Inc. *	15,416	97,737
Edison International	34,710	1,363,062
El Paso Electric Co. *	5,300	164,194
Energen Corp.	8,200	533,082
Entergy Corp.	21,700	1,512,924
Exelon Corp.	79,474	3,349,829
FirstEnergy Corp.	49,656	1,984,254
GenOn Energy, Inc. *	86,304	339,175
Great Plains Energy, Inc.	14,341	295,138
Hawaiian Electric Industries, Inc.	10,700	272,743
IDACORP, Inc.	4,200	164,682
Integrys Energy Group, Inc.	7,540	394,794
ITC Holdings Corp.	5,000	354,650
MDU Resources Group, Inc.	19,425	464,063
MGE Energy, Inc.	2,000	84,020
Middlesex Water Co.	3,000	56,640
National Fuel Gas Co.	8,800	645,040
New Jersey Resources Corp.	6,225	272,531
NextEra Energy, Inc.	48,900	2,766,273
Nicor, Inc.	6,000	332,580
NiSource, Inc.	36,864	717,005
Northeast Utilities	20,124	716,414
Northwest Natural Gas Co.	5,700	263,568
NorthWestern Corp.	7,100	231,105
NRG Energy, Inc. *	30,600	740,520
NSTAR	13,734	635,884
NV Energy, Inc.	27,976	424,955
OGE Energy Corp.	12,500	664,625
ONEOK, Inc.	12,900	902,226
Ormat Technologies, Inc.	2,800	69,720
Otter Tail Corp.	4,100	95,858
Pepco Holdings, Inc.	26,300	506,801
PG&E Corp.	48,000	2,211,840
Piedmont Natural Gas Co., Inc.	6,300	200,025
Pinnacle West Capital Corp.	17,800	772,342
PNM Resources, Inc.	8,500	130,305
Portland General Electric Co.	8,200	204,672
PPL Corp.	58,200	1,596,426
Progress Energy, Inc.	34,959	1,658,805
Public Service Enterprise Group, Inc.	60,300	1,939,851
Questar Corp.	19,200	337,344
SCANA Corp.	12,405	515,056
Sempra Energy	26,675	1,469,792
South Jersey Industries, Inc.	2,500	143,625
Southern Co.	100,100	3,907,904
Southwest Gas Corp.	11,600	461,332
TECO Energy, Inc.	26,700	514,509
The AES Corp. *	93,396	1,236,563

See financial notes 49

 Schwab Total Stock Market Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Empire District Electric Co.	3,500	78,540
The Laclede Group, Inc.	3,300	126,621
UGI Corp.	10,700	356,310
UIL Holdings Corp.	6,166	196,202
Unisource Energy Corp.	3,800	141,094
Unitil Corp.	600	15,156
Vectren Corp.	8,766	250,532
Westar Energy, Inc.	11,700	318,357
WGL Holdings, Inc.	6,000	237,120
Wisconsin Energy Corp.	28,300	883,243
Xcel Energy, Inc.	53,395	1,299,100

		61,271,194

Total Common Stock
(Cost $1,373,641,262)		1,849,782,064

Rights 0.0% of net assets

Banks 0.0%
Central Pacific Financial Corp. *	169	921

Consumer Services 0.0%
Empire Resorts, Inc. (a)(c)*	3,000	—

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Indevus Pharmaceuticals, Inc. (a)(c)*	1,800	—

Total Rights
(Cost $33,067)		921

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investments 1.3% of net assets

Time Deposit 1.1%
Citibank
0.03%, 05/02/11	21,396,794	21,396,794

U.S. Treasury Obligations 0.2%
U.S. Treasury Bills
0.01%, 06/16/11 (e)	800,000	799,941
0.02%, 06/16/11 (e)	150,000	149,989
0.09%, 06/16/11 (e)	1,725,000	1,724,873

		2,674,803

Total Short-Term Investments
(Cost $24,071,592)		24,071,597

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.4% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	8,165,492	8,165,492

Total Collateral Invested for Securities on Loan
(Cost $8,165,492)		8,165,492

End of collateral invested for securities on loan.

At 04/30/11 tax basis cost of the fund’s investments was $1,405,272,451 and the unrealized appreciation and depreciation were $613,616,277 and ($145,034,146), respectively, with a net unrealized appreciation of $468,582,131.

*	Non-income producing security.
(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $3,300 or 0.0% of net assets.
(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security is held as collateral for open futures contracts.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 04/30/11.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contracts

Russell 2000 Index, mini, Long, expires 06/17/11	135	11,662,650	651,814
S&P 500 Index, e-mini, Long, expires 06/17/11	185	12,577,225	454,314

Net unrealized gains			1,106,128

50 See financial notes

 Schwab International Index Fund

Portfolio Holdings as of April 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	1,069,692,847	1,636,728,791
0.2%		Preferred Stock	2,548,297	3,955,649
0.0%		Warrants	13,912	76
0.1%		Other Investment Company	1,824,900	1,903,800
0.1%		Short-Term Investment	1,634,205	1,634,205

99.6%		Total Investments	1,075,714,161	1,644,222,521
3.2%		Collateral Invested for Securities on Loan	52,955,169	52,955,169
(2	.8)%	Other Assets and Liabilities, Net		(46,481,029)

100.0%		Total Net Assets		1,650,696,661

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 7.6%

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	405,912	10,812,384
Commonwealth Bank of Australia	244,428	14,429,256
National Australia Bank Ltd.	338,583	10,080,548
Westpac Banking Corp.	476,406	13,005,947

		48,328,135

Diversified Financials 0.1%
Macquarie Group Ltd.	53,287	2,060,134

Energy 0.4%
Origin Energy Ltd.	164,755	2,955,552
Woodside Petroleum Ltd.	80,731	4,151,400

		7,106,952

Food & Staples Retailing 0.8%
Wesfarmers Ltd.	182,395	6,681,777
Woolworths Ltd.	198,156	5,766,557

		12,448,334

Food, Beverage & Tobacco 0.1%
Foster’s Group Ltd.	304,146	1,877,145

Insurance 0.3%
QBE Insurance Group Ltd.	163,410	3,357,130
Suncorp Group Ltd.	198,080	1,812,531

		5,169,661

Materials 2.4%
BHP Billiton Ltd.	529,706	26,818,792
Fortescue Metals Group Ltd.	178,746	1,211,509
Newcrest Mining Ltd.	120,481	5,487,285
Rio Tinto Ltd.	70,508	6,382,776

		39,900,362

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	88,346	3,333,781

Real Estate 0.3%
Westfield Group	341,822	3,387,368
Westfield Retail Trust	341,822	992,878

		4,380,246

Telecommunication Services 0.1%
Telstra Corp., Ltd.	350,763	1,120,373

		125,725,123

Austria 0.2%

Banks 0.1%
Erste Group Bank AG	36,594	1,847,527

Energy 0.1%
OMV AG	23,936	1,091,254

Utilities 0.0%
Verbund AG	11,898	537,847

		3,476,628

Belgium 0.7%

Banks 0.1%
KBC GROEP N.V. *	31,902	1,298,633

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A. (b)	12,176	1,206,589

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	119,225	7,608,690

Telecommunication Services 0.1%
Belgacom S.A. (b)	25,283	994,131

		11,108,043

Canada 9.8%

Banks 2.9%
Bank of Montreal	88,575	5,817,313
Bank of Nova Scotia	164,804	10,048,663
Canadian Imperial Bank of Commerce	62,310	5,394,295
Royal Bank of Canada (b)	224,668	14,152,315
The Toronto-Dominion Bank	138,132	11,959,809

		47,372,395

Energy 3.0%
Cameco Corp.	63,109	1,862,955
Canadian Natural Resources Ltd.	173,876	8,179,698
Canadian Oil Sands Ltd.	37,447	1,291,835
Cenovus Energy, Inc.	118,700	4,564,082
Enbridge, Inc.	58,680	3,814,216
Encana Corp.	115,562	3,882,805
Husky Energy, Inc.	36,410	1,139,075
Imperial Oil Ltd.	41,159	2,175,078
Nexen, Inc.	79,674	2,107,742

See financial notes 51

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Suncor Energy, Inc.	248,999	11,476,876
Talisman Energy, Inc.	156,442	3,778,153
TransCanada Corp.	108,582	4,671,958

		48,944,473

Food & Staples Retailing 0.0%
Loblaw Cos., Ltd.	15,800	665,966

Insurance 0.7%
Great-West Lifeco, Inc.	41,000	1,180,838
Manulife Financial Corp.	273,997	4,920,160
Power Corp. of Canada	50,603	1,522,663
Power Financial Corp.	36,366	1,209,573
Sun Life Financial, Inc.	87,057	2,849,607

		11,682,841

Materials 2.1%
Agnico-Eagle Mines Ltd.	25,140	1,751,550
Agrium, Inc.	24,800	2,247,897
Barrick Gold Corp.	156,421	7,988,440
Goldcorp, Inc.	117,251	6,554,358
Ivanhoe Mines Ltd. *	44,390	1,163,997
Kinross Gold Corp.	170,891	2,709,259
Potash Corp. of Saskatchewan, Inc.	140,940	7,961,996
Teck Resources Ltd., Class B	75,200	4,087,656

		34,465,153

Media 0.1%
Thomson Reuters Corp.	59,900	2,428,541

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	76,329	2,570,250

Technology Hardware & Equipment 0.2%
Research In Motion Ltd. *	73,648	3,587,630

Telecommunication Services 0.3%
BCE, Inc.	39,549	1,482,226
Rogers Communications, Inc., Class B	75,678	2,864,270

		4,346,496

Transportation 0.3%
Canadian National Railway Co.	75,278	5,839,087

		161,902,832

China 0.1%

Household & Personal Products 0.0%
Hengan International Group Co., Ltd.	122,000	953,544

Retailing 0.1%
Belle International Holdings Ltd.	696,000	1,362,247

		2,315,791

Denmark 0.9%

Banks 0.2%
Danske Bank A/S *	114,220	2,742,934

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	16,473	1,954,603

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, Class B	53,846	6,816,539

Transportation 0.2%
AP Moller - Maersk A/S, Series A	85	835,926
AP Moller - Maersk A/S, Series B	168	1,702,694

		2,538,620

		14,052,696

Finland 0.8%

Capital Goods 0.1%
Kone Oyj, Class B	32,328	2,024,865

Insurance 0.2%
Sampo Oyj, Class A	72,768	2,449,815

Technology Hardware & Equipment 0.3%
Nokia Corp. Oyj	598,961	5,517,859

Utilities 0.2%
Fortum Oyj	68,837	2,369,969

		12,362,508

France 10.5%

Automobiles & Components 0.3%
Cie Generale des Etablissements Michelin, Class B	24,141	2,419,750
Renault S.A. *	31,415	1,912,885

		4,332,635

Banks 1.5%
BNP Paribas	168,686	13,335,377
Credit Agricole S.A.	168,718	2,806,446
Natixis *	134,252	771,716
Societe Generale	118,741	7,935,200

		24,848,739

Capital Goods 1.6%
Alstom S.A.	31,808	2,114,839
Areva S.A.	7,200	331,872
Bouygues S.A. (b)	35,016	1,742,584
Compagnie de Saint-Gobain	69,118	4,769,114
Safran S.A. (b)	32,911	1,276,809
Schneider Electric S.A. (b)	42,444	7,498,699
Vallourec S.A.	16,512	2,059,980
Vinci S.A.	85,628	5,715,798

		25,509,695

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	8,936	1,433,490
Hermes International	11,517	2,697,204
LVMH Moet Hennessy Louis Vuitton S.A.	41,214	7,399,446

		11,530,140

Energy 1.4%
Total S.A.	370,663	23,737,764

Food & Staples Retailing 0.3%
Carrefour S.A.	95,694	4,534,181

Food, Beverage & Tobacco 0.6%
DANONE S.A.	102,914	7,534,981
Pernod Ricard S.A.	26,749	2,686,823

		10,221,804

Health Care Equipment & Services 0.2%
Essilor International S.A.	33,033	2,765,928

52 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.3%
L’Oreal S.A. (b)	38,849	4,924,644

Insurance 0.4%
AXA S.A. (b)	290,096	6,503,384
CNP Assurances	18,752	430,319

		6,933,703

Materials 0.5%
Air Liquide S.A.	45,119	6,666,519
Lafarge S.A.	28,029	1,984,515

		8,651,034

Media 0.4%
Vivendi	194,034	6,083,919

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	172,031	13,610,574

Real Estate 0.2%
Unibail-Rodamco SE	14,287	3,342,517

Retailing 0.1%
PPR	11,455	2,047,995

Telecommunication Services 0.4%
France Telecom S.A.	307,725	7,211,338

Utilities 0.8%
EDF S.A.	44,728	1,881,426
GDF Suez (b)	220,011	8,996,091
Veolia Environnement	79,396	2,651,807

		13,529,324

		173,815,934

Germany 8.8%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	50,462	4,750,925
Continental AG *	7,851	787,190
Daimler AG - Reg’d	141,411	10,929,134
Volkswagen AG *	5,065	901,971

		17,369,220

Capital Goods 1.3%
MAN SE *	16,017	2,231,393
Siemens AG - Reg’d	128,695	18,719,818

		20,951,211

Consumer Durables & Apparel 0.1%
Adidas AG	31,986	2,383,700

Diversified Financials 0.7%
Deutsche Bank AG - Reg’d	147,521	9,607,939
Deutsche Boerse AG	29,888	2,481,264

		12,089,203

Food & Staples Retailing 0.1%
Metro AG	20,225	1,484,347

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	29,500	2,320,088

Household & Personal Products 0.1%
Beiersdorf AG	16,031	1,044,038
Henkel AG & Co. KGaA	19,449	1,104,168

		2,148,206

Insurance 1.0%
Allianz SE - Reg’d	72,345	11,366,200
Muenchener Rueckversicherungs-Gesellschaft AG - Reg’d	29,539	4,876,126

		16,242,326

Materials 1.4%
BASF SE *	145,851	14,976,548
K&S AG	22,567	1,822,630
Linde AG	26,142	4,704,660
ThyssenKrupp AG	50,861	2,338,345

		23,842,183

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Bayer AG - Reg’d	131,729	11,565,086
Merck KGaA	10,200	1,080,505

		12,645,591

Software & Services 0.5%
SAP AG	138,629	8,931,871

Telecommunication Services 0.5%
Deutsche Telekom AG - Reg’d	469,844	7,764,758

Transportation 0.2%
Deutsche Post AG - Reg’d *	135,202	2,672,079

Utilities 0.9%
E.ON AG	303,065	10,358,489
RWE AG	64,238	4,191,662

		14,550,151

		145,394,934

Hong Kong 2.3%

Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	582,000	1,829,535
Hang Seng Bank Ltd.	117,136	1,830,847

		3,660,382

Capital Goods 0.4%
Hutchison Whampoa Ltd.	333,370	3,812,588
Jardine Matheson Holdings Ltd.	46,800	2,251,212
Jardine Strategic Holdings Ltd.	32,000	908,823

		6,972,623

Consumer Services 0.1%
Sands China Ltd. *	377,200	1,059,887

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	168,018	3,842,245

Real Estate 0.9%
Cheung Kong (Holdings) Ltd.	210,656	3,324,666
Hang Lung Properties Ltd.	313,000	1,395,713
Henderson Land Development Co., Ltd.	159,000	1,091,338
Hongkong Land Holdings Ltd.	177,000	1,327,359
Sun Hung Kai Properties Ltd.	236,604	3,705,811
Swire Pacific Ltd., Class A	105,590	1,616,073
The Wharf Holdings Ltd.	243,100	1,783,934

		14,244,894

Retailing 0.1%
Li & Fung Ltd.	410,000	2,098,330

See financial notes 53

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Cathay Pacific Airways Ltd.	174,000	434,789
MTR Corp., Ltd.	213,500	779,544

		1,214,333

Utilities 0.3%
CLP Holdings Ltd.	300,580	2,472,346
Hong Kong & China Gas Co., Ltd.	656,720	1,631,067
Power Assets Holdings Ltd.	211,000	1,477,542

		5,580,955

		38,673,649

Ireland 0.3%

Materials 0.2%
CRH plc	115,056	2,856,073

Media 0.1%
WPP plc	196,368	2,572,117

		5,428,190

Israel 0.5%

Materials 0.1%
Israel Chemicals Ltd.	67,342	1,195,247

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	147,169	6,761,838

		7,957,085

Italy 3.0%

Automobiles & Components 0.1%
Fiat S.p.A. (b)	121,350	1,295,840

Banks 0.8%
Intesa Sanpaolo	1,478,100	4,909,439
UniCredit S.p.A.	3,071,213	7,909,330

		12,818,769

Capital Goods 0.1%
Fiat Industrial S.p.A. *	121,350	1,802,768

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	22,503	743,917

Energy 1.0%
Eni S.p.A.	443,295	11,868,617
Saipem S.p.A.	37,471	2,128,324
Tenaris S.A.	74,437	1,879,776

		15,876,717

Insurance 0.3%
Assicurazioni Generali S.p.A.	208,200	4,989,370

Telecommunication Services 0.1%
Telecom Italia S.p.A.	1,525,211	2,293,350

Transportation 0.1%
Atlantia S.p.A.	46,907	1,154,488

Utilities 0.5%
Enel S.p.A.	1,034,503	7,377,384
Snam Rete Gas S.p.A.	262,112	1,630,365

		9,007,749

		49,982,968

Japan 13.5%

Automobiles & Components 2.1%
Bridgestone Corp.	96,657	2,134,806
Denso Corp.	74,500	2,493,249
Honda Motor Co., Ltd.	247,439	9,512,572
Nissan Motor Co., Ltd.	333,796	3,211,622
Suzuki Motor Corp.	57,800	1,376,036
Toyota Motor Corp.	420,303	16,766,361

		35,494,646

Banks 1.4%
Mitsubishi UFJ Financial Group, Inc.	2,230,009	10,703,123
Mizuho Financial Group, Inc.	3,353,934	5,313,790
Sumitomo Mitsui Financial Group, Inc.	220,646	6,853,676

		22,870,589

Capital Goods 2.3%
Asahi Glass Co., Ltd.	152,000	1,929,839
Fanuc Corp.	29,500	4,938,280
ITOCHU Corp.	216,000	2,250,098
Komatsu Ltd.	140,609	4,957,786
Kubota Corp.	156,000	1,495,752
Marubeni Corp.	242,000	1,767,962
Mitsubishi Corp.	227,800	6,179,683
Mitsubishi Electric Corp.	302,000	3,362,253
Mitsubishi Heavy Industries Ltd.	547,000	2,613,756
Mitsui & Co., Ltd.	268,100	4,770,859
Nidec Corp.	15,300	1,337,351
Sumitomo Corp.	183,000	2,524,454

		38,128,073

Consumer Durables & Apparel 0.6%
Panasonic Corp.	293,912	3,614,044
Sharp Corp.	128,785	1,184,902
Sony Corp.	160,500	4,531,793

		9,330,739

Diversified Financials 0.2%
Nomura Holdings, Inc.	588,200	3,004,841

Energy 0.3%
Inpex Corp.	337	2,590,784
JX Holdings, Inc.	348,000	2,450,854

		5,041,638

Food & Staples Retailing 0.2%
Seven & i Holdings Co., Ltd.	116,803	2,939,476

Food, Beverage & Tobacco 0.3%
Japan Tobacco, Inc.	704	2,735,952
Kirin Holdings Co., Ltd.	136,000	1,913,705

		4,649,657

Health Care Equipment & Services 0.1%
Terumo Corp.	22,500	1,254,827

Household & Personal Products 0.1%
Kao Corp.	85,619	2,143,260

Insurance 0.6%
MS&AD Insurance Group Holdings, Inc.	88,262	2,066,906
NKSJ Holdings, Inc.	242,000	1,559,732

54 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dai-ichi Life Insurance Co., Ltd.	1,389	2,294,286
Tokio Marine Holdings, Inc.	117,099	3,275,779

		9,196,703

Materials 0.5%
JFE Holdings, Inc.	71,700	1,962,590
Nippon Steel Corp.	832,000	2,602,530
Shin-Etsu Chemical Co., Ltd.	57,560	2,994,461
Sumitomo Metal Industries Ltd.	559,000	1,182,553

		8,742,134

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Astellas Pharma, Inc.	67,270	2,569,258
Daiichi Sankyo Co., Ltd.	101,300	1,990,489
Takeda Pharmaceutical Co., Ltd.	114,100	5,529,609

		10,089,356

Real Estate 0.3%
Mitsubishi Estate Co., Ltd.	196,502	3,438,742
Mitsui Fudosan Co., Ltd.	132,777	2,304,373

		5,743,115

Retailing 0.1%
Fast Retailing Co., Ltd.	9,000	1,419,085

Software & Services 0.3%
Nintendo Co., Ltd.	17,239	4,078,989
Yahoo Japan Corp.	2,178	801,169

		4,880,158

Technology Hardware & Equipment 1.7%
Canon, Inc.	174,295	8,207,995
FUJIFILM Holdings Corp.	69,011	2,145,404
Fujitsu Ltd.	293,000	1,678,797
Hitachi Ltd.	692,079	3,756,416
Hoya Corp.	67,307	1,449,631
Keyence Corp.	6,200	1,638,398
Kyocera Corp.	25,100	2,769,405
Murata Manufacturing Co., Ltd.	29,174	2,107,073
Ricoh Co., Ltd.	102,000	1,125,625
Toshiba Corp.	609,178	3,243,806

		28,122,550

Telecommunication Services 1.0%
KDDI Corp.	484	3,231,220
Nippon Telegraph & Telephone Corp.	81,678	3,805,977
NTT DoCoMo, Inc.	2,238	4,152,329
SOFTBANK Corp.	134,200	5,662,813

		16,852,339

Transportation 0.3%
Central Japan Railway Co.	268	2,026,262
East Japan Railway Co.	53,360	2,965,774

		4,992,036

Utilities 0.5%
Chubu Electric Power Co., Inc.	102,300	2,241,620
The Kansai Electric Power Co., Inc.	111,300	2,344,242
The Tokyo Electric Power Co., Inc.	181,990	975,997
Tohoku Electric Power Co., Inc.	72,800	1,069,155
Tokyo Gas Co., Ltd.	365,201	1,629,359

		8,260,373

		223,155,595

Netherlands 2.4%

Capital Goods 0.4%
European Aeronautic Defence & Space Co. *	65,102	2,014,322
Koninklijke Philips Electronics N.V.	156,432	4,633,206

		6,647,528

Diversified Financials 0.5%
ING Groep N.V. CVA *	606,251	7,986,892

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	184,569	2,591,995

Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	14,909	786,683
Heineken N.V.	45,420	2,717,668
Unilever N.V. CVA	270,644	8,909,772

		12,414,123

Materials 0.2%
Akzo Nobel N.V.	36,795	2,853,016

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V. *	69,218	2,885,149

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	245,485	3,895,975

		39,274,678

Norway 0.8%

Banks 0.2%
DnB NOR A.S.A. (b)	143,336	2,330,734

Energy 0.4%
Seadrill Ltd.	47,200	1,674,558
Statoil A.S.A.	164,911	4,830,888

		6,505,446

Materials 0.1%
Yara International A.S.A.	29,350	1,718,314

Telecommunication Services 0.1%
Telenor A.S.A.	120,638	2,084,103

		12,638,597

Portugal 0.3%

Energy 0.1%
Galp Energia, SGPS, S.A., B Shares	44,444	994,034

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	127,351	1,558,503

Utilities 0.1%
EDP - Energias de Portugal S.A.	451,730	1,845,536

		4,398,073

Singapore 1.2%

Banks 0.5%
DBS Group Holdings Ltd.	264,246	3,237,533
Oversea-Chinese Banking Corp., Ltd.	419,552	3,276,376

See financial notes 55

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Overseas Bank Ltd.	171,233	2,747,410

		9,261,319

Capital Goods 0.1%
Keppel Corp., Ltd.	217,800	2,120,945

Consumer Services 0.1%
Genting Singapore plc *	927,000	1,646,435

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	339,000	1,461,008

Real Estate 0.1%
Capitaland Ltd.	503,000	1,398,986

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,178,237	3,007,596

Transportation 0.1%
Hutchison Port Holdings Trust *	33,300	30,636
Singapore Airlines Ltd.	87,000	1,002,163

		1,032,799

		19,929,088

Spain 3.7%

Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	721,901	9,247,205
Banco Santander S.A.	1,336,022	17,061,638

		26,308,843

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	28,975	1,457,653

Diversified Financials 0.0%
Criteria Caixacorp S.A.	111,160	819,971

Energy 0.3%
Repsol YPF S.A.	129,353	4,617,795

Retailing 0.2%
Industria de Diseno Textil S.A.	34,961	3,135,269

Telecommunication Services 1.0%
Telefonica S.A.	631,033	16,952,802

Transportation 0.1%
Abertis Infraestructuras S.A.	47,351	1,121,723

Utilities 0.4%
Gas Natural SDG S.A.	42,673	877,454
Iberdrola Renovables S.A.	135,889	622,132
Iberdrola S.A.	639,255	5,928,121

		7,427,707

		61,841,763

Sweden 2.4%

Banks 0.8%
Nordea Bank AB	508,535	5,798,061
Skandinaviska Enskilda Banken AB, A Shares	271,211	2,607,127
Svenska Handelsbanken AB, A Shares	73,432	2,546,566
Swedbank AB, A Shares	150,308	2,850,668

		13,802,422

Capital Goods 0.6%
Atlas Copco AB, A Shares (b)	107,348	3,152,832
Sandvik AB (b)	171,265	3,630,773
Volvo AB, B Shares	179,083	3,519,399

		10,303,004

Retailing 0.3%
Hennes & Mauritz AB, B Shares (b)	150,369	5,314,369

Technology Hardware & Equipment 0.5%
Telefonaktiebolaget LM Ericsson, B Shares	480,667	7,293,409

Telecommunication Services 0.2%
TeliaSonera AB	356,757	2,911,475

		39,624,679

Switzerland 8.4%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	370,075	10,219,722

Commercial & Professional Supplies 0.1%
SGS S.A. - Reg’d	865	1,718,767

Consumer Durables & Apparel 0.3%
Compagnie Financiere Richemont S.A., Series A	46,837	3,029,377
Swatch Group AG - Bearer Shares	4,868	2,397,175

		5,426,552

Diversified Financials 1.2%
Credit Suisse Group AG - Reg’d	158,744	7,225,497
UBS AG - Reg’d *	604,632	12,100,238

		19,325,735

Food, Beverage & Tobacco 2.1%
Nestle S.A. - Reg’d	546,897	33,945,013

Insurance 0.6%
Swiss Reinsurance Co., Ltd. - Reg’d *	57,489	3,430,166
Zurich Financial Services AG *	23,450	6,593,636

		10,023,802

Materials 0.6%
Holcim Ltd. - Reg’d	42,300	3,685,685
Syngenta AG - Reg’d	15,116	5,345,884

		9,031,569

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Novartis AG - Reg’d	447,408	26,531,369
Roche Holding AG	110,889	17,999,480
Roche Holding AG - Bearer Shares	3,695	653,567

		45,184,416

Telecommunication Services 0.1%
Swisscom AG - Reg’d	3,444	1,580,737

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	8,541	1,365,817

		137,822,130

56 See financial notes

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United Kingdom 20.9%

Banks 3.4%
Barclays plc	1,910,729	9,083,627
HSBC Holdings plc	2,777,237	30,293,815
Lloyds Banking Group plc *	6,308,359	6,263,291
Royal Bank of Scotland Group plc *	2,557,366	1,782,369
Standard Chartered plc	298,768	8,303,316

		55,726,418

Capital Goods 0.4%
BAE Systems plc	528,238	2,899,661
Rolls-Royce Group plc *	282,414	3,037,384
Rolls-Royce Group plc, C Shares (a)(c)*	27,111,744	45,286

		5,982,331

Commercial & Professional Supplies 0.1%
Experian plc	160,692	2,168,467

Consumer Services 0.2%
Compass Group plc	287,855	2,816,789

Energy 4.8%
BG Group plc	533,772	13,745,481
BP plc	2,965,852	22,799,326
Royal Dutch Shell plc, A Shares	588,320	22,726,380
Royal Dutch Shell plc, B Shares	425,492	16,553,631
Tullow Oil plc	139,314	3,342,588

		79,167,406

Food & Staples Retailing 0.7%
J Sainsbury plc	217,364	1,266,106
Tesco plc	1,274,021	8,589,325
William Morrison Supermarkets plc	351,417	1,733,729

		11,589,160

Food, Beverage & Tobacco 2.5%
Associated British Foods plc	56,501	951,564
British American Tobacco plc	315,160	13,771,576
Diageo plc	394,892	8,033,404
Imperial Tobacco Group plc	160,071	5,646,088
SABMiller plc	147,821	5,522,286
Unilever plc	204,692	6,649,712

		40,574,630

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	97,667	5,434,883

Insurance 0.6%
Aviva plc	428,961	3,210,339
Old Mutual plc	858,967	2,002,354
Prudential plc	401,870	5,199,156

		10,411,849

Materials 3.2%
Anglo American plc	209,439	10,978,586
Antofagasta plc	55,917	1,286,009
BHP Billiton plc	351,291	14,852,590
Fresnillo plc	13,776	379,664
Rio Tinto plc	240,850	17,573,682
Xstrata plc	307,268	7,881,155

		52,951,686

Media 0.3%
British Sky Broadcasting Group plc	159,997	2,250,253
Pearson plc	122,113	2,340,403

		4,590,656

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AstraZeneca plc	226,301	11,228,575
GlaxoSmithKline plc	819,583	17,903,819
Shire plc	83,987	2,606,329

		31,738,723

Telecommunication Services 1.7%
BT Group plc	1,219,910	4,005,086
Vodafone Group plc	8,325,405	24,067,088

		28,072,174

Utilities 0.8%
Centrica plc	804,153	4,318,627
National Grid plc	543,094	5,572,194
Scottish & Southern Energy plc	139,654	3,168,302

		13,059,123

		344,284,295

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc. - Reg’d	9,072	1,563,512

Total Common Stock
(Cost $1,069,692,847)		1,636,728,791

Preferred Stock 0.2% of net assets

Germany 0.2%

Automobiles & Components 0.2%
Volkswagen AG *	20,098	3,955,649

Total Preferred Stock
(Cost $2,548,297)		3,955,649

Warrants 0.0% of net assets

Italy 0.0%
Unione di Banche Italiane S.C.P.A. *	102,112	76

Total Warrants
(Cost $13,912)		76

Other Investment Company 0.1% of net assets

United States 0.1%
iShares MSCI EAFE Index Fund	30,000	1,903,800

Total Other Investment Company
(Cost $1,824,900)		1,903,800

See financial notes 57

 Schwab International Index Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Citibank
0.03%, 05/02/11	1,634,205	1,634,205

Total Short-Term Investment
(Cost $1,634,205)		1,634,205

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 3.2% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	52,955,169	52,955,169

Total Collateral Invested for Securities on Loan
(Cost $52,955,169)		52,955,169

End of collateral invested for securities on loan.

At 04/30/11, the tax basis cost of the fund’s investments was $1,084,021,710 and the unrealized appreciation and depreciation were $672,752,559 and ($112,551,748), respectively, with a net unrealized appreciation of $560,200,811.

At 04/30/11, the values of certain foreign securities held by the fund aggregating $1,428,408,580 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	All or a portion of this security is on loan.
(c)	Illiquid security. At the period end, the value of these amounted to $45,286 or 0.0% of net assets.

CVA —	Dutch Certificate
Reg’d —	Registered

58 See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	There have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Schwab Capital Trust

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:		June 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Marie Chandoha

Marie Chandoha
Chief Executive Officer

Date:		June 9, 2011

By:	/s/	George Pereira

George Pereira
Principal Financial Officer

Date:		June 14, 2011